                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00558

                       THE HARTFORD MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934 Date of fiscal year end: October 31, 2005

Date of reporting period: November 1, 2004 -- October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

A Message from the President

Dear Fellow Shareholders,
Our national economy reported strong growth in the third quarter of 2005,1 shaking off headwinds from hurricanes Katrina, Rita and Wilma and ever-rising interest rates, inflation and oil prices.
Indeed, as measured by the S&P 500 Index,2 the market returned 5.27 percent for the 6-month period ending October 31, 2005.
And I'm proud to report that 40 of our 43 funds with a 6-month performance history also posted positive returns for the same period.
This is a good example of why diversification remains such a popular investment strategy. By diversifying your portfolio over a variety of assets, you position yourself to benefit when any of a number of asset classes comes into favor.
The Hartford Mutual Funds offers a variety of investments -- including five asset allocation funds3 and four new The Hartford Target Retirement Funds -- that are built upon the time-tested principles of diversification.
You'll find more about these funds in this annual report, along with portfolio manager commentaries that will underscore our commitment to our disciplined, long-term approach.
Offering an ever greater selection of investments tailored to different investment objectives is a way for us to show our commitment to meeting changing investor needs. We are dedicated to meeting your expectations. And we work hard every day to earn your trust.

Thank you for investing in The Hartford Mutual Funds.

Dave Znamierowski
President, The Hartford Mutual Funds

1     U.S. Bureau of Economic Analysis, 10/05

2     The S&P 500 Index is an unmanaged list of 500 widely held U.S. common stocks frequently used as a measure of U.S. stock market performance. It does not represent the performance of a specific fund and is not available for direct investment.

3     Asset allocation funds do not assure or guarantee better
performance and cannot eliminate the risk of investment loss. Before investing, you should carefully read the applicable volatility disclosure for each of the Underlying Funds, which can be found in the current prospectus.


         Annual Report
         October 31, 2005                                   (ELK PHOTO)

                                        - Manager Discussions
                                        - Financials

                                        Please note that the responses to the
                                        questions: How did the Fund perform?,
                                        Why did the Fund perform this way? and
                                        What is your outlook? represent the
                                        views of the portfolio manager(s) of the applicable fund.

                                                             (THE HARTFORD LOGO)

                                                 THE HARTFORD MUTUAL FUNDS, INC.
                                              THE HARTFORD MUTUAL FUNDS II, INC.

TABLE
OF
CONTENTS

       Manager Discussions                                                     1

       The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. Financial Statements

         Schedule of Investments at October 31, 2005:

            The Hartford Advisers Fund                                        96
            The Hartford Aggressive Growth Allocation Fund                   101
            The Hartford Balanced Allocation Fund                            102
            The Hartford Capital Appreciation Fund                           103
            The Hartford Capital Appreciation II Fund                        106
            The Hartford Conservative Allocation Fund                        110
            The Hartford Disciplined Equity Fund                             111
            The Hartford Dividend and Growth Fund                            113
            The Hartford Equity Income Fund                                  115
            The Hartford Floating Rate Fund                                  116
            The Hartford Focus Fund                                          121
            The Hartford Global Communications Fund                          122
            The Hartford Global Financial Services Fund                      124
            The Hartford Global Health Fund                                  126
            The Hartford Global Leaders Fund                                 128
            The Hartford Global Technology Fund                              130
            The Hartford Growth Allocation Fund                              132
            The Hartford Growth Fund                                         133
            The Hartford Growth Opportunities Fund                           134
            The Hartford High Yield Fund                                     136
            The Hartford Income Allocation Fund                              142
            The Hartford Income Fund                                         143
            The Hartford Inflation Plus Fund                                 152
            The Hartford International Capital Appreciation Fund             154
            The Hartford International Opportunities Fund                    156
            The Hartford International Small Company Fund                    159
            The Hartford MidCap Fund                                         162
            The Hartford MidCap Value Fund                                   164
            The Hartford Money Market Fund                                   166
            The Hartford Retirement Income Fund                              167
            The Hartford Select MidCap Growth Fund                           168
            The Hartford Select MidCap Value Fund                            171
            The Hartford Select SmallCap Growth Fund                         173
            The Hartford Short Duration Fund                                 176
            The Hartford Small Company Fund                                  181
            The Hartford SmallCap Growth Fund                                184
            The Hartford Stock Fund                                          187
            The Hartford Target Retirement 2010 Fund                         189
            The Hartford Target Retirement 2020 Fund                         190
            The Hartford Target Retirement 2030 Fund                         191
            The Hartford Tax-Free California Fund                            192
            The Hartford Tax-Free Minnesota Fund                             195
            The Hartford Tax-Free National Fund                              197
            The Hartford Tax-Free New York Fund                              202
            The Hartford Total Return Bond Fund                              204
            The Hartford U.S. Government Securities Fund                     211
            The Hartford Value Fund                                          213
            The Hartford Value Opportunities Fund                            215

          Statements of Assets and Liabilities at October 31, 2005           218

          Statements of Operations for the Period Ended October 31, 2005     230

          Statements of Changes in Net Assets for the Periods Ended October 31,
          2005 and 2004                                                      242

          Statement of Cashflows of The Hartford Floating Rate Fund for the
          Period Ended October 31, 2005                                      264

          Notes to Financial Statements                                      265

          Financial Highlights                                               290

          Report of Independent Registered Public Accounting Firm            318

          Directors and Officers (Unaudited)                                 319

          Federal Tax Information Notice (Unaudited)                         321

          Expense Example (Unaudited)                                        324

          Shareholder Meeting Results (Unaudited)                            330

          Approval of Investment Management and Investment Sub-Advisory
          Agreements (Unaudited)                                             334

          Privacy Policy                                                     343

The Hartford Advisers Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                        MAXIMUM
                                                                       LONG-TERM
                                                                        TOTAL
                                                                        RETURN.
PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                      ADVISERS FUND               S&P 500 INDEX                   INDEX
                                                      -------------               -------------          ----------------------
7/22/96                                                    9450                       10000                       10000
                                                           9516                       10102                       10020
                                                           9583                       10317                       10014
                                                           9952                       10897                       10192
10/96                                                     10188                       11198                       10430
                                                          10773                       12043                       10622
                                                          10543                       11805                       10504
                                                          10923                       12542                       10517
                                                          10971                       12641                       10539
                                                          10705                       12122                       10413
                                                          11123                       12845                       10565
                                                          11589                       13630                       10664
                                                          12031                       14236                       10792
                                                          12750                       15368                       11122
                                                          12156                       14507                       10997
                                                          12667                       15301                       11170
10/97                                                     12484                       14790                       11349
                                                          12889                       15475                       11409
                                                          13001                       15741                       11529
                                                          13127                       15914                       11691
                                                          13700                       17061                       11668
                                                          14179                       17935                       11704
                                                          14383                       18118                       11762
                                                          14247                       17806                       11888
                                                          14809                       18529                       12009
                                                          14907                       18333                       12019
                                                          13667                       15684                       12253
                                                          14226                       16689                       12604
10/98                                                     14766                       18044                       12514
                                                          15258                       19138                       12590
                                                          15742                       20240                       12621
                                                          16063                       21086                       12711
                                                          15713                       20430                       12408
                                                          16195                       21248                       12470
                                                          16678                       22070                       12501
                                                          16296                       21549                       12373
                                                          16936                       22745                       12334
                                                          16633                       22035                       12300
                                                          16462                       21925                       12290
                                                          16243                       21324                       12400
10/99                                                     16771                       22674                       12432
                                                          16953                       23134                       12425
                                                          17643                       24495                       12349
                                                          17074                       23265                       12346
                                                          17157                       22825                       12500
                                                          18317                       25058                       12681
                                                          17964                       24304                       12619
                                                          17692                       23805                       12608
                                                          17998                       24391                       12865
                                                          17840                       24010                       13001
                                                          18525                       25501                       13185
                                                          18034                       24155                       13235
10/00                                                     18086                       24054                       13318
                                                          17538                       22158                       13546
                                                          17801                       22267                       13813
                                                          18111                       23057                       14045
                                                          17403                       20957                       14189
                                                          16719                       19630                       14255
                                                          17388                       21153                       14147
                                                          17510                       21295                       14229
                                                          17067                       20777                       14297
                                                          17079                       20574                       14653
                                                          16464                       19288                       14841
                                                          15820                       17731                       14977
10/01                                                     16157                       18070                       15358
                                                          16808                       19456                       15106
                                                          16874                       19627                       14987
                                                          16648                       19341                       15096
                                                          16546                       18967                       15224
                                                          16822                       19680                       14915
                                                          15951                       18488                       15205
                                                          15860                       18352                       15345
                                                          15199                       17045                       15475
                                                          14721                       15717                       15661
                                                          14744                       15820                       16012
                                                          13812                       14102                       16356
10/02                                                     14475                       15342                       16199
                                                          15126                       16244                       16208
                                                          14645                       15290                       16638
                                                          14381                       14891                       16638
                                                          14289                       14668                       16934
                                                          14314                       14810                       16912
                                                          15028                       16029                       17093
                                                          15638                       16872                       17621
                                                          15760                       17088                       17551
                                                          15818                       17389                       16815
                                                          15980                       17728                       16926
                                                          15925                       17540                       17419
10/03                                                     16448                       18531                       17198
                                                          16563                       18694                       17244
                                                          17260                       19674                       17414
                                                          17353                       20036                       17573
                                                          17492                       20314                       17787
                                                          17317                       20008                       17951
                                                          17002                       19693                       17400
                                                          17130                       19963                       17311
                                                          17421                       20351                       17382
                                                          16989                       19677                       17566
                                                          17118                       19756                       17938
                                                          17082                       19969                       18001
10/04                                                     17094                       20275                       18158
                                                          17410                       21094                       17956
                                                          17852                       21811                       18147
                                                          17651                       21279                       18274
                                                          17887                       21725                       18153
                                                          17501                       21341                       18026
                                                          17441                       20935                       18296
                                                          17904                       21601                       18526
                                                          17909                       21632                       18647
                                                          18398                       22436                       18437
                                                          18493                       22231                       18712
                                                          18567                       22411                       18467
10/05                                                     18341                       22038                       18309

    --- ADVISERS FUND              -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $9,450  starting value         CREDIT BOND INDEX                  $10,000 starting value
        $18,341 ending value           $10,000 starting value             $22,038 ending value
                                       $18,309 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is a broad based unmanaged, market value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

              INCEPTION                       SINCE
                DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
Advisers A#   7/22/1996   7.30%     0.28%     7.41%
----------------------------------------------------------
Advisers A##  7/22/1996   1.39%    -0.85%     6.76%
----------------------------------------------------------
Advisers B#   7/22/1996   6.48%    -0.44%     NA*
----------------------------------------------------------
Advisers B##  7/22/1996   1.48%    -0.81%     NA*
----------------------------------------------------------
Advisers C    7/22/1996   6.63%    -0.36%     6.69%
----------------------------------------------------------
Advisers C##  7/22/1996   5.63%    -0.36%     6.69%
----------------------------------------------------------
Advisers Y#   7/22/1996   7.78%     0.76%     7.92%
----------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Classes B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner

JOHN C. KEOGH
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Advisers Fund Class A, before sales charge, returned 7.30%, for the 12-month period ended October 31, 2005, versus a return of 8.72% for the S&P 500 Index, 0.83% for the Lehman Brothers Government/Credit Bond Index and the Lipper Balanced Portfolio Funds average of 6.81%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed because it added value in three areas: the asset allocation decision to overweight stocks versus bonds, relative performance in its equity portion, and relative performance in its fixed income portion. The Fund maintained an equity weighting in the Fund between 67% and 70% during the period, which helped performance as equities outperformed fixed income. Stock selection was strong across many industries and, within fixed income, the Fund made prudent decisions on duration and yield curve positioning.

The Fund had strong stock selection in several sectors, most notably in Financials, Materials, Industrial Consumer Discretionary, and Information Technology. Consistent with the Fund's approach of selecting stock from across the full spectrum of opportunities, the Fund had strong contributions from stocks in a variety of sectors. Mitsubishi UFJ Financial, the world's largest bank, benefited from an improving Japanese economy and prospects for reinflation in Japan. Shares of the biotechnology firm Amgen were up sharply after posting very strong earnings, driven by sales of Aranesp, which treats anemia in cancer patients. The company also offered an improved view of the product pipeline which helped the shares. In Materials, mining company, Rio Tinto, rose sharply during the period based on the strength of copper, iron ore, and coal prices.

Among the few areas of weakness was an underweight to the strong performing Utilities sector. The Fund has been underweight Utilities because we believe the stocks offer limited prospects for growth. Individual stocks that detracted from relative and absolute results included Fannie Mae (Financials) and Alcoa (Materials). Fannie Mae declined due to regulatory scrutiny of their accounting practices and Alcoa shares lagged because the company's profit margins were negatively affected by energy related cost increases.

Relative performance in fixed income was strong as well. The Fund was underweight bonds in the 5 to 10 year maturity range

--------------------------------------------------------------------------------

and overweight bonds in the 10 to 30 year range. This was the right positioning in an environment where the Federal Reserve was raising short term rates and long term rates were declining, resulting in a "flattening" of the yield curve. The Fund benefited by not owning any debt issues from Ford or General Motors when both had their credit ratings downgraded during the period. In addition, the Fund benefited by holding a position in Treasury Inflation Protected Securities (TIPS) as inflation concerns rose following the gulf hurricanes.
WHAT IS THE OUTLOOK?
On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the equity portion of the Fund; Mr. Alexander retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with Hartford Funds. Mr. Irons has been involved with The Hartford Value Fund and The Hartford Equity Income Fund investment team and Mr. Pannell has been portfolio manager for The Hartford Capital Appreciation Fund. John C. Keogh will continue in his role as portfolio manager for the fixed income portion of the fund.

Mr. Irons and Mr. Pannell will continue to manage the stock portion with a large cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit some or all of the following characteristics: industry leadership, strong balance sheets, solid management teams, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst. The equity managers will continue to work collaboratively with Mr. Keogh to make decisions regarding portfolio weights in stocks, bonds, and cash.

At the end of the period the Fund maintained 68% in equities and was overweight Information Technology and Consumer Discretionary and underweight Consumer Staples and Utilities.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.3%
-------------------------------------------------------------------
Capital Goods                                               4.3
-------------------------------------------------------------------
Consumer Cyclical                                           7.8
-------------------------------------------------------------------
Consumer Staples                                            5.3
-------------------------------------------------------------------
Energy                                                      5.8
-------------------------------------------------------------------
Finance                                                    21.9
-------------------------------------------------------------------
General Obligations                                         0.2
-------------------------------------------------------------------
Health Care                                                 9.3
-------------------------------------------------------------------
Services                                                    3.9
-------------------------------------------------------------------
Technology                                                 18.5
-------------------------------------------------------------------
Transportation                                              0.9
-------------------------------------------------------------------
U.S. Government Agencies                                    1.7
-------------------------------------------------------------------
U.S. Government Securities                                 13.4
-------------------------------------------------------------------
Utilities                                                   0.9
-------------------------------------------------------------------
Short-Term Investments                                     16.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

COMPOSITION BY SECTOR
as of October 31, 2005

                                                      PERCENTAGE OF
SECTOR                                                 NET ASSETS
-------------------------------------------------------------------
Common Stock                                               67.7%
-------------------------------------------------------------------
Asset Backed and Commercial Mortgage Securities             3.2
-------------------------------------------------------------------
Corporate Bonds: Investment Grade                          12.0
-------------------------------------------------------------------
Municipal Bonds                                             0.2
-------------------------------------------------------------------
U.S. Government Securities                                 13.4
-------------------------------------------------------------------
U.S. Government Agencies                                    1.7
-------------------------------------------------------------------
Short-Term Investments                                     16.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Aggressive Growth Allocation Fund
(advised by Hartford Investment Financial Services, LLC)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 5/28/04 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                             AGGRESSIVE GROWTH ALLOCATION FUND            S&P 500 INDEX
                                                             ---------------------------------            -------------
5/28/04                                                                     9450                              10000
6/04                                                                        9705                              10194
7/04                                                                        9318                               9857
8/04                                                                        9280                               9896
9/04                                                                        9592                              10003
10/04                                                                       9809                              10156
11/04                                                                      10291                              10566
12/04                                                                      10670                              10925
1/05                                                                       10357                              10659
2/05                                                                       10565                              10883
3/05                                                                       10328                              10690
4/05                                                                       10072                              10487
5/05                                                                       10442                              10820
6/05                                                                       10612                              10836
7/05                                                                       11029                              11239
8/05                                                                       11039                              11136
9/05                                                                       11162                              11226
10/05                                                                      10849                              11039

    --- AGGRESSIVE GROWTH ALLOCATION FUND      --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $10,849 ending value                       $11,039 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                                  INCEPTION              SINCE
                                    DATE      1 YEAR   INCEPTION
---------------------------------------------------------------------
Aggressive Growth Allocation A#   5/28/2004   10.60%    10.14%
---------------------------------------------------------------------
Aggressive Growth Allocation A##  5/28/2004    4.56%     5.88%
---------------------------------------------------------------------
Aggressive Growth Allocation B#   5/28/2004    9.88%     9.41%
---------------------------------------------------------------------
Aggressive Growth Allocation B##  5/28/2004    4.88%     6.71%
---------------------------------------------------------------------
Aggressive Growth Allocation C#   5/28/2004    9.88%     9.41%
---------------------------------------------------------------------
Aggressive Growth Allocation C##  5/28/2004    8.88%     9.41%
---------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve month period ended October 31, 2005, The Hartford Aggressive Growth Allocation Fund Class A had a total return, before sales charge, of 10.60%, versus the return of 8.72% for the S&P 500 Index and a return of 13.33% for the Lipper Global Multi-Cap Core peer average.

WHY DID THE FUND PERFORM THIS WAY?

The year ended October 31, 2005, was an interesting one for the stock market since investors had to weigh indications of a strong economy versus signs of rising interest rates and increasing energy and commodity prices. Even though the Federal Reserve had raised its Federal Funds Target Rate 12 consecutive times by November 1, 2005, for most of the year stocks, and in particular the riskier small and mid capitalization issues, had strong gains. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of a weakening economy into the financial markets and exacerbated existing inflation concerns. Accordingly, in the period after the hurricanes, equities generally declined, with smaller capitalization issues losing more than large cap stocks.

The Fund is structured around five equity indices. For the twelve month period, the MSCI EAFE was the top performer (up 18.09%), followed by the S&P Midcap 400 (up 17.65%), the Russell 2000 (up 12.08%), the S&P 500/Barra Value (up 10.17%)
and the S&P 500/Barra Growth (up 7.25%). International, midcap and small cap stocks are not included in the S&P 500 Index. As such, the Fund's exposure to those equity styles were beneficial since they each outperformed the large cap S&P 500 Index by a considerable margin, in addition, the Fund's performance is affected by the performance of the underlying funds. Top fund performers included Capital Appreciation, Disciplined Equity, Small Company and SmallCap Growth. Fund underperformers included International Capital Appreciation and Global Leaders. It should be noted, however, that in the period after the hurricanes, the Fund's underweight to large cap stocks detracted from performance, offsetting a portion of the gains from earlier in the year.

WHAT IS THE OUTLOOK?

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. It is still too early to tell fully what effect the storms will have on the economy. However, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from further rate increases by the Federal Reserve. Rising interest rates may be more taxing to smaller firms than larger companies because they typically have higher borrowing costs. Recently, more international exposure has been added to some

--------------------------------------------------------------------------------

underlying domestic equity Funds. In response, the allocation to foreign funds has been marginally reduced. Due to their strong performance, the Capital Appreciation and Disciplined Equity Funds will also play a greater role in the portfolio. The allocation to the MidCap Value Fund was modestly reduced for style reasons. We continue to use cash flows to implement our allocation changes.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 7.9%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                  13.8
-------------------------------------------------------------------
Hartford Dividend and Growth Fund, Class Y                  4.9
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       4.0
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               9.9
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 2.0
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   7.9
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          4.9
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         3.9
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        4.1
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                     12.0
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               10.8
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                 12.8
-------------------------------------------------------------------
Other Assets and Liabilities                                1.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Balanced Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL
APPRECIATION AND INCOME.

PERFORMANCE OVERVIEW(2) 5/28/04 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                                BALANCED ALLOCATION FUND      AGGREGATE BOND INDEX            S&P 500 INDEX
                                                ------------------------      --------------------            -------------
5/28/04                                                    9450                       10000                       10000
6/04                                                       9582                       10057                       10194
7/04                                                       9394                       10157                        9857
8/04                                                       9412                       10351                        9896
9/04                                                       9606                       10379                       10003
10/04                                                      9748                       10466                       10156
11/04                                                     10023                       10382                       10566
12/04                                                     10292                       10477                       10925
1/05                                                      10102                       10543                       10659
2/05                                                      10216                       10481                       10883
3/05                                                      10051                       10428                       10690
4/05                                                       9937                       10569                       10487
5/05                                                      10194                       10683                       10820
6/05                                                      10313                       10741                       10836
7/05                                                      10542                       10643                       11239
8/05                                                      10609                       10780                       11136
9/05                                                      10676                       10669                       11226
10/05                                                     10476                       10584                       11039

    --- BALANCED ALLOCATION FUND  -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450 starting value         BOND INDEX                         $10,000 starting value
        $10,476 ending value          $10,000 starting value             $11,039 ending value
                                      $10,584 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                         INCEPTION              SINCE
                           DATE      1 YEAR   INCEPTION
------------------------------------------------------------
Balanced Allocation A#   5/28/2004   7.47%      7.47%
------------------------------------------------------------
Balanced Allocation A##  5/28/2004   1.55%      3.32%
------------------------------------------------------------
Balanced Allocation B#   5/28/2004   6.66%      6.67%
------------------------------------------------------------
Balanced Allocation B##  5/28/2004   1.66%      3.93%
------------------------------------------------------------
Balanced Allocation C#   5/28/2004   6.66%      6.67%
------------------------------------------------------------
Balanced Allocation C##  5/28/2004   5.66%      6.67%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve month period ended October 31, 2005, The Hartford Balanced Allocation Fund Class A had a total return, before sales charge, of 7.47%, versus the return of 6.81% for the Lipper Balanced Fund Index and 1.13% for the Lehman Brothers U.S. Aggregate Bond Index and 8.72% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. This positive outlook for the economy boded favorable for high yield bonds, which were among the strongest performing bond groups for the year. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds began to rise and below-investment grade bonds fell out of favor. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity and lower quality bonds declining most. Equities performed solidly during the year, with small and mid capitalization stocks outperforming large cap stocks through most of the year, in addition, the Fund's performance is affected by the performance of the underlying funds. Top fund performers included Capital Appreciation, Disciplined Equity, Small Company and SmallCap Growth while Fund underperformers included International Capital Appreciation and Global Leaders. However, in the period after the hurricanes, equities generally declined, with large caps losing less than the smaller capitalization issues.

The Fund seeks to achieve long-term capital appreciation and income by investing in a combination of domestic and foreign equity mutual funds, and fixed income funds. The Fund's target allocation is typically 60% equity and 40% fixed income. The fixed income component of the Fund is structured around six fixed income indices. Over the past twelve months, the Credit Suisse First Boston
(CSFB) Leveraged Loan Index was the top performer (up 5.87%), followed by the Lehman Brothers High Yield Index (up 4.08%), the Lehman U.S. TIPS Index (up 2.94%), the Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.76%), the Lehman Brothers U.S. Aggregate Index (up 1.13%), and finally the

--------------------------------------------------------------------------------

Lehman 1-3 Year Government Index (up 0.80%). Throughout most of the year, the duration of the Fund's fixed income component was targeted to be less than the Lehman Aggregate based upon both the risk preferences of the Fund and in anticipation of rising rates. While short-term interest rose throughout the year, long-term interests declined or remained stable until recently. As such, the Fund's lower interest rate sensitivity detracted substantially from performance as long-term interest rates fell. However, the Fund benefited, relative to the Index, from its allocation to the Treasury Inflation Protected Securities (TIPS) and more recently its inclusion of the Floating Rate Fund. The Fund's benchmark does not have an allocation to TIPS or bank loans. The equity component of the Fund is structured around five equity indices. For the twelve month period, the MSCI EAFE was the top performer (up 18.09%), followed by the S&P Midcap 400 (up 17.65%), the Russell 2000 (up 12.08%), the S&P 500/Barra Value (up 10.17%) and the S&P 500/Barra Growth (up 7.25%). Although international, midcap and small cap stocks are not included in the S&P 500 Index, the Fund's exposure to those equity styles were beneficial since they each outperformed the large cap S&P 500 Index by a considerable margin.

WHAT IS THE OUTLOOK?

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. While it may still be too early to tell fully what effect the storms will have on the national economy, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from another increase in the Federal Funds Target Rate by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. In the third quarter, we introduced the Floating Rate Fund into the portfolio since it was a source of yield and provides some protection from rising interest rates. The bank loans in the Floating Rate Fund are also excellent diversifiers when combined with other fixed income securities. Since the Total Return Bond Fund and Short Duration Funds have been adding Treasury Inflation-Protected Securities (TIPS) to their portfolios, we have decreased allocations to the Inflation Plus Fund to keep the TIPS exposure in balance. Within the equity component of the portfolio, more international exposure has been added to some underlying domestic equity Funds. In response, the allocation to foreign funds has been marginally reduced. Due to their strong performance, the Capital Appreciation and Disciplined Equity Funds will play a greater role in the portfolio. We continue to use cash flows to implement our allocation changes.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 9.7%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   4.8
-------------------------------------------------------------------
Hartford Dividend and Growth Fund, Class Y                  2.2
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        1.4
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       1.7
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               5.8
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 2.9
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           3.0
-------------------------------------------------------------------
Hartford Income Fund, Class Y                               3.0
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       9.9
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   7.8
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         4.9
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                         2.0
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      10.4
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        3.2
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      1.8
-------------------------------------------------------------------
Hartford Stock Fund, Class Y                                2.0
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    9.9
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                3.8
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  8.8
-------------------------------------------------------------------
Other Assets and Liabilities                                1.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 CAPITAL APPRECIATION FUND                S&P 500 INDEX
                                                                 -------------------------                -------------
7/22/96                                                                     9450                              10000
                                                                            9667                              10102
                                                                           10593                              10317
                                                                           11302                              10897
10/96                                                                      11671                              11198
                                                                           12531                              12043
                                                                           13017                              11805
                                                                           14118                              12542
                                                                           14031                              12641
                                                                           13368                              12122
                                                                           13485                              12845
                                                                           16252                              13630
                                                                           17633                              14236
                                                                           19319                              15368
                                                                           19701                              14507
                                                                           21534                              15301
10/97                                                                      20367                              14790
                                                                           20395                              15475
                                                                           20189                              15741
                                                                           19713                              15914
                                                                           21570                              17061
                                                                           22309                              17935
                                                                           22432                              18118
                                                                           20940                              17806
                                                                           21265                              18529
                                                                           20376                              18333
                                                                           15926                              15684
                                                                           16600                              16689
10/98                                                                      18243                              18044
                                                                           19489                              19138
                                                                           20847                              20240
                                                                           22388                              21086
                                                                           21072                              20430
                                                                           22858                              21248
                                                                           24154                              22070
                                                                           25125                              21549
                                                                           26492                              22745
                                                                           26808                              22035
                                                                           25869                              21925
                                                                           25409                              21324
10/99                                                                      27022                              22674
                                                                           29525                              23134
                                                                           34762                              24495
                                                                           34369                              23265
                                                                           39947                              22825
                                                                           39828                              25058
                                                                           35674                              24304
                                                                           33790                              23805
                                                                           37326                              24391
                                                                           36736                              24010
                                                                           40832                              25501
                                                                           39685                              24155
10/00                                                                      38312                              24054
                                                                           34607                              22158
                                                                           37677                              22267
                                                                           39802                              23057
                                                                           37453                              20957
                                                                           35708                              19630
                                                                           38735                              21153
                                                                           39273                              21295
                                                                           38606                              20777
                                                                           36845                              20574
                                                                           35243                              19288
                                                                           30813                              17731
10/01                                                                      31706                              18070
                                                                           33837                              19456
                                                                           35140                              19627
                                                                           33773                              19341
                                                                           32746                              18967
                                                                           34285                              19680
                                                                           32170                              18488
                                                                           31761                              18352
                                                                           29144                              17045
                                                                           26594                              15717
                                                                           27134                              15820
                                                                           25058                              14102
10/02                                                                      26912                              15342
                                                                           29186                              16244
                                                                           27108                              15290
                                                                           26463                              14891
                                                                           26108                              14668
                                                                           25714                              14810
                                                                           27792                              16029
                                                                           29988                              16872
                                                                           30737                              17088
                                                                           31303                              17389
                                                                           32445                              17728
                                                                           32393                              17540
10/03                                                                      34839                              18531
                                                                           35616                              18694
                                                                           38063                              19674
                                                                           38653                              20036
                                                                           40006                              20314
                                                                           39966                              20008
                                                                           38559                              19693
                                                                           39334                              19963
                                                                           40899                              20351
                                                                           38916                              19677
                                                                           38297                              19756
                                                                           39599                              19969
10/04                                                                      40494                              20275
                                                                           43268                              21094
                                                                           44886                              21811
                                                                           43845                              21279
                                                                           45515                              21725
                                                                           43754                              21341
                                                                           42467                              20935
                                                                           43716                              21601
                                                                           44568                              21632
                                                                           46792                              22436
                                                                           47185                              22231
                                                                           48856                              22411
10/05                                                                      48001                              22038

    --- CAPITAL APPRECIATION FUND              --- S & P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $48,001 ending value                       $22,038 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

             INCEPTION                       SINCE
               DATE      1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------
Cap App A#   7/22/1996   18.54%   4.61%     19.14%
---------------------------------------------------------
Cap App A##  7/22/1996   12.03%   3.43%     18.41%
---------------------------------------------------------
Cap App B#   7/22/1996   17.63%   3.84%      NA*
---------------------------------------------------------
Cap App B##  7/22/1996   12.63%   3.49%      NA*
---------------------------------------------------------
Cap App C#   7/22/1996   17.73%   3.93%     18.35%
---------------------------------------------------------
Cap App C##  7/22/1996   16.73%   3.93%     18.35%
---------------------------------------------------------
Cap App Y#   7/22/1996   19.14%   5.18%     19.74%
---------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

SAUL J. PANNELL, CFA
Senior Vice President, Partner

FRANK D. CATRICKES, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Capital Appreciation Fund returned 18.54% for the twelve month period ended October 31, 2005. The Fund outperformed the S&P 500 Index return of 8.72% and the Lipper Multi-Cap Core Funds Average return of 10.50%.

WHY DID THE FUND PERFORM THIS WAY?

The twelve months ended October 31, 2005 were subject to significant volatility. 2004 ended on a positive note as markets rallied during the traditionally strong fourth quarter. Rising oil prices, the Federal Reserve's ongoing interest rate increases, and inflation concerns began to take their toll during the first part of 2005, and investors pushed stocks lower through April. Markets reversed course over the summer as corporate earnings strength continued despite rising interest rates and input costs. The fiscal year closed on a weak note, as markets fell in October. The Fund outperformed its benchmark over each of these time periods, providing excess returns in both rising and falling markets.

Relative and absolute performance was strong across the board. Fund results exceeded those of the benchmark in seven of 10 economic sectors, and all sectors provided positive absolute returns. Performance was particularly positive in Financials, Energy and Materials stocks. Brazilian stocks Unibanco (Financials) and CVRD (Materials) each rose over 100% during the year, while positions in exploration and production firms Devon Energy and XTO Energy boosted results in the Energy sector. Other top contributors included Korean electronics giant Samsung, coal and metals producer Teck Cominco, Japanese bank Mitsubishi UFJ, and Mexican cell phone operator America Movil.

The Fund lagged the benchmark in the Health Care, Industrials, and Utilities sectors. Within Health Care, Biotechnology firm Elan suffered a steep decline after pulling its much-heralded multiple sclerosis drug Tysabri from the market following patient deaths associated with the treatment, and OSI Pharmaceuticals declined on expense concerns regarding its launch of Tarceva, a drug that treats non-small cell lung cancer. A position in conglomerate Tyco detracted from results in the Industrials sector, while relative underperformance in Utilities was driven by our underweight to this high-performing sector. Other underperformers during the year were packaging concern Smurfit-Stone and programmable logic maker Altera. We no longer hold positions in any of these companies.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

The marked increase in global energy prices in the aftermath of the destructive US hurricane season will negatively impact economic growth near term. US consumers are especially hard hit, as they face a noticeable increase in short-term interest rates as well. Energy prices remain high, but once this energy shock has been absorbed by the world economy, activity is expected to strengthen again. We anticipate that emerging countries will lead this upturn. Inflation is set to accelerate globally, driven by rising energy prices. We expect that this will fail to feed through to other inflation categories on a sustained basis given the determined anti-inflationary stance of the Federal Reserve Bank. We therefore look for a decelerating rate of increase in inflation over the course of 2006.

We continue to focus our efforts on picking stocks one-at-a-time based on detailed fundamental research. We recently added to the Fund's Industrial holdings, and reduced our exposure in the Materials sector. At the end of the period, our stock-by-stock investment process resulted in greater-than-benchmark weights in the Materials, Consumer Discretionary and Financials sectors, and less-than-benchmark weights in Consumer Staples, Health Care, and Utilities. DIVERSIFICATION BY INDUSTRY as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            11.3%
-------------------------------------------------------------------
Capital Goods                                               5.8
-------------------------------------------------------------------
Consumer Cyclical                                           5.7
-------------------------------------------------------------------
Consumer Staples                                            2.3
-------------------------------------------------------------------
Energy                                                      6.7
-------------------------------------------------------------------
Finance                                                    25.1
-------------------------------------------------------------------
Health Care                                                 6.7
-------------------------------------------------------------------
Services                                                    5.8
-------------------------------------------------------------------
Technology                                                 24.3
-------------------------------------------------------------------
Transportation                                              1.9
-------------------------------------------------------------------
Utilities                                                   0.5
-------------------------------------------------------------------
Short-Term Investments                                     10.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -7.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Australia                                                   0.9%
-------------------------------------------------------------------
Brazil                                                      2.6
-------------------------------------------------------------------
Canada                                                      2.2
-------------------------------------------------------------------
China                                                       0.9
-------------------------------------------------------------------
France                                                      0.6
-------------------------------------------------------------------
Germany                                                     0.0
-------------------------------------------------------------------
Greece                                                      0.4
-------------------------------------------------------------------
India                                                       0.7
-------------------------------------------------------------------
Israel                                                      1.2
-------------------------------------------------------------------
Italy                                                       1.5
-------------------------------------------------------------------
Japan                                                       5.2
-------------------------------------------------------------------
Luxembourg                                                  0.9
-------------------------------------------------------------------
Mexico                                                      0.9
-------------------------------------------------------------------
South Korea                                                 3.5
-------------------------------------------------------------------
Switzerland                                                 1.1
-------------------------------------------------------------------
Taiwan                                                      0.7
-------------------------------------------------------------------
Turkey                                                      0.2
-------------------------------------------------------------------
United Kingdom                                              2.1
-------------------------------------------------------------------
United States                                              70.5
-------------------------------------------------------------------
Short Term Investments                                     10.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -7.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Capital Appreciation II Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(2) 4/29/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                CAPITAL APPRECIATION II FUND            RUSSELL 3000 INDEX
                                                                ----------------------------            ------------------
4/30/05                                                                     9450                              10000
5/05                                                                        9809                              10379
6/05                                                                       10007                              10451
7/05                                                                       10452                              10880
8/05                                                                       10517                              10776
9/05                                                                       10669                              10871
10/05                                                                      10461                              10667

    --- CAPITAL APPRECIATION II FUND           --- RUSSELL 3000 INDEX
        $9,450  starting value                     $10,000 starting value
        $10,461 ending value                       $10,667 ending value

RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                INCEPTION     SINCE
                  DATE      INCEPTION
------------------------------------------
Cap App II A#   4/29/2005    10.70%
------------------------------------------
Cap App II A##  4/29/2005     4.63%
------------------------------------------
Cap App II B#   4/29/2005    10.20%
------------------------------------------
Cap App II B##  4/29/2005     5.20%
------------------------------------------
Cap App II C#   4/29/2005    10.40%
------------------------------------------
Cap App II C##  4/29/2005     9.40%
------------------------------------------
Cap App II Y#   4/29/2005    10.80%
------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

JAMES H. AVERILL, PHD
Senior Vice President

DAVID R. FASSNACHT, CFA
Senior Vice President

JAMES N. MORDY
Senior Vice President

DAVID W. PALMER, CFA
Vice President
MICHAEL T. CARMEN, CFA
Senior Vice President

FRANK D. CATRICKES, CFA
Vice President

NICHOLAS M. CHOUMENKOVITCH, CFA
Vice President

SAUL J. PANNELL, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Capital Appreciation II Fund was launched April 29, 2005 and therefore has a performance track record for only six-months of the annual reporting period ended October 31, 2005. During that time, the Fund's Class A shares returned 10.7%, before sales charge, for the period ended October 31, 2005. The Fund's return exceeded the 6.7% return of the Russell 3000 Index. The Fund's current peer group, Lipper Multi-Cap Growth, returned 12.1% during the period.

WHY DID THE FUND PERFORM THIS WAY?

Superior stock selection within all economic sectors contributed to the Fund's outperformance relative to the benchmark. Energy, Health Care, Materials, Financials and Information Technology were the areas of greatest relative strength. The Fund's top contributors to both absolute and relative performance were Information Technology holdings Google (Software & Services) and Red Hat (Software & Services). Global Internet search solutions company, Google, benefited from its market leading position in the fast-growing search market and higher-than-expected earnings. Linux software provider Red Hat rose as a favorable mix of subscription revenue and good expense controls elevated operating margins.

Within the Health Care sector, Advanced Neuromodulation Systems (Health Care Equipment & Services) was also a leading contributor to performance. This small cap company manufactures implantable neuromodulation devices, which are used to manage disorders of the central nervous system including depression, migraine headaches and obesity. The stock price advanced as a result of the company's increased profitability and its upcoming acquisition by St. Jude Medical.

The favorable environment for Energy stocks during the period benefited shares of exploration and production firm Petro-Canada

--------------------------------------------------------------------------------

(Energy), as well as GlobalSantaFe (Energy) and Noble Corporation (Energy).

Performance relative to the benchmark was negatively impacted by sector positioning, which is a fallout of the Portfolio Managers' bottom-up investment process. In particular, an overweight to the Materials sector and an underweight to the Financials sector detracted from relative performance. In addition, relative performance was hurt by two of our holdings in the Health Care sector. Shionogi (Pharmaceuticals & Biotechnology) declined on negative sentiment about the future success of cholesterol lowering drug, Crestor. Sanofi-Aventis (Pharmaceuticals & Biotechnology) experienced weakness due to a negative patent ruling relating to Lovenox.

Other notable detractors from both absolute and relative returns during the period were Foot Locker (Retailing) and Alcoa (Materials). Concerns about a weakening global consumer weighed on the share price of Foot Locker, while Alcoa was negatively impacted by rising costs and lower aluminum prices.
WHAT IS THE OUTLOOK FOR THE REMAINDER OF 2005?
Hartford Capital Appreciation II Fund is a multi-managed Fund with an opportunistic investment approach. The Fund's managers pursue diverse and complementary investment strategies, with fundamental, bottom-up research as the foundation for portfolio construction. The Fund is not designed to exhibit an intentional style bias, as the investment opportunity set includes stocks of all market capitalizations, value and growth characteristics and domiciles.

As of the end of the period, Health Care, Materials and Consumer Discretionary represented the Fund's greatest sector overweights relative to the benchmark. Financials and Consumer Staples were the greatest underweight allocations. The Fund's exposure to non-U.S. stocks represented 27% of assets. This positioning is primarily the result of bottom-up fundamental analysis and a search for opportunity, rather than from top-down, macro-economic themes.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            10.8%
-------------------------------------------------------------------
Capital Goods                                               3.3
-------------------------------------------------------------------
Consumer Cyclical                                           9.2
-------------------------------------------------------------------
Consumer Staples                                            4.6
-------------------------------------------------------------------
Energy                                                      6.1
-------------------------------------------------------------------
Finance                                                    13.4
-------------------------------------------------------------------
Health Care                                                17.0
-------------------------------------------------------------------
Services                                                    4.4
-------------------------------------------------------------------
Technology                                                 21.5
-------------------------------------------------------------------
Transportation                                              3.3
-------------------------------------------------------------------
Utilities                                                   1.4
-------------------------------------------------------------------
Short Term Investments                                      4.2
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
--------------------------                            -------------
Australia                                                   0.8%
-------------------------------------------------------------------
Austria                                                     0.4
-------------------------------------------------------------------
Bermuda                                                     0.2
-------------------------------------------------------------------
Brazil                                                      2.3
-------------------------------------------------------------------
Canada                                                      3.9
-------------------------------------------------------------------
Finland                                                     0.4
-------------------------------------------------------------------
France                                                      4.0
-------------------------------------------------------------------
Germany                                                     0.3
-------------------------------------------------------------------
Greece                                                      0.1
-------------------------------------------------------------------
Hong Kong                                                   0.3
-------------------------------------------------------------------
India                                                       0.1
-------------------------------------------------------------------
Israel                                                      0.4
-------------------------------------------------------------------
Italy                                                       0.1
-------------------------------------------------------------------
Japan                                                       2.8
-------------------------------------------------------------------
Mexico                                                      0.3
-------------------------------------------------------------------
Netherlands                                                 0.7
-------------------------------------------------------------------
Peru                                                        0.1
-------------------------------------------------------------------
Russia                                                      0.5
-------------------------------------------------------------------
Singapore                                                   0.1
-------------------------------------------------------------------
South Africa                                                0.2
-------------------------------------------------------------------
South Korea                                                 1.3
-------------------------------------------------------------------
Spain                                                       0.6
-------------------------------------------------------------------
Sweden                                                      0.5
-------------------------------------------------------------------
Switzerland                                                 2.0
-------------------------------------------------------------------
Taiwan                                                      0.4
-------------------------------------------------------------------
Turkey                                                      0.1
-------------------------------------------------------------------
United Kingdom                                              3.5
-------------------------------------------------------------------
United States                                              68.6
-------------------------------------------------------------------
Short Term Investments                                      4.2
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Conservative Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 5/28/04 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                             CONSERVATIVE ALLOCATION FUND         S&P 500 INDEX           AGGREGATE BOND INDEX
                                             ----------------------------         -------------           --------------------
5/28/04                                                  9450                         10000                       10000
6/04                                                     9573                         10194                       10057
7/04                                                     9431                          9857                       10157
8/04                                                     9497                          9896                       10351
9/04                                                     9606                         10003                       10379
10/04                                                    9729                         10156                       10466
11/04                                                    9900                         10566                       10382
12/04                                                   10087                         10925                       10477
1/05                                                     9982                         10659                       10543
2/05                                                    10068                         10883                       10481
3/05                                                     9930                         10690                       10428
4/05                                                     9872                         10487                       10569
5/05                                                    10054                         10820                       10683
6/05                                                    10136                         10836                       10741
7/05                                                    10271                         11239                       10643
8/05                                                    10348                         11136                       10780
9/05                                                    10356                         11226                       10669
10/05                                                   10211                         11039                       10584

    --- CONSERVATIVE ALLOCATION    -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450 starting value          $10,000 starting value             $11,039 ending value
        $10,211 ending value           $10,584 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                             INCEPTION               SINCE
                                DATE      1 YEAR   INCEPTION
-----------------------------------------------------------------
Conservative Allocation
  A#.......................  05/28/2004    4.96%     5.57%
-----------------------------------------------------------------
Conservative Allocation
  A##......................  05/28/2004   -0.83%     1.49%
-----------------------------------------------------------------
Conservative Allocation
  B#.......................  05/28/2004    4.26%     4.90%
-----------------------------------------------------------------
Conservative Allocation
  B##......................  05/28/2004   -0.74%     2.14%
-----------------------------------------------------------------
Conservative Allocation
  C#.......................  05/28/2004    4.26%     4.90%
-----------------------------------------------------------------
Conservative Allocation
  C##......................  05/28/2004    3.26%     4.90%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve month period ended October 31, 2005, The Hartford Conservative Allocation Fund Class A had a total return, before sales charge, of 4.96%, versus the return of 6.81% for the Lipper Balanced Fund Index and 1.13% for the Lehman Brothers U.S. Aggregate Bond Index and 8.72% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The year ended October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. This positive outlook for the economy boded favorable for high yield bonds, which were among the strongest performing bond groups for the year. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds began to rise and below-investment grade bonds fell out of favor. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity and lower quality bonds declining most. Equities performed solidly during the year, with small and mid capitalization stocks outperforming large cap stocks through most of the year, in addition, the Fund's performance is affected by the performance of the underlying funds. Top fund performers included Capital Appreciation, Disciplined Equity, and SmallCap Growth. Fund underperformers included High Yield International Capital Appreciation and Global Leaders. However, in the period after the hurricanes, equities generally declined, with large caps losing less than the smaller capitalization issues.

The Fund seeks to achieve current income and long-term capital appreciation by investing in a combination of fixed income and equity mutual funds. The smaller equity allocation is intended to add diversification and enhance returns. The Fund's target allocation is typically 60% fixed income and 40% equity. The fixed income component of the Fund is structured around six fixed income indices. Over the past twelve months, the Credit Suisse First Boston (CSFB) Leveraged Loan Index was the top performer (up 5.87%), followed by the Lehman Brothers High Yield Index

--------------------------------------------------------------------------------

(up 4.08%), the Lehman U.S. TIPS Index (up 2.94%), the Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.76%), the Lehman Brothers U.S. Aggregate Index (up 1.13%), and finally the Lehman 1-3 Year Government Index (up 0.80%). Throughout most of the year, the duration of the Fund's fixed income component was targeted to be less than the Lehman Aggregate based upon both the risk preferences of the Fund and in anticipation of rising rates. While short-term interest rose throughout the year, long-term interests declined or remained stable until recently. As such, the Fund's lower interest rate sensitivity detracted substantially from performance as long-term interest rates fell. However, the Fund benefited, relative to the Index, from its allocation to the Treasury Inflation Protected Securities (TIPS) and more recently its inclusion of the Floating Rate Fund. The Fund's benchmark does not have an allocation to TIPS or bank loans. The equity component of the Fund is structured around five equity indices. For the twelve month period, the MSCI EAFE was the top performer (up 18.09%), followed by the S&P Midcap 400 (up 17.65%), the Russell 2000 (up 12.08%), the S&P 500/Barra Value (up 10.17%) and the S&P 500/Barra Growth (up 7.25%). Although international, midcap and small cap stocks are not included in the S&P 500 Index, the Fund's exposure to those equity styles were beneficial since they each outperformed the large cap S&P 500 Index by a considerable margin.

WHAT IS THE OUTLOOK?

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. While it may still be too early to tell fully what effect the storms will have on the national economy, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from another increase in the Federal Funds Target Rate by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. In the third quarter, we introduced the Floating Rate Fund into the portfolio since it was a source of yield and provide some protection from rising interest rates. The bank loans in the Floating Rate Fund are also excellent diversifiers when combined with other fixed income securities. Since the Total Return Bond Fund and Short Duration Funds have been adding Treasury Inflation-Protected Securities (TIPS) to their portfolios, we have decreased allocations to the Inflation Plus Fund to keep the TIPS exposure in balance. Within the equity component of the portfolio, more international exposure has been added to some underlying domestic equity Funds. In response, the allocation to foreign funds has been marginally reduced. We continue to use cash flows to implement our allocation changes.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 8.0%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   4.0
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        1.4
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       3.0
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           7.0
-------------------------------------------------------------------
Hartford Income Fund, Class Y                               2.0
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                      14.9
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   3.0
-------------------------------------------------------------------
Hartford International Small Company, Class Y               2.0
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         4.0
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                         3.5
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      16.8
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      2.0
-------------------------------------------------------------------
Hartford Stock Fund, Class Y                                8.0
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   13.9
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  6.0
-------------------------------------------------------------------
Other Assets and Liabilities                                0.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Disciplined Equity Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 4/30/98 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  DISCIPLINED EQUITY FUND                 S&P 500 INDEX
                                                                  -----------------------                 -------------
4/30/98                                                                     9450                              10000
                                                                            9242                               9828
                                                                            9591                              10227
                                                                            9591                              10119
                                                                            8269                               8656
                                                                            8829                               9211
10/98                                                                       9625                               9959
                                                                           10155                              10563
                                                                           10847                              11171
                                                                           11197                              11638
                                                                           10790                              11276
                                                                           11311                              11727
                                                                           11652                              12181
                                                                           11416                              11894
                                                                           12145                              12554
                                                                           11889                              12162
                                                                           11719                              12101
                                                                           11369                              11770
10/99                                                                      11861                              12515
                                                                           12178                              12769
                                                                           13104                              13520
                                                                           12359                              12841
                                                                           12330                              12598
                                                                           13648                              13830
                                                                           13104                              13414
                                                                           12779                              13139
                                                                           13249                              13462
                                                                           13143                              13252
                                                                           14029                              14075
                                                                           13182                              13332
10/00                                                                      13124                              13276
                                                                           12074                              12230
                                                                           12254                              12291
                                                                           12855                              12727
                                                                           11813                              11568
                                                                           11171                              10836
                                                                           12073                              11676
                                                                           12173                              11754
                                                                           11922                              11469
                                                                           11663                              11356
                                                                           10971                              10646
                                                                           10059                               9787
10/01                                                                      10380                               9974
                                                                           11112                              10739
                                                                           11212                              10834
                                                                           10952                              10676
                                                                           10631                              10470
                                                                           11022                              10863
                                                                           10251                              10205
                                                                           10150                              10130
                                                                            9299                               9409
                                                                            8657                               8675
                                                                            8707                               8732
                                                                            7755                               7784
10/02                                                                       8447                               8468
                                                                            8898                               8966
                                                                            8397                               8440
                                                                            8117                               8220
                                                                            7987                               8096
                                                                            8037                               8175
                                                                            8659                               8848
                                                                            9130                               9313
                                                                            9210                               9432
                                                                            9331                               9598
                                                                            9542                               9785
                                                                            9542                               9682
10/03                                                                      10103                              10229
                                                                           10253                              10319
                                                                           10780                              10860
                                                                           10941                              11059
                                                                           11061                              11213
                                                                           10891                              11044
                                                                           10740                              10870
                                                                           10731                              11019
                                                                           10971                              11233
                                                                           10530                              10861
                                                                           10520                              10905
                                                                           10630                              11022
10/04                                                                      10700                              11191
                                                                           11161                              11643
                                                                           11613                              12039
                                                                           11392                              11745
                                                                           11614                              11992
                                                                           11392                              11780
                                                                           11190                              11556
                                                                           11594                              11923
                                                                           11725                              11940
                                                                           12150                              12384
                                                                           12119                              12271
                                                                           12241                              12371
10/05                                                                      11897                              12164

    --- DISCIPLINED EQUITY FUND                --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $11,897 ending value                       $12,164 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

                     INCEPTION                       SINCE
                       DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------------
Disciplined Eqy A#   4/30/1998   11.19%   -1.95%     3.11%
-----------------------------------------------------------------
Disciplined Eqy A##  4/30/1998    5.08%   -3.05%     2.34%
-----------------------------------------------------------------
Disciplined Eqy B#   4/30/1998   10.35%   -2.64%     2.37%
-----------------------------------------------------------------
Disciplined Eqy B##  4/30/1998    5.35%   -3.02%     2.37%
-----------------------------------------------------------------
Disciplined Eqy C#   4/30/1998   10.29%   -2.63%     2.40%
-----------------------------------------------------------------
Disciplined Eqy C##  4/30/1998    9.29%   -2.63%     2.40%
-----------------------------------------------------------------
Disciplined Eqy Y#   4/30/1998   11.62%   -1.44%     3.62%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

JAMES A. RULLO, CFA
Senior Vice President

MAMMEN CHALLY, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Disciplined Equity Fund returned 11.19% for the twelve-month period ended October 31, 2005, outperforming both its benchmark, the S&P 500 Index, which returned 8.72% and the Lipper Large Cap Core Average, which returned 8.35%.

WHY DID THE FUND PERFORM THIS WAY?

US equity indices pushed higher throughout the year, albeit with a large contribution from the Energy sector. Energy prices continue to dominate the investment landscape as oil futures reached all-time highs in the wake of Hurricanes Katrina and Rita. Higher prices at the pump weighed on consumer and industrial stocks, as investors anticipated weaker retail sales and margin pressure as input costs rise. The markets continued to trade in a narrow range with investors focused on the US consumer and the pace of Fed rate hikes.

Strong stock selection boosted the Fund's returns during the twelve-month period. Top contributing sectors relative to the S&P 500 included Energy, Health Care and Consumer Staples. Overall, the largest contributors to the Fund were tobacco and food stock Altria, and Energy companies ConocoPhillips and Valero Energy. Altria was boosted by positive litigation developments which helped sentiment, a rise in cigarette prices and an increase in the dividend. The Energy sector had the strongest absolute and relative performance for the twelve months ended October 31, 2005, with both the sector overweight and stock selection adding value. Refiners such as Valero and ConocoPhillips experienced expanding margins and rapidly rising earnings given the already low inventories and tight capacity.

Stock selection within the Information Technology sector had a negative impact on returns. Lagging performance in the sector was driven by mediocre returns from the larger holdings such as Dell, Intel and IBM. These companies maintain a dominant market share in their respective industries, although they are experiencing competitive threats which have dampened sentiment some. Dell's woes came from a slight loss of market share and more importantly, misexecution of its pricing strategy. While IBM does have a strong pipeline that should support continued growth in services, the stock was hurt as it reported disappointing results for its March quarter. Finally, Intel's stock, despite the company's solid performance in the second quarter, declined because it could not meet lofty expectations. While performance has been somewhat disappointing, these stocks are very attractively priced and remain holdings.

WHAT IS THE OUTLOOK?

Federal Reserve officials have recently focused more on the strength of the US housing market and the upside risks to inflation. The

--------------------------------------------------------------------------------

combination of higher interest rates, more expensive energy, and selective tightening in lending standards are likely to lead to slower growth in US consumption.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.9%
-------------------------------------------------------------------
Capital Goods                                               5.9
-------------------------------------------------------------------
Consumer Cyclical                                           6.8
-------------------------------------------------------------------
Consumer Staples                                            9.4
-------------------------------------------------------------------
Energy                                                     11.5
-------------------------------------------------------------------
Finance                                                    21.0
-------------------------------------------------------------------
Health Care                                                13.4
-------------------------------------------------------------------
Services                                                    5.9
-------------------------------------------------------------------
Technology                                                 21.6
-------------------------------------------------------------------
Utilities                                                   1.7
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Dividend and Growth Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS A HIGH LEVEL OF CURRENT
INCOME CONSISTENT WITH GROWTH OF CAPITAL.


PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  DIVIDEND AND GROWTH FUND                S&P 500 INDEX
                                                                  ------------------------                -------------
7/22/96                                                                     9450                              10000
                                                                            9545                              10102
                                                                            9695                              10317
                                                                           10149                              10897
10/96                                                                      10423                              11198
                                                                           10990                              12043
                                                                           10894                              11805
                                                                           11409                              12542
                                                                           11589                              12641
                                                                           11142                              12122
                                                                           11504                              12845
                                                                           12246                              13630
                                                                           12906                              14236
                                                                           13652                              15368
                                                                           13002                              14507
                                                                           13768                              15301
10/97                                                                      13356                              14790
                                                                           13988                              15475
                                                                           14270                              15741
                                                                           14454                              15914
                                                                           15066                              17061
                                                                           15858                              17935
                                                                           15771                              18118
                                                                           15509                              17806
                                                                           15671                              18529
                                                                           15553                              18333
                                                                           13565                              15684
                                                                           14415                              16689
10/98                                                                      15434                              18044
                                                                           15895                              19138
                                                                           16335                              20240
                                                                           16179                              21086
                                                                           15933                              20430
                                                                           16325                              21248
                                                                           17330                              22070
                                                                           16887                              21549
                                                                           17456                              22745
                                                                           16913                              22035
                                                                           16478                              21925
                                                                           16041                              21324
10/99                                                                      16962                              22674
                                                                           16867                              23134
                                                                           17083                              24495
                                                                           16393                              23265
                                                                           15470                              22825
                                                                           17173                              25058
                                                                           16960                              24304
                                                                           17317                              23805
                                                                           16774                              24391
                                                                           16774                              24010
                                                                           17725                              25501
                                                                           17893                              24155
10/00                                                                      18242                              24054
                                                                           17883                              22158
                                                                           18800                              22267
                                                                           18509                              23057
                                                                           18337                              20957
                                                                           17746                              19630
                                                                           18653                              21153
                                                                           18967                              21295
                                                                           18479                              20777
                                                                           18597                              20574
                                                                           18002                              19288
                                                                           16830                              17731
10/01                                                                      16841                              18070
                                                                           17748                              19456
                                                                           17938                              19627
                                                                           17983                              19341
                                                                           18258                              18967
                                                                           18744                              19680
                                                                           17970                              18488
                                                                           18135                              18352
                                                                           17185                              17045
                                                                           15855                              15717
                                                                           15744                              15820
                                                                           14034                              14102
10/02                                                                      15065                              15342
                                                                           16075                              16244
                                                                           15392                              15290
                                                                           14870                              14891
                                                                           14559                              14668
                                                                           14528                              14810
                                                                           15586                              16029
                                                                           16577                              16872
                                                                           16717                              17088
                                                                           16874                              17389
                                                                           17242                              17728
                                                                           17035                              17540
10/03                                                                      17840                              18531
                                                                           18165                              18694
                                                                           19342                              19674
                                                                           19398                              20036
                                                                           19746                              20314
                                                                           19497                              20008
                                                                           19306                              19693
                                                                           19317                              19963
                                                                           19808                              20351
                                                                           19358                              19677
                                                                           19527                              19756
                                                                           19863                              19969
10/04                                                                      20077                              20275
                                                                           20932                              21094
                                                                           21665                              21811
                                                                           21128                              21279
                                                                           21884                              21725
                                                                           21446                              21341
                                                                           20987                              20935
                                                                           21355                              21601
                                                                           21453                              21632
                                                                           22202                              22436
                                                                           22202                              22231
                                                                           22592                              22411
10/05                                                                      22062                              22038

    --- DIVIDEND AND GROWTH FUND               --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $22,062 ending value                       $22,038 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

                  INCEPTION                       SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Div & Growth A#   7/22/1996    9.87%   3.88%      9.57%
--------------------------------------------------------------
Div & Growth A##  7/22/1996    3.81%   2.71%      8.90%
--------------------------------------------------------------
Div & Growth B#   7/22/1996    8.92%   3.08%      NA*
--------------------------------------------------------------
Div & Growth B##  7/22/1996    3.92%   2.72%      NA*
--------------------------------------------------------------
Div & Growth C#   7/22/1996    9.08%   3.18%      8.82%
--------------------------------------------------------------
Div & Growth C##  7/22/1996    8.08%   3.18%      8.82%
--------------------------------------------------------------
Div & Growth Y#   7/22/1996   10.36%   4.40%     10.11%
--------------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Classes B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Dividend and Growth Fund Class A, before sales charge, returned 9.87% for the twelve-month period ended October 31, 2005. The Fund slightly underperformed the Lipper Equity Income Average, which returned 10.15%, but outperformed its benchmark, the S&P 500 Index, which returned 8.72% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Over the last twelve months, the equity markets posted higher returns despite higher energy prices, interest rate tightening by the Federal Reserve and escalating tensions in Iraq. During this period, small and mid cap stocks continued to outperform larger cap stocks. Additionally, value-oriented stocks dominated growth-oriented stocks. During this period, the top performing sectors within the broad market, represented by the S&P 500, were Energy (+33.68%), Utilities (+23.86%), Consumer Staples (+10.45%), Health Care (+9.56%) and Financials (+9.03%).

The Fund's out performance relative to the S&P 500 was attributable to a combination of positive stock selection and sector allocation within the Utilities and Information Technology. Additionally, the Fund's overweight position in Energy and underweight position in Consumer Discretionary, despite weak stock selection, was additive to performance.

Within Consumer Discretionary, Whirlpool, a global leader in appliances benefited from strong pricing power. Despite cost pressures, it posted strong quarterly results. Cellular handset manufacturer, Motorola posted strong third quarter revenue and earnings per share results and performed well on the strength in sales of their new products. The top three contributors to performance, on an absolute basis, during the period were Encana (Energy), Altria (Consumer Staples) and Exelon (Utilities). Energy stocks continued to benefit from the rise in energy prices. Encana's stock price is benefiting from persistently high natural gas prices which are due to supply/demand imbalances. Altria's stock benefited from their favorable court ruling in a high profile case. The company's strong free cash flow, management's more conservative stance towards uses of cash and their leading market share have led us to maintain our position. Utility company Exelon benefited from high electricity prices on its regulated nuclear and coal-generated power.

Top detractors, on an absolute basis, include: Verizon Communications, Alcoa and International Paper. During the period, Verizon continued to face increasing wireline competition. We held the stock on the belief that the MCI acquisition, which is expected to close in January 2006, and their aggressive deployment of fiber to consumer homes will be additive to their margins. Materials stock Alcoa struggled along with the remainder of the aluminum industry due to higher power and energy-related costs. The

--------------------------------------------------------------------------------

company's management team is in negotiations with customers to increase pricing on their aluminum sheet contracts and we believe the company is well-positioned to benefit from these trends in 2006 and held the position. International Paper fell as weak demand has overwhelmed an improving supply scenario within the Paper/Forest products industry. The company reported third quarter earnings that exceeded Wall Street's expectations, but earnings were down versus last year. The company is restructuring and reducing debt. We held the position at the end of the period.

WHAT IS THE OUTLOOK?

The Fund takes a long-term view. Our discipline focuses primarily on the supply/demand balance in most sectors. We maintain our overweight positions in Energy and Materials, as we are seeing improving fundamentals slowly play out and we believe that higher energy and commodity prices are sustainable. It appears there are fewer buying opportunities in pharmaceuticals because few companies have impressive research and development pipelines. We are underweight in retail on the basis of slowing consumer demand against a backdrop of excess supply in stores.

Going forward, we are a bit more cautious on the US economy. In this environment, we believe that our strategy of buying high quality companies with above-average dividends will continue to be successful versus the S&P 500 Index.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             8.1%
-------------------------------------------------------------------
Capital Goods                                               6.5
-------------------------------------------------------------------
Consumer Cyclical                                           4.0
-------------------------------------------------------------------
Consumer Staples                                            7.9
-------------------------------------------------------------------
Energy                                                     16.5
-------------------------------------------------------------------
Finance                                                    17.2
-------------------------------------------------------------------
Health Care                                                 8.2
-------------------------------------------------------------------
Services                                                    4.2
-------------------------------------------------------------------
Technology                                                 15.4
-------------------------------------------------------------------
Transportation                                              3.5
-------------------------------------------------------------------
Utilities                                                   5.1
-------------------------------------------------------------------
Short-Term Investments                                      6.6
-------------------------------------------------------------------
Other Assets & Liabilities                                 -3.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Equity Income Fund

(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(2) 8/28/03 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     EQUITY INCOME FUND              RUSSELL 1000 VALUE INDEX
                                                                     ------------------              ------------------------
8/28/03                                                                     9450                              10000
                                                                            9403                               9902
10/03                                                                       9800                              10508
                                                                            9944                              10651
                                                                           10612                              11307
                                                                           10545                              11506
                                                                           10735                              11753
                                                                           10621                              11649
4/04                                                                       10430                              11365
                                                                           10468                              11481
                                                                           10631                              11752
                                                                           10420                              11586
                                                                           10640                              11751
                                                                           10761                              11933
10/04                                                                      10857                              12131
                                                                           11285                              12745
                                                                           11620                              13172
                                                                           11455                              12937
                                                                           11902                              13365
                                                                           11605                              13182
4/05                                                                       11566                              12946
                                                                           11615                              13258
                                                                           11676                              13403
                                                                           12009                              13791
                                                                           11980                              13731
                                                                           12172                              13924
10/05                                                                      11915                              13570

    --- EQUITY INCOME FUND                     --- RUSSELL 1000 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $11,915 ending value                       $13,570 ending value

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER
JOHN R. RYAN, CFA
Senior Vice President, Managing Partner

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                   INCEPTION              SINCE
                     DATE      1 YEAR   INCEPTION
------------------------------------------------------
Equity Income A#   8/28/2003    9.74%    11.23%
------------------------------------------------------
Equity Income A##  8/28/2003    3.67%     8.39%
------------------------------------------------------
Equity Income B#   8/28/2003    8.84%    10.35%
------------------------------------------------------
Equity Income B##  8/28/2003    3.84%     9.12%
------------------------------------------------------
Equity Income C#   8/28/2003    9.00%    10.51%
------------------------------------------------------
Equity Income C##  8/28/2003    8.00%    10.51%
------------------------------------------------------
Equity Income Y#   8/28/2003   10.22%    11.88%
------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the 12-month period ended October 31, 2005, The Hartford Equity Income Fund Class A, before sales charge, returned 9.74%, trailing the Russell 1000 Value Index return of 11.86%, and the Lipper Equity Income peer group average return of 10.15%.

WHY DID THE FUND PERFORM THIS WAY?

Despite decelerating economic growth, concerns about rising inflation and interest rates, and stubbornly high oil prices, the equity markets posted higher returns during the period. Value-oriented stocks outperformed growth-oriented stocks by 3.05%, measured by the Russell 1000 Value Index 11.86% versus the Russell 1000 Growth Index 8.81%.

The more defensive sectors of the Russell 1000 Value index posted positive gains, with Energy, Consumer Staples and Utilities leading the way. Another major factor affecting the markets was a continued strong market cap bias toward smaller cap stocks. The S&P 500 large cap benchmark returned 8.72%, compared to the S&P 400 MidCap benchmark's return of 17.65% and the Russell 2000 small cap benchmark return of 12.08%.

The Fund's underperformance relative to the benchmark during this period was primarily due to unfavorable stock selection and our allocation within Financials, Materials and Energy. While the investment strategy is primarily bottom-up driven, the Fund's overweight allocation to Health Care and Consumer Staples was additive, however this was offset by weak stock selection in these sectors. The three largest detractors, on an absolute basis, were Alcoa (Materials), Pfizer (Health Care) and National City (Financials).

Alcoa continues to face cost pressures but we believe that there is a tremendous amount of leverage in their downstream operations. Pfizer was weak due to patent challenges over Lipitor, a cholesterol-lowering drug, which accounts for 30% of the company's earnings. National City's mortgage banking business has been volatile in the current rising rate environment. However, its core regional banking business continues to perform well. We owned all three stocks at the end of the period.

The Fund benefited from positive stock selection and allocation within Industrials, Utilities, Telecommunication Services and Information Technology. At the margin, the Fund's allocation in Consumer Discretionary was additive to performance despite weak stock selection within the sector. The top three contributors, on an absolute basis, were Caterpillar (Industrials), ConocoPhillips (Energy) and Altria (Consumer Staples). As of the end of the period, all three stocks were held in the Fund.

WHAT IS THE OUTLOOK?

We expect continued economic expansion, but we are preparing for a deceleration from recent growth rates. We anticipate 3%+ global and US GDP growth over the next couple of years. We continue to see core inflation returning to the 2% range as the deflationary pressures of globalization no longer are offset by rising

--------------------------------------------------------------------------------

energy prices. Shorter-term interest rates should move higher as the Fed continues to tighten, and as a result, we expect the yield curve to invert. The American consumer is facing many headwinds including slowing payroll employment growth and high energy costs. Consumer confidence, while high, is waning. We expect mortgage refinancing activity will subside and tax refunds to be down.

On the corporate side, most of the news is positive. Corporate profit growth should remain in the mid-single-digit range, decelerating somewhat as consumer spending inevitably slows. Balance sheets rarely have been better. Cash levels are rising despite a pickup in capital spending. Debt repayments continue, while dividend increases and stock repurchases persist. Deferred infrastructure spending in the West and new infrastructure spending in the developing world should bolster business expenditures for several years. On the other hand, corporations face headwinds from high energy and other commodity prices.
In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Materials, Utilities, Health Care, Financials, Consumer Staples and Telecommunication Services.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             9.4%
-------------------------------------------------------------------
Capital Goods                                               6.1
-------------------------------------------------------------------
Consumer Staples                                           10.6
-------------------------------------------------------------------
Energy                                                     12.4
-------------------------------------------------------------------
Finance                                                    31.1
-------------------------------------------------------------------
Health Care                                                 7.6
-------------------------------------------------------------------
Services                                                    0.9
-------------------------------------------------------------------
Technology                                                  8.3
-------------------------------------------------------------------
Utilities                                                  12.4
-------------------------------------------------------------------
Short-Term Investments                                      2.7
-------------------------------------------------------------------
Other Assets & Liabilities                                 -1.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Floating Rate Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS A HIGH LEVEL OF CURRENT INCOME.

PERFORMANCE OVERVIEW(2) 4/29/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     FLOATING RATE FUND             CSFB LEVERAGED LOAN INDEX
                                                                     ------------------             -------------------------
4/30/05                                                                     9700                              10000
5/05                                                                        9681                              10008
6/05                                                                        9799                              10075
7/05                                                                        9869                              10154
8/05                                                                        9960                              10225
9/05                                                                        9984                              10273
10/05                                                                       9997                              10306

    --- FLOATING RATE FUND                 --- CSFB LEVERAGED LOAN INDEX
        $9,700  starting value                 $10,000 starting value
        $9,997 ending value                    $10,306 ending value

CSFB LEVERAGED LOAN INDEX is designed to mirror the investable universe of the $U.S.-denominated leveraged loan market.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                   INCEPTION     SINCE
                     DATE      INCEPTION
---------------------------------------------
Floating Rate
  A#.............  4/29/2005     3.06%
---------------------------------------------
Floating Rate
  A##............  4/29/2005    -0.03%
---------------------------------------------
Floating Rate
  B#.............  4/29/2005     2.66%
---------------------------------------------
Floating Rate
  B##............  4/29/2005    -2.34%
---------------------------------------------
Floating Rate
  C#.............  4/29/2005     2.67%
---------------------------------------------
Floating Rate
  C##............  4/29/2005     1.67%
---------------------------------------------
Floating Rate
  Y#.............  4/29/2005     3.10%
---------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

MICHAEL BACEVICH
Managing Director

JOHN CONNOR
Vice President, Credit Research Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Floating Rate Fund Class A had a total return, before sales charges and net of expenses, of 3.06% for the period April 29, 2005 through October 31, 2005 versus the return of 2.55% for the Lipper Loan Participation Fund Index and 3.21% for the CSFB Leveraged Loan Index. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 4.60%.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005, was an interesting one for the fixed income market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas and low inflation expectations. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve (the
Fed) continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. During the short six-month life of the Floating Rate Fund, the markets became more uncertain after hurricanes Katrina and Rita grabbed headlines and the attention of the public. While their impact was devastating to the residents of the Gulf Coast, economists and investors are still assessing the magnitude of the hurricanes' effect upon the national and global economies. Damage to major oil refineries was immediately felt as already historically high oil prices soared to even higher levels within days of Katrina. Accordingly, many economists and investors believed that higher fuel prices and demand for reconstruction materials would lead to rising inflation. Others, however, were concerned that the hurricanes' destruction and the displacement of millions residents would slow economic growth. In this environment, interest rates generally rose during the third quarter of 2005. In this environment, floating rate bank loans performed strongly since their reset feature makes them less sensitive to rising interest rates. Also, because loans typically have a senior position in the corporate debt structure, these collateralized assets were viewed as being more secure than unsecured debenture loans.

WHY DID THE FUND PERFORM THIS WAY?

Since the Fund's recent inception April 29, 2005, the Fund has performed solidly. During this time, one of the key objectives has been to construct a well diversified portfolio. The Fund's industry breakdown is now comparable to the CSFB index. The Fund's solid performance is primarily attributable to:

- a higher average spread over LIBOR for the bank loan portfolio versus benchmark;

- solid credit selection, which has resulted in zero defaults and trading losses;

- significant unrealized gains, particularly for our new issues; and

- staying almost fully invested in bank loans and other attractive floating and fixed rate assets.

--------------------------------------------------------------------------------

Since inception, no individual purchase has made a material contribution to total return. Rather, most of the loans purchased for the portfolio are trading around their purchase price, with numerous modest unrealized gains summing to a substantial overall "book" gain on our loan positions. These trading levels, when combined with the higher than average current yield of the portfolio, have contributed to the Fund's strong total return.

WHAT IS THE OUTLOOK?

In September there were significant concerns about the negative economic impact of the recent hurricanes. However, subsequent data has indicated that the storms might have a more muted effect on the macro economy. This encouraging news and increasingly hawkish Fed comments led to a major upward repricing in the front end of the yield curve (short maturity bonds). Fed Funds Futures, as well as commercial paper offerings, now reflect an increase in the Fed Funds Target Rate in December with a high probability of more tightenings in early 2006. These factors indicate that LIBOR, the rate used to determine the yield for most floating rate bank loans, will also continue to rise. Accordingly, we anticipate that Fund's yields will continue to rise. The new issue (primary) market continues to be our preferred source for loans, but the secondary loan market, while priced aggressively, continues to be our best resource for staying nearly fully invested. As the Fund continues to mature, we will also continue to seek further diversification.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            14.6%
-------------------------------------------------------------------
Capital Goods                                               2.0
-------------------------------------------------------------------
Consumer Cyclical                                          12.6
-------------------------------------------------------------------
Consumer Staples                                            4.6
-------------------------------------------------------------------
Energy                                                      3.1
-------------------------------------------------------------------
Finance                                                     8.8
-------------------------------------------------------------------
Health Care                                                 6.4
-------------------------------------------------------------------
Services                                                   18.4
-------------------------------------------------------------------
Technology                                                 12.3
-------------------------------------------------------------------
Transportation                                              3.9
-------------------------------------------------------------------
Utilities                                                   8.3
-------------------------------------------------------------------
Short-Term Investments                                      8.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -3.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Focus Fund

(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 5/24/01 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         FOCUS FUND                       S&P 500 INDEX
                                                                         ----------                       -------------
5/24/01                                                                     9450                              10000
                                                                            9441                               9715
                                                                            9186                               9479
                                                                            8996                               9386
                                                                            8770                               8798
                                                                            8014                               8088
10/01                                                                       8335                               8242
                                                                            9129                               8874
                                                                            9526                               8952
                                                                            9176                               8822
                                                                            9072                               8651
                                                                            9299                               8977
                                                                            8439                               8433
                                                                            8221                               8371
                                                                            7513                               7775
                                                                            7125                               7169
                                                                            7087                               7216
                                                                            6274                               6432
10/02                                                                       6917                               6998
                                                                            7626                               7409
                                                                            7106                               6974
                                                                            6926                               6792
                                                                            6718                               6690
                                                                            6737                               6755
                                                                            7228                               7311
                                                                            7663                               7696
                                                                            7719                               7794
                                                                            8040                               7931
                                                                            8106                               8086
                                                                            7917                               8000
10/03                                                                       8446                               8452
                                                                            8512                               8527
                                                                            9031                               8974
                                                                            9088                               9139
                                                                            9107                               9266
                                                                            8890                               9126
                                                                            8701                               8983
                                                                            8806                               9106
                                                                            9061                               9282
                                                                            8854                               8975
                                                                            8825                               9011
                                                                            8787                               9108
10/04                                                                       8636                               9248
                                                                            8995                               9621
                                                                            9245                               9948
                                                                            9028                               9706
                                                                            9217                               9909
                                                                            8886                               9734
                                                                            8848                               9549
                                                                            9207                               9853
                                                                            9188                               9867
                                                                            9660                              10234
                                                                            9641                              10140
                                                                            9782                              10222
10/05                                                                       9697                              10052

    --- FOCUS FUND                             --- S&P 500 INDEX
        $9,450 starting value                      $10,000 starting value
        $9,697 ending value                        $10,052 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

           INCEPTION              SINCE
             DATE      1 YEAR   INCEPTION
----------------------------------------------
Focus A#   5/24/2001   12.31%     0.59%
----------------------------------------------
Focus A##  5/24/2001    6.15%    -0.68%
----------------------------------------------
Focus B#   5/24/2001   11.44%    -0.14%
----------------------------------------------
Focus B##  5/24/2001    6.44%    -0.59%
----------------------------------------------
Focus C#   5/24/2001   11.44%    -0.14%
----------------------------------------------
Focus C##  5/24/2001   10.44%    -0.14%
----------------------------------------------
Focus Y#   5/24/2001   12.86%     1.05%
----------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

STEVEN T. IRONS, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Focus Fund Class A returned 12.31%, before sales charge, for the 12-month period ended October 31, 2005, outperforming the S&P 500 Index return of 8.72% and the Lipper Large Cap Core Fund peer group average return of 8.35%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed during the period due to strong stock selection across several sectors including Financials, Information Technology, Energy, Industrials, and Consumer Staples. Consistent with the fund's approach of searching for stocks across the full spectrum of opportunities, the Fund had strong performance from stocks in a variety of sectors. Energy companies Occidental Petroleum and ConocoPhillips rose in the environment of sustained high oil prices. Mitsubishi UFJ Financial, the world's largest bank, benefited from an improving Japanese economy and prospects for reinflation in Japan. Shares of the biotechnology firm Amgen rose sharply after posting very strong earnings, driven by sales of Aranesp, which treats anemia in cancer patients. The company also offered an improved view of the product pipeline which helped the shares.

Sector positioning in Utilities and Consumer Discretionary was among the few areas of weakness during the period. The Fund was underweight Utilities because we believe the stocks offer limited growth prospects, but the sector performed well during the year. The fund was overweight Consumer Discretionary stocks, which lagged due to fears that energy costs and higher interest rates would suppress consumer spending. In terms of individual stocks that detracted from results, International Game Technology, a leading manufacturer of slot machines, declined due to competitive pressures and slowing demand. Alcoa shares were also down because the company's profit margins were negatively affected by energy related cost increases.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons became portfolio manager of The Hartford Focus Fund, replacing Rand L. Alexander who retired from Wellington Management. Mr. Irons has 20 years of investment experience, including 12 years with Wellington Management. He will continue to manage the portfolio in a concentrated, large cap core approach. Consistent with how the fund has been managed, he will draw from the universe of the 80 to 120 stocks in The Hartford Stock Fund and select the 20 to 40 stocks where he has the highest conviction. These stocks will

--------------------------------------------------------------------------------

exhibit some or all of the following characteristics: leadership within an industry, a strong balance sheet, solid management teams, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst. At end of the period, the Fund's bottom-up investment approach resulted in overweights in Consumer Discretionary and Information Technology and underweights in Consumer Staples and Industrials.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.2%
-------------------------------------------------------------------
Capital Goods                                               5.2
-------------------------------------------------------------------
Consumer Cyclical                                          11.5
-------------------------------------------------------------------
Consumer Staples                                            5.8
-------------------------------------------------------------------
Energy                                                      7.5
-------------------------------------------------------------------
Finance                                                    20.9
-------------------------------------------------------------------
Health Care                                                12.9
-------------------------------------------------------------------
Services                                                    6.8
-------------------------------------------------------------------
Technology                                                 26.5
-------------------------------------------------------------------
Short-Term Investments                                      1.1
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Communications Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 10/31/00 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              MSCI AC WORLD FREE
                                                GLOBAL COMMUNICATIONS     TELECOMMUNICATIONS SERVICES
                                                        FUND                         INDEX                    S&P 500 INDEX
                                                ---------------------     ---------------------------         -------------
10/31/00                                                9450                         10000                        10000
                                                        7314                          8625                         9212
                                                        7399                          8405                         9257
                                                        8883                          9231                         9586
                                                        7068                          7800                         8713
                                                        5982                          7362                         8161
                                                        6492                          7922                         8794
                                                        5963                          7313                         8853
                                                        5689                          6831                         8638
                                                        5585                          6911                         8553
                                                        4791                          6173                         8019
                                                        4564                          6248                         7372
10/01                                                   4319                          6020                         7513
                                                        4565                          6306                         8089
                                                        4697                          6343                         8160
                                                        4101                          5776                         8041
                                                        3601                          5513                         7886
                                                        3733                          5585                         8182
                                                        3317                          4977                         7686
                                                        3326                          5009                         7630
                                                        2882                          4489                         7087
                                                        2731                          4254                         6534
                                                        2882                          4250                         6577
                                                        2504                          3594                         5863
10/02                                                   3061                          4411                         6378
                                                        3392                          4883                         6753
                                                        3241                          4595                         6357
                                                        3156                          4494                         6191
                                                        3137                          4261                         6098
                                                        3080                          4208                         6157
                                                        3383                          4513                         6664
                                                        3666                          5055                         7015
                                                        3864                          5098                         7104
                                                        3874                          4978                         7229
                                                        3987                          4964                         7370
                                                        4063                          4994                         7292
10/03                                                   4412                          5234                         7704
                                                        4564                          5413                         7772
                                                        5017                          5855                         8179
                                                        5159                          6052                         8330
                                                        5159                          6096                         8446
                                                        5159                          5968                         8318
                                                        4960                          5868                         8187
                                                        4904                          5717                         8300
                                                        5083                          5824                         8461
                                                        4922                          5792                         8181
                                                        4667                          5848                         8213
                                                        4790                          6000                         8302
10/04                                                   5178                          6285                         8429
                                                        5962                          6751                         8770
                                                        6193                          7015                         9068
                                                        5954                          6718                         8847
                                                        6183                          6828                         9032
                                                        5792                          6657                         8872
                                                        5612                          6537                         8704
                                                        5783                          6520                         8981
                                                        6203                          6586                         8993
                                                        6774                          6883                         9328
                                                        6746                          6871                         9243
                                                        7003                          6918                         9317
10/05                                                   6784                          6733                         9162

    --- GLOBAL COMMUNICATIONS FUND            --- MSCI AC WORLD TELECOMMUNICATIONS
        $9,450 starting value                     SERVICES INDEX
        $6,784 ending value                       $10,000 starting value
                                                  $6,733  ending value
    -- S & P 500 INDEX
        $10,000 starting value
        $9,162  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.
MSCI AC (ALL COUNTRY) WORLD TELECOMMUNICATIONS SERVICES INDEX is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                 INCEPTION                        SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Global Comm A#   10/31/2000   31.01%   -6.41%     -6.41%
--------------------------------------------------------------
Global Comm A##  10/31/2000   23.78%   -7.46%     -7.46%
--------------------------------------------------------------
Global Comm B#   10/31/2000   29.92%   -7.05%     -7.05%
--------------------------------------------------------------
Global Comm B##  10/31/2000   24.92%   -7.43%     -7.43%
--------------------------------------------------------------
Global Comm C#   10/31/2000   29.97%   -7.08%     -7.08%
--------------------------------------------------------------
Global Comm C##  10/31/2000   28.97%   -7.08%     -7.08%
--------------------------------------------------------------
Global Comm Y#   10/31/2000   31.36%   -5.96%     -5.96%
--------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

ARCHANA BASI, CFA
Vice President, Global Industry Analyst

DAVID NINCIC, CFA
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Communications Fund Class A, before sales charge, returned 31.01% for the twelve-month period ended October 31, 2005. The Fund strongly outperformed the MSCI All Country World Free Telecommunication Services Index, which returned 7.13%, and the Lipper Telecommunications Mutual Funds Average, which returned 14.34% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

Although returns for the Telecommunications sector were mixed during the twelve-month period, the MSCI All Country World Free Telecommunication Services Index ended in positive territory.

The Fund's outperformance over the twelve-month period relative to the MSCI AC World Free Telecommunication Services Index was a result of strong security selection, primarily among Diversified Telecommunications Services, a sub-sector that accounted for approximately two-thirds of the Fund. Stock selection within the Wireless Telecommunications Service sub-sector also boosted relative performance.

The stocks that contributed most to relative performance were Dobson Communications, KongZhong, and Telkom South Africa. All posted strong returns during the period and were not held in the benchmark. Dobson Communications benefited from increases in service revenues as well as customer usage. KongZhong also reported strong revenues, and expects to see more growth in the fourth quarter. Telkom South Africa benefited from positive results, including strong wireless growth, and remains committed to returning value to its shareholders.

Within the Diversified Telecommunication Services sub-sector we favored international companies over US companies given the difficult competition the US companies face from cable and wireless companies. The Fund avoided poor performers such as Verizon and SBC during the period, which contributed positively to relative performance.

--------------------------------------------------------------------------------

Conversely, the Fund did not hold strong performers America Movil and China Mobile, which were the largest detractors of relative performance.

WHAT IS THE OUTLOOK?
We have become increasingly optimistic about the US wireless industry. Airtime capacity utilization in the US is constrained, supporting pricing for wireless carriers. At the same time, carriers are adding net subscribers more cheaply than they have in the past, and are experiencing lower churn rates, resulting in less acquisition costs and higher profitability.

Outside of the US we continue to find attractive opportunities, particularly within Europe and Emerging Markets. European companies continue to be shareholder-oriented, willing to return cash in the form of dividends and share buybacks. Within Emerging Markets, penetration of telecommunication services is low, which we believe will allow for healthy growth for years to come. We are bearish on investing in Korea and Japan as new competition is emerging in their wireless markets.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                   PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                           NET ASSETS
----------------------------------------------------------------------
Austria                                                   2.4%
----------------------------------------------------------------------
Brazil                                                   11.2
----------------------------------------------------------------------
Cayman Islands                                            6.9
----------------------------------------------------------------------
China                                                     3.2
----------------------------------------------------------------------
France                                                    4.5
----------------------------------------------------------------------
Germany                                                   2.2
----------------------------------------------------------------------
Indonesia                                                 3.6
----------------------------------------------------------------------
Italy                                                     1.4
----------------------------------------------------------------------
Luxembourg                                                1.4
----------------------------------------------------------------------
Mexico                                                    3.7
----------------------------------------------------------------------
Morocco                                                   0.0
----------------------------------------------------------------------
Norway                                                    3.1
----------------------------------------------------------------------
Philippines                                               4.8
----------------------------------------------------------------------
South Africa                                              7.4
----------------------------------------------------------------------
South Korea                                               0.1
----------------------------------------------------------------------
Spain                                                     3.4
----------------------------------------------------------------------
Taiwan                                                    0.5
----------------------------------------------------------------------
Turkey                                                    3.7
----------------------------------------------------------------------
United Kingdom                                            6.9
----------------------------------------------------------------------
United States                                            27.2
----------------------------------------------------------------------
Short Term Investments                                   16.1
----------------------------------------------------------------------
Other Assets & Liabilities                              -13.7
----------------------------------------------------------------------
TOTAL                                                   100.0%
----------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Audio and Video Equipment Manufacturing                     0.1%
-------------------------------------------------------------------
Communications Equipment Manufacturing                      2.5
-------------------------------------------------------------------
Entertainment -- Cable & Other Subscription
  Programming                                               0.2
-------------------------------------------------------------------
Internet Publishing and Broadcasting                        0.4
-------------------------------------------------------------------
Other Information Services                                  0.1
-------------------------------------------------------------------
Other Telecommunications                                   49.0
-------------------------------------------------------------------
Software Publishers                                         6.9
-------------------------------------------------------------------
Telecommunication Resellers                                 0.5
-------------------------------------------------------------------
Wired Telecommunications Carriers                           4.8
-------------------------------------------------------------------
Wireless Communications Services                           11.7
-------------------------------------------------------------------
Wireless Telecommunications Carriers                       21.4
-------------------------------------------------------------------
Short Term Investments                                     16.1
-------------------------------------------------------------------
Other Assets & Liabilities                                -13.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Financial Services Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 10/31/00 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                              GLOBAL FINANCIAL SERVICES   MSCI FINANCE EX REAL ESTATE
                                                        FUND                         INDEX                    S&P 500 INDEX
                                              -------------------------   ---------------------------         -------------
10/31/00                                                 9450                        10000                        10000
                                                         9091                         9618                         9212
                                                        10036                        10358                         9257
                                                         9857                        10361                         9586
                                                         9630                         9685                         8713
                                                         9290                         9114                         8161
                                                         9715                         9501                         8794
                                                         9941                         9447                         8853
                                                         9989                         9364                         8638
                                                         9885                         9166                         8553
                                                         9715                         9066                         8019
                                                         8836                         8104                         7372
10/01                                                    8854                         8117                         7513
                                                         9100                         8533                         8089
                                                         9384                         8630                         8160
                                                         8949                         8330                         8041
                                                         8921                         8183                         7886
                                                         9402                         8772                         8182
                                                         9430                         8799                         7686
                                                         9298                         8912                         7630
                                                         8987                         8423                         7087
                                                         8079                         7630                         6534
                                                         8070                         7728                         6577
                                                         7134                         6668                         5863
10/02                                                    7588                         7314                         6378
                                                         8004                         7672                         6753
                                                         7566                         7225                         6357
                                                         7205                         6988                         6191
                                                         7025                         6841                         6098
                                                         6987                         6711                         6157
                                                         7718                         7651                         6664
                                                         8098                         8089                         7015
                                                         8184                         8199                         7104
                                                         8458                         8560                         7229
                                                         8430                         8496                         7370
                                                         8581                         8700                         7292
10/03                                                    9217                         9399                         7704
                                                         9255                         9459                         7772
                                                         9830                        10035                         8179
                                                        10022                        10290                         8330
                                                        10280                        10526                         8446
                                                        10242                        10482                         8318
                                                         9802                        10091                         8187
                                                         9830                        10180                         8300
                                                         9925                        10289                         8461
                                                         9476                         9974                         8181
                                                         9715                        10199                         8213
                                                         9782                        10293                         8302
10/04                                                    9992                        10580                         8429
                                                        10433                        11154                         8770
                                                        10950                        11720                         9068
                                                        10679                        11407                         8847
                                                        10766                        11600                         9032
                                                        10475                        11288                         8872
                                                        10398                        11061                         8704
                                                        10524                        11203                         8981
                                                        10736                        11390                         8993
                                                        10959                        11680                         9328
                                                        10881                        11697                         9243
                                                        11191                        12073                         9317
10/05                                                   11230                        12150                         9162

    --- GLOBAL FINANCIAL SERVICES FUND         --- MSCI FINANCE EX REAL ESTATE INDEX
        $9,450 starting value                      $10,000 starting value
        $11,230 ending value                       $12,150 ending value
    -- S&P 500 INDEX
        $10,000 starting value
        $9,162  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

MSCI FINANCE EX-REAL ESTATE INDEX is a cap-weighted index that measures the performance of financial stocks from around the world. This index excludes real estate.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                    INCEPTION      1        5       SINCE
                       DATE       YEAR    YEAR    INCEPTION
----------------------------------------------------------------
Global Fin Ser A#   10/31/2000   12.39%   3.52%     3.52%
----------------------------------------------------------------
Global Fin Ser A##  10/31/2000    6.18%   2.36%     2.36%
----------------------------------------------------------------
Global Fin Ser B#   10/31/2000   11.58%   2.79%     2.79%
----------------------------------------------------------------
Global Fin Ser B##  10/31/2000    6.58%   2.43%     2.43%
----------------------------------------------------------------
Global Fin Ser C#   10/31/2000   11.58%   2.79%     2.79%
----------------------------------------------------------------
Global Fin Ser C##  10/31/2000   10.58%   2.79%     2.79%
----------------------------------------------------------------
Global Fin Ser Y#   10/31/2000   12.91%   4.01%     4.01%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

MARK T. LYNCH, CFA
Senior Vice President, Partner,
Global Industry Analyst

THEODORE SHASTA, CFA
Senior Vice President, Partner,
Global Industry Analyst

JENNIFER L. NETTESHEIM, CFA
Vice President, Global Industry Analyst

R. ANDREW HEISKELL
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Financial Services Fund Class A, before sales charge returned 12.39% for the twelve-month period ended October 31, 2005. The Fund underperformed its benchmark, the MSCI Finance ex-Real Estate Index, which returned 14.83%, and outperformed the Lipper Financial Services Mutual Funds Average, which returned 8.95% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Finance sector outperformed the broad market, as represented by the S&P 500 Index, during the twelve-month period. Almost all industries within the Finance sector posted positive returns, led by Capital Markets and Insurance, while Thrifts & Mortgage Finance companies declined. The strong absolute performance of the Fund was primarily driven by the performance of Commercial Banks, Capital Markets and Insurance holdings. The largest absolute contributors to performance were Ace Limited, St. Paul Travelers and Mitsubishi UFJ Financial. Shares of Mitsubishi UFJ performed well as synergies of the merger between Mitsubishi and UFJ were recognized. In addition, an overweight to the strong performing Capital Markets industry was beneficial to relative performance. Top performers within this industry during the period were UBS and Franklin Resources.

While the Fund's overweight position in the Insurance industry contributed positively to relative returns, stock selection within the industry was a leading detractor from relative performance. Our position in Ambac Financial was the leading detractor as a result of extremely competitive market conditions combined with a shortfall in the company's mortgage backed security business earlier in the year. MBIA, another insurer, was a drag on performance after receiving a Wells Notice from the SEC alleging violations of federal securities laws.

The Fund's overweight allocation to Thrifts & Mortgage Finance companies, the weakest area of the Finance market, also detracted

--------------------------------------------------------------------------------

from relative performance. In particular, Golden West Financial's performance negatively impacted the Fund.

WHAT IS THE OUTLOOK?

Following the devastation of the hurricane season, we believe the insurance industry will be taking a new and harsher look at catastrophic exposure, providing less capacity at higher prices and abandoning what may come to be viewed as uninsurable risks. Furthermore, we believe the life insurance industry is a relatively safe haven within the sector particularly as people remain nervous about the consumer and housing markets.

Although we are concerned about growing signs of distress on the UK consumer which could have negative implications for UK banks, we are bullish on non-US banks based on the themes of emerging markets growth, reflation and consolidation.

Among brokerage firms, we believe pricing pressure will persist and there is more industry consolidation to come. Meanwhile, business continues to be extremely strong for the investment banks, driven by mergers & acquisition activity, equity underwriting and equity trading.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Australia                                                   4.5%
-------------------------------------------------------------------
Canada                                                      2.4
-------------------------------------------------------------------
China                                                       1.0
-------------------------------------------------------------------
Germany                                                     2.1
-------------------------------------------------------------------
Italy                                                       3.5
-------------------------------------------------------------------
Japan                                                       5.7
-------------------------------------------------------------------
Singapore                                                   0.7
-------------------------------------------------------------------
Spain                                                       4.1
-------------------------------------------------------------------
Sweden                                                      1.4
-------------------------------------------------------------------
Switzerland                                                 7.7
-------------------------------------------------------------------
United Kingdom                                              4.8
-------------------------------------------------------------------
United States                                              57.6
-------------------------------------------------------------------
Short Term Investments                                     13.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -9.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Agencies, Brokerages, Other Insur Activities                5.0%
-------------------------------------------------------------------
Commercial Banking                                         20.8
-------------------------------------------------------------------
Consumer Lending                                            1.9
-------------------------------------------------------------------
Depository Credit -- Banking                               20.6
-------------------------------------------------------------------
Insurance Carriers                                         25.3
-------------------------------------------------------------------
International Trade Financing (Foreign Banks)               4.1
-------------------------------------------------------------------
Monetary Authorities -- Central Bank                        8.2
-------------------------------------------------------------------
Nondepository Credit Banking                                1.7
-------------------------------------------------------------------
Other Financial Investment Activities                       3.9
-------------------------------------------------------------------
Real Estate -- Activities Related to Real Estate            0.0
-------------------------------------------------------------------
Real Estate Credit (Mortgage Banking)                       1.9
-------------------------------------------------------------------
Securities, Commodities and Brokerage                       2.1
-------------------------------------------------------------------
Short Term Investments                                     13.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -9.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Health Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 5/1/00 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                        GOLDMAN SACHS HEALTH CARE
                                                   GLOBAL HEALTH FUND             S&P 500 INDEX                   INDEX
                                                   ------------------             -------------         -------------------------
5/01/00                                                    9450                       10000                       10000
                                                           9620                        9795                       10391
                                                          11323                       10036                       11522
                                                          11503                        9879                       11132
                                                          12118                       10493                       11534
                                                          12923                        9939                       12043
10/00                                                     13112                        9897                       12333
                                                          13463                        9117                       12507
                                                          13965                        9162                       12959
                                                          13168                        9487                       11763
                                                          13128                        8623                       11708
                                                          12321                        8077                       10664
                                                          12980                        8704                       11130
                                                          13590                        8762                       11375
                                                          13678                        8549                       11088
                                                          13599                        8465                       11392
                                                          13392                        7936                       11100
                                                          12958                        7296                       11014
10/01                                                     13264                        7435                       11029
                                                          13987                        8006                       11619
                                                          14168                        8076                       11399
                                                          13765                        7958                       11094
                                                          13816                        7804                       11038
                                                          14188                        8098                       11176
                                                          13705                        7607                       10478
                                                          13283                        7551                       10274
                                                          12077                        7014                        9297
                                                          11756                        6467                        9093
                                                          11524                        6509                        9158
                                                          10831                        5803                        8669
10/02                                                     11485                        6313                        9072
                                                          12273                        6684                        9325
                                                          11674                        6292                        9002
                                                          11499                        6127                        9007
                                                          11117                        6035                        8852
                                                          11230                        6094                        9121
                                                          12211                        6595                        9541
                                                          13409                        6942                        9986
                                                          13718                        7031                       10414
                                                          13770                        7155                       10455
                                                          13637                        7295                       10226
                                                          13946                        7217                       10241
10/03                                                     14246                        7625                       10342
                                                          14594                        7692                       10529
                                                          15309                        8095                       11091
                                                          15880                        8244                       11417
                                                          15983                        8359                       11573
                                                          15807                        8233                       11239
                                                          15953                        8103                       11639
                                                          15870                        8214                       11624
                                                          16067                        8374                       11622
                                                          15205                        8096                       10895
                                                          15361                        8129                       11029
                                                          15526                        8217                       11000
10/04                                                     15558                        8342                       10743
                                                          16065                        8679                       11018
                                                          17123                        8975                       11786
                                                          16490                        8756                       11428
                                                          16327                        8939                       11732
                                                          15912                        8781                       11742
                                                          16381                        8614                       12207
                                                          16611                        8888                       12432
                                                          16850                        8901                       12487
                                                          17701                        9232                       12919
                                                          18279                        9148                       12976
                                                          18574                        9222                       12891
10/05                                                     17996                        9068                       12631

    --- GLOBAL HEALTH FUND                     -- GOLDMAN SACHS HEALTH CARE INDEX
        $9,450  starting value                     $10,000 starting value
        $17,996 ending value                       $12,631 ending value

    --- S & P 500 INDEX
        $10,000 starting value
        $9,068  ending value

S & P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

GOLDMAN SACHS HEALTH CARE INDEX is an unmanaged index designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospitalization facilities, health care management organizations and continuing care services.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                   INCEPTION     1        5       SINCE
                     DATE       YEAR    YEAR    INCEPTION
--------------------------------------------------------------
Global Health A#   5/1/2000    15.67%   6.53%    12.42%
--------------------------------------------------------------
Global Health A##  5/1/2000     9.33%   5.33%    11.27%
--------------------------------------------------------------
Global Health B#   5/1/2000    14.86%   5.77%    11.61%
--------------------------------------------------------------
Global Health B##  5/1/2000     9.86%   5.44%    11.50%
--------------------------------------------------------------
Global Health C#   5/1/2000    14.78%   5.76%    11.60%
--------------------------------------------------------------
Global Health C##  5/1/2000    13.78%   5.76%    11.60%
--------------------------------------------------------------
Global Health Y#   5/1/2000    16.19%   7.15%    13.06%
--------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Class B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

JOSEPH H. SCHWARTZ, CFA
Senior Vice President, Partner,
Global Industry Analyst

JEAN M. HYNES, CFA
Senior Vice President, Partner,
Global Industry Analyst

ANN C. GALLO
Senior Vice President, Partner,
Global Industry Analyst

KIRK J. MAYER, CFA
Vice President, Global Industry Analyst

ROBERT L. DERESIEWICZ
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Health Fund Class A, before sales charge, returned 15.67% for the twelve-month period ended October 31, 2005. The Fund underperformed the Goldman Sachs Health Care Index, which returned 17.57%, and outperformed the Lipper Health and Biotechnology Mutual Fund Average, which returned 15.03% over the period.

WHY DID THE FUND PERFORM THIS WAY?

The Health Care sector outperformed the broader market, as represented by the S&P 500, for the period. The Fund's overweight position in Pharmaceutical stocks relative to its benchmark was a primary driver of the Fund's underperformance. The Fund's holdings of several specific pharmaceutical stocks were the primary detractors from performance. Elan shares fell sharply on news that it would pull its promising new multiple sclerosis drug Tysabri from the market. AtheroGenics shares suffered on news of the company requiring additional financing and delays in filing for FDA approval of its drug for patients with coronary artery disease. Shionogi, a Japanese pharmaceutical company, also detracted from returns. All three stocks were held in the Fund at the end of the period. However, the Fund did not hold poorly performing pharmaceutical giants Pfizer, Merck and Bristol-Myers Squibb which provided a positive relative boost to performance.

The Health Care Providers & Services sub-sector continued its strong trend and was the largest contributor to the Fund's positive absolute returns. Despite our underweight allocation to this strong-performing sub-sector, security selection provided a boost to relative performance for the period. HMO stocks PacifiCare Health Systems and Aetna Inc. were among the top contributors as both experienced stabilization in cost trends and an increase in

--------------------------------------------------------------------------------

premium prices. Drug distributor McKesson was also a top contributor to the Fund due to strength in its healthcare information technology business.

WHAT IS THE OUTLOOK?
During the past year, health care stocks have experienced a variety of challenges including Medicare changes and patent litigations and expirations. Across all sub-sectors in the Fund, we continuously seek to identify stocks where we can legitimately have a comparatively optimistic, non-consensus view.

The business fundamentals of the contract research organizations are strong due to continuing late stage clinical trials and an acceleration in safety trials as a result of recent FDA headlines. This strength also reflects robust early drug pipelines for the which are not yet reflected in the value of these stocks. We expect to see a new innovation cycle in pharmaceuticals beginning in 2008.

We are less optimistic on the hospital stocks within the Health Care Services sub-sector as these stocks will be negatively impacted by the increasing penetration of consumer-driven health care and fairly sizable increases in hospital deductibles. Our differentiated view is that this will result in lower admissions growth and higher bad debt expenses as opposed to the continued improvement that many in the market are expecting. For the managed care stocks, we expect to see volatility as data regarding the plan specifics of the Medicare Drug Benefit (which starts January 2006) are released and assimilated. Once implemented, we expect the Drug Benefit to be a positive factor for the participant companies for the next 1-3 years as enrollment drives growth.

Among medical device companies, the strongest product demand is for ICD's (implantable cardioverter defibrillators) which should continue to favor the cardiac devices arena for several years. Business conditions are also currently strong for orthopedics devices, but we believe deterioration has already begun in this category. Orthopedics is the only area in medical technology where the introduction of a new device brings premium pricing power. Therefore, we believe that the pricing flexibility orthopedics are now experiencing is an outlier which will dissipate in an increasingly constrained reimbursement environment. Presently, we see few stocks in this sub-sector with attractive valuations. DIVERSIFICATION BY COUNTRY as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Belgium                                                     1.7%
-------------------------------------------------------------------
France                                                      2.7
-------------------------------------------------------------------
Germany                                                     2.0
-------------------------------------------------------------------
Ireland                                                     1.0
-------------------------------------------------------------------
Japan                                                      14.1
-------------------------------------------------------------------
Switzerland                                                 1.3
-------------------------------------------------------------------
United Kingdom                                              4.9
-------------------------------------------------------------------
United States                                              70.4
-------------------------------------------------------------------
Short Term Investments                                     16.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
As of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Chemical Manufacturing                                1.2%
-------------------------------------------------------------------
Drugs & Druggists Sundries Wholesalers                      6.4
-------------------------------------------------------------------
Electrical Equip Manufacturing                              1.1
-------------------------------------------------------------------
Electromedical Manufacturing                                4.9
-------------------------------------------------------------------
General Medical and Surgical Hospitals                      0.6
-------------------------------------------------------------------
Health and Personal Care Stores                             0.5
-------------------------------------------------------------------
Insurance Carriers                                          7.4
-------------------------------------------------------------------
Medical Equipment & Supplies Manufacturing                  5.2
-------------------------------------------------------------------
Navigate, Measure, Control Instrument Manufacturing         0.3
-------------------------------------------------------------------
Outpatient Care Centers                                     1.4
-------------------------------------------------------------------
Pharmaceutical & Medicine Manufacturing                    57.5
-------------------------------------------------------------------
Scientific Research & Development Services                 11.6
-------------------------------------------------------------------
Short Term Investments                                     16.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Leaders Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(2) 9/30/98 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    GLOBAL LEADERS FUND                  MSCI WORLD INDEX
                                                                    -------------------                  ----------------
9/30/98                                                                     9450                              10000
10/98                                                                      10697                              10906
                                                                           11482                              11556
                                                                           12320                              12122
                                                                           12932                              12389
                                                                           12572                              12061
                                                                           13176                              12565
                                                                           13478                              13062
                                                                           13011                              12587
                                                                           13878                              13176
                                                                           14072                              13138
                                                                           13995                              13117
                                                                           13800                              12991
10/99                                                                      14697                              13668
                                                                           15775                              14054
                                                                           18196                              15194
                                                                           17481                              14325
                                                                           19461                              14367
                                                                           19393                              15361
                                                                           18472                              14713
                                                                           17962                              14342
                                                                           18766                              14827
                                                                           18135                              14411
                                                                           19149                              14883
                                                                           18341                              14092
10/00                                                                      17287                              13858
                                                                           16263                              13019
                                                                           16870                              13231
                                                                           16870                              13488
                                                                           15319                              12349
                                                                           14265                              11540
                                                                           15370                              12397
                                                                           15052                              12243
                                                                           14764                              11861
                                                                           14395                              11704
                                                                           13598                              11145
                                                                           12412                              10164
10/01                                                                      12781                              10360
                                                                           13876                              10975
                                                                           13945                              11045
                                                                           13487                              10711
                                                                           13387                              10620
                                                                           13815                              11092
                                                                           13347                              10720
                                                                           13616                              10745
                                                                           12760                              10095
                                                                           11674                               9245
                                                                           11555                               9264
                                                                           10201                               8247
10/02                                                                      11167                               8857
                                                                           12153                               9337
                                                                           11087                               8886
                                                                           10838                               8617
                                                                           10578                               8470
                                                                           10429                               8447
                                                                           11595                               9201
                                                                           12292                               9732
                                                                           12581                               9904
                                                                           12891                              10108
                                                                           13249                              10328
                                                                           12890                              10393
10/03                                                                      13906                              11011
                                                                           14234                              11182
                                                                           14951                              11886
                                                                           15528                              12080
                                                                           16066                              12287
                                                                           16355                              12210
                                                                           15727                              11967
                                                                           15936                              12075
                                                                           16475                              12337
                                                                           15180                              11937
                                                                           15090                              11995
                                                                           15857                              12225
10/04                                                                      16424                              12527
                                                                           17331                              13191
                                                                           17690                              13699
                                                                           17023                              13393
                                                                           16624                              13823
                                                                           16026                              13562
                                                                           15816                              13275
                                                                           16194                              13521
                                                                           16343                              13644
                                                                           16900                              14123
                                                                           17228                              14236
                                                                           17328                              14610
10/05                                                                      16730                              14259

    --- GLOBAL LEADERS FUND                    --- MSCI WORLD INDEX
        $9,450  starting value                     $10,000 starting value
        $16,730 ending value                       $14,259 ending value

MSCI WORLD INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of 23 developed country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                    INCEPTION                        SINCE
                      DATE      1 YEAR   5 YEARS   INCEPTION
-----------------------------------------------------------------
Global Leaders A#   9/30/1998    1.88%   -0.65%      8.40%
-----------------------------------------------------------------
Global Leaders A##  9/30/1998   -3.72%   -1.76%      7.54%
-----------------------------------------------------------------
Global Leaders B#   9/30/1998    1.02%   -1.40%      7.59%
-----------------------------------------------------------------
Global Leaders B##  9/30/1998   -3.98%   -1.79%      7.59%
-----------------------------------------------------------------
Global Leaders C#   9/30/1998    1.07%   -1.31%      7.67%
-----------------------------------------------------------------
Global Leaders C##  9/30/1998    0.07%   -1.31%      7.67%
-----------------------------------------------------------------
Global Leaders Y#   9/30/1998    2.34%   -0.08%      8.98%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

ANDREW S. OFFIT
Senior Vice President, Partner
JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Leaders Fund Class A returned 1.88%, before sales charge, for the twelve-month period ended October 31, 2005. The Fund underperformed the MSCI World Index benchmark return of 13.82% and the Lipper Global Large Cap Growth Funds average return of 12.32%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's underperformance during the annual period was a result of disappointing returns for several stocks and an underweight to the surging Energy and Materials sectors. Health Care was the area of greatest underperformance, as the sharp decline in the stock price of Elan Corporation (Pharmaceuticals) cost the Fund more than three percentage points. Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. The patient death and withdrawal of the drug were both tragic and totally unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan.

Stock selection in Industrials, Consumer Discretionary and Information Technology sectors also detracted from performance relative to the benchmark. Research In Motion (Technology Hardware & Equipment), EMI Group (Media) and Alcatel (Technology Hardware & Equipment) were among the leading detractors from performance. Research in Motion, the maker of the popular Blackberry devices, came under pressure due to an ongoing patent litigation case with technology firm, NTP.

Stock selection relative to the benchmark was strongest within Consumer Staples due to our position in Japan Tobacco (Food, Beverage & Tobacco). On both an absolute and relative basis, the leading contributors to performance were Corning (Technology Hardware & Equipment), Apple Computer (Technology Hardware & Equipment), Google (Technology Software & Services) and Mitsubishi UFJ (Financials).

While our investment process is bottom-up, the Fund's sector allocations detracted from relative performance. Overweight allocations to traditional growth sectors such as Consumer Discretionary and Information Technology had a negative impact, as those areas underperformed. Energy, Materials and Utilities sectors, where we were underweight relative to the benchmark, were the best performing areas of the market. As managers of a growth-oriented approach, however, those sectors are not traditionally areas of focus for us.

WHAT IS THE OUTLOOK?

As usual, the Fund is positioned for growth. The Fund's overweight in Consumer Discretionary, Health Care and Information

--------------------------------------------------------------------------------

Technology sectors, some of the strongest areas of growth, are a result of our bottom-up research and stock analysis. Despite the Fund's challenging relative performance during the annual period, our process has not wavered. Our focus remains on stock and sector selections that result from intense bottom-up research, diligently meeting with the management of leading global companies, and leveraging the strong research capabilities of our firm. We have strong conviction in our holdings and process and are optimistic about the Fund's positioning.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Brazil                                                      1.0%
-------------------------------------------------------------------
Canada                                                      3.7
-------------------------------------------------------------------
Finland                                                     1.5
-------------------------------------------------------------------
France                                                      3.6
-------------------------------------------------------------------
Germany                                                     7.9
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
Ireland                                                     0.7
-------------------------------------------------------------------
Israel                                                      1.2
-------------------------------------------------------------------
Japan                                                       8.9
-------------------------------------------------------------------
Luxembourg                                                  1.4
-------------------------------------------------------------------
Mexico                                                      1.5
-------------------------------------------------------------------
Netherlands                                                 1.0
-------------------------------------------------------------------
South Africa                                                0.9
-------------------------------------------------------------------
South Korea                                                 0.7
-------------------------------------------------------------------
Spain                                                       1.1
-------------------------------------------------------------------
Sweden                                                      1.7
-------------------------------------------------------------------
Switzerland                                                 7.0
-------------------------------------------------------------------
United Kingdom                                             12.9
-------------------------------------------------------------------
United States                                              42.4
-------------------------------------------------------------------
Short Term Investments                                     10.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -10.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             6.1%
-------------------------------------------------------------------
Capital Goods                                               4.1
-------------------------------------------------------------------
Consumer Cyclical                                           6.4
-------------------------------------------------------------------
Consumer Staples                                           11.0
-------------------------------------------------------------------
Energy                                                      4.0
-------------------------------------------------------------------
Finance                                                    18.9
-------------------------------------------------------------------
Health Care                                                14.1
-------------------------------------------------------------------
Services                                                    8.5
-------------------------------------------------------------------
Technology                                                 25.1
-------------------------------------------------------------------
Transportation                                              1.4
-------------------------------------------------------------------
Short Term Investments                                     10.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -10.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Technology Fund

(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 5/1/00 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                            GOLDMAN SACHS TECHNOLOGY
                                                 GLOBAL TECHNOLOGY FUND          COMPOSITE INDEX             S & P 500 INDEX
                                                 ----------------------     ------------------------         ---------------
5/1/00                                                     9450                       10000                       10000
                                                           8512                        8880                        9795
                                                           9812                        9972                       10036
                                                           9180                        9508                        9879
                                                          10425                       10744                       10493
                                                           8929                        9004                        9939
10/00                                                      8102                        8324                        9897
                                                           6146                        6418                        9117
                                                           5930                        5868                        9162
                                                           6868                        6831                        9487
                                                           5367                        4937                        8623
                                                           4626                        4251                        8077
                                                           5479                        5063                        8704
                                                           5217                        4862                        8762
                                                           5301                        4874                        8549
                                                           4954                        4527                        8465
                                                           4194                        3938                        7936
                                                           3265                        3141                        7296
10/01                                                      3762                        3646                        7435
                                                           4429                        4267                        8006
                                                           4588                        4192                        8076
                                                           4541                        4187                        7958
                                                           3978                        3628                        7804
                                                           4279                        3886                        8098
                                                           3763                        3410                        7607
                                                           3547                        3271                        7551
                                                           3181                        2808                        7014
                                                           2862                        2524                        6467
                                                           2824                        2492                        6509
                                                           2308                        2047                        5803
10/02                                                      2796                        2494                        6313
                                                           3284                        2930                        6684
                                                           2824                        2504                        6292
                                                           2871                        2481                        6127
                                                           2862                        2519                        6035
                                                           2852                        2491                        6094
                                                           3162                        2751                        6595
                                                           3509                        3058                        6942
                                                           3547                        3050                        7031
                                                           3744                        3225                        7155
                                                           3988                        3448                        7295
                                                           3941                        3398                        7217
10/03                                                      4391                        3730                        7625
                                                           4476                        3802                        7692
                                                           4523                        3860                        8095
                                                           4701                        4042                        8244
                                                           4645                        3927                        8359
                                                           4513                        3819                        8233
                                                           4204                        3596                        8103
                                                           4485                        3796                        8214
                                                           4579                        3889                        8374
                                                           4063                        3521                        8096
                                                           3791                        3345                        8129
                                                           3960                        3461                        8217
10/04                                                      4147                        3645                        8342
                                                           4401                        3850                        8679
                                                           4532                        3973                        8975
                                                           4269                        3710                        8756
                                                           4269                        3718                        8939
                                                           4081                        3628                        8781
                                                           4016                        3442                        8614
                                                           4381                        3755                        8888
                                                           4372                        3682                        8901
                                                           4654                        3930                        9232
                                                           4682                        3900                        9148
                                                           4719                        3940                        9222
10/05                                                      4663                        3871                        9068

    --- GLOBAL TECHNOLOGY FUND             --- GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX
        $9,450 starting value                  $10,000 starting value
        $4,663 ending value                    $3,871  ending value

    -- S & P 500 INDEX
        $10,000 starting value
        $9,068  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX is an unmanaged index designed to measure performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                    INCEPTION                        SINCE
                      DATE      1 YEAR   5 YEAR    INCEPTION
-----------------------------------------------------------------
Global Tech A#       5/1/2000   12.44%   -10.46%    -12.05%
-----------------------------------------------------------------
Global Tech A##      5/1/2000    6.20%   -11.47%    -12.95%
-----------------------------------------------------------------
Global Tech B#       5/1/2000   11.45%   -11.11%    -12.71%
-----------------------------------------------------------------
Global Tech B##      5/1/2000    6.45%   -11.47%    -12.86%
-----------------------------------------------------------------
Global Tech C#       5/1/2000   11.45%   -11.11%    -12.71%
-----------------------------------------------------------------
Global Tech C##      5/1/2000   10.45%   -11.11%    -12.71%
-----------------------------------------------------------------
Global Tech Y#       5/1/2000   12.86%   -10.05%    -11.67%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

SCOTT E. SIMPSON
Senior Vice President, Partner,
Global Industry Analyst

JOHN F. AVERILL, CFA
Senior Vice President, Partner, Global Industry Analyst

ERIC STROMQUIST
Senior Vice President, Partner, Global Industry Analyst

BRUCE L. GLAZER
Senior Vice President, Partner, Global Industry Analyst

ANITA M. KILLIAN, CFA
Vice President, Global Industry Analyst

VIKRAM MURTHY
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Technology Fund Class A, before sales charge, returned 12.44% for the twelve-month period ended October 31, 2005. The Fund outperformed the Goldman Sachs Technology Index, which returned 6.20%, and the Lipper Science and Technology Mutual Fund Average, which returned 8.47% over the period.

WHY DID THE FUND PERFORM THIS WAY?

The Information Technology sector gained momentum at the end of the period, recovering from losses suffered earlier in 2005 when disappointing earnings forecasts from a number of companies combined with increasing oil prices, rising inflation and a slowing global economy drove the sector lower. Key factors in the sector's recovery have been positive news on the economy and within the Information Technology sector itself.

Strong security selection within Communications Equipment was the primary driver of the Fund's outperformance relative to the Goldman Sachs Technology Composite Index. We continue to see demand for TFT-LCD flat panel televisions as growth remains strong across all geographic regions. Corning, the world's largest manufacturer of LCD glass, was top contributor to relative and absolute performance. Nokia (not in the benchmark) was another positive relative and absolute contributor within Communications Equipment as the company benefited from growth in emerging markets.

Our overweight to and strong security selection within Internet Software & Services also contributed to performance. Google, a

--------------------------------------------------------------------------------

top contributor on a relative and absolute basis, has benefited from a secular spending shift toward non-traditional modes of advertisement such as the Internet.

The primary detractors from benchmark relative performance during the period were the Fund's underweight positions in Apple Computer and Hewlett-Packard. Apple Computer was not held by the Fund but posted strong returns as the company saw growth of iPod sales during the period.

WHAT IS THE OUTLOOK?

Overall, we see the growth opportunities coming from the consumer side of the technology sector. The internet continues to offer high growth, with areas such as paid search and on-line advertising standing out. We are also enthusiastic about the video game cycle, as the next generation platforms look very promising. Elsewhere, while cell phone industry growth rates are decelerating to 15-20% growth this year, tremendous growth in emerging markets continues to provide investment opportunities.
The enterprise software market is relatively mature, and therefore we expect slower growth over the next several years. Similarly, commoditization and maturation within the computer hardware segment limits growth opportunities. However, as the corporate capital investment cycles ebb and flow, these more cyclical areas may be attractive to varying degrees, even at slower growth rates.

Within the technology sector, varying growth rates, earnings visibility and cyclicality causes the stocks to carry a range of valuations spanning the growth/value spectrum, heightening the importance of security selection.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Bermuda                                                     1.5%
-------------------------------------------------------------------
Canada                                                      3.3
-------------------------------------------------------------------
Finland                                                     5.5
-------------------------------------------------------------------
India                                                       0.4
-------------------------------------------------------------------
Luxembourg                                                  0.7
-------------------------------------------------------------------
South Korea                                                 4.1
-------------------------------------------------------------------
Switzerland                                                 0.9
-------------------------------------------------------------------
Taiwan                                                      3.1
-------------------------------------------------------------------
United States                                              79.9
-------------------------------------------------------------------
Short Term Investments                                      2.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -1.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Audio and Video Equipment Manufacturing                     4.1%
-------------------------------------------------------------------
Business Support Services                                   1.4
-------------------------------------------------------------------
Communications Equipment Manufacturing                     10.8
-------------------------------------------------------------------
Computer and Peripheral Manufacturing                      13.7
-------------------------------------------------------------------
Data Processing Services                                    4.0
-------------------------------------------------------------------
Electrical Equip. Manufacturing -- Component Other          4.5
-------------------------------------------------------------------
Employment Services                                         1.0
-------------------------------------------------------------------
Internet Providers & Web Search Portals                    12.2
-------------------------------------------------------------------
Management, Scientific, and Tech Consulting Ser             2.0
-------------------------------------------------------------------
Other Services -- Other Personal Services                   0.7
-------------------------------------------------------------------
Professional Services -- Computer Sys. Design &
  Related                                                   5.4
-------------------------------------------------------------------
Semiconductor, Electronic Component Manufacturing          19.5
-------------------------------------------------------------------
Software Publishers                                        17.8
-------------------------------------------------------------------
Wireless Telecommunications Carriers                        2.3
-------------------------------------------------------------------
Short Term Investments                                      2.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -1.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 5/28/04 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                 GROWTH ALLOCATION FUND           S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 ----------------------           -------------           --------------------
5/28/04                                                    9450                       10000                       10000
6/04                                                       9611                       10194                       10057
7/04                                                       9337                        9857                       10157
8/04                                                       9346                        9896                       10351
9/04                                                       9601                       10003                       10379
10/04                                                      9790                       10156                       10466
11/04                                                     10178                       10566                       10382
12/04                                                     10494                       10925                       10477
1/05                                                      10238                       10659                       10543
2/05                                                      10409                       10883                       10481
3/05                                                      10200                       10690                       10428
4/05                                                      10020                       10487                       10569
5/05                                                      10313                       10820                       10683
6/05                                                      10474                       10836                       10741
7/05                                                      10787                       11239                       10643
8/05                                                      10845                       11136                       10780
9/05                                                      10939                       11226                       10669
10/05                                                     10683                       11039                       10584

    --- GROWTH ALLOCATION FUND     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450  starting value         BOND INDEX                         $10,000 starting value
        $10,683 ending value           $10,000 starting value             $11,039 ending value
                                       $10,584 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                       INCEPTION              SINCE
                         DATE      1 YEAR   INCEPTION
----------------------------------------------------------
Growth Allocation A#   5/28/2004   9.12%      8.95%
----------------------------------------------------------
Growth Allocation A##  5/28/2004   3.14%      4.74%
----------------------------------------------------------
Growth Allocation B#   5/28/2004   8.37%      8.28%
----------------------------------------------------------
Growth Allocation B##  5/28/2004   3.37%      5.56%
----------------------------------------------------------
Growth Allocation C#   5/28/2004   8.47%      8.28%
----------------------------------------------------------
Growth Allocation C##  5/28/2004   7.47%      8.28%
----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve month period ended October 31, 2005, The Hartford Growth Allocation Fund Class A had a total return, before sales charge, of 9.12%, versus the return of 10.50% for the Multi-Cap Core Fund Index and 1.13% for the Lehman Brothers U.S. Aggregate Bond Index and 8.72% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. This positive outlook for the economy boded favorable for high yield bonds, which were among the strongest performing bond groups for the year. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds began to rise and below-investment grade bonds fell out of favor. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity and lower quality bonds declining most. Equities performed solidly during the year, with small and mid capitalization stocks outperforming large cap stocks through most of the year, in addition, the Fund's performance is affected by the performance of the underlying funds. Top fund performers included Capital Appreciation, Disciplined Equity, Small Company and SmallCap Growth. Fund underperformers included International Capital Appreciation and Global Leaders. However, in the period after the hurricanes, equities generally declined, with large caps losing less than the smaller capitalization issues.

The Fund seeks to achieve long-term capital appreciation by investing in a combination of domestic and foreign equity mutual funds with a small allocation to fixed income funds. The Fund's target allocation is typically 80% equity and 20% fixed income. The equity component of the Fund is structured around five equity indices. For the twelve month period, the MSCI EAFE was the top performer (up 18.09%), followed by the S&P Midcap 400 (up 17.65%), the Russell 2000 (up 12.08%), the S&P 500/Barra Value (up 10.17%) and the S&P 500/Barra Growth (up 7.25%). International, midcap and small cap stocks are not included in the

--------------------------------------------------------------------------------

S&P 500 Index. As such, the Fund's exposure to those equity styles were beneficial since for the full year they each outperformed the large cap S&P 500 Index by a considerable margin. It should be noted, however, that in the period after the hurricanes, the Fund's underweight to large cap stocks detracted from performance, offsetting a portion of the gains from earlier in the year. The fixed income component of the Fund is structured around three fixed income indices. For the past year, the best performer was the Lehman Brothers U.S. TIPS Index (up 2.94%), followed by the Lehman Aggregate Bond Index (up 1.13%) and the Lehman 1-3 Year Government Index (up 0.80%). While short-term interest rose throughout the year, long-term interests declined or remained stable until recently. Hence, the Fund's allocation to the Short Duration Fund reduced the portfolio's duration and accordingly detracted from performance. The Fund did, however, benefit relative to the Index due to its out-of-index allocation to Treasury Inflation Protected Securities (TIPS).

WHAT IS THE OUTLOOK?

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. It is still too early to tell fully what effect the storms will have on the economy. However, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from further rate increases by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. Since the Short Duration Fund has been adding Treasury Inflation-Protected Securities (TIPS) to its portfolio, we slightly decreased the allocation to the Inflation Plus Fund to keep the TIPS exposure in balance. Within the equity component of the portfolio, more international exposure has been added to some underlying domestic equity Funds. In response, the allocation to foreign funds has been marginally reduced. Due to their strong performance, the Capital Appreciation and Disciplined Equity Funds will also play a greater role in the portfolio. The allocation to the MidCap Value Fund was modestly reduced for style reasons. We continue to use cash flows to implement our allocation changes.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                11.5%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                  10.6
-------------------------------------------------------------------
Hartford Dividend and Growth Fund, Class Y                  2.7
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       4.5
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               4.4
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 2.7
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       7.9
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   6.8
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          2.6
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         2.4
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       2.9
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        5.1
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      7.6
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    6.9
-------------------------------------------------------------------
Hartford U.S. Government Securities Fund, Class Y           2.5
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                8.4
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  9.8
-------------------------------------------------------------------
Other Assets and Liabilities                                0.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Fund

(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 10/31/95 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                        GROWTH FUND                 RUSSELL 1000 GROWTH INDEX
                                                                        -----------                 -------------------------
10/31/95                                                                    9450                              10000
                                                                            8530                              10349
                                                                            9760                              10752
                                                                            9362                              10813
                                                                            9631                              11174
                                                                            9836                              11378
                                                                            9950                              11393
                                                                           10206                              11693
                                                                           10484                              12101
                                                                           10425                              12118
                                                                            9791                              11408
                                                                            9987                              11702
                                                                           10771                              12554
10/96                                                                      10881                              12629
                                                                           11470                              13578
                                                                           11100                              13312
                                                                           11598                              14245
                                                                           11331                              14148
                                                                           10734                              13383
                                                                           11136                              14271
                                                                           12190                              15302
                                                                           12663                              15914
                                                                           13815                              17320
                                                                           13440                              16307
                                                                           14067                              17110
10/97                                                                      13635                              16476
                                                                           13543                              17177
                                                                           13741                              17369
                                                                           13906                              17888
                                                                           14901                              19234
                                                                           15724                              20001
                                                                           15779                              20277
                                                                           15523                              19701
                                                                           16426                              20907
                                                                           16145                              20769
                                                                           13650                              17652
                                                                           14602                              19007
10/98                                                                      15330                              20535
                                                                           16221                              22098
                                                                           17813                              24091
                                                                           18663                              25505
                                                                           17970                              24340
                                                                           18894                              25623
                                                                           19175                              25656
                                                                           18779                              24868
                                                                           19637                              26609
                                                                           19315                              25763
                                                                           18820                              26183
                                                                           18482                              25633
10/99                                                                      19752                              27568
                                                                           20733                              29057
                                                                           23989                              32079
                                                                           23204                              30574
                                                                           25654                              32069
                                                                           25497                              34366
                                                                           23298                              32730
                                                                           22586                              31080
                                                                           23434                              33436
                                                                           23068                              32042
                                                                           24974                              34942
                                                                           24639                              31636
10/00                                                                      23654                              30140
                                                                           21451                              25697
                                                                           22802                              24885
                                                                           21761                              26605
                                                                           20744                              22087
                                                                           19393                              19684
                                                                           21674                              22174
                                                                           21736                              21848
                                                                           21067                              21341
                                                                           20422                              20808
                                                                           18711                              19106
                                                                           17062                              17199
10/01                                                                      17644                              18102
                                                                           19287                              19842
                                                                           19473                              19804
                                                                           18890                              19453
                                                                           18357                              18646
                                                                           18915                              19291
                                                                           17402                              17717
                                                                           17042                              17288
                                                                           15491                              15689
                                                                           14462                              14826
                                                                           14648                              14871
                                                                           13482                              13329
10/02                                                                      14760                              14551
                                                                           15603                              15341
                                                                           14648                              14281
                                                                           14326                              13934
                                                                           14077                              13870
                                                                           14549                              14128
                                                                           15777                              15172
                                                                           16546                              15929
                                                                           16930                              16149
                                                                           17203                              16551
                                                                           17563                              16963
                                                                           17513                              16781
10/03                                                                      18840                              17724
                                                                           19088                              17911
                                                                           19423                              18530
                                                                           20056                              18908
                                                                           20279                              19029
                                                                           20192                              18675
                                                                           19932                              18458
                                                                           20763                              18802
                                                                           21197                              19037
                                                                           19584                              17961
                                                                           19113                              17873
                                                                           19932                              18043
10/04                                                                      20081                              18324
                                                                           20800                              18955
                                                                           21705                              19698
                                                                           20775                              19042
                                                                           20527                              19244
                                                                           20043                              18893
                                                                           19919                              18534
                                                                           21098                              19431
                                                                           21321                              19360
                                                                           21743                              20306
                                                                           21581                              20044
                                                                           21916                              20137
10/05                                                                      21482                              19941

    --- GROWTH FUND                            --- RUSSELL 1000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $21,482 ending value                       $19,941 ending value

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGEMENT

ANDREW J. SHILLING, CFA
Senior Vice President, Partner

JOHN A. BOSELLI, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1, 2) (as of 10/31/05)

            INCEPTION                                  SINCE
               DATE      1 YEAR   5 YEAR   10 YEAR   INCEPTION
-------------------------------------------------------------------
Growth A#     6/8/1949   6.98%    -1.91%    8.56%     11.08%
-------------------------------------------------------------------
Growth A##    6/8/1949   1.11%    -3.01%    7.94%     10.97%
-------------------------------------------------------------------
Growth B#   11/14/1994   6.14%    -2.61%    NA*        NA*
-------------------------------------------------------------------
Growth B##  11/14/1994   1.14%    -2.93%    NA*        NA*
-------------------------------------------------------------------
Growth C#   11/14/1994   6.21%    -2.58%    7.79%      8.59%
-------------------------------------------------------------------
Growth C##  11/14/1994   5.21%    -2.58%    7.79%      8.59%
-------------------------------------------------------------------
Growth H#   11/14/1994   6.44%    -2.45%    NA*        NA*
-------------------------------------------------------------------
Growth H##  11/14/1994   2.44%    -2.78%    NA*        NA*
-------------------------------------------------------------------
Growth L#     6/8/1949   7.23%    -1.71%    8.67%     11.12%
-------------------------------------------------------------------
Growth L##    6/8/1949   2.16%    -2.66%    8.15%     11.02%
-------------------------------------------------------------------
Growth M#   11/14/1994   6.45%    -2.44%    NA*        NA*
-------------------------------------------------------------------
Growth M##  11/14/1994   2.45%    -2.77%    NA*        NA*
-------------------------------------------------------------------
Growth N#   11/14/1994   6.45%    -2.44%    7.86%      8.66%
-------------------------------------------------------------------
Growth N##  11/14/1994   5.45%    -2.44%    7.86%      8.66%
-------------------------------------------------------------------
Growth Y#    2/19/2002   7.49%      NA       NA        4.65%
-------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Growth Fund Class A returned 6.98%, before sales charge, for the twelve-month period ended October 31, 2005. The Fund lagged the Russell 1000 Growth benchmark return of 8.81% and the Lipper Large Cap Growth Funds Average return of 10.06%.

WHY DID THE FUND PERFORM THIS WAY?

The twelve months ended October 31, 2005 were subject to significant volatility. 2004 ended on a positive note as markets rallied during the traditionally strong fourth quarter. Rising oil prices, the Federal Reserve's ongoing interest rate increases, and inflation concerns began to take their toll during the first part of 2005, and investors pushed stocks lower through April. Markets reversed course over the summer as corporate earnings strength continued despite rising interest rates and input costs. The fiscal year closed on a weak note, as markets fell in October. Growth again lagged value during the period, as the Russell 1000 Growth's 8.81% return was well below the 11.86% return of the Russell 1000 Value.

The Fund underperformed in this environment due to stock selection. Consumer Discretionary stocks provided the greatest headwinds during the year, largely due to positions in online auctioneer eBay, satellite radio provider XM Satellite, and pet supplies retailer PETsMART. eBay fell on concerns of slowing growth in the US, forecasts of lower margins, and concerns about rising competition. XM Satellite fell earlier in the year on concerns about the rising costs of adding subscribers. The stock has since recovered some of its loss, and we retain our position. PetSmart fell over the summer as other large retailers targeted pet supplies as a growth area. Other negative contributors during the year included wireless email device maker Research In Motion and pharmaceutical concern Amgen.

Financials were the greatest source of value added during the year, due to both our positive stock selection and our overweight in the

--------------------------------------------------------------------------------

sector. Top contributors in this sector included derivatives exchange Chicago Mercantile, insurer Progressive, and asset manager Franklin Resources. Chicago Mercantile benefited from rising volume and increases in the rates charged per contract traded. Progressive continued to benefit from favorable trends in the auto insurance business, while Franklin Resources rose on strong performance and distribution for its investment products. Other top contributors during the year included internet search firm Google, energy companies Petro-Canada and Halliburton, and Mexican cell phone operator America Movil.

WHAT IS THE OUTLOOK?

The marked increase in global energy prices in the aftermath of the destructive US hurricane season will negatively impact economic growth near term. US consumers have been especially hard hit, as they also face a noticeable increase in short-term interest rates. Energy prices remain high, but once this energy shock has been absorbed by the world economy, activity is expected to strengthen again. Inflation is set to accelerate globally, driven by rising energy prices. We expect that this will fail to feed through to other inflation categories on a sustained basis given the determined anti-inflationary stance of the Federal Reserve Bank. We therefore look for a decelerating rate of increase in inflation over the course of 2006.

We continue to focus our efforts on picking stocks one-at-a-time based on detailed fundamental research. Recent transactions decreased our exposure to the Consumer Discretionary sector as we eliminated Apollo Group, eBay, and PETsMART on concerns that increasing competition would lead to slower growth rates. Our retailing exposure is at its lowest level in some time as we believe high energy prices will continue to crimp retail sales. As a result of bottom-up investment decisions, the Fund ended the period with its largest overweight to the Financials sector and its largest underweight to Consumer Staples.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             1.5%
-------------------------------------------------------------------
Capital Goods                                               5.9
-------------------------------------------------------------------
Consumer Cyclical                                           1.3
-------------------------------------------------------------------
Consumer Staples                                            2.4
-------------------------------------------------------------------
Energy                                                      4.5
-------------------------------------------------------------------
Finance                                                    21.2
-------------------------------------------------------------------
Health Care                                                20.7
-------------------------------------------------------------------
Services                                                    7.3
-------------------------------------------------------------------
Technology                                                 32.6
-------------------------------------------------------------------
Short-Term Investments                                     12.1
-------------------------------------------------------------------
Other Assets & Liabilities                                 -9.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Opportunities Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS SHORT- AND LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 10/31/95 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                 GROWTH OPPORTUNITIES FUND          RUSSELL 3000 GROWTH INDEX
                                                                 -------------------------          -------------------------
10/31/95                                                                    9450                              10000
                                                                            9595                              10394
                                                                            9302                              10471
                                                                            9477                              10777
                                                                            9895                              11003
                                                                            9827                              11037
                                                                           10318                              11384
                                                                           10604                              11801
                                                                           10426                              11733
                                                                            9486                              10968
                                                                            9867                              11303
                                                                           10770                              12100
10/96                                                                      10807                              12114
                                                                           11319                              12968
                                                                           10900                              12762
                                                                           11447                              13600
                                                                           10809                              13440
                                                                           10057                              12692
                                                                           10154                              13449
                                                                           11283                              14505
                                                                           11749                              15077
                                                                           12938                              16358
                                                                           12532                              15535
                                                                           13197                              16349
10/97                                                                      12616                              15705
                                                                           12512                              16264
                                                                           12398                              16430
                                                                           12209                              16852
                                                                           13297                              18139
                                                                           13974                              18867
                                                                           14061                              19114
                                                                           13722                              18493
                                                                           14456                              19541
                                                                           13729                              19279
                                                                           11205                              16258
                                                                           12082                              17538
10/98                                                                      12650                              18909
                                                                           13127                              20350
                                                                           14750                              22186
                                                                           15208                              23466
                                                                           14032                              22314
                                                                           14770                              23463
                                                                           14780                              23634
                                                                           14388                              22965
                                                                           15437                              24543
                                                                           15407                              23765
                                                                           15677                              24060
                                                                           15748                              23619
10/99                                                                      16884                              25320
                                                                           18845                              26773
                                                                           22666                              29689
                                                                           22364                              28377
                                                                           28937                              30150
                                                                           26241                              31857
                                                                           24004                              30219
                                                                           22534                              28621
                                                                           25959                              30890
                                                                           25142                              29506
                                                                           28560                              32206
                                                                           28585                              29256
10/00                                                                      26103                              27802
                                                                           21086                              23640
                                                                           23453                              23033
                                                                           23038                              24643
                                                                           20070                              20515
                                                                           17842                              18310
                                                                           19525                              20620
                                                                           19354                              20375
                                                                           19314                              19982
                                                                           18858                              19398
                                                                           17582                              17837
                                                                           14865                              15982
10/01                                                                      15622                              16864
                                                                           17191                              18469
                                                                           17799                              18512
                                                                           17610                              18162
                                                                           16550                              17379
                                                                           17421                              18039
                                                                           16558                              16641
                                                                           16345                              16197
                                                                           14512                              14707
                                                                           13090                              13798
                                                                           12778                              13837
                                                                           11759                              12428
10/02                                                                      12581                              13535
                                                                           13723                              14308
                                                                           12737                              13320
                                                                           12565                              12993
                                                                           12392                              12915
                                                                           12737                              13153
                                                                           13896                              14142
                                                                           14972                              14904
                                                                           15408                              15115
                                                                           15556                              15544
                                                                           16254                              15962
                                                                           16040                              15774
10/03                                                                      17462                              16695
                                                                           18046                              16897
                                                                           18292                              17442
                                                                           18851                              17840
                                                                           19122                              17941
                                                                           19262                              17640
                                                                           18687                              17382
                                                                           19401                              17707
                                                                           19968                              17957
                                                                           18276                              16892
                                                                           18029                              16786
                                                                           18999                              17006
10/04                                                                      19303                              17283
                                                                           20215                              17950
                                                                           21242                              18648
                                                                           20494                              18007
                                                                           20314                              18203
                                                                           19936                              17841
                                                                           19418                              17434
                                                                           20667                              18309
                                                                           21464                              18297
                                                                           22713                              19224
                                                                           22812                              18975
                                                                           23321                              19068
10/05                                                                      22877                              18836

    --- GROWTH OPPORTUNITIES FUND              --- RUSSELL 3000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $22,877 ending value                       $18,836 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

                INCEPTION      1        5       10       SINCE
                   DATE       YEAR     YEAR    YEAR    INCEPTION
---------------------------------------------------------------------
Growth Opp
  A#..........   3/31/1963   18.52%   -2.60%   9.24%    12.90%
---------------------------------------------------------------------
Growth Opp
  A##.........   3/31/1963   11.99%   -3.70%   8.63%    12.75%
---------------------------------------------------------------------
Growth Opp
  B#..........  11/14/1994   17.57%   -3.27%    NA*      NA*
---------------------------------------------------------------------
Growth Opp
  B##.........  11/14/1994   12.57%   -3.56%    NA*      NA*
---------------------------------------------------------------------
Growth Opp
  C#..........  11/14/1994   17.57%   -3.27%   8.46%    10.02%
---------------------------------------------------------------------
Growth Opp
  C##.........  11/14/1994   16.57%   -3.27%   8.46%    10.02%
---------------------------------------------------------------------
Growth Opp
  H#..........  11/14/1994   17.92%   -3.10%    NA*      NA*
---------------------------------------------------------------------
Growth Opp
  H##.........  11/14/1994   13.92%   -3.39%    NA*      NA*
---------------------------------------------------------------------
Growth Opp
  L#..........   3/31/1963   18.81%   -2.37%   9.37%    12.93%
---------------------------------------------------------------------
Growth Opp
  L##.........   3/31/1963   13.18%   -3.32%   8.84%    12.80%
---------------------------------------------------------------------
Growth Opp
  M#..........  11/14/1994   17.90%   -3.11%    NA*      NA*
---------------------------------------------------------------------
Growth Opp
  M##.........  11/14/1994   13.90%   -3.40%    NA*      NA*
---------------------------------------------------------------------
Growth Opp
  N#..........  11/14/1994   17.90%   -3.11%   8.56%    10.10%
---------------------------------------------------------------------
Growth Opp
  N##.........  11/14/1994   16.90%   -3.11%   8.56%    10.10%
---------------------------------------------------------------------
Growth Opp
  Y#..........   2/19/2002   19.10%     NA      NA       9.43%
---------------------------------------------------------------------
Growth Opp
  Z#..........    3/1/1996   19.10%   -2.13%    NA       9.68%
---------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N, Y and Z shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Growth Opportunities Fund Class A returned 18.52%, before sales charge, for the twelve-month period ended October 31, 2005, outperforming the benchmark Russell 3000 Growth Index, which rose 8.99%. The Fund also outperformed the Lipper Multi-Cap Growth Funds Average, which returned 12.95%. These results were achieved against a backdrop of underperformance for growth investing. The Russell 3000 Growth's 8.99% return was well below the 11.96% return posted by the Russell 3000 Value, a bias that was repeated across the capitalization spectrum.

WHY DID THE FUND PERFORM THIS WAY?

The twelve months ended October 31, 2005, were subject to significant volatility. 2004 ended on a positive note as markets rallied during the traditionally strong fourth quarter. Rising oil prices, the Federal Reserve's ongoing interest rate increases, and inflation concerns began to take their toll during the first part of 2005, and investors pushed stocks lower through April. Markets reversed course over the summer as corporate earnings strength continued despite rising interest rates and input costs. The fiscal year closed on a weak note, as markets fell in October.

The Fund outperformed in this volatile environment by maintaining its focus on stock selection. For the year, the Fund had positive value-added in eight of ten economic sectors. Positions in Technology, Consumer Discretionary, and Materials stocks were most additive to returns. In Technology, software provider Red Hat rose on strong margins and growth in the firm's international business. Internet search and advertising company Google continued its ascent, benefiting both from a strong secular trend toward increased online advertising and from greater investor appreciation of its exceptional growth dynamics. In Consumer Discretionary, Sirius Satellite appreciated on strong growth in subscribers, largely driven by deals to install satellite radio in cars. Within Materials, cement producer Rinker continued to benefit from strong demand for construction materials in the southern and south-western United States. Other strong performers during the year included

--------------------------------------------------------------------------------

electronic payments provider VeriFone and natural gas producer Chesapeake
Energy.

The Fund's results in Utilities and Industrials detracted from performance. Relative performance was hurt by not having any positions in the high performing Utilities sector. Performance in the Industrials sector was impacted by relocation services company SIRVA, which missed earnings in two consecutive quarters and reduced guidance for the following fiscal year. The issues were principally related to a slowdown in the UK housing market as well as increased reserves taken against their insurance unit. Following the second miss we eliminated our position in the stock. Another weak performer was pharmaceutical company Elan, which tumbled 70% in one day. The news that their key Multiple Sclerosis drug Tysabri potentially caused a fatal brain ailment in two patients in a test trial, resulting in the voluntary removal of the drug from the market, proved disastrous to the stock. We no longer hold our position in Elan.

WHAT IS YOUR OUTLOOK?

The marked increase in global energy prices in the aftermath of the destructive US hurricane season will negatively impact economic growth near term. US consumers have been especially hard hit, as they face a noticeable increase in short-term interest rates as well. Energy prices remain high, but once this energy shock has been absorbed by the world economy, activity is expected to strengthen again. Inflation is set to accelerate globally, driven by rising energy prices. We expect that this will fail to feed through to other inflation categories on a sustained basis given the determined anti-inflationary stance of the Federal Reserve Bank. We therefore look for a decelerating rate of increase in inflation over the course of 2006.

We like to think in terms of absolute levels of sector weightings. Currently our largest exposure is to Health Care, followed by Technology and Consumer Discretionary. We would note that we have also reduced our exposure to the Energy sector, reflecting our recognition that our bullish energy view has become more consensus. Our lowest weights are in the Utilities, Materials, and Financials sectors.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             3.7%
-------------------------------------------------------------------
Consumer Cyclical                                          13.7
-------------------------------------------------------------------
Consumer Staples                                            2.3
-------------------------------------------------------------------
Energy                                                      3.7
-------------------------------------------------------------------
Finance                                                     2.4
-------------------------------------------------------------------
Health Care                                                28.2
-------------------------------------------------------------------
Services                                                    8.9
-------------------------------------------------------------------
Technology                                                 30.0
-------------------------------------------------------------------
Transportation                                              3.1
-------------------------------------------------------------------
Utilities                                                   0.6
-------------------------------------------------------------------
Short-Term Investments                                     17.8
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford High Yield Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS HIGH CURRENT INCOME.
GROWTH OF CAPITAL IS A SECONDARY OBJECTIVE.


PERFORMANCE OVERVIEW(2) 9/30/98 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                    LEHMAN BROTHERS HIGH YIELD
                                                                      HIGH YIELD FUND                    CORPORATE INDEX
                                                                      ---------------               --------------------------
9/30/98                                                                     9550                              10000
10/98                                                                       9529                               9795
                                                                            9857                              10201
                                                                            9869                              10213
                                                                           10017                              10364
                                                                           10008                              10303
                                                                           10138                              10401
                                                                           10326                              10602
                                                                           10124                              10459
                                                                           10114                              10437
                                                                           10103                              10479
                                                                           10027                              10363
                                                                            9987                              10288
10/99                                                                      10040                              10220
                                                                           10168                              10341
                                                                           10211                              10457
                                                                           10120                              10412
                                                                           10106                              10431
                                                                           10010                              10212
                                                                           10049                              10229
                                                                            9913                              10123
                                                                           10173                              10330
                                                                           10280                              10408
                                                                           10424                              10479
                                                                           10359                              10388
10/00                                                                      10175                              10056
                                                                            9921                               9657
                                                                           10274                               9844
                                                                           10957                              10581
                                                                           11014                              10722
                                                                           10764                              10469
                                                                           10624                              10339
                                                                           10689                              10525
                                                                           10339                              10230
                                                                           10497                              10381
                                                                           10586                              10503
                                                                            9961                               9797
10/01                                                                      10358                              10039
                                                                           10686                              10406
                                                                           10570                              10363
                                                                           10464                              10436
                                                                           10109                              10290
                                                                           10215                              10538
                                                                           10314                              10702
                                                                           10209                              10646
                                                                            9641                               9862
                                                                            9193                               9431
                                                                            9308                               9700
                                                                            9076                               9572
10/02                                                                       9097                               9489
                                                                            9660                              10077
                                                                            9759                              10218
                                                                           10006                              10558
                                                                           10197                              10688
                                                                           10377                              10996
                                                                           10921                              11648
                                                                           11103                              11768
                                                                           11332                              12107
                                                                           11054                              11974
                                                                           11155                              12112
                                                                           11501                              12442
10/03                                                                      11707                              12694
                                                                           11859                              12886
                                                                           12130                              13178
                                                                           12265                              13429
                                                                           12233                              13396
                                                                           12270                              13487
                                                                           12097                              13395
                                                                           11865                              13169
                                                                           12014                              13357
                                                                           12166                              13539
                                                                           12381                              13804
                                                                           12552                              14004
10/04                                                                      12790                              14258
                                                                           12853                              14430
                                                                           12976                              14645
                                                                           12914                              14626
                                                                           13136                              14841
                                                                           12692                              14409
                                                                           12586                              14269
                                                                           12818                              14522
                                                                           12985                              14807
                                                                           13152                              15066
                                                                           13171                              15095
                                                                           13025                              14944
10/05                                                                      12913                              14840

    --- HIGH YIELD FUND                    --- LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX
        $9,550  starting value                 $10,000 starting value
        $12,913 ending value                   $14,840 ending value

LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                INCEPTION                       SINCE
                  DATE      1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
High Yield A#   9/30/1998    0.97%   4.89%      4.35%
------------------------------------------------------------
High Yield A##  9/30/1998   -3.63%   3.92%      3.68%
------------------------------------------------------------
High Yield B#   9/30/1998    0.08%   4.11%      3.59%
------------------------------------------------------------
High Yield B##  9/30/1998   -4.66%   3.82%      3.59%
------------------------------------------------------------
High Yield C#   9/30/1998    0.30%   4.19%      3.65%
------------------------------------------------------------
High Yield C##  9/30/1998   -0.65%   4.19%      3.65%
------------------------------------------------------------
High Yield Y#   9/30/1998    1.43%   5.27%      4.78%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

MARK NILAND, CFA
Executive Vice President

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford High Yield Fund Class A had a total return, before sales charge, of 0.97%, versus the return of 3.25% for the Lipper High Current Yield Fund Index and 4.08% for the Lehman Brothers High Yield Corporate Index. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 6.28%.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. This positive outlook for the economy boded favorable for high yield bonds, which were among the strongest performing bond groups for the year. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds began to rise and below-investment grade bonds fell out of favor. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity and lower quality bonds declining most.

Throughout most of the year ended October 31, 2005, the Fund was defensively positioned with a duration that was slightly short of the Index. While the short duration was beneficial throughout most of the 12 month period, long-term interest rates fell in the second quarter and the Fund's lower interest rate sensitivity detracted from performance in that quarter. Also over the year, the Fund was not positioned to fully take advantage of the flattening yield curve, and therefore curve positioning was an expense to performance relative to the benchmark. Over the twelve month period, sector allocation was a net detractor from performance, with the greatest costs to performance occurring in the second quarter of 2005. Sector allocations were only a modest cost during the rest of the 12 month period. The greatest detractor from performance for the year was security selection. Because the yields of CCC rated securities were not high enough to warrant the additional risks of the low quality issues, the Fund was underweight by approximately 50% to triple C's during the year. However, investors were optimistic about the strength of the economy and triple C bonds finished the year as the strongest performing credit bucket of the High Yield sector. Particularly in the third quarter, issue selection detracted from the Fund's relative performance. Holdings in General Motors and Ford struggled on profit taking after a strong rally in May through June. Delphi

--------------------------------------------------------------------------------

Automotive also struggled as the issuer was entangled in union discussions. Within the Media Cable subsector, the portfolio was more defensively positioned within the Charter capital structure, causing some underperformance as the deeply subordinated bonds of Charter benefited from an exchange. However, our cautious approach did help the Fund miss some poorer performing issues such as Calpine, which we believe to be insolvent. The Fund does not use derivatives such as options, futures and forward agreements for speculative purposes. However, in the past year the Fund has used U.S. Treasury futures for purposes of liquidity management and for tailoring interest rate exposure. Futures contracts can often provide the desired exposures with less cost and more liquidity than purchasing individual securities. The Fund also entered into forward currency contracts to hedge away some of the currency risk of the non-dollar denominated issues in the Fund. As major currencies appreciated relative to the U.S. dollar this year, these forward contracts benefited performance. Overall, the impact of these futures and forward contracts was minimal compared to other factors that contributed to the Fund's performance.

WHAT IS YOUR OUTLOOK?

Our near term outlook for high yield bond prices remains neutral. Delphi's bankruptcy filing on October 8 brought the auto sector volatility to a head, with General Motors and Ford Motor Company bonds reaching new lows. Negative earnings preannouncements continue from consumer-related and energy sensitive issuers. However, Wall Street analyst estimates of S&P 500 third quarter earnings remain strong at 15%. Riskier segments of the market are underperforming as we still have several large LBO deals to finance, in the face of rising short and long Treasury rates, uncertainty over consumer spending, and concerns regarding corporate pricing power. On the positive side, default rates remain low, and corporate liquidity is healthy. However, without a catalyst, historically low spread levels and high spread volatility are likely to keep prices from moving higher. Should our views change, we will adjust the portfolio holdings accordingly.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                       PERCENTAGE OF
RATING                                                   HOLDINGS
--------------------------------------------------------------------
AAA                                                          0.4%
--------------------------------------------------------------------
AA                                                           5.5
--------------------------------------------------------------------
A                                                            3.7
--------------------------------------------------------------------
BBB                                                         14.1
--------------------------------------------------------------------
BB                                                          35.6
--------------------------------------------------------------------
B                                                           37.7
--------------------------------------------------------------------
CCC                                                          2.9
--------------------------------------------------------------------
NR                                                           0.1
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            13.0%
-------------------------------------------------------------------
Capital Goods                                               3.3
-------------------------------------------------------------------
Consumer Cyclical                                          11.3
-------------------------------------------------------------------
Consumer Staples                                            3.6
-------------------------------------------------------------------
Energy                                                      4.6
-------------------------------------------------------------------
Finance                                                    12.1
-------------------------------------------------------------------
Health Care                                                 2.9
-------------------------------------------------------------------
Services                                                   16.0
-------------------------------------------------------------------
Technology                                                 17.8
-------------------------------------------------------------------
Transportation                                              2.8
-------------------------------------------------------------------
Utilities                                                   9.7
-------------------------------------------------------------------
Short-Term Investments                                     20.1
-------------------------------------------------------------------
Other Assets & Liabilities                                -17.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Income Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS CURRENT INCOME AND, AS A
SECONDARY OBJECTIVE, CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 5/28/04 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                INCOME ALLOCATION FUND                       INDEX
                                                                ----------------------        -----------------------------------
5/28/04                                                                  9550                                10000
6/04                                                                     9560                                10057
7/04                                                                     9603                                10157
8/04                                                                     9683                                10351
9/04                                                                     9713                                10379
10/04                                                                    9781                                10466
11/04                                                                    9766                                10382
12/04                                                                    9833                                10477
1/05                                                                     9837                                10543
2/05                                                                     9839                                10481
3/05                                                                     9765                                10428
4/05                                                                     9821                                10569
5/05                                                                     9889                                10683
6/05                                                                     9940                                10741
7/05                                                                     9911                                10643
8/05                                                                     9993                                10780
9/05                                                                     9938                                10669
10/05                                                                    9881                                10584

    --- INCOME ALLOCATION FUND                 --- LEHMAN BROTHERS U.S. AGGREGATE
        $9,550 starting value                      BOND INDEX
        $9,881 ending value                        $10,000 starting value
                                                   $10,584 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                       INCEPTION              SINCE
                         DATE      1 YEAR   INCEPTION
----------------------------------------------------------
Income Allocation A#   5/28/2004    1.01%     2.40%
----------------------------------------------------------
Income Allocation A##  5/28/2004   -3.55%    -0.83%
----------------------------------------------------------
Income Allocation B#   5/28/2004    0.29%     1.66%
----------------------------------------------------------
Income Allocation B##  5/28/2004   -4.58%    -1.10%
----------------------------------------------------------
Income Allocation C#   5/28/2004    0.30%     1.66%
----------------------------------------------------------
Income Allocation C##  5/28/2004   -0.68%     1.66%
----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford Income Allocation Fund Class A had a total return, before sales charge of 1.01%, versus the return of 1.57% for the Lipper General Bond Index and 1.13% for the Lehman Brothers U.S. Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005 was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. This positive outlook for the economy boded favorable for high yield bonds, which were among the strongest performing bond groups for the year. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds began to rise and below-investment grade bonds fell out of favor. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity and lower quality bonds declining most.

The Fund is structured around six fixed income indices. Over the past twelve months, the Credit Suisse First Boston (CSFB) Leveraged Loan Index was the top performer (up 5.87%), followed by the Lehman Brothers High Yield Index (up 4.08%), the Lehman U.S. TIPS Index (up 2.94%), the Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.76%), the Lehman Brothers U.S. Aggregate Bond Index (up 1.13%), and finally the Lehman 1-3 Year Government Index (up 0.80%). Throughout most of the year, the Fund's duration was targeted to be less than the Lehman Aggregate based upon both the risk preferences of the Fund and in anticipation of rising rates. While short-term interest rose throughout the year, long-term interests declined or remained stable until recently. As such, the Fund's lower interest rate sensitivity detracted from performance as long-term interest rates fell. However, the Fund benefited, relative to the Index, from its allocation to the Treasury Inflation Protected Securities (TIPS) and more recently its inclusion of the Floating Rate Fund. The Fund's benchmark does not have an allocation to TIPS or bank loans. While we maintain conviction in our index level allocations, several of the underlying funds underperformed their benchmarks during the past year. These Fund detractors included High Yield Fund and Income Fund.

--------------------------------------------------------------------------------

OUTLOOK

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. While it may still be too early to fully tell what effect the storms will have on the national economy, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from another increase in the Federal Funds Target Rate by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. In the third quarter, we introduced the Floating Rate Fund into the portfolio since it was a source of yield and provide some protection from rising interest rates. Bank loans are also an excellent diversifier when combined with other fixed income securities. As the Total Return Bond Fund and Short Duration Funds have been adding Treasury Inflation-Protected Securities (TIPS) to their portfolios, we recently have decreased allocations to the Inflation Plus Fund to keep the TIPS exposure in balance. We continue to use cash flows to implement our allocation changes.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        6.0%
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                          14.8
-------------------------------------------------------------------
Hartford Income Fund, Class Y                               4.0
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                      17.0
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                         8.9
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      21.9
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   26.9
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Income Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE A HIGH LEVEL OF
CURRENT INCOME. CAPITAL APPRECIATION IS A SECONDARY OBJECTIVE.


PERFORMANCE OVERVIEW(2) 10/31/02 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                     INCOME FUND                             INDEX
                                                                     -----------              -----------------------------------
10/31/02                                                                 9550                                10000
                                                                         9663                                 9997
                                                                         9821                                10204
                                                                         9885                                10213
                                                                        10046                                10354
                                                                        10100                                10346
                                                                        10316                                10432
                                                                        10461                                10626
                                                                        10542                                10604
                                                                        10195                                10248
                                                                        10274                                10316
                                                                        10564                                10589
10/03                                                                   10581                                10491
                                                                        10637                                10516
                                                                        10805                                10623
                                                                        10896                                10708
                                                                        10996                                10824
                                                                        11082                                10905
                                                                        10790                                10621
                                                                        10693                                10579
                                                                        10771                                10639
                                                                        10899                                10745
                                                                        11110                                10950
                                                                        11172                                10979
10/04                                                                   11306                                11072
                                                                        11244                                10983
                                                                        11357                                11084
                                                                        11378                                11154
                                                                        11376                                11088
                                                                        11212                                11031
                                                                        11291                                11180
                                                                        11417                                11301
                                                                        11499                                11363
                                                                        11462                                11260
                                                                        11600                                11404
                                                                        11493                                11286
10/05                                                                   11387                                11197

    --- INCOME FUND                        --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $11,387 ending value                   $11,197 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

            INCEPTION               SINCE
               DATE      1 YEAR   INCEPTION
------------------------------------------------
Income
  A#......  10/31/2002    0.70%     6.03%
------------------------------------------------
Income
  A##.....  10/31/2002   -3.87%     4.42%
------------------------------------------------
Income
  B#......  10/31/2002   -0.04%     5.27%
------------------------------------------------
Income
  B##.....  10/31/2002   -4.81%     4.36%
------------------------------------------------
Income
  C#......  10/31/2002   -0.03%     5.34%
------------------------------------------------
Income
  C##.....  10/31/2002   -0.99%     5.34%
------------------------------------------------
Income
  Y#......  11/28/2003    0.98%     3.87%
------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Managing Director

EDWARD VAIMBERG
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford Income Fund Class A had a total return, before sales charge of 0.70%, versus the return of 1.28% for the Lipper BBB Rated Debt Fund Index and 1.13% for the Lehman Brothers U.S. Aggregate Bond Index. The primary objective of The Hartford Income Fund is to provide a high level of income. As of October 31, 2005, the SEC yield for this Fund's Class A share was 4.91%.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005, was an interesting one for the U.S. bond market. Short-term interest rates rose steadily throughout the year. In contrast, for much of the year, long-term rates traded in a range. By the end of the period, however, long-term rates had risen materially. The result was a much flatter yield curve. During the year, the strength of the U.S. economy and concerns over the outlook for inflation led the Federal Reserve to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. Over the period, fluctuations in long-term rates reflected changing perceptions of the strength of the U.S. economy and on the outlook for inflation. Over the summer, for example, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices raised fears of a weakening economy, and subsequently long-term rates fell in response. More recently, however, during the last two months of the Fund's fiscal year, data on the US economy generally indicated that the impact of the storms and energy prices on economic growth appeared to be limited. Longer-term bond yields rose as a result, reaching close to their highest levels of the fiscal year. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity bonds declining most.

The Fund's benchmark is the investment grade Lehman Brothers U.S. Aggregate Bond Index. However, as part of its approach and strategy to generate higher levels of income and attractive total returns over the longer-term, the Income Fund typically makes allocations to out-of-index sectors that are rated below investment-grade or may be considered more volatile. Through the year ended October 31, 2005, the Fund maintained exposure to high yield bonds and emerging markets. It should be noted, though, that the Fund did maintain at least a single A credit quality rating (investment grade) at all times. During the fiscal year, emerging market bonds were the strongest performing bond group. Accordingly, the Fund's exposure to emerging markets contributed to performance relative to the benchmark. Even though high yield bonds went in and out of favor with investors during the fiscal year, the high yield exposure had relatively little impact on relative return over the full 12 month period. During the fiscal year, the

--------------------------------------------------------------------------------

Fund made opportunistic allocations to U.S. Treasury Inflation-Protected Securities (TIPS). TIPS provide a direct hedge against inflation because inflation that is actually realized is passed through to the holder. Overall, this TIPS exposure was beneficial to the Fund's performance. The Fund's duration was generally close to that of the Index through the period, reflecting a decision to balance the risks of adverse interest rate movements with the longer-term benefits that interest-rate exposure can provide in a well-diversified, multi-sector portfolio like the Fund. Duration management, which included selective use of interest-rate futures contracts, contributed modestly to performance. Curve positioning, however, detracted from performance, reflecting in large part an underweighting in the longest part of the yield curve as it flattened.

WHAT IS THE OUTLOOK?

Prior to the hurricanes, our view was that the U.S. economy was on solid footing and that higher rates of inflation remained a risk. While it is still too early to determine conclusively the full effect that the storms will have on the economy, preliminary indications are that the near-term slowing is being followed by a bounce related to the economy's underlying strength and rebuilding efforts (a fairly typical reaction to natural disasters). For the remainder of the year and early 2006, we are forecasting higher short-term rates resulting from further rate increases by the Federal Reserve. As short-term rates continue to rise, the yield curve may continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting if inflation expectations remained contained. In this environment, the Fund continues to source both yield and total return in a diversified manner across multiple sectors, adjusting sector allocations opportunistically. This approach has been integral to the Fund's strategy since inception, as it seeks to deliver competitive higher yield while retaining an average credit quality of at least A3. As a matter of policy, we accept a modestly higher level of volatility at the Fund level and within individual sectors over the short- and intermediate-terms in exchange for higher SEC yields and competitive total returns over the long-term.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
                                                        LONG-TERM
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        40.4%
-------------------------------------------------------------------
AA                                                          3.0
-------------------------------------------------------------------
A                                                           9.7
-------------------------------------------------------------------
BBB                                                        20.6
-------------------------------------------------------------------
BB                                                         14.8
-------------------------------------------------------------------
B                                                          10.1
-------------------------------------------------------------------
CCC                                                         0.5
-------------------------------------------------------------------
C                                                           0.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.3%
-------------------------------------------------------------------
Capital Goods                                               1.6
-------------------------------------------------------------------
Consumer Cyclical                                           4.8
-------------------------------------------------------------------
Consumer Staples                                            1.6
-------------------------------------------------------------------
Energy                                                      3.1
-------------------------------------------------------------------
Finance                                                    29.7
-------------------------------------------------------------------
Foreign Governments                                         3.4
-------------------------------------------------------------------
General Obligations                                         0.2
-------------------------------------------------------------------
Health Care                                                 1.4
-------------------------------------------------------------------
Miscellaneous                                               0.3
-------------------------------------------------------------------
Services                                                    6.6
-------------------------------------------------------------------
Technology                                                  6.7
-------------------------------------------------------------------
Transportation                                              1.5
-------------------------------------------------------------------
U.S. Government Agencies                                   19.5
-------------------------------------------------------------------
U.S. Government Securities                                 10.6
-------------------------------------------------------------------
Utilities                                                   3.5
-------------------------------------------------------------------
Short-Term Investments                                      0.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Inflation Plus Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.


PERFORMANCE OVERVIEW(2) 10/31/02 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    INFLATION PLUS FUND          LEHMAN BROTHERS U.S. TIPS INDEX
                                                                    -------------------          -------------------------------
10/31/02                                                                    9550                              10000
                                                                            9527                               9993
                                                                            9841                              10329
                                                                            9889                              10406
                                                                           10244                              10796
                                                                           10082                              10622
                                                                           10036                              10594
                                                                           10507                              11096
                                                                           10406                              10983
                                                                            9920                              10476
                                                                           10071                              10663
                                                                           10389                              11016
10/03                                                                      10411                              11075
                                                                           10410                              11082
                                                                           10499                              11195
                                                                           10608                              11324
                                                                           10841                              11585
                                                                           11002                              11771
                                                                           10487                              11200
                                                                           10627                              11402
                                                                           10620                              11406
                                                                           10706                              11512
                                                                           10975                              11821
                                                                           10988                              11844
10/04                                                                      11077                              11963
                                                                           11044                              11934
                                                                           11228                              12142
                                                                           11226                              12143
                                                                           11172                              12091
                                                                           11172                              12102
                                                                           11365                              12333
                                                                           11445                              12418
                                                                           11468                              12471
                                                                           11246                              12209
                                                                           11486                              12491
                                                                           11455                              12474
10/05                                                                      11309                              12314

    --- INFLATION PLUS FUND                    --- LEHMAN BROTHERS U.S. TREASURY
        $9,550  starting value                     INFLATION-PROTECTED SECURITIES INDEX
        $11,309 ending value                       $10,000 starting value
                                                   $12,314 ending value

LEHMAN BROTHERS U.S. TREASURY INFLATION-PROTECTED SECURITIES INDEX represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                    INCEPTION               SINCE
                       DATE      1 YEAR   INCEPTION
--------------------------------------------------------
Inflation Plus A#   10/31/2002    2.10%     5.80%
--------------------------------------------------------
Inflation Plus A##  10/31/2002   -2.53%     4.19%
--------------------------------------------------------
Inflation Plus B#   10/31/2002    1.33%     5.09%
--------------------------------------------------------
Inflation Plus B##  10/31/2002   -3.54%     4.18%
--------------------------------------------------------
Inflation Plus C#   10/31/2002    1.24%     5.06%
--------------------------------------------------------
Inflation Plus C##  10/31/2002    0.26%     5.06%
--------------------------------------------------------
Inflation Plus Y#   11/28/2003    2.29%     4.73%
--------------------------------------------------------

  # Without sales charge
 ## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Managing Director

TIMOTHY WILHIDE
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford Inflation Plus Fund Class A had a total return, before sales charges and net of expenses, of 2.10% versus the return of 2.13% for the Lipper Treasury Inflation-Protected Securities Index and 2.95% for the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 6.06%.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005 was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas and low inflation expectations. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve (the Fed) continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. Despite the Fed's concern about near term inflation, the declines at the long-end of the yield curve indicated that the bond market was confident in the Fed's ability to limit inflation. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices re-introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds did rise and corporate bonds fell out of favor. Although most fixed rate bonds declined over the last three months of the period, Treasury Inflation-Protected Securities (TIPS) retained much of their value due to their unique feature that automatically adjusts their principal value to reflect changes in inflation.

TIPS, as an asset class, have performed well over the past 12 months and have outperformed similar maturity nominal (fixed-rate) Treasuries by a considerable margin. The Fund began the 12 month period with a duration that was positioned similarly to the Index, but soon after duration was brought slightly below that of the benchmark, where it remained for the rest of the year. Although modest tactical changes are made to the Fund's duration and curve positioning, on average the Fund used a barbell approach, overweighting the shortest- and longest-term maturities and underweighting intermediate-term TIPS. The barbell approach is often beneficial when the yield curve is flattening, as was exemplified in the second quarter of 2005 when the curve flattened substantially. However, in this same quarter, selection within the TIPS sector was challenged and offset the positive benefits of the duration decisions. The effect of the hurricanes

--------------------------------------------------------------------------------

driving up oil, natural gas and gasoline prices became a major concern in the last three months of the period. In response to heightened inflation concerns, the Fund increased its allocation to TIPS from 94% to 97% of the portfolio late in the third quarter. The Fund struggled slightly relative to the Index in the final months of the year because while beneficially overweigh at the shortest end of the curve, the Fund was also slightly overweight the longest maturity TIPS, which were underperforming the rest of the Index. During the year, the Fund made very small allocations to Non-Dollar (foreign issue) TIPS and received a modest boost to performance. To hedge away some of the currency risk of the non-dollar denominated issues, the Fund entered into forward currency contracts. While the overall impact of the futures contract was minimal compared to other factors that impacted the Fund's performance, it was nominally beneficial as major foreign currencies appreciated against the dollar. It should be noted that the Fund does not use derivatives, such as options, futures and forward agreements, for speculative purposes.

WHAT IS THE OUTLOOK?

As noted by the Federal Reserve, inflation pressures are rising, led by surging oil and gasoline prices. The September CPI (Consumer Price Index) was the highest in fourteen years and we expect year-over-year readings to be near 4% or higher at least through year-end. Short (maturity) TIPS reflect these expectations as breakevens rose sharply during September. However 10 year and longer TIPS predict only 2.5% to 2.7% inflation, or roughly the same rate of inflation as the last 5 to 10 years, regardless of the fact that the positive inflation fundamentals of that era are not currently present. Therefore, we find 10 year and longer TIPS to be more attractive. Recently, TIPS have been under some selling pressure as the market expects an aggressive Federal Reserve will stifle inflation with additional increases to its Federal Funds Target Rate. However, we see reasonable long-term value in this asset class. We believe that TIPS will remain attractive until there is a clear sense that the current inflation threat is receding.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        98.6%
-------------------------------------------------------------------
A                                                           0.5
-------------------------------------------------------------------
BBB                                                         0.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Finance                                                     1.6%
-------------------------------------------------------------------
Foreign Government                                          1.4
-------------------------------------------------------------------
U.S. Government Securities                                 89.5
-------------------------------------------------------------------
Short-Term Investments                                      2.0
-------------------------------------------------------------------
Other Assets & Liabilities                                  5.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/30/01 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 INTERNATIONAL CAP APP FUND              MSCI EAFE INDEX
                                                                 --------------------------              ---------------
4/30/01                                                                     9450                              10000
                                                                            8836                               9655
                                                                            8411                               9264
                                                                            8297                               9096
                                                                            7825                               8868
                                                                            6861                               7971
10/01                                                                       7201                               8175
                                                                            7816                               8477
                                                                            8024                               8528
                                                                            7703                               8076
                                                                            7835                               8133
                                                                            8223                               8616
                                                                            8081                               8639
                                                                            8148                               8756
                                                                            7770                               8411
                                                                            7004                               7582
                                                                            6882                               7566
                                                                            6069                               6756
10/02                                                                       6551                               7120
                                                                            7156                               7443
                                                                            6520                               7194
                                                                            6577                               6894
                                                                            6426                               6736
                                                                            6236                               6609
                                                                            6993                               7265
                                                                            7608                               7711
                                                                            7798                               7902
                                                                            8034                               8095
                                                                            8384                               8291
                                                                            8404                               8548
10/03                                                                       9104                               9082
                                                                            9211                               9285
                                                                            9716                              10011
                                                                           10087                              10153
                                                                           10553                              10390
                                                                           10800                              10452
                                                                           10286                              10224
                                                                           10467                              10256
                                                                           10800                              10498
                                                                           10038                              10158
                                                                           10086                              10205
                                                                           10590                              10473
10/04                                                                      11027                              10831
                                                                           11646                              11574
                                                                           11979                              12082
                                                                           11608                              11861
                                                                           11483                              12376
                                                                           11055                              12070
                                                                           10950                              11800
                                                                           11035                              11818
                                                                           11093                              11980
                                                                           11483                              12348
                                                                           11816                              12663
                                                                           12063                              13230
10/05                                                                      11549                              12844

    --- INTERNATIONAL CAP APP FUND             --- MSCI EAFE INDEX
        $9,450  starting value                     $10,000 starting value
        $11,549 ending value                       $12,844 ending value

MSCI EAFE INDEX -- the Morgan Stanley Capital International Europe, Australia and Far East Index is a free float-adjusted capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                   INCEPTION              SINCE
                     DATE      1 YEAR   INCEPTION
------------------------------------------------------
Int'l Cap App
  A#.............  4/30/2001    4.74%     4.54%
------------------------------------------------------
Int'l Cap App
  A##............  4/30/2001   -0.98%     3.24%
------------------------------------------------------
Int'l Cap App
  B#.............  4/30/2001    3.98%     3.81%
------------------------------------------------------
Int'l Cap App
  B##............  4/30/2001   -1.02%     3.42%
------------------------------------------------------
Int'l Cap App
  C#.............  4/30/2001    3.98%     3.81%
------------------------------------------------------
Int'l Cap App
  C##............  4/30/2001    2.98%     3.81%
------------------------------------------------------
Int'l Cap App
  Y#.............  4/30/2001    5.20%     5.00%
------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

ANDREW S. OFFIT
Senior Vice President, Partner
JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Capital Appreciation Fund Class A returned 4.74%, before sales charge, for the twelve-month period ended October 31, 2005. The Fund underperformed the MSCI EAFE Index, which returned 18.59%, as well as the Lipper International Multi-Cap Growth Funds Average, which returned 17.54% for the period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's underperformance during the annual period was a result of disappointing returns for several stocks and an underweight to the surging Energy and Materials sectors. Health Care was the area of greatest underperformance, as the sharp decline in the stock price of Elan Corporation (Pharmaceuticals) cost the Fund more than three percentage points. Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-on clinical trial. The patient death and withdrawal of the drug were both tragic and totally unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan.

Stock selection in Industrials, Consumer Discretionary and Information Technology sectors also detracted from performance relative to the benchmark. Research In Motion (Technology Hardware & Equipment), EMI Group (Media) and Chi Mei Optoelectron (Technology Hardware & Equipment) were among the leading detractors from performance. Research in Motion, the maker of the popular Blackberry devices, came under pressure due to an ongoing patent litigation case with technology firm NTP.

The leading contributors to the Fund's absolute return were Japan Tobacco (Food, Beverage & Tobacco), Roche Holdings (Pharmaceuticals & Biotechnology) and Mitsubishi UFJ (Financials). In addition to these holdings, our position in Tom Tom (Technology Hardware & Equipment) benefited the Fund's performance relative to the benchmark. Mitsubishi Tokyo Financial (now Mitsubishi UFJ), the world's largest bank, is benefiting from synergies playing out from its merger with UFJ, a reduction in bad debt, and the improving Japanese economy. TomTom, Europe's largest maker of car navigation gear, saw its shares double on strong earnings and the success of its portable Go navigation system.

While our investment process is bottom-up, the Fund's sector allocations detracted from relative performance. Overweight allocations to traditional growth sectors such as Consumer Discretionary and Information Technology had a negative impact, as those areas underperformed. Energy, Materials and Utilities sectors, where we are underweight relative to the benchmark, were the best performing areas of the market. As managers of a growth Fund, however, those sectors are not traditionally areas of focus for us.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

As usual, the Fund is positioned for growth. The Fund's overweight in Consumer Discretionary, Health Care and Information Technology sectors, some of the strongest areas of growth, are a result of our bottom-up research and stock analysis. Despite the Fund's challenging relative performance during the annual period, our process has not wavered. Our focus remains on stock and sector selections that result from intense bottom-up research, diligently meeting with the management of leading global companies, and leveraging the strong research capabilities of our firm. We have strong conviction in our holdings and process and our optimistic about the Fund's positioning.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            10.2%
-------------------------------------------------------------------
Capital Goods                                               2.7
-------------------------------------------------------------------
Consumer Cyclical                                           8.0
-------------------------------------------------------------------
Consumer Staples                                            9.6
-------------------------------------------------------------------
Energy                                                      4.8
-------------------------------------------------------------------
Finance                                                    16.7
-------------------------------------------------------------------
Health Care                                                 8.9
-------------------------------------------------------------------
Services                                                   10.6
-------------------------------------------------------------------
Short-Term Investments                                     20.3
-------------------------------------------------------------------
Technology                                                 21.3
-------------------------------------------------------------------
Transportation                                              3.9
-------------------------------------------------------------------
Other Assets & Liabilities                                -17.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Brazil                                                      1.0%
-------------------------------------------------------------------
Canada                                                      7.4
-------------------------------------------------------------------
Finland                                                     1.8
-------------------------------------------------------------------
France                                                     14.4
-------------------------------------------------------------------
Germany                                                     9.6
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
Ireland                                                     0.8
-------------------------------------------------------------------
Israel                                                      1.5
-------------------------------------------------------------------
Italy                                                       1.4
-------------------------------------------------------------------
Japan                                                      20.2
-------------------------------------------------------------------
Luxembourg                                                  2.3
-------------------------------------------------------------------
Mexico                                                      2.0
-------------------------------------------------------------------
Netherlands                                                 3.6
-------------------------------------------------------------------
South Africa                                                0.9
-------------------------------------------------------------------
South Korea                                                 0.9
-------------------------------------------------------------------
Spain                                                       1.6
-------------------------------------------------------------------
Sweden                                                      2.4
-------------------------------------------------------------------
Switzerland                                                10.7
-------------------------------------------------------------------
United Kingdom                                             13.7
-------------------------------------------------------------------
Short-Term Investments                                     20.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -17.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Opportunities Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                INTERNATIONAL OPPORTUNITIES       MSCI AC WORLD FREE EX US INDEX
                                                                ---------------------------       ------------------------------
7/22/96                                                                     9450                              10000
                                                                            9469                               9668
                                                                            9507                               9724
                                                                            9658                               9966
10/96                                                                       9686                               9866
                                                                           10131                              10246
                                                                           10220                              10128
                                                                           10114                               9942
                                                                           10172                              10124
                                                                           10172                              10103
                                                                           10115                              10188
                                                                           10706                              10817
                                                                           11162                              11414
                                                                           11487                              11645
                                                                           10723                              10729
                                                                           11276                              11309
10/97                                                                      10483                              10346
                                                                           10349                              10217
                                                                           10305                              10335
                                                                           10451                              10644
                                                                           11123                              11354
                                                                           11620                              11746
                                                                           11864                              11830
                                                                           11932                              11616
                                                                           11951                              11572
                                                                           12059                              11682
                                                                           10344                              10035
                                                                           10022                               9823
10/98                                                                      10675                              10852
                                                                           11288                              11435
                                                                           11595                              11829
                                                                           11936                              11816
                                                                           11663                              11552
                                                                           12287                              12109
                                                                           12745                              12715
                                                                           12209                              12118
                                                                           12781                              12675
                                                                           13103                              12972
                                                                           13112                              13017
                                                                           13191                              13105
10/99                                                                      13630                              13593
                                                                           14440                              14136
                                                                           16131                              15485
                                                                           15273                              14644
                                                                           16308                              15040
                                                                           16225                              15606
                                                                           15378                              14735
                                                                           14782                              14358
                                                                           15335                              14969
                                                                           14873                              14378
                                                                           15083                              14556
                                                                           14327                              13749
10/00                                                                      13687                              13312
                                                                           13103                              12715
                                                                           13631                              13149
                                                                           13708                              13346
                                                                           12629                              12289
                                                                           11759                              11421
                                                                           12617                              12197
                                                                           12155                              11861
                                                                           11782                              11406
                                                                           11517                              11152
                                                                           11186                              10875
                                                                           10030                               9721
10/01                                                                      10283                               9994
                                                                           10868                              10451
                                                                           11077                              10585
                                                                           10548                              10132
                                                                           10526                              10205
                                                                           11088                              10802
                                                                           11021                              10829
                                                                           11131                              10947
                                                                           10614                              10474
                                                                            9512                               9454
                                                                            9368                               9454
                                                                            8233                               8452
10/02                                                                       8851                               8906
                                                                            9225                               9334
                                                                            8839                               9033
                                                                            8432                               8716
                                                                            8167                               8539
                                                                            7991                               8373
                                                                            8718                               9180
                                                                            9214                               9765
                                                                            9346                              10036
                                                                            9622                              10302
                                                                            9964                              10609
                                                                           10019                              10907
10/03                                                                      10647                              11613
                                                                           10867                              11866
                                                                           11621                              12772
                                                                           11754                              12978
                                                                           12041                              13308
                                                                           12107                              13390
                                                                           11765                              12974
                                                                           11854                              13004
                                                                           12151                              13298
                                                                           11578                              12911
                                                                           11578                              13014
                                                                           11931                              13433
10/04                                                                      12372                              13900
                                                                           13133                              14865
                                                                           13630                              15503
                                                                           13332                              15236
                                                                           13784                              15987
                                                                           13443                              15554
                                                                           13188                              15170
                                                                           13254                              15265
                                                                           13519                              15552
                                                                           14181                              16126
                                                                           14555                              16539
                                                                           15085                              17392
10/05                                                                      14478                              16759

    --- INTERNATIONAL OPPORTUNITIES            --- MSCI AC WORLD FREE EX U.S. INDEX
        $9,450  starting value                     $10,000 starting value
        $14,478 ending value                       $16,759 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

               INCEPTION                       SINCE
                 DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------
Int'l Opp
  A#.........  7/22/1996   17.02%    1.13%     4.70%
-----------------------------------------------------------
Int'l Opp
  A##........  7/22/1996   10.62%   -0.01%     4.07%
-----------------------------------------------------------
Int'l Opp
  B#.........  7/22/1996   16.07%    0.36%     NA*
-----------------------------------------------------------
Int'l Opp
  B##........  7/22/1996   11.07%   -0.02%     NA*
-----------------------------------------------------------
Int'l Opp
  C#.........  7/22/1996   16.08%    0.33%     3.92%
-----------------------------------------------------------
Int'l Opp
  C##........  7/22/1996   15.08%    0.33%     3.92%
-----------------------------------------------------------
Int'l Opp
  Y#.........  7/22/1996   17.52%    1.59%     5.17%
-----------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

TROND SKRAMSTAD
Senior Vice President, Partner, Director of Global Equity

NICOLAS M. CHOUMENKOVITCH                 GAVIN MA
Vice President                            Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Opportunities Fund Class A, before sales charge, posted strong absolute returns of 17.02% for the year ended October 31, 2005. The Fund outpaced the 16.8% average return for the Lipper International Core Funds peer group, but lagged the MSCI All-Country World Free ex-US Index, which returned 20.57%.

WHY DID THE FUND PERFORM THIS WAY?

Energy stocks, driven by persisting global supply demand imbalances, were the primary contributor to the Fund's absolute and relative returns during the period. The Fund held an overweight position in the sector, and benefited from the performance of specific stocks such as Talisman Energy and Petro-Canada. Stock selection in Consumer Staples also contributed to relative results, driven by the performance of Japan Tobacco. Japan Tobacco's shares rose in response to strong international tobacco results, domestic cost cutting, and attractive new drugs emerging in its pharmaceutical business.

Offsetting strength in above areas was relatively weaker stock selection in Health Care, Information Technology, and Consumer Discretionary. The Fund's holding in Irish pharmaceutical company Elan was the largest detractor from relative performance. The Fund held a position in Elan for its promising new multiple sclerosis drug, Tysabri, but Elan shares plunged in February 2005 after two patient deaths were reported. The Fund has exited its position in Elan. The Fund's holding in Deutsche Telekom also held back relative results, as the company experienced moderating growth in its wireless business.

WHAT IS THE OUTLOOK?

The Fund will continue to apply a three-pronged strategy that considers fundamental company analysis as well as the attractiveness of countries and sectors. European equities represented that largest geographical position in the Fund at the end of the period. European companies have successfully restructured their businesses and balance sheets so that corporate profitability is back to the peak levels of 2000. The macro environment has some uncertainties such as slow growth, employment trends, political turmoil, and demographic pressures, but we believe the Fund can unlock relative value in European stocks, particularly in Media and Information Technology. The outlook for the Japanese market appears promising as economic, deregulation, and structural reform trends are all positive. From a sector standpoint, the Fund ended the period overweight Health Care and Consumer Staples and underweight Financials, Industrials, and Materials.

--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Australia                                                   2.0%
-------------------------------------------------------------------
Austria                                                     0.8
-------------------------------------------------------------------
Brazil                                                      1.3
-------------------------------------------------------------------
Canada                                                      5.6
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
France                                                     11.6
-------------------------------------------------------------------
Germany                                                     3.3
-------------------------------------------------------------------
Greece                                                      0.6
-------------------------------------------------------------------
Hong Kong                                                   1.7
-------------------------------------------------------------------
Hungary                                                     0.2
-------------------------------------------------------------------
India                                                       0.7
-------------------------------------------------------------------
Ireland                                                     0.9
-------------------------------------------------------------------
Italy                                                       1.5
-------------------------------------------------------------------
Japan                                                      19.5
-------------------------------------------------------------------
Mexico                                                      0.8
-------------------------------------------------------------------
Netherlands                                                 3.7
-------------------------------------------------------------------
Russia                                                      1.9
-------------------------------------------------------------------
South Korea                                                 1.7
-------------------------------------------------------------------
Spain                                                       2.1
-------------------------------------------------------------------
Sweden                                                      0.9
-------------------------------------------------------------------
Switzerland                                                10.4
-------------------------------------------------------------------
Taiwan                                                      3.5
-------------------------------------------------------------------
United Kingdom                                             14.7
-------------------------------------------------------------------
United States                                               1.4
-------------------------------------------------------------------
Short-Term Investments                                     24.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -16.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             7.5%
-------------------------------------------------------------------
Capital Goods                                               1.7
-------------------------------------------------------------------
Consumer Cyclical                                           7.0
-------------------------------------------------------------------
Consumer Staples                                           11.7
-------------------------------------------------------------------
Energy                                                      8.7
-------------------------------------------------------------------
Finance                                                    18.8
-------------------------------------------------------------------
Health Care                                                 9.7
-------------------------------------------------------------------
Services                                                    3.8
-------------------------------------------------------------------
Technology                                                 16.7
-------------------------------------------------------------------
Transportation                                              4.1
-------------------------------------------------------------------
Utilities                                                   2.1
-------------------------------------------------------------------
Short-Term Investments                                     24.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -16.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Small Company Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/30/01 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              S&P/CITIGROUP EURO-PACIFIC EXTENDED
                                                             INTERNATIONAL SMALL CO FUND                 MARKET INDEX
                                                             ---------------------------      -----------------------------------
4/30/01                                                                  9450                                 10000
                                                                         9781                                  9952
                                                                         9205                                  9582
                                                                         9044                                  9331
                                                                         9044                                  9324
                                                                         7825                                  8117
10/01                                                                    8335                                  8459
                                                                         8901                                  8765
                                                                         8713                                  8753
                                                                         8580                                  8532
                                                                         8561                                  8699
                                                                         8968                                  9265
                                                                         9346                                  9459
                                                                         9619                                  9800
                                                                         9506                                  9460
                                                                         8920                                  8645
                                                                         8713                                  8573
                                                                         7833                                  7778
10/02                                                                    7909                                  7921
                                                                         8155                                  8215
                                                                         8331                                  8081
                                                                         8142                                  7877
                                                                         8123                                  7741
                                                                         8094                                  7691
                                                                         9098                                  8457
                                                                         9827                                  9166
                                                                         9960                                  9477
                                                                        10357                                  9799
                                                                        10869                                 10243
                                                                        11570                                 10727
10/03                                                                   12242                                 11488
                                                                        12323                                 11657
                                                                        12886                                 12358
                                                                        13211                                 12824
                                                                        13555                                 13223
                                                                        14022                                 13567
                                                                        13758                                 13220
                                                                        13454                                 13223
                                                                        13850                                 13688
                                                                        13109                                 13139
                                                                        12997                                 13243
                                                                        13179                                 13638
10/04                                                                   13635                                 14063
                                                                        14382                                 15163
                                                                        14973                                 15914
                                                                        15337                                 16138
                                                                        15747                                 16870
                                                                        15292                                 16518
                                                                        14802                                 16041
                                                                        14916                                 16118
                                                                        15291                                 16424
                                                                        15904                                 17019
                                                                        16222                                 17507
                                                                        16631                                 18167
10/05                                                                   16210                                 17637

    --- INTERNATIONAL SMALL CO FUND            --- S&P/CITIGROUP EURO-PACIFIC
        $9,450  starting value                     EXTENDED MARKET INDEX
        $16,210 ending value                       $10,000 starting value
                                                   $17,637 ending value

S&P/CITIGROUP EURO-PACIFIC EXTENDED MARKET INDEX is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

EDWARD L. MAKIN
Vice President

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                    INCEPTION              SINCE
                      DATE      1 YEAR   INCEPTION
-------------------------------------------------------
Int'l Small Co A#   4/30/2001   18.90%    12.71%
-------------------------------------------------------
Int'l Small Co A##  4/30/2001   12.38%    11.31%
-------------------------------------------------------
Int'l Small Co B#   4/30/2001   17.96%    12.09%
-------------------------------------------------------
Int'l Small Co B##  4/30/2001   12.96%    11.79%
-------------------------------------------------------
Int'l Small Co C#   4/30/2001   17.96%    11.89%
-------------------------------------------------------
Int'l Small Co C##  4/30/2001   16.96%    11.89%
-------------------------------------------------------
Int'l Small Co Y#   4/30/2001   19.40%    13.20%
-------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Small Company Fund Class A, before sales charge, returned 18.90%, for the twelve-month period ended October 31, 2005. The Fund underperformed both the 25.41% return of the benchmark, the S&P/Citigroup Euro Pacific EMI Index, and the 21.59% return for the Lipper International Small/ Mid Cap Core average during the twelve-month period.

WHY DID THE FUND PERFORM THIS WAY?

During the twelve-month period, international small cap equity markets advanced, with small cap stocks outperforming large cap stocks. All ten sectors within the benchmark advanced during the period, led by Energy, Financials and Industrials. Consumer Discretionary posted more modest gains.

Though absolute returns remain strong, relative returns continue to be challenged by our contrarian, bottom-up approach within this momentum-driven market environment. It is consistent with our investment style to exhibit stronger relative returns in more "rational" markets where solid company fundamentals are rewarded. In momentum-driven markets such as the current one, our style tends to lag the benchmark because our fundamental analysis will direct us away from holding many "high flyers" that have valuations beyond what we believe earnings growth can justify in the long run. Our approach will lead to a more defensive posture in such markets, which is where we find ourselves today.

The top contributors to performance during the period were Alstrom (France), Daewoo Securities (Korea), and Industrial Bank of Korea (Korea). Alstrom benefited from its recent restructuring efforts and additional contracts for its construction infrastructure services. Also contributing to the Funds performance was Daewoo Securities, a financial services company, which benefited from regulatory changes in the South Korean investment industry, and Industrial Bank of Korea, whose shares gained as the Korean retail bank grew profits through increased lending amid the recovering Korean economy.

Another positive contributor to performance during the twelve-months ended October 31, 2005 was the Fund's foreign currency hedging strategy. In particular, our hedging of exposure to Euros and Pound Sterling added to relative performance. We ended the period with approximately 10% of the Fund hedged.

Stock selection relative to the benchmark was weakest within the Information Technology and Consumer Discretionary sectors and more specifically, the Software and Services and Media industries. Software and services stocks Obic, a Japanese technology services company, and SurfControl, a British internet security company, were two of the largest detractors from relative performance. Media stocks M6-Metropole TV (France), Wolters Kluwer (Netherlands) and GCAP Media (United Kingdom), also detracted. The stock that detracted the most from performance on an absolute and relative basis was Sorin, an Italian manufacturer of medical products.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

The international small cap asset class has had tremendous performance over the past three years, posting average returns in excess of 35% per annum. To use a baseball analogy, we have felt for some time (and continue to believe) that several areas within the international small cap space have been in the late innings of an overextended rally. In fact, it feels more and more like we are in the extra innings! The majority of our holdings are companies that have lagged the market of late but which we feel are poised for strong performance going forward. Put another way, we feel as though international small cap equities are relatively expensive, and that the vast majority of the Fund consists of relatively cheap, solid growth companies that should thrive despite a slowing global economic environment. We have conviction in our process and believe that our contrarian view should outperform the benchmark and many of our peers in the long run.

We are disappointed by our relative performance for the reasons outlined above. As we head out of this momentum-driven environment and into a different "ballgame" where quality companies are rewarded for earnings growth and solid cash flow, we believe our contrarian approach will have a favorable impact on relative performance. We are enthusiastic about the Fund's holdings, our approach, and team.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            13.4%
-------------------------------------------------------------------
Capital Goods                                               8.2
-------------------------------------------------------------------
Consumer Cyclical                                          10.0
-------------------------------------------------------------------
Consumer Staples                                            5.5
-------------------------------------------------------------------
Energy                                                      2.7
-------------------------------------------------------------------
Finance                                                    16.9
-------------------------------------------------------------------
Health Care                                                11.8
-------------------------------------------------------------------
Services                                                   14.5
-------------------------------------------------------------------
Technology                                                  9.4
-------------------------------------------------------------------
Transportation                                              2.6
-------------------------------------------------------------------
Utilities                                                   1.0
-------------------------------------------------------------------
Short-Term Investments                                     22.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -18.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                       PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                              NET ASSETS
--------------------------------------------------------------------
Australia                                                    4.9%
--------------------------------------------------------------------
Brazil                                                       1.0
--------------------------------------------------------------------
China                                                        1.7
--------------------------------------------------------------------
Denmark                                                      1.8
--------------------------------------------------------------------
Finland                                                      0.9
--------------------------------------------------------------------
France                                                       8.1
--------------------------------------------------------------------
Germany                                                      5.9
--------------------------------------------------------------------
Greece                                                       1.0
--------------------------------------------------------------------
Hong Kong                                                    0.0
--------------------------------------------------------------------
India                                                        0.7
--------------------------------------------------------------------
Italy                                                        4.3
--------------------------------------------------------------------
Japan                                                       28.0
--------------------------------------------------------------------
Liechtenstein                                                0.6
--------------------------------------------------------------------
Malaysia                                                     1.9
--------------------------------------------------------------------
Netherlands                                                  4.0
--------------------------------------------------------------------
South Africa                                                 1.3
--------------------------------------------------------------------
South Korea                                                  0.7
--------------------------------------------------------------------
Sweden                                                       2.1
--------------------------------------------------------------------
Switzerland                                                  3.7
--------------------------------------------------------------------
Thailand                                                     1.6
--------------------------------------------------------------------
United Kingdom                                              21.8
--------------------------------------------------------------------
Short-Term Investments                                      22.3
--------------------------------------------------------------------
Other Assets & Liabilities                                 -18.3
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

The Hartford MidCap Fund*

(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM GROWTH OF CAPITAL.


PERFORMANCE OVERVIEW(3) 12/31/97 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                        MIDCAP FUND                   S & P MIDCAP 400 INDEX
                                                                        -----------                   ----------------------
12/31/97                                                                    9450                              10000
                                                                            9148                               9810
                                                                            9980                              10622
                                                                           10453                              11101
                                                                           10680                              11303
                                                                           10302                              10795
                                                                           10860                              10863
                                                                           10680                              10442
                                                                            8590                               8500
                                                                            9120                               9293
10/98                                                                       9877                              10123
                                                                           10492                              10628
                                                                           11637                              11911
                                                                           11921                              11448
                                                                           11391                              10849
                                                                           12356                              11152
                                                                           13293                              12031
                                                                           13454                              12084
                                                                           14375                              12731
                                                                           13969                              12460
                                                                           13770                              12033
                                                                           13467                              11662
10/99                                                                      14254                              12257
                                                                           15011                              12900
                                                                           17478                              13666
                                                                           17429                              13281
                                                                           20152                              14210
                                                                           21381                              15399
                                                                           20103                              14861
                                                                           19051                              14676
                                                                           20956                              14892
                                                                           21130                              15127
                                                                           23379                              16815
                                                                           23084                              16701
10/00                                                                      22809                              16134
                                                                           20264                              14917
                                                                           21824                              16058
                                                                           22136                              16416
                                                                           20866                              15480
                                                                           19104                              14330
                                                                           20898                              15911
                                                                           21243                              16282
                                                                           21165                              16217
                                                                           20707                              15975
                                                                           19726                              15453
                                                                           17373                              13531
10/01                                                                      18488                              14130
                                                                           19995                              15182
                                                                           20808                              15965
                                                                           20430                              15883
                                                                           20552                              15902
                                                                           21691                              17039
                                                                           21411                              16960
                                                                           21522                              16674
                                                                           20173                              15453
                                                                           18065                              13954
                                                                           17976                              14025
                                                                           16448                              12895
10/02                                                                      17297                              13453
                                                                           18871                              14232
                                                                           17688                              13647
                                                                           17442                              13249
                                                                           17285                              12933
                                                                           17420                              13042
                                                                           18838                              13989
                                                                           20400                              15149
                                                                           20522                              15342
                                                                           20701                              15886
                                                                           21649                              16607
                                                                           21192                              16353
10/03                                                                      22966                              17589
                                                                           23390                              18202
                                                                           24027                              18509
                                                                           24575                              18910
                                                                           24798                              19364
                                                                           24664                              19446
                                                                           23983                              18808
                                                                           24307                              19198
                                                                           24876                              19635
                                                                           23660                              18719
                                                                           23615                              18670
                                                                           24708                              19223
10/04                                                                      25232                              19530
                                                                           26763                              20693
                                                                           27858                              21560
                                                                           27345                              21010
                                                                           28018                              21714
                                                                           27609                              21474
                                                                           26662                              20639
                                                                           28190                              21882
                                                                           29205                              22390
                                                                           30446                              23566
                                                                           29956                              23303
                                                                           30468                              23482
10/05                                                                      29990                              22978

    --- MIDCAP FUND                            --- S & P MIDCAP 400 INDEX
        $9,450  starting value                     $10,000 starting value
        $29,990 ending value                       $22,978 ending value

S&P MIDCAP 400 INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

PHILLIP H. PERELMUTER
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

                INCEPTION                       SINCE
                  DATE      1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
MidCap A#       12/31/1997  18.85%   5.62%     15.85%
------------------------------------------------------------
MidCap A##      12/31/1997  12.29%   4.44%     15.02%
------------------------------------------------------------
MidCap B#       12/31/1997  17.92%   4.85%     15.02%
------------------------------------------------------------
MidCap B##      12/31/1997  12.92%   4.51%     15.02%
------------------------------------------------------------
MidCap C#       12/31/1997  18.07%   4.92%     15.08%
------------------------------------------------------------
MidCap C##      12/31/1997  17.07%   4.92%     15.08%
------------------------------------------------------------
MidCap Y#       12/31/1997  19.40%   6.16%     16.41%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

  * The Hartford MidCap Fund was closed to new investors as of the end of the day July 31, 2003. Investors who already own shares of the Fund, and those with access to the Fund through wrap programs in connection with certain investment platforms, may purchase additional shares thereafter.

    The fund will continue to offer and sell share: (1) through ACH and other similar systematic investment facilities to investors who establish plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that included (or offered) the fund as an investment option prior to August 16, 2004.

    The fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the fund's distributor for commissions paid in connection with past sales.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford MidCap Fund Class A, before sales charge, returned 18.85% for the twelve-month period ended October 31, 2005, outperforming the S&P Mid Cap 400 Index return of 17.65% and the Lipper Mid-Cap Core Average return of 14.91%.

WHY DID THE FUND PERFORM THIS WAY?

The twelve months ended October 31, 2005 were subject to significant volatility. 2004 ended on a positive note as markets rallied during the traditionally strong fourth quarter. Rising oil prices, the Federal Reserve's ongoing interest rate increases, and inflation concerns began to take their toll during the first part of 2005, and investors pushed stocks lower through April. Markets reversed course over the summer as corporate earnings strength continued despite rising interest rates and input costs. The fiscal year closed on a weak note, as markets fell in October.

Positive contribution to Fund performance came from an overweight to the Energy sector as well as favorable stock selection within Energy and Industrials. Continued growth in global demand for energy, as well as limited capacity to increase supply, helped energy markets reach new highs. Chesapeake Energy and EOG Resources rose sharply in concert with a hurricane-induced, extended spike in the price of natural gas. Other strong performing energy names include refiner Premor, uranium producer Cameco, and Valero Energy. Noteworthy performers within the Industrials sector included cockpit controls manufacturer Rockwell Collins, and engine components maker Precision Castparts, which rose in conjunction with improving trends for the aerospace industry.

Negative contribution to Fund performance came mostly from stock selection in the Health Care sector. Within Health Care, several biotechnology stocks detracted from relative performance, including Elan, Millennium Pharmaceuticals and OSI Pharmaceuticals. Elan, the largest twelve-month detractor from relative performance, suffered a steep decline after its much-heralded multiple sclerosis drug Tysabri was associated with patient deaths. Millennium Pharmaceuticals also fell as it reported sluggish Velcade sales and was threatened by a newer, competitive drug for the treatment of multiple myeloma.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

Economic activity has shown signs of reviving, notably outside of the US. The marked increase in global energy prices in the aftermath of the destructive US hurricane season raises questions about the sustainability of this upswing near term. Consumers in the US have been especially hard hit, as they face a marked increase in short-term interest rates in addition to high energy prices.

As of the end of the period, the Fund was overweight the Consumer Discretionary, Energy, Health Care and Telecommunication Services sectors and underweight the Utilities, Consumer Staples and Financials sectors.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
                                                       NET ASSETS
INDUSTRY                                              -------------
-------------------------------------------------------------------
Basic Materials                                             3.8%
-------------------------------------------------------------------
Consumer Cyclical                                          17.5
-------------------------------------------------------------------
Energy                                                      8.3
-------------------------------------------------------------------
Finance                                                    17.8
-------------------------------------------------------------------
Health Care                                                11.5
-------------------------------------------------------------------
Services                                                   16.2
-------------------------------------------------------------------
Technology                                                 17.4
-------------------------------------------------------------------
Transportation                                              0.8
-------------------------------------------------------------------
Utilities                                                   4.1
-------------------------------------------------------------------
Short-Term Investments                                     12.8
-------------------------------------------------------------------
Other Assets & Liabilities                                -10.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford MidCap Value Fund*
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/30/01 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     MIDCAP VALUE FUND               RUSSELL 2500 VALUE INDEX
                                                                     -----------------               ------------------------
4/30/01                                                                     9450                              10000
                                                                            9507                              10307
                                                                            9535                              10406
                                                                            9375                              10336
                                                                            9092                              10247
                                                                            7816                               9110
10/01                                                                       8015                               9305
                                                                            8686                              10021
                                                                            9385                              10592
                                                                            9422                              10689
                                                                            9593                              10822
                                                                           10123                              11492
                                                                           10123                              11689
                                                                            9943                              11497
                                                                            9414                              11091
                                                                            8431                               9808
                                                                            8422                               9861
                                                                            7524                               9054
10/02                                                                       7883                               9184
                                                                            8526                               9853
                                                                            8119                               9546
                                                                            7940                               9258
                                                                            7760                               9030
                                                                            7713                               9092
                                                                            8431                               9916
                                                                            9215                              10833
                                                                            9319                              11027
                                                                            9631                              11506
                                                                           10075                              11968
                                                                           10028                              11883
10/03                                                                      10699                              12791
                                                                           11077                              13313
                                                                           11568                              13836
                                                                           11748                              14285
                                                                           11993                              14575
                                                                           11964                              14691
                                                                           11540                              13921
                                                                           11757                              14201
                                                                           12229                              14765
                                                                           11700                              14170
                                                                           11501                              14348
                                                                           11917                              14802
10/04                                                                      12182                              15070
                                                                           12865                              16303
                                                                           13366                              16821
                                                                           12866                              16279
                                                                           13406                              16686
                                                                           13233                              16463
                                                                           12570                              15847
                                                                           13234                              16726
                                                                           13540                              17339
                                                                           14142                              18268
                                                                           14111                              17936
                                                                           14039                              17955
10/05                                                                      13559                              17426

    --- MIDCAP VALUE FUND                      --- RUSSELL 2500 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $13,559 ending value                       $17,426 ending value

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

JAMES N. MORDY
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                  INCEPTION              SINCE
                    DATE      1 YEAR   INCEPTION
-----------------------------------------------------
MidCap Value A#   4/30/2001   11.31%     8.33%
-----------------------------------------------------
MidCap Value A##  4/30/2001    5.19%     6.99%
-----------------------------------------------------
MidCap Value B#   4/30/2001   10.40%     7.57%
-----------------------------------------------------
MidCap Value B##  4/30/2001    5.40%     7.23%
-----------------------------------------------------
MidCap Value C#   4/30/2001   10.40%     7.57%
-----------------------------------------------------
MidCap Value C##  4/30/2001    9.40%     7.57%
-----------------------------------------------------
MidCap Value Y#   4/30/2001   11.76%     8.84%
-----------------------------------------------------

 # Without sales charge
## With sales charge
 * As of August 16, 2004, the fund no longer offers Class A, B and C shares except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends.

  The fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the fund's distributor for commissions paid in connection with past sales.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford MidCap Value Fund Class A, before sales charge, returned 11.31% trailing both the Russell 2500 Value Index return of 15.65% and the Lipper Mid Cap Value peer group return of 14.51%.

WHY DID THE FUND PERFORM THIS WAY?

During the period, U.S. equities posted positive returns supporting the Fund's positive, absolute return. Mid and small cap stocks outperformed larger cap stocks during the period. Value stocks continued to outperform growth during the period, driven by the relative strength of sectors like Energy, Consumer Staples and Utilities.

The Fund's underperformance relative to the benchmark was due primarily to weak stock selection within Materials, Industrials, Information Technology and Consumer Discretionary.

Within Materials, Smurfit-Stone Container was a significant detractor from performance on absolute basis. The company's earnings came under pressure as a result of a larger than expected downtime to address inventories. Additionally, fiber costs were abnormally high due to wet weather which impeded collection. Market conditions have demonstrated seasonal improvement and with capacity balanced, price improvement should be forthcoming. Within Industrials, GrafTech International was the largest detractor on an absolute basis. The company's attempts to raise pricing appear to have cost them market share for 2005 but we believe their further attempts to raise prices in 2006 will be more successful. We owned both stocks at the end of the period.

Our overweight position within Information Technology reflected our desire to buy into weakness in semiconductor and semiconductor capital equipment stocks. The stocks declined much more than we anticipated during the first half of the fiscal year as excess inventories were wrung out of the industry, but we held on, and since April the stocks have outperformed. Among our detractors in this group was Teradyne, which suffered from a number of secular headwinds. They are taking aggressive actions to reduce their cost structure and we believe that the recent rebound in their order levels is encouraging. We held onto the position at the end of the period. Other significant detractors within Information Technology included technology hardware and equipment companies Vishay Intertechnology, SeaGate Technology and Tektronix. SeaGate sold off when Apple Computer announced that they were replacing the disk drives in their low end music player with semiconductor memory. While this has clearly had a negative impact on near term prospects, we think there are enough other growing consumer applications for disk drives to support reasonably healthy growth for the drive industry. All of these stocks were held in the portfolio at the end of the period.

--------------------------------------------------------------------------------

Consumer Discretionary stocks lagged during the period due to a combination of higher energy prices and rising interest rates that have squeezed U.S. middle income households. Foot Locker, our largest detractor within the sector, declined on weakness in European sales. Other detractors included CBRL Group, Rent-A-Center and Ruby Tuesday. We eliminated Rent-A-Center, as management has no apparent strategy to reinvigorate sales and economic pressures continue to mount on their low-income customers.

Partially offsetting the Fund's under performance was strong stock selection within Energy, Financials, Utilities, Consumer Staples, and Health Care. On an absolute basis, among the top contributors to returns were: Coventry Health Care (Health Care), which continues to demonstrate strong fundamentals, CB Richard Ellis Group (Financials), which gives us some exposure to an upturn in the commercial real estate cycle at a more reasonable valuation than the office REITs (Real Estate Investment Trusts), and Barr Pharmaceuticals (Health Care), which advanced on favorable product developments. All stocks were held as of the end of the period.

WHAT IS THE OUTLOOK?

Throughout this year our largest overweight has been in the consumer discretionary sector. We felt that a resilient consumer remained in better financial health than was generally perceived, and that the macro pressures were obvious enough that they were largely discounted in the stock market, creating some relatively attractive values in groups like retail, restaurants, media and even automotive suppliers. However, gasoline prices spiking to over $3 at the pump were a real shock to many consumers. Measures of consumer confidence have dropped significantly and inflation expectations have risen. While retail sales have thus far held up better than we would have thought, and gasoline prices have receded about 20% from peak levels, we have not yet felt the impact of higher heating bills this winter, further Fed rate increases, new rules requiring increased minimum monthly credit card payments, and a housing market that we believe appears to be cooling off. For now we believe there is more bad news to come which hasn't yet been fully recognized and we are trying to reduce our exposure to retail stocks at the margin. We continue to take profits in the energy sector. As we are already roughly double the Index weight in health care, and don't see much value in most utilities, consumer staples and REITs, we have looked to the industrial sector for several recent purchases.

At the end of the period, relative to the index, the Fund was overweight Consumer Discretionary, Industrials, Health Care, Information Technology, Materials, and Energy. The Fund was underweight Financials, Utilities and Telecommunication Services and equal-weight Consumer Staples.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            13.5%
-------------------------------------------------------------------
Capital Goods                                               5.3
-------------------------------------------------------------------
Consumer Cyclical                                          14.0
-------------------------------------------------------------------
Consumer Staples                                            3.6
-------------------------------------------------------------------
Energy                                                      3.1
-------------------------------------------------------------------
Finance                                                    21.1
-------------------------------------------------------------------
Health Care                                                 7.5
-------------------------------------------------------------------
Services                                                    5.7
-------------------------------------------------------------------
Technology                                                 18.4
-------------------------------------------------------------------
Transportation                                              2.9
-------------------------------------------------------------------
Utilities                                                   4.2
-------------------------------------------------------------------
Short-Term Investments                                      3.1
-------------------------------------------------------------------
Other Assets & Liabilities                                 -2.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Retirement Income Fund
(sub-advised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS CURRENT INCOME AND SECONDARILY, CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 9/30/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                 RETIREMENT INCOME FUND           S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 ----------------------           -------------           --------------------
9/30/05                                                   9450                        10000                       10000
10/05                                                     9336                         9833                        9921

    --- RETIREMENT INCOME FUND    -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450 starting value         BOND INDEX                         $10,000 starting value
        $9,336 ending value           $10,000 starting value             $9,833 ending value
                                      $9,921 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                         INCEPTION     SINCE
                           DATE      INCEPTION
---------------------------------------------------
Retirement Income A#     9/30/2005    -1.22%
---------------------------------------------------
Retirement Income A##    9/30/2005    -6.64%
---------------------------------------------------
Retirement Income B#     9/30/2005    -1.29%
---------------------------------------------------
Retirement Income B##    9/30/2005    -6.22%
---------------------------------------------------
Retirement Income C#     9/30/2005    -1.29%
---------------------------------------------------
Retirement Income C##    9/30/2005    -2.28%
---------------------------------------------------
Retirement Income Y#     9/30/2005    -1.30%
---------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Retirement Income Fund faced challenging conditions in its first month and Class A shares, before sales charge, returned -1.22%. In October of 2005, the financial markets struggled and most major indices finished the month with a loss. Rising interest rates and inflation worries sent the broad fixed income markets down, declining 0.79% as measured by the Lehman Brothers Aggregate Bond Index. Despite generally solid earnings reports, equities similarly declined. The S&P 500 Index, a common benchmark for U.S. equities, lost 1.67% for the month. The appreciating dollar contributed to an even greater drop by foreign equities. The MSCI EAFE Index lost 2.91% for the month.

WHY DID THE FUND PERFORM THIS WAY?

The fixed income component of the Fund is structured around six fixed income indices. Over the one month since the Fund's inception, the Credit Suisse First Boston (CSFB) Leveraged Loan Index was the top performer (up 0.32%), followed by the Merrill Lynch 3-Month U.S. Treasury Bill Index (up 0.26%), the Lehman Brothers 1-3 Year Government Index (down 0.03%), the Lehman Brothers High Yield Index (down 0.70%), the Lehman Aggregate Bond Index (down 0.79%), and finally the Lehman U.S. TIPS Index (down 1.28%). During the month, the Fund's exposure to the bank loan asset class was one of the greatest contributors to performance relative to the benchmark. The exposure to money market instruments and short-term bonds also contributed to excess return. However, the allocation to Treasury Inflation-Protected securities detracted from performance. To increase the likelihood that it will be able to maintain value and provide income over an extended period of time (potentially one or more decades), the Fund has a modest allocation to equities. This equity component of the Fund is structured around five equity indices. For the month, all five indices declined. The S&P 500/Barra Growth Index (down 1.58%) was the best performer, followed by the S&P 500/Barra Value Index (down 1.75%), the S&P Midcap 400 Index (down 2.15%), the MSCI EAFE Index (down 2.91%), and finally the Russell 2000 Index (down 3.10%). Midcap and foreign equities were included in the portfolio due to their diversification benefits and their potential for greater long-term return. However, this month these more volatile styles were out of favor and therefore their exposure detracted from the Fund's performance.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. While it may still be too early to tell fully what effect the storms will have on the national economy, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from another increase in the Federal Funds Target Rate by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. We will be monitoring the growth of the economy and the condition of the financial markets. While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocations according to our outlook and the Fund's objective to provide income for retirees.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 1.3%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   3.9
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        3.9
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               0.9
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           2.6
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       6.5
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   1.3
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          1.3
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         1.3
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                         1.3
-------------------------------------------------------------------
Hartford Select Midcap Growth, Class Y                      1.3
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       7.8
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    9.0
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                0.9
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  2.6
-------------------------------------------------------------------
Other Assets and Liabilities                               54.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Select MidCap Growth Fund

(subadvised by: Chartwell Investment Partners, L.P.
      Goldman Sachs Asset Management, L.P.
      Northern Capital Management, LLC)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 1/1/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 SELECT MIDCAP GROWTH FUND         RUSSELL MIDCAP GROWTH INDEX
                                                                 -------------------------         ---------------------------
1/1/05                                                                      9450                              10000
1/05                                                                        9168                               9732
2/05                                                                        9272                               9978
3/05                                                                        9150                               9833
4/05                                                                        8718                               9443
5/05                                                                        9168                               9984
6/05                                                                        9290                              10170
7/05                                                                        9779                              10763
8/05                                                                        9732                              10698
9/05                                                                        9827                              10836
10/05                                                                       9521                              10517

    --- SELECT MIDCAP GROWTH FUND              --- RUSSELL MIDCAP GROWTH INDEX
        $9,450 starting value                      $10,000 starting value
        $9,521 ending value                        $10,517  ending value

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                       INCEPTION     SINCE
                         DATE      INCEPTION
-------------------------------------------------
Select MidCap Gro A#    1/1/2005      0.80%
-------------------------------------------------
Select MidCap Gro A##   1/1/2005     -4.79%
-------------------------------------------------
Select MidCap Gro B#    1/1/2005      0.20%
-------------------------------------------------
Select MidCap Gro B##   1/1/2005     -4.80%
-------------------------------------------------
Select MidCap Gro C#    1/1/2005      0.20%
-------------------------------------------------
Select MidCap Gro C##   1/1/2005     -0.80%
-------------------------------------------------
Select MidCap Gro Y#    1/1/2005      1.09%
-------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

CHARTWELL INVESTMENT PARTNERS, L.P.   GOLDMAN SACHS ASSET MANAGEMENT, L.P.           NORTHERN CAPITAL MANAGEMENT, LLC
                                      Herbert E. Ehlers,
Edward N. Antoian,                    Managing Director and Chief Investment         Daniel T. Murphy,
Senior Portfolio Manager              Officer                                        President and Chief Investment Officer
                                      David G. Shell,                                Brian A. Hellmer,
Mark J. Cunneen,                      Managing Director and Chief Investment         Senior Vice President and Director of
Senior Portfolio Manager              Officer                                        Research
                                      Steven M. Barry,
                                      Managing Director and Chief Investment
                                      Officer
                                      Gregory H. Ekizian,
                                      Managing Director and Chief Investment
                                      Officer

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Select MidCap Growth Fund Class A, before sales charge, returned 0.80% for the period of January 1, 2005 through October 31, 2005. The Fund underperformed the Russell Mid-Cap Growth Index, which returned 5.18% for the same period and the Lipper MidCap Growth peer Average, which returned 3.64%.

WHY DID THE FUND PERFORM THIS WAY?

For the period January 1, 2005, to October 31, 2005, mid cap stocks outperformed both large and small caps as measured by the Russell benchmark categories and value stocks outperformed growth. The best performing sectors within the index were Energy, Utilities and Healthcare. Consumer Staples, Technology and Consumer Services trailed significantly.

Overall, Healthcare was the largest detractor to relative performance. In particular, Biogen Idec, Inc., Eyetech Pharmaceuticals, OSI Pharmaceuticals, and Kinetic Concepts performed poorly. Shares of Biogen-Idec tumbled earlier this year. Shares of Eyetech fell earlier in the year after a competitor released impressive data on a new drug that will rival Eyetech's. In the third quarter, Eyetech's shares rallied after OSI Pharmaceuticals announced plans to acquire the company. Investors did not react well to OSI's action and the stock pulled back, hurting performance. We believe OSI's drug Tarceva has a lot of promise and could dominate the market in non-small-cell lung cancer and pancreatic cancer. As a result, we continue to hold the stock. On the positive Healthcare side, strong stock selection in Caremark, Omnicare, Covance and Invitrogen helped relative fund performance.

--------------------------------------------------------------------------------

Within Energy, increased global demand and rising commodity prices drove strong performance in this group. Our holdings in McDermott International, and National Oilwell Varco, and Chesapeake Energy contributed positively to performance. However, the stock selection in Energy was offset by our underweighting in this sector leading to overall underperformance compared to the benchmark. Within the Consumer Services sector, weakness was concentrated in a small number of stocks including First Marblehead and PETCO Animal Supplies. Both companies experienced surprising weakness and deteriorating fundamentals during the period, which led to a lack of investor confidence in their future growth and earnings outlook.
On a more positive note, we held a number of strong performing stocks and remain encouraged about our positioning. Both SanDisk and Celgene gained over 100% during the period. SanDisk is a leading supplier of flash data storage and benefited by the introduction of the iPod nano while Celgene rose based on positive drug pipeline developments. Cameco, a leading uranium producer, gained over 40%. The company is uniquely positioned to benefit as consumers look for alternative energy sources.

WHAT IS THE OUTLOOK?

We continue to believe that many of the Fund's holdings are trading at a discount to the intrinsic value of the business. While we are disappointed with the Fund's performance, we believe that the comparative opportunity within our asset class, however, remains considerable. Mid-cap growth stocks have lagged value stocks significantly in the last several years. We expect that the market leadership is in the process of shifting to the more traditional growth sectors. Despite our style being out of favor, we believe that the Fund is well-positioned to take advantage of this opportunity.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             3.6%
-------------------------------------------------------------------
Capital Goods                                               5.1
-------------------------------------------------------------------
Consumer Cyclical                                          11.2
-------------------------------------------------------------------
Consumer Staples                                            1.3
-------------------------------------------------------------------
Energy                                                      4.2
-------------------------------------------------------------------
Finance                                                     5.5
-------------------------------------------------------------------
Health Care                                                15.0
-------------------------------------------------------------------
Services                                                   20.5
-------------------------------------------------------------------
Technology                                                 26.6
-------------------------------------------------------------------
Transportation                                              3.2
-------------------------------------------------------------------
Utilities                                                   0.3
-------------------------------------------------------------------
Short-Term Investments                                      3.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Select MidCap Value Fund

(subadvised by: Artisan Partners Limited Partnership
                Cramer Rosenthal McGlynn, LLC
                Sterling Capital Management, LLC)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/29/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  SELECT MIDCAP VALUE FUND          RUSSELL MIDCAP VALUE INDEX
                                                                  ------------------------          --------------------------
4/29/05                                                                     9450                              10000
5/05                                                                        9847                              10413
6/05                                                                       10073                              10754
7/05                                                                       10451                              11266
8/05                                                                       10423                              11178
9/05                                                                       10518                              11330
10/05                                                                      10198                              10983

    --- SELECT MIDCAP VALUE FUND               --- RUSSELL MIDCAP VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $10,198 ending value                       $10,983 ending value

RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rate. These stocks are also members of the Russell 1000 Value Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                       INCEPTION     SINCE
                         DATE      INCEPTION
-------------------------------------------------
Select MidCap Val A#   4/29/2005      7.90%
-------------------------------------------------
Select MidCap Val A##  4/29/2005      1.98%
-------------------------------------------------
Select MidCap Val B#   4/29/2005      7.50%
-------------------------------------------------
Select MidCap Val B##  4/29/2005      2.50%
-------------------------------------------------
Select MidCap Val C#   4/29/2005      7.50%
-------------------------------------------------
Select MidCap Val C##  4/29/2005      6.50%
-------------------------------------------------
Select MidCap Val Y#   4/29/2005      8.10%
-------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

ARTISAN PARTNERS LIMITED PARTNERSHIP   CRAMER ROSENTHAL MCGLYNN, LLC                   STERLING CAPITAL MANAGEMENT, LLC
James C. Kieffer,                      Jay B. Abramson,                                Eduardo Brea,
Managing Director                      President, Chief Investment Officer and         Managing Director, Equity Portfolio Manager
                                       Equity Portfolio Manager
Scott C. Satterwhite,                                                                  Brian Walton,
Managing Director                      Robert Rewey III, CFA,                          Managing Director, Equity Portfolio Manager
                                       Vice President, Equity Portfolio Manager and
                                       Senior Research Analyst                         Patrick Rau,
                                                                                       Director and Principal, Equity Portfolio
                                                                                       Manager
                                                                                       Timothy Beyer,
                                                                                       Director and Principal, Equity Portfolio
                                                                                       Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Select MidCap Value Fund Class A, before sales charge, returned 7.90% for the period April 29, 2005 through October 31, 2005. The Russell Mid-Cap Value Index returned 9.83% during the same period and the Lipper MidCap Core Average, which returned 10.04%.

WHY DID THE FUND PERFORM THIS WAY?

For the period April 29, 2005, to October 31, 2005, mid cap stocks outperformed large and underperformed small caps as measured by the Russell benchmark categories. In addition, mid cap growth stocks outperformed mid cap value. The best performing sectors within the index were Energy, Health Care and Technology. Materials and Consumer Discretionary, while posting positive results, were the laggards.

The Financial Services sector was our top contributor to performance. In particular, AON and E*Trade performed well. AON increased on the heels of strong reported earnings. E*Trade shares surged as the company announced the purchase of two companies, Harrisdirect and Browne & Co. E*Trade should realize financial synergies from these market consolidating acquisitions. Strong stock selection in Health Care sector also helped the Fund. King Pharmaceuticals shares appreciated as high inventories began to stabilize, allowing sales to more closely track prescriptions and earnings to exceed expectations. Omnicare gained as the company

--------------------------------------------------------------------------------

reached a definitive agreement to acquire, NeighborCare, the second largest specialty pharmaceuticals distributor.

Negative contributions to performance came from the Consumer Discretionary and Information Technology sectors. Within Consumer Discretionary, the large detractors were Foot Locker and Leggett and Platt. Despite strong performance from their U.S. stores, shares of Foot Locker fell as the company posted poor sales results from its European division, due to the soft economy and competitive pricing environment. Leggett & Platt, a manufacturer of metal components for the furniture and automotive industries, declined due to weak unit growth and increases in raw materials which led to reduced earnings expectations. Shares of Lexmark International, a leading manufacturer of computer printers and cartridges, dropped during the period as a result of a reduction in its earnings outlook.

WHAT IS THE OUTLOOK

Looking forward, interest rates and energy prices continue to rise, potentially weighing on the consumer and overall economy. We expect Energy and Utilities to reverse some of their market outperformance in the coming fiscal year. We remain focused on finding companies in which positive dynamics are not currently being properly appraised by the markets.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.7%
-------------------------------------------------------------------
Capital Goods                                               3.5
-------------------------------------------------------------------
Consumer Cyclical                                          14.5
-------------------------------------------------------------------
Consumer Staples                                            0.9
-------------------------------------------------------------------
Energy                                                      6.0
-------------------------------------------------------------------
Finance                                                    25.7
-------------------------------------------------------------------
Health Care                                                 4.3
-------------------------------------------------------------------
Services                                                   14.6
-------------------------------------------------------------------
Technology                                                 10.9
-------------------------------------------------------------------
Transportation                                              3.6
-------------------------------------------------------------------
Utilities                                                   4.3
-------------------------------------------------------------------
Short-Term Investments                                      4.7
-------------------------------------------------------------------
Other Assets & Liabilities                                  2.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Select SmallCap Growth Fund
(subadvised by: Jennison Associates LLC
                Oberweis Asset Management, Inc.)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL

PERFORMANCE OVERVIEW(2) 9/30/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                SELECT SMALLCAP GROWTH FUND         RUSSELL 2000 GROWTH INDEX
                                                                ---------------------------         -------------------------
9/30/05                                                                     9450                              10000
10/31/05                                                                    9055                               9630

    --- SELECT SMALLCAP GROWTH FUND            --- RUSSELL 2000 GROWTH INDEX
        $9,450 starting value                      $10,000 starting value
        $9,055 ending value                        $9,630  ending value

RUSSELL GROWTH 2000 INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                         INCEPTION     SINCE
                           DATE      INCEPTION
---------------------------------------------------
Select SmallCap Gro A#   9/30/2005     -4.20%
---------------------------------------------------
Select SmallCap Gro A##  9/30/2005     -9.45%
---------------------------------------------------
Select SmallCap Gro B#   9/30/2005     -4.30%
---------------------------------------------------
Select SmallCap Gro B##  9/30/2005     -9.08%
---------------------------------------------------
Select SmallCap Gro C#   9/30/2005     -4.30%
---------------------------------------------------
Select SmallCap Gro C##  9/30/2005     -5.26%
---------------------------------------------------
Select SmallCap Gro Y#   9/30/2005     -4.20%
---------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

JENNISON ASSOCIATES LLC                                                              OBERWEIS ASSET MANAGEMENT, INC.
John P. Mullman, CFA                                                                 James W. Oberweis, CFA
Senior Portfolio Manager                                                             President, Portfolio Manager
Jason Swiatek, CFA
Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Select SmallCap Growth Fund Class A, before sales charge, returned -4.20% for the period September 30, 2005 through October 31, 2005. The Russell 2000 returned -3.70% for the same period and the Lipper Small Growth peer Average, which returned -3.44%.

WHY DID THE FUND PERFORM THIS WAY?

For the one month period September 30, 2005, to October 31, 2005, the equity markets were weak with negative returns across capitalizations and styles. Small caps fared the worst and there was a value bias to performance based on the Russell indices. The Russell 2000 Growth Index declined 3.70% in October and nearly every sector in the benchmark and portfolio was negative. There was a decided shift in market performance during the month with Energy and Utilities under performing the most, after dominating returns for much of this year. Financials and Industrials were the best performing sectors in the benchmark. The portfolio slightly under performed its benchmark, the Russell(R) 2000 Growth, and due to the month only short time period, both positive and negative performance was scattered among very different industries and sectors rather than being present in one particular area.

On an absolute return basis, Merge Technologies (Consumer Cyclical) and Broadwing Communications (Services) were the largest contributors to performance. Merge Technologies, a global health care software and services company, benefited from strong quarterly earnings and increased earnings guidance. Shares of Broadwing Communications, an innovative provider of data, voice and video solutions to carriers and large enterprises, made a steady climb during the month helped mainly by the announcement of a new credit line, which ensures adequate liquidity for the company as they continue to grow into profitability. Its core asset is a nationwide all-optical backbone network, which allows the company to provide long-haul service more quickly and at lower costs. We believe that Broadwing is relatively well positioned as the low-cost provider in the long-distance industry and that the company is ripe for a takeout in the rapidly consolidating telecom industry.

On an individual stock basis, the weakest performer was Tekelec (Technology). Tekelec engages in the design, manufacture,

--------------------------------------------------------------------------------

marketing, and support of network signaling products, switching products and services, and selected service applications for telecommunications networks and contact centers. The stock weakened on rumors that one of their larger customers might shift some of their business. The company also guided to lower gross margins and the surprise resignation of the CEO, created additional negative sentiment. Nevertheless, we believe that the company has an attractive valuation relative to competitors and has several product cycles that will bear fruit in the coming quarters and help accelerate revenue growth.

WHAT IS THE OUTLOOK?

Energy has clearly been the theme of 2005 to date, as it has significantly out performed all other sectors. Crude oil rose from about $43/barrel at the beginning of this year to a high of just over $70/barrel by the end of August, back down to about $60/barrel at the end of October. This peak price was a result of a feared constriction in supply associated with Hurricane Katrina. We maintain a sizeable, but lower overweight in energy stocks -- both exploration and production companies, as well as services, as we do not believe that it is necessary for energy prices to move higher for the stocks to continue to rise. As increasing cash flows accrue to energy producers, rising dividend payouts and share repurchases should push the stocks higher. We also currently favor companies with a high degree of operating leverage in their business model. With overall modest revenue growth and increasing cost pressures, those companies have the best opportunities to improve operating margins in the current environment. We expect the pace of merger and acquitions activity, which has increased, to continue in the future. Although many sectors will benefit from consolidation, those most likely to see the greatest impact are in financial services, telecom and technology. From a fundamental viewpoint, the signposts appear encouraging. Earnings in the third quarter for the companies owned in our portfolio have been generally strong. Valuations remain quite reasonable and we believe that present conditions offer more-favorable-than-average investment opportunities within our style.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             5.0%
-------------------------------------------------------------------
Capital Goods                                               4.6
-------------------------------------------------------------------
Consumer Cyclical                                           9.0
-------------------------------------------------------------------
Consumer Staples                                            0.6
-------------------------------------------------------------------
Energy                                                      7.5
-------------------------------------------------------------------
Finance                                                     8.4
-------------------------------------------------------------------
Health Care                                                17.1
-------------------------------------------------------------------
Services                                                   17.7
-------------------------------------------------------------------
Technology                                                 23.5
-------------------------------------------------------------------
Transportation                                              2.3
-------------------------------------------------------------------
Utilities                                                   0.5
-------------------------------------------------------------------
Short-Term Investments                                      2.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Short Duration Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE A HIGH LEVELOF INCOME.

PERFORMANCE OVERVIEW(2) 10/31/02 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS 1-5 YEAR U.S.
                                                                    SHORT DURATION FUND              GOVERNMENT/CREDIT INDEX
                                                                    -------------------           -----------------------------
10/31/02                                                                    9700                              10000
                                                                            9676                               9987
                                                                            9829                              10145
                                                                            9842                              10151
                                                                            9944                              10244
                                                                            9962                              10263
                                                                           10022                              10312
                                                                           10130                              10430
                                                                           10143                              10441
                                                                           10008                              10295
                                                                           10013                              10300
                                                                           10186                              10473
10/03                                                                      10134                              10405
                                                                           10131                              10406
                                                                           10209                              10485
                                                                           10255                              10527
                                                                           10319                              10609
                                                                           10365                              10667
                                                                           10242                              10495
                                                                           10219                              10468
                                                                           10236                              10482
                                                                           10283                              10542
                                                                           10356                              10663
                                                                           10345                              10663
10/04                                                                      10376                              10713
                                                                           10329                              10638
                                                                           10357                              10680
                                                                           10358                              10676
                                                                           10349                              10636
                                                                           10342                              10610
                                                                           10403                              10695
                                                                           10423                              10757
                                                                           10446                              10787
                                                                           10437                              10731
                                                                           10481                              10824
                                                                           10489                              10770
10/05                                                                      10471                              10744

    --- SHORT DURATION FUND                   --- LEHMAN BROTHERS 1-5 YEAR U.S.
        $9,700  starting value                    GOVERNMENT/CREDIT INDEX
        $10,471 ending value                      $10,000 starting value
                                                  $10,744 ending value

LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The Government/Credit Index includes securities in the 1-5 year maturity range in the Government and Credit Indices.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                    INCEPTION               SINCE
                       DATE      1 YEAR   INCEPTION
--------------------------------------------------------
Short Duration A#   10/31/2002    0.92%     2.59%
--------------------------------------------------------
Short Duration A##  10/31/2002   -2.10%     1.55%
--------------------------------------------------------
Short Duration B#   10/31/2002    0.17%     1.86%
--------------------------------------------------------
Short Duration B##  10/31/2002   -4.72%     0.90%
--------------------------------------------------------
Short Duration C#   10/31/2002    0.17%     1.86%
--------------------------------------------------------
Short Duration C##  10/31/2002   -0.81%     1.86%
--------------------------------------------------------
Short Duration Y#   11/28/2003    1.18%     1.97%
--------------------------------------------------------

 # Without sales charge
 ## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

ROBERT CRUSHA, CFA
Vice President

BRIAN DIRGINS, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Short Duration Fund Class A had a total return, before sales charge, of 0.92%, versus the return of 1.09% for the Lipper Short Investment Grade Index and 0.29% for the Lehman Brothers 1-5 year Gov/Credit Index. The primary objective of The Hartford Short Duration Fund is to provide a high level of income. As of October 31, 2005, the SEC yield for this Fund's Class A share was 3.05%.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005 was an interesting one for the bond market as short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a significantly flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation, and a weakening economy, into the financial markets. During the last several months of the fiscal year, long-term bonds began to rise and below-investment grade bonds fell out of favor. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity and lower quality bonds declining most.

Despite recent concerns about rising inflation and the destruction caused by Hurricanes Katrina and Rita, throughout most of the year the sustained growth in the U.S. economy fostered a healthy environment for bonds with longer maturities. However, as the Federal Reserve pushed short-term interest rates upward, intermediate-term bonds felt the adverse impact of rising rates, but did not benefit from the high demand that was evident for long-term bonds. Due to their lower sensitivity to interest rate movements, short-term bonds had positive performance for the year as their yields contributed to total return. Because the Fund's duration was considerably lower than the benchmark duration and it had less exposure to intermediate-term bonds, the Fund benefited relative to the Index. During the year, allocations to the mortgage and corporate sectors were reduced in favor of asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). We felt ABS and CMBS offered better relative value due to their stable credit quality. They also have a widening investor base that can support valuations for the foreseeable future. These allocations to

--------------------------------------------------------------------------------

out-of-index sectors generally contributed to the Fund's excess performance over the benchmark. Opportunistically during the year, we reduced our position in nominal U.S. Treasuries in favor of the Treasury Inflation Protected Securities
(TIPS) sector when we felt TIPS offered better risk/reward characteristics, or when they would benefit from the attractive seasonal accruals. This strategy was particularly helpful later in the period as rising energy costs helped to exacerbate inflation concerns.

WHAT IS THE OUTLOOK?

After the hurricanes, the financial markets were concerned that the destruction and disruption caused by the storms would have a negative impact upon the economy. However, subsequent data has indicated that the storms might have a more muted effect on the macro economy. This encouraging news and increasingly hawkish Fed comments led to a major upward repricing in the front end of the yield curve (short maturity bonds). Fed Funds Futures now reflect an increase in the Fed Funds Target Rate in December and the likelihood of more increases next year. Over the coming quarter, we likewise expect the Fed to continue raising short-term interest rates. As a result, we anticipate that there will be opportunities to increase both duration and the yield of the Fund. Since rising inflation and interest rates usually have an adverse effect upon businesses, the current tight corporate spreads and increasing overall credit concerns lead us to favor the ABS and CMBS sectors.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        42.1%
-------------------------------------------------------------------
AA                                                          7.2
-------------------------------------------------------------------
A                                                          27.5
-------------------------------------------------------------------
BBB                                                        20.0
-------------------------------------------------------------------
NR                                                          1.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.1%
-------------------------------------------------------------------
Capital Goods                                               2.3
-------------------------------------------------------------------
Consumer Cyclical                                           1.8
-------------------------------------------------------------------
Consumer Staples                                            0.7
-------------------------------------------------------------------
Energy                                                      1.6
-------------------------------------------------------------------
Finance                                                    57.8
-------------------------------------------------------------------
Health Care                                                 0.2
-------------------------------------------------------------------
Services                                                    3.5
-------------------------------------------------------------------
Technology                                                  4.1
-------------------------------------------------------------------
Transportation                                              1.3
-------------------------------------------------------------------
U.S. Government Agencies                                    3.3
-------------------------------------------------------------------
U.S. Government Securities                                 14.3
-------------------------------------------------------------------
Utilities                                                   2.5
-------------------------------------------------------------------
Short-Term Investments                                      3.3
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Small Company Fund**
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     SMALL COMPANY FUND             RUSSELL 2000 GROWTH INDEX
                                                                     ------------------             -------------------------
7/22/96                                                                     9450                              10000
                                                                            9422                               8779
                                                                           10263                               9429
                                                                           10915                               9914
10/96                                                                      10612                               9487
                                                                           10839                               9751
                                                                           10783                               9941
                                                                           10773                              10189
                                                                           10602                               9574
                                                                           10057                               8898
                                                                           10117                               8795
                                                                           11208                              10117
                                                                           11866                              10460
                                                                           12442                              10995
                                                                           12734                              11325
                                                                           13824                              12229
10/97                                                                      13259                              11494
                                                                           13027                              11220
                                                                           12862                              11227
                                                                           12545                              11078
                                                                           13793                              12056
                                                                           14343                              12562
                                                                           14534                              12639
                                                                           13825                              11720
                                                                           14027                              11839
                                                                           13536                              10851
                                                                           10226                               8346
                                                                           11112                               9193
10/98                                                                      11997                               9673
                                                                           12808                              10423
                                                                           14207                              11367
                                                                           14827                              11878
                                                                           13365                              10791
                                                                           14465                              11175
                                                                           15649                              12162
                                                                           15979                              12182
                                                                           17250                              12824
                                                                           17229                              12427
                                                                           16983                              11963
                                                                           17324                              12193
10/99                                                                      17922                              12506
                                                                           19961                              13827
                                                                           23534                              16264
                                                                           22845                              16113
                                                                           26856                              19862
                                                                           26453                              17774
                                                                           24062                              15979
                                                                           21374                              14579
                                                                           24391                              16463
                                                                           22432                              15052
                                                                           24211                              16636
                                                                           23153                              15809
10/00                                                                      21722                              14525
                                                                           19018                              11887
                                                                           20446                              12615
                                                                           19540                              13636
                                                                           17379                              11766
                                                                           15876                              10697
                                                                           18038                              12006
                                                                           17802                              12284
                                                                           18079                              12620
                                                                           17098                              11543
                                                                           16376                              10822
                                                                           13792                               9075
10/01                                                                      14911                               9948
                                                                           16339                              10779
                                                                           17208                              11450
                                                                           16935                              11043
                                                                           16139                              10328
                                                                           17318                              11226
                                                                           16884                              10983
                                                                           16237                              10341
                                                                           15107                               9464
                                                                           12660                               8009
                                                                           12412                               8005
                                                                           11903                               7427
10/02                                                                      12337                               7803
                                                                           13095                               8576
                                                                           11951                               7985
                                                                           11629                               7767
                                                                           11393                               7560
                                                                           11790                               7674
                                                                           13045                               8400
                                                                           14498                               9347
                                                                           14958                               9527
                                                                           16026                              10248
                                                                           16820                              10798
                                                                           16200                              10525
10/03                                                                      17740                              11434
                                                                           18237                              11807
                                                                           18573                              11860
                                                                           19317                              12483
                                                                           19342                              12464
                                                                           19716                              12522
                                                                           18696                              11894
                                                                           19031                              12130
                                                                           19454                              12534
                                                                           17851                              11409
                                                                           17079                              11164
                                                                           18408                              11781
10/04                                                                      18743                              12067
                                                                           19812                              13087
                                                                           20681                              13557
                                                                           19550                              12947
                                                                           20195                              13124
                                                                           19923                              12632
                                                                           19066                              11828
                                                                           20359                              12662
                                                                           21501                              13071
                                                                           22806                              13985
                                                                           22881                              13788
                                                                           23515                              13897
10/05                                                                      22918                              13384

    --- SMALL COMPANY FUND                     --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $22,918 ending value                       $13,384 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05) lower. For information on current expense waivers/reimbursements, please see the prospectus.

              INCEPTION                       SINCE
                DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
Small Co A#   7/22/1996   22.27%    1.08%    10.02%
----------------------------------------------------------
Small Co A##  7/22/1996   15.53%   -0.05%     9.36%
----------------------------------------------------------
Small Co B#   7/22/1996   21.38%    0.36%     NA*
----------------------------------------------------------
Small Co B##  7/22/1996   16.38%   -0.03%     NA*
----------------------------------------------------------
Small Co C#   7/22/1996   21.35%    0.36%     9.28%
----------------------------------------------------------
Small Co C##  7/22/1996   20.35%    0.36%     9.28%
----------------------------------------------------------
Small Co Y#   7/22/1996   22.81%    1.55%    10.53%
----------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

** As of August 16, 2004, the fund no longer offers Class A, B and C shares except as follows. The fund will continue to offer and sell shares (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that included (or offered) the fund as an investment option prior to August 16, 2004.

  The fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the fund's distributor for commissions paid in connection with past sales.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Small Company Fund Class A, before sales charge, returned 22.27% for the twelve-month period ended October 31, 2005. The Fund outperformed the 10.91% return of the Russell 2000 Growth Index and the 11.79% return of the Lipper Small Cap Growth peer group average.

WHY DID THE FUND PERFORM THIS WAY?

Superior stock selection within several sectors contributed to the Fund's out performance. Information Technology, Financials, Consumer Discretionary and Energy were areas of particular strength. ERG (Energy) and Arch Coal (Energy) were the top contributors to both absolute and relative performance over the annual period. Italy's largest independent oil refiner, ERG, benefited from higher margins. We did not own the stock as of the end of the period. A strong pricing environment and favorable demand for the coal industry benefited Arch Coal. Within Information Technology, Red Hat's healthy rebound was attributable to the company having overcome some competitive issues and emerging as the clear market leader in Linux operating systems. Another leading contributor to performance was CB Richard Ellis (Real Estate), which benefited from an improving commercial real estate market.

Stocks that detracted from performance during the annual period include Sirva (Commercial Services and Supplies), AtheroGenics (Pharmaceuticals & Biotechnology) and Graftech International (Capital Goods). AtheroGenics was weighed down by the much publicized product woes of big pharmaceutical companies and delays in securing a marketing partner for their lead drug. We owned the stock as of the end of the period. Both Sirva and Graftech International were negatively impacted by disappointing earnings. We did not hold either stock as of the end of the period.

Although the Fund's sector allocations are a fallout of our bottom-up investment approach, our positioning during the period was additive to benchmark-relative returns. For example, we benefited

--------------------------------------------------------------------------------

from our underweight allocation to the Information Technology sector and our overweight allocation to the strong performing Energy sector.

WHAT IS THE OUTLOOK?

As long as the Fed maintains its hawkish stance to suppress energy-induced inflation and subdue an extended housing market, the US economy is likely to slow down in 2006, with growth falling short of most expectations. Anecdotally, we have uncovered signs of decelerating growth among the Portfolio's industrial and consumer discretionary companies. To position the Fund to outperform in this scenario, we have been adding companies with more stable but growing revenue sources in areas such as Health Care, as well companies with more international revenue exposure. Since our competitive advantage lies in stock selection as opposed to macro forecasts, we are focused on small companies that deliver high, sustainable growth in almost any economic environment.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.5%
-------------------------------------------------------------------
Capital Goods                                               1.0
-------------------------------------------------------------------
Consumer Cyclical                                          11.6
-------------------------------------------------------------------
Consumer Staples                                            1.2
-------------------------------------------------------------------
Energy                                                      3.9
-------------------------------------------------------------------
Finance                                                    15.7
-------------------------------------------------------------------
Health Care                                                17.2
-------------------------------------------------------------------
Services                                                   12.6
-------------------------------------------------------------------
Technology                                                 24.0
-------------------------------------------------------------------
Transportation                                              4.7
-------------------------------------------------------------------
Utilities                                                   1.2
-------------------------------------------------------------------
Short-Term Investments                                     30.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -28.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford SmallCap Growth Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE SHORT- ANDLONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 10/31/95 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    SMALLCAP GROWTH FUND            RUSSELL 2000 GROWTH INDEX
                                                                    --------------------            -------------------------
10/31/95                                                                    9450                              10000
                                                                            9672                              10441
                                                                            9498                              10673
                                                                            9339                              10584
                                                                            9958                              11067
                                                                           10207                              11286
                                                                           11145                              12153
                                                                           11691                              12776
                                                                           10927                              11946
                                                                            9817                              10487
                                                                           10660                              11263
                                                                           11390                              11843
10/96                                                                      10581                              11333
                                                                           10578                              11648
                                                                           10156                              11875
                                                                            9999                              12172
                                                                            8795                              11437
                                                                            8022                              10629
                                                                            7826                              10506
                                                                            9296                              12085
                                                                            9521                              12495
                                                                           10079                              13134
                                                                            9819                              13528
                                                                           10477                              14608
10/97                                                                       9996                              13730
                                                                           10031                              13403
                                                                           10310                              13411
                                                                            9967                              13233
                                                                           11151                              14401
                                                                           11866                              15006
                                                                           11956                              15098
                                                                           11343                              14000
                                                                           11802                              14143
                                                                           10849                              12962
                                                                            8478                               9970
                                                                            9065                              10981
10/98                                                                       9655                              11555
                                                                           10875                              12451
                                                                           12357                              13578
                                                                           13234                              14189
                                                                           11559                              12891
                                                                           12395                              13350
                                                                           12857                              14529
                                                                           12950                              14552
                                                                           14744                              15319
                                                                           14935                              14845
                                                                           15283                              14290
                                                                           15999                              14566
10/99                                                                      18361                              14939
                                                                           20641                              16518
                                                                           26125                              19428
                                                                           26633                              19248
                                                                           37188                              23727
                                                                           33275                              21233
                                                                           27861                              19088
                                                                           23992                              17416
                                                                           29733                              19666
                                                                           27528                              17981
                                                                           32986                              19873
                                                                           31119                              18885
10/00                                                                      28292                              17351
                                                                           20148                              14200
                                                                           22480                              15069
                                                                           22910                              16289
                                                                           18605                              14055
                                                                           16626                              12778
                                                                           18137                              14342
                                                                           18122                              14675
                                                                           18813                              15075
                                                                           17439                              13789
                                                                           16296                              12927
                                                                           13265                              10841
10/01                                                                      14608                              11884
                                                                           16262                              12876
                                                                           17541                              13678
                                                                           16964                              13191
                                                                           16020                              12338
                                                                           17674                              13410
                                                                           16917                              13120
                                                                           15732                              12353
                                                                           14265                              11305
                                                                           12331                               9568
                                                                           12269                               9563
                                                                           11247                               8872
10/02                                                                      12144                               9321
                                                                           13509                              10245
                                                                           12440                               9538
                                                                           12027                               9279
                                                                           11481                               9031
                                                                           11614                               9167
                                                                           12713                              10035
                                                                           14211                              11166
                                                                           14577                              11381
                                                                           15545                              12241
                                                                           16629                              12899
                                                                           16637                              12573
10/03                                                                      17869                              13659
                                                                           18313                              14104
                                                                           18571                              14167
                                                                           19678                              14911
                                                                           19647                              14889
                                                                           19491                              14958
                                                                           18633                              14208
                                                                           18828                              14490
                                                                           19444                              14973
                                                                           17861                              13628
                                                                           17627                              13335
                                                                           18594                              14073
10/04                                                                      19187                              14415
                                                                           20497                              15633
                                                                           21379                              16194
                                                                           20427                              15465
                                                                           20997                              15677
                                                                           20731                              15089
                                                                           19772                              14129
                                                                           21223                              15126
                                                                           21847                              15615
                                                                           23305                              16706
                                                                           22884                              16471
                                                                           22853                              16601
10/05                                                                      22073                              15988

    --- SMALLCAP GROWTH FUND                   --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $22,073 ending value                       $15.988 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President

DORIS T. DWYER
Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

              INCEPTION      1        5       10       SINCE
                 DATE       YEAR     YEAR    YEAR    INCEPTION
-------------------------------------------------------------------
SmallCap A#     1/4/1988   15.04%   -4.84%   8.85%    12.58%
-------------------------------------------------------------------
SmallCap A##    1/4/1988    8.72%   -5.92%   8.24%    12.22%
-------------------------------------------------------------------
SmallCap B#   11/14/1994   14.20%   -5.45%    NA*      NA*
-------------------------------------------------------------------
SmallCap B##  11/14/1994    9.20%   -5.71%    NA*      NA*
-------------------------------------------------------------------
SmallCap C#   11/14/1994   14.16%   -5.48%   8.20%    10.51%
-------------------------------------------------------------------
SmallCap C##  11/14/1994   13.16%   -5.48%   8.20%    10.51%
-------------------------------------------------------------------
SmallCap H#   11/14/1994   14.38%   -5.39%    NA*      NA*
-------------------------------------------------------------------
SmallCap H##  11/14/1994   10.38%   -5.65%    NA*      NA*
-------------------------------------------------------------------
SmallCap L#     1/4/1988   15.28%   -4.80%   8.88%    12.59%
-------------------------------------------------------------------
SmallCap L##    1/4/1988    9.80%   -5.73%   8.35%    12.28%
-------------------------------------------------------------------
SmallCap M#   11/14/1994   14.35%   -5.38%    NA*      NA*
-------------------------------------------------------------------
SmallCap M##  11/14/1994   10.35%   -5.64%    NA*      NA*
-------------------------------------------------------------------
SmallCap N#   11/14/1994   14.38%   -5.39%   8.26%    10.56%
-------------------------------------------------------------------
SmallCap N##  11/14/1994   13.38%   -5.39%   8.26%    10.56%
-------------------------------------------------------------------
SmallCap Y#    2/19/2002   15.52%     NA      NA       9.23%
-------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Classes
   B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Small Cap Growth Fund Class A, before sales charge, returned 15.04% for the twelve-month period ended October 31, 2005. The Fund outperformed the Russell 2000 Growth Index, which gained 10.91% and the Lipper Small-Cap Growth average, which advanced 11.79%.

WHY DID THE FUND PERFORM THIS WAY?

Superior stock selection drove the Fund's outperformance relative to the benchmark. Health Care, Information Technology, Industrials, Financials and Energy were the areas of greatest strength relative to the benchmark. United Defense Industries (Capital Goods), Frontier Oil Corp (Energy), TriZetto Group (Health Care Equipment & Services) and KOS Pharmaceuticals (Pharmaceuticals & Biotechnology) were the leading contributors to both absolute and benchmark-relative returns. Frontier Oil benefited from rising oil prices. United Defense Industries benefited from a $75 per share buyout offer by BAE Systems, the largest UK defense company. The buyout (all cash offer) was at more than a 40% premium to the prior night's close. We sold United Defense during the annual period.

Stock selection within Telecommunication Services, Materials and Consumer Staples detracted from performance relative to the benchmark. Century Aluminum (Materials), a US producer of Aluminum, declined after disappointing third quarter results. R&G Financials (Banks) and NPS Pharmaceuticals (Pharmaceuticals & Biotechnology) also detracted from both absolute and relative performance. R&G Financial (Banks) declined as a result of earnings restatements and an SEC investigation. We did not own the stock as of the end of the period. NPS Pharmaceuticals (Pharmaceuticals & Biotechnology) was negatively impacted by concerns over its osteoporosis drug, Preoss. We held the stock as of the end of the period.

WHAT IS THE OUTLOOK?

Consumption in the U.S. is expected to slow, but not collapse. The top 40 percent of income earners, who account for 60 percent of consumption, can absorb higher borrowing costs and expensive gasoline without sacrificing too much. However, significant

--------------------------------------------------------------------------------

budgetary pressures are building for many low-income households. Inflation is accelerating, driven by energy prices. In coming months, the trailing twelve month CPI will exceed 4 percent. There is a risk that the persistent rise of energy prices could feed into other inflation categories as well. However, in light of the determined anti-inflationary stance of the Federal Reserve Bank, we think this spillover will be limited. We therefore look for a decelerating rate of increase in inflation over the course of 2006.

As a result of the Fund's investment approach, sector positioning is in-line with the Russell 2000 Growth Index, resulting in the greatest exposure to Information Technology, Consumer Discretionary and Health Care sectors.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.7%
-------------------------------------------------------------------
Capital Goods                                               3.4
-------------------------------------------------------------------
Consumer Cyclical                                           9.0
-------------------------------------------------------------------
Energy                                                      7.3
-------------------------------------------------------------------
Finance                                                    10.3
-------------------------------------------------------------------
Health Care                                                19.6
-------------------------------------------------------------------
Services                                                   12.1
-------------------------------------------------------------------
Short-Term Investments                                     13.3
-------------------------------------------------------------------
Technology                                                 23.9
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
Utilities                                                   0.6
-------------------------------------------------------------------
Other Assets & Liabilities                                 -9.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Stock Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM GROWTH OF CAPITAL, WITH INCOME AS A SECONDARY CONSIDERATION.

PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         STOCK FUND                       S&P 500 INDEX
                                                                         ----------                       -------------
7/22/96                                                                     9450                              10000
                                                                            9526                              10102
                                                                            9668                              10317
                                                                           10178                              10897
10/96                                                                      10443                              11198
                                                                           11180                              12043
                                                                           10915                              11805
                                                                           11568                              12542
                                                                           11653                              12641
                                                                           11313                              12122
                                                                           11900                              12845
                                                                           12639                              13630
                                                                           13267                              14236
                                                                           14196                              15368
                                                                           13373                              14507
                                                                           14055                              15301
10/97                                                                      13675                              14790
                                                                           14244                              15475
                                                                           14387                              15741
                                                                           14510                              15914
                                                                           15620                              17061
                                                                           16522                              17935
                                                                           16874                              18118
                                                                           16551                              17806
                                                                           17500                              18529
                                                                           17671                              18333
                                                                           15081                              15684
                                                                           15706                              16689
10/98                                                                      16939                              18044
                                                                           17917                              19138
                                                                           18895                              20240
                                                                           19509                              21086
                                                                           19135                              20430
                                                                           20074                              21248
                                                                           20975                              22070
                                                                           20361                              21549
                                                                           21694                              22745
                                                                           21089                              22035
                                                                           20762                              21925
                                                                           20187                              21324
10/99                                                                      21271                              22674
                                                                           21633                              23134
                                                                           23108                              24495
                                                                           22013                              23265
                                                                           22052                              22825
                                                                           24183                              25058
                                                                           23489                              24304
                                                                           22970                              23805
                                                                           23469                              24391
                                                                           22976                              24010
                                                                           24180                              25501
                                                                           23046                              24155
10/00                                                                      23076                              24054
                                                                           21694                              22158
                                                                           21932                              22267
                                                                           22500                              23057
                                                                           20887                              20957
                                                                           19369                              19630
                                                                           20754                              21153
                                                                           20920                              21295
                                                                           20008                              20777
                                                                           19760                              20574
                                                                           18446                              19288
                                                                           17112                              17731
10/01                                                                      17475                              18070
                                                                           18789                              19456
                                                                           18924                              19627
                                                                           18459                              19341
                                                                           18189                              18967
                                                                           18810                              19680
                                                                           17226                              18488
                                                                           16978                              18352
                                                                           15747                              17045
                                                                           14796                              15717
                                                                           14661                              15820
                                                                           13026                              14102
10/02                                                                      14207                              15342
                                                                           15272                              16244
                                                                           14289                              15290
                                                                           13896                              14891
                                                                           13607                              14668
                                                                           13658                              14810
                                                                           14694                              16029
                                                                           15408                              16872
                                                                           15625                              17088
                                                                           16008                              17389
                                                                           16205                              17728
                                                                           15936                              17540
10/03                                                                      16774                              18531
                                                                           16918                              18694
                                                                           17911                              19674
                                                                           17994                              20036
                                                                           18107                              20314
                                                                           17776                              20008
                                                                           17527                              19693
                                                                           17755                              19963
                                                                           18138                              20351
                                                                           17465                              19677
                                                                           17465                              19756
                                                                           17383                              19969
10/04                                                                      17341                              20275
                                                                           17889                              21094
                                                                           18473                              21811
                                                                           18129                              21279
                                                                           18504                              21725
                                                                           17953                              21341
                                                                           17775                              20935
                                                                           18388                              21601
                                                                           18337                              21632
                                                                           19169                              22436
                                                                           19190                              22231
                                                                           19398                              22411
10/05                                                                      19138                              22038

    --- STOCK FUND                             --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $19,138 ending value                       $22,038 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

           INCEPTION                       SINCE
             DATE      1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------
Stock A#   7/22/1996   10.36%   -3.68%     7.90%
-------------------------------------------------------
Stock A##  7/22/1996    4.26%   -4.76%     7.24%
-------------------------------------------------------
Stock B#   7/22/1996    9.33%   -4.42%     NA*
-------------------------------------------------------
Stock B##  7/22/1996    4.33%   -4.78%     NA*
-------------------------------------------------------
Stock C#   7/22/1996    9.53%   -4.28%     7.18%
-------------------------------------------------------
Stock C##  7/22/1996    8.53%   -4.28%     7.18%
-------------------------------------------------------
Stock Y#   7/22/1996   10.91%   -3.14%     8.45%
-------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

STEVEN T. IRONS, CFA
Senior Vice President, Partner

SAUL J. PANNELL, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Stock Fund Class A, before sales charge, returned 10.36% for the 12-month period ended October 31, 2005, outperforming the average return of 8.35% by its Lipper Large Cap Core peer group, and the 8.72% return of its benchmark, the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund outperformed during the quarter due to strong stock selection in several sectors, most notably in Financials, Materials, Industrial Consumer Discretionary, and Consumer Staples. Consistent with the fund's approach of selecting stocks from across the full spectrum of opportunities, the Fund had strong contributions from stocks in a variety of sectors. Mitsubishi Financial, the world's largest bank, benefited from synergies from their merger with UFJ and an improving Japanese economy. Shares of the biotechnology firm Amgen were up sharply after posting very strong earnings, driven by sales of Aranesp, which treats anemia in cancer patients. The company also offered an improved view of the product pipeline which helped the shares. In Materials, mining company Rio Tinto rose sharply during the period based on the strength of copper, iron ore, and coal prices.

The Fund had broad outperformance during the year, but among the few areas of weakness was an underweight to the strong performing Utilities sector. The Fund has been underweight Utilities because we believe the stocks offer limited prospects for growth. Individual stocks that detracted from relative and absolute results included Fannie Mae (Financials) and Alcoa (Materials). Fannie Mae declined due to regulatory scrutiny of their accounting practices and Alcoa shares lagged because the company's profit margins were negatively affected by energy related cost increases.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of The Hartford Stock Fund; Mr. Alexander retired from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with The Hartford funds. Mr. Irons has been involved with The Hartford Value Fund and The Hartford Equity Income Fund investment team and

--------------------------------------------------------------------------------

Mr. Pannell has been portfolio manager for The Hartford Capital Appreciation
Fund.

Mr. Irons and Mr. Pannell will continue to manage the fund with a large cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit the following qualities: industry leadership, strong balance sheets, solid management, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst. Their bottom-up up investment approach resulted in the Fund being overweight Information Technology and Consumer Discretionary, and underweight Consumer Staples and Utilities at the end of the period.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             5.2%
-------------------------------------------------------------------
Capital Goods                                               5.6
-------------------------------------------------------------------
Consumer Cyclical                                          10.4
-------------------------------------------------------------------
Consumer Staples                                            5.7
-------------------------------------------------------------------
Energy                                                      7.3
-------------------------------------------------------------------
Finance                                                    20.7
-------------------------------------------------------------------
Health Care                                                12.5
-------------------------------------------------------------------
Services                                                    4.7
-------------------------------------------------------------------
Technology                                                 26.3
-------------------------------------------------------------------
Transportation                                              0.5
-------------------------------------------------------------------
Utilities                                                   1.0
-------------------------------------------------------------------
Short-Term Investments                                      7.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -7.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Target Retirement 2010 Fund
(sub-advised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE TOTAL RETURN AND SECONDARILY, TO SEEK CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 9/30/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                              TARGET RETIREMENT 2010 FUND     AGGREGATE BOND INDEX            S&P 500 INDEX
                                              ---------------------------     --------------------            -------------
9/30/05                                                   9450                        10000                       10000
10/31/05                                                  9282                         9921                        9833

    --- TARGET RETIREMENT 2010     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450 starting value          $10,000 starting value             $9,833  ending value
        $9,282 ending value            $9,921  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.
LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                            INCEPTION     SINCE
                              DATE      INCEPTION
------------------------------------------------------
Target Retirement 2010 A#   9/30/2005    -1.80%
------------------------------------------------------
Target Retirement 2010 A##  9/30/2005    -7.18%
------------------------------------------------------
Target Retirement 2010 B#   9/30/2005    -1.80%
------------------------------------------------------
Target Retirement 2010 B##  9/30/2005    -6.71%
------------------------------------------------------
Target Retirement 2010 C#   9/30/2005    -1.80%
------------------------------------------------------
Target Retirement 2010 C##  9/30/2005    -2.78%
------------------------------------------------------
Target Retirement 2010 Y#   9/30/2005    -1.70%
------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

WHAT DID THE MARKETS DO AND HOW DID THE FUND PERFORM?

The Hartford Target Retirement 2010 Fund faced challenging conditions in its first month. In October of 2005, the financial markets struggled and most major indices finished the month with a loss. For the month ended October 31, 2005 the Fund's Class A shares, before sales charge, return -1.80%. Rising interest rates and inflation worries sent the broad fixed income markets down, declining 0.79% as measured by the Lehman Brothers Aggregate Bond Index. Despite generally solid earnings reports, equities similarly declined. The S&P 500 Index, a common benchmark for U.S. equities, lost 1.67% for the month. The appreciating dollar contributed to an even greater drop by foreign equities. The MSCI EAFE Index lost 2.91% for the month.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's primarily objective is to maximize total return, but with a secondary objective of preserving capital as the Fund approaches its target year of 2010. Currently, the Fund's asset allocation is set at approximately 50% fixed income and 50% equity. The fixed income component of the Fund is structured around five fixed income indices. Over the one month since the Fund's inception, the Credit Suisse First Boston (CSFB) Leveraged Loan Index was the top performer (up 0.32%), followed by the Lehman Brothers 1-3 Year Government Index (down 0.03%), the Lehman Brothers High Yield Index (down 0.70%), the Lehman Aggregate Bond Index (down 0.79%), and finally the Lehman U.S. TIPS Index (down 1.28%). During the month, the Fund's exposure to the bank loan asset class was one of the greatest contributors to performance relative to the benchmark. The exposure to short-term bonds also contributed to excess return. However, the allocation to Treasury Inflation-Protected securities detracted from performance. Regarding the equity component, the equity allocation of the Fund is structured around five equity indices. For the month, all five indices declined. The S&P 500/ Barra Growth Index (down 1.58%) was the best performer, followed by the S&P 500/Barra Value Index (down 1.75%), the S&P Midcap 400 Index (down 2.15%), the MSCI EAFE Index (down 2.91%), and finally the Russell 2000 Index (down 3.10%). Small cap, midcap and foreign equities were included in the portfolio due to their diversification benefits and their potential for greater long-term return. However, this month these more volatile styles were out of favor and therefore their exposure detracted from the Fund's performance.

--------------------------------------------------------------------------------

OUTLOOK

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. While it may still be too early to tell fully what effect the storms will have on the national economy, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from another increase in the Federal Funds Target Rate by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. We will be monitoring the growth of the economy and the condition of the financial markets. While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocations according to our outlook and the Fund's objective to maximize total return for future retirees. Over a longer time horizon, as the Fund approaches its 2010 target retirement date, the Fund's allocation to equity will decrease while its allocation to fixed income increases.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2004

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 7.4%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   9.8
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               2.4
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 2.4
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           2.4
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                      12.2
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   2.4
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          4.9
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         2.4
-------------------------------------------------------------------
Hartford Select Midcap Growth, Class Y                      2.4
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      12.2
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        2.4
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      4.9
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   12.2
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                2.4
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  7.4
-------------------------------------------------------------------
Other Assets and Liabilities                                9.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Target Retirement 2020 Fund
(sub-advised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE TOTAL RETURN AND SECONDARILY, TO SEEK CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 9/30/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                              TARGET RETIREMENT 2020 FUND     AGGREGATE BOND INDEX            S&P 500 INDEX
                                              ---------------------------     --------------------            -------------
9/30/05                                                   9450                        10000                       10000
10/31/05                                                  9253                         9921                        9833

    --- TARGET RETIREMENT 2020     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450 starting value          $10,000 starting value             $9,833  ending value
        $9,253 ending value            $9,921  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                            INCEPTION     SINCE
                              DATE      INCEPTION
------------------------------------------------------
Target Retirement 2020 A#   9/30/2005    -2.10%
------------------------------------------------------
Target Retirement 2020 A##  9/30/2005    -7.47%
------------------------------------------------------
Target Retirement 2020 B#   9/30/2005    -2.20%
------------------------------------------------------
Target Retirement 2020 B##  9/30/2005    -7.09%
------------------------------------------------------
Target Retirement 2020 C#   9/30/2005    -2.20%
------------------------------------------------------
Target Retirement 2020 C##  9/30/2005    -3.18%
------------------------------------------------------
Target Retirement 2020 Y#   9/30/2005    -2.10%
------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

WHAT DID THE MARKETS DO AND HOW DID THE FUND PERFORM?

The Hartford Target Retirement 2020 Fund faced challenging conditions in its first month. In October of 2005, the financial markets struggled and most major indices finished the month with a loss. For the month ended October 31, 2005, the Fund's Class A shares, before sales charge returned -2.10%. Rising interest rates and inflation worries sent the broad fixed income markets down, declining 0.79% as measured by the Lehman Brothers Aggregate Bond Index. Despite generally solid earnings reports, equities similarly declined. The S&P 500 Index, a common benchmark for U.S. equities, lost 1.67% for the month. The appreciating dollar contributed to an even greater drop by foreign equities. The MSCI EAFE Index lost 2.91% for the month.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's primarily objective is to maximize total return, but with a secondary objective of preserving capital as the Fund approaches its target year of 2020. Currently, the Fund's asset allocation is set at approximately 65% equity and 35% fixed income. The equity allocation of the Fund is structured around five equity indices. For the one month since the Fund's inception, all five equity indices declined. The S&P 500/Barra Growth Index (down 1.58%) was the best performer, followed by the S&P 500/ Barra Value Index (down 1.75%), the S&P Midcap 400 Index (down 2.15%), the MSCI EAFE Index (down 2.91%), and finally the Russell 2000 Index (down 3.10%). Small cap, midcap and foreign equities are included in the portfolio due to their diversification benefits and their potential for greater long-term return. However, this month these more volatile styles were out of favor and therefore their exposure detracted from the Fund's performance. The fixed income component of the Fund is structured around five fixed income indices. Over the one month since the Fund's inception, the Credit Suisse First Boston (CSFB) Leveraged Loan Index was the top performer (up 0.32%), followed by the Lehman Brothers 1-3 Year Government Index (down 0.03%), the Lehman Brothers High Yield Index (down 0.70%), the Lehman Aggregate Bond Index (down 0.79%), and finally the Lehman U.S. TIPS Index (down 1.28%). During the month, the Fund's exposure to the bank loan asset class was one of the greatest contributors to performance relative to the benchmark. The exposure short-term bonds also contributed to excess return. However, the allocation to Treasury Inflation-Protected securities detracted from performance.

--------------------------------------------------------------------------------

OUTLOOK

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. While it may still be too early to tell fully what effect the storms will have on the national economy, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from another increase in the Federal Funds Target Rate by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. We will be monitoring the growth of the economy and the condition of the financial markets. While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocations according to our outlook and the Fund's objective to maximize total return for future retirees. Over a longer time horizon, as the Fund approaches its 2020 target retirement date, the Fund's allocation to equity will decrease while its allocation to fixed income increases.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2004

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 7.5%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   9.1
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        3.4
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               2.9
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 2.3
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           1.7
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       7.0
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   2.3
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          2.3
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          1.7
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         2.3
-------------------------------------------------------------------
Hartford Select MidCap Growth Fund, Class Y                 2.3
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       5.7
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        2.3
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      4.0
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    8.1
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                2.9
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  7.5
-------------------------------------------------------------------
Other Assets and Liabilities                               24.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Target Retirement 2030 Fund
(sub-advised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE TOTAL RETURN AND SECONDARILY, TO SEEK CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 9/30/05 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                              TARGET RETIREMENT 2030 FUND     AGGREGATE BOND INDEX            S&P 500 INDEX
                                              ---------------------------     --------------------            -------------
9/30/05                                                   9450                        10000                       10000
10/31/05                                                  9216                         9833                        9921

    --- TARGET RETIREMENT 2030     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450 starting value          $10,000 starting value             $9,833 ending value
        $9,216 ending value            $9,921 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                            INCEPTION     SINCE
                              DATE      INCEPTION
------------------------------------------------------
Target Retirement 2030 A#   9/30/2005    -2.50%
------------------------------------------------------
Target Retirement 2030 A##  9/30/2005    -7.84%
------------------------------------------------------
Target Retirement 2030 B#   9/30/2005    -2.60%
------------------------------------------------------
Target Retirement 2030 B##  9/30/2005    -7.47%
------------------------------------------------------
Target Retirement 2030 C#   9/30/2005    -2.60%
------------------------------------------------------
Target Retirement 2030 C##  9/30/2005    -3.57%
------------------------------------------------------
Target Retirement 2030 Y#   9/30/2005    -2.50%
------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

WHAT DID THE MARKETS DO AND HOW DID THE FUND PERFORM?

The Hartford Target Retirement 2030 Fund faced challenging conditions in its first month. In October of 2005, the financial markets struggled and most major indices finished the month with a loss. For the month ended October 31, 2005, the Fund's Class A shares, before sales charge, returned -2.50%. Rising interest rates and inflation worries sent the broad fixed income markets down, declining 0.79% as measured by the Lehman Brothers Aggregate Bond Index. Despite generally solid earnings reports, equities similarly declined. The S&P 500 Index, a common benchmark for U.S. equities, lost 1.67% for the month. The appreciating dollar contributed to an even greater drop by foreign equities. The MSCI EAFE Index lost 2.91% for the month.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's primarily objective is to maximize total return, but with a secondary objective of preserving capital as the Fund approaches its target year of 2030. Currently, the Fund's asset allocation is set at approximately 80% equity and 20% fixed income. The equity allocation of the Fund is structured around five equity indices. For the one month since the Fund's inception, all five equity indices declined. The S&P 500/Barra Growth Index (down 1.58%) was the best performer, followed by the S&P 500/ Barra Value Index (down 1.75%), the S&P Midcap 400 Index (down 2.15%), the MSCI EAFE Index (down 2.91%), and finally the Russell 2000 Index (down 3.10%). Small cap, midcap and foreign equities are included in the portfolio due to their diversification benefits and their potential for greater long-term return. However, this month these more volatile styles were out of favor and therefore their exposure detracted from the Fund's performance. Although the Fund has a long time horizon, it includes a modest allocation to bonds to increase the portfolio's diversification and enhance the Fund's overall risk-return characteristics. The fixed income component of the Fund is structured around three fixed income indices. Over the one month since the Fund's inception, the Lehman Brothers 1-3 Year Government Index (down 0.03%) was the top performer, followed by the Lehman Aggregate Bond Index (down 0.79%), and the Lehman U.S. TIPS Index (down 1.28%). During the month, the Fund's exposure to short-term bonds was one the greatest contributors to performance relative to the benchmark. However, the allocation to Treasury Inflation-Protected securities detracted from performance.

--------------------------------------------------------------------------------

OUTLOOK

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. While it may still be too early to tell fully what effect the storms will have on the national economy, it is likely that there will be a near-term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from another increase in the Federal Funds Target Rate by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels or inverting. We will be monitoring the growth of the economy and the condition of the financial markets. While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocations according to our outlook and the Fund's objective to maximize total return for future retirees. Over a longer time horizon, as the Fund approaches its 2030 target retirement date, the Fund's allocation to equity will decrease while its allocation to fixed income increases.

COMPOSITION BY UNDERLYING FUND
as of October 31, 2004

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                10.2%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                  12.8
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               5.1
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 2.6
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       7.7
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   5.1
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          2.6
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          2.6
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         2.6
-------------------------------------------------------------------
Hartford Select Midcap Growth Fund, Class Y                 2.6
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       2.5
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        5.1
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      7.7
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    7.7
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                2.6
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                 10.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 10.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free California Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENTINCOME EXEMPT FROM BOTH FEDERAL AND CALIFORNIAINCOME TAX.

PERFORMANCE OVERVIEW(2) 10/31/02 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                LEHMAN BROTHERS CALIFORNIA EXEMPT
                                                                 TAX-FREE CALIFORNIA FUND                     INDEX
                                                                 ------------------------       ---------------------------------
10/31/02                                                                   9550                               10000
                                                                           9476                                9985
                                                                           9718                               10166
                                                                           9620                               10116
                                                                           9814                               10269
                                                                           9805                               10274
                                                                           9863                               10562
                                                                          10116                               10630
                                                                          10000                               10549
                                                                           9437                               10152
                                                                           9540                               10234
                                                                           9869                               10529
10/03                                                                      9842                               10491
                                                                           9990                               10618
                                                                          10087                               10704
                                                                          10142                               10770
                                                                          10337                               10948
                                                                          10319                               10923
                                                                          10018                               10652
                                                                           9970                               10611
                                                                          10023                               10679
                                                                          10189                               10821
                                                                          10478                               11058
                                                                          10541                               11116
10/04                                                                     10643                               11231
                                                                          10550                               11149
                                                                          10706                               11293
                                                                          10831                               11421
                                                                          10790                               11386
                                                                          10727                               11310
                                                                          10925                               11495
                                                                          11010                               11579
                                                                          11097                               11664
                                                                          11047                               11620
                                                                          11167                               11748
                                                                          11097                               11678
10/05                                                                     11037                               11603

    --- TAX-FREE CALIFORNIA FUND              --- LEHMAN BROTHERS CALIFORNIA MUNICIPAL
        $9,550  starting value                    BOND INDEX
        $11,037 ending value                      $10,000 starting value
                                                  $11,603 ending value

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds issued by the State of California with maturities greater than two years.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

Charles Grande
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

                INCEPTION               SINCE
                   DATE      1 YEAR   INCEPTION
----------------------------------------------------
California A#   10/31/2002    3.69%     4.94%
----------------------------------------------------
California A##  10/31/2002   -1.01%     3.35%
----------------------------------------------------
California B#   10/31/2002    2.92%     4.16%
----------------------------------------------------
California B##  10/31/2002   -2.08%     3.23%
----------------------------------------------------
California C#   10/31/2002    2.91%     4.22%
----------------------------------------------------
California C##  10/31/2002    1.91%     4.22%
----------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the year ended October 31, 2005, the Lehman Brothers California Exempt Index was up 3.31%, more than double the gains of the investment grade Lehman Aggregate Bond Index which was up 1.13%. The Hartford Tax-Free California Fund Class A, performed strongly, with the Class A, before sales charge, returning 3.69%. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 3.49%.

WHY DID THE FUND PERFORM THIS WAY?

The year ending October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, however, for most of the year long-term rates declined due to strong demand from overseas and limited supply. The result was a much flatter yield curve. Additionally, the positive outlook for the economy boded favorably for most municipal credits, causing municipal credit spreads to tighten throughout the year. Although there were record levels of municipal bond issuance, primarily due to the refunding of issues at lower rates, the market's desire for tax-exempt bonds rapidly absorbed these new issues. There was, however, a lack of issuance for long maturity municipal bonds. Relating directly to California, improved economic conditions and a relatively calm political period allowed the State to resolve a number of issues with its budget, leading to tighter credit spreads for its issues.

Despite recent concerns about rising inflation and the destruction caused by Hurricanes Katrina and Rita, throughout most of the year the sustained growth in the U.S. economy fostered a healthy environment for most municipal credits. This was especially true for economic growth within the California economy. California's housing market has done exceptionally well, experiencing double-digit growth during this period. The strength of the housing market is a reflection of consumer confidence during a period of economic prosperity and low mortgage rates. Given that high yield bonds outperformed higher quality bonds, the Fund's large exposure to high yield Special Tax debt (tied directly to the housing market) and other lower rated credits benefited performance relative to its benchmark. As the yield curve flattened throughout the year, the Fund's underweight to short-term maturities and overweight to long-term maturities also benefited performance. Bonds maturing in more than 20 years were in demand from mutual funds that received positive cash flows that had to be put to work. In anticipation of the strong growth of the housing market, the Fund was overweight to Special Tax issues primarily due to a lack of high yield alternatives. Although the exposure to Special Tax bonds was beneficial to yield, we tempered our purchases by investing in shorter maturities where absolute yields were slightly lower, but spreads were wider. The Fund's SEC Yield declined as we struggled to balance the need for yield with

--------------------------------------------------------------------------------

the expense of taking greater credit risk at spreads where we did not believe we were being adequately compensated.

WHAT IS THE OUTLOOK?

In general, we remain positive on municipal bonds and recommend a balanced approach to the market. The historical positive credit dynamic is showing very early signs of stress as the adjusted high cost of fuel is expected have negative consequences upon municipalities that have already passed their budgets. Therefore, we are concerned about the extremely tight credit spreads. The disclosure of issue exposure to areas affected by Katrina may also cause near-term spread widening at the national level. Nevertheless, we expect that the pace of issuance will continue to slow, while a rising rate environment will attract the interest of retail investors either directly or through mutual fund flows. Consequently, we expect there will be a supply demand imbalance that will allow municipal bonds to outperform taxable product going into the year end. We favor longer maturity bonds, but look to selectively purchase intermediate maturities due to a lack of demand for intermediate bonds. We will continue to look for under valued investment grade credits and in California we are currently favoring the Education and Industrial Revenue sectors as opportunities arise.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        32.7%
-------------------------------------------------------------------
AA                                                          3.2
-------------------------------------------------------------------
A                                                          14.2
-------------------------------------------------------------------
BBB                                                        29.6
-------------------------------------------------------------------
NR                                                         20.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
General Obligations                                        21.3%
-------------------------------------------------------------------
Health Care/Services                                        8.0
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      14.5
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       3.4
-------------------------------------------------------------------
Land Development                                            8.3
-------------------------------------------------------------------
Miscellaneous                                              16.2
-------------------------------------------------------------------
Pollution Control                                           1.3
-------------------------------------------------------------------
Public Facilities                                           7.8
-------------------------------------------------------------------
Utilities -- Combined                                       1.5
-------------------------------------------------------------------
Utilities -- Gas                                            1.7
-------------------------------------------------------------------
Utilities -- Water and Sewer                                7.9
-------------------------------------------------------------------
Waste Disposal                                              2.1
-------------------------------------------------------------------
Short Term Investments                                      3.7
-------------------------------------------------------------------
Other Assets & Liabilities                                  2.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free Minnesota Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENTINCOME EXEMPT FROM BOTH FEDERAL INCOME TAX ANDMINNESOTA STATE PERSONAL INCOME TAX.


PERFORMANCE OVERVIEW(1,3) 10/31/95 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                  TAX-FREE MINNESOTA FUND                     INDEX
                                                                  -----------------------         ------------------------------
10/31/95                                                                    9550                              10000
                                                                            9685                              10166
                                                                            9782                              10264
                                                                            9825                              10341
                                                                            9756                              10271
                                                                            9630                              10140
                                                                            9607                              10111
                                                                            9611                              10107
                                                                            9701                              10218
                                                                            9782                              10310
                                                                            9768                              10308
                                                                            9887                              10452
10/96                                                                       9969                              10570
                                                                           10109                              10763
                                                                           10075                              10718
                                                                           10079                              10738
                                                                           10161                              10837
                                                                           10027                              10693
                                                                           10110                              10782
                                                                           10243                              10944
                                                                           10347                              11061
                                                                           10591                              11367
                                                                           10474                              11261
                                                                           10589                              11394
10/97                                                                      10654                              11468
                                                                           10709                              11535
                                                                           10857                              11703
                                                                           10952                              11824
                                                                           10935                              11828
                                                                           10938                              11838
                                                                           10879                              11785
                                                                           11049                              11971
                                                                           11083                              12018
                                                                           11108                              12049
                                                                           11322                              12235
                                                                           11463                              12387
10/98                                                                      11413                              12387
                                                                           11459                              12430
                                                                           11482                              12462
                                                                           11593                              12610
                                                                           11539                              12555
                                                                           11529                              12572
                                                                           11563                              12603
                                                                           11473                              12531
                                                                           11327                              12350
                                                                           11360                              12395
                                                                           11280                              12296
                                                                           11267                              12301
10/99                                                                      11141                              12168
                                                                           11244                              12297
                                                                           11187                              12205
                                                                           11129                              12152
                                                                           11269                              12293
                                                                           11455                              12562
                                                                           11388                              12488
                                                                           11320                              12423
                                                                           11569                              12752
                                                                           11714                              12929
                                                                           11883                              13129
                                                                           11816                              13061
10/00                                                                      11950                              13203
                                                                           12038                              13303
                                                                           12366                              13632
                                                                           12442                              13767
                                                                           12494                              13810
                                                                           12581                              13934
                                                                           12411                              13783
                                                                           12558                              13931
                                                                           12630                              14025
                                                                           12816                              14233
                                                                           13004                              14467
                                                                           12948                              14418
10/01                                                                      13120                              14590
                                                                           12956                              14467
                                                                           12823                              14330
                                                                           13006                              14579
                                                                           13072                              14755
                                                                           12851                              14465
                                                                           13089                              14748
                                                                           13152                              14838
                                                                           13303                              14995
                                                                           13455                              15189
                                                                           13597                              15371
                                                                           13880                              15708
10/02                                                                      13600                              15447
                                                                           13503                              15382
                                                                           13821                              15707
                                                                           13756                              15667
                                                                           13966                              15887
                                                                           13954                              15896
                                                                           14011                              16001
                                                                           14385                              16376
                                                                           14306                              16305
                                                                           13733                              15735
                                                                           13819                              15853
                                                                           14281                              16319
10/03                                                                      14175                              16237
                                                                           14342                              16406
                                                                           14483                              16542
                                                                           14542                              16636
                                                                           14767                              16886
                                                                           14743                              16827
                                                                           14385                              16428
                                                                           14348                              16369
                                                                           14380                              16428
                                                                           14568                              16645
                                                                           14869                              16978
                                                                           14960                              17067
10/04                                                                      15078                              17214
                                                                           14936                              17073
                                                                           15128                              17281
                                                                           15248                              17442
                                                                           15191                              17385
                                                                           15090                              17275
                                                                           15310                              17548
                                                                           15417                              17673
                                                                           15484                              17782
                                                                           15402                              17702
                                                                           15573                              17881
                                                                           15444                              17761
10/05                                                                      15329                              17653

    --- TAX-FREE MINNESOTA FUND               --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550  starting value                    $10,000 starting value
        $15,329 ending value                      $17,653 ending value

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

               INCEPTION      1        5      10       SINCE
                  DATE       YEAR    YEAR    YEAR    INCEPTION
-------------------------------------------------------------------
Minnesota
 A#..........    6/2/1986    1.66%   5.11%   4.85%     5.94%
-------------------------------------------------------------------
Minnesota
 A##.........    6/2/1986   -2.89%   4.14%   4.37%     5.69%
-------------------------------------------------------------------
Minnesota
 B#..........  11/14/1994    0.91%   4.40%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 B##.........  11/14/1994   -3.99%   4.06%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 C#..........  11/14/1994    1.01%   4.39%   3.97%     4.84%
-------------------------------------------------------------------
Minnesota
 C##.........  11/14/1994    0.03%   4.39%   3.97%     4.84%
-------------------------------------------------------------------
Minnesota
 E#..........    6/2/1986    1.68%   5.40%   4.99%     6.01%
-------------------------------------------------------------------
Minnesota
 E##.........    6/2/1986   -2.86%   4.44%   4.51%     5.76%
-------------------------------------------------------------------
Minnesota
 H#..........  11/14/1994    1.00%   4.44%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 H##.........  11/14/1994   -2.92%   4.10%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 L#..........  11/14/1994    1.62%   5.22%   4.76%     5.65%
-------------------------------------------------------------------
Minnesota
 L##.........  11/14/1994   -2.93%   4.25%   4.28%     5.21%
-------------------------------------------------------------------
Minnesota
 M#..........  11/14/1994    1.00%   4.49%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 M##.........  11/14/1994   -2.92%   4.15%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 N#..........  11/14/1994    0.91%   4.49%   4.02%     4.87%
-------------------------------------------------------------------
Minnesota
 N##.........  11/14/1994   -0.07%   4.49%   4.02%     4.87%
-------------------------------------------------------------------
Minnesota
 Y#..........   2/19/2002    1.66%    NA      NA       4.75%
-------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Classes
   B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Class A, E and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, E, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the year ended October 31, 2005, the Lehman Brothers Municipal Bond Index up 2.56%. The Hartford Tax-Free Minnesota Fund performed solidly, with the Class A Shares returning 1.66% before sales charges. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 3.35%.

WHY DID THE FUND PERFORM THIS WAY?

The year ended October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, however, for most of the year long-term rates declined due to strong demand from overseas and limited supply. The result was a much flatter yield curve. Additionally, the positive outlook for the economy boded favorably for most municipal credits, causing municipal credit spreads to tighten throughout the period. Additionally, limited issuance of high yield debt within Minnesota made the search for incremental yield/performance through credit spread tightening difficult. Although there were record levels of municipal bond issuance, primarily due to the refunding of issues at lower rates, the market's desire for tax-exempt bonds rapidly absorbed these new issues.

Despite recent concerns about rising inflation and the destruction caused by Hurricanes Katrina and Rita, throughout most of the year the sustained growth in the U.S. economy fostered a healthy environment for municipal credits. While we would have preferred to add more higher yielding, long-term maturity bonds to the portfolio during the year, the lack of issuance of this type pf paper in Minnesota and high demand from other state specific mutual funds prevented us from doing so at reasonable valuations. Therefore, since credit spreads continued to tighten throughout the year, the Fund would have performed better if it had held more high yield bonds. The Fund's SEC Yield declined as we struggled to balance the need for yield with the expense of taking greater credit risk at spreads where we did not believe we were being adequately compensated.

WHAT IS THE OUTLOOK?

In general, we remain positive on municipal bonds and recommend a balanced approach to the market. The historical positive credit dynamic is showing very early signs of stress as the adjusted high cost of fuel is expected have negative consequences upon municipalities that have already passed their budgets.

--------------------------------------------------------------------------------

Therefore, we are concerned about the extremely tight credit spreads. The disclosure of issue exposure to areas affected by Katrina may also cause near-term spread widening at the national level. Nevertheless, we expect that the pace of issuance will continue to slow, while a rising rate environment will attract the interest of retail investors either directly or through mutual fund flows. Consequently, we expect there will be a supply-demand imbalance that will allow municipal bonds to outperform taxable product going into the year end. Going forward, we continue to be cautious about credit and weigh spread pick-up and curve positioning with each purchase. Within our search for under valued investment grade credits, we have recently identified opportunities within the Health Care sector. We also remain aggressive in searching for higher yielding opportunities.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        30.8%
-------------------------------------------------------------------
AA                                                         18.6
-------------------------------------------------------------------
A                                                          24.4
-------------------------------------------------------------------
BBB                                                        21.3
-------------------------------------------------------------------
NR                                                          4.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            4.4%
-------------------------------------------------------------------
General Obligations                                        21.0
-------------------------------------------------------------------
Health Care/Services                                       15.9
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      14.8
-------------------------------------------------------------------
Housing (HFA's, etc.)                                      10.6
-------------------------------------------------------------------
Miscellaneous                                              11.2
-------------------------------------------------------------------
Pollution Control                                           1.4
-------------------------------------------------------------------
Public Facilities                                           2.4
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
Utilities -- Combined                                       0.8
-------------------------------------------------------------------
Utilities -- Electric                                       4.4
-------------------------------------------------------------------
Utilities -- Water and Sewer                                4.6
-------------------------------------------------------------------
Short Term-Investments                                      1.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free National Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENTINCOME EXEMPT FROM FEDERAL INCOME TAX.



PERFORMANCE OVERVIEW(1,3) 10/31/95 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                   TAX-FREE NATIONAL FUND                     INDEX
                                                                   ----------------------         ------------------------------
10/31/95                                                                    9550                              10000
                                                                            9751                              10166
                                                                            9854                              10264
                                                                            9905                              10341
                                                                            9804                              10271
                                                                            9657                              10140
                                                                            9608                              10111
                                                                            9614                              10107
                                                                            9701                              10218
                                                                            9816                              10310
                                                                            9794                              10308
                                                                            9937                              10452
10/96                                                                      10044                              10570
                                                                           10226                              10763
                                                                           10166                              10718
                                                                           10163                              10738
                                                                           10243                              10837
                                                                           10098                              10693
                                                                           10180                              10782
                                                                           10328                              10944
                                                                           10439                              11061
                                                                           10779                              11367
                                                                           10611                              11261
                                                                           10751                              11394
10/97                                                                      10814                              11468
                                                                           10868                              11535
                                                                           11054                              11703
                                                                           11166                              11824
                                                                           11140                              11828
                                                                           11125                              11838
                                                                           11028                              11785
                                                                           11239                              11971
                                                                           11260                              12018
                                                                           11271                              12049
                                                                           11465                              12235
                                                                           11608                              12387
10/98                                                                      11568                              12387
                                                                           11600                              12430
                                                                           11632                              12462
                                                                           11747                              12610
                                                                           11675                              12555
                                                                           11655                              12572
                                                                           11698                              12603
                                                                           11594                              12531
                                                                           11393                              12350
                                                                           11426                              12395
                                                                           11320                              12296
                                                                           11310                              12301
10/99                                                                      11150                              12168
                                                                           11281                              12297
                                                                           11206                              12205
                                                                           11141                              12152
                                                                           11297                              12293
                                                                           11519                              12562
                                                                           11445                              12488
                                                                           11371                              12423
                                                                           11654                              12752
                                                                           11803                              12929
                                                                           11988                              13129
                                                                           11913                              13061
10/00                                                                      12042                              13203
                                                                           12126                              13303
                                                                           12508                              13632
                                                                           12593                              13767
                                                                           12620                              13810
                                                                           12725                              13934
                                                                           12496                              13783
                                                                           12635                              13931
                                                                           12726                              14025
                                                                           12928                              14233
                                                                           13202                              14467
                                                                           13126                              14418
10/01                                                                      13303                              14590
                                                                           13129                              14467
                                                                           12945                              14330
                                                                           13181                              14579
                                                                           13305                              14755
                                                                           13014                              14465
                                                                           13295                              14748
                                                                           13409                              14838
                                                                           13556                              14995
                                                                           13740                              15189
                                                                           13913                              15371
                                                                           14246                              15708
10/02                                                                      13951                              15447
                                                                           13827                              15382
                                                                           14200                              15707
                                                                           14103                              15667
                                                                           14348                              15887
                                                                           14327                              15896
                                                                           14451                              16001
                                                                           14855                              16376
                                                                           14744                              16305
                                                                           14065                              15735
                                                                           14204                              15853
                                                                           14630                              16319
10/03                                                                      14534                              16237
                                                                           14709                              16406
                                                                           14865                              16542
                                                                           14968                              16636
                                                                           15205                              16886
                                                                           15174                              16827
                                                                           14792                              16428
                                                                           14734                              16369
                                                                           14785                              16428
                                                                           15000                              16645
                                                                           15326                              16978
                                                                           15419                              17067
10/04                                                                      15566                              17214
                                                                           15436                              17073
                                                                           15642                              17281
                                                                           15806                              17442
                                                                           15743                              17385
                                                                           15626                              17275
                                                                           15903                              17548
                                                                           16041                              17673
                                                                           16148                              17782
                                                                           16084                              17702
                                                                           16263                              17881
                                                                           16142                              17761
10/05                                                                      16049                              17653

    --- TAX-FREE NATIONAL FUND                 --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550  starting value                     $10,000 starting value
        $16,049 ending value                       $17,653 ending value

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

              INCEPTION      1       5      10      SINCE
                 DATE       YEAR    YEAR   YEAR   INCEPTION
----------------------------------------------------------------
National A#     6/2/1986    3.10%   5.91%  5.33%    6.45%
----------------------------------------------------------------
National A##    6/2/1986   -1.55%   4.94%  4.85%    6.20%
----------------------------------------------------------------
National B#   11/14/1994    2.36%   5.03%    NA*      NA*
----------------------------------------------------------------
National B##  11/14/1994   -2.60%   4.70%    NA*      NA*
----------------------------------------------------------------
National C#   11/14/1994    2.35%   5.11%  4.39%    5.39%
----------------------------------------------------------------
National C##  11/14/1994    1.36%   5.11%  4.39%    5.39%
----------------------------------------------------------------
National E#     6/2/1986    3.20%   6.06%  5.40%    6.49%
----------------------------------------------------------------
National E##    6/2/1986   -1.45%   5.08%  4.92%    6.24%
----------------------------------------------------------------
National H#   11/14/1994    2.35%   5.09%    NA*      NA*
----------------------------------------------------------------
National H##  11/14/1994   -1.62%   4.76%    NA*      NA*
----------------------------------------------------------------
National L#   11/14/1994    3.06%   5.84%  5.17%    6.17%
----------------------------------------------------------------
National L##  11/14/1994   -1.60%   4.86%  4.69%    5.72%
----------------------------------------------------------------
National M#   11/14/1994    2.35%   5.09%    NA*      NA*
----------------------------------------------------------------
National M##  11/14/1994   -1.62%   4.76%    NA*      NA*
----------------------------------------------------------------
National N#   11/14/1994    2.36%   5.08%  4.38%    5.38%
----------------------------------------------------------------
National N##  11/14/1994    1.37%   5.08%  4.38%    5.38%
----------------------------------------------------------------
National Y#    2/19/2002    3.20%     NA     NA     5.58%
----------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A, E and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, E, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the year ended October 31, 2005, the Lehman Brothers Municipal Bond Index returned 2.56%. The Hartford Tax-Free National Fund performed strongly, with the Class A Shares returning 3.10%, before sales charges. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 3.39%.

WHY DID THE FUND PERFORM THIS WAY?

The year ended October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, however, for most of the year long-term rates declined due to strong demand from overseas and limited supply. The result was a much flatter yield curve. Additionally, the positive outlook for the economy boded favorably for most municipal credits, causing municipal credit spreads to tighten throughout the year. The occurrence of spread tightening was especially true for high yield municipal bonds. Although there were record levels of bond issuance primarily, due to the refunding of issues at lower rates, the market's desire for municipal bonds rapidly absorbed these new issues. There was, however, a lack of issuance for long maturity municipal bonds.

Despite recent concerns about rising inflation and the destruction caused by Hurricanes Katrina and Rita, throughout most of the year the sustained growth in the U.S. economy fostered a healthy environment for municipal credits. Given that high yield bonds outperformed higher quality bonds, the Fund's large exposure to high yield and lower rated credits benefited performance relative to its benchmark. As the yield curve flattened throughout the year, the Fund's underweight to short-term maturities and overweight to long-term maturities also benefited performance; bonds maturing in more than 20 years saw great demand from mutual funds receiving positive cash flows requiring reinvestment. The Fund's SEC Yield declined as we struggled to balance the need for yield with the expense of taking greater credit risk at spreads where we did not believe we were being adequately compensated.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

We remain positive on municipal bonds and recommend a balanced approach to the market. The historical positive credit dynamic is showing very early signs of stress as the adjusted high cost of fuel is expected to have negative consequences upon municipalities that have already passed their budgets. Therefore, we are concerned about the extremely tight credit spreads. The disclosure of specific issue exposure to areas affected by Katrina may also cause near-term spread widening. Nevertheless, we expect that the pace of issuance will continue to slow, while a rising rate environment will attract the interest of retail investors either directly or through mutual fund flows. Consequently, we expect there will be a supply demand imbalance that will allow municipal bonds to outperform taxable product going into the year end. We favor longer maturity bonds, but look to selectively purchase intermediate maturities due to a lack of demand for intermediate bonds.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        17.1%
-------------------------------------------------------------------
AA                                                         13.3
-------------------------------------------------------------------
A                                                          15.0
-------------------------------------------------------------------
BBB                                                        31.8
-------------------------------------------------------------------
BB                                                          2.1
-------------------------------------------------------------------
NR                                                         20.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            0.5%
-------------------------------------------------------------------
General Obligations                                        20.5
-------------------------------------------------------------------
Health Care/Services                                       12.6
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      10.8
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       3.7
-------------------------------------------------------------------
Industrial                                                  0.6
-------------------------------------------------------------------
Land Development                                            4.1
-------------------------------------------------------------------
Miscellaneous                                              19.1
-------------------------------------------------------------------
Pollution Control                                           2.3
-------------------------------------------------------------------
Public Facilities                                           8.1
-------------------------------------------------------------------
Refunded with U.S. Gov't Securities                         1.4
-------------------------------------------------------------------
Transportation                                              2.0
-------------------------------------------------------------------
Utilities -- Combined                                       0.8
-------------------------------------------------------------------
Utilities -- Electric                                       3.7
-------------------------------------------------------------------
Utilities -- Water and Sewer                                5.0
-------------------------------------------------------------------
Short-Term Investments                                      3.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DISTRIBUTION BY STATE
as of October 31, 2005

                                                      PERCENTAGE OF
STATE                                                  NET ASSETS
-------------------------------------------------------------------
Alabama                                                     1.9%
-------------------------------------------------------------------
Arizona                                                     5.4
-------------------------------------------------------------------
California                                                 14.0
-------------------------------------------------------------------
Colorado                                                    1.0
-------------------------------------------------------------------
Florida                                                     4.9
-------------------------------------------------------------------
Georgia                                                     5.1
-------------------------------------------------------------------
Illinois                                                    5.5
-------------------------------------------------------------------
Kansas                                                      1.7
-------------------------------------------------------------------
Kentucky                                                    1.2
-------------------------------------------------------------------
Louisiana                                                   0.5
-------------------------------------------------------------------
Maryland                                                    1.1
-------------------------------------------------------------------
Massachusetts                                               2.0
-------------------------------------------------------------------
Michigan                                                    4.8
-------------------------------------------------------------------
Minnesota                                                   4.4
-------------------------------------------------------------------
Mississippi                                                 0.3
-------------------------------------------------------------------
Missouri                                                    0.5
-------------------------------------------------------------------
Nevada                                                      1.5
-------------------------------------------------------------------
New Hampshire                                               0.8
-------------------------------------------------------------------
New Jersey                                                  4.1
-------------------------------------------------------------------
New Mexico                                                  0.6
-------------------------------------------------------------------
New York                                                    5.9
-------------------------------------------------------------------
North Carolina                                              1.0
-------------------------------------------------------------------
Ohio                                                        1.8
-------------------------------------------------------------------
Other U.S. Territories                                      2.7
-------------------------------------------------------------------
Pennsylvania                                                6.0
-------------------------------------------------------------------
Rhode Island                                                6.4
-------------------------------------------------------------------
South Carolina                                              1.0
-------------------------------------------------------------------
Tennessee                                                   0.5
-------------------------------------------------------------------
Texas                                                       2.5
-------------------------------------------------------------------
Utah                                                        0.5
-------------------------------------------------------------------
Virginia                                                    3.0
-------------------------------------------------------------------
Washington                                                  0.7
-------------------------------------------------------------------
Wisconsin                                                   1.9
-------------------------------------------------------------------
Short Term-Investments                                      3.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free New York Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL, NEW YORK STATE ANDNEW YORK CITY INCOME TAX.

PERFORMANCE OVERVIEW(2) 10/31/02 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                   TAX-FREE NEW YORK FUND          LEHMAN NEW YORK EXEMPT INDEX
                                                                   ----------------------          ----------------------------
10/31/02                                                                    9550                              10000
                                                                            9474                               9945
                                                                            9733                              10161
                                                                            9660                              10138
                                                                            9831                              10275
                                                                            9850                              10285
                                                                            9937                              10349
                                                                           10256                              10584
                                                                           10168                              10542
                                                                            9643                              10185
                                                                            9752                              10267
                                                                           10097                              10562
10/03                                                                      10030                              10514
                                                                           10171                              10621
                                                                           10319                              10698
                                                                           10384                              10757
                                                                           10577                              10914
                                                                           10538                              10873
                                                                           10225                              10626
                                                                           10166                              10587
                                                                           10197                              10620
                                                                           10351                              10760
                                                                           10588                              10969
                                                                           10671                              11028
10/04                                                                      10784                              11120
                                                                           10665                              11027
                                                                           10821                              11154
                                                                           10936                              11251
                                                                           10892                              11219
                                                                           10818                              11147
                                                                           10987                              11313
                                                                           11074                              11391
                                                                           11170                              11459
                                                                           11129                              11405
                                                                           11235                              11517
                                                                           11149                              11440
10/05                                                                      11073                              11376

    --- TAX-FREE NEW YORK FUND                --- LEHMAN BROTHERS NEW YORK MUNICIPAL
        $9,550  starting value                    BOND INDEX
        $11,073 ending value                      $10,000 starting value
                                                  $11,376 ending value

LEHMAN BROTHERS NEW YORK MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds issued by the State of New York with maturities greater than two years.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

              INCEPTION               SINCE
                 DATE      1 YEAR   INCEPTION
--------------------------------------------------
New York A#   10/31/2002    2.66%     5.05%
--------------------------------------------------
New York A##  10/31/2002   -1.95%     3.46%
--------------------------------------------------
New York B#   10/31/2002    1.90%     4.30%
--------------------------------------------------
New York B##  10/31/2002   -3.05%     3.37%
--------------------------------------------------
New York C#   10/31/2002    1.90%     4.30%
--------------------------------------------------
New York C##  10/31/2002    0.91%     4.30%
--------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the year ended October 31, 2005, the Lehman Brothers New York Exempt Index returned 2.29%. The Hartford Tax-Free New York Fund performed strongly, with the Class A, before sales charge, returning 2.66%, before sales charges. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 3.16%.

WHY DID THE FUND PERFORM THIS WAY?

The year ended October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, however, for most of the year long-term rates declined due to strong demand from overseas and limited supply. The result was a much flatter yield curve. Additionally, a positive outlook for the economy boded favorably for most municipal credits, causing municipal credit spreads to tighten throughout the year. Although there were record levels of municipal bond issuance at the national level, primarily due to the refunding of issues at lower rates, the market's desire for tax-exempt bonds rapidly absorbed these new issues. However, the market for New York bonds saw limited issuance of both long maturity municipal bonds and high yield issues. This made our search for incremental yield, and performance in a tightening credit spread environment, problematic. General obligation debt of New York State and local credits showed improving fundamentals due to continued tax base growth and a stable economy.

Despite recent concerns about rising inflation and the destruction caused by Hurricanes Katrina and Rita, throughout most of the year the sustained growth in the U.S. economy fostered a healthy environment for most municipal credits. Given that high yield bonds outperformed higher quality bonds later in the year, the Fund's lower exposure to below investment grade issues was a drag on performance relative to its benchmark. Throughout the year, the lack of issuance of high yield bonds at reasonable pricing levels was a challenge to the Fund. Early in the year, the Fund's large exposure to triple-B rated credits assisted performance. As the year progressed, spreads continued to tighten considerably, further benefiting the Fund's performance. As the yield curve flattened throughout the year, the Fund's underweight to short-term maturities and overweight to long-term maturities also benefited performance; bonds maturing in more than 20 years were in demand from mutual funds that were receiving positive cash flows which needed to be reinvested. The Fund's SEC Yield declined as we struggled to balance the need for yield with the expense of taking greater credit risk at spreads where we did not believe we were being adequately compensated.

WHAT IS THE OUTLOOK?

We remain positive on municipal bonds and recommend a balanced approach to the market. The historical positive credit dynamic is showing very early signs of stress as the adjusted high

--------------------------------------------------------------------------------

cost of fuel is expected have negative consequences upon municipalities that have already passed their budgets. Therefore, we are concerned about the extremely tight credit spreads. The disclosure of issue exposure to areas affected by Katrina may also cause near-term spread widening at the national level. Nevertheless, we expect that the pace of issuance will continue to slow, while a rising rate environment will attract the interest of retail investors either directly or through mutual fund flows. Consequently, we expect there will be a supply-demand imbalance that will allow municipal bonds to outperform taxable product going into year end. We favor longer maturity bonds, but look to selectively purchase intermediate maturities due to a lack of demand for intermediate bonds. Going forward, we continue to be cautious about credit and weigh spread pick-up and curve positioning with each purchase.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        23.5%
-------------------------------------------------------------------
AA                                                         29.2
-------------------------------------------------------------------
A                                                          23.5
-------------------------------------------------------------------
BBB                                                        20.1
-------------------------------------------------------------------
BB                                                          2.2
-------------------------------------------------------------------
NR                                                          1.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            1.3%
-------------------------------------------------------------------
General Obligations                                        23.3
-------------------------------------------------------------------
Health Care/Services                                        7.3
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      25.0
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       4.3
-------------------------------------------------------------------
Industrial                                                  2.3
-------------------------------------------------------------------
Land Development                                            0.6
-------------------------------------------------------------------
Miscellaneous                                              14.2
-------------------------------------------------------------------
Pollution Control                                           3.0
-------------------------------------------------------------------
Public Facilities                                           2.9
-------------------------------------------------------------------
Transportation                                              3.0
-------------------------------------------------------------------
Utilities -- Electric                                       1.6
-------------------------------------------------------------------
Utilities -- Water and Sewer                                2.9
-------------------------------------------------------------------
Short Term-Investments                                      4.7
-------------------------------------------------------------------
Other Assets & Liabilities                                  3.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Total Return Bond Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS A COMPETITIVE TOTAL RETURN, WITH INCOME AS A SECONDARY OBJECTIVE.


PERFORMANCE OVERVIEW(3) 7/22/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                TOTAL RETURN BOND FUND                       INDEX
                                                                ----------------------        -----------------------------------
7/22/96                                                                  9550                                10000
                                                                         9569                                10027
                                                                         9562                                10010
                                                                         9751                                10184
10/96                                                                    9958                                10410
                                                                        10168                                10588
                                                                        10097                                10490
                                                                        10153                                10522
                                                                        10186                                10549
                                                                        10054                                10431
                                                                        10205                                10588
                                                                        10315                                10689
                                                                        10464                                10816
                                                                        10811                                11108
                                                                        10694                                11013
                                                                        10865                                11175
10/97                                                                   10960                                11337
                                                                        11034                                11389
                                                                        11187                                11504
                                                                        11339                                11652
                                                                        11332                                11642
                                                                        11381                                11682
                                                                        11419                                11743
                                                                        11533                                11854
                                                                        11618                                11955
                                                                        11618                                11980
                                                                        11693                                12175
                                                                        12008                                12460
10/98                                                                   11871                                12394
                                                                        11996                                12465
                                                                        12027                                12502
                                                                        12122                                12591
                                                                        11818                                12371
                                                                        11878                                12439
                                                                        11940                                12479
                                                                        11769                                12369
                                                                        11697                                12329
                                                                        11655                                12276
                                                                        11632                                12270
                                                                        11739                                12412
10/99                                                                   11766                                12458
                                                                        11770                                12457
                                                                        11702                                12397
                                                                        11673                                12356
                                                                        11813                                12506
                                                                        11970                                12671
                                                                        11951                                12634
                                                                        11940                                12628
                                                                        12212                                12891
                                                                        12293                                13008
                                                                        12434                                13196
                                                                        12505                                13280
10/00                                                                   12539                                13367
                                                                        12733                                13586
                                                                        13017                                13839
                                                                        13302                                14066
                                                                        13381                                14189
                                                                        13398                                14259
                                                                        13378                                14200
                                                                        13452                                14285
                                                                        13430                                14339
                                                                        13740                                14660
                                                                        13893                                14829
                                                                        13928                                15002
10/01                                                                   14162                                15316
                                                                        14084                                15105
                                                                        14020                                15008
                                                                        14075                                15129
                                                                        14130                                15276
                                                                        13909                                15023
                                                                        14178                                15314
                                                                        14327                                15444
                                                                        14304                                15579
                                                                        14335                                15767
                                                                        14609                                16034
                                                                        14745                                16293
10/02                                                                   14798                                16218
                                                                        14958                                16213
                                                                        15323                                16549
                                                                        15450                                16564
                                                                        15685                                16793
                                                                        15705                                16779
                                                                        15905                                16918
                                                                        16243                                17233
                                                                        16229                                17199
                                                                        15739                                16621
                                                                        15847                                16730
                                                                        16274                                17174
10/03                                                                   16153                                17014
                                                                        16211                                17055
                                                                        16416                                17229
                                                                        16544                                17367
                                                                        16676                                17554
                                                                        16769                                17686
                                                                        16362                                17226
                                                                        16303                                17157
                                                                        16368                                17255
                                                                        16483                                17426
                                                                        16768                                17759
                                                                        16848                                17807
10/04                                                                   16983                                17956
                                                                        16925                                17813
                                                                        17068                                17976
                                                                        17148                                18090
                                                                        17083                                17983
                                                                        16968                                17891
                                                                        17168                                18133
                                                                        17309                                18329
                                                                        17432                                18429
                                                                        17303                                18261
                                                                        17488                                18495
                                                                        17287                                18305
10/05                                                                   17151                                18160

    --- TOTAL RETURN BOND FUND             --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $17,151 ending value                   $18,160 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

                  INCEPTION                       SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Total Return A#   7/22/1996    1.00%   6.46%      6.51%
--------------------------------------------------------------
Total Return A##  7/22/1996   -3.58%   5.48%      5.98%
--------------------------------------------------------------
Total Return B#   7/22/1996    0.25%   5.71%      NA*
--------------------------------------------------------------
Total Return B##  7/22/1996   -4.60%   5.39%      NA*
--------------------------------------------------------------
Total Return C#   7/22/1996    0.34%   5.79%      5.80%
--------------------------------------------------------------
Total Return C##  7/22/1996   -0.63%   5.79%      5.80%
--------------------------------------------------------------
Total Return Y#   7/22/1996    1.45%   6.97%      7.00%
--------------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford Total Return Bond Fund Class A had a total return, before sales charge of 1.00%, versus the return of 0.82% for the Lipper Intermediate Investment Grade Debt Fund Index and 1.13% for the Lehman Brothers U.S. Aggregate Bond Index. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 3.48%.

WHY DID THE FUND PERFORM THIS WAY?

The year ended October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. This positive outlook for the economy boded favorable for high yield bonds, which were among the strongest performing bond groups for the year. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds began to rise and below-investment grade bonds fell out of favor. Accordingly, over the last three months, most fixed income indices experienced losses, with longer maturity and lower quality bonds declining most.

The Fund's benchmark is the investment grade Lehman Brothers Aggregate Bond Index. However, as part of its investment strategy, the Total Return Fund typically makes allocations to out-of-index sectors, including sectors that are considered below investment grade quality or more volatile in nature. Through the year ended October 31, 2005, the Fund maintained exposure to high yield bonds and a small position in emerging market securities. During the overall period, emerging market bonds were the strongest performers and high yield securities outperformed investment grade corporate bonds. Accordingly, the Fund's exposure to emerging markets and high yield corporate bonds contributed to performance relative to the benchmark. The Fund also had exposure to Non-Dollar Government Bonds and at various times throughout the year, tactical exposure to foreign currency. As U.S. rates rose more than European rates, the Non-Dollar Government Bonds outperformed comparable duration U.S. Treasury bonds. The tactical exposure to foreign currency had a negligible impact to the return of the fund. The security selection within the Investment Grade Corporate sector was also a positive contributor to the Fund. Throughout most of the year, the portfolio was positioned for rising rates and a flatter yield

--------------------------------------------------------------------------------

curve. This defensive positioning was the largest contributor to performance relative to the benchmark, and the combination of these decisions lead to the Fund out-performing the Index on a gross return basis. Under-weighting U.S. Agencies was a negative contributor, as was a small allocation to Treasury Inflation Protection Securities. It should be noted that the Fund does not use derivatives, such as options, future and forward agreements, for speculative purposes.
WHAT IS THE OUTLOOK?

Prior to the hurricanes, our view was that the U.S. economy was on very solid footing and that inflation, while expected to stay somewhat elevated from 2004 levels, was not likely to worsen materially. It is still too early to tell what effect the storms will have on the economy. However, it is likely that there will be a near term slowing followed by a bounce related to rebuilding. This pattern would represent a fairly typical reaction to natural disasters. For the remainder of the year, however, we are forecasting higher short-term rates resulting from further rate increases by the Federal Reserve. As short-term rates continue to rise, we believe the yield curve will continue to flatten, with short and long maturity Treasury rates eventually trading at similar yield levels. We see the potential for the yield curve to invert.

We have begun to decrease risk in the portfolios by reducing lower quality corporate exposure, since higher short-term rates typically reduce liquidity and increase cost of funds particularly for lower quality and more highly leveraged credits. Over the past few months the corporate market also has been subject to specific or idiosyncratic event risk. We also are concerned that higher mortgage rates and higher energy costs combined with low U.S. saving rates may lead to slower consumer spending. Consequently, we are underweight consumer cyclical sectors such as home building, consumer products and the automotive sector of the Corporate Index. Also, we continue to overweight the high quality rated securitized markets. Inflation prospects have clearly worsened. A surge in oil and gasoline prices in the wake of Hurricane Katrina and Rita has led to a sharp shift in inflation assumptions. Higher inflation expectation should be an advantageous environment for Treasury Inflation Protected Securities (TIPs), and we have begun opportunistically to add them to the portfolios. Overall, our portfolios are positioned to benefit from further curve flattening, higher rates, increased market volatility and heightened credit risk. Should our views change, we will adjust the portfolio holdings accordingly.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
                                                        LONG-TERM
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        66.0%
-------------------------------------------------------------------
AA                                                          6.4
-------------------------------------------------------------------
A                                                           9.9
-------------------------------------------------------------------
BBB                                                        11.6
-------------------------------------------------------------------
BB                                                          3.3
-------------------------------------------------------------------
B                                                           0.7
-------------------------------------------------------------------
CCC                                                         0.2
-------------------------------------------------------------------
C                                                           0.1
-------------------------------------------------------------------
NR                                                          1.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.3%
-------------------------------------------------------------------
Capital Goods                                               0.7
-------------------------------------------------------------------
Consumer Cyclical                                           1.4
-------------------------------------------------------------------
Consumer Staples                                            0.4
-------------------------------------------------------------------
Energy                                                      2.9
-------------------------------------------------------------------
Finance                                                    23.6
-------------------------------------------------------------------
Foreign Governments                                         4.9
-------------------------------------------------------------------
General Obligations                                         0.6
-------------------------------------------------------------------
Health Care                                                 0.7
-------------------------------------------------------------------
Miscellaneous                                               0.1
-------------------------------------------------------------------
Services                                                    1.5
-------------------------------------------------------------------
Technology                                                  4.2
-------------------------------------------------------------------
Transportation                                              0.5
-------------------------------------------------------------------
U.S. Government Agencies                                   30.6
-------------------------------------------------------------------
U.S. Government Securities                                 15.4
-------------------------------------------------------------------
Utilities                                                   3.1
-------------------------------------------------------------------
Short-Term Investments                                     33.9
-------------------------------------------------------------------
Other Assets & Liabilities                                -26.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford U.S. Government Securities Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT INCOME WHILE MAINTAINING PRESERVATION OF CAPITAL CONSISTENT WITH PRUDENT INVESTMENT RISK.

PERFORMANCE OVERVIEW(1,3) 10/31/95 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                              U.S. GOVERNMENT SECURITIES FUND    LEHMAN BROTHERS U.S. GOV'T INDEX
                                                              -------------------------------    --------------------------------
10/31/95                                                                    9550                              10000
                                                                            9676                              10156
                                                                            9792                              10300
                                                                            9856                              10363
                                                                            9688                              10152
                                                                            9625                              10067
                                                                            9572                              10003
                                                                            9559                               9986
                                                                            9674                              10115
                                                                            9693                              10140
                                                                            9679                              10118
                                                                            9851                              10286
10/96                                                                      10048                              10512
                                                                           10212                              10695
                                                                           10121                              10586
                                                                           10152                              10597
                                                                           10172                              10612
                                                                           10057                              10500
                                                                           10203                              10651
                                                                           10292                              10743
                                                                           10405                              10863
                                                                           10669                              11171
                                                                           10582                              11061
                                                                           10740                              11227
10/97                                                                      10887                              11421
                                                                           10916                              11479
                                                                           11017                              11600
                                                                           11166                              11774
                                                                           11145                              11742
                                                                           11183                              11775
                                                                           11222                              11828
                                                                           11334                              11950
                                                                           11446                              12086
                                                                           11461                              12104
                                                                           11697                              12419
                                                                           11985                              12754
10/98                                                                      11875                              12711
                                                                           11928                              12714
                                                                           11955                              12742
                                                                           12006                              12816
                                                                           11765                              12511
                                                                           11829                              12560
                                                                           11854                              12589
                                                                           11740                              12478
                                                                           11690                              12453
                                                                           11640                              12435
                                                                           11615                              12434
                                                                           11760                              12535
10/99                                                                      11775                              12555
                                                                           11779                              12538
                                                                           11717                              12456
                                                                           11669                              12474
                                                                           11796                              12651
                                                                           11937                              12873
                                                                           11917                              12837
                                                                           11897                              12845
                                                                           12108                              13074
                                                                           12211                              13200
                                                                           12383                              13396
                                                                           12488                              13433
10/00                                                                      12582                              13562
                                                                           12801                              13829
                                                                           13064                              14105
                                                                           13216                              14247
                                                                           13353                              14410
                                                                           13420                              14460
                                                                           13342                              14312
                                                                           13393                              14360
                                                                           13411                              14426
                                                                           13713                              14772
                                                                           13857                              14955
                                                                           14101                              15215
10/01                                                                      14339                              15608
                                                                           14132                              15258
                                                                           14043                              15126
                                                                           14118                              15224
                                                                           14289                              15364
                                                                           14096                              15031
                                                                           14357                              15388
                                                                           14468                              15481
                                                                           14593                              15697
                                                                           14848                              16043
                                                                           15043                              16360
                                                                           15299                              16743
10/02                                                                      15248                              16609
                                                                           15162                              16466
                                                                           15563                              16865
                                                                           15476                              16823
                                                                           15716                              17094
                                                                           15676                              17044
                                                                           15770                              17122
                                                                           16082                              17566
                                                                           15935                              17474
                                                                           15243                              16753
                                                                           15297                              16847
                                                                           15735                              17337
10/03                                                                      15563                              17091
                                                                           15601                              17111
                                                                           15701                              17263
                                                                           15801                              17407
                                                                           15970                              17616
                                                                           16090                              17771
                                                                           15721                              17236
                                                                           15597                              17172
                                                                           15687                              17242
                                                                           15844                              17403
                                                                           16085                              17742
                                                                           16075                              17778
10/04                                                                      16198                              17920
                                                                           16067                              17707
                                                                           16206                              17866
                                                                           16275                              17978
                                                                           16177                              17851
                                                                           16152                              17792
                                                                           16364                              17507
                                                                           16495                              17710
                                                                           16560                              17809
                                                                           16396                              17595
                                                                           16608                              17853
                                                                           16456                              17643
10/05                                                                      16326                              17519

    --- U.S. GOVERNMENT SECURITIES FUND        --- LEHMAN BROTHERS U.S. GOV'T INDEX
        $9,550  starting value                     $10,000 starting value
        $16,326 ending value                       $17,519 ending value


LEHMAN BROTHERS U.S. GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of one year or more.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

CHRISTOPHER HANLON, CFA
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

              INCEPTION                                  SINCE
                 DATE      1 YEAR   5 YEAR   10 YEAR   INCEPTION
--------------------------------------------------------------------
U.S. Gov
  A#........   2/28/1973    0.79%   5.35%     5.51%      7.57%
--------------------------------------------------------------------
U.S. Gov
  A##.......   2/28/1973   -3.70%   4.39%     5.03%      7.42%
--------------------------------------------------------------------
U.S. Gov
  B#........  11/14/1994   -0.17%   4.48%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov
  B##.......  11/14/1994   -4.99%   4.14%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov
  C#........  11/14/1994   -0.07%   4.50%     4.57%      5.30%
--------------------------------------------------------------------
U.S. Gov
  C##.......  11/14/1994   -1.03%   4.50%     4.57%      5.30%
--------------------------------------------------------------------
U.S. Gov
  E#........   2/28/1973    1.02%   5.61%     5.64%      7.62%
--------------------------------------------------------------------
U.S. Gov
  E##.......   2/28/1973   -3.49%   4.65%     5.16%      7.46%
--------------------------------------------------------------------
U.S. Gov
  H#........  11/14/1994   -0.07%   4.53%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov
  H##.......  11/14/1994   -3.92%   4.20%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov
  L#........  11/14/1994    0.77%   5.34%     5.39%      6.12%
--------------------------------------------------------------------
U.S. Gov
  L##.......  11/14/1994   -3.72%   4.39%     4.91%      5.67%
--------------------------------------------------------------------
U.S. Gov
  M#........  11/14/1994    0.04%   4.56%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov
  M##.......  11/14/1994   -3.82%   4.22%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov
  N#........  11/14/1994    0.04%   4.56%     4.60%      5.33%
--------------------------------------------------------------------
U.S. Gov
  N##.......  11/14/1994   -0.93%   4.56%     4.60%      5.33%
--------------------------------------------------------------------
U.S. Gov
  Y#........   2/19/2002    1.04%    NA        NA        4.15%
--------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A, E and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, E, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford U.S. Government Securities Fund Class A had a total return, before sales charges, of 0.79% versus the return of 0.60%% for the Lipper General U.S. Government Fund Index and 0.94% for the Lehman Brothers U.S. Government Bond Index. As of October 31, 2005, the SEC yield for this Fund's Class A shares was 4.16%

WHY DID THE FUND PERFORM THIS WAY?

The year ended October 31, 2005, was an interesting one for the bond market because short-term interest rates rose throughout the year. In contrast, for much of the year, long-term rates declined due to strong demand from overseas. The result was a much flatter yield curve. As the economy showed strength during the year, the Federal Reserve continued to raise the Federal Funds Target Rate. By November 1, 2005, the Federal Reserve had raised the Federal Funds Target Rate twelve consecutive times since June of 2004. This positive outlook for the economy boded favorable for high yield corporate bonds, which were among the strongest performing bond groups for the year. Perhaps a more important theme for the U.S. Government Securities Fund, though, was the quest for yield during the period. The Agency and securitized debt sectors generally outperformed U.S. Treasuries as investors sought spread opportunities. Recently, however, the destruction caused by Hurricanes Katrina and Rita and historically high energy prices introduced fears of inflation and a weakening economy into the financial markets. During the last several months of the year, long-term bonds began to rise and corporate bonds fell out of favor. Although treasuries declined over the last three months, agencies and securitized debt instruments declined less or experienced modest gains because investors were searching for higher yields.

The Fund's duration, or sensitivity to interest rate movements, may be tactically managed in a limited range around the duration of the benchmark. In general, though, for most of the year ended October 31, 2005, the Fund was defensively positioned with a duration that was short of the Index. The Fund was also

--------------------------------------------------------------------------------

positioned for a flattening yield curve. The short duration adversely impacted performance during the second quarter of 2005 when long-term rates declined most, but was more than positively offset by contributions to relative performance during the rest of the year. On the whole, the yield curve positioning of the Fund was positive for the 12 month period and the greatest overall contributor to excess return. To help increase the yield of the Fund relative to treasuries, a large allocation to mortgage-backed securities (MBS) was maintained. This strategy added modestly to performance as MBS sector outperformed treasuries and agencies for the year. In contrast, the smaller allocation to commercial mortgage-backed securities (CMBS) detracted from performance, since CMBS lagged treasuries and other major securitized sectors. During the year, the Fund was considerably underweight to the Agency sector, in part due to the disclosure of improper accounting practices at FNMA. This underweight contributed positively to relative performance. Small allocations to Treasury Inflation-Protected Securities (TIPS) were made to the portfolio during the year, increasing as the year progressed. As inflation worries eased in the second quarter of 2005, the allocation to TIPS detracted slightly from return. However, TIPS were positive contributors to the Fund after the hurricanes and record high energy prices reignited inflation concerns.

WHAT IS THE OUTLOOK?

U.S. economic growth after the hurricanes should continue to remain firm for the remainder of the year with our GDP forecast at 3.5%. However, we are concerned about the effects of the spike in energy prices on the consumer, in that they may cause the economy to soften somewhat in the first half of 2006. Company earnings remain strong and capital spending is showing signs of revival. Although headline inflation is elevated due to the increase in energy costs, core inflation continues to be more modest. We believe concerns regarding energy prices will spur core inflation and lead the Fed to continued rate hikes into early 2006. The Fund continues to have exposure to TIPS in response to inflation concerns. Although their risk factors have increased, we continue to believe the mortgage sector offers value relative to Treasuries. Similarly, we have a positive outlook for agency debt. Agency pricing has become less attractive as spreads continue to tighten, but technical factors continue to dominate. Favorable technicals include light agency issuance and strong overseas demand. Overall, we will continue to underweight Treasuries in favor of spread sectors and will continue to be watchful of the threat of rising inflation and interest rates.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        93.6%
-------------------------------------------------------------------
AA                                                          6.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DISTRIBUTION BY CATEGORY
as of October 31, 2005

                                                      PERCENTAGE OF
CATEGORY NAME                                          NET ASSETS
-------------------------------------------------------------------
Asset and Commercial Mortgage Backed Securities             4.5%
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     25.1
-------------------------------------------------------------------
Federal National Mortgage Association                      42.9
-------------------------------------------------------------------
Government National Mortgage Association                    2.8
-------------------------------------------------------------------
Other Direct Federal Obligations                            6.8
-------------------------------------------------------------------
U.S. Treasury Securities                                   15.6
-------------------------------------------------------------------
Short-term Investments                                      6.3
-------------------------------------------------------------------
Other Assets & Liabilities                                 -4.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Value Fund
(subadvised by Wellington Management Company, LLP)


INVESTMENT OBJECTIVE -- SEEKS LONG-TERM TOTAL RETURN.


PERFORMANCE OVERVIEW(2) 4/30/01 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                         VALUE FUND                  RUSSELL 1000 VALUE INDEX
                                                                         ----------                  ------------------------
4/30/01                                                                     9450                              10000
                                                                            9554                              10225
                                                                            9488                               9998
                                                                            9507                               9977
                                                                            9214                               9577
                                                                            8553                               8903
10/01                                                                       8524                               8826
                                                                            9063                               9339
                                                                            9320                               9559
                                                                            9158                               9486
                                                                            9121                               9501
                                                                            9321                               9950
                                                                            8893                               9609
                                                                            8921                               9657
                                                                            8390                               9103
                                                                            7696                               8256
                                                                            7553                               8319
                                                                            6717                               7394
10/02                                                                       7212                               7942
                                                                            7610                               8442
                                                                            7162                               8076
                                                                            6913                               7880
                                                                            6808                               7670
                                                                            6855                               7683
                                                                            7420                               8359
                                                                            7909                               8899
                                                                            7976                               9010
                                                                            8043                               9144
                                                                            8205                               9287
                                                                            8081                               9196
10/03                                                                       8540                               9759
                                                                            8674                               9892
                                                                            9157                              10501
                                                                            9224                              10686
                                                                            9341                              10915
                                                                            9245                              10819
                                                                            9090                              10555
                                                                            9226                              10663
                                                                            9399                              10914
                                                                            9051                              10760
                                                                            9109                              10913
                                                                            9215                              11082
10/04                                                                       9370                              11266
                                                                            9727                              11836
                                                                           10060                              12233
                                                                            9886                              12015
                                                                           10284                              12413
                                                                           10060                              12243
                                                                            9954                              12023
                                                                           10128                              12313
                                                                           10205                              12448
                                                                           10563                              12808
                                                                           10544                              12752
                                                                           10709                              12931
10/05                                                                      10447                              12603

    --- VALUE FUND                             --- RUSSELL 1000 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $10,447 ending value                       $12,603 ending value

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 10/31/05)

           INCEPTION              SINCE
             DATE      1 YEAR   INCEPTION
----------------------------------------------
Value
  A#.....  4/30/2001   11.50%     2.24%
----------------------------------------------
Value
  A##....  4/30/2001    5.32%     0.97%
----------------------------------------------
Value
  B#.....  4/30/2001   10.62%     1.50%
----------------------------------------------
Value
  B##....  4/30/2001    5.62%     1.08%
----------------------------------------------
Value
  C#.....  4/30/2001   10.62%     1.50%
----------------------------------------------
Value
  C##....  4/30/2001    9.62%     1.50%
----------------------------------------------
Value
  Y#.....  4/30/2001   12.06%     2.56%
----------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Managing Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford Value Fund Class A, before sales charge, returned 11.50% which was in-line with the Russell 1000 Value Index return of 11.86%, and it outperformed the Lipper Large Cap Value peer group average return of 9.75%.

WHY DID THE FUND PERFORM THIS WAY?

Despite decelerating economic growth, concerns about rising inflation and interest rates, and stubbornly high oil prices, the equity markets posted higher returns during the period. Value-oriented stocks outperformed growth-oriented stocks by 3.05%, measured by the Russell 1000 Value index 11.86% versus the Russell 1000 Growth index 8.81%.

The more defensive sectors of the Russell 1000 Value index posted positive gains, with Energy, Consumer Staples and Utilities leading the way. Another major factor affecting the markets was a continued strong market cap bias toward smaller cap stocks. The S&P 500 large cap benchmark returned 8.72%, compared to the S&P 400 MidCap benchmark's return of 17.65% and the Russell 2000 small cap benchmark return of 12.08%.

While the Fund's investment strategy is primarily driven by bottom-up fundamental research, a combination of strong stock selection and favorable sector allocation within Industrials, Health Care, Utilities and Telecommunication Services contributed to performance.

The top two contributors, on an absolute basis, were Energy stocks ConocoPhillips and Global SantaFe which benefited from strength in energy prices. Caterpillar, an Industrials stock, was the third largest contributor. Its stock price struggled due to higher manufacturing costs that were directly related to a combination of higher raw materials prices, plant inefficiencies and maintenance costs. We continue to view the company as having favorable growth prospects in light of the large hurricane reconstruction effort as well as growth from overseas. As of the end of the period, all three stocks were held in the Fund.

The three largest detractors, on an absolute basis, were Alcoa (Materials), Pfizer (Health Care) and National City (Financials). On a relative basis, the Fund did not own Altria due to its relatively rich valuations. The stock was a significant position within the benchmark and advanced sharply (+62%) during the period.

Alcoa continues to face cost pressures but we believe that there is a tremendous amount of leverage in their downstream operations. Pfizer was weak due to patent challenges over Lipitor, a cholesterol-lowering drug, which accounts for 30% of the company's earnings. National City's mortgage banking business has been volatile in the current rising rate environment. However,

--------------------------------------------------------------------------------

its core regional banking business continues to perform well. We owned all three stocks at the end of the period.

WHAT IS THE OUTLOOK?

We expect continued economic expansion, but we are preparing for a deceleration from recent growth rates. We anticipate 3%+ global and US GDP growth over the next couple of years. We continue to see core inflation returning to the 2% range, as the deflationary pressures of globalization no longer are offset by rising energy prices. Shorter-term interest rates should move higher as the Fed continues to tighten, and as a result, we expect the yield curve to invert. The American consumer is facing many headwinds including slowing payroll employment growth is and rising energy costs. Consumer confidence, while high, is waning. We expect mortgage refinancing activity will subside and tax refunds to be down.

On the corporate side, most of the news is positive. Corporate profit growth should remain in the mid-single-digit range, decelerating somewhat as consumer spending inevitably slows. Balance sheets rarely have been better. Cash levels are rising despite a pickup in capital spending. Debt repayments continue, while dividend increases and stock repurchases persist. Deferred infrastructure spending in the West and new infrastructure spending in the developing world should bolster business expenditures for several years. On the other hand, corporations face headwinds from high energy and other commodity prices.

In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Health Care, Industrials, Utilities, Materials, and Consumer Staples.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             8.7%
-------------------------------------------------------------------
Capital Goods                                               7.0
-------------------------------------------------------------------
Consumer Cyclical                                           4.2
-------------------------------------------------------------------
Consumer Staples                                            5.0
-------------------------------------------------------------------
Energy                                                     13.2
-------------------------------------------------------------------
Finance                                                    29.8
-------------------------------------------------------------------
Health Care                                                 7.4
-------------------------------------------------------------------
Services                                                    1.4
-------------------------------------------------------------------
Technology                                                  9.2
-------------------------------------------------------------------
Transportation                                              2.5
-------------------------------------------------------------------
Utilities                                                   9.1
-------------------------------------------------------------------
Short-Term Investments                                      3.1
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Value Opportunities Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS SHORT- AND LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 1/2/96 - 10/31/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  VALUE OPPORTUNITIES FUND           RUSSELL 3000 VALUE INDEX
                                                                  ------------------------           ------------------------
1/2/96                                                                      9450                              10000
                                                                            9478                              10288
                                                                            9611                              10373
                                                                            9904                              10554
                                                                           10140                              10617
                                                                           10319                              10763
                                                                           10329                              10758
                                                                            9800                              10334
                                                                           10159                              10647
                                                                           10660                              11055
10/96                                                                      10697                              11451
                                                                           11321                              12260
                                                                           11329                              12159
                                                                           11716                              12706
                                                                           11861                              12887
                                                                           11426                              12436
                                                                           11842                              12923
                                                                           12529                              13675
                                                                           12838                              14273
                                                                           13544                              15299
                                                                           13070                              14829
                                                                           13689                              15734
10/97                                                                      13302                              15295
                                                                           13883                              15921
                                                                           14139                              16392
                                                                           14225                              16154
                                                                           15053                              17230
                                                                           15655                              18250
                                                                           15698                              18369
                                                                           15344                              18060
                                                                           15526                              18261
                                                                           14967                              17839
                                                                           12741                              15172
                                                                           13236                              16041
10/98                                                                      14053                              17220
                                                                           14860                              17995
                                                                           15324                              18603
                                                                           15539                              18708
                                                                           15122                              18367
                                                                           15515                              18709
                                                                           16586                              20452
                                                                           16205                              20287
                                                                           16848                              20887
                                                                           16325                              20284
                                                                           15813                              19533
                                                                           15158                              18871
10/99                                                                      15824                              19850
                                                                           15836                              19711
                                                                           16679                              19839
                                                                           16013                              19201
                                                                           15104                              17949
                                                                           17408                              19979
                                                                           17536                              19769
                                                                           17767                              19943
                                                                           16666                              19133
                                                                           17012                              19399
                                                                           18304                              20464
                                                                           17831                              20632
10/00                                                                      19213                              21102
                                                                           18540                              20341
                                                                           19821                              21435
                                                                           20764                              21551
                                                                           20145                              20990
                                                                           19103                              20277
                                                                           20539                              21266
                                                                           20553                              21749
                                                                           20370                              21362
                                                                           19793                              21287
                                                                           18723                              20487
                                                                           16625                              18987
10/01                                                                      16879                              18867
                                                                           18126                              19982
                                                                           19030                              20506
                                                                           18472                              20379
                                                                           18337                              20418
                                                                           18940                              21426
                                                                           17704                              20805
                                                                           17282                              20844
                                                                           15685                              19706
                                                                           14329                              17793
                                                                           14555                              17912
                                                                           12807                              15970
10/02                                                                      13952                              17085
                                                                           15067                              18180
                                                                           14163                              17391
                                                                           13817                              16965
                                                                           13395                              16505
                                                                           13380                              16543
                                                                           14947                              18007
                                                                           16107                              19218
                                                                           16288                              19464
                                                                           16499                              19802
                                                                           17207                              20143
                                                                           17207                              19943
10/03                                                                      18307                              21194
                                                                           18909                              21522
                                                                           19949                              22806
                                                                           20597                              23237
                                                                           20989                              23732
                                                                           20642                              23566
                                                                           20130                              22939
                                                                           20311                              23175
                                                                           20883                              23771
                                                                           20160                              23371
                                                                           20220                              23696
                                                                           20612                              24111
10/04                                                                      21185                              24509
                                                                           22345                              25827
                                                                           23821                              26669
                                                                           22827                              26146
                                                                           23610                              26983
                                                                           23249                              26597
                                                                           22420                              26047
                                                                           23369                              26752
                                                                           23851                              27120
                                                                           24545                              27971
                                                                           24469                              27803
                                                                           24198                              28154
10/05                                                                      23445                              27440

    --- VALUE OPPORTUNITIES FUND               --- RUSSELL 3000 VALUE INDEX
        $ 9,450  starting value                    $10,000 starting value
        $23,445 ending value                       $27,440 ending value

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGERS

JAMES H. AVERILL
Senior Vice President, Partner

DAVID R. FASSNACHT, CFA
Senior Vice President, Partner

JAMES N. MORDY
Senior Vice President, Partner


DAVID W. PALMER, CFA
Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 10/31/05)

               INCEPTION                       SINCE
                 DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------
Value Opp
  A#.........   1/2/1996   10.67%    4.06%     9.68%
-----------------------------------------------------------
Value Opp
  A##........   1/2/1996    4.57%    2.90%     9.06%
-----------------------------------------------------------
Value Opp
  B#.........   1/2/1996    9.97%    3.33%     NA*
-----------------------------------------------------------
Value Opp
  B##........   1/2/1996    4.97%    2.98%     NA*
-----------------------------------------------------------
Value Opp
  C#.........   1/2/1996    9.89%    3.31%     8.89%
-----------------------------------------------------------
Value Opp
  C##........   1/2/1996    8.89%    3.31%     8.89%
-----------------------------------------------------------
Value Opp
  H#.........   1/2/1996   10.04%    3.34%     NA*
-----------------------------------------------------------
Value Opp
  H##........   1/2/1996    6.04%    2.99%     NA*
-----------------------------------------------------------
Value Opp
  L#.........   1/2/1996   10.81%    4.09%     9.70%
-----------------------------------------------------------
Value Opp
  L##........   1/2/1996    5.56%    3.08%     9.16%
-----------------------------------------------------------
Value Opp
  M#.........   1/2/1996   10.05%    3.34%     NA*
-----------------------------------------------------------
Value Opp
  M##........   1/2/1996    6.05%    2.99%     NA*
-----------------------------------------------------------
Value Opp
  N#.........   1/2/1996    9.96%    3.34%     8.90%
-----------------------------------------------------------
Value Opp
  N##........   1/2/1996    8.96%    3.34%     8.90%
-----------------------------------------------------------
Value Opp
  Y#.........  2/19/2002   11.08%     NA       7.73%
-----------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the twelve-month period ended October 31, 2005, The Hartford Value Opportunities Fund Class A, before sales charge, returned 10.67%. The Fund under-performed the Russell 3000 Value Index return of 11.96% and the Lipper Multi Cap Value Average return of 11.02%.

WHY DID THE FUND PERFORM THIS WAY?

Despite decelerating economic growth, concerns about rising inflation and interest rates, and stubbornly high oil prices, the equity markets posted higher returns during the period. Value-oriented stocks outperformed growth-oriented stocks by 3.05%, measured by the Russell 1000 Value index (11.86%) versus the Russell 1000 Growth index (8.81%). Nine of the ten broad sectors of the benchmark posted positive returns, with Energy, Consumer Staples and Utilities stocks leading the way. Another major factor affecting the markets was a continued strong market cap bias toward smaller cap stocks. The S&P 500 large cap benchmark returned 8.72%, compared to the S&P 400 MidCap benchmark's return of 17.65% and the Russell 2000 small cap benchmark return of 12.08%.

Given this backdrop, the Fund's performance was reasonably satisfactory. The Fund's sizeable allocation to large cap stocks, an area where we are finding the most attractive valuations, was a detractor of performance. Additional detractors included weak stock selection within Information Technology, Materials and Financials. At the margin, the Fund's overweight position in Consumer Discretionary, and underweight positions within Consumer Staples and Utilities were also a drag on performance. At the stock level, our greatest disappointments came in Fannie Mae (Financials), Sappi and Alcoa (Materials) and Foot Locker (Consumer Discretionary). On absolute basis, Fannie Mae was the largest detractor from the Fund's performance. We eliminated this position given that the management and accounting are in disarray and it is unclear what the business will look like going forward. Material stocks were weak in the period as investors worried about deceleration of demand, particularly from China. Alcoa and Sappi

--------------------------------------------------------------------------------

suffered from particular shortfalls in aluminum and coated paper markets. We do not expect a recession at this point and look for recovery of pricing as current inventory is used. Foot Locker's stock price was driven by weak sales in Europe. These three stocks were held in the portfolio at the end of the period.

Offsetting some of these disappointments, the Fund benefited from strong stock selection and allocation in Health Care, Telecommunication Services and Industrials. While the Fund's underweight position in Energy detracted, fortunately the performance of the energy stocks we did own, most notably Marathon Oil, compensated for the underweight. The largest contributor to performance, on an absolute basis, was Coventry Healthcare (Health Care), which continued its strong performance as a member of the exuberant HMO group. Other top contributors included the merged Wellpoint/Anthem (Health Care), and Rinker Group (Materials). Wellpoint and Rinker have been eliminated from the Fund.

WHAT IS THE OUTLOOK?

We think that the economy is experiencing a typical mid-cycle slowdown with the Federal Reserve ("the Fed") raising rates to prevent overheating. As in 1984 and 1994, we expect the Fed to succeed in slowing things down without tipping over into a recession. In this scenario, we believe economic and corporate profit growth would continue to slow next year, but business would still be pretty good. Excess liquidity would be more apt to be returned to shareholders than in the past, either through share repurchases, or preferably in the form of dividends encouraged by the low current tax rate on dividends. A favorable if not booming backdrop in combination with such shareholder-friendly behavior should be helpful to equities.

With traditional value stocks seemingly overvalued, we have been moving into growth areas, most notably pharmaceuticals and selected technology names. As of the end of the period, the Fund was overweight Consumer Discretionary (importantly Cable, Auto Parts, and Retail), Information Technology, Health Care and Materials, to a lesser extent. Underweights were in Consumer Staples, Utilities, Industrials, Energy, Telecommunication Services, and Financials, groups which we see as expensive relative to their growth prospects.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            11.2%
-------------------------------------------------------------------
Capital Goods                                               3.9
-------------------------------------------------------------------
Consumer Cyclical                                          10.4
-------------------------------------------------------------------
Energy                                                      8.2
-------------------------------------------------------------------
Finance                                                    29.8
-------------------------------------------------------------------
Health Care                                                 8.8
-------------------------------------------------------------------
Services                                                    5.0
-------------------------------------------------------------------
Technology                                                 16.2
-------------------------------------------------------------------
Transportation                                              4.6
-------------------------------------------------------------------
Utilities                                                   0.4
-------------------------------------------------------------------
Short-Term Investments                                      1.5
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

                      (This page intentionally left blank)

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 67.7%
            BASIC MATERIALS -- 3.6%
     236    3M Co. ...........................................  $   17,908
     237    BHP Billiton Ltd. ADR.............................       7,346
     395    Dow Chemical Co. .................................      18,101
      65    DuPont (E.I.) de Nemours & Co. ...................       2,706
     129    Peabody Energy Corp. .............................      10,114
     336    Rio Tinto plc +...................................      12,785
                                                                ----------
                                                                    68,960
                                                                ----------
            CAPITAL GOODS -- 3.8%
     229    Boeing Co. .......................................      14,828
     486    Caterpillar, Inc. ................................      25,580
     102    Goodrich Corp. ...................................       3,676
      86    Illinois Tool Works, Inc. ........................       7,315
     170    Ingersoll-Rand Co. Class A........................       6,439
     316    United Technologies Corp. ........................      16,210
                                                                ----------
                                                                    74,048
                                                                ----------
            CONSUMER CYCLICAL -- 7.1%
     139    Best Buy Co., Inc. ...............................       6,148
     418    Carnival Corp. ...................................      20,747
     119    Costco Wholesale Corp. ...........................       5,750
     725    Dollar General Corp. H............................      14,088
     315    Federated Department Stores, Inc. ................      19,344
     794    Gap, Inc. H.......................................      13,713
     611    Home Depot, Inc. H................................      25,075
     186    Pulte Homes, Inc. ................................       7,021
     531    Toyota Motor Corp. + .............................      24,627
                                                                ----------
                                                                   136,513
                                                                ----------
            CONSUMER STAPLES -- 3.8%
     344    Archer Daniels Midland Co. .......................       8,376
     310    Coca-Cola Co. ....................................      13,262
     426    PepsiCo, Inc. ....................................      25,139
     463    Procter & Gamble Co. .............................      25,901
                                                                ----------
                                                                    72,678
                                                                ----------
            ENERGY -- 5.2%
      83    Chevron Corp. ....................................       4,725
     300    ConocoPhillips....................................      19,594
     500    Exxon Mobil Corp. ................................      28,048
     161    GlobalSantaFe Corp. ..............................       7,190
     108    Occidental Petroleum Corp. .......................       8,543
      99    Schlumberger Ltd. H...............................       8,968
      87    Total S.A. ADR....................................      10,913
     274    Williams Cos., Inc. ..............................       6,115
     165    XTO Energy, Inc. .................................       7,167
                                                                ----------
                                                                   101,263
                                                                ----------
            FINANCE -- 13.8%
     602    American International Group, Inc. ...............      39,021
     599    Bank of America Corp. ............................      26,205
     729    Citigroup, Inc. ..................................      33,365
      26    Countrywide Financial Corp. ......................         836
     169    Credit Suisse Group ADR...........................       7,475
     246    Federal National Mortgage Association.............      11,685
     107    General Growth Properties, Inc. ..................       4,550

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     107    Goldman Sachs Group, Inc. ........................  $   13,509
     888    MBNA Corp. .......................................      22,706
       1    Mitsubishi UFJ Financial Group, Inc. + ...........      16,364
      55    ORIX Corp. + .....................................      10,219
     607    St. Paul Travelers Cos., Inc. ....................      27,326
     379    State Street Corp. ...............................      20,943
     153    UBS AG............................................      13,125
   2,652    UniCredito Italiano S.p.A. + .....................      14,811
      24    Washington Mutual, Inc. ..........................         946
      43    Wellpoint, Inc. B.................................       3,189
                                                                ----------
                                                                   266,275
                                                                ----------
            HEALTH CARE -- 8.7%
     376    Abbott Laboratories...............................      16,187
     245    Amgen, Inc. B.....................................      18,523
     111    AstraZeneca plc +.................................       4,973
     172    AstraZeneca plc ADR...............................       7,709
     147    Cardinal Health, Inc. ............................       9,170
      98    Forest Laboratories, Inc. B.......................       3,708
     102    Genzyme Corp. B...................................       7,338
     626    Lilly (Eli) & Co. ................................      31,149
     432    Medtronic, Inc. ..................................      24,483
     292    Quest Diagnostics, Inc. ..........................      13,616
      31    Roche Holding AG +................................       4,705
     307    Sanofi-Aventis S.A. ADR H.........................      12,313
     661    Schering-Plough Corp. ............................      13,437
                                                                ----------
                                                                   167,311
                                                                ----------
            SERVICES -- 3.1%
     575    Accenture Ltd. Class A............................      15,131
     112    Comcast Corp. Class A B...........................       3,109
     267    Univision Communications, Inc. Class A B..........       6,982
     400    Viacom, Inc. Class B..............................      12,397
     379    Walt Disney Co. ..................................       9,236
     456    XM Satellite Radio Holdings, Inc. Class A BH......      13,144
                                                                ----------
                                                                    59,999
                                                                ----------
            TECHNOLOGY -- 17.5%
     810    Applied Materials, Inc. ..........................      13,260
     941    AT&T Corp. .......................................      18,619
   1,745    Cisco Systems, Inc. B.............................      30,443
     373    Corning, Inc. B...................................       7,488
     454    EMC Corp./Massachusetts B.........................       6,331
     571    First Data Corp. .................................      23,089
     973    Flextronics International Ltd. B..................       9,035
   1,200    General Electric Co. .............................      40,699
     428    Hewlett-Packard Co. ..............................      12,007
     186    Intel Corp. ......................................       4,373
     140    International Business Machines Corp. ............      11,447
      80    KLA-Tencor Corp. .................................       3,708
     220    Lexmark International, Inc. ADR B.................       9,130
   1,894    Microsoft Corp. ..................................      48,673
     157    Motorola, Inc. ...................................       3,470
      47    Samsung Electronics Co., Ltd. + ..................      25,203
     199    Sony Corp. + .....................................       6,501
   1,040    Sprint Nextel Corp. ..............................      24,247

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,536    Time Warner, Inc. ................................  $   27,378
     347    Yahoo!, Inc. B....................................      12,810
                                                                ----------
                                                                   337,911
                                                                ----------
            TRANSPORTATION -- 0.4%
     434    Southwest Airlines Co. ...........................       6,947
                                                                ----------
            UTILITIES -- 0.7%
     257    Exelon Corp. .....................................      13,361
                                                                ----------
            Total common stock
              (cost $1,198,680)...............................  $1,305,266
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$  2,000    Oregon School Boards Association, 4.759%, Taxable
              Pension 06/30/2028..............................  $    1,847
   2,050    State of Illinois, 5.10%, Taxable Pension
              06/01/2033......................................       1,965
                                                                ----------
            Total municipal bonds
              (cost $4,027)...................................  $    3,812
                                                                ----------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.2%
            FINANCE -- 2.7%
$  5,129    Chase Manhattan Auto Owner Trust,
              4.21%, 01/15/2009...............................  $    5,127
  10,000    Citibank Credit Card Issuance Trust,
              5.65%, 06/16/2008...............................      10,059
  10,000    MBNA Credit Card Master Note Trust,
              4.95%, 06/15/2009...............................      10,040
  10,000    Peco Energy Transition Trust,
              6.13%, 03/01/2009...............................      10,269
  10,000    PSE&G Transition Funding LLC,
              6.61%, 06/15/2015...............................      10,895
   2,094    Wells Fargo Mortgage Backed Securities Trust,
              4.54%, 04/25/2035 K.............................       2,050
   1,987    Wells Fargo Mortgage Backed Securities Trust,
              4.56%, 03/25/2035 K.............................       1,947
                                                                ----------
                                                                    50,387
                                                                ----------
            TRANSPORTATION -- 0.5%
  10,000    Connecticut RRB Special Purpose Trust CL&P,
              6.21%, 12/30/2011...............................      10,489
                                                                ----------
            Total asset and commercial mortgage backed
              securities
              (cost $61,063)..................................  $   60,876
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- 12.0%
            BASIC MATERIALS -- 0.7%
$  4,000    Alcan, Inc.,
              6.45%, 03/15/2011...............................  $    4,204
   7,000    Alcoa, Inc.,
              7.375%, 08/01/2010..............................       7,681
   1,400    Rohm & Haas Co.,
              7.40%, 07/15/2009...............................       1,512
                                                                ----------
                                                                    13,397
                                                                ----------
            CAPITAL GOODS -- 0.5%
   2,000    Rockwell Automation, Inc.,
              6.70%, 01/15/2028...............................       2,264
   7,000    United Technologies Corp.,
              7.125%, 11/15/2010..............................       7,691
                                                                ----------
                                                                     9,955
                                                                ----------
            CONSUMER CYCLICAL -- 0.7%
   2,025    Diageo Capital plc,
              4.375%, 05/03/2010..............................       1,975
     250    Sysco Corp.,
              6.50%, 08/01/2028...............................         277
   4,000    Target Corp.,
              5.875%, 11/01/2008..............................       4,115
   6,000    Wal-Mart Stores, Inc.,
              6.875%, 08/10/2009..............................       6,402
                                                                ----------
                                                                    12,769
                                                                ----------
            CONSUMER STAPLES -- 1.5%
   2,000    Archer-Daniels-Midland Co.,
              8.125%, 06/01/2012..............................       2,322
   4,000    Coca-Cola Enterprises, Inc.,
              5.75%, 11/01/2008...............................       4,113
   2,000    Colgate-Palmolive Co.,
              5.58%, 11/06/2008...............................       2,054
   4,906    ConAgra Foods, Inc.,
              6.70%, 08/01/2027...............................       5,203
     500    Pepsi Bottling Group, Inc.,
              7.00%, 03/01/2029...............................         589
   3,000    PepsiAmericas, Inc.,
              6.375%, 05/01/2009..............................       3,134
   7,000    Procter & Gamble Co.,
              9.36%, 01/01/2021...............................       9,029
   2,300    Weyerhaeuser Co.,
              7.375%, 03/15/2032..............................       2,477
                                                                ----------
                                                                    28,921
                                                                ----------
            ENERGY -- 0.6%
   7,000    Atlantic Richfield Co.,
              5.90%, 04/15/2009...............................       7,259
   4,000    National Fuel Gas Co.,
              6.00%, 03/01/2009...............................       4,108
                                                                ----------
                                                                    11,367
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- 5.4%
$  3,675    ACE INA Holdings, Inc.,
              5.875%, 06/15/2014..............................  $    3,715
   2,000    Allstate Corp.,
              6.75%, 05/15/2018...............................       2,179
     250    American General Corp.,
              6.625%, 02/15/2029..............................         275
   4,000    AXA Financial, Inc.,
              7.00%, 04/01/2028...............................       4,562
   1,475    Bank of America Corp.,
              5.875%, 02/15/2009..............................       1,516
   3,000    Bank of America Corp.,
              7.40%, 01/15/2011...............................       3,312
   2,000    Bayerische Landesbank NY,
              5.65%, 02/01/2009...............................       2,048
   1,010    BB&T Corp.,
              4.90% 06/30/2017................................         966
   3,700    Berkshire Hathaway Finance Corp.,
              4.85%, 01/15/2015 M.............................       3,596
     500    BSCH Issuance Ltd.,
              7.625%, 11/03/2009..............................         548
     655    Centex Home Equity,
              4.72%, 10/25/2031...............................         638
     750    Citigroup, Inc.,
              3.625%, 02/09/2009..............................         721
   1,600    Citigroup, Inc.,
              6.00%, 10/31/2033...............................       1,622
     500    Citigroup, Inc.,
              6.50%, 01/18/2011...............................         533
   1,980    Credit Suisse First Boston USA, Inc.,
              4.875%, 01/15/2015..............................       1,899
   1,975    DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11/15/2013...............................       2,047
   2,725    ERAC USA Finance Co.,
              7.35%, 06/15/2008 M.............................       2,869
     885    Everest Re Holdings,
              5.40%, 10/15/2014...............................         862
  10,000    Financing Corp.,
              9.80%, 04/06/2018...............................      14,309
     545    First Union National Bank,
              5.80%, 12/01/2008...............................         559
   2,600    HSBC Bank USA, Inc.,
              3.875%, 09/15/2009..............................       2,501
   2,200    International Lease Finance Corp.,
              5.00%, 09/15/2012...............................       2,144
   6,045    J.P. Morgan Chase & Co.,
              5.125%, 09/15/2014..............................       5,916
   2,000    Jackson National Life Insurance Co.,
              8.15%, 03/15/2027 M.............................       2,471
   1,655    John Deere Capital Corp.,
              4.875%, 10/15/2010..............................       1,642
     250    KeyCorp Capital II,
              6.875%, 03/17/2029..............................         269
   2,335    Liberty Mutual Group,
              5.75%, 03/15/2014 M.............................       2,248

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  1,000    MBIA, Inc.,
              7.00%, 12/15/2025...............................  $    1,102
   3,650    Metlife, Inc.,
              6.375%, 06/15/2034..............................       3,870
     250    National City Corp.,
              6.875%, 05/15/2019..............................         280
   3,100    New England Mutual Life Insurance Co.,
              7.875%, 02/15/2024 M............................       3,813
   2,000    Prudential Funding LLC,
              6.75%, 09/15/2023 M.............................       2,200
     500    Prudential Insurance Co. of America,
              6.375%, 07/23/2006 M............................         506
     500    ReliaStar Financial Corp.,
              8.00%, 10/30/2006...............................         513
     250    Republic New York Capital I,
              7.75%, 11/15/2026...............................         265
     500    Salomon Smith Barney Holdings, Inc.,
              5.875%, 03/15/2006..............................         503
     200    State Street Corp.,
              7.65%, 06/15/2010...............................         223
     500    Texaco Capital, Inc.,
              8.625%, 06/30/2010..............................         578
   3,000    Torchmark Corp.,
              8.25%, 08/15/2009...............................       3,304
   2,000    Toyota Motor Credit Corp.,
              5.50%, 12/15/2008...............................       2,046
   4,000    UnitedHealth Group, Inc.,
              5.00%, 08/15/2014...............................       3,941
   3,100    US Bank NA,
              4.95%, 10/30/2014...............................       3,047
     250    Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................         271
     250    Verizon Global Funding Corp.,
              7.75%, 12/01/2030...............................         290
   3,000    Wachovia Corp.,
              5.625%, 12/15/2008..............................       3,071
   4,000    Wells Fargo Bank NA,
              6.45%, 02/01/2011...............................       4,255
     580    Willis Group North America,
              5.125%, 07/15/2010..............................         574
   4,165    XL Capital Europe plc,
              6.50%, 01/15/2012...............................       4,339
                                                                ----------
                                                                   104,958
                                                                ----------
            HEALTH CARE -- 0.6%
   4,000    Becton, Dickinson & Co.,
              6.70%, 08/01/2028...............................       4,533
     685    CVS Corp.,
              4.875%, 09/15/2014..............................         657
   1,600    Pharmacia Corp.,
              6.60%, 12/01/2028...............................       1,822
   4,000    Wyeth,
              6.95%, 03/15/2011...............................       4,311
                                                                ----------
                                                                    11,323
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- 0.8%
$  4,000    Comcast Cable Communications, Inc.,
              6.875%, 06/15/2009..............................  $    4,209
     500    Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................         615
   3,425    Comcast Corp.,
              5.65%, 06/15/2035...............................       3,063
   4,000    FedEx Corp.,
              3.50%, 04/01/2009...............................       3,819
   4,000    Walt Disney Co.,
              6.375%, 03/01/2012..............................       4,213
                                                                ----------
                                                                    15,919
                                                                ----------
            TECHNOLOGY -- 1.0%
   3,000    Cox Communications, Inc.,
              5.45%, 12/15/2014...............................       2,910
   2,000    Danaher Corp.,
              6.00%, 10/15/2008...............................       2,084
   1,800    Deutsche Telekom International Finance B.V.,
              8.75%, 06/15/2030...............................       2,232
   7,725    General Electric Co.,
              5.00%, 02/01/2013...............................       7,660
   1,000    New York Telephone Co.,
              6.00%, 04/15/2008...............................       1,013
   3,100    Telecom Italia Capital,
              5.25%, 10/01/2015...............................       2,984
     250    Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 05/15/2006...............................         252
     500    Vodafone Group plc,
              7.875%, 02/15/2030..............................         615
                                                                ----------
                                                                    19,750
                                                                ----------
            UTILITIES -- 0.2%
     500    Alabama Power Co.,
              7.125%, 10/01/2007..............................         521
   2,000    Kansas City Power & Light Co.,
              7.125%, 12/15/2005..............................       2,006
   1,150    Northern Border Pipeline Co.,
              7.75%, 09/01/2009...............................       1,248
     250    TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................         260
                                                                ----------
                                                                     4,035
                                                                ----------
            Total corporate bonds: investment grade
              (cost $223,267).................................  $  232,394
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 13.4%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.8%
$  3,676    Financing Corp. Strip,
              4.40% 2013 Z....................................  $    2,462
  13,500    Tennessee Valley Authority,
              4.375%, 06/15/2015..............................      12,982
                                                                ----------
                                                                    15,444
                                                                ----------
            U.S. TREASURY SECURITIES -- 12.6%
  22,950    2.375% 2025 HJ....................................      24,883
   2,000    2.50% 2006 H......................................       1,964

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            U.S. TREASURY SECURITIES -- (CONTINUED)
$  4,550    2.75% 2006 H......................................  $    4,504
  24,725    3.50% 2010........................................      23,796
 147,625    3.875% 2007 -- 2010 H.............................     145,890
  25,600    4.125% 2015 H.....................................      24,704
  17,075    4.25% 2010 -- 2015 H..............................      16,808
                                                                ----------
                                                                   242,549
                                                                ----------
            Total U.S. government securities
              (cost $260,970).................................  $  257,993
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 1.7%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
$  3,750    2.50% 2013........................................  $    3,619
     973    4.50% 2019 -- 2020................................         942
                                                                ----------
                                                                     4,561
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
     247    4.50% 2020 I......................................         239
   5,239    5.00% 2019........................................       5,169
       3    9.00% 2021........................................           4
                                                                ----------
                                                                     5,412
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
   4,515    6.00% 2023 -- 2034................................       4,596
   3,631    6.50% 2026 -- 2035................................       3,775
   3,724    7.00% 2023 -- 2032................................       3,920
     698    8.00% 2029 -- 2031................................         747
      45    9.00% 2023........................................          49
                                                                ----------
                                                                    13,087
                                                                ----------
            OTHER GOVERNMENT AGENCIES -- 0.5%
  14,050    Resolution Funding Corp.,
              4.25% 2014 Z....................................       9,409
                                                                ----------
            Total U.S. government agencies
              (cost $32,570)..................................  $   32,469
                                                                ----------
            Total long-term investments
              (cost $1,780,577)...............................  $1,892,810
                                                                ----------
SHORT-TERM INVESTMENTS -- 16.3%
            REPURCHASE AGREEMENTS -- 1.7%
$  1,092    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    1,092
  12,092    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      12,092
   7,743    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       7,743
  11,455    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      11,455
                                                                ----------
                                                                    32,382
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.6%
 277,716    BNY Institutional Cash Reserve Fund...............  $  277,716
                                                                ----------
PRINCIPAL
 AMOUNT
---------
$  4,973    Lehman Brothers Repurchase Agreement,
              3.98%, 11/1/2005................................  $    4,973
                                                                ----------
                                                                   282,689
                                                                ----------
            Total short-term investments
              (cost $315,071).................................     315,071
                                                                ----------
            Total investments in securities
              (cost $2,095,648) O.............................  $2,207,881
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.78% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $120,188, which represents 6.23% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $2,113,649 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $125,540
      Unrealized depreciation........................   (31,308)
                                                       --------
      Net unrealized appreciation....................  $ 94,232
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $17,703, which represents 0.92% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  I The cost of securities purchased on a when-issued basis at October 31, 2005 was $241.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Japanese Yen                                   Sell              $965            $974           11/01/2005               $9
                                                                                                                         --
                                                                                                                         $9
                                                                                                                         ==

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 98.9%
EQUITY FUNDS -- 98.9%
    227     Hartford Capital Appreciation Fund, Class Y B.....  $  8,751
  1,266     Hartford Disciplined Equity Fund, Class Y.........    15,340
    282     Hartford Dividend and Growth Fund, Class Y........     5,449
    253     Hartford Global Leaders Fund, Class Y B...........     4,409
    621     Hartford Growth Fund, Class Y B...................    10,963
     78     Hartford Growth Opportunities Fund, Class Y B.....     2,202
    714     Hartford International Capital Appreciation Fund,
              Class Y B.......................................     8,801
    379     Hartford International Small Company Fund, Class
              Y...............................................     5,461
    320     Hartford MidCap Value Fund, Class Y...............     4,343
    234     Hartford Small Company Fund, Class Y B............     4,516
    462     Hartford SmallCap Growth Fund, Class Y B..........    13,280
  1,113     Hartford Value Fund, Class Y......................    12,009
    906     Hartford Value Opportunities Fund, Class Y B......    14,266
                                                                --------
            Total investments in affiliated
              investment companies
              (cost $104,080) O...............................  $109,790
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $104,086 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,704
      Unrealized depreciation..........................      --
                                                         ------
      Net unrealized appreciation......................  $5,704
                                                         ======

B    Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.0%
EQUITY FUNDS -- 59.7%
1,116    Hartford Capital Appreciation Fund, Class Y B.....  $ 42,941
1,772    Hartford Disciplined Equity Fund, Class Y.........    21,476
  527    Hartford Dividend and Growth Fund, Class Y........    10,179
  433    Hartford Global Leaders Fund, Class Y B...........     7,560
1,426    Hartford Growth Fund, Class Y B...................    25,162
  450    Hartford Growth Opportunities Fund, Class Y B.....    12,770
2,752    Hartford International Capital Appreciation Fund,
           Class Y B.......................................    33,931
1,566    Hartford MidCap Value Fund, Class Y...............    21,280
  732    Hartford Small Company Fund, Class Y B............    14,144
  284    Hartford SmallCap Growth Fund, Class Y B..........     8,170
  460    Hartford Stock Fund, Class Y......................     8,820
1,557    Hartford Value Fund, Class Y......................    16,799
2,449    Hartford Value Opportunities Fund, Class Y B......    38,540
                                                             --------
         Total equity funds
           (cost $243,818).................................  $261,772
                                                             --------
FIXED INCOME FUNDS -- 37.3%
  642    Hartford Floating Rate Fund, Class Y..............     6,468
1,659    Hartford High Yield Fund, Class Y.................    12,859
1,262    Hartford Income Fund, Class Y.....................    12,921
4,052    Hartford Inflation Plus Fund, Class Y.............    43,271
4,601    Hartford Short Duration Fund, Class Y.............    45,269
4,014    Hartford Total Return Bond Fund, Class Y..........    43,068
                                                             --------
         Total fixed income funds
           (cost $167,106).................................  $163,856
                                                             --------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
MONEY MARKET FUND -- 2.0%
8,609    Hartford Money Market Fund, Class Y...............  $  8,609
                                                             --------
         Total money market fund
           (cost $8,609)...................................  $  8,609
                                                             --------
         Total investments in affiliated investment
           companies
           (cost $419,533) O...............................  $434,237
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $419,533 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $17,954
      Unrealized depreciation.........................   (3,250)
                                                        -------
      Net unrealized appreciation.....................  $14,704
                                                        =======

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
 COMMON STOCK -- 96.1%
            BASIC MATERIALS -- 11.3%
   2,016    3M Co. ...........................................  $   153,168
     751    Arch Coal, Inc. H.................................       57,880
   2,922    BHP Billiton Ltd. ADR H...........................       90,741
   1,941    Cameco Corp. .....................................       92,765
   2,257    Companhia Vale do Rio Doce ADR H..................       93,272
   3,606    Dow Chemical Co. .................................      165,389
   1,600    Freeport-McMoRan Copper & Gold, Inc. Class B......       79,072
     710    Holcim Ltd. +.....................................       44,224
   2,500    Huntsman Corp. BH.................................       49,700
   2,500    Lyondell Chemical Co. ............................       67,000
   1,342    OfficeMax, Inc. ..................................       37,611
   1,291    Rio Tinto plc +...................................       49,183
   2,152    Tek Cominco Ltd. Class B..........................       90,674
   1,596    Xstrata plc +.....................................       36,567
                                                                -----------
                                                                  1,107,246
                                                                -----------
            CAPITAL GOODS -- 5.8%
   2,731    Boeing Co. .......................................      176,551
   1,796    Caterpillar, Inc. ................................       94,441
   2,013    Ingersoll-Rand Co. Class A........................       76,064
   1,482    National Oilwell Varco, Inc. B....................       92,562
   1,097    Parker-Hannifin Corp. ............................       68,760
   4,503    Xerox Corp. B.....................................       61,111
                                                                -----------
                                                                    569,489
                                                                -----------
            CONSUMER CYCLICAL -- 5.7%
     559    Carnival Corp. H..................................       27,746
   3,271    Dollar General Corp. H............................       63,578
   2,721    Federated Department Stores, Inc. ................      166,969
     300    Newell Rubbermaid, Inc. ..........................        6,897
     412    Office Depot, Inc. B..............................       11,337
   5,377    Toyota Motor Corp. +..............................      249,353
     595    Yum! Brands, Inc. ................................       30,283
                                                                -----------
                                                                    556,163
                                                                -----------
            CONSUMER STAPLES -- 2.3%
   1,948    Archer Daniels Midland Co. .......................       47,483
   2,600    Bunge Ltd. H......................................      135,023
     862    Procter & Gamble Co. .............................       48,269
                                                                -----------
                                                                    230,775
                                                                -----------
            ENERGY -- 6.7%
   2,298    ConocoPhillips....................................      150,243
   1,287    Devon Energy Corp. ...............................       77,715
     900    Occidental Petroleum Corp. .......................       70,992
     483    Valero Energy Corp. ..............................       50,789
   1,490    Weatherford International Ltd. BH.................       93,287
   4,855    XTO Energy, Inc. .................................      211,014
                                                                -----------
                                                                    654,040
                                                                -----------
            FINANCE -- 25.1%
   3,238    ACE Ltd. H........................................      168,721
   1,900    American Capital Strategies Ltd. H................       71,364
   2,985    American International Group, Inc. ...............      193,399
     832    Archstone-Smith Trust.............................       33,758

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
   1,900    Assurant, Inc. H..................................  $    72,580
   1,700    Capital One Financial Corp. H.....................      129,795
  97,822    China Life Insurance Co., Ltd. +B.................       71,682
   3,130    Citigroup, Inc. ..................................      143,301
   2,439    Countrywide Financial Corp. H.....................       77,474
     288    European Capital Limited Private Placement +V v...        3,452
   1,200    General Growth Properties, Inc. H.................       50,976
   2,291    Genworth Financial, Inc. .........................       72,609
   1,396    Goldman Sachs Group, Inc. H.......................      176,438
   6,077    ICICI Bank Ltd. BM................................       67,032
     420    iStar Financial, Inc. ............................       15,493
   5,002    MBNA Corp. .......................................      127,911
      11    Mitsubishi UFJ Financial Group, Inc. +............      138,718
     685    ORIX Corp. +......................................      128,405
   2,341    St. Paul Travelers Cos, Inc. H....................      105,393
   1,060    State Street Corp. ...............................       58,527
     683    UBS AG H..........................................       58,521
   3,047    Uniao de Bancos Brasileiros S.A. GDR..............      159,379
  25,640    UniCredito Italiano S.p.A. +......................      143,185
     581    Washington Mutual, Inc. ..........................       23,004
   2,201    Wellpoint, Inc. B.................................      164,386
                                                                -----------
                                                                  2,455,503
                                                                -----------
            HEALTH CARE -- 6.7%
     700    Amgen, Inc. BH....................................       53,032
   2,700    AstraZeneca plc ADR H.............................      121,230
     754    Forest Laboratories, Inc. B.......................       28,569
   3,115    Lilly (Eli) & Co. ................................      155,076
   1,113    McKesson Corp. ...................................       50,582
   1,250    Omnicare, Inc. ...................................       67,625
     750    Sanofi-Aventis S.A. +.............................       60,088
   3,043    Teva Pharmaceutical Industries Ltd. ADR H.........      116,014
                                                                -----------
                                                                    652,216
                                                                -----------
            SERVICES -- 5.8%
      25    Harvey Weinstein Master L.P. +V...................       25,200
   3,588    Hilton Hotels Corp. ..............................       69,790
   1,566    Lamar Advertising Co. B...........................       69,862
     595    Opap S.A. +.......................................       17,301
     690    Opap S.A. M+......................................       19,884
     891    Pixar Animation Studios BH........................       45,200
   2,215    Starwood Hotels & Resorts Worldwide, Inc. ........      129,446
   2,839    US Airways Group, Inc. +BV........................       63,061
   4,189    Walt Disney Co. ..................................      102,076
   1,044    XM Satellite Radio Holdings, Inc. Class A BH......       30,096
                                                                -----------
                                                                    571,916
                                                                -----------
            TECHNOLOGY -- 24.3%
   2,457    Agilent Technologies, Inc. B......................       78,658
   3,489    America Movil S.A. de C.V. ADR....................       91,586
     800    Apple Computer, Inc. B............................       46,072
   2,731    Applied Materials, Inc. ..........................       44,734
   2,943    AT&T Corp. .......................................       58,218
   5,000    Cisco Systems, Inc. B.............................       87,250

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 1/3 7/8v11,735 Citigroup Global Certificate -- Bharti
              Televentures +BM................................  $    84,020
   1,509    Cognex Corp. H....................................       43,133
   5,584    Corning, Inc. B...................................      112,183
   1,363    First Data Corp. .................................       55,129
   7,033    General Electric Co. .............................      238,492
     177    Google, Inc. B....................................       66,018
   3,305    Hewlett-Packard Co. ..............................       92,683
  15,512    Hon Hai Precision Industry Co., Ltd. +............       67,201
   1,040    International Business Machines Corp. H...........       85,122
   5,477    Microsoft Corp. ..................................      140,767
   1,124    Motorola, Inc. ...................................       24,908
     727    Qwest Communications International, Inc. B........        3,169
     643    Samsung Electronics Co., Ltd. +...................      342,601
   3,400    SBC Communications, Inc. H........................       81,097
   9,998    Sprint Nextel Corp. ..............................      233,042
   1,294    Symbol Technologies, Inc. ........................       10,736
   8,599    Time Warner, Inc. ................................      153,320
   1,248    Turkcell Iletisim Hizmet ADR......................       16,448
   2,700    Yahoo!, Inc. B....................................       99,819
     451    Zebra Technologies Corp. Class A B................       19,438
                                                                -----------
                                                                  2,375,844
                                                                -----------
            TRANSPORTATION -- 1.9%
   1,200    ACE Aviation Holdings, Inc. B.....................       31,488
  67,533    Air China Ltd. +B.................................       21,202
   3,153    Royal Caribbean Cruises Ltd. H....................      130,648
                                                                -----------
                                                                    183,338
                                                                -----------
            UTILITIES -- 0.5%
     887    Exelon Corp. H....................................       46,125
                                                                -----------
            Total common stock
              (cost $8,200,888)...............................  $ 9,402,655
                                                                -----------
PREFERRED STOCKS -- 0.0%
            TECHNOLOGY -- 0.0%
   6,325    SensAble Technologies, Inc. +V....................  $        @@
                                                                -----------
            Total preferred stocks
              (cost $4,000)...................................  $        @@
                                                                -----------
            Total long-term investments
              (cost 8,204,888)................................    9,402,655
                                                                -----------
PRINCIPAL
 AMOUNT
--------
    7/8V
 SHORT-TERM INVESTMENTS -- 10.9%
            REPURCHASE AGREEMENTS -- 3.7%
$ 12,323    Bank of America Joint Repurchase
              Agreement,
              3.92%, 11/01/2005...............................  $    12,323

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$136,473    Bank of America TriParty
              Joint Repurchase Agreement,
              4.03%, 11/01/2005...............................  $   136,473
  87,391    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       87,391
 129,290    UBS Securities TriParty Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      129,290
                                                                -----------
                                                                    365,477
                                                                -----------
 SHARES
---------
    7/8V    SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.2%
 696,855    BNY Institutional Cash Reserve Fund...............  $   696,855
      98    Evergreen Institutional Money Market Fund.........           98
                                                                -----------
                                                                    696,953
                                                                -----------
PRINCIPAL
 AMOUNT
--------
V$ 6,383    LEHMAN BROTHERS REPURCHASE AGREEMENT,
              3.98%, 11/01/2005...............................        6,383
                                                                -----------
                                                                    703,336
                                                                -----------
            Total short-term investments
              (cost $1,068,813)...............................  $ 1,068,813
                                                                -----------
            Total investments in securities
              (cost $9,273,701) O.............................  $10,471,468
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 25.62% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $1,565,327, which represents 16.00% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $9,274,152 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $1,375,273
      Unrealized depreciation.......................    (177,957)
                                                      ----------
      Net unrealized appreciation...................  $1,197,316
                                                      ==========

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                  COST
      ACQUIRED     SHARES/PAR            SECURITY             BASIS
      --------     ----------            --------            -------
      5/2005-
      10/2005          288      European Capital -- Reg D    $ 3,452
      10/2005           25      Harvey Weinstein Master       25,200
                                L.P. -- Reg D
      4/2000-
      10/2004        6,325      SensAble Technologies,            @@
                                Inc. -- Reg D
      5/2005-
      10/2005        2,839      U.S. Airways Group, Inc. --   63,061
                                Reg D

     The aggregate value of these securities at October 31, 2005 was $91,713, which represents 0.94% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $170,936, which represents 1.75% of total net assets.


  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  v As of October 31, 2005 the Fund has future commitments to purchase an additional 3,312 shares in the amount of $33,120 EURO.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                     PERCENTAGE OF
            DIVERSIFICATION BY COUNTRY                NET ASSETS
            --------------------------               -------------
Australia                                                  0.9%
------------------------------------------------------------------
Brazil                                                     2.6
------------------------------------------------------------------
Canada                                                     2.2
------------------------------------------------------------------
China                                                      0.9
------------------------------------------------------------------
France                                                     0.6
------------------------------------------------------------------
Germany                                                    0.0
------------------------------------------------------------------
Greece                                                     0.4
------------------------------------------------------------------
India                                                      0.7
------------------------------------------------------------------
Israel                                                     1.2
------------------------------------------------------------------
Italy                                                      1.5
------------------------------------------------------------------
Japan                                                      5.2
------------------------------------------------------------------
Luxembourg                                                 0.9
------------------------------------------------------------------
Mexico                                                     0.9
------------------------------------------------------------------
South Korea                                                3.5
------------------------------------------------------------------
Switzerland                                                1.1
------------------------------------------------------------------
Taiwan                                                     0.7
------------------------------------------------------------------
Turkey                                                     0.2
------------------------------------------------------------------
United Kingdom                                             2.1
------------------------------------------------------------------
United States                                             70.5
------------------------------------------------------------------
Short Term Investments                                    10.9
------------------------------------------------------------------
Other Assets & Liabilities                                -7.0
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------         ----------         --------------
British Pound                                 Sell             $11,256         $11,280          11/02/2005              $24
British Pound                                 Sell              12,562          12,555          11/03/2005               (7)
Hong Kong Dollars                             Sell               2,816           2,815          11/01/2005               (1)
Hong Kong Dollars                             Sell               2,908           2,908          11/02/2005               --
                                                                                                                        ---
                                                                                                                        $16
                                                                                                                        ===

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 94.8%
            BASIC MATERIALS -- 10.8%
      3     3M Co. ...........................................  $   228
      1     Akzo Nobel N.V. +.................................       56
      1     Albemarle Corp. ..................................       46
     33     Alcoa, Inc. ......................................      797
      3     Aracruz Celulose S.A. ADR.........................      130
      4     Arch Coal, Inc. ..................................      309
      5     BHP Billiton Ltd. ADR.............................      154
     23     Cameco Corp. .....................................    1,108
      3     Cemex S.A. de C.V. ADR............................      141
      4     Cie Generale d'Optique Essilor International S.A.
              +...............................................      345
     14     Companhia Vale do Rio Doce ADR....................      588
      3     Compania De Minas Buenaventur ADR.................       84
      4     Cytec Industries, Inc. ...........................      157
      9     Dow Chemical Co. .................................      394
      4     DuPont (E.I.) de Nemours & Co. ...................      179
     @@     Engelhard Corp. ..................................       12
      3     Freeport-McMoRan Copper & Gold, Inc. Class B......      142
     13     Gammon Lake Resources, Inc. B.....................      100
      4     Glamis Gold Ltd. B................................       94
      1     Goldcorp, Inc. ...................................       14
      1     Holcim Ltd. +.....................................       59
      6     Huntsman Corp. B..................................      114
     17     International Uranium Corp. B.....................       78
     17     Jarden Corp. B....................................      576
      4     Lyondell Chemical Co. ............................      113
     12     Michelin (C.G.D.E.) Class B +.....................      630
      3     Mining and Metallurgical Co. Norilsk Nickel ADR...      219
     15     Mosaic Co. B......................................      204
      4     Newmont Mining Corp. .............................      153
      2     OfficeMax, Inc. ..................................       67
      7     Pactiv Corp. B....................................      132
     56     Paladin Resources Ltd. +B.........................       84
     @@     Phelps Dodge Corp. ...............................       23
      4     Rio Tinto plc +...................................      170
     29     Sappi Ltd. ADR....................................      283
     12     Smurfit-Stone Container Corp. B...................      127
      4     Tek Cominco Ltd. Class B..........................      185
      4     Temple-Inland, Inc. ..............................      147
      3     Titanium Metals Corp. B...........................      118
     26     UEX Corp. B.......................................       79
     23     Vedanta Resources plc +...........................      229
      6     Xstrata plc +.....................................      130
     24     Zinifex Ltd. +B...................................       86
                                                                -------
                                                                  9,084
                                                                -------
            CAPITAL GOODS -- 3.3%
      4     Boeing Co. .......................................      233
      5     Bucyrus International, Inc. ......................      189
      3     Caterpillar, Inc. ................................      137
      3     General Dynamics Corp. ...........................      360
     10     Goodrich Corp. ...................................      364
     17     Komatsu Ltd. +....................................      227

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            CAPITAL GOODS -- (CONTINUED)
      3     National Oilwell Varco, Inc. B....................  $   171
      6     Parker-Hannifin Corp. ............................      353
     13     Teradyne, Inc. B..................................      173
      9     Tyco International Ltd. ..........................      248
     19     Xerox Corp. B.....................................      257
                                                                -------
                                                                  2,712
                                                                -------
            CONSUMER CYCLICAL -- 9.2%
     15     Abercrombie & Fitch Co. Class A...................      754
     10     American Axle & Manufacturing Holdings, Inc. .....      227
     25     Arris Group, Inc. B...............................      205
      8     Blockbuster, Inc. Class A.........................       37
      4     Carnival Corp. ...................................      179
      8     CBRL Group, Inc. .................................      267
      7     Eddie Bauer Holdings, Inc. B......................      172
     32     Esprit Holdings Ltd. +............................      227
      6     Federated Department Stores, Inc. ................      341
     33     Foot Locker, Inc. ................................      649
      5     Foster Wheeler Ltd. B.............................      139
     11     GameStop Corp. Class B B..........................      369
     13     Geox S.p.A. +.....................................      127
      1     Hermes International +............................      221
     13     Kohl's Corp. B....................................      631
     10     Lear Corp. .......................................      311
     12     Newell Rubbermaid, Inc. ..........................      264
     21     Ruby Tuesday, Inc. ...............................      456
      5     Seven & I Holdings Co., Ltd. .....................      157
      7     Steven Madden Ltd. B..............................      175
     16     Tiffany & Co. ....................................      642
      4     Toyota Motor Corp. +..............................      181
     11     TRW Automotive Holdings Corp. B...................      297
      4     Wienerberger AG +.................................      158
      8     Yum! Brands, Inc. ................................      426
                                                                -------
                                                                  7,612
                                                                -------
            CONSUMER STAPLES -- 4.6%
     17     Altria Group, Inc. ...............................    1,240
      7     Bunge Ltd. .......................................      343
     11     Imperial Tobacco Group plc +......................      318
     @@     Japan Tobacco, Inc. +.............................      174
     @@     Lindt & Spruengli AG +............................      357
      3     LVMH Moet Hennessy Louis Vuitton S.A. +...........      267
      1     Nestle S.A. +.....................................      308
      9     Procter & Gamble Co. .............................      476
      8     Royal Numico N.V. +B..............................      334
                                                                -------
                                                                  3,817
                                                                -------
            ENERGY -- 5.9%
      2     ConocoPhillips....................................      150
      2     Devon Energy Corp. ...............................      110
      2     Exxon Mobil Corp. ................................      107
      8     GlobalSantaFe Corp. ..............................      374
      3     Halliburton Co. ..................................      189
      4     Marathon Oil Corp. ...............................      241
      8     Noble Corp. ......................................      539
      1     Occidental Petroleum Corp. .......................      103
      2     Petroleo Brasileiro S.A. ADR......................      153

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
      4     SK Corp. +........................................  $   191
      1     Southwestern Energy Co. B.........................       47
      6     Talisman Energy, Inc. ............................      270
      6     Talisman Energy, Inc. ADR.........................      244
     10     Tesoro Corp. .....................................      581
      5     Total S.A. ADR....................................      614
      1     Valero Energy Corp. ..............................       99
      2     Weatherford International Ltd. B..................      136
     13     Worleyparsons Ltd. +..............................       99
     15     XTO Energy, Inc. .................................      631
                                                                -------
                                                                  4,878
                                                                -------
            FINANCE -- 13.4%
     17     ACE Ltd. .........................................      881
      1     Allstate Corp. ...................................       42
      5     AMBAC Financial Group, Inc. ......................      347
     11     American International Group, Inc. ...............      700
     28     Apollo Investment Corp. ..........................      521
     19     Banco Bilbao Vizcaya Argentaria S.A. +............      327
      2     Bank Austria Creditanstalt +......................      208
     16     Bank of America Corp. ............................      713
      9     Bayerische Hypo Und Vereinsbank AG B..............      237
      9     Capital One Financial Corp. ......................      718
     41     Chardan China Acquisition B.......................      366
     10     CIT Group, Inc. ..................................      462
     21     Citigroup, Inc. ..................................      961
      3     Everest Re Group Ltd. ............................      341
      4     Federal Home Loan Mortgage Corp. .................      241
      3     Genworth Financial, Inc. .........................       90
      4     Golden West Financial Corp. ......................      211
      3     Goldman Sachs Group, Inc. ........................      374
      5     ICICI Bank Ltd. ..................................      116
     32     MBNA Corp. .......................................      811
     @@     Mitsubishi UFJ Financial Group, Inc. +............      327
      1     ORIX Corp. +......................................       94
      8     Platinum Underwriters Holdings Ltd. ..............      236
      2     Reinsurance Group of America......................      106
      3     RenaissanceRe Holdings Ltd. ADR...................      117
     13     Royal Bank of Scotland Group plc +................      372
     22     Shizuoka Bank Ltd. +..............................      231
      2     UBS AG............................................      163
      4     UBS AG +..........................................      360
      1     Uniao de Bancos Brasileiros S.A. GDR..............       73
      2     Unibail +.........................................      227
      3     Wellpoint, Inc. B.................................      202
                                                                -------
                                                                 11,175
                                                                -------
            HEALTH CARE -- 17.0%
     17     Amgen, Inc. B.....................................    1,295
      6     Astellas Pharma, Inc. +...........................      200
     15     AstraZeneca plc ADR...............................      669
      9     Cardinal Health, Inc. ............................      563
     12     Cephalon, Inc. B..................................      524
     14     Covance, Inc. B...................................      686
      4     Coventry Health Care, Inc. B......................      209

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            HEALTH CARE -- (CONTINUED)
     18     Digene Corp. B....................................  $   547
     14     DURECT Corp. B....................................       87
     11     Endo Pharmaceuticals Holdings, Inc. B.............      293
     11     Foxhollow Technologies, Inc. B....................      489
     16     Gilead Sciences, Inc. B...........................      775
      8     GlaxoSmithKline plc +.............................      202
      6     GlaxoSmithKline plc ADR...........................      312
      4     Health Net, Inc. B................................      199
      5     ICOS Corp. B......................................      146
     16     Lilly (Eli) & Co. ................................      772
     16     Medtronic, Inc. ..................................      895
     11     Mentor Corp. .....................................      473
      3     Omnicare, Inc. ...................................      140
      8     Panacos Pharmaceuticals, Inc. B...................       62
      3     Pfizer, Inc. .....................................       63
     12     Pharmaceutical Product Development, Inc. .........      672
      3     Roche Holding AG +................................      444
      6     Sanofi-Aventis S.A. +.............................      475
     13     Sanofi-Aventis S.A. ADR...........................      530
     59     Schering-Plough Corp. ............................    1,198
     46     Shionogi & Co., Ltd. +............................      560
      9     Teva Pharmaceutical Industries Ltd. ADR...........      345
      7     Wyeth.............................................      298
                                                                -------
                                                                 14,123
                                                                -------
            SERVICES -- 4.4%
     10     Cablevision Systems Corp. B.......................      241
      3     Comcast Corp. Class A B...........................       79
     14     Comcast Corp. Special Class A B...................      384
     10     Dex Media, Inc. ..................................      280
     24     LECG Corp. B......................................      526
      4     Liberty Global, Inc. Class A B....................      104
      5     Liberty Global, Inc. Class C B....................      121
      1     Opap S.A. M+......................................       16
      2     Opap S.A. +.......................................       50
      6     Pixar Animation Studios B.........................      320
     @@     R.H. Donnelley Corp. B............................       19
     14     Starwood Hotels & Resorts Worldwide, Inc. ........      800
      6     Team, Inc. B......................................      165
     46     Unisys Corp. B....................................      234
      5     Walt Disney Co. ..................................      114
      6     XM Satellite Radio Holdings, Inc. Class A B.......      173
                                                                -------
                                                                  3,626
                                                                -------
            TECHNOLOGY -- 21.5%
      3     America Movil S.A. de C.V. ADR....................       80
      6     Apple Computer, Inc. B............................      364
      5     Applied Materials, Inc. ..........................       80
      9     Arrow Electronics, Inc. B.........................      266
     26     AU Optronics Corp. ADR............................      336
     29     Cinram International, Inc. .......................      586
     47     Cisco Systems, Inc. B.............................      824
     64     Corning, Inc. B...................................    1,279
      5     Electronic Arts, Inc. B...........................      290
     24     EMC Corp. B.......................................      328
     12     F5 Networks, Inc. B...............................      630

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     16     Fairchild Semiconductor International, Inc. B.....  $   239
      3     First Data Corp. .................................      117
     13     Flextronics International Ltd. B..................      118
     27     General Electric Co. .............................      905
      2     Google, Inc. B....................................      897
      4     Hewlett-Packard Co. ..............................      107
      9     Koninklijke (Royal) Philips Electronics N.V. +....      227
      3     Lam Research Corp. B..............................      115
     61     Microsoft Corp. ..................................    1,565
      5     Mobile Telesystems OJSC ADR.......................      200
      5     Motorola, Inc. ...................................      106
     28     PhotoMedex, Inc. B................................       60
      2     QLogic Corp. B....................................       52
     28     Red Hat, Inc. B...................................      650
      1     Samsung Electronics Co., Ltd. +...................      609
      1     Samsung Electronics Co., Ltd. GDR.................      254
     16     Seagate Technology................................      225
     28     Siebel Systems, Inc. .............................      287
     33     Smiths Group plc +................................      529
      4     Sony Corp. ADR....................................      141
     18     Sprint Nextel Corp. ..............................      430
      9     Tektronix, Inc. ..................................      216
     96     Telefonaktiebolaget LM Ericsson +.................      314
      3     Telefonaktiebolaget LM Ericsson ADR...............       83
     11     Telefonica S.A. +.................................      175
     32     THQ, Inc. B.......................................      751
     22     Time Warner, Inc. ................................      396
      8     Turkcell Iletisim Hizmet ADR......................      112
      5     Varian Semiconductor Equipment Associates, Inc.
              B...............................................      189
     47     Verifone Holdings, Inc. B.........................    1,090
     14     Verint Systems, Inc. B............................      517
      6     Vishay Intertechnology, Inc. B....................       70
      2     Whirlpool Corp. ..................................      159
     24     Yahoo!, Inc. B....................................      902
                                                                -------
                                                                 17,870
                                                                -------
            TRANSPORTATION -- 3.3%
      5     ACE Aviation Holdings, Inc. B.....................      126
      7     AirTran Holdings, Inc. B..........................      111
     10     AMR Corp. B.......................................      134
      1     Arkansas Best Corp. ..............................       35
      8     Canadian Pacific Railway Ltd. ....................      321
     11     Continental Airlines, Inc. B......................      140
      2     Freighter America, Inc. ..........................       99
     20     GOL Linhas Aereas Inteligentes S.A. ADR...........      682
     11     Knight Transportation, Inc. ......................      305
      5     Pinnacle Airlines Corp. B.........................       34
     11     US Airways Group, Inc. B..........................      271
     12     Yellow Roadway Corp. B............................      527
                                                                -------
                                                                  2,785
                                                                -------
            UTILITIES -- 1.4%
      3     Companhia Energetica de Minas Gerais ADR..........      124
      2     Constellation Energy Group, Inc. .................      111

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            UTILITIES -- (CONTINUED)
      6     Exelon Corp. .....................................  $   302
     19     Fortum +..........................................      333
     34     Santos Ltd. +.....................................      276
                                                                -------
                                                                  1,146
                                                                -------
            Total common stock
              (cost $77,450)..................................  $78,828
                                                                -------
PREFERRED STOCKS -- 0.2%
            ENERGY -- 0.2%
      4     Petroleo Brasileiro S.A. ADR......................  $   202
                                                                -------
            Total preferred stocks
              (cost $170).....................................  $   202
                                                                -------
            Total long-term investments
              (cost $77,620)..................................  $79,030
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.2%
            REPURCHASE AGREEMENTS -- 4.2%
  $ 117     Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $   117
  1,291     Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................    1,291
    827     J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      827
  1,223     UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................    1,223
                                                                -------
            Total short-term investments
              (cost $3,458)...................................  $ 3,458
                                                                -------
            Total investments in securities
              (cost $81,078) O................................  $82,488
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 26.37% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $11,534, which represents 13.87% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $81,211 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 3,358
      Unrealized depreciation.........................   (2,081)
                                                        -------
      Net unrealized appreciation.....................  $ 1,277
                                                        =======

  B  Currently non-income producing.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $16, which represents $@@ of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                     PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                            NET ASSETS
------------------------------------------------------------------
Australia                                                  0.8%
------------------------------------------------------------------
Austria                                                    0.4
------------------------------------------------------------------
Bermuda                                                    0.2
------------------------------------------------------------------
Brazil                                                     2.3
------------------------------------------------------------------
Canada                                                     3.9
------------------------------------------------------------------
Finland                                                    0.4
------------------------------------------------------------------
France                                                     4.0
------------------------------------------------------------------
Germany                                                    0.3
------------------------------------------------------------------
Greece                                                     0.1
------------------------------------------------------------------
Hong Kong                                                  0.3
------------------------------------------------------------------
India                                                      0.1
------------------------------------------------------------------
Israel                                                     0.4
------------------------------------------------------------------
Italy                                                      0.1
------------------------------------------------------------------
Japan                                                      2.8
------------------------------------------------------------------
Mexico                                                     0.3
------------------------------------------------------------------
Netherlands                                                0.7
------------------------------------------------------------------
Peru                                                       0.1
------------------------------------------------------------------
Russia                                                     0.5
------------------------------------------------------------------
Singapore                                                  0.1
------------------------------------------------------------------
South Africa                                               0.2
------------------------------------------------------------------
South Korea                                                1.3
------------------------------------------------------------------
Spain                                                      0.6
------------------------------------------------------------------
Sweden                                                     0.5
------------------------------------------------------------------
Switzerland                                                2.0
------------------------------------------------------------------
Taiwan                                                     0.4
------------------------------------------------------------------
Turkey                                                     0.1
------------------------------------------------------------------
United Kingdom                                             3.5
------------------------------------------------------------------
United States                                             68.6
------------------------------------------------------------------
Short Term Investments                                     4.2
------------------------------------------------------------------
Other Assets & Liabilities                                 0.8
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Australian Dollar                               Buy              $ 7             $ 7            11/03/2005             $  @@
Canadian Dollar                                 Buy                9               9            11/01/2005                @@
Canadian Dollar                                 Buy                8               8            11/01/2005                @@
Swiss Francs                                    Buy                4               4            11/01/2005                @@
Swiss Francs                                    Buy               64              64            11/03/2005                @@
Euro                                            Buy                5               5            11/02/2005                @@
Euro                                            Buy                1               1            11/03/2005                @@
Euro                                           Sell               67              67            11/03/2005                @@
British Pound                                   Buy                7               7            11/01/2005                @@
British Pound                                   Buy                6               6            11/02/2005                @@
British Pound                                   Buy               57              57            11/03/2005                @@
Hong Kong Dollars                              Sell                8               8            11/01/2005                @@
Hong Kong Dollars                              Sell                9               9            11/02/2005                @@
                                                                                                                       -----
                                                                                                                       $  @@
                                                                                                                       =====

@@ Due to the presentation of the financial statements in thousands, the number of shares, percentage and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.5%
EQUITY FUNDS -- 40.0%
    234     Hartford Capital Appreciation Fund, Class Y B.....  $  9,013
    370     Hartford Disciplined Equity Fund, Class Y.........     4,490
    194     Hartford Global Leaders Fund, Class Y B...........     3,393
    275     Hartford International Capital Appreciation Fund,
              Class Y B.......................................     3,386
    156     Hartford International Small Company Fund, Class
              Y...............................................     2,250
    333     Hartford MidCap Value Fund, Class Y...............     4,519
     79     Hartford SmallCap Growth Fund, Class Y B..........     2,270
    468     Hartford Stock Fund, Class Y......................     8,978
    429     Hartford Value Opportunities Fund, Class Y B......     6,757
                                                                --------
            Total equity funds
              (cost $42,499)..................................  $ 45,056
                                                                --------
FIXED INCOME FUNDS -- 56.0%
    166     Hartford Floating Rate Fund, Class Y..............  $  1,673
  1,006     Hartford High Yield Fund, Class Y.................     7,798
    218     Hartford Income Fund, Class Y.....................     2,230
  1,568     Hartford Inflation Plus Fund, Class Y.............    16,742
  1,925     Hartford Short Duration Fund, Class Y.............    18,939
  1,454     Hartford Total Return Bond Fund, Class Y..........    15,597
                                                                --------
            Total fixed income funds
              (cost $64,275)..................................  $ 62,979
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
MONEY MARKET FUND -- 3.5%
  3,889     Hartford Money Market Fund, Class Y...............  $  3,889
                                                                --------
            Total money market fund
              (cost $3,889)...................................  $  3,889
                                                                --------
            Total investments in affiliated
              investment companies
              (cost $110,663) O...............................  $111,924
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $110,791 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,427
      Unrealized depreciation.........................   (1,294)
                                                        -------
      Net unrealized appreciation.....................  $ 1,133
                                                        =======

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
  COMMON STOCK -- 100.1%
            BASIC MATERIALS -- 2.9%
    48      3M Co. ...........................................  $  3,624
   123      Kimberly-Clark Corp. .............................     6,997
                                                                --------
                                                                  10,621
                                                                --------
            CAPITAL GOODS -- 5.9%
    65      Caterpillar, Inc. ................................     3,397
    37      General Dynamics Corp. ...........................     4,280
   188      Ingersoll-Rand Co. Class A........................     7,112
    71      Parker-Hannifin Corp. ............................     4,469
    54      Pitney Bowes, Inc. ...............................     2,264
                                                                --------
                                                                  21,522
                                                                --------
            CONSUMER CYCLICAL -- 6.8%
    58      Abercrombie & Fitch Co. Class A...................     3,026
    39      Centex Corp. .....................................     2,513
   185      D.R. Horton, Inc. ................................     5,675
    69      Federated Department Stores, Inc. ................     4,216
   139      Michaels Stores, Inc. ............................     4,585
   139      Supervalu, Inc. ..................................     4,369
     9      V.F. Corp. .......................................       486
                                                                --------
                                                                  24,870
                                                                --------
            CONSUMER STAPLES -- 9.4%
   172      Altria Group, Inc. ...............................    12,886
   109      Archer Daniels Midland Co. .......................     2,647
   125      General Mills, Inc. ..............................     6,047
    48      Procter & Gamble Co. .............................     2,669
    95      UST, Inc. ........................................     3,915
   100      Weyerhaeuser Co. .................................     6,328
                                                                --------
                                                                  34,492
                                                                --------
            ENERGY -- 11.5%
   102      Chevron Corp. ....................................     5,838
   176      ConocoPhillips....................................    11,487
    56      Devon Energy Corp. ...............................     3,369
    86      Exxon Mobil Corp. ................................     4,845
   112      Occidental Petroleum Corp. .......................     8,803
    71      Valero Energy Corp. ..............................     7,504
                                                                --------
                                                                  41,846
                                                                --------
            FINANCE -- 21.0%
   123      ACE Ltd. .........................................     6,398
    29      Aetna, Inc. ......................................     2,604
   311      Bank of America Corp. ............................    13,621
    97      Capital One Financial Corp. ......................     7,406
   347      Citigroup, Inc. ..................................    15,888
    81      Countrywide Financial Corp. ......................     2,561
    30      Everest Re Group Ltd. ............................     2,964
    39      Federal Home Loan Mortgage Corp. .................     2,380
    50      Lehman Brothers Holdings, Inc. ...................     6,007
    75      MBIA, Inc. .......................................     4,374
   187      St. Paul Travelers Cos., Inc. ....................     8,402
    68      UnitedHealth Group, Inc. .........................     3,919
                                                                --------
                                                                  76,524
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- 13.4%
   110      Abbott Laboratories...............................  $  4,736
    69      Amgen, Inc. B.....................................     5,250
    63      Cardinal Health, Inc. ............................     3,907
    20      Cephalon, Inc. B..................................       894
    48      Forest Laboratories, Inc. B.......................     1,808
    83      Genzyme Corp. B...................................     6,015
    71      Gilead Sciences, Inc. B...........................     3,336
   147      HCA, Inc. ........................................     7,070
   192      King Pharmaceuticals, Inc. B......................     2,964
   154      McKesson Corp. ...................................     7,014
   133      Pfizer, Inc. .....................................     2,886
    65      Wyeth.............................................     2,896
                                                                --------
                                                                  48,776
                                                                --------
            SERVICES -- 5.9%
   148      Accenture Ltd. Class A............................     3,889
    97      Cendant Corp. ....................................     1,686
    53      Comcast Corp. Class A B...........................     1,476
    43      Omnicom Group, Inc. ..............................     3,542
   158      Viacom, Inc. Class B..............................     4,903
   153      Waste Management, Inc. ...........................     4,500
    48      XM Satellite Radio Holdings, Inc. Class A B.......     1,387
                                                                --------
                                                                  21,383
                                                                --------
            TECHNOLOGY -- 21.6%
    72      Alltel Corp. .....................................     4,479
    39      CenturyTel, Inc. .................................     1,280
   425      Cisco Systems, Inc. B.............................     7,413
    @@      Computer Associates International, Inc. ..........         1
   143      Dell, Inc. B......................................     4,565
   150      First Data Corp. .................................     6,071
   141      General Electric Co. .............................     4,785
   422      Intel Corp. ......................................     9,912
    77      International Business Machines Corp. ............     6,338
   595      Microsoft Corp. ..................................    15,284
   466      Oracle Corp. B....................................     5,909
   195      Sprint Nextel Corp. ..............................     4,552
    21      Texas Instruments, Inc. ..........................       604
   417      Time Warner, Inc. ................................     7,438
                                                                --------
                                                                  78,631
                                                                --------
            UTILITIES -- 1.7%
    63      Exelon Corp. .....................................     3,269
    84      PG&E Corp. .......................................     3,059
                                                                --------
                                                                   6,328
                                                                --------
            Total common stock
              (cost $334,128).................................  $364,993
                                                                --------
            Total investments in securities
              (cost $334,128) O...............................  $364,993
                                                                ========

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DISCIPLINED EQUITY FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $334,833 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 40,545
      Unrealized depreciation........................   (10,385)
                                                       --------
      Net unrealized appreciation....................  $ 30,160
                                                       ========

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DIVIDEND & GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 96.6%
            BASIC MATERIALS -- 8.1%
   1,366    Alcoa, Inc. ......................................  $   33,185
     213    Bowater, Inc. ....................................       5,631
     591    Companhia Vale do Rio Doce ADR....................      24,439
   1,411    DuPont (E.I.) de Nemours & Co. ...................      58,831
     896    International Paper Co. ..........................      26,140
     541    Kimberly-Clark Corp. .............................      30,745
     209    Rio Tinto plc ADR.................................      31,852
     478    Rohm & Haas Co. ..................................      20,794
                                                                ----------
                                                                   231,617
                                                                ----------
            CAPITAL GOODS -- 6.5%
     283    Caterpillar, Inc. ................................      14,883
     499    Deere & Co. ......................................      30,255
     348    General Dynamics Corp. ...........................      40,496
     510    Parker-Hannifin Corp. ............................      31,961
     467    Pitney Bowes, Inc. ...............................      19,630
     411    United Technologies Corp. ........................      21,071
   1,905    Xerox Corp. BH....................................      25,845
                                                                ----------
                                                                   184,141
                                                                ----------
            CONSUMER CYCLICAL -- 4.0%
     376    Avery Dennison Corp. .............................      21,295
     770    Family Dollar Stores, Inc. .......................      17,055
     223    Genuine Parts Co. ................................       9,912
     658    Limited Brands, Inc. .............................      13,159
   1,303    McDonald's Corp. .................................      41,187
     245    Wal-Mart Stores, Inc. H...........................      11,572
                                                                ----------
                                                                   114,180
                                                                ----------
            CONSUMER STAPLES -- 7.9%
     746    Altria Group, Inc. ...............................      56,010
     106    Bunge Ltd. .......................................       5,490
     803    Coca-Cola Co. ....................................      34,357
     450    Coca-Cola Enterprises, Inc. ......................       8,499
     172    Colgate-Palmolive Co. ............................       9,125
     373    General Mills, Inc. ..............................      18,015
     708    Procter & Gamble Co. .............................      39,653
     592    Tyson Foods, Inc. Class A.........................      10,538
     663    Weyerhaeuser Co. .................................      42,001
                                                                ----------
                                                                   223,688
                                                                ----------
            ENERGY -- 16.5%
     318    Anadarko Petroleum Corp. .........................      28,810
     655    BP plc ADR........................................      43,465
   1,328    Chevron Corp. ....................................      75,772
     318    ConocoPhillips....................................      20,771
   1,160    EnCana Corp. .....................................      53,175
   1,679    Exxon Mobil Corp. ................................      94,232
     128    Occidental Petroleum Corp. .......................      10,113
     675    Royal Dutch Shell plc.............................      41,877
     335    Schlumberger Ltd. H...............................      30,444
     566    Total S.A. ADR H..................................      71,365
                                                                ----------
                                                                   470,024
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- 17.2%
     435    ACE Ltd. H........................................  $   22,684
     592    American International Group, Inc. ...............      38,355
   1,609    Bank of America Corp. ............................      70,369
   1,687    Citigroup, Inc. ..................................      77,249
     476    Federal Home Loan Mortgage Corp. .................      29,184
     687    J.P. Morgan Chase & Co. ..........................      25,141
     539    Marsh & McLennan Cos., Inc. H.....................      15,697
     415    MBIA, Inc. H......................................      24,155
   1,041    MBNA Corp. .......................................      26,618
     570    Merrill Lynch & Co., Inc. ........................      36,889
     445    Metlife, Inc. ....................................      21,983
     268    PNC Financial Services Group, Inc. ...............      16,270
     654    State Street Corp. ...............................      36,121
     763    Synovus Financial Corp. ..........................      20,963
     340    UBS AG............................................      29,128
                                                                ----------
                                                                   490,806
                                                                ----------
            HEALTH CARE -- 8.2%
   1,262    Abbott Laboratories...............................      54,329
     498    AstraZeneca plc ADR...............................      22,338
     320    Baxter International, Inc. .......................      12,215
     928    Lilly (Eli) & Co. ................................      46,205
     343    Novartis AG ADR...................................      18,449
     814    Pfizer, Inc. .....................................      17,698
   1,907    Schering-Plough Corp. ............................      38,782
     555    Wyeth.............................................      24,740
                                                                ----------
                                                                   234,756
                                                                ----------
            SERVICES -- 4.2%
     450    Accenture Ltd. Class A............................      11,832
     709    Comcast Corp. Class A B...........................      19,730
     507    Comcast Corp. Special Class A B...................      13,883
     544    New York Times Co. Class A........................      14,824
     528    Viacom, Inc. Class B..............................      16,337
     360    Warner Music Group Corp. .........................       5,582
   1,232    Waste Management, Inc. ...........................      36,350
                                                                ----------
                                                                   118,538
                                                                ----------
            TECHNOLOGY -- 15.4%
     403    BellSouth Corp. ..................................      10,481
     768    EMC Corp./Massachusetts B.........................      10,714
     203    Emerson Electric Co. .............................      14,105
     459    First Data Corp. .................................      18,579
   2,012    General Electric Co. .............................      68,237
     608    International Business Machines Corp. ............      49,775
   1,983    Microsoft Corp. ..................................      50,961
   1,800    Motorola, Inc. ...................................      39,897
   2,159    SBC Communications, Inc. H........................      51,497
   1,079    Sprint Nextel Corp. ..............................      25,144
     271    Texas Instruments, Inc. ..........................       7,728
   1,929    Time Warner, Inc. ................................      34,385
     937    Verizon Communications, Inc. .....................      29,526
     369    Whirlpool Corp. ..................................      28,982
                                                                ----------
                                                                   440,011
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DIVIDEND & GROWTH FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 3.5%
     781    CSX Corp. ........................................  $   35,791
     215    Norfolk Southern Corp. ...........................       8,639
   1,238    Southwest Airlines Co. ...........................      19,814
     494    Union Pacific Corp. ..............................      34,154
                                                                ----------
                                                                    98,398
                                                                ----------
            UTILITIES -- 5.1%
     328    Dominion Resources, Inc. .........................      24,962
   1,006    Exelon Corp. .....................................      52,336
     755    FPL Group, Inc. ..................................      32,493
     376    Pinnacle West Capital Corp. ......................      15,706
     482    Progress Energy, Inc. ............................      20,997
                                                                ----------
                                                                   146,494
                                                                ----------
            Total common stock
              (cost $2,405,143)...............................  $2,752,653
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.6%
            REPURCHASE AGREEMENTS -- 3.4%
 $ 3,229    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    3,229
  35,757    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      35,757
  22,897    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      22,897
  33,875    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      33,875
                                                                ----------
                                                                    95,758
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITIES LENDING -- 3.2%
  91,818    BNY Institutional Cash Reserve Fund...............      91,818
                                                                ----------
            Total short-term investments
              (cost $187,576).................................  $  187,576
                                                                ----------
            Total investments in securities
              (cost $2,592,719) O.............................  $2,940,229
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.80% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $2,598,077 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $418,391
      Unrealized depreciation........................   (76,239)
                                                       --------
      Net unrealized appreciation....................  $342,152
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 9.4%
     77     Air Products and Chemicals, Inc. .................  $  4,408
    296     Alcoa, Inc. ......................................     7,182
    298     Dow Chemical Co. .................................    13,681
    165     DuPont (E.I.) de Nemours & Co. ...................     6,866
    113     Kimberly-Clark Corp. .............................     6,430
     90     PPG Industries, Inc. .............................     5,423
                                                                --------
                                                                  43,990
                                                                --------
            CAPITAL GOODS -- 6.1%
    437     Caterpillar, Inc. ................................    23,002
    106     Rockwell Automation, Inc. ........................     5,655
                                                                --------
                                                                  28,657
                                                                --------
            CONSUMER STAPLES -- 10.6%
    175     Altria Group, Inc. ...............................    13,164
    160     Campbell Soup Co. ................................     4,647
     88     Colgate-Palmolive Co. ............................     4,666
     63     Diageo plc ADR....................................     3,720
    104     General Mills, Inc. ..............................     5,020
     63     Heinz (H.J.) Co. .................................     2,234
    166     Kellogg Co. ......................................     7,317
     82     PepsiCo, Inc. ....................................     4,839
     60     Weyerhaeuser Co. .................................     3,775
                                                                --------
                                                                  49,382
                                                                --------
            ENERGY -- 12.4%
    145     BP plc ADR........................................     9,648
    356     ConocoPhillips....................................    23,299
    368     Exxon Mobil Corp. ................................    20,683
     69     Royal Dutch Shell plc ADR.........................     4,508
                                                                --------
                                                                  58,138
                                                                --------
            FINANCE -- 31.1%
    132     ACE Ltd. .........................................     6,862
     88     Allstate Corp. ...................................     4,630
    473     Bank of America Corp. ............................    20,706
     99     Chubb Corp. ......................................     9,197
    452     Citigroup, Inc. ..................................    20,679
     69     Comerica, Inc. ...................................     3,993
     32     General Growth Properties, Inc. ..................     1,372
    265     J.P. Morgan Chase & Co. ..........................     9,715
    113     MBNA Corp. .......................................     2,897
    172     Merrill Lynch & Co., Inc. ........................    11,158
    234     National City Corp. ..............................     7,542
    172     PNC Financial Services Group, Inc. ...............    10,456
    194     SunTrust Banks, Inc. .............................    14,038
    211     U.S. Bancorp......................................     6,232
     92     Wachovia Corp. ...................................     4,641
     67     Washington Mutual, Inc. ..........................     2,650
    143     Wells Fargo & Co. ................................     8,602
                                                                --------
                                                                 145,370
                                                                --------
            HEALTH CARE -- 7.6%
    161     Abbott Laboratories...............................     6,914
    102     AstraZeneca plc ADR...............................     4,589
    189     Baxter International, Inc. .......................     7,209
    223     Pfizer, Inc. .....................................     4,854
    271     Wyeth.............................................    12,056
                                                                --------
                                                                  35,622
                                                                --------
            SERVICES -- 0.9%
     63     Gannett Co., Inc. ................................     3,943
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- 8.3%
    136     AT&T Corp. .......................................  $  2,688
    236     BellSouth Corp. ..................................     6,142
    248     General Electric Co. .............................     8,396
    524     SBC Communications, Inc. .........................    12,489
    221     Sprint Nextel Corp. ..............................     5,152
    131     Verizon Communications, Inc. .....................     4,142
                                                                --------
                                                                  39,009
                                                                --------
            UTILITIES -- 12.4%
    127     Consolidated Edison, Inc. ........................     5,769
     46     Constellation Energy Group, Inc. .................     2,532
    191     Dominion Resources, Inc. .........................    14,554
     31     Entergy Corp. ....................................     2,164
    130     Exelon Corp. .....................................     6,738
    287     FPL Group, Inc. ..................................    12,360
     29     PPL Corp. ........................................       918
    113     SCANA Corp. ......................................     4,479
    134     Southern Co. .....................................     4,675
     39     TXU Corp. ........................................     3,970
                                                                --------
                                                                  58,159
                                                                --------
            Total common stock
              (cost $433,411).................................  $462,270
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.7%
            REPURCHASE AGREEMENTS -- 2.7%
 $  429     Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    429
  4,751     Bank of America Triparty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     4,751
  3,042     J.P. Morgan Chase Triparty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     3,042
  4,501     UBS Securities, Inc. Triparty Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     4,501
                                                                --------
            Total short-term investments
              (cost $12,723)..................................  $ 12,723
                                                                --------
            Total investments in securities
              (cost $446,134) O...............................  $474,993
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.80% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $446,203 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 39,186
      Unrealized depreciation........................   (10,396)
                                                       --------
      Net unrealized appreciation....................  $ 28,790
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.5%
            FINANCE -- 0.5%
 $1,500     Lehman Brothers Commercial Mortgage Corp., 5.62%,
              07/15/2019 MK...................................  $  1,500
                                                                --------
            Total asset and commercial mortgage
              backed securities
              (cost $1,500)...................................  $  1,500
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 3.9%
            BASIC MATERIALS -- 0.7%
 $2,000     Bowater, Inc.,
              6.87%, 03/15/2010 K.............................  $  1,950
                                                                --------
            FINANCE -- 0.5%
  1,500     Ford Motor Credit Co.,
              5.72%, 01/15/2010 K.............................     1,362
                                                                --------
            SERVICES -- 1.6%
  3,000     Cablevision Systems Corp.,
              8.72%, 04/01/2009 K.............................     3,068
  1,500     Primedia, Inc.,
              9.17%, 05/15/2010 K.............................     1,504
                                                                --------
                                                                   4,572
                                                                --------
            TECHNOLOGY -- 0.4%
  1,000     Time Warner Telecom Holdings, Inc.,
              7.79%, 02/15/2011 K.............................     1,020
                                                                --------
            UTILITIES -- 0.7%
  2,000     Calpine Generating Co.,
              7.61%, 04/01/2009 K.............................     2,040
                                                                --------
            Total corporate bonds: investment grade
              (cost $11,163)..................................  $ 10,944
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 9.0%
            BASIC MATERIALS -- 2.6%
 $2,000     Abitibi Consolidated, Inc.,
              7.37%, 06/15/2011 K.............................  $  1,880
  2,000     Airgas, Inc.,
              9.125%, 10/01/2011..............................     2,123
  2,000     Lyondell Chemical Co.,
              11.125%, 07/15/2012.............................     2,230
  1,000     Nova Chemicals Corp.,
              7.56%, 11/15/2013 MK............................     1,009
                                                                --------
                                                                   7,242
                                                                --------
            CONSUMER CYCLICAL -- 1.4%
  2,000     GSC Holdings Corp.,
              7.88%, 10/01/2011 K.............................     2,000
  2,000     Levi Strauss & Co.,
              8.80%, 04/01/2012 K.............................     1,985
                                                                --------
                                                                   3,985
                                                                --------
            FINANCE -- 0.5%
  1,510     Chukchansi Economic Development Authority,
              7.76%, 11/15/2012 MK*...........................     1,510
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- 0.5%
 $1,500     Insight Health Services,
              9.17%, 11/01/2011 MK............................  $  1,429
                                                                --------
            SERVICES -- 0.8%
  2,000     Aztar Corp.,
              9.00%, 08/15/2011...............................     2,115
                                                                --------
            TECHNOLOGY -- 3.2%
  2,000     Dobson Cellular Systems,
              8.375%, 11/01/2011..............................     2,085
  1,000     Dobson Cellular Systems,
              8.44%, 11/01/2011 K.............................     1,038
  2,000     MCI, Inc.,
              7.69%, 05/01/2009...............................     2,072
  2,390     Qwest Corp.,
              7.12%, 06/15/2013 MK............................     2,521
  1,000     Qwest Services Corp.,
              13.50%, 12/15/2010..............................     1,143
                                                                --------
                                                                   8,859
                                                                --------
            Total corporate bonds: non-investment grade
              (cost $25,360)..................................  $ 25,140
                                                                --------
SENIOR FLOATING RATE LOAN INTERESTS X -- 81.6%
            BASIC MATERIALS -- 11.3%
 $  125     Basell Finance Co., Term Loan B4,
              6.58%, 09/15/2013 Z.............................  $    127
    625     Basell Finance Co., Term Loan B2,
              6.58%, 09/15/2013 Z.............................       633
    625     Basell Finance Co., Term Loan C2,
              7.24%, 09/15/2013 Z.............................       633
    125     Basell Finance Co., Term Loan C4,
              7.24%, 09/15/2013 Z.............................       127
  1,500     Carl Zeiss Vision,
              7.45%, 04/13/2014 Z.............................     1,507
    998     Coffeyville Resources,
              6.56%, 07/05/2012 Z.............................     1,013
  3,000     Eastman Kodak Co.,
              6.45%, 10/19/2012 Z.............................     2,986
  2,000     Goodyear Tire & Rubber,
              7.06%, 04/30/2010 Z.............................     2,014
  1,500     Goodyear Tire & Rubber,
              7.81%, 04/30/2010 Z.............................     1,482
  1,997     Graham Packaging Co. L.P.,
              6.46%, 10/07/2011 Z*............................     2,020
  1,500     Graham Packaging Co. L.P.,
              8.15%, 04/07/2012 Z.............................     1,524
  2,000     Graphic Packaging,
              6.41%, 08/08/2010 Z.............................     2,015
    838     Hexion Specialty Chemicals,
              6.38%, 05/31/2012 Z.............................       847
  1,157     Hexion Specialty Chemicals,
              6.56%, 05/31/2012 Z.............................     1,170
  3,000     Huntsman International, Inc.,
              5.68%, 08/16/2012 Z.............................     3,016
    974     Innophos, Inc.,
              6.15%, 08/01/2010 Z.............................       984

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS X -- (continued)
            BASIC MATERIALS -- (CONTINUED)
 $  998     Jarden Corp.,
              5.69%, 01/24/2012 Z.............................  $  1,000
  1,995     Jarden Corp.,
              5.95%, 01/24/2012 Z.............................     2,008
  1,000     Mega Bloks, Inc.,
              5.75%, 07/26/2012 Z.............................     1,012
  2,000     Mueller Group, Inc.,
              6.35%, 10/03/2012 Z.............................     2,027
  2,090     Smurfit-Stone Container Enterprises, Inc.,
              5.65%, 11/01/2010 Z.............................     2,114
    262     Smurfit-Stone Container Enterprises, Inc.,
              5.70%, 11/01/2010 Z.............................       265
    643     Smurfit-Stone Container Enterprises, Inc.,
              5.80%, 11/01/2011 Z.............................       650
    342     Trimas Corp.,
              7.61%, 12/31/2009 Z.............................       342
                                                                --------
                                                                  31,516
                                                                --------
            CAPITAL GOODS -- 2.0%
  1,000     ACCO Brands Corp.,
              5.73%, 08/15/2012 Z.............................     1,011
  1,000     Chart Industries, Inc.,
              6.06%, 10/17/2012 Z.............................     1,011
  1,496     Mid-Western Aircraft Systems, Inc.,
              6.41%, 12/31/2011 Z.............................     1,513
  2,000     Visant Holding Corp.,
              5.84%, 10/04/2011 Z.............................     2,025
                                                                --------
                                                                   5,560
                                                                --------
            CONSUMER CYCLICAL -- 11.2%
    500     Axletech International,
              8.00%, 10/20/2012 Z.............................       506
  1,000     Axletech International,
              12.25%, 04/20/2013 Z............................     1,008
  1,000     BI-LO LLC,
              7.94%, 06/30/2011 Z.............................     1,001
    499     Brand Services, Inc.,
              7.22%, 01/15/2012 Z.............................       504
  2,000     Collins & Aikman,
              6.97%, 05/17/2007 Z.............................     2,020
  1,936     Custom Building Products,
              6.22%, 10/20/2011 Z.............................     1,943
    998     Euramax International, Inc.,
              6.38%, 06/29/2012 Z.............................       993
    991     Hayez Lemmerz International, Inc.,
              7.14%, 06/03/2009 Z.............................       987
  2,000     Jean Coutu Group,
              6.42%, 07/30/2011 Z.............................     2,021
  1,495     Masonite International Corp., U.S. Term Loan,
              6.20%, 04/30/2010 Z.............................     1,490
  1,492     Masonite International Corp., Canadian Term Loan,
              6.20%, 04/30/2010 Z.............................     1,489
  2,000     NCI Building Systems, Inc.,
              4.90%, 06/18/2010 Z*............................     2,005

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CONSUMER CYCLICAL -- (CONTINUED)
 $3,500     Neiman Marcus Group,
              6.48%, 04/06/2013 Z.............................  $  3,515
  2,975     Nortek, Inc.,
              5.84%, 08/27/2011 Z.............................     3,003
  1,000     RJ Tower Corp.,
              7.24%, 02/02/2007 Z.............................     1,010
  2,000     Spectrum Brands, Inc.,
              5.96%, 02/06/2012 Z*............................     2,004
  2,494     Spring Industries,
              7.05%, 12/07/2010?..............................     2,494
  1,500     Tensar Corp.,
              7.00%, 10/28/2012 Z*............................     1,508
    998     United Subcontractors, Inc.,
              6.61%, 07/14/2012 Z.............................     1,007
    500     Walter Industries, Inc.,
              6.04%, 10/03/2012 Z.............................       507
                                                                --------
                                                                  31,015
                                                                --------
            CONSUMER STAPLES -- 4.6%
    750     American Seafoods Group,
              0.50%, 09/30/2012 Z*............................       752
  1,375     American Seafoods Group,
              5.84%, 09/30/2011 Z.............................     1,392
  1,382     Birds Eye Foods, Inc.,
              6.75%, 08/19/2008 Z.............................     1,394
    598     Chiquita Brands,
              6.57%, 06/28/2012 Z.............................       607
  3,000     Dole Foods,
              9.14%, 07/22/2010 Z.............................     3,090
  2,000     Johnsondiversey, Inc.,
              5.41%, 11/03/2009 Z*............................     2,016
  1,995     New Page Corp.,
              6.58%, 05/02/2011 Z.............................     2,010
    500     Otis Spunkmeyer, Inc.,
              6.80%, 08/26/2012 Z.............................       504
    960     Pinnacle Foods Corp.,
              7.29%, 11/25/2010 Z.............................       972
                                                                --------
                                                                  12,737
                                                                --------
            ENERGY -- 3.1%
  1,000     Alpha Natural Resources,
              5.70%, 10/26/2012 Z.............................     1,002
  1,012     Invensys plc,
              8.31%, 09/05/2009 Z.............................     1,038
  1,496     Kerr McGee Corp.,
              6.51%, 05/18/2011 Z.............................     1,498
  1,460     Semcrude L.P.,
              6.44%, 03/01/2011 Z.............................     1,474
  2,067     Targa Resources, Inc.,
              6.33%, 10/31/2012 Z*............................     2,074
    933     Targa Resources, Inc.,
              6.34%, 10/31/2007 Z*............................       936
    500     Universal Compression,
              5.59%, 02/15/2012 Z.............................       506
                                                                --------
                                                                   8,528
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS X -- (continued)
            FINANCE -- 7.3%
 $1,997     General Growth Properties,
              6.01%, 11/12/2008 Z.............................  $  2,017
  2,812     Lion Gables Realty L.P.,
              5.63%, 09/30/2006 Z.............................     2,823
  3,500     LNR Properties Corp.,
              6.66%, 02/03/2008 Z.............................     3,520
    976     Newkirk Master L.P.,
              5.99%, 08/10/2012 Z.............................       988
  1,000     Pivotal Promontory LLC,
              6.83%, 08/30/2010 Z.............................     1,000
  2,500     Residential Capital Corp.,
              5.33%, 07/28/2008 Z.............................     2,463
  2,000     Technical Olympic,
              6.56%, 08/01/2012 Z.............................     2,020
    580     United Rentals, Inc.,
              6.05%, 02/14/2011 Z*............................       584
  2,862     United Rentals, Inc.,
              6.25%, 02/14/2011 Z*............................     2,883
  2,000     Yellowstone Club,
              6.46%, 10/03/2010 Z.............................     2,020
                                                                --------
                                                                  20,318
                                                                --------
            HEALTH CARE -- 5.9%
  2,000     Healthsouth Corp.,
              8.97%, 06/15/2010 Z.............................     2,003
  2,000     Healthtronics, Inc.,
              5.85%, 03/23/2011 Z.............................     1,998
  1,972     Knowledge Learning Corp.,
              6.53%, 01/07/2012 Z.............................     1,976
  1,500     Lifecare Holdings, Inc.,
              6.13%, 08/11/2012 Z.............................     1,399
  2,500     Renal Advantage, Inc.,
              6.40%, 10/05/2012 Z*............................     2,525
  1,995     Select Medical Corp.,
              5.54%, 02/24/2012 Z.............................     1,994
  1,496     Skilled Healthcare Group, Inc.,
              6.78%, 06/15/2012 Z.............................     1,512
    331     Warner Chilcott Corp.,
              1.36%, 01/18/2012 Z*............................       332
  1,635     Warner Chilcott Corp.,
              6.54%, 01/18/2012 Z.............................     1,641
    659     Warner Chilcott Corp., Term Loan C,
              6.70%, 01/18/2005 Z.............................       661
    304     Warner Chilcott Corp., Term Loan D,
              6.70%, 01/18/2012 Z.............................       305
     66     Warner Chilcott Corp-Dovobe,
              1.36%, 01/18/2012 Z*............................        66
                                                                --------
                                                                  16,412
                                                                --------
            SERVICES -- 16.0%
  1,000     24 Hour Fitness Worldwide, Inc.,
              6.78%, 06/08/2012 Z.............................     1,014
  2,000     Accellent,
              6.27%, 06/30/2010 Z.............................     2,007

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
 $1,500     Affinion Group,
              6.91%, 10/07/2012 Z.............................  $  1,484
    410     Allied Waste,
              5.06%, 01/15/2012 Z.............................       412
  2,586     Allied Waste,
              6.00%, 01/15/2012 Z.............................     2,596
  1,500     Carmike Cinemas, Inc.,
              6.36%, 05/19/2012 Z.............................     1,505
  1,496     CCM Merger, Inc.,
              5.93%, 08/01/2012 Z.............................     1,507
  1,500     Fender Musical Instrument Group,
              8.55%, 09/30/2012 Z.............................     1,507
  2,493     Fidelity National Information Services, Inc.,
              5.67%, 03/09/2013 Z.............................     2,500
  1,000     Fidelity National Information Solutions, Inc.,
              5.42%, 03/09/2013 Z.............................     1,000
  2,000     Frontiervision Operating Partners L.P.,
              8.23%, 12/19/2006 Z.............................     2,008
    106     FSC Acquisition LLC,
              1.11%, 08/01/2012 Z*............................       106
    894     FSC Acquisition LLC,
              6.06%, 08/01/2012 Z.............................       896
  1,000     Hit Entertainment, Inc.,
              6.11%, 08/26/2012 Z.............................     1,000
  2,000     Isle of Capri Black Hawk LLC,
              6.21%, 10/24/2011 G*............................     2,015
  2,200     MGM Holdings II, Inc.,
              6.22%, 04/08/2012 Z.............................     2,217
  1,500     MGM Mirage,
              4.98%, 04/25/2010 Z.............................     1,503
  1,000     New Publications, Inc.,
              10.40%, 02/05/2013 Z............................       927
  1,000     PBI Media, Inc.,
              6.41%, 09/30/2012 Z.............................     1,000
  1,000     PBI Media, Inc.,
              10.24%, 09/30/2013 Z............................     1,008
  2,000     Penn National Gaming, Inc.,
              6.08%, 07/05/2012 Z.............................     2,022
  1,995     Regal Cinemas, Inc.,
              5.95%, 11/10/2010 Z.............................     2,013
    500     Spanish Broadcasting, Inc.,
              7.51%, 06/09/2013 Z.............................       507
  3,491     Sungard Data Systems, Inc,.
              6.26%, 08/08/2012 Z.............................     3,522
  2,000     US Investigations Services,
              6.49%, 10/14/2012 Z.............................     2,020
  2,500     Washington Country Casino Resort LLC,
              8.26%, 11/07/2011 G*............................     2,500
  1,000     Wembley, Inc.,
              7.83%, 08/15/2012 Z.............................     1,011
  1,564     Yonkers Racing Corp.,
              3.27%, 08/12/2011 Z*............................     1,577
    936     Yonkers Racing Corp.,
              5.23%, 08/12/2011 Z*............................       944
                                                                --------
                                                                  44,328
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SENIOR FLOATING RATE LOAN INTERESTS X -- (continued)
            TECHNOLOGY -- 8.7%
 $1,500     Aspect Software, Inc.,
              6.56%, 09/22/2012 Z.............................  $  1,507
    998     Cellnet Data Systems, Inc.,
              7.17%, 04/26/2012 Z.............................     1,002
  1,498     Charter Communications Operating LLC,
              7.34%, 04/27/2010 Z.............................     1,493
  1,995     Charter Communications Operating LLC,
              7.49%, 04/27/2011 Z.............................     1,997
  3,000     Cincinnati Bell, Inc.,
              5.35%, 08/31/2012 Z.............................     3,015
  2,500     Cinram International,
              6.04%, 09/30/2009 Z.............................     2,521
  1,000     Davita, Inc.,
              6.38%, 07/07/2012 Z.............................     1,014
    997     Leap Wireless International, Inc., Term Loan B1,
              6.52%, 01/10/2011 Z.............................     1,008
    995     Leap Wireless International, Inc., Term Loan B,
              6.52%, 01/10/2011 Z.............................     1,003
  1,000     Madison River Capital LLC,
              6.59%, 07/29/2012 Z.............................     1,014
  1,496     Ntelos, Inc.,
              6.50%, 08/24/2011 Z.............................     1,506
  1,000     Ntelos, Inc.,
              9.04%, 02/24/2012 Z.............................       999
  2,000     Olympus Cable Holding LLC,
              8.88%, 09/30/2010 Z.............................     1,981
  1,979     RCN Corp.,
              8.13%, 12/21/2011 Z.............................     1,995
  1,000     UPC Financing Partnership,
              6.56%, 12/31/2011 Z.............................     1,005
  1,000     UPC Financing Partnership,
              6.60%, 09/30/2012 Z.............................     1,006
                                                                --------
                                                                  24,066
                                                                --------
            TRANSPORTATION -- 3.9%
  2,500     Delta Air Lines, Inc.,
              10.39%, 03/16/2008 Z............................     2,571
  2,000     Northwest Airlines, Inc.,
              10.62%, 11/23/2010 Z............................     2,016
    731     Ozburn-Hessey Holding Company LLC,
              6.74%, 08/05/2012 Z.............................       741
    860     RailAmerica,
              5.90%, 09/29/2011 Z.............................       873
    201     Transport Industries L.P.,
              1.00%, 09/30/2011 Z*............................       203
  1,049     Transport Industries L.P.,
              6.56%, 09/30/2011 Z.............................     1,058
  3,487     United Airlines DIP,
              7.91%, 07/15/2010 Z.............................     3,510
                                                                --------
                                                                  10,972
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            UTILITIES -- 7.6%
 $1,332     Allegheny Energy Supply Co. LLC,
              5.79%, 07/20/2012 Z.............................  $  1,344
  1,744     Allegheny Energy, Inc.,
              6.14%, 06/16/2010 Z*............................     1,749
    131     Ceh La Paloma Merger Co. LLC,
              5.75%, 08/16/2012 Z.............................       132
     64     Ceh La Paloma Merger Co. LLC, Delayed Draw Term
              Loan,
              5.77%, 08/16/2012 Z.............................        64
    800     Ceh La Paloma Merger Co. LLC, Term Loan B,
              5.77%, 08/16/2012 Z.............................       805
  1,000     Ceh La Paloma Merger Co. LLC,
              7.52%, 08/16/2013 Z.............................     1,013
  2,000     Coleto Creek WLE L.P.,
              7.35%, 06/30/2012 Z.............................     2,043
  2,980     El Paso Energy Corp.,
              6.76%, 11/23/2009 Z.............................     3,000
  1,500     Energy Transfer Co. L.P.,
              6.82%, 05/20/2012 Z.............................     1,510
  1,500     Epco Holdings, Inc.,
              5.67%, 08/15/2010 Z.............................     1,517
  1,000     Primary Energy Finance LLC,
              6.02%, 08/24/2012 Z.............................     1,014
  3,491     Reliant Energy, Inc.,
              6.14%, 04/30/2010 Z.............................     3,499
  2,473     Texas Genco LLC, Term Loan,
              5.86%, 12/14/2011 Z*............................     2,483
  1,024     Texas Genco LLC, Delayed Draw Term Loan,
              5.86%, 12/14/2011 Z*............................     1,027
                                                                --------
                                                                  21,200
                                                                --------
            Total senior floating rate loan interests (cost
              $226,497).......................................  $226,652
                                                                --------
            Total long-term investments
              (cost $264,520).................................  $264,236
                                                                --------
SHORT-TERM INVESTMENTS -- 8.8%
            CONSUMER CYCLICAL -- 1.0%
 $3,000     Johnson Controls, Inc.,
              4.04%, 11/01/2005...............................  $  3,000
                                                                --------
            FINANCE -- 6.7%
  3,000     Barton Capital,
              4.02%, 11/01/2005...............................     3,000
  3,000     Eaton Corp.,
              4.02%, 11/01/2005...............................     3,000
  3,165     Goldman Sachs Group,
              4.03%, 11/01/2005...............................     3,165
  3,165     Old Line Funding,
              4.05%, 11/01/2005 M.............................     3,165
    181     State Street Bank Money Market Variable Rate,
              current rate -- 3.52% K.........................       181

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $3,000     Triple A-1 Funding,
              4.03%, 11/01/2005...............................  $  3,000
  3,000     UBS Finance LLC,
              4.00%, 11/01/2005...............................     3,000
                                                                --------
                                                                  18,511
                                                                --------
            HEALTH CARE -- 1.1%
  3,000     Merck,
              4.02%, 11/01/2005...............................     3,000
                                                                --------
            Total short-term investments
              (cost $24,511)..................................  $ 24,511
                                                                --------
            Total investments in securities (cost $289,031)
              O...............................................  $288,747
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.68% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $289,031 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $   931
      Unrealized depreciation.........................   (1,215)
                                                        -------
      Net unrealized depreciation.....................  $  (284)
                                                        =======

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $11,134, which represents 4.01% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  Z The interest rate disclosed for these securities represents the effective yield as of October 31, 2005.

  G The interest rate disclosed for these securities represents an estimated yield as of October 31, 2005.

  * The cost of securities purchased on a when-issued basis at October 31, 2005 was $24,360.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  X Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at October 31, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 2.2%
    40      Dow Chemical Co. .................................  $ 1,834
                                                                -------
            CAPITAL GOODS -- 5.2%
    31      Boeing Co. .......................................    1,978
    44      Caterpillar, Inc. ................................    2,288
                                                                -------
                                                                  4,266
                                                                -------
            CONSUMER CYCLICAL -- 11.5%
    34      Carnival Corp. ...................................    1,664
    94      Dollar General Corp. .............................    1,820
    14      Federated Department Stores, Inc. ................      884
    49      Gap, Inc. ........................................      847
    36      Home Depot, Inc. .................................    1,461
    23      Pulte Homes, Inc. ................................      858
    42      Toyota Motor Corp. +..............................    1,942
                                                                -------
                                                                  9,476
                                                                -------
            CONSUMER STAPLES -- 5.8%
    28      PepsiCo, Inc. ....................................    1,648
    55      Procter & Gamble Co. .............................    3,097
                                                                -------
                                                                  4,745
                                                                -------
            ENERGY -- 7.5%
    34      ConocoPhillips....................................    2,190
    30      Occidental Petroleum Corp. .......................    2,335
    76      Williams Cos., Inc. ..............................    1,693
                                                                -------
                                                                  6,218
                                                                -------
            FINANCE -- 20.9%
    44      American International Group, Inc. ...............    2,825
    41      Citigroup, Inc. ..................................    1,895
    17      Goldman Sachs Group, Inc. ........................    2,148
   178      MBNA Corp. .......................................    4,541
    @@      Mitsubishi UFJ Financial Group, Inc. +............    1,169
    29      St. Paul Travelers Cos., Inc. ....................    1,288
    45      State Street Corp. ...............................    2,502
    10      UBS AG............................................      832
                                                                -------
                                                                 17,200
                                                                -------
            HEALTH CARE -- 12.9%
    22      Amgen, Inc. B.....................................    1,674
    70      Lilly (Eli) & Co. ................................    3,470
    46      Medtronic, Inc. ..................................    2,601
    18      Quest Diagnostics, Inc. ..........................      831
    51      Sanofi-Aventis S.A. ADR...........................    2,054
                                                                -------
                                                                 10,630
                                                                -------
            SERVICES -- 6.8%
   124      Accenture Ltd. Class A............................    3,257
    27      Viacom, Inc. Class B..............................      845
    53      XM Satellite Radio Holdings, Inc. Class A B.......    1,525
                                                                -------
                                                                  5,627
                                                                -------
            TECHNOLOGY -- 26.5%
   100      Applied Materials, Inc. ..........................    1,645
   195      Cisco Systems, Inc. B.............................    3,406
    45      First Data Corp. .................................    1,816

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
    80      General Electric Co. .............................  $ 2,713
   135      Microsoft Corp. ..................................    3,459
     5      Samsung Electronics Co., Ltd. +...................    2,404
   123      Sprint Nextel Corp. ..............................    2,874
   143      Time Warner, Inc. ................................    2,550
    26      Yahoo!, Inc. B....................................      976
                                                                -------
                                                                 21,843
                                                                -------
            Total common stock
              (cost $76,825)..................................  $81,839
                                                                -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 1.1%
            REPURCHASE AGREEMENTS -- 1.1%
  $ 32      Bank of America Joint Repurchase Agreement, 3.92%,
              11/01/2005......................................  $    32
   354      Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      354
   227      J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      227
   335      UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      335
                                                                -------
            Total short-term investments
              (cost $948).....................................  $   948
                                                                -------
            Total investments in securities
              (cost $77,773) O................................  $82,787
                                                                =======

Note:Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.19% of total net assets at October 31, 2005.

   + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $5,515, which represents 6.69% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $78,764 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 5,373
      Unrealized depreciation.........................   (1,350)
                                                        -------
      Net unrealized appreciation.....................  $ 4,023
                                                        =======

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005


                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Japanese Yen                                    Sell             $1,822          $1,840          11/1/2005              $18
                                                                                                                        ---
                                                                                                                        $18
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 93.3%
            AUDIO AND VIDEO EQUIPMENT MANUFACTURING -- 0.1%
     @@     Samsung Electronics Co., Ltd. +...................  $    33
                                                                -------
            COMMUNICATIONS EQUIPMENT MANUFACTURING -- 2.5%
    120     Westell Technologies, Inc. Class A B..............      564
                                                                -------
            ENTERTAINMENT -- CABLE & OTHER SUBSCRIP PROGRAMMING -- 0.2%
      1     Comcast Corp. Class A B...........................       36
                                                                -------
            INTERNET PUBLISHING AND BROADCASTING -- 0.4%
      6     FairPoint Communications, Inc. ...................       85
                                                                -------
            OTHER INFORMATION SERVICES -- 0.1%
     24     Primus Telecommunications Group, Inc. BH..........       17
                                                                -------
            OTHER TELECOMMUNICATIONS -- 44.7%
     51     Brasil Telecom S.A. ADR H.........................      727
  2,182     China Telecom Corp. Ltd. +........................      714
     38     France Telecom S.A. +.............................      994
     40     P.T. Telekomunikasi Indonesia ADR.................      804
     63     Sprint Nextel Corp. ..............................    1,467
     45     Tele Norte Leste Participacoes S.A. ADR H.........      795
     15     Telefonica S.A. ADR...............................      734
     41     Telefonos de Mexico S.A. ADR Class L..............      827
      6     Telekom Austria AG +M.............................      124
     19     Telekom Austria AG+...............................      397
      4     Telenor ASA+......................................       43
     67     Telenor ASA +M....................................      655
     22     Telkom South Africa Ltd. ADR......................    1,644
                                                                -------
                                                                  9,925
                                                                -------
            SOFTWARE PUBLISHERS -- 6.9%
    121     Kong Zhong Corp. ADR B............................    1,532
                                                                -------
            TELECOMMUNICATION RESELLERS -- 0.5%
      6     Chunghwa Telecom Co., Ltd. ADR....................      109
      1     Maroc Telecom S.A. +M.............................        9
                                                                -------
                                                                    118
                                                                -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 4.8%
     28     Deutsche Telekom AG +.............................      489
     28     General Communication, Inc. Class A B.............      264
    132     Telecom Italia S.p.A. +...........................      320
                                                                -------
                                                                  1,073
                                                                -------
            WIRELESS COMMUNICATIONS SERVICES -- 11.7%
     32     Alamosa Holdings, Inc. B..........................      472
     10     Alltel Corp. .....................................      637
    203     Dobson Communications Corp. BH....................    1,481
                                                                -------
                                                                  2,590
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 21.4%
     44     Citigroup Global Certificate -- Bharti
              Televentures +BM................................  $   315
     41     Citizens Communications Co. ......................      502
     35     Philippine Long Distance Telephone Co. +..........    1,061
     62     Turkcell Iletisim Hizmet ADR......................      814
     60     UbiquiTel, Inc. B.................................      517
     58     Vodafone Group plc ADR............................    1,534
                                                                -------
                                                                  4,743
                                                                -------
            Total common stock
              (cost $17,185)..................................  $20,716
                                                                -------
PREFERRED STOCKS -- 4.3%
            OTHER TELECOMMUNICATIONS -- 4.3%
     13     Telecomunicacoes de Sao Paulo S.A. H..............  $   262
     26     Telemar Norte Leste S.A. .........................      701
                                                                -------
            Total preferred stocks
              (cost $851).....................................  $   963
                                                                -------
            Total long-term investments
              (cost $18,036)..................................  $21,679
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.1%
            REPURCHASE AGREEMENTS -- 3.4%
 $   26     Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    26
    282     Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      282
    181     J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      181
    267     UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      267
                                                                -------
                                                                    756
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 12.7%
  2,815     BNY Institutional Cash Reserve Fund...............    2,815
                                                                -------
            Total short-term investments
              (cost $3,571)...................................  $ 3,571
                                                                -------
            Total investments in securities
              (cost $21,607) O................................  $25,250
                                                                =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 70.42% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $5,154, which represents 23.22% of total net assets.
  O At October 31, 2005, the cost of securities for federal income tax purposes is $21,627 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $4,038
      Unrealized depreciation..........................    (415)
                                                         ------
      Net unrealized appreciation......................  $3,623
                                                         ======

  B  Currently non-income producing.

  H  Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $1,103, which represents 4.97% of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                     PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                            NET ASSETS
------------------------------------------------------------------
Austria                                                    2.4%
------------------------------------------------------------------
Brazil                                                    11.2
------------------------------------------------------------------
Cayman Islands                                             6.9
------------------------------------------------------------------
China                                                      3.2
------------------------------------------------------------------
France                                                     4.5
------------------------------------------------------------------
Germany                                                    2.2
------------------------------------------------------------------
Indonesia                                                  3.6
------------------------------------------------------------------
Italy                                                      1.4
------------------------------------------------------------------
Luxembourg                                                 1.4
------------------------------------------------------------------
Mexico                                                     3.7
------------------------------------------------------------------
Morocco                                                    0.0
------------------------------------------------------------------
Norway                                                     3.1
------------------------------------------------------------------
Philippines                                                4.8
------------------------------------------------------------------
South Africa                                               7.4
------------------------------------------------------------------
South Korea                                                0.1
------------------------------------------------------------------
Spain                                                      3.4
------------------------------------------------------------------
Taiwan                                                     0.5
------------------------------------------------------------------
Turkey                                                     3.7
------------------------------------------------------------------
United Kingdom                                             6.9
------------------------------------------------------------------
United States                                             27.2
------------------------------------------------------------------
Short Term Investments                                    16.1
------------------------------------------------------------------
Other Assets & Liabilities                               -13.7
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 95.5%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 5.0%
      3     Goldman Sachs Group, Inc. ........................  $   417
     10     Merrill Lynch & Co., Inc. ........................      615
                                                                -------
                                                                  1,032
                                                                -------
            COMMERCIAL BANKING -- 20.8%
     21     Bank of America Corp. ............................      910
     68     Capitalia S.p.A. +H...............................      353
    700     China Construction Bank MB........................      212
     20     Citigroup, Inc. ..................................      911
     12     UBS AG +H.........................................      989
     59     Westpac Banking Corp. +H..........................      924
                                                                -------
                                                                  4,299
                                                                -------
            CONSUMER LENDING -- 1.9%
      6     Takefuji Corp. +..................................      395
                                                                -------
            DEPOSITORY CREDIT BANKING -- 20.6%
     48     Banco Bilbao Vizcaya Argentaria S.A. +............      840
      8     Canadian Western Bank.............................      227
     16     Golden West Financial Corp. ......................      946
     36     Hibernia Corp. Class A............................    1,080
     36     HSBC Holdings plc +...............................      560
      8     Signature Bank B..................................      229
     17     United Overseas Bank Ltd. +.......................      139
      5     Webster Financial Corp. ..........................      235
                                                                -------
                                                                  4,256
                                                                -------
            INSURANCE CARRIERS -- 25.3%
     20     ACE Ltd. .........................................    1,026
      8     AMBAC Financial Group, Inc. ......................      539
     15     American International Group, Inc. ...............      972
     77     Banca Intesa S.p.A. +H............................      361
      7     MBIA, Inc. .......................................      413
      2     Metlife, Inc. ....................................      118
      1     Prudential Financial, Inc. .......................      102
     11     Reinsurance Group of America......................      508
     20     St. Paul Travelers Cos., Inc. ....................      919
     13     UnumProvident Corp. ..............................      254
                                                                -------
                                                                  5,212
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN BANKS) -- 4.1%
     15     Bayerische Hypo Und Vereinsbank AG B..............      427
     15     Royal Bank of Scotland Group plc +................      426
                                                                -------
                                                                    853
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 8.2%
      5     Canadian Imperial Bank of Commerce H..............      281
     14     Credit Suisse Group +.............................      605
     @@     Mitsubishi UFJ Financial Group, Inc. +............      805
                                                                -------
                                                                  1,691
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            NONDEPOSITORY CREDIT BANKING -- 1.7%
      6     Federal Home Loan Mortgage Corp. .................  $   350
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 3.9%
     29     Nordea Bank AB +..................................      282
      9     State Street Corp. ...............................      519
                                                                -------
                                                                    801
                                                                -------
            REAL ESTATE -- ACTIVITIES RELATED TO REAL ESTATE -- 0.0%
      2     United Overseas Land Ltd. +H......................        2
                                                                -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 1.9%
     12     Countrywide Financial Corp. ......................      384
                                                                -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 2.1%
     12     E*Trade Financial Corp. B.........................      226
      2     Legg Mason, Inc. .................................      215
                                                                -------
                                                                    441
                                                                -------
            Total common stock
              (cost $16,636)..................................  $19,716
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.9%
            REPURCHASE AGREEMENTS -- 4.3%
 $   30     Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    30
    329     Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      329
    210     J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      210
    311     UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      311
                                                                -------
                                                                    880
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 9.6%
  1,988     Navigator Prime Portfolio.........................    1,988
                                                                -------
            Total short-term investments
              (cost $2,868)...................................  $ 2,868
                                                                -------
            Total investments in securities
              (cost $19,504) O................................  $22,584
                                                                =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 37.92% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $6,681, which represents 32.36% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $19,637 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $3,138
      Unrealized depreciation..........................    (191)
                                                         ------
      Net unrealized appreciation......................  $2,947
                                                         ======

  B  Currently non-income producing.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $212, which represents 1.03% of total net assets.

  H  Security is partially on loan at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Japanese Yen                                   Sell              $12             $12            11/01/2005              $@@
Singapore Dollar                               Sell                8               8            11/02/2005               @@
                                                                                                                        ---
                                                                                                                        $@@
                                                                                                                        ===

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                     PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                            NET ASSETS
------------------------------------------------------------------
Australia                                                  4.5%
------------------------------------------------------------------
Canada                                                     2.4
------------------------------------------------------------------
China                                                      1.0
------------------------------------------------------------------
Germany                                                    2.1
------------------------------------------------------------------
Italy                                                      3.5
------------------------------------------------------------------
Japan                                                      5.7
------------------------------------------------------------------
Singapore                                                  0.7
------------------------------------------------------------------
Spain                                                      4.1
------------------------------------------------------------------
Sweden                                                     1.4
------------------------------------------------------------------
Switzerland                                                7.7
------------------------------------------------------------------
United Kingdom                                             4.8
------------------------------------------------------------------
United States                                             57.6
------------------------------------------------------------------
Short Term Investments                                    13.9
------------------------------------------------------------------
Other Assets & Liabilities                                -9.4
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
 COMMON STOCK -- 98.1%
            BASIC CHEMICAL MANUFACTURING -- 1.2%
     175    Bayer AG +H.......................................  $  6,097
                                                                --------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 6.4%
     171    Cardinal Health, Inc. ............................    10,658
     501    McKesson Corp. ...................................    22,765
                                                                --------
                                                                  33,423
                                                                --------
            ELECTRICAL EQUIP MANUFACTURING -- 1.1%
     271    Olympus Corp. +H..................................     6,031
                                                                --------
            ELECTROMEDICAL MANUFACTURING -- 4.9%
     452    Medtronic, Inc. ..................................    25,633
                                                                --------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 0.6%
      76    Triad Hospitals, Inc. B...........................     3,134
                                                                --------
            HEALTH AND PERSONAL CARE STORES -- 0.5%
     701    Rite Aid Corp. BH.................................     2,454
                                                                --------
            INSURANCE CARRIERS -- 7.4%
     168    Aetna, Inc. ......................................    14,869
     217    PacifiCare Health Systems, Inc. B.................    17,839
     102    UnitedHealth Group, Inc. .........................     5,899
                                                                --------
                                                                  38,607
                                                                --------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 5.2%
     380    Baxter International, Inc. .......................    14,512
     209    Biomet, Inc. .....................................     7,280
     177    Terumo Corp. +H...................................     5,372
                                                                --------
                                                                  27,164
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENT
            MANUFACTURING -- 0.3%
     441    Bruker BioSciences Corp. B........................     1,833
                                                                --------
            OUTPATIENT CARE CENTERS -- 1.4%
     158    Health Net, Inc. B................................     7,387
                                                                --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 57.5%
     581    Abbott Laboratories...............................    24,999
     316    Amgen, Inc. B.....................................    23,902
     368    Amylin Pharmaceuticals, Inc. BH...................    12,365
     254    Array BioPharma, Inc. BH..........................     1,806
     451    Astellas Pharma, Inc. +...........................    16,120
     569    AstraZeneca plc ADR...............................    25,544
     150    AtheroGenics, Inc. BH.............................     2,251
      82    Cephalon, Inc. BH.................................     3,741
     501    Cytokinetics, Inc. BH.............................     3,905
     731    Daiichi Sankyo Co., Ltd. H........................    13,246
     450    Eisai Co., Ltd. +H................................    17,623
     407    Forest Laboratories, Inc. B.......................    15,414
     211    Genzyme Corp. B...................................    15,255
     144    Hospira, Inc. B...................................     5,748
     430    King Pharmaceuticals, Inc. B......................     6,640
     251    Lilly (Eli) & Co. ................................    12,507
     180    MedImmune, Inc. B.................................     6,282
     129    Novartis AG +.....................................     6,958
     124    NPS Pharmaceuticals, Inc. BH......................     1,220

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
     435    Panacos Pharmaceuticals, Inc. B...................  $  3,433
     348    Sanofi-Aventis S.A. ADR...........................    13,982
   1,373    Schering-Plough Corp. ............................    27,917
      74    Schwarz Pharma AG +H..............................     4,258
     817    Shionogi & Co., Ltd. +H...........................     9,935
     103    Takeda Pharmaceutical Co., Ltd. +.................     5,662
     181    UCB S.A. +........................................     8,931
     327    Vertex Pharmaceuticals, Inc. BH...................     7,442
     114    Watson Pharmaceuticals, Inc. BH...................     3,940
                                                                --------
                                                                 301,026
                                                                --------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 11.6%
     424    Applera Corp. -- Celera Genomics Group B..........     5,035
     667    Ciphergen Biosystems, Inc. BH.....................     1,301
     233    CV Therapeutics, Inc. BH..........................     5,836
     624    Elan Corp. plc ADR B..............................     5,149
     363    Exelixis, Inc. BH.................................     2,809
     183    Gilead Sciences, Inc. B...........................     8,656
     640    Human Genome Sciences, Inc. B.....................     5,340
      93    ICOS Corp. BH.....................................     2,520
     242    Incyte Corp. BH...................................     1,206
     256    Medicines Co. BH..................................     4,393
   1,102    Millennium Pharmaceuticals, Inc. B................    10,054
     264    Regeneron Pharmaceuticals, Inc. BH................     3,304
     287    Zymogenetics, Inc. BH.............................     5,032
                                                                --------
                                                                  60,635
                                                                --------
            Total common stock
              (cost $468,925).................................  $513,424
                                                                --------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.4%
            REPURCHASE AGREEMENTS -- 1.5%
 $   269    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    269
   2,982    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     2,982
   1,910    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     1,910
   2,825    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................     2,825
                                                                --------
                                                                   7,986
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 14.9%
  77,974    Navigator Prime Portfolio.........................    77,974
                                                                --------
            Total short-term investments
              (cost $85,960)..................................  $ 85,960
                                                                --------
            Total investments in securities
              (cost $554,885) O...............................  $599,384
                                                                ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 27.69% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $86,987, which represents 16.62% of total net assets.
  O At October 31, 2005, the cost of securities for federal income tax purposes is $556,224 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 63,239
      Unrealized depreciation........................   (20,079)
                                                       --------
      Net unrealized appreciation....................  $ 43,160
                                                       ========

  B  Currently non-income producing.
 H   Security is partially on loan at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                     PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                            NET ASSETS
------------------------------------------------------------------
Belgium                                                    1.7%
------------------------------------------------------------------
France                                                     2.7
------------------------------------------------------------------
Germany                                                    2.0
------------------------------------------------------------------
Ireland                                                    1.0
------------------------------------------------------------------
Japan                                                     14.1
------------------------------------------------------------------
Switzerland                                                1.3
------------------------------------------------------------------
United Kingdom                                             4.9
------------------------------------------------------------------
United States                                             70.4
------------------------------------------------------------------
Short Term Investments                                    16.4
------------------------------------------------------------------
Other Assets & Liabilities                               -14.5
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.6%
            BRAZIL -- 1.0%
    164     Companhia Vale do Rio Doce ADR....................  $  6,791
                                                                --------
            CANADA -- 3.7%
    135     Cameco Corp. .....................................     6,467
     47     Inco Ltd. ........................................     1,870
    184     Petro-Canada......................................     6,395
    157     Research In Motion Ltd. BH........................     9,642
                                                                --------
                                                                  24,374
                                                                --------
            FINLAND -- 1.5%
    579     Nokia Oyj +.......................................     9,705
                                                                --------
            FRANCE -- 3.6%
    125     LVMH Moet Hennessy Louis Vuitton S.A. +H..........    10,115
    428     Vivendi Universal S.A. +H.........................    13,476
                                                                --------
                                                                  23,591
                                                                --------
            GERMANY -- 7.9%
     53     Adidas-Salomon AG +H..............................     8,862
     97     Allianz AG +......................................    13,688
    344     Bayerische Hypo Und Vereinsbank AG B..............     9,571
    136     Merck KGaA +......................................    11,240
     70     Muenchener Rueckversicherungs-Gesellschaft AG +...     8,219
                                                                --------
                                                                  51,580
                                                                --------
            HONG KONG -- 0.5%
    335     Hutchison Whampoa Ltd. +..........................     3,188
                                                                --------
            IRELAND -- 0.7%
     91     Ryanair Holdings plc ADR BH.......................     4,491
                                                                --------
            ISRAEL -- 1.2%
    214     Teva Pharmaceutical Industries Ltd. ADR...........     8,142
                                                                --------
            JAPAN -- 8.9%
    255     Eisai Co., Ltd. +.................................     9,987
     @@     Japan Tobacco, Inc. +.............................     7,462
    434     Matsushita Electric Industrial Co., Ltd. +H.......     7,953
      1     Mitsubishi UFJ Financial Group, Inc. +............     6,535
      2     NTT DoCoMo, Inc. +................................     3,288
    168     Seven & I Holdings Co., Ltd. .....................     5,469
    171     Shizuoka Bank Ltd. +..............................     1,796
     99     Softbank Corp. +H.................................     5,624
    114     Toyota Motor Corp. +..............................     5,282
    278     Yamato Holdings Co., Ltd. +.......................     4,579
                                                                --------
                                                                  57,975
                                                                --------
            LUXEMBOURG -- 1.4%
    570     SES Global S.A. +.................................     9,022
                                                                --------
            MEXICO -- 1.5%
    134     Grupo Televisa S.A. ADR...........................     9,803
                                                                --------
            NETHERLANDS -- 1.0%
    253     Koninklijke (Royal) Philips Electronics N.V. +....     6,620
                                                                --------
            SOUTH AFRICA -- 0.9%
    198     Sasol Ltd. +......................................     6,241
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SOUTH KOREA -- 0.7%
      6     Samsung Electronics Co., Ltd. +...................  $  3,073
     44     Hana Bank +.......................................     1,581
                                                                --------
                                                                   4,654
                                                                --------
            SPAIN -- 1.1%
    390     Banco Bilbao Vizcaya Argentaria S.A. +............     6,875
                                                                --------
            SWEDEN -- 1.7%
  3,305     Telefonaktiebolaget LM Ericsson +H................    10,830
                                                                --------
            SWITZERLAND -- 7.0%
    379     Credit Suisse Group +H............................    16,757
     33     Nestle S.A. +.....................................     9,707
     49     Roche Holding AG +................................     7,281
    140     UBS AG +..........................................    11,951
                                                                --------
                                                                  45,696
                                                                --------
            UNITED KINGDOM -- 12.9%
    221     Anglo American plc +..............................     6,538
    141     AstraZeneca plc +.................................     6,328
  3,534     Carphone Warehouse Group plc +....................    12,273
  3,875     EMI Group plc +...................................    14,696
    479     Reckitt Benckiser plc +...........................    14,473
    153     Rio Tinto plc +...................................     5,842
    695     Standard Chartered plc +..........................    14,589
  1,765     Vodafone Group plc +..............................     4,634
    211     Xstrata plc +H....................................     4,824
                                                                --------
                                                                  84,197
                                                                --------
            UNITED STATES -- 42.4%
     89     Abercrombie & Fitch Co. Class A...................     4,627
    183     ACE Ltd. .........................................     9,545
    176     Altria Group, Inc. ...............................    13,224
    135     American Tower Corp. Class A B....................     3,229
    130     Amgen, Inc. B.....................................     9,849
    234     Baxter International, Inc. .......................     8,946
    192     Best Buy Co., Inc. ...............................     8,493
    174     Boeing Co. .......................................    11,267
    207     Cardinal Health, Inc. ............................    12,921
  1,047     Corning, Inc. B...................................    21,030
     47     Electronic Arts, Inc. B...........................     2,679
    139     Freeport-McMoRan Copper & Gold, Inc. Class B......     6,869
    107     General Dynamics Corp. ...........................    12,456
    106     Goldman Sachs Group, Inc. ........................    13,446
     68     Google, Inc. B....................................    25,231
    112     Halliburton Co. ..................................     6,613
    150     Medtronic, Inc. ..................................     8,499
    380     Microsoft Corp. ..................................     9,769
    470     Motorola, Inc. ...................................    10,409
    246     Office Depot, Inc. BH.............................     6,770
    163     Pixar Animation Studios BH........................     8,249
    295     Procter & Gamble Co. .............................    16,489
    231     Qualcomm, Inc. ...................................     9,184
    457     Schering-Plough Corp. ............................     9,299
    539     Sirius Satellite Radio, Inc. BH...................     3,366
    160     UnitedHealth Group, Inc. .........................     9,239

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     92     Urban Outfitters, Inc. BH.........................  $  2,618
     68     Valero Energy Corp. ..............................     7,188
    395     Warner Music Group Corp. H........................     6,118
                                                                --------
                                                                 277,622
                                                                --------
            Total common stock
              (cost $614,100).................................  $651,397
                                                                --------

 SHORT-TERM INVESTMENTS -- 10.4%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.4%
 $67,930    Navigator Prime Portfolio.........................  $ 67,930
                                                                --------
            Total short-term investments
              (cost $67,930)..................................  $ 67,930
                                                                --------
            Total investments in securities (cost $682,030)
              O...............................................  $719,327
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 57.14% of total net assets at October 31, 2005.
  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $305,134, which represents 46.65% of total net assets.
  O At October 31, 2005, the cost of securities for federal income tax purposes is $686,428 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 46,885
      Unrealized depreciation........................   (13,986)
                                                       --------
      Net unrealized appreciation....................  $ 32,899
                                                       ========

  B  Currently non-income producing.
 H   Security is partially on loan at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                  PERCENTAGE OF
INDUSTRY                                           NET ASSETS
---------------------------------------------------------------
Basic Materials                                         6.1%
---------------------------------------------------------------
Capital Goods                                           4.1
---------------------------------------------------------------
Consumer Cyclical                                       6.4
---------------------------------------------------------------
Consumer Staples                                       11.0
---------------------------------------------------------------
Energy                                                  4.0
---------------------------------------------------------------
Finance                                                18.9
---------------------------------------------------------------
Health Care                                            14.1
---------------------------------------------------------------
Services                                                8.5
---------------------------------------------------------------
Technology                                             25.1
---------------------------------------------------------------
Transportation                                          1.4
---------------------------------------------------------------
Short Term Investments                                 10.4
---------------------------------------------------------------
Other Assets & Liabilities                            -10.0
---------------------------------------------------------------
TOTAL                                                 100.0%
---------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Canadian Dollar                                Sell             $2,588          $2,588          11/03/2005              $ @@
Swiss Francs                                    Buy             2,177            2,205          11/01/2005               (28)
British Pound                                   Buy             1,282            1,293          11/01/2005               (11)
British Pound                                   Buy               503              504          11/02/2005                (1)
Hong Kong Dollar                               Sell               191              191          11/01/2005                @@
Hong Kong Dollar                               Sell               216              216          11/02/2005                @@
                                                                                                                        ----
                                                                                                                        $(40)
                                                                                                                        ====

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 98.7%
            AUDIO AND VIDEO EQUIPMENT MANUFACTURING -- 4.1%
     4      Samsung Electronics Co., Ltd. + ..................  $ 2,111
                                                                -------
            BUSINESS SUPPORT SERVICES -- 1.4%
    19      Iron Mountain, Inc. B.............................      745
                                                                -------
            COMMUNICATIONS EQUIPMENT MANUFACTURING -- 10.8%
    32      Motorola, Inc. ...................................      698
   170      Nokia Oyj ADR.....................................    2,858
    51      Qualcomm, Inc. ...................................    2,036
                                                                -------
                                                                  5,592
                                                                -------
            COMPUTER AND PERIPHERAL MANUFACTURING -- 13.7%
    70      Dell, Inc. B......................................    2,228
    27      EMC Corp./Massachusetts B.........................      383
   364      Hon Hai Precision Industry Co., Ltd. + ...........    1,578
    35      International Business Machines Corp. ............    2,890
                                                                -------
                                                                  7,079
                                                                -------
            DATA PROCESSING SERVICES -- 4.0%
    52      First Data Corp. .................................    2,091
                                                                -------
            ELECTRICAL EQUIP MANUFACTURING -- COMPONENT
            OTHER -- 4.5%
   116      Corning, Inc. B...................................    2,322
                                                                -------
            EMPLOYMENT SERVICES -- 1.0%
    11      Manpower, Inc. ...................................      494
                                                                -------
            INTERNET PROVIDERS & WEB SEARCH PORTALS -- 12.2%
     8      Google, Inc. B....................................    3,052
    88      Yahoo!, Inc. B....................................    3,242
                                                                -------
                                                                  6,294
                                                                -------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING SER. -- 2.0%
    32      Accenture Ltd. Class A............................      852
     6      Monster Worldwide, Inc. B.........................      181
                                                                -------
                                                                  1,033
                                                                -------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 5.4%
    14      Automatic Data Processing, Inc. ..................      667
    55      BISYS Group, Inc. B...............................      695
    25      DST Systems, Inc. B...............................    1,426
                                                                -------
                                                                  2,788
                                                                -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT
            MANUFACTURING -- 19.5%
    71      Altera Corp. B....................................    1,175
   108      Fairchild Semiconductor International, Inc. B.....    1,656
    45      Jabil Circuit, Inc. B.............................    1,352
    67      Lam Research Corp. B..............................    2,254
    17      Marvell Technology Group Ltd. B...................      784
    31      Maxim Integrated Products, Inc. ..................    1,072
   158      ON Semiconductor Corp. B..........................      733

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT
            MANUFACTURING -- (CONTINUED)
    30      STMicroelectronics N.V. ..........................  $   486
    15      Varian Semiconductor Equipment Associates, Inc.
              B...............................................      548
                                                                -------
                                                                 10,060
                                                                -------
            SOFTWARE PUBLISHERS -- 17.8%
    13      Adobe Systems, Inc. ..............................      406
    14      Cognos, Inc. B....................................      507
    30      Electronic Arts, Inc. B...........................    1,729
     3      Infosys Technologies Ltd. ADR.....................      217
    18      Mercury Interactive Corp. B.......................      637
   157      Microsoft Corp. ..................................    4,035
    39      Red Hat, Inc. BH..................................      908
    20      Salesforce.com, Inc. B............................      510
    12      Serena Software, Inc. B...........................      271
                                                                -------
                                                                  9,220
                                                                -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 2.3%
    19      Research In Motion Ltd. B.........................    1,187
                                                                -------
            Total common stock
              (cost $46,263)..................................  $51,016
                                                                -------
WARRANTS -- 0.7%
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.7%
    11      Tata Consulting Warrants BM.......................  $   354
                                                                -------
            Total warrants
              (cost $334).....................................  $   354
                                                                -------
            Total long-term investments
              (cost $46,597)..................................  $51,320
                                                                -------

PRINCIPAL
 AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 2.2%
            REPURCHASE AGREEMENTS -- 0.7%
  $ 12      Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    12
   134      Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      134
    86      J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       86
   127      UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      127
                                                                -------
                                                                    359
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 1.5%
   771      BNY Institutional Cash Reserve Fund...............      771
                                                                -------
            Total short-term investments
              (cost $1,130)...................................  $ 1,130
                                                                -------
            Total investments in securities
              (cost $47,727) O................................  $52,500
                                                                =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.51% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $3,689, which represents 7.14% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $48,315 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 5,839
      Unrealized depreciation.........................   (1,654)
                                                        -------
      Net unrealized appreciation.....................  $ 4,185
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $354, which represents 0.68% of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                           Sell             $1,081          $1,095          11/01/2005              $14

DIVERSIFICATION BY COUNTRY
as of October 31, 2005

                                                     PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                            NET ASSETS
------------------------------------------------------------------
Bermuda                                                    1.5%
------------------------------------------------------------------
Canada                                                     3.3
------------------------------------------------------------------
Finland                                                    5.5
------------------------------------------------------------------
India                                                      0.4
------------------------------------------------------------------
Luxembourg                                                 0.7
------------------------------------------------------------------
South Korea                                                4.1
------------------------------------------------------------------
Switzerland                                                0.9
------------------------------------------------------------------
Taiwan                                                     3.1
------------------------------------------------------------------
United States                                             79.9
------------------------------------------------------------------
Short Term Investments                                     2.2
------------------------------------------------------------------
Other Assets & Liabilities                                -1.6
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.3%
EQUITY FUNDS -- 79.2%
1,115    Hartford Capital Appreciation Fund, Class Y B.....  $ 42,908
3,243    Hartford Disciplined Equity Fund, Class Y.........    39,304
  523    Hartford Dividend and Growth Fund, Class Y........    10,088
  963    Hartford Global Leaders Fund, Class Y B...........    16,821
  937    Hartford Growth Fund, Class Y B...................    16,530
  350    Hartford Growth Opportunities Fund, Class Y B.....     9,943
2,056    Hartford International Capital Appreciation Fund,
           Class Y B.......................................    25,354
  672    Hartford International Small Company Fund, Class
           Y...............................................     9,690
  661    Hartford MidCap Value Fund, Class Y...............     8,987
  981    Hartford Small Company Fund, Class Y B............    18,958
  974    Hartford SmallCap Growth Fund, Class Y B..........    28,005
2,897    Hartford Value Fund, Class Y......................    31,258
2,306    Hartford Value Opportunities Fund, Class Y B......    36,303
                                                             --------
         Total equity funds
           (cost $276,172).................................  $294,149
                                                             --------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
FIXED INCOME FUNDS -- 20.1%
2,741    Hartford Inflation Plus Fund, Class Y.............  $ 29,270
1,074    Hartford Short Duration Fund, Class Y.............    10,565
2,376    Hartford Total Return Bond Fund, Class Y..........    25,491
  992    Hartford U.S. Government Securities Fund, Class
           Y...............................................     9,247
                                                             --------
         Total fixed income funds
           (cost $76,062)..................................  $ 74,573
                                                             --------
         Total investments in affiliated
           investment companies
           (cost $352,234) O...............................  $368,722
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $352,245 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $17,964
      Unrealized depreciation.........................   (1,487)
                                                        -------
      Net unrealized appreciation.....................  $16,477
                                                        =======

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.4%
            BASIC MATERIALS -- 1.5%
     355    Cameco Corp. .....................................  $   16,971
                                                                ----------
            CAPITAL GOODS -- 5.9%
     558    Boeing Co. H......................................      36,043
     274    General Dynamics Corp. ...........................      31,873
                                                                ----------
                                                                    67,916
                                                                ----------
            CONSUMER CYCLICAL -- 1.3%
     296    Abercrombie & Fitch Co. Class A...................      15,385
                                                                ----------
            CONSUMER STAPLES -- 2.4%
     488    Procter & Gamble Co. .............................      27,322
                                                                ----------
            ENERGY -- 4.5%
     341    Halliburton Co. ..................................      20,150
     694    Petro-Canada......................................      24,120
     124    Petroleo Brasileiro S.A. ADR H....................       7,929
                                                                ----------
                                                                    52,199
                                                                ----------
            FINANCE -- 21.2%
     150    Capital One Financial Corp. ......................      11,425
     116    Chicago Mercantile Exchange Holdings, Inc. .......      42,496
     845    Commerce Bancorp, Inc. H..........................      25,741
   1,549    Countrywide Financial Corp. ......................      49,220
     221    Franklin Resources, Inc. H........................      19,511
      97    Golden West Financial Corp. ......................       5,668
     214    Legg Mason, Inc. .................................      23,016
     149    Progressive Corp. ................................      17,271
     884    UnitedHealth Group, Inc. H........................      51,162
                                                                ----------
                                                                   245,510
                                                                ----------
            HEALTH CARE -- 20.7%
     250    Abbott Laboratories...............................      10,759
     482    Amgen, Inc. B.....................................      36,504
   1,143    AstraZeneca plc ADR...............................      51,325
     276    Coventry Health Care, Inc. B......................      14,891
     151    Genzyme Corp. B...................................      10,931
     371    Gilead Sciences, Inc. B...........................      17,516
     854    Medtronic, Inc. ..................................      48,404
     562    Sanofi-Aventis S.A. ADR...........................      22,541
   1,296    Schering-Plough Corp. ............................      26,362
                                                                ----------
                                                                   239,233
                                                                ----------
            SERVICES -- 7.3%
     262    Moody's Corp. ....................................      13,943
     122    Pixar Animation Studios B.........................       6,211
     393    Starwood Hotels & Resorts Worldwide, Inc. ........      22,991
   1,448    XM Satellite Radio Holdings, Inc. Class A BH......      41,734
                                                                ----------
                                                                    84,879
                                                                ----------
            TECHNOLOGY -- 32.6%
     196    Adobe Systems, Inc. H.............................       6,308
     525    America Movil S.A. de C.V. ADR....................      13,784
     298    Apple Computer, Inc. B............................      17,139
     546    Danaher Corp. H...................................      28,461
   1,166    Dell, Inc. B......................................      37,179
     862    Electronic Arts, Inc. B...........................      49,054
   1,080    General Electric Co. .............................      36,611

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
      92    Google, Inc. B....................................  $   34,092
   1,136    Microsoft Corp. ..................................      29,201
   1,073    Network Appliance, Inc. B.........................      29,350
     779    Qualcomm, Inc. ...................................      30,991
     121    Research In Motion Ltd. B.........................       7,419
      52    SanDisk Corp. B...................................       3,047
   1,441    Yahoo!, Inc. B....................................      53,275
                                                                ----------
                                                                   375,911
                                                                ----------
            Total common stock
              (cost $1,024,903)...............................  $1,125,326
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.2%
            REPURCHASE AGREEMENTS -- 3.1%
 $ 1,219    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    1,219
  13,497    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      13,497
   8,642    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       8,642
  12,786    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      12,786
                                                                ----------
                                                                    36,144
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.1%
 105,393    BNY Institutional Cash Reserve Fund...............  $  105,393
                                                                ----------
            Total short-term investments
              (cost $141,537).................................  $  141,537
                                                                ----------
            Total investments in securities
              (cost $1,166,440) O.............................  $1,266,863
                                                                ==========

Note:Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.47% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $1,166,619 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $116,450
      Unrealized depreciation........................   (16,206)
                                                       --------
      Net unrealized appreciation....................  $100,244
                                                       ========

  B  Currently non-income producing.

  H  Security is partially on loan at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 96.6%
            BASIC MATERIALS -- 3.7%
     238    Cameco Corp. .....................................  $   11,391
     432    Jarden Corp. BH...................................      14,600
     188    Precision Castparts Corp. ........................       8,894
                                                                ----------
                                                                    34,885
                                                                ----------
            CONSUMER CYCLICAL -- 13.7%
     277    Abercrombie & Fitch Co. Class A...................      14,401
     213    Advance Auto Parts, Inc. B........................       7,973
     211    California Pizza Kitchen, Inc. B..................       6,764
     284    D.R. Horton, Inc. ................................       8,704
     222    GameStop Corp. Class A BH.........................       7,886
     161    GameStop Corp. Class B B..........................       5,213
   1,026    Geox S.p.A. + ....................................       9,777
     308    GSI Commerce, Inc. BH.............................       4,915
     280    Kohl's Corp. B....................................      13,462
     249    Pulte Homes, Inc. ................................       9,425
     361    Ross Stores, Inc. ................................       9,748
     206    Standard-Pacific Corp. ...........................       7,940
     340    Tiffany & Co. ....................................      13,376
     249    Williams-Sonoma, Inc. B...........................       9,722
                                                                ----------
                                                                   129,306
                                                                ----------
            CONSUMER STAPLES -- 2.3%
     161    Altria Group, Inc. ...............................      12,076
     179    Procter & Gamble Co. .............................      10,033
                                                                ----------
                                                                    22,109
                                                                ----------
            ENERGY -- 3.7%
     179    BJ Services Co. ..................................       6,213
     221    Chesapeake Energy Corp. ..........................       7,091
      72    Noble Corp. ......................................       4,629
     174    Petro-Canada......................................       6,029
     182    Tesoro Corp. .....................................      11,142
                                                                ----------
                                                                    35,104
                                                                ----------
            FINANCE -- 2.4%
     167    Comverse Technology, Inc. B.......................       4,184
   7,304    Melco International Development Ltd. + ...........       7,064
     204    State Street Corp. ...............................      11,250
                                                                ----------
                                                                    22,498
                                                                ----------
            HEALTH CARE -- 28.2%
     328    Alkermes, Inc. BH.................................       5,348
     189    Amgen, Inc. B.....................................      14,334
     302    Amylin Pharmaceuticals, Inc. BH...................      10,147
     420    Applera Corp. -- Applied Biosystems Group.........      10,198
     328    AstraZeneca plc ADR...............................      14,718
     133    AtheroGenics, Inc. BH.............................       1,989
     208    Auxilium Pharmaceuticals, Inc. BH.................         810
     192    Cardinal Health, Inc. ............................      11,977
     237    Cephalon, Inc. BH.................................      10,819
     286    Covance, Inc. B...................................      13,924
     385    Digene Corp. B....................................      11,639
     267    Eisai Co., Ltd. + ................................      10,460
     168    Encysive Pharmaceuticals, Inc. B..................       1,767

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     198    Forest Laboratories, Inc. B.......................  $    7,506
     257    Foxhollow Technologies, Inc. BH...................      11,663
     288    Gilead Sciences, Inc. B...........................      13,608
     188    ICOS Corp. BH.....................................       5,059
     192    Kissei Pharmaceutical Co., Ltd. + ................       3,747
     218    Medicines Co. B...................................       3,735
     259    Medtronic, Inc. ..................................      14,686
     239    Mentor Corp. H....................................      10,764
     422    Millennium Pharmaceuticals, Inc. B................       3,850
     236    Pharmaceutical Product Development, Inc. .........      13,563
     268    Sanofi-Aventis S.A. ADR...........................      10,756
     874    Schering-Plough Corp. ............................      17,783
     918    Shionogi & Co., Ltd. + ...........................      11,163
     148    St. Jude Medical, Inc. B..........................       7,114
     197    Teva Pharmaceutical Industries Ltd. ADR H.........       7,525
     268    Vertex Pharmaceuticals, Inc. BH...................       6,097
                                                                ----------
                                                                   266,749
                                                                ----------
            SERVICES -- 8.9%
     203    Autodesk, Inc. ...................................       9,166
     358    Bankrate, Inc. BH.................................       9,577
     256    DreamWorks Animation SKG, Inc. B..................       6,559
     162    Four Seasons Hotels, Inc. H.......................       8,683
     505    LECG Corp. B......................................      11,158
   1,292    Sirius Satellite Radio, Inc. BH...................       8,060
     269    Starwood Hotels & Resorts Worldwide, Inc. ........      15,735
     138    Stericycle, Inc. B................................       7,932
      88    Tetra Tech, Inc. B................................       1,353
     216    XM Satellite Radio Holdings, Inc. Class A BH......       6,234
                                                                ----------
                                                                    84,457
                                                                ----------
            TECHNOLOGY -- 30.0%
     260    Amdocs Ltd. B.....................................       6,882
     412    American Tower Corp. Class A B....................       9,831
     235    Cognos, Inc. B....................................       8,831
     859    Corning, Inc. B...................................      17,249
     289    Crown Castle International Corp. B................       7,076
     170    Electronic Arts, Inc. B...........................       9,653
     915    Evergreen Solar, Inc. H...........................       7,550
     254    F5 Networks, Inc. B...............................      13,226
     409    General Electric Co. .............................      13,876
      41    Google, Inc. B....................................      15,407
     157    Hologic, Inc. B...................................       8,718
     831    Microsoft Corp. ..................................      21,362
     221    Qualcomm, Inc. ...................................       8,767
   1,017    Red Hat, Inc. BH..................................      23,617
      81    Redback Networks, Inc. B..........................         854
     137    Research In Motion Ltd. B.........................       8,418
     263    Rockwell Collins, Inc. ...........................      12,069
     406    Salesforce.com, Inc. BH...........................      10,138
      25    Samsung Electronics Co., Ltd. + ..................      13,208
     676    Smiths Group plc +................................      10,916
     594    THQ, Inc. B.......................................      13,768
     727    Verifone Holdings, Inc. B.........................      16,871

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
8 1/4v292   Verint Systems, Inc. B............................  $   11,196
     395    Yahoo!, Inc. B....................................      14,619
                                                                ----------
                                                                   284,102
                                                                ----------
            TRANSPORTATION -- 3.1%
     398    GOL Linhas Aereas Inteligentes S.A. ADR H.........      13,777
     493    JetBlue Airways Corp. B...........................       9,177
     121    Ryanair Holdings plc ADR B........................       5,973
                                                                ----------
                                                                    28,927
                                                                ----------
            UTILITIES -- 0.6%
      21    Q-Cells AG BM.....................................       1,152
      80    Q-Cells AG B......................................       4,406
                                                                ----------
                                                                     5,558
                                                                ----------
            Total common stock
              (cost $809,075).................................  $  913,695
                                                                ----------
PRINCIPAL
 AMOUNT
--------
    1/4V
 SHORT-TERM INVESTMENTS -- 17.8%

    1/4v    REPURCHASE AGREEMENTS -- 4.4%
$  1,423    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    1,423
  15,758    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      15,758
  10,090    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................      10,090
  14,928    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      14,928
                                                                ----------
                                                                    42,199
                                                                ----------
 SHARES
--------
    1/4V
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.4%
 126,302    BNY Institutional Cash Reserve Fund...............     126,302
                                                                ----------
            Total short-term investments
              (cost $168,501).................................  $  168,501
                                                                ----------
            Total investments in securities
              (cost $977,576) O...............................  $1,082,196
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.77% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $66,335 which represents 7.02% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $978,943 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $119,906
      Unrealized depreciation........................   (16,653)
                                                       --------
      Net unrealized appreciation....................  $103,253
                                                       ========

  B  Currently non-income producing.

  H  Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $1,152 which represents 0.12% of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
 ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.3%
             TRANSPORTATION -- 0.3%
 $   903     Delta Air Lines,
               7.379%, 05/18/2010..............................  $    879
                                                                 --------
             Total asset and commercial mortgage
               backed securities
               (cost $887).....................................  $    879
                                                                 --------
CORPORATE BONDS: INVESTMENT GRADE -- 2.4%
             BASIC MATERIALS -- 0.7%
 $   590     Methanex Corp.,
               8.75%, 08/15/2012...............................  $    654
   1,220     Vale Overseas Ltd.,
               8.25%, 01/17/2034...............................     1,318
                                                                 --------
                                                                    1,972
                                                                 --------
             CAPITAL GOODS -- 0.1%
     340     Cummins, Inc.,
               6.75%, 02/15/2027...............................       343
                                                                 --------
             TRANSPORTATION -- 1.6%
   1,760     American Airlines, Inc.,
               7.86%, 10/01/2011...............................     1,804
     315     Continental Airlines, Inc.,
               6.703%, 06/15/2021..............................       298
   1,120     Continental Airlines, Inc.,
               7.49%, 10/02/2010...............................     1,103
   2,016     Continental Airlines, Inc.,
               8.05%, 05/01/2022...............................     2,000
                                                                 --------
                                                                    5,205
                                                                 --------
             Total corporate bonds: investment grade
               (cost $7,531)...................................  $  7,520
                                                                 --------
 CORPORATE BONDS: NON-INVESTMENT GRADE -- 94.4%
             BASIC MATERIALS -- 12.3%
 $   750     Abitibi-Consolidated Finance L.P.,
               7.875%, 08/01/2009..............................  $    718
   1,615     AEP Industries, Inc.,
               7.875%, 03/15/2013 H............................     1,535
   1,290     AK Steel Corp.,
               7.75%, 06/15/2012 H.............................     1,161
     917     Asia Aluminum Holdings Ltd.,
               8.00%, 12/23/2011 M.............................       896
     610     Boise Cascade LLC,
               7.125%, 10/15/2014..............................       543
   1,310     California Steel Industries, Inc.,
               6.125%, 03/15/2014..............................     1,218
   1,735     Cascades, Inc.,
               7.25%, 02/15/2013...............................     1,544
   1,000     Century Aluminum Co.,
               7.50%, 08/15/2014...............................       988
   1,650     CSN Islands IX Corp.,
               10.00%, 01/15/2015..............................     1,794
     290     Domtar, Inc.,
               7.125%, 08/01/2015 H............................       245

PRINCIPAL                                                         MARKET
 AMOUNT Y                                                        VALUE U
----------                                                       --------
             BASIC MATERIALS -- (CONTINUED)
 $ 1,400     Domtar, Inc.,
               7.875%, 10/15/2011..............................  $  1,281
     700     Foundation PA Coal Co.,
               7.25%, 08/01/2014...............................       716
     890     Georgia-Pacific Corp.,
               8.125%, 05/15/2011..............................       966
   2,000     Georgia-Pacific Corp.,
               8.875%, 02/01/2010..............................     2,190
   1,320     Graham Packaging Co.,
               9.875%, 10/15/2014 H............................     1,234
   1,820     Huntsman International LLC,
               9.875%, 03/01/2009..............................     1,911
 EUR  90     Huntsman International LLC,
               10.125%, 07/01/2009.............................       112
   2,000     Koppers, Inc.,
               9.875%, 10/15/2013..............................     2,180
   1,750     Nalco Co.,
               7.75%, 11/15/2011...............................     2,223
 EUR 960     Nalco Co.,
               8.875%, 11/15/2013 H............................       980
     595     Nova Chemicals Corp.,
               7.56%, 11/15/2013 MK............................       601
   2,640     Novelis, Inc.,
               7.25%, 02/15/2015 M.............................     2,409
     605     Oregon Steel Mills, Inc.,
               10.00%, 07/15/2009 H............................       649
   1,445     Owens-Brockway Glass Container, Inc.,
               8.75%, 11/15/2012...............................     1,550
   1,250     Owens-Brockway Glass Container, Inc.,
               8.875%, 02/15/2009..............................     1,306
   1,730     Plastipak Holdings, Inc.,
               10.75%, 09/01/2011..............................     1,894
     650     Potlatch Corp.,
               12.50%, 12/01/2009..............................       778
   1,030     Rockwood Specialties Group,
               7.50%, 11/15/2014 M.............................       994
     434     Rockwood Specialties Group,
               10.625%, 05/15/2011.............................       464
     850     Russel Metals, Inc.,
               6.375%, 03/01/2014..............................       825
     440     Steel Dynamics, Inc.,
               9.50%, 03/15/2009 H.............................       464
     645     United States Steel Corp.,
               9.75%, 05/15/2010...............................       703
     419     United States Steel Corp.,
               10.75%, 08/01/2008..............................       465
     890     Westlake Chemical Corp.,
               8.75%, 07/15/2011...............................       952
                                                                 --------
                                                                   38,489
                                                                 --------
             CAPITAL GOODS -- 3.2%
   1,310     Bombardier Recreational Products, Inc.,
               8.375%, 12/15/2013..............................     1,336
   2,585     Bombardier, Inc.,
               6.30%, 05/01/2014 MH............................     2,236
     865     Bombardier, Inc.,
               6.75%, 05/01/2012 MH............................       783

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             CAPITAL GOODS -- (CONTINUED)
 $   425     Jorgensen (Earle M.) Co.,
               9.75%, 06/01/2012...............................  $    455
   1,525     K2, Inc.,
               7.375%, 07/01/2014 H............................     1,495
   1,330     Rexnord Corp.,
               10.125%, 12/15/2012.............................     1,456
   1,100     Xerox Corp.,
               6.875%, 08/15/2011..............................     1,133
     400     Xerox Corp.,
               7.125%, 06/15/2010..............................       416
     570     Xerox Corp.,
               9.75%, 01/15/2009...............................       629
                                                                 --------
                                                                    9,939
                                                                 --------
             CONSUMER CYCLICAL -- 11.3%
   1,080     Amerigas Partners L.P.,
               7.25%, 05/20/2015 M.............................     1,118
     895     Asbury Automotive Group,
               9.00%, 06/15/2012...............................       884
   1,300     Brown Shoe Co., Inc.,
               8.75%, 05/01/2012 H.............................     1,333
   2,150     D.R. Horton, Inc.,
               5.625%, 09/15/2014 H............................     2,033
     750     Desarrolladora Homes S.A.,
               7.50%, 09/28/2015 MH............................       724
   9,400     Ford Motor Co.,
               7.45%, 07/16/2031 H.............................     6,909
   2,695     Goodyear Tire & Rubber Co.,
               9.00%, 07/01/2015 M.............................     2,601
     865     Group 1 Automotive, Inc.,
               8.25%, 08/15/2013...............................       833
   1,600     GSC Holdings Corp.,
               8.00%, 10/01/2012 MH............................     1,556
   1,800     Ingles Markets, Inc.,
               8.875%, 12/01/2011..............................     1,802
   2,350     Invista,
               9.25%, 05/01/2012 M.............................     2,523
     875     K. Hovnanian Enterprises, Inc.,
               6.125%, 01/15/2015..............................       789
     875     KB Home,
               6.25%, 06/15/2015 H.............................       823
   1,650     Neiman Marcus Group, Inc.,
               10.375%, 10/15/2015 M...........................     1,592
     910     Penney (J.C.) Co., Inc.,
               8.125%, 04/01/2027..............................       942
     910     Perry Ellis International, Inc.,
               8.875%, 09/15/2013..............................       917
     670     Phillips Van-Heusen Corp.,
               7.75%, 11/15/2023...............................       700
   1,090     Stater Brothers Holdings, Inc.,
               8.125%, 06/15/2012 H............................     1,065
   1,874     TRW Automotive, Inc.,
               9.375%, 02/15/2013..............................     2,015

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             CONSUMER CYCLICAL -- (CONTINUED)
 $ 2,440     United Auto Group, Inc.,
               9.625%, 03/15/2012..............................  $  2,534
   1,400     Warnaco, Inc.,
               8.875%, 06/15/2013..............................     1,508
                                                                 --------
                                                                   35,201
                                                                 --------
             CONSUMER STAPLES -- 3.6%
     255     Del Laboratories, Inc.,
               9.23%, 11/01/2011 MHK...........................       254
   1,295     Del Laboratories, Inc.,
               8.00%, 02/01/2012 H.............................       971
     865     Doane Pet Care Co.,
               10.625%, 11/15/2015 M...........................       876
     890     Dole Food Co., Inc.,
               7.25%, 06/15/2010...............................       877
     910     Dole Food Co., Inc.,
               8.625%, 05/01/2009..............................       941
   1,560     Johnsondiversey, Inc.,
               9.625%, 05/15/2012..............................     1,544
     950     Pierre Foods, Inc.,
               9.875%, 7/15/2012...............................       960
   1,750     Pilgrim's Pride Corp.,
               9.25%, 11/15/2013...............................     1,921
     315     Pilgrim's Pride Corp.,
               9.625%, 09/15/2011..............................       337
   4,695     Tembec Industries, Inc.,
               7.75%, 03/15/2012 H.............................     2,933
                                                                 --------
                                                                   11,614
                                                                 --------
             ENERGY -- 4.6%
     750     Chesapeake Energy Corp.,
               6.63%, 01/15/2016...............................       748
     625     Chesapeake Energy Corp.,
               6.875%, 01/15/2016..............................       633
     555     Chesapeake Energy Corp.,
               7.75%, 01/15/2015 H.............................       588
   1,600     Colorado Interstate Gas,
               6.80%, 11/15/2015 M.............................     1,599
   2,770     Comstock Resources, Inc.,
               6.875%, 03/1/2012...............................     2,735
     555     Ferrell Gas Partners L.P.,
               8.75%, 06/15/2012...............................       549
   3,685     Giant Industries, Inc.,
               8.00%, 05/15/2014 H.............................     3,814
     944     Magnum Hunter Resources, Inc.,
               9.60%, 03/15/2012...............................     1,020
     700     Plains Exploration & Production Co.,
               8.75%, 07/01/2012...............................       747
   1,100     Stone Energy Corp.,
               6.75%, 12/15/2014...............................     1,045
     905     Whiting Petroleum Corp.,
               7.00%, 02/01/2014 MH............................       907
                                                                 --------
                                                                   14,385
                                                                 --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- 12.1%
 $ 2,850     American Real Estate Partners L.P.,
               7.125%, 02/15/2013 M............................  $  2,772
   1,868     BCP Crystal Holdings Corp.,
               9.625%, 06/15/2014..............................     2,055
     295     Chukchansi Economic Development Authority,
               7.76%, 11/15/2012 MKI...........................       295
     600     Chukchansi Economic Development Authority,
               8.00%, 11/15/2013 MI............................       600
     675     Felcor Lodging LP,
               9.00%, 06/01/2011...............................       726
   9,885     General Motors Acceptance Corp.,
               6.875%, 09/15/2011..............................     9,585
     600     Host Marriott L.P.,
               6.375%, 03/15/2015 H............................       582
   3,415     Host Marriott L.P.,
               7.00%, 08/15/2012 H.............................     3,441
     725     Inmarsat Finance plc,
               7.625%, 06/30/2012..............................       733
     830     Kazkommerts International B.V.,
               7.875%, 04/07/2014 M............................       831
     715     Kazkommerts International B.V.,
               8.00%, 11/03/2015 M.............................       703
     475     La Quinta Properties, Inc.,
               7.00%, 08/15/2012...............................       485
   1,250     La Quinta Properties, Inc.,
               8.875%, 03/15/2011..............................     1,334
   2,465     Qwest Capital Funding, Inc.,
               7.25%, 02/15/2011 H.............................     2,354
   1,250     Rainbow National Services LLC,
               10.375%, 09/01/2014 M...........................     1,375
   1,485     Sensus Metering Systems, Inc.,
               8.625%, 12/15/2013..............................     1,351
     880     Southern Star Central Corp.,
               8.50%, 08/01/2010...............................       935
     950     Trustreet Properties, Inc.,
               7.50%, 04/01/2015...............................       962
   2,060     TuranAlem Finance B.V.,
               8.00%, 03/24/2014...............................     2,052
     985     United Rentals North America, Inc.,
               6.50%, 02/15/2012...............................       944
   1,640     Universal City Florida,
               8.44%, 05/01/2010 K.............................     1,679
     605     Ventas Realty L.P. Capital Corp.,
               8.75%, 05/01/2009...............................       646
   1,250     Ventas Realty L.P. Capital Corp.,
               9.00%, 05/01/2012...............................     1,406
                                                                 --------
                                                                   37,846
                                                                 --------
             HEALTH CARE -- 2.9%
   1,345     HCA, Inc.,
               5.50%, 12/01/2009...............................     1,310
     645     HCA, Inc.,
               6.375%, 01/15/2015 H............................       633

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             HEALTH CARE -- (CONTINUED)
 $   675     Lifecare Holdings, Inc.,
               9.25%, 08/15/2013 M.............................  $    500
   2,485     Select Medical Corp.,
               7.625%, 02/01/2015..............................     2,305
   1,475     Tenet Healthcare Corp.,
               9.25%, 02/01/2015 M.............................     1,398
   1,140     Tenet Healthcare Corp.,
               9.875%, 07/01/2014..............................     1,103
     580     United Surgical Partners International, Inc.,
               10.00%, 12/15/2011..............................       626
   1,190     Warner Chilcott Corp.,
               8.75%, 02/01/2015 M.............................     1,094
                                                                 --------
                                                                    8,969
                                                                 --------
             SERVICES -- 16.0%
   1,750     Allbritton Communications Co.,
               7.75%, 12/15/2012...............................     1,728
   1,250     Allied Waste North America, Inc.,
               5.75%, 02/15/2011 H.............................     1,166
     400     Allied Waste North America, Inc.,
               7.875%, 04/15/2013 H............................       410
   1,900     Allied Waste North America, Inc.,
               8.875%, 04/01/2008..............................     1,981
     280     Allied Waste North America, Inc.,
               9.25%, 09/01/2012 H.............................       302
     525     Boyd Gaming Corp.,
               6.75%, 04/15/2014 H.............................       518
   1,410     Boyd Gaming Corp.,
               7.75%, 12/15/2012...............................     1,466
     785     Cablevision Systems Corp,
               8.00%, 04/15/2012...............................       750
   2,295     Carriage Services, Inc.,
               7.875%, 01/15/2015..............................     2,352
   1,270     Cenveo Corp.,
               7.875%, 12/01/2013 H............................     1,175
     670     Cenveo Corp.,
               9.625%, 03/15/2012..............................       707
     435     CSC Holdings, Inc.,
               7.25%, 07/15/2008...............................       439
   1,990     CSC Holdings, Inc.,
               8.125%, 07/15/2009 H............................     2,035
   1,945     Dex Media, Inc.,
               8.00%, 11/15/2013 H.............................     1,979
   1,790     EchoStar Communications Corp.,
               5.75%, 05/15/2008...............................     1,752
   1,345     Intrawest Corp.,
               7.50%, 10/15/2013...............................     1,369
   1,550     Kerzner International Ltd.,
               6.75%, 10/01/2015 M.............................     1,472
   1,535     Knowledge Learning Center, Inc.,
               7.75%, 02/01/2015 M.............................     1,427
     905     Lamar Media Corp.,
               7.25%, 01/01/2013...............................       939
   1,000     Liberty Media Corp.,
               8.25%, 02/01/2030 H.............................       938
   1,875     Lin Television Corp.,
               6.50%, 05/15/2013 MH............................     1,776

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
 $ 1,275     Lodgenet Entertainment Corp.,
               9.50%, 06/15/2013...............................  $  1,380
   1,155     Medianews Group, Inc.,
               6.875%, 10/01/2013..............................     1,140
   2,275     MGM Mirage, Inc.,
               6.75%, 09/01/2012...............................     2,264
   1,180     Mohegan Tribal Gaming Authority,
               6.125%, 02/15/2013..............................     1,142
     590     Mohegan Tribal Gaming Authority,
               6.375%, 07/15/2009 H............................       590
   1,085     Mohegan Tribal Gaming Authority,
               7.125%, 08/15/2014..............................     1,096
     600     Penn National Gaming, Inc.,
               6.75%, 03/01/2015...............................       576
   1,100     Primedia, Inc.,
               8.00%, 05/15/2013...............................     1,004
   1,000     Quebecor Media, Inc.,
               11.125%, 07/15/2011.............................     1,082
   1,275     Scientific Games Corp.,
               6.25%, 12/15/2012...............................     1,264
     690     Service Corp. International,
               6.75%, 04/01/2016 H.............................       678
     300     Service Corp. International,
               7.875%, 02/01/2013..............................       316
   1,480     Sheridan Group, Inc.,
               10.25%, 08/15/2011..............................     1,539
   1,485     Sirius Satellite Radio, Inc.,
               9.625%, 08/01/2013 M............................     1,405
   2,000     Station Casinos, Inc.,
               6.50%, 02/01/2014 H.............................     1,995
   1,710     Sungard Data Systems, Inc.,
               9.125%, 08/15/2013 M............................     1,736
     200     Sungard Data Systems, Inc.,
               10.25%, 08/15/2015 M............................       198
   1,325     Town Sports International, Inc.,
               9.625%, 04/15/2011..............................     1,361
     365     Unisys Corp.,
               6.875%, 03/15/2010..............................       327
   2,270     Wynn Las Vegas LLC Corp.,
               6.625%, 12/01/2014 H............................     2,161
                                                                 --------
                                                                   49,935
                                                                 --------
             TECHNOLOGY -- 17.8%
   1,965     American Cellular Corp.,
               10.00%, 08/01/2011..............................     2,122
     266     AT&T Corp.,
               8.35%, 01/15/2025...............................       275
   2,042     AT&T Corp.,
               9.05%, 11/15/2011...............................     2,256
     360     Atlantic Broadband Finance LLC,
               9.375%, 01/15/2014..............................       326
   1,390     CCH I Holdings LLC,
               10.00%, 05/15/2014 M............................       897
   1,300     Celestica, Inc.,
               7.625%, 07/01/2013 H............................     1,264

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             TECHNOLOGY -- (CONTINUED)
 $ 1,385     Centennial Cellular Operating Co.,
               10.125%, 06/15/2013.............................  $  1,548
   1,390     Charter Communications Holdings LLC,
               9.92%, 04/01/2011...............................       869
   1,190     Charter Communications Operating LLC,
               8.375%, 04/30/2014 M............................     1,193
   1,575     Charter Communications Operating LLC,
               8.00%, 04/30/2012 M.............................     1,581
   4,730     Cincinnati Bell, Inc.,
               8.375%, 01/15/2014 H............................     4,600
   2,155     Citizens Communications Co.,
               6.25%, 01/15/2013 H.............................     2,042
   1,300     Dobson Cellular Systems,
               9.875%, 11/01/2012..............................     1,404
   1,680     Fimep S.A.,
               10.50%, 02/15/2013..............................     1,903
   1,292     Hawaiian Telecom Communications, Inc.,
               9.75%, 05/01/2013 MH............................     1,286
     925     Houghton Mifflin Co.,
               8.25%, 02/01/2011...............................       946
   2,365     Intelsat Bermuda Ltd.,
               8.25%, 01/15/2013 M.............................     2,359
   1,600     Itron, Inc.,
               7.75%, 05/15/2012...............................     1,632
     330     L-3 Communications Corp.,
               3.00%, 08/01/2035 M.............................       332
     945     L-3 Communications Corp.,
               6.125%, 07/15/2013..............................       926
   1,509     Lucent Technologies, Inc.,
               6.45%, 03/15/2029...............................     1,290
     794     MCI, Inc.,
               7.69%, 05/01/2009...............................       823
     493     MCI, Inc.,
               8.735%, 05/01/2014..............................       546
   2,485     Mediacom LLC,
               9.50%, 01/15/2013...............................     2,429
     750     Ntelos Holdings Corp.,
               12.90%, 10/15/2013 MK...........................       746
   1,300     Qwest Corp.,
               6.875%, 09/15/2033 H............................     1,151
     215     Qwest Corp.,
               7.25%, 10/15/2035...............................       195
   3,565     Qwest Corp.,
               8.875%, 03/15/2012..............................     3,913
   1,920     Qwest Services Corp.,
               13.50%, 12/15/2010 M............................     2,194
   4,240     Rogers Cable, Inc.,
               6.25%, 06/15/2013...............................     4,123
     200     Rogers Cantel,
               9.75%, 06/01/2016 H.............................       240
     770     Sanmina-SCI Corp.,
               10.375%, 01/15/2010.............................       843
   1,850     Spectrum Brands, Inc.,
               7.375%, 02/01/2015 H............................     1,598
     305     Spectrum Brands, Inc.,
               8.50%, 10/01/2013...............................       276

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
 $ 1,960     Suncom Wireless, Inc.,
               8.75%, 11/15/2011 H.............................  $  1,485
   1,500     Time Warner Telecommunications, Inc.,
               10.125%, 02/01/2011 H...........................     1,523
   2,550     Valor Telecom Enterprise, Inc.,
               7.75%, 02/15/2015...............................     2,496
                                                                 --------
                                                                   55,632
                                                                 --------
             TRANSPORTATION -- 0.9%
   2,900     Trinity Industries, Inc.,
               6.50%, 03/15/2014...............................     2,828
                                                                 --------
             UTILITIES -- 9.7%
   1,825     AES China Generating Co., Ltd.,
               8.25%, 06/26/2010...............................     1,855
   1,270     AES Corp.,
               8.75%, 05/15/2013 M.............................     1,372
   2,280     Aquila, Inc.,
               7.625%, 11/15/2009 H............................     2,337
   2,000     Chivor S.S. E.S.P.,
               9.75%, 12/30/2014...............................     2,175
   1,595     Dynegy Holdings, Inc.,
               10.125%, 07/15/2013 M...........................     1,755
     500     Edison Mission Energy Corp.,
               7.73%, 06/15/2009...............................       519
   2,100     Edison Mission Energy Corp.,
               9.875%, 04/15/2011..............................     2,447
     400     Nevada Power Co.,
               8.50%, 01/01/2023...............................       412
   1,858     NRG Energy, Inc.,
               8.00%, 12/15/2013...............................     2,025
   2,380     Reliant Energy, Inc.,
               6.75%, 12/15/2014...............................     2,213
     730     Sierra Pacific Resources,
               8.625%, 03/15/2014..............................       796
   1,000     Teco Energy, Inc.,
               5.69%, 05/01/2010 MK............................     1,030
   1,296     Tenaska Alabama Partners L.P.,
               7.00%, 06/30/2021 M.............................     1,316
   5,170     Tennessee Gas Pipeline Co.,
               7.50%, 04/01/2017...............................     5,441
   3,572     Texas Genco LLC,
               6.875%, 12/15/2014 M............................     3,822
     825     TXU Corp.,
               5.55%, 11/15/2014 H.............................       758
                                                                 --------
                                                                   30,273
                                                                 --------
             Total corporate bonds: non-investment grade
               (cost $301,917).................................  $295,111
                                                                 --------

                                                                  MARKET
  SHARES                                                         VALUE U
----------                                                       --------
 COMMON STOCK -- 0.0%
             CONSUMER CYCLICAL -- 0.0%
       1     Hosiery Corp. of America, Inc. Class A +BV........  $     @@
                                                                 --------
             Total common stock
               (cost $21)......................................  $     @@
                                                                 --------
PREFERRED STOCK
             TECHNOLOGY -- 0.0%
      20     Adelphia Communications Corp. B...................  $      1
                                                                 --------
             Total preferred stock
               (cost $488).....................................  $      1
                                                                 --------
             Total long-term investments
               (cost $310,844).................................  $303,511
                                                                 --------
PRINCIPAL
 AMOUNT
----------
 SHORT-TERM INVESTMENTS -- 20.1%
             REPURCHASE AGREEMENTS -- 1.7%
 $ 1,826     BNP Paribas Repurchase Agreement,
               3.91%, 11/01/2005...............................  $  1,826
   1,826     RBS Greenwich Repurchase Agreement,
               3.92%, 11/01/2005...............................     1,826
   1,779     UBS Warburg Securities, Inc. Repurchase Agreement,
               3.92%, 11/01/2005...............................     1,779
                                                                 --------
                                                                    5,431
                                                                 --------

 SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 18.4%
  57,292     Navigator Prime Portfolio.........................    57,292
                                                                 --------
             Total short-term investments
               (cost $62,723)..................................  $ 62,723
                                                                 --------
             Total investments in securities
               (cost $373,567) O...............................  $366,234
                                                                 ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.18% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $@@, which represents @@% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $373,822 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,291
      Unrealized depreciation.........................   (9,879)
                                                        -------
      Net unrealized depreciation.....................  $(7,588)
                                                        =======

 Y   All principal amounts are in U.S. dollars unless otherwise indicated.

     EUR -- EURO

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  B  Currently non-income producing.

  H  Security is partially on loan at October 31, 2005.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not change for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR           SECURITY           COST BASIS
      --------  ----------           --------           ----------
      10/1994       1        Hosiery Corp. of America,
                             Inc. Class A                  $21

     The aggregate value of these securities at October 31, 2005 was $@@, which represents @@% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $59,134, which represents 18.92% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  I The cost of securities purchased on a when-issued basis at October 31, 2005 was $895.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares, percentage and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.5%
FIXED INCOME FUNDS -- 90.6%
  189    Hartford Floating Rate Fund, Class Y..............  $ 1,907
  615    Hartford High Yield Fund, Class Y.................    4,768
  124    Hartford Income Fund, Class Y.....................    1,272
  507    Hartford Inflation Plus Fund, Class Y.............    5,413
  711    Hartford Short Duration Fund, Class Y.............    6,992
  800    Hartford Total Return Bond Fund, Class Y..........    8,582
                                                             -------
         Total fixed income funds
           (cost $29,603)..................................  $28,934
                                                             -------
MONEY MARKET FUND -- 8.9%
2,853    Hartford Money Market Fund, Class Y...............    2,853
                                                             -------
         Total money market fund
           (cost $2,853)...................................  $ 2,853
                                                             -------
         Total investments in affiliated investment
           companies
           (cost $32,456) O................................  $31,787
                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $32,510 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $  --
      Unrealized depreciation...........................   (723)
                                                          -----
      Net unrealized depreciation.......................  $(723)
                                                          =====

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- 0.5%
            GENERAL OBLIGATIONS -- 0.2%
$     150   State of Illinois,
              5.10%, Taxable Pension, 06/01/2033..............  $   144
            MISCELLANEOUS -- 0.3%
      150   Mashantucket Western Pequot Revenue Bond,
              5.91%, Taxable, 09/01/2021 M....................      148
                                                                -------
            Total municipal bonds
              (cost $300).....................................  $   292
                                                                -------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 12.6%
            FINANCE -- 12.5%
$      67   AQ Finance CEB Trust,
              9.04%, 08/25/2033 MK............................  $    66
        4   Asset Backed Funding Corp. NIM Trust,
              4.55%, 12/26/2033 M.............................        4
    4,146   Banc of America Commercial Mortgage, Inc.,
              4.08%, 12/10/2042 W.............................       98
    3,149   Banc of America Commercial Mortgage, Inc.,
              5.50%,11/10/2039 MW.............................       83
   25,306   Banc of America Commercial Mortgage, Inc.,
              5.50%, 07/10/2043 MW............................      253
    8,169   Banc of America Commercial Mortgage, Inc.,
              5.75%, 06/10/2039 MW............................      105
       54   Bank One Issuance Trust,
              5.11%, 12/15/2010 K.............................       55
      200   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.29%, 06/11/2041...............................      201
    3,495   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 02/11/2041 MW............................       82
       50   Capital Auto Receivables Asset Trust,
              4.73%, 09/15/2010...............................       49
       37   Chase Funding Mortgage Loan Asset-Backed,
              8.45%, 02/25/2030...............................       37
       30   Chase Manhattan Auto Owner Trust,
              2.57%, 02/16/2010...............................       29
       45   Chemical Master Credit Card Trust,
              7.09%, 02/15/2009...............................       46
      150   Chuo Mitsui Trust & Banking Ltd.,
              5.51%, 04/15/2049 M.............................      142
       75   Citibank Credit Card Issuance Trust,
              5.00%, 06/10/2015...............................       73
    2,445   Citigroup Commercial Mortgage Trust,
              4.10%, 10/15/2041 MW............................      103
      300   Citigroup Commercial Mortgage Trust,
              5.059%, 05/15/2043..............................      290

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FINANCE -- (CONTINUED)
$   6,392   Commercial Mortgage Pass-Through Certificates,
              5.50%, 03/10/2039 MW............................  $   153
       49   Countrywide Asset-Backed Certificates,
              5.46%, 05/25/2035...............................       48
      200   Credit Suisse First Boston Mortgage Securities
              Corp.,
              3.81%, 12/15/2036...............................      194
    2,954   Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.15%, 11/15/2037 MW............................      103
      100   Equity One ABS, Inc.,
              5.46%, 12/25/2033...............................       99
       50   Equity One ABS, Inc.,
              6.54%, 07/25/2034...............................       51
      185   First Union-Lehman Brothers-Bank of America,
              6.56%, 11/18/2035...............................      190
      200   Ford Credit Auto Owner Trust,
              4.19%, 07/15/2009...............................      197
      100   Ford Credit Auto Owner Trust,
              4.29%, 11/15/2007...............................      100
      200   GE Capital Commercial Mortgage Corp.,
              5.00%, 12/10/2037...............................      198
      149   GMAC Commercial Mortgage Securities, Inc.,
              3.34%, 05/10/2036...............................      141
      200   GMAC Commercial Mortgage Securities, Inc.,
              4.65%, 04/10/2040...............................      195
      200   GMAC Commercial Mortgage Securities, Inc.,
              5.30%, 08/10/2038...............................      200
      125   Goldman Sachs Auto Loan Trust,
              4.98%, 11/15/2013...............................      125
       10   Green Tree Financial Corp.,
              5.76%, 11/01/2018...............................       10
       50   Green Tree Financial Corp.,
              6.48%, 12/01/2030...............................       51
       24   Green Tree Financial Corp.,
              7.30%, 01/15/2026...............................       25
       19   Green Tree Financial Corp.,
              7.35%, 05/15/2027...............................       20
      200   Greenwich Capital Commercial Funding Corp.,
              4.02%, 01/05/2036...............................      194
    4,866   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 01/15/2042 W.............................       93
      200   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.13%, 01/12/2038...............................      193
      158   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.33%, 12/12/2034...............................      154

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$     175   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.38%, 10/12/2037...............................  $   171
      188   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.95%, 11/12/2039...............................      182
    2,388   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 01/15/2038 MW............................       67
   17,788   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.00%, 09/12/2037 MW............................      196
      190   J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.16%, 05/12/2034...............................      199
   26,198   LP-UBS Commercial Mortgage Trust,
              5.26%, 06/15/2036 MW............................      214
      100   Marlin Leasing Receivables LLC,
              4.52%, 03/15/2008 M.............................       99
      100   Marlin Leasing Receivables LLC,
              5.25%, 08/15/2012 M.............................       99
      200   Merrill Lynch Mortgage Trust,
              4.92%, 10/12/2041...............................      193
      200   Morgan Stanley Capital I,
              4.17%, 12/15/2041...............................      194
   16,495   Morgan Stanley Capital I,
              6.00%, 06/12/2047 MW............................      198
      115   Morgan Stanley Dean Witter Capital I,
              5.38%, 01/15/2039...............................      116
       48   Navistar Financial Corp. Owner Trust,
              3.08%, 11/15/2009...............................       46
      150   Residential Asset Mortgage Products, Inc.,
              3.68%, 08/25/2026...............................      149
       17   Soundview Home Equity Loan Trust, Inc.,
              8.64%, 05/25/2030...............................       18
      200   Wachovia Bank Commercial Mortgage Trust,
              4.39%, 02/15/2041...............................      192
      100   Wachovia Bank Commercial Mortgage Trust,
              4.87%, 02/15/2035...............................       98
    7,056   Wachovia Bank Commercial Mortgage Trust,
              5.50%, 02/15/2041 MW............................      161
       37   WFS Financial Owner Trust,
              3.05%, 12/20/2010...............................       37
                                                                -------
                                                                  7,079
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            TRANSPORTATION -- 0.1%
$      53   Northwest Airlines, Inc.,
              6.81%, 02/01/2020...............................  $    49
                                                                -------
            Total asset and commercial mortgage
              backed securities
              (cost $7,271)...................................  $ 7,128
                                                                -------
CORPORATE BONDS: INVESTMENT GRADE -- 30.5%
            BASIC MATERIALS -- 1.2%
$     125   ICI Wilmington Co.,
              5.625%, 12/01/2013..............................  $   124
      150   Inco Ltd.,
              7.75%, 05/15/2012...............................      167
      100   International Paper Co.,
              5.25%, 04/01/2016...............................       93
       65   Lubrizol Corp.,
              5.50%, 10/01/2014...............................       64
      125   Noranda, Inc.,
              6.00%, 10/15/2015...............................      125
      100   Vale Overseas Ltd.,
              8.25%, 01/17/2034...............................      108
                                                                -------
                                                                    681
                                                                -------
            CAPITAL GOODS -- 0.7%
       55   American Standard, Inc.,
              7.375%, 02/01/2008..............................       57
      200   Hutchinson Whampoa International Ltd.,
              6.25%, 01/24/2014 M.............................      207
       50   Tyco International Group S.A.,
              6.00%, 11/15/2013...............................       52
      100   Tyco International Group S.A.,
              6.375%, 02/15/2006..............................      101
                                                                -------
                                                                    417
                                                                -------
            CONSUMER CYCLICAL -- 2.9%
      110   Carnival Corp.,
              6.65%, 01/15/2028...............................      121
      150   Centex Corp.,
              5.70%, 05/15/2014...............................      147
       75   CRH America, Inc.,
              5.30%, 10/15/2013...............................       75
      100   D.R. Horton, Inc.,
              5.625%, 09/15/2014..............................       95
      200   Ford Motor Co.,
              7.45%, 07/16/2031...............................      147
      150   Foster's Finance Corp.,
              4.875%, 10/01/2014 M............................      143
      100   Lennar Corp.,
              5.95%, 03/01/2013...............................      100
      100   Ltd. Brands, Inc.,
              5.25%, 11/01/2014...............................       91
      175   May Department Stores Co.,
              5.75%, 07/15/2014...............................      175
      100   PHH Corp.,
              6.00%, 03/01/2008...............................      101
       50   PHH Corp.,
              7.125%, 03/01/2013..............................       53

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$     125   Pulte Homes, Inc.,
              5.20%, 02/15/2015...............................  $   116
      150   Safeway, Inc.,
              5.625%, 08/15/2014..............................      146
      100   WMC Finance USA,
              5.125%, 05/15/2013..............................      100
                                                                -------
                                                                  1,610
                                                                -------
            CONSUMER STAPLES -- 0.5%
      150   Tyson Foods, Inc.,
              8.25%, 10/01/2011...............................      169
      100   Weyerhaeuser Co.,
              6.75%, 03/15/2012...............................      106
                                                                -------
                                                                    275
                                                                -------
            ENERGY -- 1.6%
       50   Citgo Petroleum Corp.,
              6.00%, 10/15/2011...............................       52
      100   Gazprom International S.A.,
              7.20%, 02/01/2020 M.............................      106
      100   Noble Group Ltd.,
              6.625%, 03/17/2015 M............................       91
      130   Pioneer Natural Resources Co.,
              5.875%, 07/15/2016..............................      124
       15   Premcor Refining Group, Inc.,
              9.25%, 02/01/2010...............................       16
      125   USX Corp.,
              9.375%, 02/15/2012..............................      152
      175   Valero Energy Corp.,
              7.50%, 04/15/2032...............................      206
       75   XTO Energy, Inc.,
              4.90%, 02/01/2014...............................       72
       75   XTO Energy, Inc.,
              6.25%, 04/15/2013...............................       79
                                                                -------
                                                                    898
                                                                -------
            FINANCE -- 10.9%
      125   ACE INA Holdings, Inc.,
              5.875%, 06/15/2014..............................      126
      100   AMB Property L.P.,
              7.50%, 06/30/2018...............................      113
      100   ATF Bank JSC,
              9.25%, 04/12/2012 M.............................      102
      150   Archstone-Smith Operating Trust,
              5.25%, 05/01/2015...............................      147
      150   Arden Realty L.P.,
              5.20%, 09/01/2011...............................      147
      200   BAE Systems Holdings, Inc.,
              5.20%, 08/15/2015 M.............................      194
      100   Camden Property Trust,
              5.00%, 06/15/2015...............................       95
      125   Capital One Bank Corp.,
              5.125%, 02/15/2014..............................      121
       75   Capital One Bank Corp.,
              6.50%, 06/13/2013...............................       79

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FINANCE -- (CONTINUED)
$     150   CIT Group, Inc.,
              5.125%, 09/30/2014..............................  $   147
      200   DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11/15/2013...............................      207
      150   EOP Operating L.P.,
              4.75%, 03/15/2014...............................      142
      100   Farmers Exchange Capital,
              7.20%, 07/15/2048 M.............................      101
      150   Glencore Funding LLC,
              6.00%, 04/15/2014 M.............................      138
      125   Goldman Sachs Group, Inc.,
              5.15%, 01/15/2014...............................      123
       75   Goldman Sachs Group, Inc.,
              5.25%, 04/01/2013...............................       74
      100   Household Finance Corp.,
              7.00%, 05/15/2012...............................      109
      225   HSBC Capital Funding L.P.,
              4.61%, 12/27/2049 M.............................      210
      100   HVB Funding Trust III,
              9.00%, 10/22/2031 M.............................      131
      165   iStar Financial, Inc.,
              5.70%, 03/01/2014...............................      162
       50   J.P. Morgan Chase & Co.,
              5.125%, 09/15/2014..............................       49
      175   J.P. Morgan Chase & Co.,
              5.25%, 05/01/2015...............................      173
       40   Kazkommerts International B.V.,
              7.875%, 04/07/2014 M............................       40
       75   Kazkommerts International B.V.,
              7.875%, 04/07/2014..............................       75
      175   Key Bank N.A., Inc.,
              5.80%, 07/01/2014...............................      181
      175   MBNA Corp.,
              6.125%, 03/01/2013..............................      184
      135   Merrill Lynch & Co., Inc.,
              6.875%, 11/15/2018..............................      152
      200   Mizuho Financial Group, Inc.,
              5.79%, 04/15/2014 M.............................      205
      175   Morgan Stanley,
              4.75%, 04/01/2014...............................      165
      100   Natexis AMBS Co. LLC,
              8.44%, 12/29/2049 M.............................      108
      150   Northern Rock plc,
              5.60%, 04/30/2049 M.............................      149
      120   Pemex Project Funding Master Trust,
              7.375%, 12/15/2014..............................      131
       50   Pemex Project Funding Master Trust,
              7.75%, 09/28/2009...............................       51
       85   Public Bank Berhad,
              5.00%, 06/20/2017...............................       81
       85   Public Bank Berhad,
              5.625%, 06/22/2014..............................       85
      200   Rabobank Capital Funding II,
              5.26%, 12/29/2049 M.............................      198
      110   Residential Capital Corp.,
              6.375%, 06/30/2010 M............................      112

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT Y                                                        VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$     100   Resona Bank Ltd.,
              5.85%, 12/31/2049 M.............................  $    97
      100   Santander Central Hispano Issuances Ltd.,
              7.625%, 09/14/2010..............................      111
       75   Shurgard Storage Centers, Inc.,
              5.875%, 03/15/2013..............................       75
      100   Sumitomo Mitsui Banking,
              5.63%, 10/15/2015 M.............................       98
      100   Swedbank Foreningssparbanken,
              9.00%, 12/31/2049 M.............................      114
      150   Toll Brothers Finance Corp.,
              5.15%, 05/15/2015 M.............................      139
      125   TuranAlem Finance B.V.,
              8.00%, 03/24/2014...............................      124
      100   UFJ Finance Aruba AEC,
              6.75%, 07/15/2013...............................      108
      100   Vornado Realty L.P.,
              4.75%, 12/01/2010...............................       97
      100   Washington Mutual, Inc.,
              4.625%, 04/01/2014..............................       94
      150   Westfield Capital Corp.,
              5.125%, 11/15/2014 M............................      146
       50   Westpac Capital Trust III,
              5.82%, 09/30/2013 M.............................       51
      100   Westpac Capital Trust IV,
              5.26%, 12/31/2049 M.............................       97
                                                                -------
                                                                  6,158
                                                                -------
            FOREIGN GOVERNMENTS -- 1.2%
      123   Argentina (Republic of),
              4.00%, 08/03/2012 K.............................      112
BRL   250   Brazil (Federated Republic of),
              12.50%, 01/05/2016..............................      104
MXN 1,550   Mexican Fixed Rate Bonds,
              8.00%, 12/19/2013...............................      136
      100   South Africa (Republic of),
              7.375%, 04/25/2012..............................      111
      100   Ukraine Government,
              7.65%, 06/11/2013...............................      107
      100   United Mexican States,
              6.625%, 03/03/2015..............................      107
                                                                -------
                                                                    677
                                                                -------
            HEALTH CARE -- 1.1%
      100   Boston Scientific Corp.,
              5.45%, 06/15/2014...............................      100
      150   Cardinal Health, Inc.,
              4.00%, 06/15/2015...............................      133
      150   Manor Care, Inc.,
              6.25%, 05/01/2013...............................      154
      100   Universal Health Services, Inc.,
              6.75%, 11/15/2011...............................      105
      150   Wyeth,
              5.50%, 02/01/2014...............................      151
                                                                -------
                                                                    643
                                                                -------

PRINCIPAL                                                       Market
AMOUNT Y                                                        Value U
---------                                                       -------
            SERVICES -- 3.8%
$      10   American Greetings Corp.,
              6.10%, 08/01/2028...............................  $    10
      175   Belo Corp.,
              7.25%, 09/15/2027...............................      178
      150   Clear Channel Communications, Inc.,
              5.50%, 09/15/2014...............................      141
      100   Comcast Cable Communications, Inc.,
              6.75%, 01/30/2011...............................      106
      100   Comcast Cable Communications, Inc.,
              8.875%, 05/01/2017..............................      123
      175   Donnelley (R.R.) & Sons Co.,
              5.50%, 05/15/2015 M.............................      169
       75   Harrah's Operating Co., Inc.,
              5.375%, 12/15/2013..............................       72
      100   Hilton Hotels Corp.,
              7.50%, 12/15/2017...............................      107
      150   Hyatt Equities LLC,
              6.875%, 06/15/2007 M............................      152
      100   ITT Corp.,
              7.375%, 11/15/2015..............................      106
      100   InterActive Corp.,
              7.00%, 01/15/2013...............................      102
      175   Liberty Media Corp.,
              5.70%, 05/15/2013...............................      158
      150   Marriott International, Inc.,
              7.875%, 09/15/2009..............................      164
      150   News America Holdings, Inc.,
              7.75%, 01/20/2024...............................      167
       50   News America Holdings, Inc.,
              9.25%, 02/01/2013...............................       61
      150   Scholastic Corp.,
              5.00%, 04/15/2013...............................      137
      150   Tele-Communications, Inc.,
              7.875%, 08/01/2013..............................      169
                                                                -------
                                                                  2,122
                                                                -------
            TECHNOLOGY -- 3.2%
       55   AT&T Corp.,
              9.05%, 11/15/2011...............................       61
MXN 1,200   American Movil SA de CV,
              9.00%, 01/15/2016...............................      107
      100   British Sky Broadcasting Group plc,
              6.875%, 02/23/2029..............................      105
      210   Cingular Wireless Services, Inc.,
              8.125%, 05/01/2012..............................      242
      200   Cox Communications, Inc.,
              4.625%, 06/01/2013..............................      186
      150   Deutsche Telekom International Finance B.V.,
              5.25%, 07/22/2013...............................      148
      150   France Telecom S.A.,
              8.00%, 03/01/2011...............................      167
      150   Motorola, Inc.,
              8.00%, 11/01/2011...............................      173
       95   PerkinElmer, Inc.,
              8.875%, 01/15/2013..............................      106

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$     100   Sprint Capital Corp.,
              6.90%, 05/01/2019...............................  $   109
      150   Thomas & Betts Corp.,
              7.25%, 06/01/2013...............................      158
       50   Time Warner Entertainment Co. L.P.,
              8.375%, 03/15/2023..............................       59
      160   Turner Broadcasting System, Inc.,
              8.375%, 07/01/2013..............................      185
                                                                -------
                                                                  1,806
                                                                -------
            TRANSPORTATION -- 1.2%
      125   American Airlines, Inc.,
              7.86%, 10/01/2011...............................      128
      100   Continental Airlines, Inc.,
              6.56%, 02/15/2012...............................      103
      100   Continental Airlines, Inc.,
              7.487%, 10/02/2010..............................       99
       58   Continental Airlines, Inc.,
              8.048%, 05/01/2022                                     57
      150   Royal Caribbean Cruises Ltd.,
              6.875%, 12/01/2013..............................      155
      150   Trinity Industries, Inc.,
              6.50%, 03/15/2014...............................      146
                                                                -------
                                                                    688
                                                                -------
            UTILITIES -- 1.7%
      100   Appalachian Power Co.,
              5.00%, 06/01/2017...............................       95
       75   Consumers Energy Co.,
              5.375%, 04/15/2013..............................       75
       50   Consumers Energy Co.,
              6.00%, 02/15/2014...............................       52
      150   Duke Energy Corp.,
              5.30%, 10/01/2015...............................      150
      125   Kinder Morgan, Inc.,
              5.15%, 03/01/2015...............................      121
       65   Nevada Power Co.,
              9.00%, 08/15/2013...............................       72
      100   Tampa Electric Co.,
              6.375%, 08/15/2012..............................      106
      100   Texas-New Mexico Power Co.,
              6.125%, 06/01/2008..............................      101
      200   TransAlta Corp.,
              5.75%, 12/15/2013...............................      202
                                                                -------
                                                                    974
                                                                -------
            Total corporate bonds:
              investment grade
              (cost $17,346)..................................  $17,203
                                                                -------
CORPORATE BONDS: NON-INVESTMENT -- 25.1%
            BASIC MATERIALS -- 3.1%
$      70   Aep Industries, Inc.,
              7.875%, 03/15/2013..............................  $    66
      100   AK Steel Corp.,
              7.75%, 06/15/2012...............................       90

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            BASIC MATERIALS -- (CONTINUED)
$     100   Asia Aluminum Holdings Ltd.,
              8.00%, 12/23/2011 M.............................  $    98
       45   Boise Cascade LLC,
              7.125%, 10/15/2014..............................       40
      100   California Steel Industries, Inc.,
              6.125%, 03/15/2014..............................       93
       70   Crown European Holdings S.A.,
              9.50%, 03/01/2011...............................       77
      100   CSN Islands IX Corp.,
              10.00%, 01/15/2015..............................      109
      150   Domtar, Inc.,
              5.375%, 12/01/2013..............................      119
      100   Georgia-Pacific Corp.,
              8.875%, 05/15/2031..............................      114
       75   International Steel Group, Inc.,
              6.50%, 04/15/2014...............................       74
      150   Koppers, Inc.,
              9.875%, 10/15/2013..............................      163
       80   Norilsk Nickel Finance S.A.,
              7.125%, 09/30/2009..............................       80
       55   Nova Chemicals Corp.,
              7.56%, 11/15/2013 M.............................       56
      145   Novelis, Inc.,
              7.25%, 02/15/2015 M.............................      132
       75   Owens-Brockway Glass Container, Inc.,
              8.75%, 11/15/2012...............................       80
       75   Plastipak Holdings, Inc.,
              10.75%, 09/01/2011..............................       82
       65   Russel Metals, Inc.,
              6.375%, 03/01/2014..............................       63
       33   United States Steel Corp.,
              10.75%, 08/01/2008..............................       37
      100   Vedanta Resource plc,
              6.625%, 02/22/2010..............................       96
       52   Westlake Chemical Corp.,
              8.75%, 07/15/2011...............................       56
                                                                -------
                                                                  1,725
                                                                -------
            CAPITAL GOODS -- 0.9%
      100   Bombardier Recreational Products, Inc.,
              8.375%, 12/15/2013..............................      102
      100   Bombardier, Inc.,
              6.75%, 05/01/2012 M.............................       91
       20   Grant Prideco, Inc.,
              6.125%, 08/15/2015 M............................       20
      100   K2, Inc.,
              7.375%, 07/01/2014..............................       98
      145   Rexnord Corp.,
              10.125%, 12/15/2012.............................      159
       25   Terex Corp.,
              7.375%, 01/15/2014..............................       25
                                                                -------
                                                                    495
                                                                -------
            CONSUMER CYCLICAL -- 1.9%
       50   Brown Shoe Co., Inc.,
              8.75%, 05/01/2012...............................       51

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$     100   Desarrolladora Homes S.A.,
              7.50%, 09/28/2015 M.............................  $    96
       80   Goodyear Tire & Rubber Co.,
              9.00%, 07/01/2015 M.............................       77
      135   GSC Holdings Corp.,
              8.00%, 10/01/2012 M.............................      131
      175   Ingles Markets, Inc.,
              8.875%, 12/01/2011..............................      175
       50   Invista,
              9.25%, 05/01/2012 M.............................       54
      125   Neiman Marcus Group, Inc.,
              10.375%, 10/15/2015 M...........................      121
       75   Phillips Van-Heusen Corp.,
              7.75%, 11/15/2023...............................       78
      105   Stater Brothers Holdings, Inc.,
              8.125%, 06/15/2012..............................      103
       65   United Auto Group, Inc.,
              9.625%, 03/15/2012..............................       68
      100   Warnaco, Inc.,
              8.875%, 06/15/2013..............................      108
                                                                -------
                                                                  1,062
                                                                -------
            CONSUMER STAPLES -- 1.1%
       45   Del Laboratories, Inc.,
              9.23%, 11/01/2011 M.............................       45
       75   Del Monte Corp.,
              6.75%, 02/15/2015 M.............................       73
      115   Doane Pet Care Co.,
              10.625%, 11/15/2015 M...........................      116
        1   Dole Food Co., Inc.,
              8.875%, 03/15/2011..............................        1
       90   Pierre Foods, Inc.,
              9.875%, 07/15/2012..............................       91
      100   Pilgrim's Pride Corp.,
              9.25%, 11/15/2013...............................      110
      100   Smithfield Foods, Inc.,
              7.75%, 05/15/2013...............................      105
      100   Tembec Industries, Inc.,
              7.75%, 03/15/2012...............................       63
                                                                -------
                                                                    604
                                                                -------
            ENERGY -- 1.5%
       50   Colorado Interstate Gas,
              6.80%, 11/15/2015 M.............................       50
      120   Comstock Resources, Inc.,
              6.875%, 03/01/2012..............................      119
      100   Gazprom OAO,
              9.625%, 03/01/2013 M............................      120

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            ENERGY -- (CONTINUED)
$     100   Giant Industries, Inc.,
              8.00%, 05/15/2014...............................  $   104
       50   MEI Euro Finance Ltd,
              8.75%, 05/22/2010...............................       51
      100   Naftogaz Ukrainy,
              8.125%, 09/30/2009..............................      104
       85   Pogo Producing Co.,
              6.875%, 10/01/2017 M............................       84
       50   Stone Energy Corp.,
              6.75%, 12/15/2014...............................       48
      150   Whiting Petroleum Corp.,
              7.00%, 02/01/2014 M.............................      150
                                                                -------
                                                                    830
                                                                -------
            FINANCE -- 6.3%
      110   American Real Estate Partners L.P.,
              7.125%, 02/15/2013 M............................      107
       60   Antam Finance Ltd.,
              7.375%, 09/30/2010..............................       60
      110   Banco Votorantim S.A.,
              6.875%, 10/14/2015 M............................      107
       75   BCP Crystal Holdings Corp.,
              9.625%, 06/15/2014..............................       83
    1,850   Dow Jones CDX HY,
              6.75%, 06/29/2010 M.............................    1,811
      792   Dow Jones CDX HY,
              8.25%, 06/29/2010 M.............................      781
       21   Forest City Enterprises, Inc.,
              7.625%, 06/01/2015..............................       22
       50   General Motors Acceptance Corp.,
              6.75%, 12/01/2014...............................       48
      200   General Motors Acceptance Corp.,
              8.00%, 11/01/2031...............................      206
      100   Host Marriott L.P.,
              6.375%, 03/15/2015..............................       97
       85   Inmarsat Finance plc,
              7.625%, 06/30/2012..............................       86
      150   Qwest Capital Funding, Inc.,
              7.25%, 02/15/2011...............................      143
                                                                -------
                                                                  3,551
                                                                -------
            FOREIGN GOVERNMENTS -- 2.2%
      100   Brazil (Republic of),
              7.875%, 03/07/2015..............................      102
       25   Brazil (Republic of),
              8.875%, 04/15/2024..............................       26
       35   Brazil (Republic of),
              10.50%, 07/14/2014..............................       41

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT -- (CONTINUED)
            FOREIGN GOVERNMENTS -- (CONTINUED)
$     100   Colombia (Republic of),
              10.00%, 01/23/2012..............................  $   118
       25   Colombia (Republic of),
              10.375%, 01/28/2033.............................       31
       70   Dominican Republic,
              9.50%, 09/27/2011...............................       83
       75   Ecuador (Republic of),
              9.00%, 08/15/2030...............................       67
       30   El Salvador (Republic of),
              8.25%, 04/10/2032...............................       31
       50   Indonesia (Republic of),
              7.25%, 04/20/2015...............................       49
       75   Lebanese Republic,
              10.125%, 08/06/2008.............................       81
      100   Panama (Republic of),
              7.25%, 03/15/2015...............................      105
       60   Panama (Republic of),
              8.875%, 09/30/2027..............................       70
       40   Panama (Republic of),
              9.375%, 01/16/2023..............................       49
       90   Peru (Republic of),
              8.75%, 11/21/2033...............................      103
       70   Philippines (Republic of),
              10.625%, 03/16/2025.............................       81
       25   Republic of El Salvador,
              8.25%, 04/10/2032...............................       26
       50   Turkey (Republic of),
              9.875%, 03/19/2008..............................       54
       50   Uruguay (Republic of),
              7.50%, 03/15/2015...............................       49
      100   Venezuela (Republic of),
              5.375%, 08/07/2010..............................       96
                                                                -------
                                                                  1,262
                                                                -------
            HEALTH CARE -- 0.3%
      100   HCA, Inc.,
              6.95%, 05/01/2012...............................      102
      100   Select Medical Corp.,
              7.625%, 02/01/2015..............................       93
                                                                -------
                                                                    195
                                                                -------
            SERVICES -- 2.8%
      110   Allied Waste North America, Inc.,
              5.75%, 02/15/2011...............................      103
       65   CSC Holdings, Inc.,
              8.125%, 07/15/2009..............................       66
      100   Dex Media, Inc.,
              8.00%, 11/15/2013...............................      102
       70   EchoStar DBS Corp.,
              5.75%, 10/01/2008...............................       68
      125   Kerzner International Ltd.,
              6.75%, 10/01/2015 M.............................      119
       85   Knowledge Learning Center, Inc.,
              7.75%, 02/01/2015 M.............................       79

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            SERVICES -- (CONTINUED)
$      30   Lamar Media Corp.,
              7.25%, 01/01/2013...............................  $    31
       25   Lin Television Corp.,
              6.50%, 05/15/2013 M.............................       24
      130   Lodgenet Entertainment Corp.,
              9.50%, 06/15/2013...............................      141
       75   Medianews Group, Inc.,
              6.875%, 10/01/2013..............................       74
      100   Mohegan Tribal Gaming Authority,
              6.125%, 02/15/2013..............................       97
      125   Penn National Gaming, Inc.,
              6.75%, 03/01/2015...............................      120
      110   Reader's Digest Association, Inc.,
              6.50%, 03/01/2011...............................      110
      100   Service Corp. International,
              7.70%, 04/15/2009...............................      104
      100   Sheridan Group, Inc.,
              10.25%, 08/15/2011..............................      104
       50   Sirius Satellite Radio, Inc.,
              9.625%, 08/01/2013 M............................       47
       50   Sungard Data Systems, Inc.,
              9.125%, 08/15/2013 M............................       51
      125   Town Sports International, Inc.,
              9.625%, 04/15/2011..............................      128
                                                                -------
                                                                  1,568
                                                                -------
            TECHNOLOGY -- 3.5%
       40   Atlantic Broadband Finance LLC,
              9.375%, 01/15/2014..............................       36
       85   Ce Casecnan Water & Energy,
              11.95%, 11/15/2010..............................       92
      130   Charter Communications Operating LLC,
              8.00%, 04/30/2012 M.............................      130
      150   Cincinnati Bell, Inc.,
              8.375%, 01/15/2014..............................      146
      100   Citizens Communications Co.,
              6.25%, 01/15/2013...............................       95
       60   DaVita, Inc.,
              6.625%, 03/15/2013..............................       61
       60   Fimep S.A.,
              10.50%, 02/15/2013..............................       68
       35   Fisher Scientific International, Inc.,
              6.75%, 08/15/2014...............................       36
       50   Hawaiian Telecom Communications, Inc.,
              9.75%, 05/01/2013 M.............................       50
       85   Houghton Mifflin Co.,
              8.25%, 02/01/2011...............................       87
      110   Intelsat Ltd.,
              6.50%, 11/01/2013...............................       81
      100   Itron, Inc.,
              7.75%, 05/15/2012...............................      102
       95   L-3 Communications Corp.,
              6.125%, 07/15/2013..............................       93
      135   MCI, Inc.,
              7.69%, 05/01/2009...............................      140

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$      80   Mediacom LLC,
              9.50%, 01/15/2013...............................  $    78
      100   Mobile Telesystems Finance S.A.,
              8.00%, 01/28/2012...............................      103
      150   Nextel Partners, Inc.,
              8.125%, 07/01/2011..............................      160
      100   Rogers Cable, Inc.,
              6.25%, 06/15/2013...............................       97
      150   Rogers Wireless Communications, Inc.,
              6.375%, 03/01/2014..............................      150
       50   Spectrum Brands, Inc.,
              7.375%, 02/01/2015..............................       43
      125   Valor Telecom Enterprise, Inc.,
              7.75%, 02/15/2015 M.............................      122
                                                                -------
                                                                  1,970
                                                                -------
            TRANSPORTATION -- 0.2%
      100   Hornbeck Offshore Services, Inc.,
              6.125%, 12/01/2014..............................       98
       30   Hornbeck Offshore Services, Inc.,
              6.125%, 12/01/2014 M............................       29
                                                                -------
                                                                    127
                                                                -------
            UTILITIES -- 1.8%
      100   AES China Generating Co., Ltd.,
              8.25%, 06/26/2010...............................      102
      100   Chivor S.S. E.S.P.,
              9.75%, 12/30/2014...............................      109
      110   Citco Trustees Cayman Ltd.,
              8.5%, 12/21/2014 M..............................      112
       60   CMS Energy Corp.,
              8.50%, 04/15/2011...............................       66
       75   National Power Corp.,
              9.875%, 03/16/2010..............................       79
       50   NorthWestern Corp.,
              7.30%, 12/01/2006 M.............................       51
       97   NRG Energy, Inc.,
              8.00%, 12/15/2013...............................      106
       55   Reliant Energy, Inc.,
              6.75%, 12/15/2014...............................       51
      105   TECO Energy, Inc.,
              7.20%, 05/01/2011...............................      110
      100   Tenaska Alabama Partners L.P.,
              7.00%, 06/30/2021 M.............................      100
      100   Tennessee Gas Pipeline Co.,
              8.375%, 06/15/2032..............................      112
       35   Texas Genco LLC,
              6.875%, 12/15/2014 M............................       37
                                                                -------
                                                                  1,035
                                                                -------
            Total corporate bonds: non-investment
              (cost $14,323)..................................  $14,170
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
U.S. GOVERNMENT SECURITIES -- 10.6%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.6%
$     350   Federal Home Loan Bank,
              4.30% 2008......................................  $   344
                                                                -------
            U.S. TREASURY SECURITIES -- 10.0%
    1,420   1.875% 2015 J.....................................    1,419
    3,295   3.875% 2009 J[ ]..................................    4,223
                                                                -------
                                                                  5,642
                                                                -------
            Total U.S. government securities
              (cost $6,031)...................................  $ 5,986
                                                                -------
U.S. GOVERNMENT AGENCIES -- 19.5%
            FEDERAL HOME LOAN MORTGAGE -- 9.8%
$     200   4.10% 2014........................................  $   194
    2,135   4.125% 2010.......................................    2,076
      572   5.50% 2032........................................      566
    1,300   6.00% 2032........................................    1,323
    1,356   6.50% 2032........................................    1,399
                                                                -------
                                                                  5,558
                                                                -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.7%
    1,243   5.00% 2017 -- 2035................................    1,213
    3,770   5.50% 2032 -- 2034................................    3,723
      519   6.00% 2035........................................      524
                                                                -------
                                                                  5,460
                                                                -------
            Total U.S. government agencies
              (cost $11,261)..................................  $11,018
                                                                -------
            Total long-term investments
              (cost $56,532)..................................  $55,797
                                                                -------
SHORT-TERM INVESTMENTS -- 0.8%
            REPURCHASE AGREEMENTS -- 0.8%
$     150   BNP Paribas Repurchase Agreement,
              3.91%, 11/01/2005...............................  $   150
      150   RBS Greenwich Repurchase Agreement,
              3.92%, 11/01/2005...............................      150
      146   UBS Warburg Securities, Inc. Repurchase Agreement,
              3.92%, 11/01/2005...............................      146
                                                                -------
            Total short-term investments
              (cost $446).....................................  $   446
                                                                -------
            Total investments in securities
              (cost $56,978) O................................  $56,243
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.76% of total net assets at October 31, 2005.

 Y   All principal amounts are in U.S. dollars unless otherwise indicated.

     MXN -- Mexican Peso
     BRL -- Brazilian Real

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  O At October 31, 2005, the cost of securities for federal income tax purposes is $56,979 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $   439
      Unrealized depreciation.........................   (1,175)
                                                        -------
      Net unrealized depreciation.....................  $  (736)
                                                        =======

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $10,854, which represents 19.22% of total net assets.
  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at October 31, 2005.

  [ ]Security pledged as initial margin deposit for open futures contracts at October 31, 2005.

     FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                      UNREALIZED
                                                                     APPRECIATION
                             NUMBER OF                              (DEPRECIATION)
      DESCRIPTION            CONTRACTS   POSITION    EXPIRATION     AT 10/31/2005
      -----------            ---------   --------   -------------   --------------
      CBT 10 Year
       U.S. Treasury Note
       futures contracts        35        Short     December 2005        $68
                                                                         ===

     These contracts had a market value of $3,863 as of October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Mexican Peso                                      Buy              $243            $240           12/13/05              $(3)

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
AMOUNT Y                                                         VALUE U
---------                                                       ---------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.3%
            FINANCE -- 1.3%
$   1,186   American Express Credit Account Master Trust,
              4.47%, 02/15/2012 M.............................  $  1,189
    3,000   Countrywide Asset Backed Certificates,
              4.24%, 07/25/2035...............................     3,000
    1,900   Granite Mortgages plc,
              4.48%, 09/20/2044...............................     1,903
    1,828   Granite Mortgages plc,
              5.55%, 10/20/2041 K.............................     1,841
    3,000   Permanent Financing plc,
              4.65%, 06/10/2042 K.............................     3,031
    2,000   Wachovia Bank Commercial Mortgage Trust,
              4.43%, 10/15/2015 M.............................     2,002
                                                                --------
                                                                  12,966
                                                                --------
            Total asset and commercial mortgage backed
              securities
              (cost $12,941)..................................  $ 12,966
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 1.7%
            FINANCE -- 0.3%
    2,600   SLM Corp.,
              4.30%, 04/01/2009 K.............................  $  2,534
                                                                --------
            FOREIGN GOVERNMENTS -- 1.4%
EUR 4,250   Germany (Federal Republic of),
              2.25%, 12/15/2006...............................     5,080
GBP 5,350   UK Treasury,
              4.75%, 09/07/2015...............................     9,776
                                                                --------
                                                                  14,856
                                                                --------
            Total corporate bonds: investment grade
              (cost $17,584)..................................  $ 17,390
                                                                --------
U.S. GOVERNMENT SECURITIES -- 89.5%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
$   3,000   Tennessee Valley Authority,
              3.375%, 01/15/2007 J............................  $  3,814
                                                                --------
            U.S. TREASURY SECURITIES -- 89.1%
   24,395   0.875% 2010 J.....................................    24,305
   89,362   1.625% 2015 J.....................................    89,161
   57,535   1.875% 2013 J.....................................    61,190
   54,530   1.875% 2015 J.....................................    54,501
  117,936   2.00% 2014 J......................................   124,862
   64,490   2.375% 2025 J.....................................    69,921
   69,265   3.00% 2012 J......................................    80,900
   18,265   3.375% 2007 -- 2032 J.............................    25,464
   20,455   3.50% 2011 J......................................    25,003
  100,857   3.625% 2008 -- 2028 J.............................   137,859

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ---------
            U.S. TREASURY SECURITIES -- (CONTINUED)
$ 108,962   3.875% 2009 -- 2029 J.............................  $159,108
   32,695   4.25% 2010 J......................................    42,071
                                                                --------
                                                                 894,345
                                                                --------
            Total U.S. government securities
              (cost $902,113).................................  $898,159
                                                                --------
            Total long-term investments
              (cost $932,638).................................  $928,515
                                                                --------
SHORT-TERM INVESTMENTS -- 2.0%
            REPURCHASE AGREEMENTS -- 2.0%
$   6,606   BNP Paribas Repurchase Agreement,
              3.91%, 11/01/2005...............................  $  6,606
    6,606   RBS Greenwich Repurchase Agreement,
              3.92%, 11/01/2005...............................     6,606
    6,436   UBS Warburg Securities, Inc. Repurchase Agreement,
              3.92%, 11/01/2005...............................     6,436
                                                                --------
                                                                  19,648
                                                                --------
            U.S. TREASURY SECURITIES
       50   US Treasury Bill,
              3.43%, 12/15/2005...............................        50
                                                                --------
            Total short-term investments
              (cost $19,698)..................................  $ 19,698
                                                                --------
            Total investments in securities
              (cost $952,336) O...............................  $948,213
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.16% of total net assets at October 31, 2005.

 Y All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO
     GBP -- British Pound

  O At October 31, 2005, the cost of securities for federal income tax purposes is $954,904 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,060
      Unrealized depreciation.........................   (8,751)
                                                        -------
      Net unrealized depreciation.....................  $(6,691)
                                                        =======

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $3,191, which represents 0.32% of total net assets.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                            Buy             $2,591          $2,593          11/02/2005              $ (2)
British Pound                                  Sell             9,874            9,859          01/06/2006               (15)
                                                                                                                        ----
                                                                                                                        $(17)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.7%
            BRAZIL -- 1.0%
      61    Companhia Vale do Rio Doce ADR....................  $  2,525
                                                                --------
            CANADA -- 7.4%
      50    Cameco Corp. .....................................     2,390
      61    Canadian Pacific Railway Ltd. ....................     2,520
      30    Inco Ltd. ........................................     1,215
     116    Petro-Canada......................................     4,032
      61    Research In Motion Ltd. BH........................     3,745
      41    SNC-Lavalin Group, Inc. ..........................     2,615
      58    Talisman Energy, Inc. ............................     2,569
                                                                --------
                                                                  19,086
                                                                --------
            FINLAND -- 1.8%
     269    Nokia Oyj +.......................................     4,508
                                                                --------
            FRANCE -- 14.4%
     180    Altran Technologies S.A. +B.......................     2,104
      64    Cie Generale d'Optique Essilor International S.A.
              +H..............................................     5,256
     106    Dassault Systemes S.A. H+.........................     5,470
      60    LVMH Moet Hennessy Louis Vuitton S.A. +H..........     4,835
      12    Pinault-Printemps-Redoute S.A. +..................     1,306
      19    PSA Peugeot Citroen +.............................     1,168
     129    Publicis Groupe +H................................     4,254
      21    Unibail +H........................................     2,821
      92    Veolia Environnment S.A. +H.......................     3,821
     193    Vivendi Universal S.A. +H.........................     6,070
                                                                --------
                                                                  37,105
                                                                --------
            GERMANY -- 9.6%
      23    Adidas-Salomon AG +H..............................     3,874
      37    Allianz AG +......................................     5,283
     126    Bayerische Hypo Und Vereinsbank AG B..............     3,520
      67    Merck KGaA +......................................     5,553
      33    Muenchener Rueckversicherungs-Gesellschaft AG +...     3,846
      37    Siemens AG +......................................     2,744
                                                                --------
                                                                  24,820
                                                                --------
            HONG KONG -- 0.5%
     127    Hutchison Whampoa Ltd. +..........................     1,208
                                                                --------
            IRELAND -- 0.8%
      42    Ryanair Holdings plc ADR BH.......................     2,072
                                                                --------
            ISRAEL -- 1.5%
      98    Teva Pharmaceutical Industries Ltd. ADR...........     3,732
                                                                --------
            ITALY -- 1.4%
     131    Ente Nazionale Idrocarburi S.p.A. +H..............     3,494
                                                                --------
            JAPAN -- 20.2%
      96    Eisai Co., Ltd. +H................................     3,756
      51    Fanuc Ltd. +......................................     4,051
      @@    Japan Tobacco, Inc. +.............................     4,632
     112    JSR Corp. +.......................................     2,647
      15    Keyence Corp. +...................................     3,336
     193    Komatsu Ltd. +....................................     2,572
     104    Koyo Seiko Co., Ltd. +H...........................     1,671
     204    Matsushita Electric Industrial Co., Ltd. +H.......     3,738
      @@    Mitsubishi UFJ Financial Group, Inc. +............     3,808

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            JAPAN -- (CONTINUED)
     288    Nippon Electric Glass Co., Ltd. +H................  $  5,513
       1    NTT DoCoMo, Inc. +................................     1,283
     103    Seven & I Holdings Co., Ltd. .....................     3,358
      42    Shionogi & Co., Ltd. +............................       511
      64    Shizuoka Bank Ltd. +..............................       672
      38    Softbank Corp. +H.................................     2,154
     116    Toyota Motor Corp. +..............................     5,360
     189    Yamato Holdings Co., Ltd. +.......................     3,113
                                                                --------
                                                                  52,175
                                                                --------
            LUXEMBOURG -- 2.3%
     239    Citigroup Global Certificate -- Bharti
              Televentures BM.................................     1,708
     266    SES Global S.A. +.................................     4,208
                                                                --------
                                                                   5,916
                                                                --------
            MEXICO -- 2.0%
      72    Grupo Televisa S.A. ADR...........................     5,241
                                                                --------
            NETHERLANDS -- 3.6%
      53    European Aeronautic Defence and Space Co. N.V.
              +H..............................................     1,851
     153    Koninklijke (Royal) Philips Electronics N.V. +....     4,009
      58    Royal Numico N.V. +B..............................     2,339
      30    TomTom N.V. +B....................................     1,144
                                                                --------
                                                                   9,343
                                                                --------
            SOUTH AFRICA -- 0.9%
      74    Sasol Ltd. +......................................     2,347
                                                                --------
            SOUTH KOREA -- 0.9%
      34    Hana Bank +.......................................     1,233
       2    Samsung Electronics Co., Ltd. +...................     1,198
                                                                --------
                                                                   2,431
                                                                --------
            SPAIN -- 1.6%
     234    Banco Bilbao Vizcaya Argentaria S.A. +H...........     4,118
                                                                --------
            SWEDEN -- 2.4%
      68    Atlas Copco AB +..................................     1,243
   1,513    Telefonaktiebolaget LM Ericsson +.................     4,958
                                                                --------
                                                                   6,201
                                                                --------
            SWITZERLAND -- 10.7%
     140    Credit Suisse Group +.............................     6,194
      10    Kuehne & Nagel International AG +.................     2,435
      23    Nestle S.A. +.....................................     6,868
      37    Roche Holding AG +................................     5,488
      59    Swatch Group AG +.................................     1,687
      59    UBS AG H+.........................................     5,021
                                                                --------
                                                                  27,693
                                                                --------
            UNITED KINGDOM -- 13.7%
      87    Anglo American plc +..............................     2,569
      85    AstraZeneca plc +.................................     3,803
   1,225    Carphone Warehouse Group plc +....................     4,255
   1,444    EMI Group plc +...................................     5,475
     203    Reckitt Benckiser plc +...........................     6,135
      60    Rio Tinto plc +...................................     2,276
     316    Standard Chartered plc +..........................     6,643

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
     885    Vodafone Group plc +..............................  $  2,324
      84    Xstrata plc H+....................................     1,913
                                                                --------
                                                                  35,393
                                                                --------
            Total common stock
              (cost $235,900).................................  $249,408
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 20.3%
            REPURCHASE AGREEMENTS -- 3.1%
 $   273    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    273
   3,019    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     3,019
   1,933    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     1,933
   2,860    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................     2,860
                                                                --------
                                                                   8,085
                                                                --------
                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 17.2%
  44,373    Navigator Prime Portfolio.........................  $ 44,373
                                                                --------
            Total short-term investments
              (cost $52,458)..................................  $ 52,458
                                                                --------
            Total investments in securities
              (cost $288,358) O...............................  $301,866
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.7% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $208,166, which represents 80.73% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $289,666 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $16,973
      Unrealized depreciation.........................   (4,773)
                                                        -------
      Net unrealized appreciation.....................  $12,200
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  B  Currently non-income producing.

  H  Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $1,708, which represents 0.66% of total net assets.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            10.2%
-------------------------------------------------------------------
Capital Goods                                               2.7
-------------------------------------------------------------------
Consumer Cyclical                                           8.0
-------------------------------------------------------------------
Consumer Staples                                            9.6
-------------------------------------------------------------------
Energy                                                      4.8
-------------------------------------------------------------------
Finance                                                    16.7
-------------------------------------------------------------------
Health Care                                                 8.9
-------------------------------------------------------------------
Services                                                   10.6
-------------------------------------------------------------------
Short-Term Investments                                     20.3
-------------------------------------------------------------------
Technology                                                 21.3
-------------------------------------------------------------------
Transportation                                              3.9
-------------------------------------------------------------------
Other Assets & Liabilities                                -17.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Canadian Dollar                                Sell             $ 897           $  903          11/01/2005              $ 6
Euro                                           Sell               783              793          11/01/2005               10
Euro                                            Buy               961              967          11/02/2005               (6)
Euro                                            Buy               220              220          11/03/2005               @@
British Pound                                   Buy             1,076            1,085          11/01/2005               (9)
British Pound                                   Buy               137              137          11/02/2005               @@
Hong Kong Dollars                              Sell                96               96          11/01/2005               @@
Hong Kong Dollars                              Sell               109              109          11/02/2005               @@
Japanese Yen                                    Buy                90               91          11/01/2005               (1)
                                                                                                                        ---
                                                                                                                        $@@
                                                                                                                        ===

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 91.8%
            AUSTRALIA -- 2.0%
      84    Publishing & Broadcasting Ltd. +H.................  $  1,017
     233    Santos Ltd. + ....................................     1,912
                                                                --------
                                                                   2,929
                                                                --------
            AUSTRIA -- 0.8%
      30    Wienerberger AG +H................................     1,178
                                                                --------
            BRAZIL -- 1.3%
      48    Companhia Vale do Rio Doce ADR....................     1,996
                                                                --------
            CANADA -- 5.6%
      46    Alcan, Inc. H.....................................     1,455
      27    Cameco Corp. .....................................     1,291
      60    Canadian Pacific Railway Ltd. ....................     2,483
      35    Petro-Canada......................................     1,202
      43    Talisman Energy, Inc. ............................     1,900
                                                                --------
                                                                   8,331
                                                                --------
            DENMARK -- 1.0%
      28    Carlsberg A/S Class B +H..........................     1,510
                                                                --------
            FRANCE -- 11.6%
      22    Cie Generale d'Optique Essilor International S.A.
              +H..............................................     1,826
      17    CNP Assurances +H.................................     1,159
      56    Credit Agricole S.A. +H...........................     1,649
      32    France Telecom S.A. + ............................       831
      25    LVMH Moet Hennessy Louis Vuitton S.A. +H..........     2,015
      35    PSA Peugeot Citroen +H............................     2,107
      33    Sanofi-Aventis S.A. +H............................     2,622
      12    Total S.A. +H.....................................     2,895
       8    Unibail +H........................................     1,015
      36    Vivendi Universal S.A. +H.........................     1,146
                                                                --------
                                                                  17,265
                                                                --------
            GERMANY -- 3.3%
      82    Bayerische Hypo Und Vereinsbank AG B..............     2,283
      28    E.On AG +.........................................     2,563
                                                                --------
                                                                   4,846
                                                                --------
            GREECE -- 0.6%
      25    Opap S.A. + ......................................       730
       5    Opap S.A. +M......................................       137
                                                                --------
                                                                     867
                                                                --------
            HONG KONG -- 1.7%
     197    Esprit Holdings Ltd. + ...........................     1,396
     121    Sun Hung Kai Properties Ltd. + ...................     1,148
                                                                --------
                                                                   2,544
                                                                --------
            HUNGARY -- 0.2%
       3    Mol Magyr Olaj-Es Gazipari +......................       276
                                                                --------
            INDIA -- 0.7%
      19    Infosys Technologies Ltd. + ......................     1,049
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            IRELAND -- 0.9%
      72    Ryanair Holdings plc +B...........................  $    607
      16    Ryanair Holdings plc ADR BH.......................       803
                                                                --------
                                                                   1,410
                                                                --------
            ITALY -- 1.5%
     276    Banca Intesa S.p.A. +H............................     1,290
     103    Geox S.p.A. + ....................................       983
                                                                --------
                                                                   2,273
                                                                --------
            JAPAN -- 19.5%
      31    Astellas Pharma, Inc. + ..........................     1,096
      46    Canon, Inc. + ....................................     2,451
      42    Daiichi Sankyo Co., Ltd. .........................       767
      @@    East Japan Railway Co. + .........................     2,246
      41    Eisai Co., Ltd. +H................................     1,598
      31    Electric Power Development Co., Ltd. + ...........     1,009
       7    Electric Power Development Co., Ltd. +M...........       225
      30    Japan Petroleum Exploration Co., Ltd. + ..........     1,459
      @@    Japan Tobacco, Inc. + ............................     1,944
       6    Keyence Corp. +H..................................     1,450
      @@    Mitsubishi UFJ Financial Group, Inc. + ...........     3,142
       1    Nippon Telegraph & Telephone Corp. + .............     2,720
      17    Promise Co., Ltd. + ..............................     1,071
      44    Seven & I Holdings Co., Ltd. .....................     1,430
      72    Shionogi & Co., Ltd. +H...........................       875
      21    Takeda Pharmaceutical Co., Ltd. + ................     1,124
      26    Takefuji Corp. + .................................     1,828
      26    Terumo Corp. +H...................................       792
      38    Toyota Motor Corp. + .............................     1,780
                                                                --------
                                                                  29,007
                                                                --------
            MEXICO -- 0.8%
      17    Fomento Economico Mexicano S.A. de C.V. ADR.......     1,163
                                                                --------
            NETHERLANDS -- 3.7%
      91    Koninklijke (Royal) Philips Electronics N.V. + ...     2,368
     219    Koninklijke Ahold N.V. B+.........................     1,531
      51    Royal Dutch Shell plc Class A H...................     1,564
                                                                --------
                                                                   5,463
                                                                --------
            RUSSIA -- 1.9%
      17    Mining and Metallurgical Co. Norilsk Nickel ADR...     1,261
      44    Mobile Telesystems OJSC ADR.......................     1,631
                                                                --------
                                                                   2,892
                                                                --------
            SOUTH KOREA -- 1.7%
       2    Samsung Electronics Co., Ltd. + ..................       951
      31    SK Corp. + .......................................     1,595
                                                                --------
                                                                   2,546
                                                                --------
            SPAIN -- 2.1%
     181    Banco Bilbao Vizcaya Argentaria S.A. + ...........     3,196
                                                                --------
            SWEDEN -- 0.9%
     384    Telefonaktiebolaget LM Ericsson +H................     1,258
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- 10.4%
      44    Credit Suisse Group +.............................  $  1,944
      21    Nestle S.A. + ....................................     6,308
      17    Roche Holding AG +................................     2,503
      39    UBS AG +H.........................................     3,302
       8    Zurich Financial Services AG +....................     1,435
                                                                --------
                                                                  15,492
                                                                --------
            TAIWAN -- 3.5%
     167    AU Optronics Corp. ADR............................     2,124
   1,102    Chi Mei Optoelectronics Corp. + ..................     1,116
     113    Chunghwa Telecom Co., Ltd. ADR....................     1,964
                                                                --------
                                                                   5,204
                                                                --------
            UNITED KINGDOM -- 14.7%
      67    AstraZeneca plc + ................................     3,010
     165    Aviva plc + ......................................     1,944
     112    BHP Billiton plc + ...............................     1,651
     292    EMI Group plc + ..................................     1,108
      55    Imperial Tobacco Group plc + .....................     1,574
      92    Reckitt Benckiser plc + ..........................     2,768
      45    Rio Tinto plc + ..................................     1,719
      53    Royal Bank of Scotland Group plc + ...............     1,476
     140    Smiths Group plc + ...............................     2,269
   1,043    Vodafone Group plc + .............................     2,739
     158    WPP Group plc.....................................     1,553
                                                                --------
                                                                  21,811
                                                                --------
            UNITED STATES -- 1.4%
      23    Schlumberger Ltd. ................................     2,097
                                                                --------
            Total common stock
              (cost $125,368).................................  $136,603
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 24.3%
            REPURCHASE AGREEMENTS -- 6.0%
 $   298    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    298
   3,298    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     3,298
   2,112    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     2,112
   3,125    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................     3,125
                                                                --------
                                                                   8,833
                                                                --------

                                                                MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 18.3%
  27,205    Navigator Prime Portfolio.........................  $ 27,205
                                                                --------
PRINCIPAL
 AMOUNT
---------
 $   175    U.S. Treasury Bonds,
              5.25% -- 9.125%, 11/15/2016.....................  $    175
                                                                --------
            Total short-term investments
              (cost $36,213)..................................  $ 36,213
                                                                --------
            Total investments in securities
              (cost $161,581) O...............................  $172,816
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 90.37% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $107,636, which represents 72.32% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $161,693 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $14,066
      Unrealized depreciation.........................   (2,943)
                                                        -------
      Net unrealized appreciation.....................  $11,123
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $362, which represents 0.24% of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                   Buy             $ 654           $  654          11/03/2005              $@@
Euro                                            Buy               258              260          11/02/2005               (2)
Euro                                           Sell             1,772            1,773          11/02/2005                1
Euro                                           Sell               274              274          11/03/2005               @@
Hong Kong Dollars                              Sell                61               61          11/01/2005               @@
Hong Kong Dollars                              Sell                68               68          11/02/2005               @@
Japanese Yen                                   Sell               493              497          11/02/2005                4
Japanese Yen                                   Sell               293              293          11/04/2005               @@
Swiss Francs                                    Buy               137              137          11/03/2005               @@
                                                                                                                        ---
                                                                                                                        $ 3
                                                                                                                        ===

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                     PERCENTAGE OF
INDUSTRY                                              NET ASSETS
------------------------------------------------------------------
Basic Materials                                            7.5%
------------------------------------------------------------------
Capital Goods                                              1.7
------------------------------------------------------------------
Consumer Cyclical                                          7.0
------------------------------------------------------------------
Consumer Staples                                          11.7
------------------------------------------------------------------
Energy                                                     8.7
------------------------------------------------------------------
Finance                                                   18.8
------------------------------------------------------------------
Health Care                                                9.7
------------------------------------------------------------------
Services                                                   3.8
------------------------------------------------------------------
Technology                                                16.7
------------------------------------------------------------------
Transportation                                             4.1
------------------------------------------------------------------
Utilities                                                  2.1
------------------------------------------------------------------
Short-Term Investments                                    24.3
------------------------------------------------------------------
Other Assets & Liabilities                               -16.1
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.0%
            AUSTRALIA -- 4.9%
     698    Adsteam Marine Ltd. + ............................  $    884
     240    AWB Ltd. +H.......................................       969
     234    Harvey Norman Holdings Ltd. +H....................       500
      78    Leighton Holdings Ltd. +H.........................       887
     344    Mirvac Group + ...................................       984
     181    Multiplex Group + ................................       449
     485    PaperlinX Ltd. +H.................................     1,120
                                                                --------
                                                                   5,793
                                                                --------
            BRAZIL -- 1.0%
      80    Brasil Telecom S.A. ADR...........................     1,132
                                                                --------
            CHINA -- 1.7%
   1,551    Beijing Capital International Airport Co., Ltd.
              + ..............................................       628
   2,509    China Oilfield Services Ltd. +H...................       927
     820    Yanzhou Coal Mining Co., Ltd. +H..................       526
                                                                --------
                                                                   2,081
                                                                --------
            DENMARK -- 1.8%
      17    Carlsberg A/S Class B +H..........................       921
      21    Trygvesta A.S. BM.................................       881
      16    Vestas Wind Systems A/S +BH.......................       337
                                                                --------
                                                                   2,139
                                                                --------
            FINLAND -- 0.9%
     228    M-real Oyj + .....................................     1,084
                                                                --------
            FRANCE -- 8.1%
      24    Alstom RGPT B.....................................     1,148
       4    Bacou-Dalloz + ...................................       359
      27    bioMerieux S.A. + ................................     1,337
      10    Cegedim S.A. + ...................................       852
      36    Dassault Systemes S.A. +H.........................     1,862
      61    M6-Metropole Television +H........................     1,561
     572    Rhodia S.A. +H....................................     1,166
      37    Sodexho Alliance S.A. +H..........................     1,437
                                                                --------
                                                                   9,722
                                                                --------
            GERMANY -- 5.9%
      15    Altana AG +B......................................       829
      41    ELMOS Semiconductor AG +H.........................       473
     123    GEA Group AG +H...................................     1,399
      43    KarstadtQuelle AG +H..............................       506
      69    Kontron AG +BH....................................       501
      35    MLP AG +H.........................................       684
      23    MTU Aero Engines Holdings AG +BM..................       543
      39    MTU Aero Engines Holdings AG +B...................     1,256
      61    SGL Carbon AG +B..................................       898
                                                                --------
                                                                   7,089
                                                                --------
            GREECE -- 1.0%
     310    Aktor S.A. Technical Co. + .......................     1,145
                                                                --------
            HONG KONG -- 0.0%
   2,016    Far East Pharmaceutical Technology Co., Ltd.
              +BH.............................................        @@
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            INDIA -- 0.7%
      46    Dr. Reddy's Laboratories Ltd. ADR.................  $    856
                                                                --------
            ITALY -- 4.3%
     600    AEM S.p.A. +H.....................................     1,138
     126    Brembo S.p.A. +H..................................       872
      30    Caltagirone Editore S.p.A. +H.....................       256
      51    Permasteelisa S.p.A. + ...........................       775
     607    Sorin S.p.A. +BH..................................     1,445
      11    Tod's S.p.A. + ...................................       651
                                                                --------
                                                                   5,137
                                                                --------
            JAPAN -- 28.0%
     161    77 Bank Ltd. + ...................................     1,286
      42    Coca-Cola West Japan Co., Ltd. +H.................       944
      36    Disco Corp. + ....................................     1,510
      23    Enplas Corp. +H...................................       547
      43    FamilyMart Co., Ltd. + ...........................     1,270
     231    Fuji Fire & Marine Insurance Co., Ltd. + .........       916
       9    Futaba Corp. + ...................................       216
     187    Gunma Bank Ltd. + ................................     1,329
      14    Hakuhodo DY Holdings, Inc. +H.....................       948
      25    Hamamatsu Photonics KK +H.........................       580
      22    Hogy Medical Co., Ltd. +H.........................     1,223
      45    Japan Petroleum Exploration Co., Ltd. +H..........     2,235
       2    Jupiter Telecommunications Co., Ltd. +B...........     1,282
      68    Kobayashi Pharmaceutical Co., Ltd. + .............     2,095
      30    Milbon Co., Ltd. +H...............................     1,135
     147    Minebea Co., Ltd. +H..............................       576
     222    Mochida Pharmaceutical Co., Ltd. + ...............     1,553
     168    Morinaga & Co., Ltd. + ...........................       463
      29    OBIC Business Consultants Ltd. + .................     1,660
       8    OBIC Co., Ltd. + .................................     1,337
       9    Ryohin Keikaku Co., Ltd. + .......................       613
      63    Shionogi & Co., Ltd. +H...........................       769
     429    Sumitomo Osaka Cement Co., Ltd. + ................     1,211
      37    Taiyo Ink Manufacturing Co., Ltd. + ..............     1,553
      22    Tokyo Ohka Kogyo Co., Ltd. + .....................       524
     102    Toppan Forms Co., Ltd. + .........................     1,256
      15    Uni-Charm Corp. +B................................       655
      67    Union Tool Co. +H.................................     2,443
     109    Uny Co., Ltd. +H..................................     1,361
                                                                --------
                                                                  33,490
                                                                --------
            LIECHTENSTEIN -- 0.6%
       5    Verwalt & Privat-Bank AG + .......................       734
                                                                --------
            MALAYSIA -- 1.9%
     479    Resorts World Berhad + ...........................     1,332
     655    YTL Corp. Berhad + ...............................       945
                                                                --------
                                                                   2,277
                                                                --------
            NETHERLANDS -- 4.0%
     403    Hagemeyer N.V. +BH................................     1,093
      94    Qiagen N.V. +BH...................................     1,116
      33    Unit 4 Agresso N.V. +B............................       528
     113    Wolters Kluwer N.V. + ............................     2,088
                                                                --------
                                                                   4,825
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SOUTH AFRICA -- 1.3%
      64    Harmony Gold Mining Co., Ltd. +B..................  $    670
       8    Impala Platinum Holdings Ltd. + ..................       840
                                                                --------
                                                                   1,510
                                                                --------
            SOUTH KOREA -- 0.7%
      39    KT Freetel Co., Ltd. + ...........................       839
                                                                --------
            SWEDEN -- 2.1%
      67    Munters AB + .....................................     1,622
     191    Teleca AB Class B +B..............................       848
                                                                --------
                                                                   2,470
                                                                --------
            SWITZERLAND -- 3.7%
      15    Bachem Holding AG Class B + ......................       864
      24    Baloise Holding AG + .............................     1,219
      22    Ciba Specialty Chemicals AG + ....................     1,240
      12    Ems-Chemie Holding AG + ..........................     1,086
                                                                --------
                                                                   4,409
                                                                --------
            THAILAND -- 1.6%
   3,855    Krung Thai Bank plc...............................       945
   9,276    TMB Bank plc +B...................................       940
                                                                --------
                                                                   1,885
                                                                --------
            UNITED KINGDOM -- 21.8%
     110    Amvescap plc + ...................................       693
     198    Benfield Group plc + .............................     1,122
      88    Cambridge Antibody Technology Group plc +B........     1,049
     317    Cattles plc + ....................................     1,536
     892    Dimension Data Holdings plc +B....................       549
     115    EMAP plc + .......................................     1,672
     250    EMI Group plc + ..................................       950
     281    FirstGroup plc + .................................     1,629
     504    FKI plc + ........................................       910
     325    GCAP Media plc + .................................     1,959
     187    Hiscox plc + .....................................       679
     239    Jardine Lloyd Thompson Group plc + ...............     2,016
      43    Lonmin plc + .....................................       993
      88    Luminar plc + ....................................       757
     142    Misys plc + ......................................       515
     463    Northern Foods plc + .............................     1,234
     316    Rentokil Initial plc + ...........................       860
     210    RHM plc B.........................................       963
   1,033    Royal & Sun Alliance Insurance Group plc + .......     1,758
     240    SSL International plc + ..........................     1,118
      93    SurfControl plc +B................................       702
      37    Ultra Electronics Holdings plc + .................       578
      16    Willis Group Holdings Ltd. .......................       583
     278    Yule Catto & Co. plc +............................     1,232
                                                                --------
                                                                  26,057
                                                                --------
            Total common stock
              (cost $112,202).................................  $114,674
                                                                --------
PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 SHORT-TERM INVESTMENTS -- 22.3%
            REPURCHASE AGREEMENTS -- 2.0%
 $    80    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $     80
     885    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       885
     567    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       567
     838    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................       838
                                                                --------
                                                                   2,370
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 20.3%
  24,212    Navigator Prime Portfolio.........................    24,212
                                                                --------
            Total short-term investments
              (cost $26,582)..................................  $ 26,582
                                                                --------
            Total investments in securities
              (cost $138,784) O...............................  $141,256
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.01% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $108,166, which represents 90.56% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $138,939 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 7,359
      Unrealized depreciation.........................   (5,042)
                                                        -------
      Net unrealized appreciation.....................  $ 2,317
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $1,424, which represents 1.19% of total net assets.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Australian Dollar                             Sell             $ 4,405         $ 4,365          11/30/2005             $  (40)
Australian Dollar                             Sell               2,193           2,232          03/28/2006                 39
British Pound                                  Buy               3,116           3,120          11/30/2005                 (4)
British Pound                                  Buy               7,829           7,724          11/30/2005                105
British Pound                                  Buy               1,044           1,045          03/31/2006                 (1)
British Pound                                  Buy               3,781           3,775          06/12/2006                  6
British Pound                                 Sell              10,944          11,711          11/30/2005                767
British Pound                                 Sell               1,044           1,098          03/31/2006                 54
British Pound                                 Sell               3,781           3,892          06/12/2006                111
Euro                                           Buy               2,716           2,711          11/30/2005                  5
Euro                                           Buy               9,107           9,245          11/30/2005               (138)
Euro                                          Sell              11,823          13,181          11/30/2005              1,358
Japanese Yen                                   Buy                  72              73          11/01/2005                 (1)
Japanese Yen                                   Buy                 200             201          11/02/2005                 (1)
Japanese Yen                                   Buy                 105             105          11/04/2005                 @@
New Zealand Dollar                            Sell               4,096           4,146          10/31/2006                 50
South African Rand                            Sell                 988           1,067          03/17/2006                 79
                                                                                                                       ------
                                                                                                                       $2,389
                                                                                                                       ======

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

DIVERSIFICATION BY INDUSTRY
as of October 31, 2005

                                                     PERCENTAGE OF
INDUSTRY                                              NET ASSETS
------------------------------------------------------------------
Basic Materials                                           13.4%
------------------------------------------------------------------
Capital Goods                                              8.2
------------------------------------------------------------------
Consumer Cyclical                                         10.0
------------------------------------------------------------------
Consumer Staples                                           5.5
------------------------------------------------------------------
Energy                                                     2.7
------------------------------------------------------------------
Finance                                                   16.9
------------------------------------------------------------------
Health Care                                               11.8
------------------------------------------------------------------
Services                                                  14.5
------------------------------------------------------------------
Technology                                                 9.4
------------------------------------------------------------------
Transportation                                             2.6
------------------------------------------------------------------
Utilities                                                  1.0
------------------------------------------------------------------
Short-Term Investments                                    22.3
------------------------------------------------------------------
Other Assets & Liabilities                               -18.3
------------------------------------------------------------------
TOTAL                                                    100.0%
------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 96.9%
            BASIC MATERIALS -- 3.8%
     250    Alliant Techsystems, Inc. BH......................  $   17,555
     781    Cameco Corp. .....................................      37,322
     617    Precision Castparts Corp. ........................      29,197
     513    Rohm & Haas Co. ..................................      22,351
                                                                ----------
                                                                   106,425
                                                                ----------
            CONSUMER CYCLICAL -- 17.5%
     457    Abercrombie & Fitch Co. Class A...................      23,749
     450    Aeropostale, Inc. BH..............................       8,793
     578    Barnes & Noble, Inc. .............................      20,908
     419    BorgWarner, Inc. .................................      24,321
     374    CDW Corp. ........................................      21,081
     179    Centex Corp. .....................................      11,532
     735    Chico's FAS, Inc. B...............................      29,042
     644    Coach, Inc. B.....................................      20,737
     886    D.R. Horton, Inc. ................................      27,183
     538    Fastenal Co. .....................................      37,709
   1,725    Geox S.p.A. +.....................................      16,435
     243    Gildan Activewear, Inc. BH........................       8,477
     225    Lennar Corp. Class A..............................      12,506
     809    Michaels Stores, Inc. ............................      26,762
     373    Mohawk Industries, Inc. BH........................      29,136
     791    Office Depot, Inc. B..............................      21,765
     710    Oshkosh Truck Corp. ..............................      30,923
     424    PACCAR, Inc. .....................................      29,695
     744    Pacific Sunwear of California, Inc. BH............      18,602
   2,632    Rinker Group Ltd. +...............................      29,856
     417    Scotts Miracle-Gro Co. Class A H..................      36,634
                                                                ----------
                                                                   485,846
                                                                ----------
            ENERGY -- 8.3%
   1,326    Chesapeake Energy Corp. ..........................      42,561
     345    CNX Gas Corp. +BV.................................       6,447
     644    EOG Resources, Inc. ..............................      43,642
     789    GlobalSantaFe Corp. ..............................      35,137
     467    Nabors Industries Ltd. BH.........................      32,039
     537    Noble Corp. H.....................................      34,598
      76    Southwestern Energy Co. B.........................       5,499
     422    Sunoco, Inc. .....................................      31,423
                                                                ----------
                                                                   231,346
                                                                ----------
            FINANCE -- 17.8%
     321    AMBAC Financial Group, Inc. ......................      22,720
     804    Ameritrade Holding Corp. BH.......................      16,902
     627    Assurant, Inc. ...................................      23,944
     296    Blackrock, Inc. Class A...........................      28,070
     236    Brown & Brown, Inc. ..............................      12,833
     482    City National Corp. ..............................      35,369
   1,020    E*Trade Financial Corp. B.........................      18,923
     957    Eaton Vance Corp. ................................      23,825
     880    Equifax, Inc. ....................................      30,344
     206    Everest Re Group Ltd. ............................      20,487
     529    General Growth Properties, Inc. ..................      22,468
     310    Golden West Financial Corp. ......................      18,177
   1,992    Host Marriott Corp. ..............................      33,449
     395    Legg Mason, Inc. .................................      42,373

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     381    PacifiCare Health Systems, Inc. B.................  $   31,338
     644    State Street Corp. ...............................      35,563
     357    UnionBanCal Corp. ................................      24,414
     488    Webster Financial Corp. ..........................      22,526
      50    White Mountains Insurance Group Ltd. .............      30,486
                                                                ----------
                                                                   494,211
                                                                ----------
            HEALTH CARE -- 11.5%
     337    Amylin Pharmaceuticals, Inc. BH...................      11,337
   1,250    Applera Corp. -- Applied Biosystems Group.........      30,347
     600    Biomet, Inc. .....................................      20,898
     353    Cephalon, Inc. BH.................................      16,081
      38    Cooper Cos., Inc. ................................       2,623
     754    Coventry Health Care, Inc. BH.....................      40,687
     341    Edwards Lifesciences Corp. BH.....................      14,098
     397    Eisai Co., Ltd. +.................................      15,556
     590    Health Net, Inc. BH...............................      27,612
     382    ICOS Corp. BH.....................................      10,312
     761    IVAX Corp. BH.....................................      21,721
     849    Manor Care, Inc. .................................      31,614
     348    McKesson Corp. ...................................      15,817
   2,467    Millennium Pharmaceuticals, Inc. BH...............      22,500
     674    Mylan Laboratories, Inc. .........................      12,938
     549    Quest Diagnostics, Inc. ..........................      25,624
                                                                ----------
                                                                   319,765
                                                                ----------
            SERVICES -- 16.2%
     725    Alliance Data Systems Corp. BH....................      25,788
   1,998    BISYS Group, Inc. BH..............................      25,339
     957    C.H. Robinson Worldwide, Inc. ....................      33,737
     379    Cablevision Systems Corp. B.......................       9,402
     560    CheckFree Corp. B.................................      23,804
     481    Cognizant Technology Solutions Corp. BH...........      21,168
     955    Education Management Corp. BH.....................      29,437
     519    Fiserv, Inc. BH...................................      22,648
     479    Harrah's Entertainment, Inc. .....................      28,976
     608    Lamar Advertising Co. BH..........................      27,129
     957    Monster Worldwide, Inc. BH........................      31,386
   1,181    Pixar Animation Studios BH........................      59,902
     962    Robert Half International, Inc. ..................      35,464
     678    Scripps (E.W.) Co. Class A........................      31,047
     401    Starwood Hotels & Resorts Worldwide, Inc. ........      23,442
     867    Univision Communications, Inc. Class A BH.........      22,655
                                                                ----------
                                                                   451,324
                                                                ----------
            TECHNOLOGY -- 17.4%
   1,041    Amdocs Ltd. BH....................................      27,561
   1,656    American Tower Corp. Class A BH...................      39,494
     435    Certegy, Inc. ....................................      16,295
   2,571    Citizens Communications Co. ......................      31,474
     759    Cognos, Inc. BH...................................      28,467
     750    DaVita, Inc. BH...................................      36,890
     975    EchoStar Communications Corp. Class A.............      26,185
     326    Electronic Arts, Inc. B...........................      18,566
     516    Intuit, Inc. BH...................................      23,704
   1,891    Jabil Circuit, Inc. B.............................      56,446
     289    Linear Technology Corp. ..........................       9,604

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     782    Network Appliance, Inc. BH........................  $   21,401
     758    NVIDIA Corp. BH...................................      25,444
   1,278    Red Hat, Inc. BH..................................      29,675
     503    Rockwell Collins, Inc. ...........................      23,061
     284    Roper Industries, Inc. ...........................      10,695
     655    SanDisk Corp. BH..................................      38,585
     466    Zebra Technologies Corp. Class A BH...............      20,081
                                                                ----------
                                                                   483,628
                                                                ----------
            TRANSPORTATION -- 0.8%
     368    Expeditors International of Washington, Inc. .....      22,345
                                                                ----------
            UTILITIES 3.6%
     803    Cinergy Corp. ....................................      32,048
     679    Energy East Corp. ................................      16,199
   2,803    Santos Ltd. +.....................................      22,998
     734    Wisconsin Energy Corp. ...........................      27,759
                                                                ----------
                                                                    99,004
                                                                ----------
            Total common stock
              (cost $2,243,410)...............................  $2,693,894
                                                                ----------
PREFERRED STOCKS -- 0.5%
            UTILITIES -- 0.5%
     328    NRG Energy, Inc. BH...............................      14,124
                                                                ----------
            Total preferred stocks
              (cost $14,770)..................................  $   14,124
                                                                ----------
            Total long-term investments
              (cost $2,258,180)...............................  $2,708,018
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.8%
            REPURCHASE AGREEMENTS -- 2.8%
$  2,605    Bank of America Joint Repurchase Agreement, 3.92%,
              11/01/2005......................................  $    2,605
  28,853    Bank of America TriParty Joint Repurchase
              Agreement, 4.03%, 11/01/2005....................      28,853
  18,476    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement, 4.03%, 11/01/2005....................      18,476
  27,335    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................      27,335
                                                                ----------
                                                                    77,269
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 10.0%
 279,887    Navigator Prime Portfolio.........................  $  279,887
                                                                ----------
            Total short-term investments
              (cost $357,156).................................  $  357,156
                                                                ----------
            Total investments in securities
              (cost $2,615,336) O.............................  $3,065,174
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.72% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $91,292, which represents 3.28% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $2,618,127 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $500,667
      Unrealized depreciation........................   (53,620)
                                                       --------
      Net unrealized appreciation....................  $447,047
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR           SECURITY          COST BASIS
      --------   ----------           --------          ----------
      8/2005-
      9/2005        345       CNX Gas Corp. -- 144A       $5,543

     The aggregate value of these securities at October 31, 2005 was $6,447, which represents 0.23% of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 13.5%
    100     Albemarle Corp. ..................................  $  3,520
    103     Arch Coal, Inc. ..................................     7,907
     51     Carlisle Cos., Inc. ..............................     3,395
    119     Cytec Industries, Inc. ...........................     4,911
    144     Engelhard Corp. ..................................     3,920
    343     Grupo Imsa, S.A. de C.V. .........................       843
    245     Huntsman Corp. B..................................     4,869
    142     Inco Ltd. ........................................     5,699
    132     Michelin (C.G.D.E.) Class B +.....................     7,111
    404     Pactiv Corp. B....................................     7,961
    298     Sappi Ltd. ADR....................................     2,918
    341     Smurfit-Stone Container Corp. B...................     3,603
     79     Temple-Inland, Inc. ..............................     2,902
                                                                --------
                                                                  59,559
                                                                --------
            CAPITAL GOODS -- 5.3%
     16     ACCO Brands Corp. B...............................       377
    235     Goodrich Corp. ...................................     8,487
     35     Pall Corp. .......................................       913
    102     Parker-Hannifin Corp. ............................     6,362
    256     Teradyne, Inc. B..................................     3,464
     66     Terex Corp. B.....................................     3,633
                                                                --------
                                                                  23,236
                                                                --------
            CONSUMER CYCLICAL -- 14.0%
    192     American Axle & Manufacturing Holdings, Inc. H....     4,183
    317     Arris Group, Inc. B...............................     2,619
     78     BorgWarner, Inc. .................................     4,517
    186     CBRL Group, Inc. .................................     6,458
    390     Foot Locker, Inc. ................................     7,574
    169     Hughes Supply, Inc. ..............................     5,643
    158     Newell Rubbermaid, Inc. ..........................     3,628
    273     Office Depot, Inc. B..............................     7,513
    227     Rinker Group Ltd. +...............................     2,573
    224     Ruby Tuesday, Inc. H..............................     4,901
    104     TRW Automotive Holdings Corp. B...................     2,802
     17     TRW Automotive, Inc. B##..........................       452
    119     United Stationers, Inc. B.........................     5,385
     67     V.F. Corp. .......................................     3,502
                                                                --------
                                                                  61,750
                                                                --------
            CONSUMER STAPLES -- 3.6%
     99     Bunge Ltd. .......................................     5,152
     52     Ralcorp Holdings, Inc. B..........................     2,015
    167     Smithfield Foods, Inc. B..........................     4,934
    205     Tyson Foods, Inc. Class A.........................     3,642
                                                                --------
                                                                  15,743
                                                                --------
            ENERGY -- 3.1%
    130     Newfield Exploration Co. B........................     5,879
    134     Noble Energy, Inc. ...............................     5,375
    101     UGI Corp. ........................................     2,379
                                                                --------
                                                                  13,633
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- 21.1%
     65     Affiliated Managers Group, Inc. BH................  $  4,989
    153     AMBAC Financial Group, Inc. ......................    10,811
    403     Apollo Investment Corp. ..........................     7,521
    108     CB Richard Ellis Group, Inc. Class A B............     5,266
    238     CIT Group, Inc. ..................................    10,861
     38     City National Corp. ..............................     2,759
     61     Everest Re Group Ltd. ............................     6,096
     72     IndyMac Bancorp, Inc. ............................     2,677
    171     KKR Financial Corp. ..............................     3,814
     98     Platinum Underwriters Holdings Ltd. ..............     2,798
    122     Radian Group, Inc. ...............................     6,377
    175     Reinsurance Group of America......................     8,014
     85     RenaissanceRe Holdings Ltd. ADR...................     3,225
    104     UnionBanCal Corp. ................................     7,122
    258     UnumProvident Corp. H.............................     5,232
    123     Webster Financial Corp. ..........................     5,655
                                                                --------
                                                                  93,217
                                                                --------
            HEALTH CARE -- 7.5%
    172     Barr Pharmaceuticals, Inc. B......................     9,876
     81     Coventry Health Care, Inc. B......................     4,389
    397     Endo Pharmaceuticals Holdings, Inc. B.............    10,687
    380     Impax Laboratories, Inc. BH.......................     4,009
    189     Theravance, Inc. B................................     4,103
                                                                --------
                                                                  33,064
                                                                --------
            SERVICES -- 5.7%
    396     BearingPoint, Inc. B..............................     2,781
    294     Dex Media, Inc. ..................................     7,926
    195     Donnelley (R.R.) & Sons Co. ......................     6,815
     71     Liberty Global, Inc. Class C B....................     1,678
     49     R.H. Donnelley Corp. B............................     3,037
    272     Unisys Corp. B....................................     1,388
     42     URS Corp. B.......................................     1,682
                                                                --------
                                                                  25,307
                                                                --------
            TECHNOLOGY -- 18.4%
    165     Acuity Brands, Inc. ..............................     4,594
    325     Arrow Electronics, Inc. B.........................     9,603
     31     Bio-Rad Laboratories, Inc. Class A B..............     1,802
    515     Cinram International, Inc. .......................    10,435
    136     Citizens Communications Co. ......................     1,663
    641     Fairchild Semiconductor International, Inc. B.....     9,865
    237     Flextronics International Ltd. B..................     2,201
    147     Fossil, Inc. B....................................     2,297
    690     GrafTech International Ltd. B.....................     3,379
    228     Lam Research Corp. B..............................     7,696
     64     QLogic Corp. B....................................     1,927
    298     Seagate Technology................................     4,317
    200     Tektronix, Inc. ..................................     4,605
    169     Varian Semiconductor Equipment Associates, Inc.
              B...............................................     6,399
    449     Vishay Intertechnology, Inc. B....................     5,089
     69     Whirlpool Corp. ..................................     5,393
                                                                --------
                                                                  81,265
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 2.9%
     65     Continental Airlines, Inc. B......................  $    846
    177     Trinity Industries, Inc. .........................     6,746
    118     Yellow Roadway Corp. B............................     5,372
                                                                --------
                                                                  12,964
                                                                --------
            UTILITIES -- 4.2%
    353     PPL Corp. ........................................    11,057
     26     SBM Offshore N.V. +...............................     2,040
    139     Wisconsin Energy Corp. ...........................     5,269
                                                                --------
                                                                  18,366
                                                                --------
            Total common stock
              (cost $396,324).................................  $438,104
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.1%
            REPURCHASE AGREEMENTS -- 0.6%
 $   92     Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $     92
  1,018     Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     1,018
    652     J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       652
    965     UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................       965
                                                                --------
                                                                   2,727
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 2.5%
 10,823     BNY Institutional Cash Reserve Fund...............  $ 10,823
                                                                --------
            Total short-term investments
              (cost $13,550)..................................  $ 13,550
                                                                --------
            Total investments in securities
              (cost $409,874) O...............................  $451,654
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.17% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $11,724, which represents 2.66% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $410,186 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 68,513
      Unrealized depreciation........................   (27,045)
                                                       --------
      Net unrealized appreciation....................  $ 41,468
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  ## Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At October 31, 2005, the market value of these securities was $452, which represents 0.10% of total net assets.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                           Sell              $432            $438           11/01/2005               $6
                                                                                                                         ==

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            CONSUMER STAPLES -- 2.8%
 $7,000     Cargill, Inc. ....................................  3.92%   12/02/2005   $  6,976
                                                                                     --------
            FINANCE -- 95.3%
  3,500     Alliance & Leicester plc..........................  4.09%   01/09/2006      3,473
  3,500     Alliance & Leicester plc..........................  4.17%   02/06/2006      3,461
  3,500     American Express Credit Corp. ....................  3.71%   11/08/2005      3,497
  3,500     American Express Credit Corp. G...................  4.14%   05/16/2006      3,504
  3,500     American General Finance..........................  4.17%   01/25/2006      3,466
  7,000     American Honda Finance Corp. MG...................  3.96%   08/15/2006      7,011
  3,500     Amsterdam Funding Corp. ..........................  3.89%   11/22/2005      3,492
  3,500     Amsterdam Funding Corp. ..........................  3.93%   11/29/2005      3,489
  3,500     Bank of America Corp. ............................  3.78%   12/12/2005      3,484
  3,500     Bank of America Corp. ............................  3.96%   11/01/2005      3,500
  3,500     Bank One Corp. G..................................  3.90%   08/11/2006      3,506
  3,500     Bank One Corp. G..................................  4.04%   02/27/2006      3,503
  3,500     Barton Capital Corp. .............................  3.93%   12/01/2005      3,489
  3,500     Barton Capital Corp. .............................  4.10%   01/10/2006      3,472
  3,200     Bear Stearns Co., Inc. ...........................  4.13%   01/17/2006      3,172
  3,900     Bear Stearns Co., Inc. G..........................  4.14%   06/19/2006      3,907
  3,500     Britannia Building Society........................  3.75%   11/14/2005      3,495
  2,640     Britannia Building Society........................  3.93%   12/16/2005      2,627
  7,000     Cafco LLC.........................................  3.77%   11/03/2005      6,999
  1,300     Caterpillar Financial Services Corp. G............  4.13%   04/07/2006      1,300
  3,500     Citigroup Funding, Inc. ..........................  3.65%   11/01/2005      3,500
  3,500     Citigroup, Inc. G.................................  3.94%   05/19/2006      3,503
  8,092     Countrywide Financial Corp. ......................  4.08%   11/01/2005      8,092
  7,000     Federal Home Loan Mortgage Corp. G................  3.70%   11/07/2005      7,000
  3,500     General Electric Capital Corp. ...................  3.94%   12/06/2005      3,487
  7,000     Goldman Sachs Group, Inc. G.......................  3.80%   08/01/2006      7,004
  3,500     Greenwich Capital Holdings, Inc. G................  4.05%   02/01/2006      3,500
  3,500     HBOS Treasury Services plc........................  3.91%   12/01/2005      3,489
  3,500     HBOS Treasury Services plc........................  3.97%   12/14/2005      3,483
  3,200     Household Financial Corp. ........................  6.47%   01/24/2006      3,216
  3,500     HSBC Finance Corp. ...............................  4.11%   01/13/2006      3,471
  7,000     Lehman Brothers Holdings, Inc. G..................  4.11%   06/02/2006      7,004
  7,000     Merrill Lynch & Co. G.............................  4.22%   10/19/2006      7,006
  3,500     Morgan Stanley Dean Witter, Inc. .................  3.82%   11/28/2005      3,490
  3,500     Morgan Stanley Dean Witter, Inc. .................  3.90%   11/22/2005      3,492
  3,500     Nationwide Building Society M.....................  3.90%   12/07/2005      3,486

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            FINANCE -- (CONTINUED)
 $3,500     Nationwide Building Society M.....................  4.16%   01/20/2006   $  3,468
  2,700     Nordea North America..............................  3.85%   11/21/2005      2,694
  3,500     Nordea North America..............................  4.09%   01/12/2006      3,472
  6,500     Northern Rock plc.................................  3.66%   11/02/2005      6,499
  4,000     Old Line Funding LLC..............................  3.77%   11/21/2005      3,992
  3,000     Old Line Funding LLC..............................  3.78%   11/21/2005      2,994
  3,500     Preferred Receivable Funding Corp. ...............  3.81%   11/03/2005      3,499
  3,500     Sheffield Receivables.............................  3.83%   11/07/2005      3,498
  3,500     Sheffield Receivables.............................  3.96%   11/21/2005      3,492
  3,200     SLM Corp. G.......................................  4.37%   04/25/2006      3,203
  7,000     Spintab AB........................................  4.13%   01/20/2006      6,936
  3,500     Svenska Handelsbanken AB..........................  3.94%   12/07/2005      3,486
  3,500     Toyota Motor Credit Corp. ........................  3.78%   11/07/2005      3,498
  3,500     Toyota Motor Credit Corp. ........................  4.17%   01/25/2006      3,466
  4,000     Triple A-1 Funding................................  3.82%   11/04/2005      3,999
  2,729     Triple A-1 Funding................................  4.00%   11/22/2005      2,723
  3,500     Washington Mutual Bank FA G.......................  3.94%   07/26/2006      3,500
  3,500     Washington Mutual Bank FA.........................  4.00%   12/13/2005      3,500
  7,000     Wells Fargo & Co. G...............................  3.86%   03/03/2006      7,003
  3,500     Westpac Banking Corp. ............................  4.20%   01/31/2006      3,463
  3,500     Westpac Capital Corp. ............................  3.80%   12/12/2005      3,485
  7,000     Yorktown Capital..................................  3.97%   11/15/2005      6,989
                                                                                     --------
            Total finance.....................................                        236,929
                                                                                     --------
            TECHNOLOGY -- 1.4%
  3,500     Oracle Corp. M....................................  4.04%   11/30/2005      3,489
                                                                                     --------
            Total investments in securities
              (cost $247,394) O...............................                       $247,394
                                                                                     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O  Also represents cost for federal tax purposes.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $17,454, which represents 7.04% of total net assets.

G Variable rate securities; the yield reported is the rate in effect at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD RETIREMENT INCOME FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             MARKET
SHARES                                                       VALUE U
------                                                       -------
 AFFILIATED INVESTMENT COMPANIES -- 44.2%
EQUITY FUNDS -- 13.0%
  @@     Hartford Capital Appreciation Fund, Class Y B.....    $ 1
  @@     Hartford Disciplined Equity Fund, Class Y.........      3
  @@     Hartford Growth Fund, Class Y B...................     @@
  @@     Hartford International Capital Appreciation Fund,
           Class Y B.......................................      1
  @@     Hartford International Opportunities Fund, Class Y
           B...............................................      1
  @@     Hartford MidCap Value Fund, Class Y...............      1
  @@     Hartford Select Midcap Growth Fund, Class Y B.....      1
  @@     Hartford Value Fund, Class Y......................     @@
  @@     Hartford Value Opportunities Fund, Class Y B......      2
                                                               ---
         Total equity funds
           (cost $10)......................................    $10
                                                               ---
FIXED INCOME FUNDS -- 29.9%
  @@     Hartford Floating Rate Fund, Class Y..............    $ 3
  @@     Hartford High Yield Fund, Class Y.................      2
  @@     Hartford Inflation Plus Fund, Class Y.............      5
   1     Hartford Short Duration Fund, Class Y.............      6
   1     Hartford Total Return Bond Fund, Class Y..........      7
                                                               ---
         Total fixed income funds
           (cost $23)......................................    $23
                                                               ---
MONEY MARKET FUND -- 1.3%
   1     Hartford Money Market Fund, Class Y...............    $ 1
                                                               ---
         Total money market fund
           (cost $1).......................................    $ 1
                                                               ---
         Total investments in affiliated
           investment companies
           (cost $34) O....................................    $34
                                                               ===

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $35 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $ --
      Unrealized depreciation............................   (1)
                                                           ----
      Net unrealized depreciation........................  $(1)
                                                           ====

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 96.5%
            BASIC MATERIALS -- 3.6%
     2      Airgas, Inc. .....................................  $    60
     1      Alliant Techsystems, Inc. B.......................      105
     2      Alpha Natural Resources, Inc. B...................       50
     3      Cameco Corp. .....................................      163
     1      Harsco Corp. .....................................       71
     3      Jarden Corp. B....................................      107
     1      MSC Industrial Direct Co., Inc. ..................       56
     2      Precision Castparts Corp. ........................       92
                                                                -------
                                                                    704
                                                                -------
            CAPITAL GOODS -- 5.1%
     3      American Standard Cos., Inc. .....................      100
     3      Cooper Cameron Corp. B............................      193
     3      Donaldson Co., Inc. ..............................       93
     3      Graco, Inc. ......................................      113
     2      Grant Prideco, Inc. B.............................       69
     1      National Oilwell Varco, Inc. B....................       77
     4      Rockwell Automation, Inc. ........................      235
     4      Tessera Technologies, Inc. B......................      103
                                                                -------
                                                                    983
                                                                -------
            CONSUMER CYCLICAL -- 11.2%
     1      Abercrombie & Fitch Co. Class A...................       42
     5      Bed Bath & Beyond, Inc. B.........................      209
     3      CDW Corp. ........................................      189
     3      Chico's FAS, Inc. B...............................      109
     2      Coach, Inc. B.....................................       59
     1      Coldwater Creek, Inc. B...........................       30
     3      D.R. Horton, Inc. ................................       81
     1      Fastenal Co. .....................................       72
     4      Fortune Brands, Inc. .............................      301
     2      Grainger (W.W.), Inc. ............................      144
     3      Liz Claiborne, Inc. ..............................       95
     2      Men's Wearhouse, Inc. B...........................       53
     3      Outback Steakhouse, Inc. .........................      129
     2      P. F. Chang's China Bistro, Inc. B................       87
     6      PETCO Animal Supplies, Inc. B.....................      108
     2      Polo Ralph Lauren Corp. ..........................      112
     2      Select Comfort Corp. B............................       40
     3      Tiffany & Co. ....................................      104
     2      Urban Outfitters, Inc. B..........................       70
     3      Williams-Sonoma, Inc. B...........................      121
                                                                -------
                                                                  2,155
                                                                -------
            CONSUMER STAPLES -- 1.3%
     3      Alberto-Culver Co. ...............................      120
     3      Estee Lauder Cos., Inc. Class A...................       90
     1      McCormick & Co., Inc. ............................       45
                                                                -------
                                                                    255
                                                                -------
            ENERGY -- 4.2%
     2      BJ Services Co. ..................................       72
     2      ENSCO International, Inc. ........................       88
     7      Grey Wolf, Inc. B.................................       55
     2      Range Resources Corp. ............................       74
     4      Smith International, Inc. ........................      133

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            ENERGY -- (CONTINUED)
     3      Weatherford International Ltd. B..................  $   182
     5      XTO Energy, Inc. .................................      201
                                                                -------
                                                                    805
                                                                -------
            FINANCE -- 5.5%
     2      Affiliated Managers Group, Inc. B.................      118
     1      Arch Capital Group Ltd. B.........................       60
     4      Commerce Bancorp, Inc. ...........................      118
     3      Comverse Technology, Inc. B.......................       82
     2      Fidelity National Financial, Inc. ................       62
     5      Global Cash Access, Inc. B........................       74
     8      Host Marriott Corp. ..............................      132
     1      Legg Mason, Inc. .................................       59
     1      Medco Health Solutions, Inc. B....................       63
     2      PartnerRe Ltd. ...................................      101
     3      Sovereign Bancorp, Inc. ..........................       72
     3      Willis Group Holdings Ltd. .......................      121
                                                                -------
                                                                  1,062
                                                                -------
            HEALTH CARE -- 15.0%
     1      Advanced Medical Optics, Inc. B...................       38
     1      Allergan, Inc. ...................................      125
     2      Bard (C.R.), Inc. ................................      125
     2      Barr Pharmaceuticals, Inc. B......................      139
     7      Biomet, Inc. .....................................      232
     4      Caremark Rx, Inc. B...............................      209
     3      Celgene Corp. B...................................      164
     3      Charles River Laboratories International, Inc. B..      128
     3      Community Health Systems, Inc. B..................       93
    @@      Cooper Companies, Inc. ...........................       28
     3      Covance, Inc. B...................................      161
     2      Coventry Health Care, Inc. B......................       98
     3      Forest Laboratories, Inc. B.......................       98
     2      Gen-Probe, Inc. B.................................       75
     3      Health Management Associates, Inc. Class A........       61
     2      Henry Schein, Inc. B..............................       92
     7      Kinetic Concepts, Inc. B..........................      245
     3      Laboratory Corp. of America Holdings B............      147
     3      MedImmune, Inc. B.................................       99
     4      Omnicare, Inc. ...................................      191
     2      OSI Pharmaceuticals, Inc. B.......................       56
     3      Schick Technologies, Inc. B.......................       79
     5      Valeant Pharmaceuticals International.............       85
     3      Varian Medical Systems, Inc. B....................      122
                                                                -------
                                                                  2,890
                                                                -------
            SERVICES -- 20.5%
     6      Alliance Data Systems Corp. B.....................      199
    15      Allied Waste Industries, Inc. B...................      122
     4      Aramark Corp. Class B.............................      111
     2      Autodesk, Inc. ...................................       84
     1      Business Objects S.A. ADR B.......................       46
     3      Cadence Design Systems, Inc. B....................       49
     2      CheckFree Corp. B.................................       73
     3      Cintas Corp. .....................................      109
     4      Cogent, Inc. B....................................      112
     3      Cognizant Technology Solutions Corp. B............      145

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     1      Corporate Executive Board Co. ....................  $    95
     1      DST Systems, Inc. B...............................       60
     2      Dun & Bradstreet Corp. B..........................      103
    12      Entravision Communications Corp. Class A B........       94
     2      Expedia, Inc. B...................................       45
     4      Fiserv, Inc. B....................................      187
     2      Gaylord Entertainment Co. B.......................       75
     1      Getty Images, Inc. B..............................       93
     7      H & R Block, Inc. ................................      178
     3      Harrah's Entertainment, Inc. .....................      180
     4      Hilton Hotels Corp. ..............................       83
     3      Iron Mountain, Inc. B.............................       99
    14      La Quinta Corp. B.................................      121
     7      Lamar Advertising Co. B...........................      292
     4      Liberty Global, Inc. Class A B....................       99
     1      Marriott International, Inc. Class A..............       54
     4      MoneyGram International, Inc. ....................       97
     1      Moody's Corp. ....................................       56
     4      Paychex, Inc. ....................................      166
     2      Robert Half International, Inc. ..................       90
     2      Scripps (E.W.) Co. Class A........................      114
     1      Station Casinos, Inc. ............................       67
     9      Univision Communications, Inc. Class A B..........      240
     1      VCA Antech, Inc. B................................       30
     7      XM Satellite Radio Holdings, Inc. Class A B.......      200
                                                                -------
                                                                  3,968
                                                                -------
            TECHNOLOGY -- 26.6%
     4      Activision, Inc. B................................       68
     6      Akamai Technologies, Inc. B.......................      108
     4      American Tower Corp. Class A B....................      107
     5      Amphenol Corp. Class A............................      205
     4      Analog Devices, Inc. .............................      137
     6      ATI Technologies, Inc. ADR B......................       80
     3      Avocent Corp. B...................................      102
     3      Broadcom Corp. Class A B..........................      120
     2      Ceridian Corp. B..................................       45
     2      ChoicePoint, Inc. B...............................       84
     3      Citrix Systems, Inc. B............................       72
     7      CNET Networks, Inc. B.............................       95
     3      Cognos, Inc. B....................................      120
     5      Crown Castle International Corp. B................      112
     3      Dolby Laboratories, Inc. Class A B................       48
     1      F5 Networks, Inc. B...............................       53
     2      Fisher Scientific International, Inc. B...........      121
     6      FLIR Systems, Inc. B..............................      124
     2      Global Payments, Inc. ............................       97
     2      Harman International Industries, Inc. ............      248
     1      Hyperion Solutions Corp. B........................       59
     2      IAC/Interactive Corp. B...........................       63
     5      International Rectifier Corp. B...................      157
     2      Intersil Corp. ...................................       42
     3      Intuit, Inc. B....................................      116

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
     4      Jabil Circuit, Inc. B.............................  $   115
     4      Juniper Networks, Inc. B..........................       88
     2      KLA-Tencor Corp. .................................       93
     1      L-3 Communications Holdings, Inc. ................      109
     2      Lam Research Corp. B..............................       57
     4      Linear Technology Corp. ..........................      123
     3      Macromedia, Inc. B................................      110
     3      Marvell Technology Group Ltd. B...................      134
     3      Maxim Integrated Products, Inc. ..................      100
     6      MEMC Electronic Materials, Inc. B.................      112
     5      Mercury Interactive Corp. B.......................      173
     6      Microchip Technology, Inc. .......................      181
     1      Millipore Corp. B.................................       90
     3      National Semiconductor Corp. .....................       65
     2      NAVTEQ Corp. B....................................       73
     3      Network Appliance, Inc. B.........................       90
     1      Neustar, Inc. B...................................       41
     5      Nextel Partners, Inc. Class A B...................      117
     8      Polycom, Inc. B...................................      117
     2      Salesforce.com, Inc. B............................       61
     1      SanDisk Corp. B...................................       44
     2      SRA International, Inc. B.........................       70
     1      Varian Semiconductor Equipment Associates, Inc.
              B...............................................       53
     6      VeriSign, Inc. B..................................      130
     3      Xilinx, Inc. .....................................       64
     3      Zebra Technologies Corp. Class A B................      134
                                                                -------
                                                                  5,127
                                                                -------
            TRANSPORTATION -- 3.2%
     7      Gentex Corp. .....................................      132
     4      McDermott International, Inc. B...................      137
     3      Royal Caribbean Cruises Ltd. .....................      117
     6      Southwest Airlines Co. ...........................       98
     2      UTI Worldwide, Inc. ..............................      132
                                                                -------
                                                                    616
                                                                -------
            UTILITIES -- 0.3%
     1      Questar Corp. ....................................       56
                                                                -------
            Total common stock
              (cost $18,285)..................................  $18,621
                                                                -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 3.9%
            FINANCE -- 3.9%
  $752      State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $   752
                                                                -------
            Total short-term investments
              (cost $752).....................................  $   752
                                                                -------
            Total investments in securities
              (cost $19,037) O................................  $19,373
                                                                =======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.12% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $19,150 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,109
      Unrealized depreciation..........................    (886)
                                                         ------
      Net unrealized appreciation......................  $  223
                                                         ======

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 92.7%
            BASIC MATERIALS -- 4.7%
      3     Albemarle Corp. ..................................  $    98
      3     Carlisle Cos., Inc. ..............................      167
      6     Crane Co. ........................................      198
      5     Huntsman Corp. B..................................      107
      1     Lafarge North America, Inc. ......................       82
      6     Lubrizol Corp. ...................................      229
      2     Praxair, Inc. ....................................       94
      6     Syngenta AG ADR B.................................      133
      8     Valspar Corp. ....................................      183
                                                                -------
                                                                  1,291
                                                                -------
            CAPITAL GOODS -- 3.5%
      4     American Standard Cos., Inc. .....................      152
      4     Goodrich Corp. ...................................      148
      1     ITT Industries, Inc. .............................      122
      4     Pitney Bowes, Inc. ...............................      177
      4     SPX Corp. B.......................................      189
      3     Textron, Inc. ....................................      180
                                                                -------
                                                                    968
                                                                -------
            CONSUMER CYCLICAL -- 14.5%
      2     AutoZone, Inc. B..................................      154
      8     Avnet, Inc. B.....................................      173
     18     Big Lots, Inc. B..................................      209
      8     Claires Stores, Inc. .............................      211
      2     Darden Restaurants, Inc. .........................       49
      6     Dollar Tree Stores, Inc. B........................      138
      3     Federated Department Stores, Inc. ................      209
     14     Foot Locker, Inc. ................................      264
      2     Fortune Brands, Inc. .............................      144
     10     Furniture Brands International, Inc. .............      183
      8     Hasbro, Inc. .....................................      141
      3     Ingram Micro, Inc. Class A B......................       51
      8     Lear Corp. .......................................      253
     22     Leggett & Platt, Inc. ............................      449
      5     Liz Claiborne, Inc. ..............................      190
      7     Marvel Entertainment, Inc. .......................      130
      2     Mohawk Industries, Inc. B.........................      180
      3     Reebok International Ltd. ........................      183
     12     Sherwin-Williams Co. .............................      515
      6     Zale Corp. B......................................      179
                                                                -------
                                                                  4,005
                                                                -------
            CONSUMER STAPLES -- 0.9%
      6     Delta and Pine Land Co. ..........................      145
      4     McCormick & Co., Inc. ............................      112
                                                                -------
                                                                    257
                                                                -------
            ENERGY -- 6.0%
      4     AGL Resources, Inc. ..............................      137
      3     Apache Corp. .....................................      198
      4     Cimarex Energy Co. B..............................      157
      5     Forest Oil Corp. B................................      232
      1     Murphy Oil Corp. .................................       47
      5     Noble Energy, Inc. ...............................      204
      7     Pioneer Natural Resources Co. ....................      365

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            ENERGY -- (CONTINUED)
      3     Pogo Producing Co. ...............................  $   151
      4     XTO Energy, Inc. .................................      174
                                                                -------
                                                                  1,665
                                                                -------
            FINANCE -- 25.7%
      1     Alleghany Corp. ..................................      271
     11     Annaly Mortgage Management, Inc. .................      127
     13     AON Corp. ........................................      423
      2     Arch Capital Group Ltd. B.........................       89
      9     Assurant, Inc. ...................................      360
      5     Brascan Corp. Class A.............................      206
      7     Cincinnati Financial Corp. .......................      306
      3     CIT Group, Inc. ..................................      137
      5     CNA Financial Corp. B.............................      142
     10     E*Trade Financial Corp. B.........................      180
      8     Endurance Specialty Holdings Ltd. ................      252
      6     Huntington Bancshares, Inc. ......................      137
      6     KeyCorp...........................................      184
      7     Leucadia National Corp. ..........................      318
      8     MBIA, Inc. .......................................      483
      3     Mercury General Corp. ............................      187
      7     North Fork Bancorporation, Inc. ..................      187
     12     Nuveen Investments, Inc. Class A..................      478
      7     Old Republic International Corp. .................      174
      4     PNC Financial Services Group, Inc. ...............      243
      6     Protective Life Corp. ............................      276
     10     Rent-A-Center, Inc. B.............................      175
      6     Ryder System, Inc. ...............................      226
      2     StanCorp Financial Group, Inc. ...................      203
      3     State Street Corp. ...............................      155
      2     The Student Loan Corp. ...........................      379
      3     Torchmark Corp. ..................................      153
      9     Waddell and Reed Financial, Inc. Class A..........      175
     10     Washington Federal, Inc. .........................      225
     @@     White Mountains Insurance Group Ltd. .............      218
                                                                -------
                                                                  7,069
                                                                -------
            HEALTH CARE -- 4.3%
      4     Bard (C.R.), Inc. ................................      224
     15     King Pharmaceuticals, Inc. B......................      239
      3     Omnicare, Inc. ...................................      135
     16     QLT, Inc. B.......................................      116
      9     Serono S.A. ADR...................................      138
      6     STERIS Corp. .....................................      144
      5     Watson Pharmaceuticals, Inc. B....................      176
                                                                -------
                                                                  1,172
                                                                -------
            SERVICES -- 14.6%
     12     Avaya, Inc. B.....................................      139
     11     BISYS Group, Inc. B...............................      140
      6     Clear Channel Communications, Inc. ...............      180
      6     Computer Sciences Corp. B.........................      297
      9     Convergys Corp. B.................................      151
      5     Deluxe Corp. .....................................      167
      8     DeVry, Inc. B.....................................      174
      3     Dun & Bradstreet Corp. B..........................      158
      3     Fairmont Hotels & Resorts, Inc. ..................      104

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      3     Harrah's Entertainment, Inc. .....................  $   175
      5     Hewitt Associates, Inc. B.........................      144
      4     Hilton Hotels Corp. ..............................       84
     21     Interpublic Group of Cos., Inc. B.................      221
      1     Jacobs Engineering Group, Inc. B..................       38
      7     Lamar Advertising Co. B...........................      294
      7     Manpower, Inc. ...................................      331
      9     MoneyGram International, Inc. ....................      214
      3     R.H. Donnelley Corp. B............................      204
      3     Scripps (E.W.) Co. Class A........................      151
      6     Speedway Motorsports, Inc. B......................      229
      8     Synopsys, Inc. B..................................      159
      5     Tetra Tech, Inc. B................................       71
     16     Unisys Corp. B....................................       82
      4     Viad Corp. .......................................      112
                                                                -------
                                                                  4,019
                                                                -------
            TECHNOLOGY -- 10.9%
      7     Agilent Technologies, Inc. B......................      211
      8     Amdocs Ltd. B.....................................      206
      2     Arbitron, Inc. ...................................       86
     22     BEA Systems, Inc. B...............................      194
     16     BMC Software, Inc. B..............................      317
      4     ChoicePoint, Inc. B...............................      156
      9     CSG Systems International, Inc. B.................      200
      2     Dover Corp. ......................................       94
      2     Harris Corp. .....................................       95
     10     Lexmark International, Inc. ADR B.................      399
      3     Millipore Corp. B.................................      190
      8     NCR Corp. B.......................................      251
     11     PerkinElmer, Inc. ................................      247
      8     Polycom, Inc. B...................................      121
     13     Siebel Systems, Inc. .............................      132
      6     Thomson ADR.......................................      115
                                                                -------
                                                                  3,014
                                                                -------
            TRANSPORTATION -- 3.6%
      3     CNF, Inc. ........................................      180
      4     CSX Corp. ........................................      188
      3     Florida East Coast Industries, Inc. ..............      118
      3     Norfolk Southern Corp. ...........................      136
      3     Royal Caribbean Cruises Ltd. .....................      141
      2     Winnebago Industries, Inc. .......................       59
      4     Yellow Roadway Corp. B............................      159
                                                                -------
                                                                    981
                                                                -------
            UTILITIES -- 4.0%
      8     Alliant Energy Corp. .............................      214
      2     Constellation Energy Group, Inc. .................      131
      3     FirstEnergy Corp. ................................      157

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            UTILITIES -- (CONTINUED)
      4     PG&E Corp. .......................................  $   135
      4     PPL Corp. ........................................      138
      3     Questar Corp. ....................................      213
     @@     TXU Corp. ........................................       40
      4     Westar Energy, Inc. ..............................       86
                                                                -------
                                                                  1,114
                                                                -------
            Total common stock
              (cost $25,028)..................................  $25,555
                                                                -------
PREFERRED STOCKS -- 0.3%
            UTILITIES -- 0.3%
      2     NRG Energy, Inc. B................................  $    86
                                                                -------
            Total preferred stocks
              (cost $80)......................................  $    86
                                                                -------
            Total long-term investments
              (cost $25,108)..................................  $25,641
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
 $1,283     State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $ 1,283
                                                                -------
            Total short-term investments
              (cost $1,283)...................................  $ 1,283
                                                                -------
            Total investments in securities
              (cost $26,391) O................................  $26,924
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.53% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $26,417 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,504
      Unrealized depreciation..........................    (997)
                                                         ------
      Net unrealized appreciation......................  $  507
                                                         ======

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 96.2%
            BASIC MATERIALS -- 5.0%
     1      Airgas, Inc. .....................................  $   23
    @@      Arch Coal, Inc. ..................................      15
     1      Cabot Corp. ......................................      34
     1      Century Aluminum Co. B............................      18
     3      Ceradyne, Inc. B..................................      98
     4      Coeur d'Alene Mines Corp. B.......................      16
     1      Kaydon Corp. .....................................      27
     2      Meridian Gold, Inc. B.............................      34
     1      Royal Gold, Inc. .................................      14
     1      Serologicals Corp. B..............................      14
                                                                ------
                                                                   293
                                                                ------
            CAPITAL GOODS -- 4.6%
     1      Actuant Corp. Class A.............................      24
     1      Bucyrus International, Inc. ......................      25
     1      Charles & Colvard Ltd. ...........................      14
    @@      Dril-Quip, Inc. B.................................      16
     1      Graco, Inc. ......................................      31
     1      Idex Corp. .......................................      24
     2      Imax Corp. B......................................      15
     1      K & F Industries Holdings, Inc. B.................      14
    @@      Lufkin Industries, Inc. ..........................       9
     1      Tessera Technologies, Inc. B......................      25
     3      Turbochef Technologies, Inc. B....................      34
     1      Universal Compression Holdings, Inc. B............      36
                                                                ------
                                                                   267
                                                                ------
            CONSUMER CYCLICAL -- 9.0%
     1      A.C. Moore Arts & Crafts, Inc. B..................      15
     1      Advance Auto Parts, Inc. B........................      19
     2      Casual Male Retail Group, Inc. B..................      13
     2      Central Euro Distribution Corp. B.................      60
     1      Cost Plus, Inc. B.................................      14
     1      Desarrolladora Homex B............................      30
     2      GSI Commerce, Inc. B..............................      37
    @@      ICU Medical, Inc. B...............................      14
     3      Insight Enterprises, Inc. B.......................      68
     2      Interline Brands, Inc B...........................      31
     2      Merge Technologies, Inc. B........................      37
     1      Performance Food Group Co. B......................      33
     2      PSS World Medical, Inc. B.........................      25
     1      RARE Hospitality International, Inc. B............      31
    @@      School Specialty, Inc. B..........................      14
     1      SCP Pool Corp. ...................................      22
     1      United Natural Foods, Inc. B......................      14
     1      Volcom, Inc. B....................................      24
     1      WESCO International, Inc. B.......................      24
                                                                ------
                                                                   525
                                                                ------
            CONSUMER STAPLES -- 0.6%
     1      Parlux Fragrances, Inc. B.........................      19
    @@      Ralcorp Holdings, Inc. B..........................      16
                                                                ------
                                                                    35
                                                                ------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            ENERGY -- 7.5%
     1      AGL Resources, Inc. ..............................  $   21
    @@      Atmos Energy Corp. ...............................       8
     1      ATP Oil & Gas Corp. B.............................      44
     2      Bronco Drilling Co., Inc. ........................      39
     3      Carrizo Oil & Gas, Inc. B.........................      75
     1      Denbury Resources Inc. B..........................      39
     1      Encore Acquisition Co. B..........................      31
     4      Endeavour International Corp. B...................      16
     2      Grey Wolf, Inc. B.................................      15
     2      Pride International, Inc. B.......................      45
     1      Quicksilver Resources, Inc. B.....................      23
     1      Remington Oil & Gas Corp. B.......................      18
    @@      Southwestern Energy Co. B.........................      22
     1      Superior Well Services, Inc. B....................      14
     1      Whiting Petroleum Corp. B.........................      24
                                                                ------
                                                                   434
                                                                ------
            FINANCE -- 8.4%
     1      Apsen Insurance Holdings Ltd. ....................      22
     1      Bank of the Ozarks, Inc. .........................      28
     1      Boston Private Financial Holdings, Inc. ..........      23
     1      Centene Corp. B...................................      12
     2      Eaton Vance Corp. ................................      55
     2      Euronet Worldwide, Inc. B.........................      67
     1      First Niagara Financial Group, Inc. ..............      21
     1      Gladstone Capital Corp. ..........................      15
     1      Gladstone Commercial Corp. .......................      23
     2      HealthExtras, Inc. B..............................      32
     1      Jer Investors Trust, Inc. ........................      12
    @@      Mercantile Bank Corp. ............................      15
     1      Montpelier Re Holdings Ltd. ......................      24
     1      Republic Co. Group, Inc. .........................      16
    @@      StanCorp Financial Group, Inc. ...................      28
     1      Sunstone Hotel Investors, Inc. ...................      25
     3      TradeStation Group, Inc. B........................      26
     3      UCBH Holdings, Inc. ..............................      47
                                                                ------
                                                                   491
                                                                ------
            HEALTH CARE -- 17.1%
     1      Adams Respiratory Therapeutics, Inc. B............      52
     2      Adeza Biomedical Corp. ...........................      36
     1      American Healthways, Inc. B.......................      28
     1      Anika Therapeutics, Inc. .........................      16
     1      ArthroCare Corp. B................................      48
     1      Aspect Medical Systems, Inc. B....................      33
     1      AtheroGenics, Inc. B..............................       8
    @@      Bright Horizons Family Solutions, Inc. B..........      16
     1      Covance, Inc. B...................................      24
     1      First Horizon Pharmaceutical Corp. B..............      20
     1      Horizon Health Corp. B............................      16
     1      Impax Laboratories, Inc. B........................      15
     1      Integra Lifesciences Holdings Corp. B.............      24
     1      Invacare Corp. ...................................      20
     1      Itralase Corp. B..................................      17
     1      Keryx Biopharmaceuticals, Inc. B..................       9
     2      Kos Pharmaceuticals, Inc. B.......................      96

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     1      Kyphon, Inc. B....................................  $   56
     1      LCA-Vision, Inc. .................................      38
     1      LHC Group, Inc. B.................................      21
     4      Lifecell Corp. B..................................      62
    @@      LifePoint Hospitals, Inc. B.......................      16
     2      Odyssey HealthCare, Inc. .........................      29
    @@      Onyx Pharmaceuticals, Inc. B......................      10
     1      Option Care, Inc. B...............................      14
    @@      QUIDEL Corp. B....................................       1
     1      Rigel Pharmaceuticals, Inc. B.....................      11
     2      Salix Pharmaceuticals Ltd. B......................      30
     2      SFBC International, Inc. B........................      94
     1      Symmetry Medical, Inc. B..........................      15
     1      United Therapeutics Corp. B.......................      66
     1      Usana Health Sciences, Inc. B.....................      31
     2      Vnus Medical Technologies B.......................      23
                                                                ------
                                                                   995
                                                                ------
            SERVICES -- 17.7%
     1      Alliance Data Systems Corp. B.....................      39
     4      aQuantive, Inc. B.................................      84
     2      Atheros Communications, Inc. B....................      14
    @@      Avid Technology, Inc. B...........................      20
     5      Broadwing Corp....................................      29
     1      Carmike Cinemas, Inc. ............................      22
    @@      Cerner Corp. B....................................      17
     1      CRA International, Inc. B.........................      31
     2      DeVry, Inc. B.....................................      34
    @@      Digital River, Inc. B.............................      11
     3      Digitas, Inc. B...................................      35
     2      Education Management Corp. B......................      59
     1      Entercom Communications Corp. B...................      17
     2      Entravision Communications Corp. Class A B........      16
     3      Focus Media Holding Ltd. ADR B....................      71
     1      FTI Consulting, Inc. B............................      36
     1      Gevity HR, Inc. ..................................      26
     1      Hewitt Associates, Inc. B.........................      29
     1      Iron Mountain, Inc. B.............................      31
     2      Ixia B............................................      27
     2      La Quinta Corp. B.................................      15
     2      LECG Corp. B......................................      33
     1      Lodgian, Inc. B...................................       5
     2      Quest Software, Inc. B............................      24
     3      Radio One, Inc. Class D B.........................      30
     1      Regal Entertainment Group.........................      24
     1      SafeNet, Inc. B...................................      30
     1      Speedway Motorsports, Inc. B......................      18
     2      Stamps.com, Inc. B................................      36
     1      Stericycle, Inc. B................................      35
     1      Ventiv Health, Inc. B.............................      35
     2      Veritas DGC, Inc. B...............................      55
     1      West Corp. B......................................      39
                                                                ------
                                                                 1,027
                                                                ------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- 23.5%
     1      ADTRAN, Inc. .....................................  $   24
     2      Alamosa Holdings, Inc. B..........................      28
     1      American Science & Engineering, Inc. .............      40
    @@      Audible, Inc. ....................................       2
     1      AudioCodes Ltd. B.................................      16
     1      Avocent Corp. B...................................      21
     1      Benchmark Electronics, Inc. B.....................      14
    @@      Blackbaud, Inc. ..................................       6
     1      Blue Coat Systems, Inc. ..........................      42
     1      Cabot Microelectronics Corp. B....................      15
    @@      Commonwealth Telephone Enterprise, Inc. ..........      14
     1      Comtech Telecommunications Corp. B................      27
     2      Concur Technologies, Inc. B.......................      31
     1      Consolidated Communications Holdings, Inc. .......      15
     1      CTRIP Communications International Ltd. ..........      58
     1      Equinix, Inc. B...................................      37
     2      FairPoint Communications, Inc. ...................      22
     2      Glenayre Technologies, Inc. B.....................       6
    @@      Global Payments, Inc. ............................      17
     3      GrafTech International Ltd. B.....................      14
     3      Harris Interactive, Inc. B........................      10
    @@      Hologic, Inc. B...................................      22
    @@      Ikanos Communications, Inc. B.....................       3
     2      Informatica Corp. B...............................      18
     1      InPhonic, Inc. B..................................      13
     2      Integrated Device Technology, Inc. B..............      20
     3      Integrated Silicon Solution, Inc. B...............      22
     1      Intersil Corp. ...................................      25
     1      Iowa Telecommunications Services, Inc. ...........      23
     2      Jamdat Mobile, Inc. B.............................      33
     2      Jupitermedia Corp. B..............................      27
     1      Laserscope B......................................      16
     3      Lionbridge Technologies B.........................      20
     1      M-Systems Flash Disk Pioneers Ltd. ADR B..........      44
    @@      MTC Technologies, Inc. B..........................      10
     3      Online Resources Corp B...........................      34
     2      Openwave Systems, Inc. B..........................      43
     2      Orckit Communications Ltd. B......................      32
     2      PC-Tel, Inc. B....................................      19
     2      PDF Solutions, Inc. B.............................      30
     1      Polycom, Inc. B...................................      20
     1      Power Integrations, Inc. B........................      21
     1      Rackable Systems, Inc. B..........................      15
     2      Rightnow Technologies, Inc. B.....................      32
     1      Rogers Corp B.....................................      30
     2      SBA Communications Corp. B........................      24
     2      Silicon Motion Technology Corp. B.................      35
    @@      Supertex, Inc. ...................................       7
     1      Syneron Medical Ltd. B............................      40
     1      TALX Corp. .......................................      32
     1      Tekelec B.........................................      19
     2      Tibco Software, Inc. B............................      16
     2      Trident Microsystems, Inc. B......................      51
     4      Valueclick, Inc. B................................      65

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     1      Vasco Data Security International B...............  $   15
     2      WebSideStory, Inc. B..............................      30
                                                                ------
                                                                 1,365
                                                                ------
            TRANSPORTATION -- 2.3%
     3      A.S.V., Inc. .....................................      58
    @@      American Commercial Lines, Inc. B.................      11
     3      Heartland Express, Inc. ..........................      63
                                                                ------
                                                                   132
                                                                ------
            UTILITIES -- 0.5%
     1      California Water Service Group....................      21
     1      PNM Resources, Inc. ..............................       7
                                                                ------
                                                                    28
                                                                ------
            Total common stock
              (cost $5,824)...................................  $5,592
                                                                ------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 2.8%
            FINANCE -- 2.8%
  $163      State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $  163
                                                                ------
            Total short-term investments
              (cost $163).....................................  $  163
                                                                ------
            Total investments in securities
              (cost $5,987) O.................................  $5,755
                                                                ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.83% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $5,990 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $ 135
      Unrealized depreciation...........................   (370)
                                                          -----
      Net unrealized depreciation.......................  $(235)
                                                          =====

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 45.7%
            FINANCE -- 45.7%
$  1,000    ACE Securities Corp.,
              3.28%, 08/15/2030 M.............................  $    977
   1,500    Aegis Asset Backed Securities Trust,
              4.52%, 03/25/2035...............................     1,501
     500    American Express Credit Account Master Trust,
              1.90%, 01/15/2009...............................       491
     586    American Express Credit Account Master Trust,
              4.47%, 02/15/2012 M.............................       587
     600    AmeriCredit Automobile Receivables Trust,
              5.04%, 05/06/2011...............................       594
   1,400    AmeriCredit Automobile Receivables Trust,
              5.07%, 07/06/2010...............................     1,387
     202    AQ Finance CEB Trust,
              9.04%, 08/25/2033 MK............................       198
     230    Argent NIM Trust,
              4.21%, 11/25/2034 M.............................       230
      14    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12/26/2033 M.............................        14
   1,946    Banc of America Commercial Mortgage, Inc.,
              3.46%, 07/10/2042...............................     1,906
  33,167    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12/10/2042 WK............................       786
 144,833    Banc of America Large Loan,
              3.89%, 12/15/2016 MW............................     1,066
   1,500    Bank of America Securities Auto Trust,
              4.49%, 02/18/2013...............................     1,463
   1,500    Bank One Issuance Trust,
              3.76%, 08/15/2008...............................     1,499
     347    Bank One Issuance Trust,
              4.54%, 09/15/2010...............................       343
     930    Bayview Commercial Asset Trust,
              5.04%, 01/25/2035 MK............................       939
  26,206    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11/11/2041 WK............................       824
  64,845    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.64%, 02/11/2041 WK............................       871
   1,000    BMW Vehicle Owner Trust,
              3.52%, 10/25/2010...............................       979
   1,000    Capital Auto Receivables Asset Trust,
              3.12%, 03/15/2007...............................       994
     500    Capital Auto Receivables Asset Trust,
              4.73%, 09/15/2010...............................       491
     400    Capital One Master Trust,
              7.90%, 10/15/2010 M.............................       419
     119    Chase Commercial Mortgage Securities Corp.,
              6.90%, 11/19/2028...............................       119
      90    Chase Funding Mortgage Loan Asset-Backed,
              2.34%, 04/25/2024...............................        90
     221    Chase Funding Mortgage Loan Corp.,
              2.427%, 06/25/2019..............................       221

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
$    479    Chase Manhattan Auto Owner Trust,
              2.78%, 06/15/2010...............................  $    469
   3,000    Citibank Credit Card Issuance Trust,
              2.50%, 04/07/2008...............................     2,973
     500    Citibank Credit Card Issuance Trust,
              4.74%, 02/09/2009...............................       505
  19,559    Citigroup Commercial Mortgage Trust,
              4.10%, 10/15/2041 MWK...........................       826
     900    CNH Equipment Trust,
              2.57%, 09/15/2009...............................       878
     302    CNH Equipment Trust,
              3.13%, 11/15/2010...............................       297
     403    CNH Equipment Trust,
              3.35%, 02/15/2011...............................       394
     750    CNH Equipment Trust,
              4.93%, 12/17/2012...............................       736
   3,725    Commercial Mortgage Pass-Through Certificates,
              3.59%, 03/10/2039 MWK...........................       132
  23,364    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.15%, 11/15/2037 MWK...........................       816
  14,201    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.17%, 07/15/2036 MWK...........................       382
     151    Credit Suisse First Boston Mortgage Securities
              Corp.,
              5.38%, 11/18/2012 M.............................       151
     112    DLJ Mortgage Acceptance Corp.,
              6.82%, 10/15/2030 M.............................       115
     932    Equity One ABS, Inc.,
              5.773%, 10/01/2032..............................       934
     300    Equity One ABS, Inc.,
              6.54%, 07/25/2034...............................       305
   1,625    Ford Credit Auto Owner Trust,
              4.19%, 07/15/2009...............................     1,601
     400    Ford Credit Auto Owner Trust,
              4.29%, 11/15/2007...............................       399
  10,014    GE Capital Commercial Mortgage Corp.,
              3.76%, 03/10/2040 MWK...........................       247
     372    GE Commercial Equipment Financing LLC,
              3.65%, 05/22/2014 M.............................       365
     731    GMAC Commercial Mortgage Securities, Inc.,
              3.12%, 03/10/2038...............................       708
     380    GMAC Mortgage Corporation Loan Trust,
              4.09%, 04/25/2033...............................       372
     700    Goldman Sachs Auto Loan Trust,
              4.98%, 11/15/2013...............................       701
  22,200    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 08/10/2038 MWK...........................       300
     500    Granite Mortgages plc,
              5.62%, 01/20/2043...............................       507
     547    Green Tree Financial Corp.,
              6.27%, 06/01/2030...............................       550
      24    Green Tree Financial Corp.,
              7.30%, 01/15/2026...............................        25

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  1,068    Herd Trust,
              4.50%, 09/27/2034 M.............................  $  1,067
   1,000    Hyundai Auto Receivables Trust,
              3.91%, 02/16/2009 M.............................       991
     750    Hyundai Auto Receivables Trust,
              4.10%, 08/15/2011...............................       734
   1,500    Hyundai Auto Receivables Trust,
              4.45%, 02/15/2012...............................     1,468
     259    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              2.92%, 01/12/2038...............................       254
  38,930    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 01/15/2042 WK............................       741
  15,822    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.65%, 10/15/2037 MW............................       403
  41,267    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 08/12/2037 WK............................       212
   6,167    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 01/15/2038 MWK...........................       233
      54    LB-UBS Commercial Mortgage Trust,
              3.17%, 12/15/2026...............................        53
     342    LB-UBS Commercial Mortgage Trust,
              3.34%, 09/15/2027...............................       331
   1,684    LB-UBS Commercial Mortgage Trust,
              3.625%, 10/15/2029..............................     1,641
   2,562    LB-UBS Commercial Mortgage Trust,
              3.69%, 12/15/2036 MWK...........................       103
     449    Long Beach Asset Holdings Corp.,
              4.12%, 02/25/2035 M.............................       447
     500    Marlin Leasing Receivables LLC,
              4.52%, 03/15/2008 M.............................       496
     500    Marlin Leasing Receivables LLC,
              5.25%, 08/15/2012 M.............................       497
   1,000    MBNA Credit Card Master Note Trust,
              4.95%, 06/15/2009...............................     1,004
     854    MBNA Credit Card Master Note Trust,
              6.55%, 12/15/2008...............................       865
     600    Memory Lane,
              5.027%, 10/24/2014..............................       600
   1,216    Merrill Lynch Mortgage Trust,
              3.46%, 08/12/2039...............................     1,186
  20,263    Merrill Lynch Mortgage Trust,
              3.81%, 08/12/2039 MWK...........................       764
  21,104    Merrill Lynch Mortgage Trust,
              3.96%, 09/12/2041 MWK...........................       799
  30,444    Merrill Lynch Mortgage Trust,
              4.67%, 09/12/2042 WK............................       436
     366    Morgan Stanley ABS Capital I,
              3.56%, 01/25/2035...............................       366

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
$    252    Morgan Stanley Capital I,
              2.80%, 12/15/2041...............................  $    245
     444    Morgan Stanley Capital I,
              3.96%, 06/15/2040...............................       434
   1,622    Morgan Stanley Capital I,
              4.03%, 06/15/2038...............................     1,589
     287    Morgan Stanley Dean Witter Capital I,
              5.38%, 01/15/2039...............................       290
     558    Navistar Financial Corp. Owner Trust,
              3.08%, 11/15/2009...............................       545
     340    Novastar Nim Trust,
              3.97%, 03/25/2035 M.............................       339
     750    Providian Gateway Master Trust,
              3.95%, 09/15/2011 M.............................       735
   1,000    Providian Gateway Master Trust,
              4.05%, 11/15/2011 M.............................       980
   1,000    Residential Asset Mortgage Products, Inc.,
              3.68%, 08/25/2026...............................       992
     525    Residential Asset Securities Corp.,
              3.41%, 05/25/2025...............................       522
     115    Residential Asset Securities Corp.,
              7.51%, 10/25/2030...............................       115
   1,534    Salomon Brothers Mortgage Securities VII,
              3.222%, 03/18/2036..............................     1,512
      87    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 05/25/2030...............................        89
   1,500    Structured Asset Investment Loan Trust,
              5.79%, 11/25/2033...............................     1,521
     500    Superior Wholesale Inventory Financing Trust,
              4.45%, 06/15/2010...............................       500
     436    Wachovia Bank Commercial Mortgage Trust,
              3.48%, 08/15/2041...............................       425
   6,530    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 02/15/2041 MWK...........................       236
      54    Wachovia Bank Commercial Mortgage Trust,
              4.54%, 04/15/2034...............................        54
     408    WFS Financial Owner Trust,
              2.48%, 12/20/2010...............................       402
     275    WFS Financial Owner Trust,
              2.73%, 05/20/2011...............................       270
     111    WFS Financial Owner Trust,
              3.05%, 12/20/2010...............................       110
   1,000    WFS Financial Owner Trust,
              4.70%, 05/19/2013...............................       984
     217    Whole Auto Loan Trust,
              2.24%, 03/15/2010...............................       213
      22    Whole Auto Loan Trust,
              3.13%, 03/15/2010...............................        21
     421    Whole Auto Loan Trust,
              3.13%, 03/15/2011...............................       414
     842    Whole Auto Loan Trust,
              3.37%, 03/15/2011...............................       830

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    400    World Financial Network Credit Card Master,
              6.92%, 08/15/2011...............................  $    417
     371    World Omni Auto Receivables Trust,
              3.62%, 07/12/2011...............................       364
                                                                --------
                                                                  65,516
                                                                --------
            Total asset and commercial mortgage backed
              securities
              (cost $66,650)..................................  $ 65,516
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 32.2%
            BASIC MATERIALS -- 2.1%
$    250    Carlisle Cos., Inc.,
              6.70%, 05/15/2008...............................  $    258
     125    ICI North America,
              8.875%, 11/15/2006..............................       130
     160    International Flavors & Fragrances, Inc.,
              6.45%, 05/15/2006...............................       161
     200    International Paper Co.,
              3.80%, 04/01/2008...............................       194
     100    Pactiv Corp.,
              8.00%, 04/15/2007...............................       103
     380    Placer Dome, Inc.,
              7.125%, 06/15/2007..............................       392
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 06/15/2027..............................       382
     500    Valspar Corp.,
              6.00%, 05/01/2007...............................       506
     830    Worthington Industries, Inc.,
              7.125%, 05/15/2006..............................       840
                                                                --------
                                                                   2,966
                                                                --------
            CAPITAL GOODS -- 2.3%
     782    General Dynamics Corp.,
              2.125%, 05/15/2006..............................       773
     450    Ingersoll-Rand Co. Ltd.,
              6.25%, 05/15/2006...............................       454
     750    McDonnell Douglas Corp.,
              6.875%, 11/01/2006..............................       763
     300    Textron, Inc.,
              6.625%, 11/15/2007..............................       309
     600    Tyco International Group S.A.,
              6.375%, 02/15/2006..............................       603
     450    United Technologies Corp.,
              7.00%, 09/15/2006...............................       459
                                                                --------
                                                                   3,361
                                                                --------
            CONSUMER CYCLICAL -- 1.8%
     500    Centex Corp.,
              4.75%, 01/15/2008...............................       495
     700    Darden Restaurants, Inc.,
              5.75%, 03/15/2007...............................       706
     470    Masco Corp.,
              6.75%, 03/15/2006...............................       474

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CONSUMER CYCLICAL -- (CONTINUED)
$    200    May Department Stores Co.,
              6.875%, 11/01/2005..............................  $    200
     385    Mohawk Industries, Inc.,
              6.50%, 04/15/2007...............................       393
     300    PHH Corp.,
              6.00%, 03/1/2008................................       304
                                                                --------
                                                                   2,572
                                                                --------
            CONSUMER STAPLES -- 0.7%
     675    Cargill, Inc.,
              6.25%, 05/01/2006 M.............................       681
      90    ConAgra Foods, Inc.,
              9.875%, 11/15/2005..............................        90
     240    General Mills, Inc.,
              6.45%, 10/15/2006...............................       243
                                                                --------
                                                                   1,014
                                                                --------
            ENERGY -- 1.6%
     500    Anadarko Petroleum Corp.,
              3.25%, 05/01/2008...............................       481
     265    Anadarko Petroleum Corp.,
              7.00%, 10/15/2006...............................       269
     300    BOC Group, Inc.,
              7.45%, 06/15/2006 M.............................       305
     600    Consolidated Natural Gas Co.,
              5.375%, 11/01/2006..............................       603
     350    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12/01/2007..............................       362
     300    Union Oil Co. of California,
              9.125%, 02/15/2006..............................       303
                                                                --------
                                                                   2,323
                                                                --------
            FINANCE -- 12.1%
     750    Ace Ina Holdings, Inc.,
              8.30%, 08/15/2006...............................       770
     451    Aetna, Inc.,
              7.375%, 03/01/2006..............................       455
     354    American General Finance Corp.,
              5.875%, 07/14/2006..............................       357
     500    American General Finance Corp.,
              5.91%, 06/12/2006...............................       504
     400    American Honda Finance Corp.,
              2.875%, 04/03/2006 M............................       397
   1,000    Amvescap plc,
              5.90%, 01/15/2007...............................     1,007
     400    Avalon Properties, Inc.,
              6.875%, 12/15/2007..............................       415
     100    Banca Commerciale Italiana,
              8.25%, 07/15/2007...............................       105
     150    Banesto Finance Ltd.,
              7.50%, 03/25/2007...............................       155
     389    Bankers Trust Corp.,
              7.125%, 03/15/2006..............................       392
     500    Capital One Financial Corp.,
              8.75%, 02/01/2007...............................       523
      50    CIGNA Corp.,
              8.25%, 01/01/2007...............................        52

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  1,000    Countrywide Home Loans, Inc.,
              5.50%, 08/01/2006...............................  $  1,006
     220    Credit Suisse First Boston NY,
              6.50%, 05/01/2008 M.............................       228
   1,000    Credit Suisse First Boston USA, Inc.,
              5.875%, 08/01/2006..............................     1,008
     300    Equifax, Inc.,
              4.95%, 11/01/2007...............................       300
     200    Equitable Life Assurance Society,
              6.95%, 12/01/2005 M.............................       200
     500    ERAC USA Finance Co.,
              6.95%, 01/15/2006 M.............................       502
     200    Evans Withycombe Residential, Inc.,
              7.625%, 04/15/2007..............................       206
     250    Ford Motor Credit Co.,
              6.875%, 02/01/2006..............................       250
     650    Household Finance Corp.,
              5.75%, 01/30/2007...............................       657
     450    Household Finance Corp.,
              7.65%, 05/15/2007...............................       467
     400    J.P. Morgan Chase & Co.,
              5.625%, 08/15/2006..............................       403
     450    J.P. Morgan Chase & Co.,
              7.25%, 06/01/2007...............................       465
     250    Key Bank N.A., Inc.,
              5.00%, 07/17/2007...............................       250
     700    Key Bank N.A., Inc.,
              7.125%, 08/15/2006..............................       712
     120    Lincoln National Corp.,
              5.25%, 06/15/2007...............................       121
     393    MBNA America Bank N.A.,
              6.50%, 06/20/2006...............................       397
     148    MBNA America Bank N.A.,
              6.75%, 03/15/2008 M.............................       154
     150    Merrill Lynch & Co., Inc.,
              8.00%, 06/01/2007...............................       158
   1,000    Morgan Stanley Dean Witter, Inc.,
              6.10%, 04/15/2006...............................     1,006
     605    PNC Funding Corp.,
              5.75%, 08/01/2006...............................       609
   1,000    Prudential Insurance Co. of America,
              6.375%, 07/23/2006 M............................     1,011
     350    Simon Property Group L.P.,
              7.125%, 09/20/2007..............................       363
   1,000    St. Paul Travelers Cos., Inc.,
              5.75%, 03/15/2007...............................     1,010
     600    Wellpoint Health Networks, Inc.,
              6.375%, 06/15/2006..............................       606
                                                                --------
                                                                  17,221
                                                                --------
            HEALTH CARE -- 0.2%
     300    Quest Diagnostics, Inc.,
              6.75%, 07/12/2006...............................       304
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- 3.5%
$    500    Aramark Services, Inc.,
              7.00%, 07/15/2006...............................  $    505
     550    Belo Corp.,
              7.125%, 06/01/2007..............................       566
     389    Comcast Cable Communications, Inc.,
              6.375%, 01/30/2006..............................       391
     300    Fiserv, Inc.,
              3.00%, 06/27/2008...............................       283
     450    Harrah's Operating Co., Inc.,
              7.125%, 06/01/2007..............................       463
     355    Hyatt Equities LLC,
              6.875%, 06/15/2007 M............................       360
     250    Marriott International, Inc.,
              6.875%, 11/15/2005..............................       250
     200    Marriott International, Inc.,
              7.00%, 01/15/2008...............................       208
     300    News America, Inc.,
              6.625%, 01/09/2008..............................       310
     200    Scholastic Corp.,
              5.75%, 01/15/2007...............................       201
     200    TCI Communications, Inc.,
              6.875%, 02/15/2006..............................       201
     395    USA Networks, Inc.,
              6.75%, 11/15/2005...............................       395
     500    Walt Disney Co.,
              6.75%, 03/30/2006...............................       504
     435    WMX Technologies, Inc.,
              7.00%, 10/15/2006...............................       443
                                                                --------
                                                                   5,080
                                                                --------
            TECHNOLOGY -- 4.1%
     550    British Telecommunications plc,
              7.875%, 12/15/2005..............................       552
     450    Cingular Wireless LLC,
              5.625%, 12/15/2006..............................       454
     500    Cingular Wireless Services, Inc.,
              7.50%, 05/01/2007...............................       519
     290    Cox Communications, Inc.,
              7.75%, 08/15/2006...............................       296
     800    France Telecom S.A.,
              7.45%, 03/01/2006...............................       807
     825    Hewlett-Packard Co.,
              5.75%, 12/15/2006...............................       833
     300    Koninklijke Philips Electronics N.V.,
              8.375%, 09/15/2006..............................       309
     707    Raytheon Co.
              6.75%, 08/15/2007...............................       727
     775    Time Warner Companies, Inc.,
              8.11%, 08/15/2006...............................       794
     600    Verizon Wireless Capital LLC,
              5.375%, 12/15/2006..............................       603
                                                                --------
                                                                   5,894
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TRANSPORTATION -- 1.3%
$  1,030    Norfolk Southern Corp.,
              7.40%, 09/15/2006...............................  $  1,054
     350    TTX Co.,
              3.875%, 03/01/2008 M............................       339
     440    Union Pacific Corp.,
              6.70%, 12/01/2006...............................       448
                                                                --------
                                                                   1,841
                                                                --------
            UTILITIES -- 2.5%
     145    Appalachian Power Co.,
              6.80%, 03/01/2006...............................       146
     250    FPL Group Capital, Inc.,
              3.25%, 04/11/2006...............................       249
     250    Georgia Power Co.,
              6.20%, 02/01/2006...............................       251
   1,000    Niagara Mohawk Power Corp.,
              7.75%, 05/15/2006...............................     1,017
     140    Niagara Mohawk Power Corp.,
              9.75%, 11/01/2005...............................       140
     250    Northeast Utilities,
              3.30%, 06/01/2008...............................       239
     750    Progress Energy, Inc.,
              6.05%, 04/15/2007...............................       761
     250    Puget Sound Energy, Inc.,
              3.36%, 06/01/2008...............................       240
     300    Southwestern Public Service Co.,
              5.125%, 11/01/2006..............................       301
     270    Texas Eastern Transmission L.P.,
              5.25%, 07/15/2007...............................       271
                                                                --------
                                                                   3,615
                                                                --------
            Total corporate bonds: investment grade
              (cost $50,757)..................................  $ 46,191
                                                                --------
U.S. GOVERNMENT SECURITIES -- 14.3%
            FEDERAL HOME LOAN BANK -- 0.3%
$    400    3.00% 2008........................................  $    384
                                                                --------
            U.S. TREASURY SECURITIES -- 14.0%
   8,660    3.625% 2008 J.....................................    11,016
   9,155    4.00% 2007........................................     9,091
                                                                --------
                                                                  20,107
                                                                --------
            Total U.S. government securities
              (cost $16,659)..................................  $ 20,491
                                                                --------
U.S. GOVERNMENT AGENCIES -- 3.3%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.0%
$    540    6.00% 2031........................................  $    547
     668    6.00% 2031 -- 2032................................       675
     211    6.50% 2017........................................       217
                                                                --------
                                                                   1,439
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
     402    6.00% 2032 -- 2033................................       406
     118    6.50% 2032........................................       121
                                                                --------
                                                                     527
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.0%
$  1,874    6.00% 2030 -- 2032................................  $  1,897
     796    6.00% 2033........................................       810
     102    7.00% 2032........................................       107
                                                                --------
                                                                   2,814
                                                                --------
            Total U.S. government agencies
              (cost $4,900)...................................  $  4,780
                                                                --------
            Total long-term investments
              (cost $138,966).................................  $136,978
                                                                --------
SHORT-TERM INVESTMENTS -- 3.3%
            CONSUMER CYCLICAL -- 0.3%
$    500    Avery Dennison Corp.,
              4.19%, 06/07/2006 K.............................  $    500
                                                                --------
            REPURCHASE AGREEMENTS -- 3.0%
   1,420    BNP Paribas Repurchase Agreement,
              3.91%, 11/01/2005...............................     1,420
   1,420    RBS Greenwich Repurchase Agreement,
              3.92%, 11/01/2005...............................     1,420
   1,384    UBS Warburg Securities, Inc. Repurchase Agreement,
              3.92%, 11/01/2005...............................     1,384
                                                                --------
                                                                   4,224
                                                                --------
            Total short-term investments
              (cost $4,724)...................................  $  4,724
                                                                --------
            Total investments in securities
              (cost $143,690) O...............................  $141,702
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.46% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $143,697 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $    54
      Unrealized depreciation.........................   (2,049)
                                                        -------
      Net unrealized depreciation.....................  $(1,995)
                                                        =======

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $20,031, which represents 13.96% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.0%
            BASIC MATERIALS -- 4.5%
      60    Arch Coal, Inc. ..................................  $  4,629
      32    Century Aluminum Co. BH...........................       590
      25    Eagle Materials, Inc. ............................     2,632
      58    Intermagnetics General Corp. BH...................     1,666
     121    Jarden Corp. BH...................................     4,092
                                                                --------
                                                                  13,609
                                                                --------
            CAPITAL GOODS -- 1.0%
     105    Moog, Inc. Class A B..............................     3,121
                                                                --------
            CONSUMER CYCLICAL -- 11.6%
      57    Advance Auto Parts, Inc. BH.......................     2,153
     625    Corporacion GEO S.A. de C.V. B....................     1,929
      97    DSW, Inc. BH......................................     2,026
     128    GameStop Corp. Class A BH.........................     4,537
     344    Geox S.p.A. +.....................................     3,274
     189    Insight Enterprises, Inc. BH......................     3,886
     117    Persimmon plc +...................................     1,781
      81    Ross Stores, Inc. ................................     2,187
     118    Stewart and Stevenson Services, Inc. .............     2,819
     112    Stolt Offshore S.A. +BH...........................     1,158
     125    Stolt Offshore S.A. +BHM..........................     1,305
      67    Texas Roadhouse, Inc. BH..........................     1,054
     137    Too, Inc. BH......................................     3,904
      63    Washington Group International, Inc. BH...........     3,130
                                                                --------
                                                                  35,143
                                                                --------
            CONSUMER STAPLES -- 1.2%
     112    Peet's Coffee & Tea, Inc. BH......................     3,729
                                                                --------
            ENERGY -- 3.9%
      87    Cabot Oil & Gas Corp. ............................     3,981
      50    Cheniere Energy, Inc. BH..........................     1,876
      99    Range Resources Corp. ............................     3,532
     825    Singapore Petroleum Co., Ltd. +...................     2,349
                                                                --------
                                                                  11,738
                                                                --------
            FINANCE -- 15.7%
     253    Admiral Group plc +...............................     1,960
      48    Affiliated Managers Group, Inc. BH................     3,656
      13    AMCORE Financial, Inc. ...........................       377
     148    American Equity Investment Life Holding Co. ......     1,719
      98    Arch Capital Group Ltd. B.........................     4,835
      86    CB Richard Ellis Group, Inc. Class A B............     4,221
      44    IndyMac Bancorp, Inc. ............................     1,638
      92    iShares Russell 2000 Growth Index Fund............     6,048
   1,961    Melco International Development Ltd. +............     1,896
     164    Nasdaq Stock Market, Inc. BH......................     5,081
     134    Nuveen Investments, Inc. Class A..................     5,412
      17    Oil Service HOLDRs Trust..........................     2,040
      63    Pirelli & C. Real Estate S.p.A. +H................     3,474
      73    ProAssurance Corp. BH.............................     3,397
      71    Signature Bank BH.................................     2,061
                                                                --------
                                                                  47,815
                                                                --------
            HEALTH CARE -- 17.2%
     132    Abgenix, Inc. BH..................................     1,373
      85    Advanced Neuromodulation Systems, Inc. B..........     5,175

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
     145    Alkermes, Inc. BH.................................  $  2,358
     108    Amylin Pharmaceuticals, Inc. BH...................     3,631
     113    AtheroGenics, Inc. BH.............................     1,695
      87    Covance, Inc. BH..................................     4,220
     110    Endo Pharmaceuticals Holdings, Inc. BH............     2,956
     152    eResearch Technology, Inc. B......................     2,180
     200    Exelixis, Inc. BH.................................     1,547
     163    Human Genome Sciences, Inc. BH....................     1,365
      56    ICOS Corp. BH.....................................     1,515
      65    Kyphon, Inc. BH...................................     2,608
      93    Medicines Co. BH..................................     1,588
      70    Mentor Corp. .....................................     3,140
      68    Pharmaceutical Product Development, Inc. .........     3,890
      52    Respironics, Inc. B...............................     1,847
     411    Rite Aid Corp. BH.................................     1,438
      79    Salix Pharmaceuticals Ltd. BH.....................     1,418
      50    Schwarz Pharma AG +H..............................     2,894
     161    Symbion, Inc. B...................................     3,646
      76    Vertex Pharmaceuticals, Inc. BH...................     1,719
                                                                --------
                                                                  52,203
                                                                --------
            SERVICES -- 12.6%
      98    Advisory Board Co. BH.............................     4,718
     821    APN News & Media Ltd. +H..........................     2,923
      29    Bankrate, Inc. BH.................................       771
      39    Central European Media Enterprises Ltd. BH........     1,828
      44    CheckFree Corp. B.................................     1,854
      59    Corporate Executive Board Co. ....................     4,904
       8    Corrections Corp. of America BH...................       324
     171    DiamondCluster International, Inc. BH.............     1,101
     238    Foundry Networks, Inc. B..........................     2,833
      41    Jacobs Engineering Group, Inc. B..................     2,619
     312    La Quinta Corp. BH................................     2,601
      77    Lamar Advertising Co. BH..........................     3,457
      19    Monster Worldwide, Inc. BH........................       637
      53    Red Robin Gourmet Burgers, Inc. BH................     2,538
      91    Stericycle, Inc. BH...............................     5,221
                                                                --------
                                                                  38,329
                                                                --------
            TECHNOLOGY -- 24.0%
     135    American Tower Corp. Class A B....................     3,218
     163    AudioCodes Ltd. BH................................     1,839
      98    Checkpoint Systems, Inc. B........................     2,346
      82    Cognos, Inc. BH...................................     3,078
     183    Crown Castle International Corp. BH...............     4,476
     218    CSR plc +B........................................     2,779
     309    Entrust, Inc. BH..................................     1,374
       5    Equinix, Inc. B...................................       188
     244    Evergreen Solar, Inc. H...........................     2,010
      63    F5 Networks, Inc. BH..............................     3,282
      45    Hologic, Inc. BH..................................     2,511
      36    Itron, Inc. BH....................................     1,546
      36    Ituran Location and Control Ltd. BH...............       473
      89    Microsemi Corp. B.................................     2,061
     433    Opsware, Inc. BH..................................     2,226
     299    Red Hat, Inc. BH..................................     6,931
     246    Redback Networks, Inc. BH.........................     2,587

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      99    Salesforce.com, Inc. BH...........................  $  2,467
      79    SiRF Technology Holdings, Inc. BH.................     2,036
     107    SRA International, Inc. BH........................     3,503
     184    THQ, Inc. BH......................................     4,260
      38    TomTom N.V. +B....................................     1,448
     316    UbiquiTel, Inc. BH................................     2,730
     271    Verifone Holdings, Inc. BH........................     6,298
      93    Verint Systems, Inc. BH...........................     3,557
      63    Websense, Inc. BH.................................     3,703
                                                                --------
                                                                  72,927
                                                                --------
            TRANSPORTATION -- 4.7%
      64    Forward Air Corp. ................................     2,279
     107    GOL Linhas Aereas Inteligentes S.A. ADR H.........     3,696
     782    Grupo Aeroportuario del Sureste S.A. de C.V. .....     2,536
     121    JetBlue Airways Corp. B...........................     2,257
     134    Knight Transportation, Inc. ......................     3,657
                                                                --------
                                                                  14,425
                                                                --------
            UTILITIES -- 0.6%
       8    Q-Cells AG BM.....................................       406
      28    Q-Cells AG B......................................     1,543
                                                                --------
                                                                   1,949
                                                                --------
            Total common stock
              (cost $243,987).................................  $294,988
                                                                --------
PREFERRED STOCKS -- 0.6%
            UTILITIES -- 0.6%
      39    NRG Energy, Inc. BH...............................  $  1,692
                                                                --------
            Total preferred stocks
              (cost $1,859)...................................  $  1,692
                                                                --------
            Total long-term investments
              (cost $245,846).................................  $296,680
                                                                ========
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 30.4%
            REPURCHASE AGREEMENTS -- 4.3%
 $   445    Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    445
   4,926    Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     4,926
   3,154    J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     3,154
   4,667    UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................     4,667
                                                                --------
                                                                  13,192
                                                                --------
                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 26.1%
  78,943    Navigator Prime Portfolio.........................  $ 78,943
                                                                --------
PRINCIPAL
 AMOUNT
---------
 $    48    U.S. Treasury Bonds,
              6.50%, 11/15/2026...............................        60
      16    U.S. Treasury Bonds,
              7.125%, 02/15/2023..............................        20
     233    U.S. Treasury Bonds,
              7.50%, 11/15/2016...............................       298
                                                                --------
                                                                  79,321
                                                                --------
            Total short-term investments
              (cost $92,513)..................................  $ 92,513
                                                                --------
            Total investments in securities
              (cost $338,359) O...............................  $389,193
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.06% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $27,241, which represents 8.96% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $338,588 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $57,985
      Unrealized depreciation.........................   (7,380)
                                                        -------
      Net unrealized appreciation.....................  $50,605
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $1,711, which represents 0.56% of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                               TRANSACTION          VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                               -----------          ------          --------          --------          --------------
Euro                                         Sell               $590             $598           11/01/2005              $ 8
Euro                                         Sell                 10               10           11/01/2005               @@
British Pound                                 Buy                235              235           11/03/2005               @@
                                                                                                                        ---
                                                                                                                        $ 8
                                                                                                                        ===

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.1%
            BASIC MATERIALS -- 4.7%
      42    Carpenter Technology Corp. .......................  $  2,557
      15    Cascade Corp. ....................................       711
     207    Century Aluminum Co. B............................     3,765
      16    Eagle Materials, Inc. ............................     1,725
      48    Longview Fibre Co. ...............................       910
      36    Mueller Industries, Inc. .........................       977
      20    NS Group, Inc. B..................................       675
      29    Timken Co. .......................................       831
     128    Titan International, Inc. H.......................     2,275
                                                                --------
                                                                  14,426
                                                                --------
            CAPITAL GOODS -- 3.4%
      28    Albany International Corp. Class A................     1,089
      25    Briggs & Stratton Corp. ..........................       793
      35    CyberOptics Corp. B...............................       457
      67    Graco, Inc. ......................................     2,289
      33    Lennox International, Inc. .......................       926
      35    Lone Star Technologies, Inc. B....................     1,578
      20    Nordson Corp. ....................................       755
      29    Photronics, Inc. B................................       524
      99    Tempur-Pedic International, Inc. B................     1,095
      31    Toro Co. .........................................     1,125
                                                                --------
                                                                  10,631
                                                                --------
            CONSUMER CYCLICAL -- 9.0%
      50    CKE Restaurants, Inc. ............................       630
      51    Click Commerce, Inc. BH...........................       939
      43    DSW, Inc. BH......................................       904
      95    Genesco, Inc. B...................................     3,503
      34    IKON Office Solutions, Inc. ......................       342
      18    Jack in the Box, Inc. B...........................       526
      67    JAKKS Pacific, Inc. BH............................     1,235
      27    Kenneth Cole Productions, Inc. Class A............       672
      21    K-Swiss, Inc. Class A.............................       633
      23    McGrath Rentcorp..................................       651
       3    MWI Veterinary Supply, Inc. B.....................        56
      54    Noble International Ltd. .........................     1,259
      30    Panera Bread Co. Class A B........................     1,776
     100    Skechers U.S.A., Inc. Class A B...................     1,261
     135    Standard-Pacific Corp. ...........................     5,200
      71    Stewart and Stevenson Services, Inc. .............     1,689
      67    Stride Rite Corp. ................................       878
      79    Talbots, Inc. ....................................     2,064
      92    Timberland Co. Class A B..........................     2,590
      38    WCI Communities, Inc. B...........................       943
                                                                --------
                                                                  27,751
                                                                --------
            ENERGY -- 7.3%
      47    Cabot Oil & Gas Corp. ............................     2,154
      17    Cheniere Energy, Inc. BH..........................       633
      57    Chesapeake Energy Corp. ..........................     1,814
      98    Energy Partners Ltd. B............................     2,494
     104    Frontier Oil Corp. ...............................     3,824
      54    Giant Industries, Inc. B..........................     3,083
      19    Houston Exploration Co. B.........................       964
     159    Meridian Resource Corp. B.........................       719

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            ENERGY -- (CONTINUED)
     189    PetroQuest Energy, Inc. B.........................  $  1,838
      33    St. Mary Land & Exploration Co. ..................     1,105
      32    Swift Energy Co. B................................     1,375
      13    Tesoro Corp. .....................................       777
      37    Vintage Petroleum, Inc. ..........................     1,941
                                                                --------
                                                                  22,721
                                                                --------
            FINANCE -- 10.3%
      24    Aaron Rents, Inc. ................................       469
      50    Advanta Corp. Class B.............................     1,413
      51    Affiliated Managers Group, Inc. B.................     3,907
      91    American Capital Strategies Ltd. .................     3,422
      20    American Home Mortgage Investment Corp. ..........       549
      98    Apsen Insurance Holdings Ltd. ....................     2,380
      43    Arch Capital Group Ltd. B.........................     2,114
      15    City Holding Co. .................................       564
      21    CompuCredit Corp. B...............................       907
      49    Ditech Communications Corp. B.....................       309
      32    First Community Bancorp...........................     1,630
      29    Gold Banc Corporation, Inc. ......................       434
     128    IndyMac Bancorp, Inc. H...........................     4,774
      20    Irwin Financial Corp. ............................       419
      21    James River Group, Inc. B.........................       399
      32    Movie Gallery, Inc. H.............................       221
      33    Platinum Underwriters Holdings Ltd. ..............       949
     116    Rent-Way, Inc. B..................................       714
     234    Scottish Re Group Ltd. ...........................     5,754
      13    Taylor Capital Group, Inc. .......................       522
                                                                --------
                                                                  31,850
                                                                --------
            HEALTH CARE -- 19.6%
     289    Abgenix, Inc. B...................................     3,007
     152    Alkermes, Inc. B..................................     2,483
      38    Alliance Imaging, Inc. B..........................       260
      32    Amedisys, Inc. B..................................     1,215
      26    American Healthways, Inc. B.......................     1,042
      72    American Retirement Corp. B.......................     1,366
     153    Amylin Pharmaceuticals, Inc. BH...................     5,134
     224    Applera Corp. -- Celera Genomics Group B..........     2,661
      56    Cantel Medical Corp. B............................     1,078
     147    Ciphergen Biosystems, Inc. B......................       287
      26    CNS, Inc. ........................................       678
     175    CV Therapeutics, Inc. B...........................     4,380
      38    Diagnostic Products Corp. ........................     1,604
      40    DJ Orthopedics, Inc. B............................     1,175
     275    Encysive Pharmaceuticals, Inc. B..................     2,884
     302    Exelixis, Inc. B..................................     2,338
      27    Genesis HealthCare Corp. B........................     1,104
      76    Haemonetics Corp. B...............................     3,673
      86    Human Genome Sciences, Inc. B.....................       714
     113    Incyte Corp. B....................................       565
      39    Kos Pharmaceuticals, Inc. B.......................     2,358
      81    Kosan Biosciences, Inc. B.........................       574
      26    LifePoint Hospitals, Inc. B.......................       997
      14    Longs Drug Stores Corp. ..........................       567
      31    Mentor Corp. .....................................     1,409

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     264    NPS Pharmaceuticals, Inc. BH......................  $  2,603
     128    Nu Skin Enterprises, Inc. Class A.................     2,149
      66    Onyx Pharmaceuticals, Inc. BH.....................     1,688
      47    OSI Pharmaceuticals, Inc. B.......................     1,086
      29    Pharmion Corp. B..................................       542
     193    Regeneron Pharmaceuticals, Inc. B.................     2,412
      70    Salix Pharmaceuticals Ltd. B......................     1,261
      32    Sierra Health Services, Inc. B....................     2,408
      78    STERIS Corp. .....................................     1,777
      33    Surmodics, Inc. BH................................     1,292
                                                                --------
                                                                  60,771
                                                                --------
            SERVICES -- 12.1%
      54    Adesa, Inc. ......................................     1,158
      28    Advisory Board Co. B..............................     1,351
      35    Advo, Inc. .......................................       863
      67    Allscripts Healthcare Solutions, Inc. BH..........     1,066
      61    Ameristar Casinos, Inc. ..........................     1,303
     208    BISYS Group, Inc. B...............................     2,631
      55    Bluegreen Corp. B.................................       839
      72    Central European Media Enterprises Ltd. B.........     3,338
      36    Cerner Corp. BH...................................     3,023
      38    Convergys Corp. B.................................       624
      29    CPI Corp. ........................................       513
     187    Cumulus Media, Inc. Class A B.....................     2,275
     478    Digital Generation Systems, Inc. B................       268
      92    Digital River, Inc. BH............................     2,585
      31    eFunds Corp. B....................................       637
      73    Epicor Software Corp. B...........................       899
      42    Gevity HR, Inc. ..................................     1,079
     108    Heidrick & Struggles International, Inc. B........     3,473
      82    Imergent, Inc. BH.................................       258
      35    ITT Educational Services, Inc. B..................     1,924
      14    John H. Harland Co. ..............................       591
      68    Journal Register Co. .............................     1,090
      72    Lin TV Corp. Class A B............................       920
      15    MAXIMUS, Inc. ....................................       540
      23    MTS Systems Corp. ................................       899
      52    Playboy Enterprises Class B B.....................       780
      54    Regent Communications, Inc. B.....................       274
      40    WorldSpace, Inc. BH...............................       527
      83    Wright Express Corp. B............................     1,783
                                                                --------
                                                                  37,511
                                                                --------
            TECHNOLOGY -- 23.9%
     132    Acxiom Corp. .....................................     2,810
      30    Altiris, Inc. B...................................       500
      57    Blackbaud, Inc. ..................................       825
      63    Cabot Microelectronics Corp. BH...................     1,846
      27    Comtech Telecommunications Corp. B................     1,024
     159    Corillian Corp. B.................................       502
      33    Cree, Inc. BH.....................................       803
     226    CSG Systems International, Inc. B.................     5,311

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
      66    Diodes, Inc. B....................................  $  2,393
      75    Emulex Corp. B....................................     1,381
     130    Fairchild Semiconductor International, Inc. B.....     2,008
     138    FuelCell Energy, Inc. BH..........................     1,212
      75    General Communication, Inc. Class A B.............       718
      13    Global Imaging Systems, Inc. B....................       467
      80    Hutchinson Technology, Inc. BH....................     1,986
     118    Hyperion Solutions Corp. B........................     5,711
      31    Infospace, Inc. B.................................       771
      84    Innovative Solutions & Support, Inc. BH...........     1,200
     201    Intervoice, Inc. B................................     1,870
      34    j2 Global Communications, Inc. BH.................     1,490
      51    Komag, Inc. B.....................................     1,368
      31    Kronos, Inc. B....................................     1,435
      32    Lojack Corp. B....................................       616
      98    MEMC Electronic Materials, Inc. B.................     1,760
      89    Micrel, Inc. B....................................       892
      16    MicroStrategy, Inc. B.............................     1,106
      23    Multi-Fineline Electronix, Inc. B.................       618
      37    Novatel, Inc. B...................................     1,062
     634    ON Semiconductor Corp. B..........................     2,942
      87    Perot Systems Corp. Class A B.....................     1,200
     297    Premiere Global Services, Inc. B..................     2,517
      31    QAD, Inc. ........................................       247
     104    Radyne Corp. B....................................     1,216
     113    Serena Software, Inc. B...........................     2,467
      80    Sigmatel, Inc. B..................................     1,090
      39    Sybase, Inc. B....................................       866
     117    Take-Two Interactive Software, Inc. BH............     2,412
     225    THQ, Inc. B.......................................     5,222
      48    Transaction Systems Architects, Inc. B............     1,286
     213    Trizetto Group, Inc. BH...........................     3,015
     148    UbiquiTel, Inc. B.................................     1,275
     196    United Online, Inc. ..............................     2,632
      29    Varian Semiconductor Equipment Associates, Inc.
              B...............................................     1,108
      48    WebEx Communications, Inc. B......................     1,091
                                                                --------
                                                                  74,271
                                                                --------
            TRANSPORTATION -- 5.2%
      77    Arkansas Best Corp. ..............................     2,969
      38    General Maritime Corp. H..........................     1,421
      74    Knight Transportation, Inc. ......................     2,013
     162    Werner Enterprises, Inc. .........................     2,898
     106    World Air Holdings, Inc. B........................     1,110
     126    Yellow Roadway Corp. B............................     5,722
                                                                --------
                                                                  16,133
                                                                --------
            UTILITIES -- 0.6%
     155    Sierra Pacific Resources B........................     2,002
                                                                --------
            Total common stock
              (cost $277,580).................................  $298,067
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 SHORT-TERM INVESTMENTS -- 13.3%
            REPURCHASE AGREEMENT -- 3.1%
 $ 9,750    Deutsche Bank Repurchase Agreement,
              3.93%, 11/01/2005...............................  $  9,750
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITIES LENDING -- 10.1%
  31,220    BNY Institutional Cash Reserve Fund...............  $ 31,220
                                                                --------
PRINCIPAL
 AMOUNT
---------
            US TREASURY BILL -- 0.1%
 $   200    US Treasury Bill,
              3.53%, 12/29/2005 Z[ ]..........................  $    199
                                                                --------
            Total short-term investments
              (cost $41,169)..................................  $ 41,169
                                                                --------
            Total investments in securities
              (cost $318,749) O...............................  $339,236
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.11% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $319,625 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 40,443
      Unrealized depreciation........................   (20,832)
                                                       --------
      Net unrealized appreciation....................  $ 19,611
                                                       ========

  B   Currently non-income producing.

  H   Security is partially on loan at October 31, 2005.

  Z The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 [ ] Security pledged as initial margin deposit for open futures contracts at October 31, 2005.

     FUTURES CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2005.

                                                                     UNREALIZED
                                                                    APPRECIATION
                            NUMBER OF                              (DEPRECIATION)
      DESCRIPTION           CONTRACTS   POSITION    EXPIRATION     AT 10/31/2005
      -----------           ---------   --------   -------------   --------------
      Russell Mini Futures     70         Long     December 2005        $(88)
                                                                        ====

     These contracts had a market value of $4,544 as of October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 99.9%
            BASIC MATERIALS -- 5.2%
    219     3M Co. ...........................................  $   16,617
    248     BHP Billiton Ltd. ADR.............................       7,685
    392     Dow Chemical Co. .................................      17,954
     69     DuPont (E.I.) de Nemours & Co. ...................       2,885
    129     Peabody Energy Corp. .............................      10,067
    332     Rio Tinto plc +...................................      12,641
                                                                ----------
                                                                    67,849
                                                                ----------
            CAPITAL GOODS -- 5.6%
    224     Boeing Co. .......................................      14,466
    470     Caterpillar, Inc. ................................      24,702
    102     Goodrich Corp. ...................................       3,679
     80     Illinois Tool Works, Inc. ........................       6,781
    167     Ingersoll-Rand Co. Class A........................       6,296
    336     United Technologies Corp. ........................      17,214
                                                                ----------
                                                                    73,138
                                                                ----------
            CONSUMER CYCLICAL -- 10.4%
    139     Best Buy Co., Inc. H..............................       6,139
    413     Carnival Corp. ...................................      20,529
    111     Costco Wholesale Corp. H..........................       5,373
    710     Dollar General Corp. .............................      13,797
    306     Federated Department Stores, Inc. ................      18,773
    804     Gap, Inc. H.......................................      13,884
    613     Home Depot, Inc. H................................      25,170
    185     Pulte Homes, Inc. ................................       6,991
    513     Toyota Motor Corp. +..............................      23,797
                                                                ----------
                                                                   134,453
                                                                ----------
            CONSUMER STAPLES -- 5.7%
    340     Archer Daniels Midland Co. .......................       8,293
    307     Coca-Cola Co. ....................................      13,112
    443     PepsiCo, Inc. ....................................      26,184
    463     Procter & Gamble Co. .............................      25,912
                                                                ----------
                                                                    73,501
                                                                ----------
            ENERGY -- 7.3%
     88     Chevron Corp. ....................................       5,024
    248     ConocoPhillips....................................      16,240
    520     Exxon Mobil Corp. ................................      29,204
    160     GlobalSantaFe Corp. ..............................       7,137
     71     Occidental Petroleum Corp. H......................       5,569
     71     Schlumberger Ltd. ................................       6,408
     91     Total S.A. ADR H..................................      11,405
    266     Williams Cos., Inc. ..............................       5,938
    164     XTO Energy, Inc. .................................       7,119
                                                                ----------
                                                                    94,044
                                                                ----------
            FINANCE -- 20.7%
    647     American International Group, Inc. ...............      41,916
    598     Bank of America Corp. H...........................      26,174
    688     Citigroup, Inc. ..................................      31,492
     26     Countrywide Financial Corp. ......................         826
    169     Credit Suisse Group ADR...........................       7,480
    261     Federal National Mortgage Association.............      12,388
    109     General Growth Properties, Inc. ..................       4,631

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
    107     Goldman Sachs Group, Inc. ........................  $   13,458
    893     MBNA Corp. .......................................      22,834
      1     Mitsubishi UFJ Financial Group, Inc. +............      16,050
     54     ORIX Corp. +......................................      10,200
    585     St. Paul Travelers Cos., Inc. ....................      26,342
    396     State Street Corp. ...............................      21,860
    152     UBS AG H..........................................      13,022
  2,593     UniCredito Italiano S.p.A. +......................      14,481
     24     Washington Mutual, Inc. ..........................         942
     43     Wellpoint, Inc. B.................................       3,174
                                                                ----------
                                                                   267,270
                                                                ----------
            HEALTH CARE -- 12.5%
    360     Abbott Laboratories...............................      15,502
    244     Amgen, Inc. B.....................................      18,516
    109     AstraZeneca plc +.................................       4,879
    129     AstraZeneca plc ADR H.............................       5,770
    146     Cardinal Health, Inc. ............................       9,139
     99     Forest Laboratories, Inc. B.......................       3,761
     58     Genzyme Corp. B...................................       4,172
    613     Lilly (Eli) & Co. ................................      30,496
    452     Medtronic, Inc. ..................................      25,610
    289     Quest Diagnostics, Inc. ..........................      13,485
     31     Roche Holding AG +................................       4,688
    307     Sanofi-Aventis S.A. ADR...........................      12,321
    681     Schering-Plough Corp. ............................      13,854
                                                                ----------
                                                                   162,193
                                                                ----------
            SERVICES -- 4.7%
    606     Accenture Ltd. Class A............................      15,954
    111     Comcast Corp. Class A BH..........................       3,095
    266     Univision Communications, Inc. Class A BH.........       6,956
    413     Viacom, Inc. Class B..............................      12,775
    378     Walt Disney Co. ..................................       9,222
    438     XM Satellite Radio Holdings, Inc. Class A BH......      12,616
                                                                ----------
                                                                    60,618
                                                                ----------
            TECHNOLOGY -- 26.3%
    792     Applied Materials, Inc. ..........................      12,978
    956     AT&T Corp. H......................................      18,916
  1,853     Cisco Systems, Inc. B.............................      32,340
    371     Corning, Inc. B...................................       7,459
    304     EMC Corp. B.......................................       4,238
    571     First Data Corp. .................................      23,089
    971     Flextronics International Ltd. B..................       9,016
  1,242     General Electric Co. .............................      42,113
    428     Hewlett-Packard Co. ..............................      11,996
    185     Intel Corp. ......................................       4,355
    140     International Business Machines Corp. ............      11,463
     82     KLA-Tencor Corp. .................................       3,810
    218     Lexmark International, Inc. ADR B.................       9,051
  1,939     Microsoft Corp. ..................................      49,835
    154     Motorola, Inc. ...................................       3,406
     47     Samsung Electronics Co., Ltd. +...................      25,108
    198     Sony Corp. +......................................       6,482
  1,056     Sprint Nextel Corp. ..............................      24,613

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
  1,557     Time Warner, Inc. ................................  $   27,763
    356     Yahoo!, Inc. BH...................................      13,143
                                                                ----------
                                                                   341,174
                                                                ----------
            TRANSPORTATION -- 0.5%
    432     Southwest Airlines Co. ...........................       6,916
                                                                ----------
            UTILITIES -- 1.0%
    252     Exelon Corp. .....................................      13,106
                                                                ----------
            Total common stock
              (cost $1,207,033)...............................  $1,294,262
                                                                ----------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.9%
            REPURCHASE AGREEMENTS -- 0.2%
  $  93     Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $       93
  1,035     Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................       1,035
    663     J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................         663
    981     UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................         981
                                                                ----------
                                                                     2,772
                                                                ----------
                                                                 MARKET
SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 7.7%
 99,899     BNY Institutional Cash Reserve Fund...............  $   99,899
                                                                ----------
            Total short-term investments
              (cost $102,671).................................  $  102,671
                                                                ----------
            Total investments in securities (cost $1,309,704)
              O...............................................  $1,396,933
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.70% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $118,326, which represents 9.13% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $1,332,765 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 96,419
      Unrealized depreciation........................   (32,251)
                                                       --------
      Net unrealized appreciation....................  $ 64,168
                                                       ========

B    Currently non-income producing.

 H   Security is fully or partially on loan at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
            DESCRIPTION                     TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
            -----------                     -----------         ------         --------         ----------         --------------
Japanese Yen                                   Sell              $917            $926           11/01/2005               $9
                                                                                                                         ==

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2010 FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   AFFILIATED INVESTMENT COMPANIES -- 90.2%
EQUITY FUNDS -- 51.2%
   @@       Hartford Capital Appreciation Fund, Class Y B.....    $ 3
   @@       Hartford Disciplined Equity Fund, Class Y.........      4
   @@       Hartford Growth Fund, Class Y B...................      1
   @@       Hartford Growth Opportunities Fund, Class Y B.....      1
   @@       Hartford International Capital Appreciation Fund,
              Class Y B.......................................      1
   @@       Hartford International Opportunities Fund, Class Y
              B...............................................      2
   @@       Hartford MidCap Value Fund, Class Y...............      1
   @@       Hartford Select Midcap Growth Fund, Class Y B.....      1
   @@       Hartford Small Company Fund, Class Y B............      1
   @@       Hartford SmallCap Growth Fund, Class Y B..........      2
   @@       Hartford Value Fund, Class Y......................      1
   @@       Hartford Value Opportunities Fund, Class Y B......      3
                                                                  ---
            Total equity funds
              (cost $21)......................................    $21
                                                                  ---
FIXED INCOME FUNDS -- 39.0%
   @@       Hartford High Yield Fund, Class Y.................      1
   @@       Hartford Inflation Plus Fund, Class Y.............      5
   @@       Hartford Short Duration Fund, Class Y.............      5
   @@       Hartford Total Return Bond Fund, Class Y..........      5
                                                                  ---
            Total fixed income funds
              (cost $17)......................................    $16
                                                                  ---
            Total investments in affiliated
              investment companies
              (cost $38) O....................................    $37
                                                                  ===

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $38 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $@@
      Unrealized depreciation.............................   (1)
                                                            ---
      Net unrealized depreciation.........................  $(1)
                                                            ===

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2020 FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   AFFILIATED INVESTMENT COMPANIES -- 75.3%
EQUITY FUNDS -- 49.4%
    @@      Hartford Capital Appreciation Fund, Class Y B.....   $ 13
     1      Hartford Disciplined Equity Fund, Class Y.........     16
    @@      Hartford Growth Fund, Class Y B...................      5
    @@      Hartford Growth Opportunities Fund, Class Y B.....      4
    @@      Hartford International Capital Appreciation Fund,
              Class Y B.......................................      4
    @@      Hartford International Opportunities Fund, Class Y
              B...............................................      4
    @@      Hartford International Small Company Fund, Class
              Y...............................................      3
    @@      Hartford MidCap Value Fund, Class Y...............      4
    @@      Hartford Select Midcap Growth Fund, Class Y B.....      4
    @@      Hartford Small Company Fund, Class Y B............      4
    @@      Hartford SmallCap Growth Fund, Class Y B..........      7
    @@      Hartford Value Fund, Class Y......................      5
     1      Hartford Value Opportunities Fund, Class Y B......     13
                                                                 ----
            Total equity funds
              (cost $84)......................................   $ 86
                                                                 ----
FIXED INCOME FUNDS -- 25.9%
     1      Hartford Floating Rate Fund, Class Y..............      6
    @@      Hartford High Yield Fund, Class Y.................      3
     1      Hartford Inflation Plus Fund, Class Y.............     12
     1      Hartford Short Duration Fund, Class Y.............     10
     1      Hartford Total Return Bond Fund, Class Y..........     14
                                                                 ----
            Total fixed income funds
              (cost $46)......................................   $ 45
                                                                 ----
            Total investments in affiliated
              investment companies
              (cost $130) O...................................   $131
                                                                 ====

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $130 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $   1
      Unrealized depreciation.............................     --
                                                            -----
      Net unrealized appreciation.........................  $   1
                                                            =====

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2030 FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   AFFILIATED INVESTMENT COMPANIES -- 89.7%
EQUITY FUNDS -- 71.8%
   @@       Hartford Capital Appreciation Fund, Class Y B.....    $ 4
   @@       Hartford Disciplined Equity Fund, Class Y.........      5
   @@       Hartford Growth Fund, Class Y B...................      2
   @@       Hartford Growth Opportunities Fund, Class Y B.....      1
   @@       Hartford International Capital Appreciation Fund,
              Class Y B.......................................      2
   @@       Hartford International Opportunities Fund, Class
              Y...............................................      1
   @@       Hartford International Small Company Fund, Class Y
              B...............................................      1
   @@       Hartford MidCap Value Fund, Class Y...............      1
   @@       Hartford Select Midcap Growth Fund, Class Y B.....      1
   @@       Hartford Small Company Fund, Class Y B............      2
   @@       Hartford SmallCap Growth Fund, Class Y B..........      3
   @@       Hartford Value Fund, Class Y......................      1
   @@       Hartford Value Opportunities Fund, Class Y B......      4
                                                                  ---
            Total equity funds
              (cost $29)......................................    $28
                                                                  ---
FIXED INCOME FUNDS -- 17.9%
   @@       Hartford Inflation Plus Fund, Class Y.............    $ 3
   @@       Hartford Short Duration Fund, Class Y.............      1
   @@       Hartford Total Return Bond Fund, Class Y..........      3
                                                                  ---
            Total fixed income funds
              (cost $7).......................................    $ 7
                                                                  ---
            Total investments in affiliated
              investment companies
              (cost $36) O....................................    $35
                                                                  ===

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $36 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $@@
      Unrealized depreciation.............................   (1)
                                                            ---
      Net unrealized depreciation.........................  $(1)
                                                            ===

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 94.0%
            GENERAL OBLIGATIONS -- 21.3%
  $ 100     Azusa, CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove GO
              09/01/2021......................................  $   101
     50     Beaumont, CA,
              7.25%, FA Rev GO
              09/01/2020......................................       53
    500     California Infrastructure & Econ Dev,
              5.00%, Bay Area Toll Bridges GO FSA
              07/01/2022......................................      522
    900     California Kindergarten University,
              2.69%, 05/01/2034 K.............................      900
    400     Contra Costa County, CA,
              5.625%, Public FA Tax Alloc Rev GO 08/01/2033...      412
    200     Elk Grove, CA,
              5.85%, Special Tax East Franklin Comm #02-1 GO
              08/01/2036......................................      213
     57     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assess #2002-3 GO 09/02/2027....................       59
    300     Oceanside, CA,
              5.70%, Comm Dev GO 09/01/2025...................      312
    100     Perris, CA,
              6.25%, Public FA Local Agency Rev GO
              09/01/2033......................................      107
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 07/01/2030........................      261
    300     Puerto Rico Commonwealth,
              5.25%, Public Improvement GO 07/01/2019.........      317
    200     Roseville, CA,
              5.25%, Special Tax CFD#1 09/01/2025.............      202
    425     Solano, CA,
              5.25%, GO MBIA 11/01/2021.......................      453
    110     University Virgin Islands,
              5.00%, GO 12/01/2021............................      111
                                                                -------
                                                                  4,023
                                                                -------
            HEALTH CARE/SERVICES -- 8.0%
    200     California ABAG FA for Non-Profit Corp,
              5.375%, San Diego Hospital Association
              03/01/2021......................................      207
    250     California Health Fac FA,
              5.25%, Catholic Healthcare West 07/01/2023......      259
    300     California Public Works Board,
              5.00% Dept of Health Services Richmond Lab
              11/01/2030......................................      305
    200     California Public Works Board,
              5.375%, Dept of Mental Health Patton
              04/01/2028......................................      210

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HEALTH CARE/SERVICES -- (CONTINUED)
  $ 250     California State Comm Dev Auth,
              5.25%, Daughter of Charity Health 07/01/2030....  $   254
    250     California State Comm Dev Auth,
              6.00%, Health Fac Memorial Health Services Rev
              10/01/2023......................................      274
                                                                -------
                                                                  1,509
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 14.5%
    455     California Educational Fac Auth,
              5.00%, 10/01/2025...............................      455
    630     California Educational Fac Auth,
              5.00%, 04/01/2030...............................      634
    180     California Educational Fac Auth,
              5.00%, La Verne Univ 06/01/2031 I...............      178
    175     California State Comm DA,
              4.875%, 10/01/2035..............................      168
    250     California State Comm DA,
              6.75%, John F. Kennedy Univ Rev 10/01/2033......      261
  1,000     California State Univ Rev,
              5.00%, 11/01/2028...............................    1,034
                                                                -------
                                                                  2,730
                                                                -------
            HOUSING (HFA'S, ETC.) -- 3.4%
    650     California State Econ Recovery,
              2.73%, 01/01/2012 K.............................      650
                                                                -------
            LAND DEVELOPMENT -- 8.3%
    350     Burbank, CA,
              5.50%, FA Rev South San Fernando Redev Proj B
              12/01/2023......................................      359
    400     Fontana, CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj 10/01/2027.....................      411
    250     Oakland, CA,
              5.25%, Redev Agency Colliseum Area Redev Tax
              Allocation 09/01/2033...........................      254
    200     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              09/01/2026......................................      203
    175     San Diego, CA,
              5.30%, Redev Agency Tax Allocation North Park
              Redev Proj 09/01/2016...........................      179
    150     San Diego, CA,
              5.60%, Redev Agency Tax Allocation North Bay
              Redev Proj 09/01/2017...........................      156
                                                                -------
                                                                  1,562
                                                                -------
            MISCELLANEOUS -- 16.2%
    200     California Kings River Conservation Dist,
              5.00%, Rev Ref Partner Peaking Project
              05/01/2013......................................      209
    400     Huntington Park, CA,
              5.25%, Public FA Rev Ref 09/01/2019.............      436

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
  $ 135     Indio, CA,
              5.00%, Public FA Rev Local Agency 09/02/2014....  $   135
  1,000     Kern County, CA,
              6.00%, California Tobacco Securitization Agency
              06/01/2029......................................    1,070
    250     Lake Elsinore, CA,
              5.15%, Comm Fac Dist #3 -- Area #1 Special Tax
              09/01/2025......................................      248
    100     Lake Elsinore, CA,
              5.85%, Comm Fac Dist #2-A Special Tax
              Improvement 09/01/2024..........................      103
    310     Long Beach, CA,
              5.00%, Harbor Rev Ref 05/15/2015................      327
    250     Sacramento, CA,
              5.00%, North Natomas Comm Fac 09/01/2025........      247
    250     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              07/01/2022......................................      269
                                                                -------
                                                                  3,044
                                                                -------
            POLLUTION CONTROL -- 1.3%
    250     California PCR,
              3.50%, Pacific Gas & Elec 12/01/2023............      251
                                                                -------
            PUBLIC FACILITIES -- 7.8%
    250     California Public Works Board,
              5.00%, Dept of Corrections Ref 12/01/2018.......      263
    100     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 09/01/2022...............................      104
    100     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              09/01/2032......................................      102
    110     Moreno Valley, CA,
              5.60%, USD Comm Fac Special Tax #2002-1
              09/01/2017......................................      112
    100     Orange County, CA,
              5.20%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 08/15/2019................................      102
    200     Orange County, CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 08/15/2022................................      203
    250     Tustin, CA,
              5.60%, USD Comm Fac Dist Special Tax #97 Jr Lien
              09/01/2029......................................      251
    200     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10/01/2021......................................      206
    125     William S. Hart USD,
              5.85%, Comm Fac Dist #2002-1 Special Tax
              09/01/2022......................................      126
                                                                -------
                                                                  1,469
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            UTILITIES -- COMBINED -- 1.5%
  $ 250     California State Water Dept,
              5.875%, Res Power Supply Rev 05/01/2016.........  $   277
                                                                -------
            UTILITIES -- GAS -- 1.7%
    300     Chula Vista, CA,
              5.30%, IDR Daily San Diego Gas 07/01/2021.......      317
                                                                -------
            UTILITIES -- WATER AND SEWER -- 7.9%
    500     Atwater, CA,
              5.50%, Public FA Sewer & Water Project
              05/01/2028......................................      507
    250     Big Bear Muni Water Dist,
              5.00%, 1991 Ref Lake Imports 11/01/2024.........      247
    100     Eastern California Muni Water Dist,
              5.70%, Improvement Area A #2001-2 Comm Fac
              Special Tax 09/01/2018..........................      101
    250     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 06/01/2035......      263
    150     Lee Lake, CA,
              5.75%, Water Dist Comm Fac Dist #3 Special Tax
              Retreat 09/01/2023..............................      155
    200     Santa Margarita, CA,
              6.00%, Water Dist #99-1 Special Tax Comm Fac
              09/01/2030......................................      210
                                                                -------
                                                                  1,483
                                                                -------
            WASTE DISPOSAL -- 2.1%
    375     Stockton, CA,
              5.20%, Wastewater Sys Proj MBIA 09/01/2029......      392
                                                                -------
            Total municipal bonds
              (cost $17,326)..................................  $17,707
                                                                -------

 SHARES
---------
 SHORT-TERM INVESTMENTS -- 3.7%
            FINANCE -- 3.7%
  $ 689     Dreyfus Basic California Municipal Money Market
              Fund, current rate -- 2.22% K...................  $   689
                                                                -------
            Total short-term investments
              (cost $689).....................................  $   689
                                                                -------
            Total investments in securities
              (cost $18,015) O................................  $18,396
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $18,015 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $440
      Unrealized depreciation............................   (59)
                                                           ----
      Net unrealized appreciation........................  $381
                                                           ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  I The cost of securities purchased on a when-issued basis at October 31, 2005 was $178.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 96.7%
            AIRPORT REVENUES -- 4.4%
 $  500     Minneapolis & St Paul, MN,
              5.00%, Airport Commission 01/01/2035............  $   511
  1,000     Minneapolis & St. Paul, MN,
              5.625%, Airport Commission FGIC AMT
              01/01/2018......................................    1,060
                                                                -------
                                                                  1,571
                                                                -------
            GENERAL OBLIGATIONS -- 21.0%
  1,000     Anoka-Hennepin County, MN,
              5.00%, ISD #11 GO Credit Enhancement Prog
              02/01/2015......................................    1,048
  1,300     Becker, MN,
              6.00%, ISD #726 GO FSA 02/01/2017...............    1,421
    500     Brainerd, MN,
              5.375%, ISD #181 GO FGIC 02/01/2016.............      543
    250     Minneapolis, MN,
              5.00%, Parking Assess GO 12/01/2020.............      264
  1,000     Minnesota,
              5.25%, GO 08/01/2016............................    1,065
    785     Mounds View, MN,
              5.25%, ISD #621 GO 02/01/2014...................      841
  1,000     Puerto Rico Commonwealth Public Fin Corp Approp,
              5.75%, GO 08/01/2027............................    1,083
  1,950     Rosemount, MN,
              5.70%, ISD #196 GO MBIA 04/01/2015 Z............    1,295
                                                                -------
                                                                  7,560
                                                                -------
            HEALTH CARE/SERVICES -- 15.9%
  1,130     Duluth, MN,
              5.50%, Econ DA Health Care Fac Rev Benedictine
              Health Sys St Mary 02/15/2023...................    1,190
    250     Minneapolis, MN,
              6.00%, Health Care System AllinaHealth
              11/15/2018......................................      276
  1,000     Minnesota Agriculture and Econ Dev Healthcare Fac,
              5.25%, Benedictine Health 02/15/2014............    1,064
    335     St. Paul, MN,
              6.00%, Housing & Redev Auth Hospital Rev
              11/15/2025......................................      360
    750     Stillwater, MN,
              5.00%, Health System Obligation Group
              06/01/2035......................................      730
    725     Todd, Morrison, Cass, & Wadena County, MN,
              5.25%, United Hospital Lakewood Health Care Fac
              12/01/2026......................................      753
  1,000     Waconia, MN,
              6.10%, Health Care Fac Rev Ridgeview Med Ctr
              Proj 01/01/2019.................................    1,084
    250     Willmar, MN,
              5.00%, Rice Memorial Hospital Proj FSA
              02/01/2025......................................      260
                                                                -------
                                                                  5,717
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 14.8%
 $  500     Minnesota Higher Ed FA,
              5.00%, Augsburg College 05/01/2020..............  $   511
    500     Minnesota Higher Ed FA,
              5.00%, Augsburg College 05/01/2023..............      507
    350     Minnesota Higher Ed FA,
              5.25%, College of St Benedict 03/01/2024........      361
  1,000     Minnesota Higher Ed FA,
              5.375%, GO Univ of St Thomas 04/01/2018.........    1,038
  1,000     Minnesota Higher Ed FA,
              5.40%, GO Univ of St Thomas 04/01/2023..........    1,027
    120     University of Minnesota,
              2.81%, GO 01/01/2034 K..........................      120
     80     University of Minnesota,
              2.81%, GO 07/01/2008 K..........................       80
  1,000     University of Minnesota,
              5.75%, GO 07/01/2018............................    1,148
    270     University Virgin Islands,
              5.125%, GO 12/01/2022...........................      275
    100     University Virgin Islands,
              5.25%, GO 12/01/2023............................      103
    125     University Virgin Islands,
              5.25%, GO 12/01/2024............................      128
                                                                -------
                                                                  5,298
                                                                -------
            HOUSING (HFA'S, ETC.) -- 10.6%
    695     Minneapolis, MN,
              6.00%, Redev Mtg Rev Riverplace Proj
              01/01/2020......................................      695
    750     Minnesota Residential Housing Fin Agency,
              2.90%, 05/18/2006...............................      748
    885     Minnesota Residential Housing Fin Agency,
              5.00%, 01/01/2020...............................      894
    450     St Paul, MN,
              6.25%, Housing Redev Hope Comm Academy Proj
              12/01/2019......................................      454
  1,000     Washington County, MN,
              4.60%, Housing and Redev Auth Gov Rev Ref
              Woodland Park Apartments 04/01/2022.............    1,001
                                                                -------
                                                                  3,792
                                                                -------
            MISCELLANEOUS -- 11.2%
  1,030     Children's Trust Fund,
              5.50%, Puerto Rico Tobacco Settlement Rev
              05/15/2039......................................    1,060
  1,000     Golden Valley, MN,
              5.875%, Breck School Proj Rev 10/01/2019........    1,070
    250     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12/01/2022......................................      251
    500     St Paul, MN,
              5.00%, PA Lease Rev 12/01/2019..................      523

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
 $  300     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12/01/2022..............................  $   305
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              07/01/2022......................................      808
                                                                -------
                                                                  4,017
                                                                -------
            POLLUTION CONTROL -- 1.4%
    500     Cohasset, MN,
              4.95%, Pollution Control Rev Ref Coll-Allete
              Inc. Proj 07/01/2022............................      502
                                                                -------
            PUBLIC FACILITIES -- 2.4%
    835     Minnesota Agricultural Society,
              5.125%, State Fair Rev 09/15/2023...............      844
                                                                -------
            TRANSPORTATION -- 5.2%
    750     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc. Proj 05/01/2013....................      743
  1,000     Puerto Rico Commonwealth Highway & Transportation
              Auth,
              5.50%, Rev Ref FSA 07/01/2013...................    1,114
                                                                -------
                                                                  1,857
                                                                -------
            UTILITIES -- COMBINED -- 0.8%
    300     Princeton, MN,
              5.00%, Public Utility Sys Rev 04/01/2024........      303
                                                                -------
            UTILITIES -- ELECTRIC -- 4.4%
    500     Chaska, MN,
              5.00%, Electric Rev 10/01/2030..................      507
    500     Minnesota Power Agency,
              5.25%, Electric Rev 10/01/2019..................      535
    500     Northern Minnesota Muni Power Agency,
              5.30%, Electric Rev FSA 01/01/2021..............      527
                                                                -------
                                                                  1,569
                                                                -------
            UTILITIES -- WATER AND SEWER -- 4.6%
    500     Minneapolis, MN,
              4.75%, Metro Council Water Treatment
              12/01/2016......................................      527
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth
              Rev,
              6.25%, 07/01/2013...............................    1,135
                                                                -------
                                                                  1,662
                                                                -------
            Total municipal bonds
              (cost $33,349)..................................  $34,692
                                                                -------
PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE U
---------                                                       -------
 SHORT-TERM INVESTMENTS -- 1.8%
            FINANCE -- 1.8%
 $  635     State Street Bank Tax Free Money Market, current
              rate -- 2.21% K.................................  $   635
                                                                -------
            Total short-term investments
              (cost $635).....................................  $   635
                                                                -------
            Total investments in securities
              (cost $33,984) O................................  $35,327
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $33,984 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,442
      Unrealized depreciation..........................     (99)
                                                         ------
      Net unrealized appreciation......................  $1,343
                                                         ======

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

 Z The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 MUNICIPAL BONDS -- 95.2%
            ALABAMA -- 1.9%
 $1,855     Huntsville, AL,
              5.25%, GO 05/01/2022............................  $  1,999
                                                                --------
            ARIZONA -- 5.4%
    560     Arizona Sundance Comm Fac Dist,
              5.125%, 07/15/2030..............................       557
    467     Arizona Sundance Comm Fac Dist,
              7.125%, Special Assess Rev #2 07/01/2027........       497
  1,800     Phoenix, AZ,
              6.25%, GO 07/01/2017............................     2,152
  1,000     Pima County, AZ,
              5.60%, Noah Webster Basic School 12/15/2019.....       990
  1,100     Pima County, AZ,
              5.75%, Charter Schools Proj 07/01/2016..........     1,103
    200     Vistancia, AZ,
              6.75%, Comm Fac Dist GO 07/15/2022..............       212
                                                                --------
                                                                   5,511
                                                                --------
            CALIFORNIA -- 14.0%
    820     California Educ Fac Auth,
              5.00%, La Verne Univ 06/01/2031 I...............       812
    350     California State Comm DA,
              4.875%, 10/01/2031..............................       338
    325     California State Comm DA,
              4.875%, 10/01/2035..............................       312
    750     California State Comm DA,
              5.25%, Daughter of Charity Health 07/01/2030....       760
  1,000     California State Public Works Board,
              5.25%, 06/01/2030...............................     1,037
     80     California State Water Dept,
              5.50%, Residential Dev 12/01/2010...............        88
    750     California State Water Dept,
              5.875%, Residential Power Supply Rev
              05/01/2016......................................       831
    500     California,
              6.75%, GO 08/01/2011............................       576
    250     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 09/01/2021...............................       260
    250     Capistrano, CA,
              5.90%, USD Comm Fac Dist Special Tax #90-2
              Talega 09/01/2020...............................       261
     95     Eastern California Muni Water Dist,
              5.70%, Improvement Area
              A #2001-2 Comm Fac Special Tax 09/01/2018.......        96
    625     Indio, CA,
              5.625%, Public FA Rev Local Agency 09/02/2018...       632
     38     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assess #2002-3 GO 09/02/2027....................        39

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CALIFORNIA -- (CONTINUED)
 $  400     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              09/01/2032......................................  $    408
    750     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 06/01/2035......       788
    500     Moreno Valley, CA,
              6.00%, USD Comm Fac Dist Special Tax #2002-1
              09/01/2022......................................       514
    700     Oceanside, CA,
              5.70%, Comm Dev GO 09/01/2025...................       727
    535     Palm Springs, CA,
              5.50%, Comm Redev Agency 09/01/2023.............       553
    495     Perris, CA,
              6.25%, Public FA Local Agency Rev GO
              09/01/2033......................................       529
  1,000     Pomona, CA,
              5.50%, Public FA Rev Sub/Merged Redev
              02/01/2023......................................     1,022
    320     Sacramento, CA,
              5.00%, North Natomas Comm Fac 09/01/2025........       316
    500     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              09/01/2026......................................       507
  1,000     San Francisco, CA,
              2.58%, Bay Area Toll Auth 04/01/2039 K..........     1,000
  1,000     San Manuel, CA,
              4.50%, Entertainment Auth Public Improvement
              12/01/2016 M....................................       985
    800     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10/01/2021......................................       822
                                                                --------
                                                                  14,213
                                                                --------
            COLORADO -- 1.0%
  1,000     Woodmen Heights, CO,
              6.75%, Metered Dist #1 Rev 12/01/2020...........     1,005
                                                                --------
            FLORIDA -- 4.9%
  1,000     Bellalgo, FL,
              5.85%, Educ Fac Benefits Dist Capital
              Improvement Rev 05/01/2022......................     1,018
  1,000     Collier County, FL,
              5.375%, School Board Cert of Participation FSA
              02/15/2020......................................     1,093
    490     Colonial Country Club Comm Dev Dist,
              6.40%, Capital Improvement Rev 05/01/2033.......       514
  1,250     Florida Dept of Environmental Protection
              Preservation,
              5.375%, MBIA 07/01/2015.........................     1,361

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            FLORIDA -- (CONTINUED)
 $  285     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center Fort Meyers Proj 05/01/2010.....  $    288
    750     Hollywood, FL,
              5.125%, Comm Redev Agency 03/01/2014............       758
                                                                --------
                                                                   5,032
                                                                --------
            GEORGIA -- 5.1%
    750     Augusta, GA,
              5.15%, Airport Rev Passenger Fac Charge
              01/01/2035......................................       745
  1,105     Fulton County, GA,
              5.375%, School Dist GO 01/01/2018...............     1,232
     35     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC 01/01/2014.......        40
  1,765     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC Part Prere
              01/01/2014......................................     2,004
     15     Georgia Muni Electric Auth,
              6.50%, Power Rev (Prerefunded with U.S. Gov't
              Securities) 01/01/2017..........................        18
    945     Georgia Muni Electric Auth,
              6.50%, Power Rev 01/01/2017.....................     1,113
     40     Georgia Muni Electric Auth,
              6.50%, Power Rev Ser Y 01/01/2017...............        47
                                                                --------
                                                                   5,199
                                                                --------
            ILLINOIS -- 5.5%
    960     Chicago, IL,
              5.25%, Board of Educ GO MBIA 12/01/2019.........     1,022
  1,000     Chicago, IL,
              6.75%, Tax Increment Allocation Jr Lien Pilsen
              Redev B 06/01/2022..............................     1,027
    500     Illinois Educ FA,
              5.70%, Rev Ref Augustana College Ser A
              10/01/2032......................................       519
    500     Plano, IL,
              6.10%, Lakewood Springs Proj Special Service
              Area 03/01/2035.................................       493
    500     Round Lake, IL,
              6.70%, Special Tax Rev 03/01/2033...............       523
  1,000     Wauconda, IL,
              6.625%, Special Service Area #1 Liberty Lakes
              Proj 03/01/2033.................................     1,009
    990     Yorkville, IL,
              6.875%, United City Special Service Area Tax
              #2003-100 Raintree Village Proj 03/01/2033......     1,023
                                                                --------
                                                                   5,616
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            KANSAS -- 1.7%
 $1,500     Kansas City, KS,
              5.00%, Wyandotte County Univ Special Obligation
              Rev 12/01/2020..................................  $  1,526
    260     La Cygne, KS,
              4.65%, Kansas City Power & Light 09/01/2035.....       247
                                                                --------
                                                                   1,773
                                                                --------
            KENTUCKY -- 1.2%
    150     Boone County, KY,
              4.70%, Pollution Control Dayton Power & Light
              01/01/2028......................................       149
  1,000     Christian County, KY,
              6.00%, Hospital Rev Ref Jennie Stuart Medical
              07/01/2013......................................     1,033
                                                                --------
                                                                   1,182
                                                                --------
            LOUISIANA -- 0.5%
    500     Louisiana Public FA,
              5.50%, Ochsner Clinic Foundation Proj
              05/15/2027......................................       505
                                                                --------
            MARYLAND -- 1.1%
  1,000     Maryland Economic Dev Corp,
              6.50%, Student Housing Rev Univ of Maryland
              College Park Proj 06/01/2027....................     1,086
                                                                --------
            MASSACHUSETTS -- 2.0%
  1,000     Massachusetts State Health & Educ Fac,
              2.37%, 07/01/2029 K.............................     1,000
    940     Massachusetts,
              5.25%, GO Consolidated Loan 03/01/2021..........     1,016
     60     Massachusetts,
              5.25%, GO Consolidated Loan FSA Prere
              03/01/2021......................................        65
                                                                --------
                                                                   2,081
                                                                --------
            MICHIGAN -- 4.8%
    500     Detroit, MI,
              5.50%, GO MBIA 04/01/2020.......................       544
  1,750     Detroit, MI,
              6.50%, Water Supply System Ref Rev FGIC
              07/01/2015......................................     2,082
  1,000     Macomb County, MI,
              5.75%, Mt Clemens General Hospital 11/15/2025...       998
    500     Michigan Hospital FA,
              5.625%, Henry Ford Health System 03/01/2017.....       538
    750     Michigan Strategic Fund Ltd,
              5.50%, Dow Chemical Proj AMT 12/01/2028.........       803
                                                                --------
                                                                   4,965
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            MINNESOTA -- 4.4%
 $  250     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 05/01/2013.....................  $    247
    750     Minneapolis, MN,
              6.00%, Health Care System AllinaHealth
              11/15/2018......................................       829
    890     Minnesota Residential Housing Fin Agency,
              5.00%, 01/01/2020...............................       899
    500     Ramsey County, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12/01/2022......................................       503
    665     St. Paul, MN,
              6.00%, Housing & Redev Auth Hospital Rev
              11/15/2025......................................       714
    860     St. Paul, MN,
              6.00%, Housing & Redev Auth Lease Rev
              12/01/2018......................................       856
    500     St. Paul, MN,
              6.75%, Redev Auth Achieve Language Academy
              12/01/2022......................................       508
                                                                --------
                                                                   4,556
                                                                --------
            MISSISSIPPI -- 0.3%
    250     Lowndes County, MS,
              6.80%, Solid Waste Disposal & Pollution Control
              Rev Ref Weyerhaeuser Co Proj 04/01/2022.........       301
                                                                --------
            MISSOURI -- 0.5%
    500     Branson, MO,
              5.50%, State Dev Fin Board Infrastructure
              12/01/2032......................................       517
                                                                --------
            NEVADA -- 1.5%
  1,000     Clark County, NV,
              6.375%, Improvement Dist #142 08/01/2023........     1,015
    495     North Las Vegas, NV,
              6.40%, Local Special Improvement Dist #60
              Aliante 12/01/2022..............................       511
                                                                --------
                                                                   1,526
                                                                --------
            NEW HAMPSHIRE -- 0.8%
    750     New Hampshire Health & Educ Fac Auth,
              5.60%, Elliot Hospital 10/01/2022...............       784
                                                                --------
            NEW JERSEY -- 4.1%
  1,250     Middlesex County, NJ,
              5.00%, Improvement Auth Street Student Housing
              Proj 08/15/2018.................................     1,288
    800     New Jersey Economic DA,
              5.625%, Cigarette Tax 06/15/2019................       834
    750     New Jersey Educ Fac Auth,
              5.125%, Stevens Institute of Technology
              07/01/2022......................................       771
    275     New Jersey Educ Fac Auth,
              6.00%, Fairleigh Dickinson University
              07/01/2025......................................       291

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            NEW JERSEY -- (CONTINUED)
 $  500     New Jersey Educ Fac Auth,
              6.50%, Georgian Court College 07/01/2033........  $    553
    500     New Jersey Health Care Fac FA,
              6.50%, Pascack Valley Hospital 07/01/2023.......       511
                                                                --------
                                                                   4,248
                                                                --------
            NEW MEXICO -- 0.6%
    665     Cabezon, NM,
              5.20%, Public Improvement Dist 09/01/2015.......       648
                                                                --------
            NEW YORK -- 5.9%
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              07/01/2022......................................       257
    550     Erie County, NY, Individual Dev Agency Civic Fac
              Rev Charter School Applied Tech Proj
              06/01/2025......................................       518
  1,000     Liberty, NY,
              5.25%, Corp Dev Goldman Sachs Headquarters
              10/01/2035......................................     1,095
    800     New York Dorm Auth,
              5.25%, Methodist Hospital 07/01/2019............       843
    500     New York State Govt Assistance Corp,
              2.61%, 04/01/2019 K.............................       500
    400     New York, NY,
              5.65%, IDA Brooklyn Navy Yard Cogen Partners
              10/01/2028......................................       395
    895     New York, NY,
              5.75%, GO (Prerefunded with U.S. Govt
              Securities) 03/01/2016..........................       981
    105     New York, NY,
              5.75%, GO 03/01/2016............................       118
    300     Saratoga, NY,
              5.00%, Ind Dev Saratoga Hospital Proj
              12/01/2013......................................       312
    620     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12/01/2014......................................       659
    400     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement Kendal on
              Hudson Proj 01/01/2024..........................       413
                                                                --------
                                                                   6,091
                                                                --------
            NORTH CAROLINA -- 1.0%
    500     North Carolina Eastern Muni Power Agency,
              5.375%, Power System Rev Ref 01/01/2017.........       524
    500     North Carolina Muni Power Agency,
              5.50%, Catawba Electric Rev 01/01/2014..........       536
                                                                --------
                                                                   1,060
                                                                --------
            OHIO -- 1.8%
    300     Cuyahoga County, OH,
              5.50%, Rev Ref Class A 01/01/2029...............       313
  1,270     Hamilton, OH,
              6.15%, School Dist Improvement 12/01/2016.......     1,493
                                                                --------
                                                                   1,806
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            OTHER U.S. TERRITORIES -- 2.7%
 $1,000     Puerto Rico Commonwealth,
              5.00%, GO 07/01/2030............................  $  1,044
    800     Puerto Rico Commonwealth,
              5.25%, Public Improvement GO 07/01/2019.........       846
    110     University Virgin Islands,
              5.00%, GO 12/01/2021............................       111
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              07/01/2022......................................       808
                                                                --------
                                                                   2,809
                                                                --------
            PENNSYLVANIA -- 6.0%
    625     Carbon County, PA,
              6.65%, IDA Resource Recovery Panther Creek
              Partners Proj AMT 05/01/2010....................       663
  1,000     Lehigh County, PA,
              5.375%, Saint Lukes Bethlehem Hospital
              08/15/2033......................................     1,017
    800     Montgomery County, PA,
              6.125%, IDA Rev Whitemarsh Continuing Care Proj
              02/01/2028......................................       823
  1,000     Pennsylvania Higher Educ Fac Auth,
              2.72%, 11/01/2025 K.............................     1,000
  1,100     Pennsylvania Higher Educ Fac Auth,
              2.72%, 11/01/2029 K.............................     1,100
  1,000     Pennsylvania Higher Educ Fac Auth,
              5.25%, Widener Univ 07/15/2024..................     1,038
    500     Susquehanna, PA,
              5.375%, Regional Airport Auth System Rev
              01/01/2018......................................       512
                                                                --------
                                                                   6,153
                                                                --------
            RHODE ISLAND -- 6.4%
  1,000     Central Falls, RI,
              6.75%, Detention FA Fac Rev 01/15/2013..........     1,010
    250     Rhode Island Health & Educ Building Corp,
              6.50%, Hospital Financing Rev 08/15/2032........       275
  5,000     Rhode Island Tobacco Settlement Funding Corp,
              6.00%, 06/01/2023...............................     5,251
                                                                --------
                                                                   6,536
                                                                --------
            SOUTH CAROLINA -- 1.0%
  1,000     Dorchester County, SC,
              5.25%, School Dist #2 Installment Purchase Rev
              Growth Remedy Opportunity Hike 12/01/2024.......     1,042
                                                                --------
            TENNESSEE -- 0.5%
    500     McMinn County, TN,
              7.625%, IDA PCR Calhoun Newsprint Co Proj
              03/01/2016......................................       505
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            TEXAS -- 2.5%
 $1,000     Clear Creek, TX,
              5.00%, ISD GO 2/15/2018.........................  $  1,051
  1,000     Matagorda County, TX,
              5.60%, Navigation Dist #1 Rev Ref Centerpoint
              Energy Proj 03/01/2027..........................     1,034
    500     Sam Rayburn Muni Power Agency,
              5.50%, 10/01/2010...............................       518
                                                                --------
                                                                   2,603
                                                                --------
            UTAH -- 0.5%
    500     Utah,
              5.375%, GO 07/01/2011...........................       545
                                                                --------
            VIRGINIA -- 3.0%
    500     Norfolk, VA,
              6.00%, Redev & Housing Auth First Mort
              Retirement Comm 01/01/2025......................       502
  1,000     Peninsula, VA,
              6.00%, PA Fac CSX Transport Proj 12/15/2012.....     1,093
  1,455     Virginia Tobacco Settlement Funding Corp,
              5.50%, 06/01/2026...............................     1,496
                                                                --------
                                                                   3,091
                                                                --------
            WASHINGTON -- 0.7%
    670     King County, WA,
              5.00%, ISD #210 GO 06/01/2019...................       699
                                                                --------
            WISCONSIN -- 1.9%
  1,305     Sparta, WI,
              5.90%, School Dist Ref GO FGIC 03/01/2016.......     1,435
    500     Wisconsin Housing & Econ DA,
              4.85%, GO Home Ownership Rev 09/01/2017.........       512
                                                                --------
                                                                   1,947
                                                                --------
            Total municipal bonds
              (cost $94,003)..................................  $ 97,634
                                                                --------
SHORT-TERM INVESTMENTS -- 3.8%
            FINANCE -- 3.8%
 $3,939     State Street Bank Tax Free Money Market, current
              rate -- 2.21% K.................................  $  3,939
                                                                --------
            Total short-term investments
              (cost $3,939)...................................  $  3,939
                                                                --------
            Total investments in securities
              (cost $97,942)O.................................  $101,573
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $97,942 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $3,795
      Unrealized depreciation..........................    (164)
                                                         ------
      Net unrealized appreciation......................  $3,631
                                                         ======

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $985, which represents 0.96% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  I The cost of securities purchased on a when-issued basis at October 31, 2005 was $812.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 91.7%
            AIRPORT REVENUES -- 1.3%
 $  200     Monroe County, NY,
              5.25%, Airport Auth Rev Ref Greater Rochester
              International 01/01/2014........................  $   211
                                                                -------
            GENERAL OBLIGATIONS -- 23.3%
    250     New York, NY,
              2.70%, Transitional FA NYC Recovery 11/01/2022
              K...............................................      250
    250     New York, NY,
              2.71%, GO 08/01/2009 K..........................      250
    450     New York, NY,
              5.00%, GO 03/01/2030............................      458
     45     New York, NY,
              5.75%, GO (Prerefunded with U.S. Govt
              Securities) 03/01/2016..........................       51
    380     New York, NY,
              5.75%, GO 03/01/2016............................      417
    500     Niagara Falls, NY,
              5.00%, School District Certificate Participation
              06/15/2028......................................      516
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 07/01/2030........................      261
    200     Puerto Rico Commonwealth,
              5.25%, Public Improvement GO 07/01/2019.........      211
    400     Tobacco Settlement FA of NY,
              5.50%, GO 06/01/2022............................      432
    700     Triborough Bridges and Tunnel Auth,
              2.68%, 11/01/2032 K.............................      700
    110     University Virgin Islands,
              5.00%, GO 12/01/2021............................      111
                                                                -------
                                                                  3,657
                                                                -------
            HEALTH CARE/SERVICES -- 7.3%
    125     Chemung County, NY,
              5.00%, IDA Civic Fac Rev Arnot Ogden Medical Ctr
              Constr 11/01/2034...............................      125
    445     New York Dorm Auth Rev,
              5.00%, Mental Health Services Fac 02/15/2018....      471
      5     New York Dorm Auth Rev,
              5.00%, Mental Health Services Fac 02/15/2018....        5
    200     New York Dorm Auth Rev,
              5.25%, Methodist Hosp 07/01/2019................      211
    200     Saratoga, NY,
              5.00% Ind Dev Saratoga Hosp Proj 12/01/2014.....      207
    100     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 01/01/2024............      103
                                                                -------
                                                                  1,122
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 25.0%
 $  250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              07/01/2022......................................  $   257
    190     New York Dorm Auth Rev,
              5.00%, Fordham Univ FGIC 07/01/2020.............      199
    400     New York Dorm Auth Rev,
              5.00%, Mount St Mary College 07/01/2027.........      411
    400     New York Dorm Auth Rev,
              5.00%, Rochester General Hospital 12/01/2025....      413
    450     New York Dorm Auth Rev,
              5.00%, State Univ Dorm Fac 07/01/2032...........      486
    450     New York Dorm Auth Rev,
              5.125%, St Barnabas FHA AMBAC 02/01/2022........      474
    135     New York Dorm Auth Rev,
              5.25%, Rochester Univ 07/01/2022................      144
    250     New York Dorm Auth Rev,
              5.25%, Upstate Comm College 07/01/2021..........      267
    250     New York Dorm Auth Rev,
              5.50%, Brooklyn Law School 07/01/2019...........      269
    425     New York Dorm Auth Rev,
              5.50%, Court Fac 05/15/2020.....................      473
    200     New York Dorm Auth Rev,
              5.50%, Winthrop South Nassau Univ 07/01/2023....      207
    200     Otsego County, NY,
              6.00%, IDA Civic Fac Rev Hartwick College Proj
              07/01/2011......................................      212
    100     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12/01/2014......................................      106
                                                                -------
                                                                  3,918
                                                                -------
            HOUSING (HFA'S, ETC.) -- 4.3%
    200     Grand Central, NY,
              5.00%, Dist Management Assoc Inc Ref Capital
              Business Improvement 01/01/2022.................      206
    425     New York Urban Dev Corp Rev,
              5.50%, Personal Income Tax FGIC 03/15/2017......      474
                                                                -------
                                                                    680
                                                                -------
            INDUSTRIAL -- 2.3%
    100     Albany, NY,
              5.00%, IDA New Covenant Charter School
              05/01/2007......................................      100
    250     New York, NY, IDA Civic Fac Rev,
              5.25%, YMCA of Greater NY Proj 08/01/2021.......      258
                                                                -------
                                                                    358
                                                                -------
            LAND DEVELOPMENT -- 0.6%
    100     New York, NY,
              5.65%, IDA Brooklyn Navy Yard Cogen Partners
              10/01/2028......................................       99
                                                                -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- 14.2%
 $1,000     Children's Trust Fund,
              5.50%, Puerto Rico Tobacco Settlement Rev
              05/15/2039......................................  $ 1,029
    250     Erie County, NY,
              6.75% Individual Dev Agency Civic Fac Rev
              Charter School Applied Tech Proj 06/01/2025.....      235
    200     Liberty, NY,
              5.25%, Corp Dev Goldman Sachs Headquarters
              10/01/2035......................................      219
    450     New York, NY,
              5.00%, Transitional FA Future Tax Secured
              08/01/2023......................................      469
    250     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              07/01/2022......................................      269
                                                                -------
                                                                  2,221
                                                                -------
            POLLUTION CONTROL -- 3.0%
    450     New York Environmental Fac Corp,
              5.00%, 07/15/2026...............................      467
                                                                -------
            PUBLIC FACILITIES -- 2.9%
    450     St. Lawrence, NY,
              5.00%, IDA Civic Fac Rev Clarkson Univ Proj
              07/01/2023......................................      459
                                                                -------
            TRANSPORTATION -- 3.0%
    450     New York Metropolitan Transportation Auth,
              5.125%, 11/15/2031..............................      466
                                                                -------
            UTILITIES -- ELECTRIC -- 1.6%
    250     New York Energy Research & Dev Auth,
              5.30%, Electric Fac Rev Long Island Lighting Co
              Proj 08/01/2025.................................      257
                                                                -------
            UTILITIES -- WATER AND SEWER -- 2.9%
    450     Jefferson County, NY,
              5.20%, IDA Waste Disposal 12/01/2020............      452
                                                                -------
            Total municipal bonds
              (cost $14,031)..................................  $14,367
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
 $  743     Dreyfus Basic New York Municipal Money Market
              Fund, current rate -- 2.25% K...................  $   743
                                                                -------
            Total short-term investments
              (cost $743).....................................  $   743
                                                                -------
            Total investments in securities
              (cost $14,774) O................................  $15,110
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $14,774 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $378
      Unrealized depreciation............................   (42)
                                                           ----
      Net unrealized appreciation........................  $336
                                                           ====

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE U
----------                                                       ----------
PREFERRED STOCKS -- 0.5%
             FINANCE -- 0.5%
        63   Goldman Sachs Group, Inc. ........................  $    1,594
        60   HSBC USA, Inc. ...................................       1,513
                                                                 ----------
             Total preferred stocks
               (cost $3,075)...................................  $    3,107
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
MUNICIPAL BONDS -- 0.7%
             GENERAL OBLIGATIONS -- 0.6%
$    1,250   Oregon School Boards Association,
               4.76%, Taxable Pension 06/30/2028...............  $    1,154
     3,000   State of Illinois,
               5.10%, Taxable Pension 06/01/2033...............       2,876
                                                                 ----------
                                                                      4,030
                                                                 ----------
             MISCELLANEOUS -- 0.1%
       813   Mashantucket Western Pequot Revenue Bond,
               5.91%, Taxable, 09/01/2021 M....................         800
                                                                 ----------
             Total municipal bonds
               (cost $5,063)...................................  $    4,830
                                                                 ----------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 14.5%
             ENERGY -- 0.5%
$    3,050   Oncor Electric Delivery Transition Bond Co.,
               4.03%, 02/15/2012...............................  $    2,982
                                                                 ----------
             FINANCE -- 13.8%
     1,900   ACT Depositor Corp.,
               5.52%, 09/22/2041 MKI...........................       1,791
       386   AQ Finance CEB Trust,
               9.04%, 8/25/2033 MK.............................         379
        27   Asset Backed Funding Corp. NIM Trust,
               4.55%, 12/26/2033 M.............................          27
    49,336   Banc of America Commercial Mortgage, Inc.,
               4.08%, 12/10/2042 W.............................       1,169
     3,066   Banc of America Commercial Mortgage, Inc.,
               5.00%, 10/10/2045...............................       3,047
     6,553   Banc of America Commercial Mortgage, Inc.,
               6.02%, 09/11/2036 MW............................         906
       800   Bank One Issuance Trust,
               4.77%, 02/16/2016...............................         770
    14,550   Bear Stearns Commercial Mortgage Securities, Inc.,
               4.07%, 07/11/2042 W.............................         575
    11,607   Bear Stearns Commercial Mortgage Securities, Inc.,
               4.12%, 11/11/2041 W.............................         365

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
             FINANCE -- (CONTINUED)
$   26,098   Bear Stearns Commercial Mortgage Securities, Inc.,
               5.50%, 02/11/2041 MW............................  $      609
       533   California Infrastructure & Economic Development,
               6.38%, 09/25/2008...............................         538
       960   Capital One Multi-Asset Execution Trust,
               3.50%, 02/17/2009...............................         954
     2,925   Capital One Prime Auto Receivables Trust,
               4.24%, 11/15/2007...............................       2,917
     3,200   Capital One Prime Multi-Asset Execution Trust,
               4.40%, 08/15/2011...............................       3,166
     1,430   Chase Credit Card Master Trust,
               5.50%, 11/17/2008...............................       1,439
     2,290   Citibank Credit Card Issuance Trust,
               5.00%, 06/10/2015...............................       2,229
     1,375   Citigroup Commercial Mortgage Trust,
               5.25%, 04/15/2040...............................       1,379
     1,300   CNH Equipment Trust,
               4.02%, 04/15/2009...............................       1,285
       628   Conseco Finance Securitizations Corp.,
               5.79%, 05/01/2033...............................         629
       299   Countrywide Asset-Backed Certificates,
               5.46%, 05/25/2035...............................         295
       552   Credit Suisse First Boston Mortgage Securities
               Corp.,
               2.08%, 05/15/2038...............................         529
    42,850   Credit Suisse First Boston Mortgage Securities
               Corp.,
               4.39%, 07/01/2037 MW............................       1,370
       418   Credit Suisse First Boston Mortgage Securities
               Corp.,
               4.51%, 07/15/2037...............................         407
     2,700   Credit Suisse First Boston Mortgage Securities
               Corp.,
               4.69%, 04/15/2037...............................       2,627
       416   Credit Suisse First Boston Mortgage Securities
               Corp.,
               4.69%, 07/15/2037...............................         397
     2,500   GE Capital Commercial Mortgage Corp.,
               4.12%, 03/10/2040...............................       2,409
     2,700   GE Capital Commercial Mortgage Corp.,
               4.71%, 05/10/2043...............................       2,657
    12,908   GMAC Commercial Mortgage Securities, Inc.,
               4.10%, 12/10/2041 W.............................         357
    31,000   Goldman Sachs Mortgage Securities Corp. II,
               4.38%, 08/10/2038 MW............................         419
     1,650   Goldman Sachs Mortgage Securities Corp. II,
               4.60%, 08/10/2038...............................       1,626

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             FINANCE -- (CONTINUED)
$    3,150   Goldman Sachs Mortgage Securities Corp. II,
               4.84%, 07/10/2039...............................  $    3,004
       240   Green Tree Financial Corp.,
               6.27%, 06/01/2030...............................         242
       376   Green Tree Financial Corp.,
               7.24%, 06/15/2028...............................         393
     3,250   Greenwich Capital Commercial Mortgage Trust,
               3.40%, 11/10/2010...............................       3,266
       950   Herd Trust,
               7.00%, 09/27/2034 M.............................         950
       707   Honda Auto Receivables Owner Trust,
               2.14%, 04/23/2007...............................         704
    57,909   J.P. Morgan Chase Commercial Mortgage Securities
               Corp.,
               4.07%, 01/15/2042 W.............................       1,103
   105,417   J.P. Morgan Chase Commercial Mortgage Securities
               Corp.,
               4.82%, 08/12/2037 W.............................         541
     1,900   J.P. Morgan Chase Commercial Mortgage Securities
               Corp.,
               4.87%, 03/15/2046...............................       1,867
     2,023   J.P. Morgan Chase Commercial Mortgage Securities
               Corp.,
               4.911%, 07/15/2042..............................       1,936
     1,127   J.P. Morgan Chase Commercial Mortgage Securities
               Corp.,
               4.941%, 07/15/2042..............................       1,079
    24,748   J.P. Morgan Chase Commercial Mortgage Securities
               Corp.,
               5.50%, 01/15/2038 MW............................         935
     1,409   LB-UBS Commercial Mortgage Trust,
               2.72%, 03/15/2007...............................       1,362
     1,710   LB-UBS Commercial Mortgage Trust,
               3.34%, 09/15/2027...............................       1,656
     3,000   LB-UBS Commercial Mortgage Trust,
               4.80%, 12/15/2029...............................       2,903
     1,300   Lehman Brothers Small Balance Commercial,
               5.22%, 09/01/2030...............................       1,300
       538   Long Beach Asset Holdings Corp.,
               4.12%, 02/25/2035 M.............................         536
     2,400   MBNA Credit Card Master Note Trust,
               4.50%, 01/15/2013...............................       2,360
       417   Merrill Lynch Mortgage Trust,
               4.56%, 05/01/2043...............................         407
    44,179   Merrill Lynch Mortgage Trust,
               4.57%, 05/01/2043 W.............................       1,380
       417   Merrill Lynch Mortgage Trust,
               4.75%, 05/01/2043...............................         400
       681   Morgan Stanley Auto Loan Trust,
               5.00%, 03/15/2012 M.............................         671

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
             FINANCE -- (CONTINUED)
$    2,795   Morgan Stanley Capital I,
               5.23%, 09/15/2042...............................  $    2,779
     1,175   Morgan Stanley Capital I,
               7.63%, 04/30/2039 MK............................       1,209
    12,535   Morgan Stanley Dean Witter Capital I,
               0%, 08/25/2032 VW...............................          @@
     8,900   Morgan Stanley Dean Witter Capital I,
               8.05%, 08/25/2032 VW............................         171
       542   Park Place Securities, Inc.,
               4.42%, 09/25/2034...............................         543
     1,400   Peco Energy Transition Trust,
               6.13%, 03/01/2009...............................       1,438
       650   Popular ABS Mortgage Pass-Through Trust,
               4.75%, 12/25/2034...............................         625
       540   Popular ABS Mortgage Pass-Through Trust,
               5.42%, 04/25/2035...............................         531
     1,125   Providian Gateway Master Trust,
               3.35%, 09/15/2011 M.............................       1,094
     1,450   Providian Gateway Master Trust,
               3.80%, 11/15/2011 M.............................       1,419
     1,750   PSE&G Transition Funding LLC,
               6.45%, 03/15/2013...............................       1,860
       800   Renaissance Home Equity Loan Trust,
               5.36%, 05/25/2035...............................         783
       550   Residential Asset Mortgage Products, Inc.,
               4.98%, 08/25/2034...............................         545
       186   Soundview Home Equity Loan Trust, Inc.,
               8.64%, 05/25/2030...............................         189
       376   USAA Auto Owner Trust,
               2.79%, 06/15/2007...............................         375
    10,261   Wachovia Bank Commercial Mortgage Trust,
               3.65%, 2/15/2041 MW.............................         371
    43,877   Wachovia Bank Commercial Mortgage Trust,
               4.48%, 05/15/2044 MW............................       1,371
       417   Wachovia Bank Commercial Mortgage Trust,
               4.52%, 05/15/2044...............................         406
       415   Wachovia Bank Commercial Mortgage Trust,
               4.70%, 05/15/2044...............................         396
     1,375   Wachovia Bank Commercial Mortgage Trust,
               4.72%, 01/15/2041...............................       1,346
     3,050   Wachovia Bank Commercial Mortgage Trust,
               4.79%, 04/15/2042...............................       2,979
     3,705   Wachovia Bank Commercial Mortgage Trust,
               5.27%, 10/02/2044...............................       3,701
                                                                 ----------
                                                                     90,393
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             TRANSPORTATION -- 0.1%
$      570   Connecticut RRB Special Purpose Trust CL&P,
               6.21%, 12/30/2011...............................  $      598
                                                                 ----------
             UTILITIES -- 0.1%
       805   Pacific Gas & Electric Energy Recovery Funding
               LLC,
               3.87%, 06/25/2011...............................         791
                                                                 ----------
             Total asset & commercial mortgage backed
               securities
               (cost $96,805)..................................  $   94,764
                                                                 ----------
CORPORATE BONDS: INVESTMENT GRADE -- 27.2%
             BASIC MATERIALS -- 1.5%
$    2,090   Falconbridge Ltd.,
               7.25%, 07/15/2012...............................  $    2,255
     1,500   ICI Wilmington, Inc.,
               4.375%, 12/01/2008..............................       1,466
     1,155   Lubrizol Corp.,
               5.50%, 10/01/2014...............................       1,138
     1,900   Potlatch Corp.,
               12.50%, 12/01/2009..............................       2,275
     1,370   Teck Cominco Ltd.,
               5.375%, 10/01/2015 H............................       1,332
     1,295   Vale Overseas Ltd.,
               8.25%, 01/17/2034...............................       1,399
                                                                 ----------
                                                                      9,865
                                                                 ----------
             CAPITAL GOODS -- 0.4%
       965   Briggs & Stratton Corp.,
               8.875%, 03/15/2011..............................       1,078
     1,500   Rockwell Automation, Inc.,
               6.70%, 01/15/2028...............................       1,698
                                                                 ----------
                                                                      2,776
                                                                 ----------
             CONSUMER CYCLICAL -- 1.2%
     4,300   Ford Motor Co.,
               7.45%, 07/16/2031...............................       3,161
       710   Foster's Finance Corp.,
               4.875%, 10/01/2014 M............................         675
     1,425   K. Hovnanian Enterprises,
               6.375%, 12/15/2014..............................       1,306
       625   Masco Corp.,
               4.80%, 06/15/2015...............................         594
       550   Masco Corp.,
               7.125%, 08/15/2013..............................         610
     1,560   PHH Corp.,
               7.125%, 03/01/2013..............................       1,667
                                                                 ----------
                                                                      8,013
                                                                 ----------
             CONSUMER STAPLES -- 0.3%
     1,980   Weyerhaeuser Co.,
               6.75%, 03/15/2012...............................       2,097
                                                                 ----------

PRINCIPAL                                                          Market
 AMOUNT Y                                                         Value U
----------                                                       ----------
             ENERGY -- 2.2%
$    1,275   Consolidated Natural Gas Co.,
               5.375%, 11/01/2006..............................  $    1,282
       830   EnCana Corp.,
               6.30%, 11/01/2011...............................         877
     1,190   Enterprise Products Operating L.P.,
               4.625%, 10/15/2009..............................       1,154
       500   Lasmo (USA), Inc.,
               7.50%, 06/30/2006...............................         509
       650   Occidental Petroleum Corp.,
               7.375%, 11/15/2008..............................         697
     1,495   Pioneer Natural Resources Co.,
               5.875%, 07/15/2016..............................       1,429
       611   Ras Laffan Liquefied Natural Gas Co., Ltd.,
               3.44%, 09/15/2009 M.............................         588
     2,015   Ras Laffan Liquefied Natural Gas Co., Ltd.,
               5.30%, 09/30/2020 M.............................       1,970
     1,130   Schlumberger Ltd.,
               2.125%, 06/01/2023 H............................       1,418
     1,890   Transocean, Inc.,
               1.50%, 05/15/2021...............................       1,930
       620   Valero Energy Corp.,
               7.50%, 04/15/2032...............................         731
       380   Valero Energy Corp.,
               8.75%, 06/15/2030...............................         495
       535   XTO Energy, Inc.,
               5.00%, 01/31/2015...............................         517
       585   XTO Energy, Inc.,
               5.30%, 06/30/2015...............................         578
                                                                 ----------
                                                                     14,175
                                                                 ----------
             FOREIGN GOVERNMENTS -- 4.9%
EUR 10,010   Bundesobligation,
               3.50%, 10/10/2008...............................      12,242
     1,670   Fondo LatinoAmericano De Reservas,
               3.00%, 08/01/2006 M.............................       1,649
GBP  8,695   UK Treasury,
               4.75%, 09/07/2015...............................      15,888
       950   United Mexican States,
               4.625%, 10/08/2008..............................         939
       555   United Mexican States,
               5.875%, 01/15/2014..............................         564
       850   United Mexican States,
               8.125%, 12/30/2019..............................       1,017
                                                                 ----------
                                                                     32,299
                                                                 ----------
             FINANCE -- 8.8%
       800   Aetna, Inc.,
               7.375%, 03/01/2006..............................         807
     1,125   Aetna, Inc.,
               7.875%, 03/01/2011..............................       1,261
     1,420   American General Finance Corp.,
               3.875%, 10/01/2009..............................       1,357
     3,110   Amvescap plc,
               4.50%, 12/15/2009...............................       3,035

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
$    1,600   AvalonBay Communities, Inc.,
               8.25%, 07/15/2008...............................  $    1,728
     1,930   BAE Systems Holdings, Inc.,
               5.20%, 08/15/2015 M.............................       1,871
       651   Bear Stearns Co., Inc.,
               5.30%, 10/30/2015...............................         649
     1,000   Camden Property Trust,
               4.375%, 01/15/2010..............................         960
     1,100   CIT Group, Inc.,
               4.00%, 05/08/2008 H.............................       1,077
       985   CIT Group, Inc.,
               4.125%, 11/03/2009 H............................         953
     1,200   Credit Suisse First Boston USA, Inc.,
               6.50%, 01/15/2012...............................       1,281
     1,825   DaimlerChrysler N.A. Holdings Corp.,
               4.875%, 06/15/2010..............................       1,770
       700   Duke Realty Corp.,
               5.25%, 01/15/2010...............................         701
       600   ERAC USA Finance Co.,
               5.60%, 05/01/2015 M.............................         591
     1,400   ERP Operating L.P.,
               6.58%, 04/13/2015...............................       1,505
     2,895   Goldman Sachs Group, Inc.,
               5.25%, 04/01/2013...............................       2,874
     1,270   International Lease Finance Corp.,
               5.00%, 04/15/2010...............................       1,260
     1,625   J.P. Morgan Chase & Co.,
               5.125%, 09/15/2014..............................       1,590
     1,650   J.P. Morgan Chase & Co.,
               5.25%, 05/01/2015...............................       1,632
     1,450   J.P. Morgan Chase & Co.,
               7.875%, 06/15/2010..............................       1,608
     2,100   Manufacturers and Traders Trust Co.,
               3.99%, 06/20/2006 K.............................       2,101
     1,640   Marsh & McLennan Cos., Inc.,
               5.375%, 07/15/2014..............................       1,570
     2,400   MBNA Europe Funding plc,
               3.88%, 09/07/2005 M.............................       2,400
     1,125   Merrill Lynch & Co., Inc.,
               4.125%, 09/10/2009..............................       1,088
     1,490   Mizuho Financial Group, Inc.,
               5.79%, 04/15/2014 M.............................       1,528
     1,270   Morgan Stanley,
               4.75%, 04/01/2014...............................       1,198
     1,130   National Rural Utilities Cooperative Finance
               Corp.,
               3.00%, 02/15/2006...............................       1,125
     1,225   Navistar Financial Corp. Owner Trust,
               3.53%, 10/15/2012...............................       1,182
       725   PNC Funding Corp.,
               7.50%, 11/01/2009...............................         788
       977   Prudential Insurance Co. of America,
               6.375%, 07/23/2006 M............................         988
     1,450   Rabobank Capital Funding Trust III,
               5.25%, 12/29/2049 M.............................       1,399

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
             FINANCE -- (CONTINUED)
$    1,240   Resona Bank Ltd., 5.85%,
               12/31/2049 M....................................  $    1,197
     1,820   Simon Property Group, Inc.,
               7.875%, 03/15/2016 M............................       2,110
       250   Southern Investments UK plc,
               6.80%, 12/01/2006...............................         254
     1,150   St. Paul Travelers Cos., Inc.,
               8.125%, 04/15/2010..............................       1,281
     1,270   Sumitomo Mitsui Banking,
               5.63%, 10/15/2015 M.............................       1,242
       685   SunTrust Banks, Inc.,
               6.00%, 02/15/2026...............................         717
     1,145   Textron Financial Corp.,
               5.875%, 06/01/2007..............................       1,161
       496   Travelers Property Casualty Corp.,
               5.00%, 03/15/2013...............................         479
     1,005   UnitedHealth Group, Inc.,
               4.125%, 08/15/2009..............................         977
       345   Verizon Global Funding Corp.,
               7.75%, 12/01/2030...............................         400
       800   WellPoint, Inc.,
               6.80%, 08/01/2012...............................         871
                                                                 ----------
                                                                     54,566
                                                                 ----------
             HEALTH CARE -- 0.4%
     2,450   Genentech, Inc.,
               4.75%, 07/15/2015 M.............................       2,365
       750   Humana, Inc.,
               7.25%, 08/01/2006...............................         760
       422   Manor Care, Inc.,
               6.25%, 05/01/2013...............................         435
                                                                 ----------
                                                                      3,560
                                                                 ----------
             SERVICES -- 1.5%
     1,370   American Greetings Corp.,
               6.10%, 08/01/2028...............................       1,394
       915   Army Hawaii Family Housing,
               5.52%, 06/15/2050 M.............................         910
       670   FedEx Corp.,
               3.50%, 04/01/2009...............................         640
       575   Fiserv, Inc.,
               3.00%, 06/27/2008...............................         543
       820   Liberty Media Corp.,
               8.25%, 02/01/2030 H.............................         769
     1,000   Marriott International, Inc.,
               7.875%, 09/15/2009..............................       1,095
       700   News America Holdings, Inc.,
               7.70%, 10/30/2025...............................         780
       685   TCI Communications, Inc.,
               8.75%, 08/01/2015...............................         827
     1,650   Tele-Communications, Inc.,
               7.875%, 08/01/2013..............................       1,859
     1,240   WMX Technologies, Inc.,
               7.00%, 10/15/2006...............................       1,262
                                                                 ----------
                                                                     10,079
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             TECHNOLOGY -- 3.0%
$    1,660   Affiliated Computer Services,
               5.20%, 06/01/2015 H.............................  $    1,512
       530   BellSouth Corp.,
               6.00%, 11/15/2034...............................         510
     1,235   British Sky Broadcasting plc,
               7.30%, 10/15/2006...............................       1,262
     2,500   Cingular Wireless Services, Inc.,
               8.75%, 03/01/2031...............................       3,260
     3,875   Cox Communications, Inc.,
               5.50%, 10/01/2015...............................       3,763
       980   Deutsche Telekom International Finance B.V.,
               8.50%, 06/15/2010...............................       1,094
       805   Raytheon Co.,
               4.50%, 11/15/2007...............................         798
       680   Raytheon Co.,
               6.55%, 03/15/2010...............................         716
       655   Raytheon Co.,
               8.30%, 03/01/2010...............................         735
     1,600   SBC Communications, Inc.,
               6.15%, 09/15/2034 H.............................       1,563
     1,000   Telus Corp.,
               8.00%, 06/01/2011...............................       1,124
       685   Thomas & Betts Corp.,
               7.25%, 06/01/2013...............................         722
     2,870   Verizon Global Funding Corp.,
               5.85%, 09/15/2035...............................       2,683
                                                                 ----------
                                                                     19,742
                                                                 ----------
             TRANSPORTATION -- 0.3%
       685   American Airlines, Inc.,
               6.98%, 04/01/2011...............................         685
       331   Continental Airlines, Inc.,
               6.70%, 06/15/2021...............................         313
       878   Continental Airlines, Inc.,
               8.05%, 05/01/2022...............................         870
                                                                 ----------
                                                                      1,868
                                                                 ----------
             UTILITIES -- 2.9%
       500   Buckeye Partners, L.P.,
               5.30%, 10/15/2014...............................         490
       250   Centerior Energy Corp.,
               7.13%, 07/01/2007...............................         259
     1,050   Centerpoint Energy Resources Corp.,
               7.875%, 04/01/2013..............................       1,186
     1,275   CenterPoint Energy, Inc.,
               6.85%, 06/01/2015...............................       1,367
       400   Consumers Energy Co.,
               5.15%, 02/15/2017...............................         385
       920   Consumers Energy Co.,
               5.375%, 04/15/2013..............................         915
       565   Detroit Edison Co.,
               6.125%, 10/01/2010..............................         588
     1,501   Dominion Resources, Inc.,
               4.30%, 09/28/2007...............................       1,501

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
             UTILITIES -- (CONTINUED)
$    1,175   Duke Energy Corp.,
               3.75%, 03/05/2008...............................  $    1,145
       970   Empresa Nacional de Electricidad S.A.,
               8.625%, 08/01/2015 H............................       1,112
     1,160   FirstEnergy Corp.,
               6.45%, 11/15/2011...............................       1,220
     3,200   FPL Group Capital, Inc.,
               3.25%, 04/11/2006...............................       3,181
       275   Kansas Gas & Electric Co.,
               6.20%, 01/15/2006...............................         276
     2,730   Kinder Morgan Energy Partners L.P.,
               5.80%, 03/15/2035...............................       2,544
       850   NorthWestern Corp.,
               7.30%, 12/01/2006 M.............................         864
       200   Pacificorp,
               6.12%, 01/15/2006...............................         201
       860   Panhandle Eastern Pipeline,
               2.75%, 03/15/2007...............................         835
       850   Texas-New Mexico Power Co.,
               6.125%, 06/01/2008..............................         860
       250   Westar Energy, Inc.,
               5.15%, 01/01/2017...............................         243
                                                                 ----------
                                                                     19,172
                                                                 ----------
             Total corporate bonds: investment grade
               (cost $169,175).................................  $  178,212
                                                                 ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 3.8%
             BASIC MATERIALS -- 0.8%
$      600   CSN Islands VIII Corp.,
               10.00%, 01/15/2015 M............................  $      656
     1,430   Domtar, Inc.,
               7.875%, 10/15/2011..............................       1,308
     2,055   International Steel Group, Inc.,
               6.50%, 04/15/2014...............................       2,019
     1,675   Vedanta Resources plc,
               6.625%, 02/22/2010 MH...........................       1,621
                                                                 ----------
                                                                      5,604
                                                                 ----------
             CAPITAL GOODS -- 0.3%
     2,045   Bombardier, Inc.,
               6.30%, 05/01/2014 MH............................       1,769
                                                                 ----------
             CONSUMER CYCLICAL -- 0.2%
     1,135   Desarrolladora Homes S.A.,
               7.50%, 09/28/2015 M.............................       1,095
                                                                 ----------
             CONSUMER STAPLES -- 0.1%
       550   Tembec Industries, Inc.,
               7.75%, 03/15/2012...............................         344
                                                                 ----------
             FINANCE -- 0.5%
       960   General Motors Acceptance Corp.,
               8.60%, 12/01/2012 Z.............................         520
     2,380   General Motors Acceptance Corp.,
               6.875%, 09/15/2011..............................       2,308

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
$      610   General Motors Acceptance Corp.,
               8.64%, 06/15/2015 Z.............................  $      276
                                                                 ----------
                                                                      3,104
                                                                 ----------
             ENERGY -- 0.2%
     1,500   El Paso CGP Co.,
               6.50%, 06/01/2008...............................       1,461
                                                                 ----------
             HEALTH CARE -- 0.3%
     1,100   HCA, Inc.,
               6.375%, 01/15/2015 H............................       1,079
       905   HCA, Inc.,
               6.95%, 05/01/2012...............................         922
                                                                 ----------
                                                                      2,001
                                                                 ----------
             TECHNOLOGY -- 1.2%
     1,300   Intelsat Bermuda Ltd.,
               8.70%, 01/15/2012 M.............................       1,316
       535   Intelsat Ltd.,
               6.50%, 11/01/2013 H.............................         393
     1,975   L-3 Communications Corp.,
               3.00%, 08/01/2035 M.............................       1,985
     2,500   MCI, Inc.,
               7.69%, 05/01/2009...............................       2,591
       890   Nextel Partners, Inc.,
               8.125%, 07/01/2011..............................         950
       420   Shaw Communications, Inc.,
               8.25%, 04/11/2010...............................         453
                                                                 ----------
                                                                      7,688
                                                                 ----------
             TRANSPORTATION -- 0.1%
       695   Hornbeck Offshore Services, Inc.,
               6.125%, 12/01/2014 M............................         678
                                                                 ----------
             UTILITIES -- 0.1%
       890   Sierra Pacific Resources,
               6.75%, 08/15/2017 M.............................         886
                                                                 ----------
             Total corporate bonds: non-investment
               (cost $36,535)..................................  $   24,630
                                                                 ----------
U.S. GOVERNMENT SECURITIES -- 15.4%
             OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
$    8,800   Tennessee Valley Authority,
               4.75%, 11/01/2025...............................  $    2,167
       250   Federal Home Loan Bank,
               7.51% 2007 K....................................         257
                                                                 ----------
                                                                      2,424
                                                                 ----------
             U.S. TREASURY SECURITIES -- 15.0%
     3,208   0.875% 2010 J.....................................       3,196
     7,815   1.625% 2015 JH....................................       7,797
     6,770   1.875% 2015 JH....................................       6,766
    19,500   2.00% 2006 H......................................      19,269
     5,090   2.25% 2007........................................       4,956
     3,790   2.375% 2025 J.....................................       4,109

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
             U.S. TREASURY SECURITIES -- (CONTINUED)
$   22,159   2.50% 2006 H......................................  $   21,941
       600   3.625% 2007 H.....................................         593
       326   3.875% 2010 H.....................................         317
     6,135   4.00% 2015 H......................................       5,866
     1,586   4.125% 2010 -- 2015 H.............................       1,540
     5,445   4.25% 2015 H......................................       5,313
    14,501   5.375% 2031 H.....................................      15,815
       950   6.25% 2030........................................       1,148
                                                                 ----------
                                                                     98,626
                                                                 ----------
             Total U.S. government securities
               (cost $102,094).................................  $  101,050
                                                                 ----------
U.S. GOVERNMENT AGENCIES -- 30.6%
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.9%
$    3,800   4.10% 2014........................................  $    3,690
    14,127   4.50% 2018........................................      13,688
     3,444   5.039% 2035.......................................       3,424
     3,935   5.50% 2033 -- 2034................................       3,889
    47,380   5.50% 2035........................................      46,758
    18,986   6.00% 2032 -- 2035................................      19,186
                                                                 ----------
                                                                     90,635
                                                                 ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.7%
     9,534   4.50% 2035........................................       8,908
       895   4.701% 2034.......................................         883
     1,102   4.734% 2035.......................................       1,083
       745   4.757% 2035.......................................         734
     1,832   4.809% 2035.......................................       1,805
     1,415   4.881% 2035.......................................       1,398
       972   4.92% 2035........................................         957
     2,273   4.931% 2035.......................................       2,239
    21,401   5.00% 2018 -- 2035I...............................      20,985
    26,094   5.50% 2017 -- 2035I...............................      25,866
     9,019   6.00% 2013 -- 2033................................       9,124
     1,798   6.50% 2031 -- 2034................................       1,846
       644   7.50% 2029 -- 2031................................         681
                                                                 ----------
                                                                     76,509
                                                                 ----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.0%
    13,036   5.00% 2033 -- 2035I...............................      12,728
     9,944   5.50% 2033 -- 2035I...............................       9,936
     4,914   6.00% 2032 -- 2034................................       5,004
     5,174   6.50% 2028 -- 2032................................       5,371
                                                                 ----------
                                                                     33,039
                                                                 ----------
             Total U.S. government agencies
               (cost $203,522).................................  $  200,183
                                                                 ----------
             Total long-term investments
               (cost $616,269).................................  $  606,776
                                                                 ----------
SHORT-TERM INVESTMENTS -- 33.9%
             REPURCHASE AGREEMENTS -- 16.1%
$   35,359   BNP Paribas Repurchase Agreement, 3.91%,
               11/01/2005......................................  $   35,359
    35,359   RBS Greenwich Repurchase Agreement, 3.92%,
               11/01/2005......................................      35,359

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE U
----------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
             REPURCHASE AGREEMENTS -- (CONTINUED)
$   34,449   UBS Warburg Securities, Inc. Repurchase Agreement,
               3.92%, 11/01/2005...............................  $   34,449
                                                                 ----------
                                                                    105,167
                                                                 ----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
             LENDING -- 17.8%
   116,756   Navigator Prime Portfolio.........................     116,756
                                                                 ----------
             Total short-term investments
               (cost $221,923).................................  $  221,923
                                                                 ----------
             Total investments in securities
               (cost $838,192) O...............................  $  828,699
                                                                 ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.18% of total net assets at October 31, 2005.

 Y All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO
     GBP -- British Pound

  O At October 31, 2005, the cost of securities for federal income tax purposes is $839,434 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $    974
      Unrealized depreciation........................   (11,709)
                                                       --------
      Net unrealized depreciation....................  $(10,735)
                                                       ========

 H   Security is fully or partially on loan at October 31, 2005.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not change for a certain period of time.

       PERIOD
      ACQUIRED  SHARES/PAR           SECURITY          COST BASIS
      --------  ----------           --------          ----------
      4/2005-
      10/2005    $ 8,900     Morgan Stanley Dean
                             Witter Capital I, 8.05%,
                             08/25/2032 -- Reg D          $154
      4/2005-
      10/2005     12,535     Morgan Stanley Dean
                             Witter Capital I, 0%,
                             08/25/2032 -- 144A             @@

     The aggregate value of these securities at October 31, 2005 was $171, which represents 0.03% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2005, was $47,210, which represents 7.21% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2005.

 Z The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at October 31, 2005.

  I The cost of securities purchased on a when-issued basis at October 31, 2005 was $60,513.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2005

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
            DESCRIPTION                     TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
            -----------                     -----------         ------         --------         ----------         --------------
British Pound                                  Sell             $9,468          $9,417          01/06/2006              ($51)

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET AND COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.5%
            FINANCE -- 4.5%
 $ 2,000    LB UBS Commercial Mortgage Trust,
              4.74%, 02/15/2041...............................  $  1,924
   3,000    Merrill Lynch Mortgage Trust,
              4.747%, 05/01/2043..............................     2,879
   3,000    CS First Boston Mortgage Securities Corp.,
              4.83%, 11/15/2037...............................     2,901
   3,000    GMAC Commercial Mortgage Securities, Inc.,
              4.86%, 12/10/2041...............................     2,909
                                                                --------
            Total asset and commercial mortgage backed
              securities
              (cost $11,102)..................................  $ 10,613
                                                                --------
U.S. GOVERNMENT SECURITIES -- 22.4%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 6.8%
            Federal Home Loan Bank
 $ 7,860    4.50% 2010........................................  $  7,744
   7,750    5.75% 2012........................................     8,140
                                                                --------
                                                                  15,884
                                                                --------
            U.S. TREASURY SECURITIES 15.6%
  15,150    1.625% 2015 J.....................................    15,116
   7,500    3.00% 2012 J......................................     8,760
   8,190    4.25% 2015 H......................................     7,992
   4,500    5.00% 2011 H......................................     4,617
                                                                --------
                                                                  36,485
                                                                --------
            Total U.S. government securities
              (cost $53,639)..................................  $ 52,369
                                                                --------
U.S. GOVERNMENT AGENCIES -- 70.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 25.1%
            MORTGAGE BACKED SECURITIES:
 $ 3,610    5.50% 2032........................................  $  3,572
   9,622    6.00% 2032........................................     9,783
      84    7.00% 2029 -- 2031................................        88
     121    9.00% 2022........................................       132
      92    11.50% 2015 -- 2019...............................       101
     107    11.75% 2010 -- 2011...............................       116
      21    12.50% 2019.......................................        23
                                                                --------
                                                                  13,815
                                                                --------
            NOTES:
  15,000    5.25% 2012........................................    14,741
                                                                --------
            REMIC-PACS:
   9,292    6.00% 2017........................................     9,540
                                                                --------
            REMIC-Z BONDS:
  20,089    6.50% 2032 [ ]....................................    20,729
                                                                --------
                                                                  58,825
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 42.9%
            MORTGAGE BACKED SECURITIES:
 $11,122    5.50% 2015 -- 2032................................  $ 11,005
   2,204    5.85% 2009........................................     2,247
   2,743    5.89% 2008........................................     2,794
  25,501    6.00% 2016 -- 2035................................    25,749
   1,325    6.01% 2009........................................     1,355
   1,058    6.36% 2008........................................     1,082
   1,120    6.50% 2013 -- 2015................................     1,158
   5,515    6.52% 2008........................................     5,638
   5,736    7.184% 2006.......................................     5,793
     131    7.50% 2030........................................       138
      30    8.00% 2025........................................        32
      51    8.50% 2022........................................        56
      42    9.00% 2020........................................        46
      42    9.75% 2020........................................        46
     177    10.00% 2020.......................................       197
      43    10.50% 2012 -- 2018...............................        47
      13    10.75% 2013.......................................        13
     244    11.00% 2015 -- 2020...............................       266
      51    11.25% 2013.......................................        54
      10    11.50% 2015.......................................        11
      23    12.00% 2014.......................................        25
      86    12.50% 2015.......................................        95
                                                                --------
                                                                  57,847
                                                                --------
            NOTES:
   9,000    4.20% 2008........................................     8,868
  10,500    6.25% 2029........................................    12,059
                                                                --------
                                                                  20,927
                                                                --------
            REMIC-PACS:
  11,331    6.00% 2016........................................    11,585
   9,797    6.50% 2012 -- 2032................................    10,068
                                                                --------
                                                                  21,653
                                                                --------
                                                                 100,427
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.8%
            MORTGAGE BACKED SECURITIES:
     607    6.00% 2034........................................       616
   4,949    6.50% 2031 -- 2032................................     5,137
      69    7.00% 2030........................................        72
     127    8.00% 2022........................................       136
     531    9.50% 2016 -- 2019................................       586
      38    11.00% 2015 -- 2018...............................        41
                                                                --------
                                                                   6,588
                                                                --------
            Total U.S. government agencies
              (cost $166,391).................................  $165,840
                                                                --------
            Total long-term investments
              (cost $231,132).................................  $228,822
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
       v
 SHORT-TERM INVESTMENTS -- 6.3%
            REPURCHASE AGREEMENTS -- 1.5%
 $ 1,207    BNP Paribas Repurchase Agreement,
              3.91%, 11/01/2005...............................  $  1,207
   1,207    RBS Greenwich Repurchase Agreement,
              3.92%, 11/01/2005...............................     1,207
   1,176    UBS Warburg Securities, Inc. Repurchase Agreement,
              3.92%, 11/01/2005...............................     1,176
                                                                --------
                                                                   3,590
                                                                --------
 SHARES
 -------
       V    SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.8%
  11,265    BNY Institutional Cash Reserve Fund...............  $ 11,265
                                                                --------
            Total short-term investments
              (cost $14,855)..................................  $ 14,855
                                                                --------
            Total investments in securities
              (cost $245,987) O...............................  $243,677
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $245,987 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 1,376
      Unrealized depreciation.........................   (3,686)
                                                        -------
      Net unrealized depreciation.....................  $(2,310)
                                                        =======

 H   Security is partially on loan at October 31, 2005.

 J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

[ ] Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate. The interest rate disclosed represents the coupon rate at which the additional principal is being accrued.

 U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.5%
            BASIC MATERIALS -- 8.7%
     89     Alcoa, Inc. ......................................  $  2,154
     40     Cameco Corp. .....................................     1,917
     47     Dow Chemical Co. .................................     2,142
     55     DuPont (E.I.) de Nemours & Co. ...................     2,297
     45     Huntsman Corp. B..................................       899
     23     Kimberly-Clark Corp. .............................     1,307
     38     Precision Castparts Corp. ........................     1,819
                                                                --------
                                                                  12,535
                                                                --------
            CAPITAL GOODS -- 7.0%
    100     Caterpillar, Inc. ................................     5,254
     29     General Dynamics Corp. ...........................     3,314
     28     Rockwell Automation, Inc. ........................     1,462
                                                                --------
                                                                  10,030
                                                                --------
            CONSUMER CYCLICAL -- 4.2%
     73     Dollar General Corp. .............................     1,412
     43     McDonald's Corp. .................................     1,368
     23     NIKE, Inc. Class B................................     1,916
     60     Safeway, Inc. ....................................     1,398
                                                                --------
                                                                   6,094
                                                                --------
            CONSUMER STAPLES -- 5.0%
     50     Campbell Soup Co. ................................     1,443
     53     Kellogg Co. ......................................     2,341
     57     PepsiCo, Inc. ....................................     3,350
                                                                --------
                                                                   7,134
                                                                --------
            ENERGY -- 13.2%
     81     ConocoPhillips....................................     5,309
    113     Exxon Mobil Corp. ................................     6,350
     88     GlobalSantaFe Corp. ..............................     3,925
     43     Occidental Petroleum Corp. .......................     3,352
                                                                --------
                                                                  18,936
                                                                --------
            FINANCE -- 29.8%
     28     ACE Ltd. .........................................     1,438
     27     Allstate Corp. ...................................     1,425
     61     American International Group, Inc. ...............     3,972
    129     Bank of America Corp. ............................     5,660
     25     Chubb Corp. ......................................     2,334
    131     Citigroup, Inc. ..................................     5,974
     46     Golden West Financial Corp. ......................     2,696
     28     Goldman Sachs Group, Inc. ........................     3,564
     53     J.P. Morgan Chase & Co. ..........................     1,923
     54     National City Corp. ..............................     1,740
     18     PNC Financial Services Group, Inc. ...............     1,062
     31     Principal Financial Group, Inc. ..................     1,514
     18     SunTrust Banks, Inc. .............................     1,334
     62     U.S. Bancorp......................................     1,819
     14     Washington Mutual, Inc. ..........................       545
     54     Wellpoint, Inc. B.................................     4,040
     32     Wells Fargo & Co. ................................     1,920
                                                                --------
                                                                  42,960
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- 7.4%
     55     Baxter International, Inc. .......................  $  2,102
    166     CVS Corp. ........................................     4,045
     76     Pfizer, Inc. .....................................     1,649
     64     Wyeth.............................................     2,861
                                                                --------
                                                                  10,657
                                                                --------
            SERVICES -- 1.4%
     75     Comcast Corp. Class A B...........................     2,073
                                                                --------
            TECHNOLOGY -- 9.2%
     84     Applied Materials, Inc. ..........................     1,381
     46     AT&T Corp. .......................................       918
     13     Beckman Coulter, Inc. ............................       660
    123     BellSouth Corp. ..................................     3,187
     14     Lam Research Corp. B..............................       462
     47     Motorola, Inc. ...................................     1,044
     85     SBC Communications, Inc. .........................     2,025
     77     Sprint Nextel Corp. ..............................     1,802
     98     Time Warner, Inc. ................................     1,740
                                                                --------
                                                                  13,219
                                                                --------
            TRANSPORTATION -- 2.5%
     24     CSX Corp. ........................................     1,113
    157     Southwest Airlines Co. ...........................     2,515
                                                                --------
                                                                   3,628
                                                                --------
            UTILITIES -- 9.1%
     32     Consolidated Edison, Inc. ........................     1,438
     31     Dominion Resources, Inc. .........................     2,355
     10     Entergy Corp. ....................................       672
     40     Exelon Corp. .....................................     2,065
     31     FPL Group, Inc. ..................................     1,326
     50     PPL Corp. ........................................     1,567
      7     Progress Energy, Inc. ............................       314
     35     SCANA Corp. ......................................     1,369
     21     Southern Co. .....................................       717
     12     TXU Corp. ........................................     1,229
                                                                --------
                                                                  13,052
                                                                --------
            Total common stock
              (cost $124,640).................................  $140,318
                                                                --------


PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.1%
            REPURCHASE AGREEMENTS -- 3.1%
 $  150     Bank of America Joint Repurchase Agreement,
              3.92%, 11/01/2005...............................  $    150
  1,656     Bank of America TriParty Joint Repurchase
              Agreement,
              4.03%, 11/01/2005...............................     1,656

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $1,060     J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement,
              4.03%, 11/01/2005...............................  $  1,060
  1,569     UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................     1,569
                                                                --------
            Total short-term investments
              (cost $4,435)...................................  $  4,435
                                                                --------
            Total investments in securities
              (cost $129,075) O...............................  $144,753
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.33% of total net assets at October 31, 2005.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $129,229 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $18,718
      Unrealized depreciation.........................   (3,194)
                                                        -------
      Net unrealized appreciation.....................  $15,524
                                                        =======

  B  Currently non-income producing.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 11.2%
     12     Akzo Nobel N.V. + ................................  $    537
     12     Albemarle Corp. ..................................       425
    229     Alcoa, Inc. ......................................     5,567
     33     Aracruz Celulose S.A. ADR.........................     1,252
     27     Arch Coal, Inc. ..................................     2,112
     36     Cytec Industries, Inc. ...........................     1,487
     41     DuPont (E.I.) de Nemours & Co. ...................     1,713
      4     Engelhard Corp. ..................................       120
      4     Huntsman Corp. B..................................        80
    111     Michelin (C.G.D.E.) Class B + ....................     6,017
     64     Pactiv Corp. B....................................     1,257
    276     Sappi Ltd. ADR....................................     2,699
    115     Smurfit-Stone Container Corp. B...................     1,214
     39     Temple-Inland, Inc. ..............................     1,417
                                                                --------
                                                                  25,897
                                                                --------
            CAPITAL GOODS -- 3.9%
     96     Goodrich Corp. ...................................     3,474
     24     Parker-Hannifin Corp. ............................     1,517
    123     Teradyne, Inc. B..................................     1,661
     91     Tyco International Ltd. ..........................     2,388
                                                                --------
                                                                   9,040
                                                                --------
            CONSUMER CYCLICAL -- 10.4%
     99     American Axle & Manufacturing Holdings, Inc. .....     2,167
    101     Arris Group, Inc. B...............................       835
     77     Blockbuster, Inc. Class A H.......................       352
     74     CBRL Group, Inc. .................................     2,568
    320     Foot Locker, Inc. ................................     6,211
     97     Lear Corp. .......................................     2,964
     77     Newell Rubbermaid, Inc. ..........................     1,766
    198     Ruby Tuesday, Inc. ...............................     4,345
    106     TRW Automotive Holdings Corp. B...................     2,855
                                                                --------
                                                                  24,063
                                                                --------
            ENERGY -- 7.3%
     17     Devon Energy Corp. ...............................     1,051
     18     Exxon Mobil Corp. ................................     1,027
     34     GlobalSantaFe Corp. ..............................     1,492
     39     Marathon Oil Corp. ...............................     2,316
     44     Noble Corp. ......................................     2,833
     53     Talisman Energy, Inc. ............................     2,343
     47     Total S.A. ADR....................................     5,885
                                                                --------
                                                                  16,947
                                                                --------
            FINANCE -- 29.8%
    107     ACE Ltd. .........................................     5,596
      9     Allstate Corp. ...................................       449
     47     AMBAC Financial Group, Inc. ......................     3,332
     82     American International Group, Inc. ...............     5,294
    267     Apollo Investment Corp. ..........................     4,987
    163     Bank of America Corp. ............................     7,124
     90     Capital One Financial Corp. ......................     6,887
     96     CIT Group, Inc. ..................................     4,408
    200     Citigroup, Inc. ..................................     9,159
     33     Everest Re Group Ltd. ............................     3,252

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
     38     Federal Home Loan Mortgage Corp. .................  $  2,307
     34     Golden West Financial Corp. ......................     1,997
    234     MBNA Corp. .......................................     5,971
     79     Platinum Underwriters Holdings Ltd. ..............     2,262
     23     Reinsurance Group of America......................     1,029
     30     RenaissanceRe Holdings Ltd. ADR...................     1,128
    128     Royal Bank of Scotland Group plc + ...............     3,548
                                                                --------
                                                                  68,730
                                                                --------
            HEALTH CARE -- 8.8%
     38     Coventry Health Care, Inc. B......................     2,025
    105     Endo Pharmaceuticals Holdings, Inc. B.............     2,827
     93     GlaxoSmithKline plc + ............................     2,411
     48     GlaxoSmithKline plc ADR...........................     2,501
     16     Lilly (Eli) & Co. ................................       797
     28     Pfizer, Inc. .....................................       598
     20     Sanofi-Aventis S.A. + ............................     1,620
    116     Sanofi-Aventis S.A. ADR...........................     4,646
     64     Wyeth.............................................     2,859
                                                                --------
                                                                  20,284
                                                                --------
            SERVICES -- 5.0%
     27     Comcast Corp. Class A B...........................       746
    134     Comcast Corp. Special Class A B...................     3,662
    106     Dex Media, Inc. ..................................     2,853
     40     Liberty Global, Inc. Class A B....................       987
     49     Liberty Global, Inc. Class C B....................     1,168
    436     Unisys Corp. B....................................     2,229
                                                                --------
                                                                  11,645
                                                                --------
            TECHNOLOGY -- 16.2%
     86     Arrow Electronics, Inc. B.........................     2,547
    276     Cinram International, Inc. .......................     5,600
    451     Cisco Systems, Inc. B.............................     7,877
    149     Fairchild Semiconductor International, Inc. B.....     2,295
    123     Flextronics International Ltd. B..................     1,145
     32     Lam Research Corp. B..............................     1,090
    112     Microsoft Corp. ..................................     2,868
     16     QLogic Corp. B....................................       477
    148     Seagate Technology................................     2,142
    104     Sprint Nextel Corp. ..............................     2,430
     90     Tektronix, Inc. ..................................     2,061
     24     Telefonaktiebolaget LM Ericsson ADR...............       781
    115     Time Warner, Inc. ................................     2,049
     47     Varian Semiconductor Equipment Associates, Inc.
              B...............................................     1,774
     60     Vishay Intertechnology, Inc. B....................       677
     19     Whirlpool Corp. ..................................     1,490
                                                                --------
                                                                  37,303
                                                                --------
            TRANSPORTATION -- 4.6%
     50     AirTran Holdings, Inc. B..........................       747
     75     AMR Corp. BH......................................     1,019
    100     Continental Airlines, Inc. B......................     1,291
     52     Pinnacle Airlines Corp. B.........................       335
    118     Yellow Roadway Corp. B............................     5,376

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- (CONTINUED)
     81     US Airways Group, Inc. +BV........................  $  1,789
                                                                --------
                                                                  10,557
                                                                --------
            UTILITIES -- 0.4%
     18     Constellation Energy Group, Inc. .................     1,008
                                                                --------
            Total common stock
              (cost $218,509).................................  $225,474
                                                                --------
PREFERRED STOCKS -- 0.9%
            ENERGY -- 0.9%
     35     Petroleo Brasileiro S.A. ADR......................  $  1,979
                                                                --------
            Total preferred stocks
              (cost $1,162)...................................  $  1,979
                                                                --------
            Total long-term investments
              (cost $219,671).................................  $227,453
                                                                --------
PRINCIPAL
AMOUNTS
---------
 SHORT-TERM INVESTMENTS -- 1.5%
            REPURCHASE AGREEMENTS -- 1.0%
 $   74     Bank of America Joint Repurchase Agreement, 3.92%,
              11/01/2005......................................  $     74
    824     Bank of America TriParty Joint Repurchase
              Agreement, 4.03%, 11/01/2005....................       824
    527     J.P. Morgan Chase TriParty Mortgage Repurchase
              Agreement, 4.03%, 11/01/2005....................       527
    780     UBS Securities TriParty Repurchase Agreement,
              4.03%, 11/01/2005...............................       780
                                                                --------
                                                                   2,205
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.5%
 $1,216     BNY Institutional Cash Reserve Fund...............  $  1,216
                                                                --------
            Total short-term investments
              (cost $3,421)...................................  $  3,421
                                                                --------
            Total investments in securities
              (cost $223,092) O...............................  $230,874
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.11% of total net assets at October 31, 2005.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at October 31, 2005, was $15,922, which represents 6.89% of total net assets.

  O At October 31, 2005, the cost of securities for federal income tax purposes is $223,179 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 18,547
      Unrealized depreciation........................   (10,852)
                                                       --------
      Net unrealized appreciation....................  $  7,695
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at October 31, 2005.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

       PERIOD                                               COST
      ACQUIRED  SHARES               SECURITY              BASIS
      --------  ------               --------              -----
      5/2005-
      10/2005     81     US Airways Group, Inc. -- Reg D   $1,307

     The aggregate value of this security at October 31, 2005 was $1,789 which represents 0.77% of total net assets.

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

                      (This page intentionally left blank)

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF ASSETS AND LIABILITIES
 OCTOBER 31, 2005 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                    AGGRESSIVE GROWTH
                                                              ADVISERS FUND          ALLOCATION FUND
                                                              -------------         -----------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................  $   2,207,881           $     109,790*
 Cash(+)....................................................             53                      --
 Foreign currency on deposit with custodian#................             --                      --
 Unrealized appreciation on forward foreign currency
   contracts................................................              9                      --
 Receivables:
   Investment securities sold...............................         21,456                      --
   Fund shares sold.........................................            336                   1,216
   Dividends and interest...................................          8,068                      --
   Variation margin.........................................             --                      --
 Other assets...............................................            115                      45
                                                              -------------           -------------
Total assets................................................      2,237,918                 111,051
                                                              -------------           -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................             --                      --
 Bank overdraft -- U.S. Dollars.............................             --                      --
 Bank overdraft -- foreign cash.............................             --                      --
 Payable upon return of securities loaned (Note 2d).........        282,738                      --
 Payables:
   Investment securities purchased..........................         20,213                      --
   Fund shares redeemed.....................................          4,616                      46
   Dividends................................................             --                      --
   Investment advisory and management fees (Note 3).........            206                       4
   Distribution fees (Note 3)...............................            163                      11
 Accrued expenses...........................................            629                      30
 Other liabilities..........................................             --                      --
                                                              -------------           -------------
Total liabilities...........................................        308,565                      91
                                                              -------------           -------------
Net assets..................................................  $   1,929,353           $     110,960
                                                              =============           =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................  $   2,008,241           $     105,192
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................          2,060                      --
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................       (193,178)                     58
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................        112,230                   5,710
                                                              -------------           -------------
Net assets..................................................  $   1,929,353           $     110,960
                                                              =============           =============
Shares authorized...........................................        760,000                 300,000
                                                              -------------           -------------
Par value...................................................  $       0.001           $       0.001
                                                              -------------           -------------
CLASS A: Net asset value per share/Maximum offering price
        per share...........................................  $15.34/$16.23           $11.46/$12.13
                                                              -------------           -------------
        Shares outstanding..................................         79,699                   5,068
                                                              -------------           -------------
        Net assets..........................................  $   1,222,944           $      58,087
                                                              -------------           -------------
CLASS B: Net asset value per share..........................  $       15.19           $       11.37
                                                              -------------           -------------
        Shares outstanding..................................         28,798                   1,772
                                                              -------------           -------------
        Net assets..........................................  $     437,462           $      20,155
                                                              -------------           -------------
CLASS C: Net asset value per share..........................  $       15.34           $       11.37
                                                              -------------           -------------
        Shares outstanding..................................         16,535                   2,878
                                                              -------------           -------------
        Net assets..........................................  $     253,605           $      32,718
                                                              -------------           -------------
CLASS E: Net asset value per share/Maximum offering price
        per share...........................................             --                      --
                                                              -------------           -------------
        Shares outstanding..................................             --                      --
                                                              -------------           -------------
        Net assets..........................................             --                      --
                                                              -------------           -------------
CLASS H: Net asset value per share..........................             --                      --
                                                              -------------           -------------
        Shares outstanding..................................             --                      --
                                                              -------------           -------------
        Net assets..........................................             --                      --
                                                              -------------           -------------
CLASS L: Net asset value per share/Maximum offering price
        per share...........................................             --                      --
                                                              -------------           -------------
        Shares outstanding..................................             --                      --
                                                              -------------           -------------
        Net assets..........................................             --                      --
                                                              -------------           -------------
CLASS M: Net asset value per share..........................             --                      --
                                                              -------------           -------------
        Shares outstanding..................................             --                      --
                                                              -------------           -------------
        Net assets..........................................             --                      --
                                                              -------------           -------------
CLASS N: Net asset value per share..........................             --                      --
                                                              -------------           -------------
        Shares outstanding..................................             --                      --
                                                              -------------           -------------
        Net assets..........................................             --                      --
                                                              -------------           -------------
CLASS Y: Net asset value per share..........................  $       15.50                      --
                                                              -------------           -------------
        Shares outstanding..................................            990                      --
                                                              -------------           -------------
        Net assets..........................................  $      15,342                      --
                                                              -------------           -------------
CLASS Z: Net asset value per share..........................             --                      --
                                                              -------------           -------------
        Shares outstanding..................................             --                      --
                                                              -------------           -------------
        Net assets..........................................             --                      --
                                                              -------------           -------------
@ Cost of securities........................................  $   2,095,648           $     104,080
                                                              -------------           -------------
@ Market value of securities on loan........................  $     276,056           $          --
                                                              -------------           -------------
 (+)  Cash held as collateral on loaned securities..........  $          50           $          --
                                                              -------------           -------------
 # Cost of foreign currency on deposit with custodian.......  $          --           $          --
                                                              -------------           -------------

*  Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    BALANCED ALLOCATION   CAPITAL APPRECIATION   CAPITAL APPRECIATION   CONSERVATIVE ALLOCATION   DISCIPLINED EQUITY   DIVIDEND AND
           FUND                   FUND                 II FUND                   FUND                    FUND           GROWTH FUND
    -------------------   --------------------   --------------------   -----------------------   ------------------   -------------
       $     434,237*        $  10,471,468          $      82,488            $     111,924*         $     364,993      $   2,940,229
                  --                   143                     18                       --                     --                 --
                  --                 2,872                     --                       --                     --                 --
                  --                    24                     @@                       --                     --                 --
                  --               106,775                    506                       --                  6,675             14,103
               4,900                26,574                  2,012                      621                     56              2,012
                  22                 7,191                     57                       10                    204              3,564
                  --                    --                     --                       --                     --                 --
                  43                   248                    116                       35                     34                 99
       -------------         -------------          -------------            -------------          -------------      -------------
             439,202            10,615,295                 85,197                  112,590                371,962          2,960,007
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                     8                     @@                       --                     --                 --
                  --                    --                     --                       --                     44                 --
                  --                    --                     @@                       --                     --                 --
                  --               703,345                     --                       --                     --             91,818
                  --               118,237                  1,927                       --                  6,333             15,542
                 330                 5,763                     34                       42                    592              2,335
                  --                    --                     --                       --                     --                 --
                  14                 1,045                     13                        4                     47                295
                  39                   806                      6                       10                     20                188
                  74                 3,276                     67                       23                    127                818
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                 457               832,480                  2,047                       79                  7,163            110,996
       -------------         -------------          -------------            -------------          -------------      -------------
       $     438,745         $   9,782,815          $      83,150            $     112,511          $     364,799      $   2,849,011
       =============         =============          =============            =============          =============      =============
       $     422,592         $   7,640,765          $      80,678            $     109,814          $     414,240      $   2,391,758
                 559                     7                     --                      328                    600              1,335
                 890               944,310                  1,062                    1,108                (80,906)           108,408
              14,704             1,197,733                  1,410                    1,261                 30,865            347,510
       -------------         -------------          -------------            -------------          -------------      -------------
       $     438,745         $   9,782,815          $      83,150            $     112,511          $     364,799      $   2,849,011
       =============         =============          =============            =============          =============      =============
             300,000               620,000                800,000                  300,000                300,000            500,000
       -------------         -------------          -------------            -------------          -------------      -------------
       $       0.001         $       0.001          $       0.001            $       0.001          $       0.001      $       0.001
       -------------         -------------          -------------            -------------          -------------      -------------
       $10.95/$11.59         $36.51/$38.63          $11.07/$11.71            $10.57/$11.19          $11.78/$12.47      $19.10/$20.21
       -------------         -------------          -------------            -------------          -------------      -------------
              24,015               166,314                  5,147                    6,672                 17,807            110,470
       -------------         -------------          -------------            -------------          -------------      -------------
       $     262,878         $   6,071,891          $      56,981            $      70,533          $     209,721      $   2,109,617
       -------------         -------------          -------------            -------------          -------------      -------------
       $       10.92         $       33.90          $       11.02            $       10.56          $       11.25      $       18.84
       -------------         -------------          -------------            -------------          -------------      -------------
               6,649                48,125                    575                    1,375                  3,539             18,242
       -------------         -------------          -------------            -------------          -------------      -------------
       $      72,619         $   1,631,199          $       6,343            $      14,525          $      39,806      $     343,650
       -------------         -------------          -------------            -------------          -------------      -------------
       $       10.92         $       34.00          $       11.04            $       10.56          $       11.26      $       18.81
       -------------         -------------          -------------            -------------          -------------      -------------
               9,455                53,962                  1,766                    2,599                  2,991             14,939
       -------------         -------------          -------------            -------------          -------------      -------------
       $     103,248         $   1,834,562          $      19,494            $      27,453          $      33,690      $     280,967
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --         $       38.47          $       11.08                       --          $       12.12      $       19.30
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                 6,373                     30                       --                  6,729              5,947
       -------------         -------------          -------------            -------------          -------------      -------------
                  --         $     245,163          $         332                       --          $      81,582      $     114,777
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
                  --                    --                     --                       --                     --                 --
       -------------         -------------          -------------            -------------          -------------      -------------
       $     419,533         $   9,273,701          $      81,078            $     110,663          $     334,128      $   2,592,719
       -------------         -------------          -------------            -------------          -------------      -------------
       $          --         $     671,860          $          --            $          --          $          --      $      90,656
       -------------         -------------          -------------            -------------          -------------      -------------
       $          --         $           9          $          --            $          --          $          --      $          --
       -------------         -------------          -------------            -------------          -------------      -------------
       $          --         $       2,855          $          @@            $          --          $          --      $          --
       -------------         -------------          -------------            -------------          -------------      -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              EQUITY INCOME FUND         FLOATING RATE FUND
                                                              ------------------         ------------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................    $     474,993              $     288,747
 Cash(+)....................................................                1                          1
 Foreign currency on deposit with custodian#................               --                         --
 Unrealized appreciation on forward foreign currency
   contracts................................................               --                         --
 Receivables:
   Investment securities sold...............................            1,866                        503
   Fund shares sold.........................................              617                     11,847
   Dividends and interest...................................              841                      1,582
   Variation margin.........................................               --                         --
 Other assets...............................................              137                        113
                                                                -------------              -------------
Total assets................................................          478,455                    302,793
                                                                -------------              -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................               --                         --
 Bank overdraft -- U.S. Dollars.............................               --                         --
 Bank overdraft -- foreign cash#............................               --                         --
 Payable upon return of securities loaned (Note 2d).........               --                         --
 Payables:
   Investment securities purchased..........................            9,675                     24,360
   Fund shares redeemed.....................................              759                        453
   Dividends................................................               --                         --
   Investment advisory and management fees (Note 3).........               61                         29
   Distribution fees (Note 3)...............................               30                         22
 Accrued expenses...........................................              118                         13
 Other liabilities..........................................               --                         --
                                                                -------------              -------------
Total liabilities...........................................           10,643                     24,877
                                                                -------------              -------------
Net assets..................................................    $     467,812              $     277,916
                                                                =============              =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $     436,234              $     278,111
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................            1,452                         89
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................            1,267                         --
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................           28,859                       (284)
                                                                -------------              -------------
Net assets..................................................    $     467,812              $     277,916
                                                                =============              =============
Shares authorized...........................................          300,000                    800,000
                                                                -------------              -------------
Par value...................................................    $       0.001              $       0.001
                                                                -------------              -------------
CLASS A: Net asset value per share/Maximum offering price
        per share...........................................    $12.09/$12.79              $10.09/$10.40
                                                                -------------              -------------
        Shares outstanding..................................           31,391                     16,796
                                                                -------------              -------------
        Net assets..........................................    $     379,604              $     169,485
                                                                -------------              -------------
CLASS B: Net asset value per share..........................    $       12.07              $       10.08
                                                                -------------              -------------
        Shares outstanding..................................            2,817                        561
                                                                -------------              -------------
        Net assets..........................................    $      33,989              $       5,659
                                                                -------------              -------------
CLASS C: Net asset value per share..........................    $       12.08              $       10.08
                                                                -------------              -------------
        Shares outstanding..................................            4,424                      9,195
                                                                -------------              -------------
        Net assets..........................................    $      53,435              $      92,710
                                                                -------------              -------------
CLASS E: Net asset value per share/Maximum offering price
        per share...........................................               --                         --
                                                                -------------              -------------
        Shares outstanding..................................               --                         --
                                                                -------------              -------------
        Net assets..........................................               --                         --
                                                                -------------              -------------
CLASS H: Net asset value per share..........................               --                         --
                                                                -------------              -------------
        Shares outstanding..................................               --                         --
                                                                -------------              -------------
        Net assets..........................................               --                         --
                                                                -------------              -------------
CLASS L: Net asset value per share/Maximum offering price
        per share...........................................               --                         --
                                                                -------------              -------------
        Shares outstanding..................................               --                         --
                                                                -------------              -------------
        Net assets..........................................               --                         --
                                                                -------------              -------------
CLASS M: Net asset value per share..........................               --                         --
                                                                -------------              -------------
        Shares outstanding..................................               --                         --
                                                                -------------              -------------
        Net assets..........................................               --                         --
                                                                -------------              -------------
CLASS N: Net asset value per share..........................               --                         --
                                                                -------------              -------------
        Shares outstanding..................................               --                         --
                                                                -------------              -------------
        Net assets..........................................               --                         --
                                                                -------------              -------------
CLASS Y: Net asset value per share..........................    $       12.15              $       10.08
                                                                -------------              -------------
        Shares outstanding..................................               65                        998
                                                                -------------              -------------
        Net assets..........................................    $         784              $      10,062
                                                                -------------              -------------
CLASS Z: Net asset value per share..........................               --                         --
                                                                -------------              -------------
        Shares outstanding..................................               --                         --
                                                                -------------              -------------
        Net assets..........................................               --                         --
                                                                -------------              -------------
 @  Cost of securities......................................    $     446,134              $     289,031
                                                                -------------              -------------
 @  Market value of securities on loan......................    $          --              $          --
                                                                -------------              -------------
(+) Cash held as collateral on loaned securities............    $          --              $          --
                                                                -------------              -------------
 #  Cost of foreign currency on deposit with custodian......    $          --              $          --
                                                                -------------              -------------

*  Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                          GLOBAL          GLOBAL FINANCIAL     GLOBAL HEALTH      GLOBAL LEADERS     GLOBAL TECHNOLOGY
     FOCUS FUND     COMMUNICATIONS FUND    SERVICES FUND            FUND               FUND                 FUND
    -------------   -------------------   ----------------   ------------------   --------------   ----------------------
    $      82,787       $    25,250        $      22,584       $     599,384      $     719,327         $    52,500
                1                --                    4                  --                 --                   1
               @@                --                    4                  --                  1                  35
               18                --                   @@                  --                 --                  14
            8,341                --                   21               4,163             30,160               1,103
                2                99                   @@               1,204                 50                   6
              125                42                   19                 696                979                  29
               --                --                   --                  --                 --                  --
               26                24                   27                 240                111                  35
    -------------       -----------        -------------       -------------      -------------         -----------
           91,300            25,415               22,659             605,687            750,628              53,723
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 40                  --
               --                --                   --                  --              4,146                  --
               --                30                   --                  --                 --                  --
               --             2,815                1,988              77,974             67,930                 771
            8,586               343                   --               3,723             22,002               1,065
              223                 1                    3                 431              1,828                 144
               --                --                   --                  --                 --                  --
               14                 3                    3                  85                 88                   8
                7                 2                    2                  32                 41                   5
               37                17                   15                 157                384                  51
               --                --                    1                   2                 16                  --
    -------------       -----------        -------------       -------------      -------------         -----------
            8,867             3,211                2,012              82,404             96,475               2,044
    -------------       -----------        -------------       -------------      -------------         -----------
    $      82,433       $    22,204        $      20,647       $     523,283      $     654,153         $    51,679
    =============       ===========        =============       =============      =============         ===========
    $      88,425       $    22,078        $      17,900       $     448,316      $     612,882         $   103,481
              321               253                  122                  --                918                  --
          (11,330)           (3,771)                (455)             30,485              3,058             (56,575)
            5,017             3,644                3,080              44,482             37,295               4,773
    -------------       -----------        -------------       -------------      -------------         -----------
    $      82,433       $    22,204        $      20,647       $     523,283      $     654,153         $    51,679
    =============       ===========        =============       =============      =============         ===========
          300,000           300,000              300,000             300,000            300,000             300,000
    -------------       -----------        -------------       -------------      -------------         -----------
    $       0.001       $     0.001        $       0.001       $       0.001      $       0.001         $     0.001
    -------------       -----------        -------------       -------------      -------------         -----------
    $10.26/$10.86       $7.12/$7.53        $11.60/$12.28       $16.50/$17.46      $16.80/$17.78         $4.97/$5.26
    -------------       -----------        -------------       -------------      -------------         -----------
            4,882             2,245                1,203              12,715             24,981               5,560
    -------------       -----------        -------------       -------------      -------------         -----------
    $      50,067       $    15,986        $      13,958       $     209,835      $     419,648         $    27,620
    -------------       -----------        -------------       -------------      -------------         -----------
    $        9.94       $      6.92        $       11.39       $       15.81      $       15.93         $      4.77
    -------------       -----------        -------------       -------------      -------------         -----------
            1,525               407                  276               4,505              4,958               2,604
    -------------       -----------        -------------       -------------      -------------         -----------
    $      15,156       $     2,815        $       3,147       $      71,204      $      78,986         $    12,409
    -------------       -----------        -------------       -------------      -------------         -----------
    $        9.94       $      6.91        $       11.39       $       15.81      $       16.01         $      4.77
    -------------       -----------        -------------       -------------      -------------         -----------
            1,684               400                  243               4,588              4,474               2,246
    -------------       -----------        -------------       -------------      -------------         -----------
    $      16,737       $     2,765        $       2,769       $      72,546      $      71,623         $    10,712
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
    $       10.44       $      7.27        $       11.73       $       17.05      $       17.46         $      5.09
    -------------       -----------        -------------       -------------      -------------         -----------
               45                88                   66               9,951              4,804                 184
    -------------       -----------        -------------       -------------      -------------         -----------
    $         473       $       638        $         773       $     169,698      $      83,896         $       938
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
               --                --                   --                  --                 --                  --
    -------------       -----------        -------------       -------------      -------------         -----------
    $      77,773       $    21,607        $      19,504       $     554,885      $     682,030         $    47,727
    -------------       -----------        -------------       -------------      -------------         -----------
    $          --       $     2,805        $       1,890       $      75,319      $      64,091         $       787
    -------------       -----------        -------------       -------------      -------------         -----------
    $          --       $        --        $          --       $          --      $          --         $        --
    -------------       -----------        -------------       -------------      -------------         -----------
    $          --       $        29        $           4       $          --      $           1         $        35
    -------------       -----------        -------------       -------------      -------------         -----------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              GROWTH ALLOCATION
                                                                    FUND                 GROWTH FUND
                                                              -----------------         -------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................    $     368,722*          $   1,266,863
 Cash(+)....................................................               --                      @@
 Foreign currency on deposit with custodian#................               --                      --
 Unrealized appreciation on forward foreign currency
   contracts................................................               --                      --
 Receivables:
   Investment securities sold...............................               --                      --
   Fund shares sold.........................................            2,982                   1,324
   Dividends and interest...................................               --                     481
   Variation margin.........................................               --                      --
 Other assets...............................................               56                     132
                                                                -------------           -------------
Total assets................................................          371,760               1,268,800
                                                                -------------           -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................               --                      --
 Bank overdraft -- U.S. Dollars.............................               --                      --
 Bank overdraft -- foreign cash#............................               --                      --
 Payable upon return of securities loaned (Note 2d).........               --                 105,393
 Payables:
   Investment securities purchased..........................               --                   6,021
   Fund shares redeemed.....................................              228                     984
   Dividends................................................               --                      --
   Investment advisory and management fees (Note 3).........               12                     139
   Distribution fees (Note 3)...............................               35                      66
 Accrued expenses...........................................               76                     323
 Other liabilities..........................................               --                      --
                                                                -------------           -------------
Total liabilities...........................................              351                 112,926
                                                                -------------           -------------
Net assets..................................................    $     371,409           $   1,155,874
                                                                =============           =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $     354,603           $   1,062,995
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................               --                      --
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................              318                  (7,544)
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................           16,488                 100,423
                                                                -------------           -------------
Net assets..................................................    $     371,409           $   1,155,874
                                                                =============           =============
Shares authorized...........................................          300,000              21,000,000
                                                                -------------           -------------
Par value...................................................    $       0.001           $      0.0001
                                                                -------------           -------------
CLASS A: Net asset value per share/Maximum offering price
        per share...........................................    $11.27/$11.93           $17.32/$18.33
                                                                -------------           -------------
        Shares outstanding..................................           18,222                  36,666
                                                                -------------           -------------
        Net assets..........................................    $     205,331           $     635,057
                                                                -------------           -------------
CLASS B: Net asset value per share..........................    $       11.19           $       15.38
                                                                -------------           -------------
        Shares outstanding..................................            5,876                   3,007
                                                                -------------           -------------
        Net assets..........................................    $      65,739           $      46,251
                                                                -------------           -------------
CLASS C: Net asset value per share..........................    $       11.19           $       15.40
                                                                -------------           -------------
        Shares outstanding..................................            8,970                   5,355
                                                                -------------           -------------
        Net assets..........................................    $     100,339           $      82,481
                                                                -------------           -------------
CLASS E: Net asset value per share/Maximum offering price
        per share...........................................               --                      --
                                                                -------------           -------------
        Shares outstanding..................................               --                      --
                                                                -------------           -------------
        Net assets..........................................               --                      --
                                                                -------------           -------------
CLASS H: Net asset value per share..........................               --           $       15.53
                                                                -------------           -------------
        Shares outstanding..................................               --                   1,279
                                                                -------------           -------------
        Net assets..........................................               --           $      19,852
                                                                -------------           -------------
CLASS L: Net asset value per share/Maximum offering price
        per share...........................................               --           $17.50/$18.37
                                                                -------------           -------------
        Shares outstanding..................................               --                  16,898
                                                                -------------           -------------
        Net assets..........................................               --           $     295,731
                                                                -------------           -------------
CLASS M: Net asset value per share..........................               --           $       15.51
                                                                -------------           -------------
        Shares outstanding..................................               --                   1,234
                                                                -------------           -------------
        Net assets..........................................               --           $      19,133
                                                                -------------           -------------
CLASS N: Net asset value per share..........................               --           $       15.51
                                                                -------------           -------------
        Shares outstanding..................................               --                     282
                                                                -------------           -------------
        Net assets..........................................               --           $       4,377
                                                                -------------           -------------
CLASS Y: Net asset value per share..........................               --           $       17.65
                                                                -------------           -------------
        Shares outstanding..................................               --                   3,003
                                                                -------------           -------------
        Net assets..........................................               --           $      52,992
                                                                -------------           -------------
CLASS Z: Net asset value per share..........................               --                      --
                                                                -------------           -------------
        Shares outstanding..................................               --                      --
                                                                -------------           -------------
        Net assets..........................................               --                      --
                                                                -------------           -------------
@ Cost of securities........................................    $     352,234           $   1,166,440
                                                                -------------           -------------
@ Market value of securities on loan........................    $          --           $     104,823
                                                                -------------           -------------
(+)  Cash held as collateral on loaned securities...........    $          --           $          --
                                                                -------------           -------------
#  Cost of foreign currency on deposit with custodian.......    $          --           $          --
                                                                -------------           -------------

*  Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          GROWTH                           INCOME ALLOCATION                   INFLATION PLUS   INTERNATIONAL CAPITAL
    OPPORTUNITIES FUND   HIGH YIELD FUND         FUND           INCOME FUND         FUND          APPRECIATION FUND
    ------------------   ---------------   -----------------   -------------   --------------   ---------------------
      $   1,082,196        $   366,234       $     31,787*     $      56,243   $     948,213        $     301,866
                 --                 62                 --                108              @@                  152
                 @@                 20                 --                 --              --                  552
                 --                 --                 --                 --              --                   16
              6,426              4,653                 --                177          46,954                3,370
                719                 32                136                 54           6,136                  553
                808              6,641                  8                800           6,109                  388
                 --                 --                 --                 --              --                   --
                257                 31                 25                 29              87                   78
      -------------        -----------       ------------      -------------   -------------        -------------
          1,090,406            377,673             31,956             57,411       1,007,499              306,975
      -------------        -----------       ------------      -------------   -------------        -------------
                 --                 --                 --                  3              17                   17
                 --                 --                 --                 --              --                   --
                 --                 --                 --                 94             178                   --
            126,302             57,292                 --                 --              --               44,373
             17,802              6,942                 --                483           2,540                4,368
                330                657                  8                314             612                  173
                 --                 --                 --                 --              --                   --
                114                 39                  1                  6              94                   42
                 48                 24                  3                  3              98                   14
                198                130                 10                 20             183                  117
                 --                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
            144,794             65,084                 22                923           3,722               49,104
      -------------        -----------       ------------      -------------   -------------        -------------
      $     945,612        $   312,589       $     31,934      $      56,488   $   1,003,777        $     257,871
      =============        ===========       ============      =============   =============        =============
      $     772,856        $   397,929       $     32,597      $      57,518   $   1,006,404        $     241,397
                 --                291                  8                 18             852                  961
             68,139            (78,298)                (2)              (380)            662                2,022
            104,617             (7,333)              (669)              (668)         (4,141)              13,491
      -------------        -----------       ------------      -------------   -------------        -------------
      $     945,612        $   312,589       $     31,934      $      56,488   $   1,003,777        $     257,871
      =============        ===========       ============      =============   =============        =============
         19,250,000            300,000            300,000            300,000         400,000              300,000
      -------------        -----------       ------------      -------------   -------------        -------------
      $      0.0001        $     0.001       $      0.001      $       0.001   $       0.001        $       0.001
      -------------        -----------       ------------      -------------   -------------        -------------
      $27.84/$29.46        $7.76/$8.13       $9.89/$10.36      $10.24/$10.72   $10.67/$11.17        $12.14/$12.85
      -------------        -----------       ------------      -------------   -------------        -------------
              7,998             24,306              1,967              2,826          38,883               10,822
      -------------        -----------       ------------      -------------   -------------        -------------
      $     222,682        $   188,599       $     19,445      $      28,942   $     414,778        $     131,430
      -------------        -----------       ------------      -------------   -------------        -------------
      $       24.42        $      7.74       $       9.88      $       10.24   $       10.68        $       11.77
      -------------        -----------       ------------      -------------   -------------        -------------
                819              6,078                483                583          11,174                1,895
      -------------        -----------       ------------      -------------   -------------        -------------
      $      20,002        $    47,071       $      4,778      $       5,973   $     119,302        $      22,304
      -------------        -----------       ------------      -------------   -------------        -------------
      $       24.42        $      7.75       $       9.88      $       10.26   $       10.67        $       11.77
      -------------        -----------       ------------      -------------   -------------        -------------
                771              6,572                780                501          35,030                2,505
      -------------        -----------       ------------      -------------   -------------        -------------
      $      18,842        $    50,945       $      7,711      $       5,142   $     373,750        $      29,486
      -------------        -----------       ------------      -------------   -------------        -------------
                 --                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
                 --                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
                 --                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $       24.67                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
              1,520                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $      37,499                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $28.17/$29.57                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
             19,756                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $     556,462                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $       24.63                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
                905                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $      22,299                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $       24.63                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
                215                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $       5,297                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $       28.37        $      7.75                 --      $       10.24   $       10.68        $       12.33
      -------------        -----------       ------------      -------------   -------------        -------------
              1,002              3,351                 --              1,605           8,981                6,052
      -------------        -----------       ------------      -------------   -------------        -------------
      $      28,441        $    25,974                 --      $      16,431   $      95,947        $      74,651
      -------------        -----------       ------------      -------------   -------------        -------------
      $       29.37                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
              1,160                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $      34,088                 --                 --                 --              --                   --
      -------------        -----------       ------------      -------------   -------------        -------------
      $     977,576        $   373,567       $     32,456      $      56,978   $     952,336        $     288,358
      -------------        -----------       ------------      -------------   -------------        -------------
      $     121,561        $    55,199       $         --      $          --   $          --        $      42,342
      -------------        -----------       ------------      -------------   -------------        -------------
      $          --        $        --       $         --      $          --   $          --        $          --
      -------------        -----------       ------------      -------------   -------------        -------------
                 @@        $        21       $         --      $          96   $         178        $         560
      -------------        -----------       ------------      -------------   -------------        -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                INTERNATIONAL            INTERNATIONAL SMALL
                                                              OPPORTUNITIES FUND            COMPANY FUND
                                                              ------------------         -------------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................    $     172,816               $     141,256
 Cash(+)....................................................               --                          @@
 Foreign currency on deposit with custodian#................               40                           9
 Unrealized appreciation on forward foreign currency
   contracts................................................                5                       2,574
 Receivables:
   Investment securities sold...............................            4,946                          45
   Fund shares sold.........................................              151                         424
   Dividends and interest...................................              437                         230
   Variation margin.........................................               --                          --
 Other assets...............................................               41                          35
                                                                -------------               -------------
Total assets................................................          178,436                     144,573
                                                                -------------               -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................                2                         185
 Bank overdraft -- U.S. Dollars.............................               20                          --
 Bank overdraft -- foreign cash#............................               --                          --
 Payable upon return of securities loaned (Note 2d).........           27,380                      24,212
 Payables:
   Investment securities purchased..........................            1,943                         421
   Fund shares redeemed.....................................              108                         225
   Dividends................................................               --                          --
   Investment advisory and management fees (Note 3).........               21                          19
   Distribution fees (Note 3)...............................               11                           5
 Accrued expenses...........................................              110                          67
 Other liabilities..........................................               --                          --
                                                                -------------               -------------
Total liabilities...........................................           29,595                      25,134
                                                                -------------               -------------
Net assets..................................................    $     148,841               $     119,439
                                                                =============               =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $     154,859               $     101,841
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................              482                        (157)
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................          (17,738)                     12,895
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................           11,238                       4,860
                                                                -------------               -------------
Net assets..................................................    $     148,841               $     119,439
                                                                =============               =============
Shares authorized...........................................          300,000                     300,000
                                                                -------------               -------------
Par value...................................................    $       0.001               $       0.001
                                                                -------------               -------------
CLASS A: Net asset value per share/Maximum offering price
        per share...........................................    $13.13/$13.89               $14.27/$15.10
                                                                -------------               -------------
        Shares outstanding..................................            7,801                       2,446
                                                                -------------               -------------
        Net assets..........................................    $     102,393               $      34,896
                                                                -------------               -------------
CLASS B: Net asset value per share..........................    $       12.35               $       13.91
                                                                -------------               -------------
        Shares outstanding..................................            1,939                         439
                                                                -------------               -------------
        Net assets..........................................    $      23,940               $       6,101
                                                                -------------               -------------
CLASS C: Net asset value per share..........................    $       12.27               $       13.78
                                                                -------------               -------------
        Shares outstanding..................................            1,377                         916
                                                                -------------               -------------
        Net assets..........................................    $      16,896               $      12,614
                                                                -------------               -------------
CLASS E: Net asset value per share/Maximum offering price
        per share...........................................               --                          --
                                                                -------------               -------------
        Shares outstanding..................................               --                          --
                                                                -------------               -------------
        Net assets..........................................               --                          --
                                                                -------------               -------------
CLASS H: Net asset value per share..........................               --                          --
                                                                -------------               -------------
        Shares outstanding..................................               --                          --
                                                                -------------               -------------
        Net assets..........................................               --                          --
                                                                -------------               -------------
CLASS L: Net asset value per share/Maximum offering price
        per share...........................................               --                          --
                                                                -------------               -------------
        Shares outstanding..................................               --                          --
                                                                -------------               -------------
        Net assets..........................................               --                          --
                                                                -------------               -------------
CLASS M: Net asset value per share..........................               --                          --
                                                                -------------               -------------
        Shares outstanding..................................               --                          --
                                                                -------------               -------------
        Net assets..........................................               --                          --
                                                                -------------               -------------
CLASS N: Net asset value per share..........................               --                          --
                                                                -------------               -------------
        Shares outstanding..................................               --                          --
                                                                -------------               -------------
        Net assets..........................................               --                          --
                                                                -------------               -------------
CLASS Y: Net asset value per share..........................    $       13.55               $       14.41
                                                                -------------               -------------
        Shares outstanding..................................              414                       4,569
                                                                -------------               -------------
        Net assets..........................................    $       5,612               $      65,828
                                                                -------------               -------------
CLASS Z: Net asset value per share..........................               --                          --
                                                                -------------               -------------
        Shares outstanding..................................               --                          --
                                                                -------------               -------------
        Net assets..........................................               --                          --
                                                                -------------               -------------
@ Cost of securities........................................    $     161,581               $     138,784
                                                                -------------               -------------
@ Market value of securities on loan........................    $      24,495               $      22,966
                                                                -------------               -------------
(+)  Cash held as collateral on loaned securities...........    $          --               $          --
                                                                -------------               -------------
# Cost of foreign currency on deposit with custodian........    $          38               $           8
                                                                -------------               -------------

 * Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                    MIDCAP VALUE    MONEY MARKET   RETIREMENT INCOME   SELECT MIDCAP   SELECT MIDCAP
     MIDCAP FUND        FUND            FUND             FUND           GROWTH FUND     VALUE FUND
    -------------   -------------   ------------   -----------------   -------------   -------------
    $   3,065,174   $     451,654   $   247,394      $         34*     $     19,373    $      26,924
                1              --            --                --                12              938
               @@              --            --                --                --               --
               --               6            --                --                --               --
           20,222           3,202            --                --               157              202
              790             720           296                @@               244              504
              926             132           424                @@                 4               14
               --              --            --                --                --               --
               55              37            25                43                51               58
    -------------   -------------   -----------      ------------      -------------   -------------
        3,087,168         455,751       248,139                77            19,841           28,640
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
               --              --            --                --                --               --
               --              --            --                --                --               --
          279,887          10,823            --                --                --               --
           23,035           3,222            --                --               514            1,060
            2,511             272            --                --                 5               --
               --              --            --                --                --               --
              331              61            20                @@                 3                4
              224              31            16                @@                 1                2
              903             171           175                @@                18               11
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
          306,891          14,580           211                @@               541            1,077
    -------------   -------------   -----------      ------------      -------------   -------------
    $   2,780,277   $     441,171   $   247,928      $         77      $     19,300    $      27,563
    =============   =============   ===========      ============      =============   =============
    $   1,857,777   $     355,662   $   247,928      $         78      $     18,882    $      26,420
               --              --            --                @@                --                1
          472,662          43,728            --                (1)               82              609
          449,838          41,781            --                @@               336              533
    -------------   -------------   -----------      ------------      -------------   -------------
    $   2,780,277   $     441,171   $   247,928      $         77      $     19,300    $      27,563
    =============   =============   ===========      ============      =============   =============
          460,000         300,000     2,700,000           800,000           800,000          800,000
    -------------   -------------   -----------      ------------      -------------   -------------
    $       0.001   $       0.001   $     0.001      $      0.001      $      0.001    $       0.001
    -------------   -------------   -----------      ------------      -------------   -------------
    $26.32/$27.85   $13.29/$14.06   $1.00/$1.00      $9.87/$10.44      $10.14/$10.73   $10.79/$11.42
    -------------   -------------   -----------      ------------      -------------   -------------
           63,731          21,126       182,308                 5             1,478            2,078
    -------------   -------------   -----------      ------------      -------------   -------------
    $   1,677,327   $     280,662   $   182,308      $         47      $     14,995    $      22,423
    -------------   -------------   -----------      ------------      -------------   -------------
    $       24.77   $       12.85   $      1.00      $       9.87      $      10.08    $       10.75
    -------------   -------------   -----------      ------------      -------------   -------------
           18,742           4,620        30,716                 1               233              159
    -------------   -------------   -----------      ------------      -------------   -------------
    $     464,175   $      59,350   $    30,716      $         10      $      2,354    $       1,714
    -------------   -------------   -----------      ------------      -------------   -------------
    $       24.86   $       12.85   $      1.00      $       9.87      $      10.08    $       10.75
    -------------   -------------   -----------      ------------      -------------   -------------
           20,096           4,762        18,790                 1               173              268
    -------------   -------------   -----------      ------------      -------------   -------------
    $     499,502   $      61,194   $    18,790      $         10      $      1,741    $       2,885
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
    $       27.42   $       13.59   $      1.00      $       9.86      $      10.17    $       10.81
    -------------   -------------   -----------      ------------      -------------   -------------
            5,080           2,941        16,114                 1                21               50
    -------------   -------------   -----------      ------------      -------------   -------------
    $     139,273   $      39,965   $    16,114      $         10      $        210    $         541
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
               --              --            --                --                --               --
    -------------   -------------   -----------      ------------      -------------   -------------
    $   2,615,336   $     409,874   $   247,394      $         34      $     19,037    $      26,391
    -------------   -------------   -----------      ------------      -------------   -------------
    $     273,259   $      10,805   $        --      $         --      $         --    $          --
    -------------   -------------   -----------      ------------      -------------   -------------
    $          --   $          --   $        --      $         --      $         --    $          --
    -------------   -------------   -----------      ------------      -------------   -------------
               @@   $          --   $        --      $         --      $         --    $          --
    -------------   -------------   -----------      ------------      -------------   -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              SELECT SMALLCAP           SHORT DURATION
                                                                GROWTH FUND                  FUND
                                                              ---------------         -------------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................   $      5,755              $    141,702
 Cash(+)....................................................             --                         1
 Foreign currency on deposit with custodian#................             --                        --
 Unrealized appreciation on forward foreign currency
   contracts................................................             --                        --
 Receivables:
   Investment securities sold...............................             68                        --
   Fund shares sold.........................................             --                       591
   Dividends and interest...................................              2                     1,412
   Variation margin.........................................             --                        --
 Other assets...............................................             43                        37
                                                               ------------              ------------
Total assets................................................          5,868                   143,743
                                                               ------------              ------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................             --                        --
 Bank overdraft -- U.S. Dollars.............................             --                        --
 Bank overdraft -- foreign cash#............................             --                        --
 Payable upon return of securities loaned (Note 2d).........             --                        --
 Payables:
   Investment securities purchased..........................             54                        --
   Fund shares redeemed.....................................             --                       256
   Dividends................................................             --                        --
   Investment advisory and management fees (Note 3).........              1                        13
   Distribution fees (Note 3)...............................             --                         6
 Accrued expenses...........................................              1                        30
 Other liabilities..........................................             --                        --
                                                               ------------              ------------
Total liabilities...........................................             56                       305
                                                               ------------              ------------
Net assets..................................................   $      5,812              $    143,438
                                                               ============              ============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................   $      6,062              $    146,920
Accumulated undistributed (distribution in excess of) net
 investment income (loss)...................................             --                         6
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................            (18)                   (1,500)
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................           (232)                   (1,988)
                                                               ------------              ------------
Net assets..................................................   $      5,812              $    143,438
                                                               ============              ============
Shares authorized...........................................        800,000                   300,000
                                                               ------------              ------------
Par value...................................................   $      0.001              $      0.001
                                                               ------------              ------------
CLASS A: Net asset value per share/Maximum offering price
        per share...........................................   $9.58/$10.14              $9.85/$10.15
                                                               ------------              ------------
        Shares outstanding..................................            545                     2,965
                                                               ------------              ------------
        Net assets..........................................   $      5,217              $     29,212
                                                               ------------              ------------
CLASS B: Net asset value per share..........................   $       9.57              $       9.85
                                                               ------------              ------------
        Shares outstanding..................................             21                       895
                                                               ------------              ------------
        Net assets..........................................   $        199              $      8,814
                                                               ------------              ------------
CLASS C: Net asset value per share..........................   $       9.57              $       9.85
                                                               ------------              ------------
        Shares outstanding..................................             21                     2,332
                                                               ------------              ------------
        Net assets..........................................   $        204              $     22,973
                                                               ------------              ------------
CLASS E: Net asset value per share/Maximum offering price
        per share...........................................             --                        --
                                                               ------------              ------------
        Shares outstanding..................................             --                        --
                                                               ------------              ------------
        Net assets..........................................             --                        --
                                                               ------------              ------------
CLASS H: Net asset value per share..........................             --                        --
                                                               ------------              ------------
        Shares outstanding..................................             --                        --
                                                               ------------              ------------
        Net assets..........................................             --                        --
                                                               ------------              ------------
CLASS L: Net asset value per share/Maximum offering price
        per share...........................................             --                        --
                                                               ------------              ------------
        Shares outstanding..................................             --                        --
                                                               ------------              ------------
        Net assets..........................................             --                        --
                                                               ------------              ------------
CLASS M: Net asset value per share..........................             --                        --
                                                               ------------              ------------
        Shares outstanding..................................             --                        --
                                                               ------------              ------------
        Net assets..........................................             --                        --
                                                               ------------              ------------
CLASS N: Net asset value per share..........................             --                        --
                                                               ------------              ------------
        Shares outstanding..................................             --                        --
                                                               ------------              ------------
        Net assets..........................................             --                        --
                                                               ------------              ------------
CLASS Y: Net asset value per share..........................   $       9.58              $       9.84
                                                               ------------              ------------
        Shares outstanding..................................             20                     8,378
                                                               ------------              ------------
        Net assets..........................................   $        192              $     82,439
                                                               ------------              ------------
CLASS Z: Net asset value per share..........................             --                        --
                                                               ------------              ------------
        Shares outstanding..................................             --                        --
                                                               ------------              ------------
        Net assets..........................................             --                        --
                                                               ------------              ------------
@ Cost of securities........................................   $      5,987              $    143,690
                                                               ------------              ------------
@ Market value of securities on loan........................   $         --              $         --
                                                               ------------              ------------
 (+) Cash held as collateral on loaned securities...........   $         --              $         --
                                                               ------------              ------------
 # Cost of foreign currency on deposit with custodian.......   $         --              $         --
                                                               ------------              ------------

*  Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    SMALL COMPANY   SMALLCAP GROWTH                   TARGET RETIREMENT   TARGET RETIREMENT         TARGET RETIREMENT
        FUND             FUND          STOCK FUND         2010 FUND           2020 FUND                 2030 FUND
    -------------   ---------------   -------------   -----------------   -----------------   -----------------------------
    $    389,193     $     339,236    $   1,396,933     $        37*        $       131*              $        35*
               8                 1                2               --                  --                        --
              @@                --               @@               --                  --                        --
               8                --                9               --                  --                        --
           8,265               311           21,053               --                  --                        --
              29             1,736              302               @@                  @@                        @@
              92                31            1,153               --                  --                        --
              --                97               --               --                  --                        --
              50                62              121               43                  43                        43
    -------------    -------------    -------------     ------------        ------------              ------------
         397,645           341,474        1,419,573               80                 174                        78
    -------------    -------------    -------------     ------------        ------------              ------------
              --                --               --               --                  --                        --
              --                --               --               --                  --                        --
              --                --               --               --                  --                        --
          79,321            31,220           99,899               --                  --                        --
          13,657                29           19,225               --                  --                        --
             389                73            3,488               --                  --                        --
              --                --               --               --                  --                        --
              42                42              154               @@                  @@                        @@
              23                19              105               @@                  @@                        @@
             134                68              600              (39)                 @@                       (39)
              --                --               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
          93,566            31,451          123,471              (39)                 @@                       (39)
    -------------    -------------    -------------     ------------        ------------              ------------
    $    304,079     $     310,023    $   1,296,102     $         41        $        174              $         39
    =============    =============    =============     ============        ============              ============
    $    290,800     $     318,008    $   1,707,430     $         42        $        174              $         40
              @@                --            2,294               @@                  @@                        @@
         (37,555)          (28,384)        (500,848)              @@                  (1)                       @@
          50,834            20,399           87,226               (1)                  1                        (1)
    -------------    -------------    -------------     ------------        ------------              ------------
    $    304,079     $     310,023    $   1,296,102     $         41        $        174              $         39
    =============    =============    =============     ============        ============              ============
         300,000        21,000,000          300,000          800,000             800,000                   800,000
    -------------    -------------    -------------     ------------        ------------              ------------
    $      0.001     $      0.0001    $       0.001     $      0.001        $      0.001              $      0.001
    -------------    -------------    -------------     ------------        ------------              ------------
    $18.45/$19.52    $28.30/$29.95    $18.39/$19.46     $9.82/$10.39        $9.79/$10.36              $9.75/$10.32
    -------------    -------------    -------------     ------------        ------------              ------------
           8,650             2,346           39,549                1                  15                         1
    -------------    -------------    -------------     ------------        ------------              ------------
    $    159,577     $      66,403    $     727,492     $         11        $        144              $         10
    -------------    -------------    -------------     ------------        ------------              ------------
    $      17.20     $       25.57    $       17.23     $       9.82        $       9.78              $       9.74
    -------------    -------------    -------------     ------------        ------------              ------------
           3,294               635           16,159                1                   1                         1
    -------------    -------------    -------------     ------------        ------------              ------------
    $     56,664     $      16,230    $     278,445     $         10        $         10              $         10
    -------------    -------------    -------------     ------------        ------------              ------------
    $      17.22     $       25.56    $       17.35     $       9.82        $       9.78              $       9.74
    -------------    -------------    -------------     ------------        ------------              ------------
           2,588               613           10,526                1                   1                         1
    -------------    -------------    -------------     ------------        ------------              ------------
    $     44,564     $      15,668    $     182,587     $         10        $         10              $          9
    -------------    -------------    -------------     ------------        ------------              ------------
              --                --               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --                --               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --                --               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $       25.69               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --               594               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $      15,245               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $28.36/$29.77               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --             4,200               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $     119,114               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $       25.66               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --               603               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $      15,461               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $       25.69               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --               232               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --     $       5,969               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
    $      19.33     $       28.74    $       19.18     $       9.83        $       9.79              $       9.75
    -------------    -------------    -------------     ------------        ------------              ------------
           2,238             1,946            5,608                1                   1                         1
    -------------    -------------    -------------     ------------        ------------              ------------
    $     43,274     $      55,933    $     107,578     $         10        $         10              $         10
    -------------    -------------    -------------     ------------        ------------              ------------
              --                --               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --                --               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
              --                --               --               --                  --                        --
    -------------    -------------    -------------     ------------        ------------              ------------
    $    338,359     $     318,749    $   1,309,704     $         38        $        130              $         36
    -------------    -------------    -------------     ------------        ------------              ------------
    $     77,023     $      30,852    $      98,106     $         --        $         --              $         --
    -------------    -------------    -------------     ------------        ------------              ------------
    $         --     $          --    $          --     $         --        $         --              $         --
    -------------    -------------    -------------     ------------        ------------              ------------
    $         @@     $          --    $          @@     $         --        $         --              $         --
    -------------    -------------    -------------     ------------        ------------              ------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             TAX-FREE CALIFORNIA         TAX-FREE MINNESOTA
                                                                    FUND                        FUND
                                                             -------------------         ------------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................    $      18,396              $      35,327
 Cash(+)....................................................              368                         --
 Foreign currency on deposit with custodian#................               --                         --
 Unrealized appreciation on forward foreign currency
   contracts................................................               --                         --
 Receivables:
   Investment securities sold...............................               --                         --
   Fund shares sold.........................................               10                         77
   Dividends and interest...................................              253                        488
   Variation margin.........................................               --                         --
 Other assets...............................................                5                         12
                                                                -------------              -------------
Total assets................................................           19,032                     35,904
                                                                -------------              -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................               --                         --
 Bank overdraft -- U.S. Dollars.............................               --                         --
 Bank overdraft -- foreign cash#............................               --                         --
 Payable upon return of securities loaned (Note 2d).........               --                         --
 Payables:
   Investment securities purchased..........................              178                         --
   Fund shares redeemed.....................................               --                         --
   Dividends................................................               --                         --
   Investment advisory and management fees (Note 3).........                2                          4
   Distribution fees (Note 3)...............................                1                          1
 Accrued expenses...........................................                8                         10
 Other liabilities..........................................               --                         --
                                                                -------------              -------------
Total liabilities...........................................              189                         15
                                                                -------------              -------------
Net assets..................................................    $      18,843              $      35,889
                                                                =============              =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................    $      18,447              $      34,488
Accumulated undistributed (distribution in excess of) net
 investment income (loss)...................................                3                          1
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................               12                         57
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................              381                      1,343
                                                                -------------              -------------
Net assets..................................................    $      18,843              $      35,889
                                                                =============              =============
Shares authorized...........................................          300,000                 19,250,000
                                                                -------------              -------------
Par value...................................................    $       0.001              $      0.0001
                                                                -------------              -------------
CLASS A: Net asset value per share/Maximum offering price
        per share...........................................    $10.32/$10.81              $10.22/$10.70
                                                                -------------              -------------
        Shares outstanding..................................            1,512                        543
                                                                -------------              -------------
        Net assets..........................................    $      15,601              $       5,547
                                                                -------------              -------------
CLASS B: Net asset value per share..........................    $       10.31              $       10.23
                                                                -------------              -------------
        Shares outstanding..................................              127                         80
                                                                -------------              -------------
        Net assets..........................................    $       1,305              $         814
                                                                -------------              -------------
CLASS C: Net asset value per share..........................    $       10.33              $       10.25
                                                                -------------              -------------
        Shares outstanding..................................              188                         41
                                                                -------------              -------------
        Net assets..........................................    $       1,937              $         418
                                                                -------------              -------------
CLASS E: Net asset value per share/Maximum offering price
        per share...........................................               --              $10.28/$10.76
                                                                -------------              -------------
        Shares outstanding..................................               --                      2,508
                                                                -------------              -------------
        Net assets..........................................               --              $      25,770
                                                                -------------              -------------
CLASS H: Net asset value per share..........................               --              $       10.28
                                                                -------------              -------------
        Shares outstanding..................................               --                         11
                                                                -------------              -------------
        Net assets..........................................               --              $         116
                                                                -------------              -------------
CLASS L: Net asset value per share/Maximum offering price
        per share...........................................               --              $10.25/$10.73
                                                                -------------              -------------
        Shares outstanding..................................               --                        282
                                                                -------------              -------------
        Net assets..........................................               --              $       2,890
                                                                -------------              -------------
CLASS M: Net asset value per share..........................               --              $       10.27
                                                                -------------              -------------
        Shares outstanding..................................               --                         12
                                                                -------------              -------------
        Net assets..........................................               --              $         127
                                                                -------------              -------------
CLASS N: Net asset value per share..........................               --              $       10.27
                                                                -------------              -------------
        Shares outstanding..................................               --                         19
                                                                -------------              -------------
        Net assets..........................................               --              $         197
                                                                -------------              -------------
CLASS Y: Net asset value per share..........................               --              $       10.22
                                                                -------------              -------------
        Shares outstanding..................................               --                          1
                                                                -------------              -------------
        Net assets..........................................               --              $          10
                                                                -------------              -------------
CLASS Z: Net asset value per share..........................               --                         --
                                                                -------------              -------------
        Shares outstanding..................................               --                         --
                                                                -------------              -------------
        Net assets..........................................               --                         --
                                                                -------------              -------------
@ Cost of securities........................................    $      18,015              $      33,984
                                                                -------------              -------------
@ Market value of securities on loan........................    $          --              $          --
                                                                -------------              -------------
 (+)  Cash held as collateral on loaned securities..........    $          --              $          --
                                                                -------------              -------------
# Cost of foreign currency on deposit with custodian........    $          --              $          --
                                                                -------------              -------------

+  Investments in repurchase agreements were $105,167.
*  Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    TAX-FREE NATIONAL   TAX-FREE NEW YORK   TOTAL RETURN BOND   U.S. GOVERNMENT                   VALUE OPPORTUNITIES
          FUND                FUND                FUND          SECURITIES FUND    VALUE FUND            FUND
    -----------------   -----------------   -----------------   ---------------   -------------   -------------------
      $     101,573       $      15,110       $     828,699+      $   243,677     $     144,753      $     230,874
                 --                 329               3,297                @@                --                 --
                 --                  --                 419                --                --                  2
                 --                  --                  --                --                --                 --
                 25                  --              15,188                 3                --              1,766
                285                   9               2,138                46                97                673
              1,556                 229               5,013             2,106               198                 79
                 --                  --                  --                --                --                 --
                 41                   6                  48               172                27                 50
      -------------       -------------       -------------       -----------     -------------      -------------
            103,480              15,683             854,802           246,004           145,075            233,444
      -------------       -------------       -------------       -----------     -------------      -------------
                 --                  --                  51                --                --                 --
                 --                  --                  --                --                --                  2
                 --                  --                  --                --                --                 --
                 --                  --             116,756            11,265                --              1,216
                812                  --              82,523                --               973              1,167
                 42                  --                 405               664                72                 39
                 --                  --                  --                --                --                 --
                 13                   2                  67                28                19                 33
                  5                   1                  38                10                 6                 10
                 20                   7                 182                61                41                 51
                 --                  --                  --                --                --                 --
      -------------       -------------       -------------       -----------     -------------      -------------
                892                  10             200,022            12,028             1,111              2,518
      -------------       -------------       -------------       -----------     -------------      -------------
      $     102,588       $      15,673       $     654,780       $   233,976     $     143,964      $     230,926
      =============       =============       =============       ===========     =============      =============
      $      98,238       $      15,301       $     660,875       $   248,777     $     129,083      $     215,383
                 21                   4                 673                90               859                397
                698                  32               2,778           (12,581)           (1,656)             7,364
              3,631                 336              (9,546)           (2,310)           15,678              7,782
      -------------       -------------       -------------       -----------     -------------      -------------
      $     102,588       $      15,673       $     654,780       $   233,976     $     143,964      $     230,926
      =============       =============       =============       ===========     =============      =============
         19,250,000             300,000             300,000        19,250,000           300,000         21,000,000
      -------------       -------------       -------------       -----------     -------------      -------------
      $      0.0001       $       0.001       $       0.001       $    0.0001     $       0.001      $      0.0001
      -------------       -------------       -------------       -----------     -------------      -------------
      $11.13/$11.65       $10.32/$10.81       $10.62/$11.12       $9.32/$9.76     $10.79/$11.42      $15.56/$16.47
      -------------       -------------       -------------       -----------     -------------      -------------
              4,148               1,085              29,329             5,073             5,876              4,264
      -------------       -------------       -------------       -----------     -------------      -------------
      $      46,163       $      11,202       $     311,557       $    47,252     $      63,417      $      66,368
      -------------       -------------       -------------       -----------     -------------      -------------
      $       11.06       $       10.32       $       10.57       $      9.27     $       10.62      $       14.56
      -------------       -------------       -------------       -----------     -------------      -------------
                623                 174               7,667             2,293               950                932
      -------------       -------------       -------------       -----------     -------------      -------------
      $       6,889       $       1,794       $      81,028       $    21,268     $      10,091      $      13,560
      -------------       -------------       -------------       -----------     -------------      -------------
      $       11.09       $       10.32       $       10.64       $      9.27     $       10.62      $       14.56
      -------------       -------------       -------------       -----------     -------------      -------------
                766                 259               6,961             1,039               964                910
      -------------       -------------       -------------       -----------     -------------      -------------
      $       8,496       $       2,677       $      74,039       $     9,631     $      10,238      $      13,258
      -------------       -------------       -------------       -----------     -------------      -------------
      $11.12/$11.64                  --                  --       $9.30/$9.74                --                 --
      -------------       -------------       -------------       -----------     -------------      -------------
              2,787                  --                  --            11,332                --                 --
      -------------       -------------       -------------       -----------     -------------      -------------
      $      30,993                  --                  --       $   105,381                --                 --
      -------------       -------------       -------------       -----------     -------------      -------------
      $       11.09                  --                  --       $      9.26                --      $       14.58
      -------------       -------------       -------------       -----------     -------------      -------------
                 26                  --                  --               294                --                319
      -------------       -------------       -------------       -----------     -------------      -------------
      $         290                  --                  --       $     2,720                --      $       4,645
      -------------       -------------       -------------       -----------     -------------      -------------
      $11.10/$11.62                  --                  --       $9.31/$9.75                --      $15.58/$16.36
      -------------       -------------       -------------       -----------     -------------      -------------
                717                  --                  --             3,748                --              1,776
      -------------       -------------       -------------       -----------     -------------      -------------
      $       7,958                  --                  --       $    34,880                --      $      27,674
      -------------       -------------       -------------       -----------     -------------      -------------
      $       11.09                  --                  --       $      9.27                --      $       14.57
      -------------       -------------       -------------       -----------     -------------      -------------
                117                  --                  --               297                --                511
      -------------       -------------       -------------       -----------     -------------      -------------
      $       1,294                  --                  --       $     2,756                --      $       7,443
      -------------       -------------       -------------       -----------     -------------      -------------
      $       11.07                  --                  --       $      9.26                --      $       14.58
      -------------       -------------       -------------       -----------     -------------      -------------
                 45                  --                  --                91                --                137
      -------------       -------------       -------------       -----------     -------------      -------------
      $         495                  --                  --       $       844                --      $       2,004
      -------------       -------------       -------------       -----------     -------------      -------------
      $       11.11                  --       $       10.73       $      9.32     $       10.79      $       15.74
      -------------       -------------       -------------       -----------     -------------      -------------
                  1                  --              17,530               992             5,581              6,098
      -------------       -------------       -------------       -----------     -------------      -------------
      $          10                  --       $     188,156       $     9,244     $      60,218      $      95,974
      -------------       -------------       -------------       -----------     -------------      -------------
                 --                  --                  --                --                --                 --
      -------------       -------------       -------------       -----------     -------------      -------------
                 --                  --                  --                --                --                 --
      -------------       -------------       -------------       -----------     -------------      -------------
                 --                  --                  --                --                --                 --
      -------------       -------------       -------------       -----------     -------------      -------------
      $      97,942       $      14,774       $     838,192       $   245,987     $     129,075      $     223,092
      -------------       -------------       -------------       -----------     -------------      -------------
      $          --       $          --       $     101,280       $    11,040     $          --      $       1,220
      -------------       -------------       -------------       -----------     -------------      -------------
      $          --       $          --       $          --       $        --     $          --      $          --
      -------------       -------------       -------------       -----------     -------------      -------------
      $          --       $          --       $         422       $        --     $          --      $           2
      -------------       -------------       -------------       -----------     -------------      -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                               AGGRESSIVE GROWTH
                                                              ADVISERS            ALLOCATION
                                                                FUND                 FUND*
                                                              --------         -----------------
INVESTMENT INCOME:
  Dividends.................................................  $ 33,698              $  174
  Interest..................................................    31,312                  --
  Securities lending........................................       439                  --
  Less: Foreign tax withheld................................      (149)                 --
                                                              --------              ------
    Total investment income, net............................    65,300                 174
                                                              --------              ------
EXPENSES:
  Investment management and advisory fees...................    14,425                 136
  Transfer agent fees.......................................     4,902                 183
  Distribution fees
    Class A.................................................     3,550                  88
    Class B.................................................     5,018                 135
    Class C.................................................     3,010                 192
    Class H.................................................        --                  --
    Class L.................................................        --                  --
    Class M.................................................        --                  --
    Class N.................................................        --                  --
  Custodian fees............................................        91                   1
  Accounting services.......................................       447                   7
  Registration and filing fees..............................       223                  29
  Board of Directors' fees..................................        25                   1
  Other expenses............................................     1,315                  42
                                                              --------              ------
    Total expenses (before waivers, reimbursements and fees
     paid indirectly).......................................    33,006                 814
  Waivers and reimbursements................................      (349)               (137)
  Fees paid indirectly......................................      (264)                 @@
                                                              --------              ------
    Total waivers, reimbursements and fees paid
     indirectly.............................................      (613)               (137)
                                                              --------              ------
    Total expenses, net.....................................    32,393                 677
                                                              --------              ------
  Net investment income (loss)..............................    32,907                (503)
                                                              --------              ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................   122,180                 544
  Net realized gain (loss) on futures and options
    contracts...............................................        43                  --
  Net realized gain (loss) on foreign currency
    transactions............................................       (63)                 --
                                                              --------              ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............   122,160                 544
                                                              --------              ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................     3,393               4,848
  Net unrealized appreciation (depreciation) of futures and
    options contracts.......................................        26                  --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...        (3)                 --
                                                              --------              ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................     3,416               4,848
                                                              --------              ------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............   125,576               5,392
                                                              --------              ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $158,483              $4,889
                                                              ========              ======

*  Relates to investments in affiliated investment companies.
(+)  Commenced operations on January 1, 2005.
#  Commenced operations on April 29, 2005.
+ Commenced operations on September 30, 2005.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      BALANCED         CAPITAL           CAPITAL       CONSERVATIVE   DISCIPLINED    DIVIDEND
     ALLOCATION     APPRECIATION     APPRECIATION II    ALLOCATION      EQUITY      AND GROWTH
       FUND*            FUND              FUND#           FUND*          FUND          FUND
    ------------   ---------------   ---------------   ------------   -----------   ----------
      $ 5,437        $  123,529          $  241           $2,520        $ 7,806      $ 64,923
           --            10,271              58               --             75         2,620
           --             1,768              --               --             --            50
           --            (3,945)             (9)              --             --          (537)
      -------        ----------          ------           ------        -------      --------
        5,437           131,623             290            2,520          7,881        67,056
      -------        ----------          ------           ------        -------      --------
          584            56,767             227              177          2,929        17,693
          384            19,424              45               79            936         5,685
          433            12,975              40              143            591         5,119
          487            15,907              17              102            436         3,468
          702            16,130              48              212            379         2,892
           --                --              --               --             --            --
           --                --              --               --             --            --
           --                --              --               --             --            --
           --                --              --               --             --            --
            2             2,600             106                1             13            16
           29             1,716               5                9             73           556
           59               705               6               29             53           263
            3               100              @@                1              5            37
          160             4,158              13               61            180         1,385
      -------        ----------          ------           ------        -------      --------
        2,843           130,482             507              814          5,595        37,114
         (244)               --             (96)             (75)          (115)           --
           @@            (3,137)             @@               @@            (54)         (251)
      -------        ----------          ------           ------        -------      --------
         (244)           (3,137)            (96)             (75)          (169)         (251)
      -------        ----------          ------           ------        -------      --------
        2,599           127,345             411              739          5,426        36,863
      -------        ----------          ------           ------        -------      --------
        2,838             4,278            (121)           1,781          2,455        30,193
      -------        ----------          ------           ------        -------      --------
          890         1,123,212           1,148            1,108         30,065       114,099
           --               779              --               --            381            --
           --            (5,526)             (1)              --             --            --
      -------        ----------          ------           ------        -------      --------
          890         1,118,465           1,147            1,108         30,446       114,099
      -------        ----------          ------           ------        -------      --------
       11,897           270,376           1,410              354          5,083       102,952
           --                --              --               --            (91)           --
           --             4,251              @@               --             --            --
      -------        ----------          ------           ------        -------      --------
       11,897           274,627           1,410              354          4,992       102,952
      -------        ----------          ------           ------        -------      --------
       12,787         1,393,092           2,557            1,462         35,438       217,051
      -------        ----------          ------           ------        -------      --------
      $15,625        $1,397,370          $2,436           $3,243        $37,893      $247,244
      =======        ==========          ======           ======        =======      ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              EQUITY          FLOATING
                                                              INCOME            RATE
                                                               FUND            FUND#
                                                              -------         --------
INVESTMENT INCOME:
  Dividends.................................................  $11,144          $   --
  Interest..................................................      203           3,091
  Securities lending........................................       --              --
  Less: Foreign tax withheld................................       --              --
                                                              -------          ------
    Total investment income, net............................   11,347           3,091
                                                              -------          ------
EXPENSES:
  Investment management and advisory fees...................    3,118             335
  Transfer agent fees.......................................      741              26
  Distribution fees
    Class A.................................................      777              81
    Class B.................................................      277              13
    Class C.................................................      507             151
    Class H.................................................       --              --
    Class L.................................................       --              --
    Class M.................................................       --              --
    Class N.................................................       --              --
  Custodian fees............................................       12               2
  Accounting services.......................................       78              10
  Registration and filing fees..............................       78              11
  Board of Directors' fees..................................        4              --
  Other expenses............................................      208              19
                                                              -------          ------
    Total expenses (before waivers, reimbursements and fees
     paid indirectly).......................................    5,800             648
  Waivers and reimbursements................................   (3,209)           (385)
  Fees paid indirectly......................................      (25)             --
                                                              -------          ------
    Total waivers, reimbursements and fees paid
     indirectly.............................................   (3,234)           (385)
                                                              -------          ------
    Total expenses, net.....................................    2,566             263
                                                              -------          ------
  Net investment income (loss)..............................    8,781           2,828
                                                              -------          ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................    1,270              40
  Net realized gain (loss) on futures and options
    contracts...............................................       --              --
  Net realized gain (loss) on foreign currency
    transactions............................................       --              --
                                                              -------          ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............    1,270              40
                                                              -------          ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................   20,042            (284)
  Net unrealized appreciation (depreciation) of futures and
    options contracts.......................................       --              --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...       --              --
                                                              -------          ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................   20,042            (284)
                                                              -------          ------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............   21,312            (244)
                                                              -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $30,093          $2,584
                                                              =======          ======

*  Relates to investments in affiliated investment companies.
(+)  Commenced operations on January 1, 2005.
#  Commenced operations on April 29, 2005.
+  Commenced operations on September 30, 2005.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                  GLOBAL          GLOBAL       GLOBAL     GLOBAL      GLOBAL
     FOCUS    COMMUNICATIONS     FINANCIAL     HEALTH    LEADERS    TECHNOLOGY
     FUND          FUND        SERVICES FUND    FUND       FUND        FUND
    -------   --------------   -------------   -------   --------   ----------
    $ 2,150       $  541          $  494       $ 3,790   $ 12,894     $  843
         29           12               8           360        184         11
         --           15               6           140        490         11
         (4)         (31)            (23)         (178)    (1,060)       (14)
    -------       ------          ------       -------   --------     ------
      2,175          537             485         4,112     12,508        851
    -------       ------          ------       -------   --------     ------
        964          165             203         4,071      5,800        548
        250           65              65         1,179      2,503        392
        147           30              34           470      1,163         73
        170           21              32           692        874        127
        201           19              27           661        820        118
         --           --              --            --         --         --
         --           --              --            --         --         --
         --           --              --            --         --         --
         --           --              --            --         --         --
         13           18              14            39        329         29
         19            4               4            81        141         11
         35           29              29            51         83         33
          2           @@              --             4         11          1
         71           23              25           190        368         42
    -------       ------          ------       -------   --------     ------
      1,872          374             433         7,438     12,092      1,374
        (54)         (96)            (86)         (340)      (613)      (318)
        (28)          (3)             (5)          (81)      (851)       (36)
    -------       ------          ------       -------   --------     ------
        (82)         (99)            (91)         (421)    (1,464)      (354)
    -------       ------          ------       -------   --------     ------
      1,790          275             342         7,017     10,628      1,020
    -------       ------          ------       -------   --------     ------
        385          262             143        (2,905)     1,880       (169)
    -------       ------          ------       -------   --------     ------
      6,982        1,452             963        34,233     68,923      5,125
         --           --              --            --         --         --
         (2)           6              (3)          (10)      (113)       (13)
    -------       ------          ------       -------   --------     ------
      6,980        1,458             960        34,223     68,810      5,112
    -------       ------          ------       -------   --------     ------
      3,887        2,274           1,176        29,537    (58,252)     1,258
         --           --              --            --         --         --
          3            1              --           (24)       (90)        @@
    -------       ------          ------       -------   --------     ------
      3,890        2,275           1,176        29,513    (58,342)     1,258
    -------       ------          ------       -------   --------     ------
     10,870        3,733           2,136        63,736     10,468      6,370
    -------       ------          ------       -------   --------     ------
    $11,255       $3,995          $2,279       $60,831   $ 12,348     $6,201
    =======       ======          ======       =======   ========     ======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                GROWTH
                                                              ALLOCATION         GROWTH
                                                                FUND*             FUND
                                                              ----------         -------
INVESTMENT INCOME:
  Dividends.................................................   $ 2,504           $ 9,825
  Interest..................................................        --               857
  Securities lending........................................        --               177
  Less: Foreign tax withheld................................        --               (70)
                                                               -------           -------
    Total investment income, net............................     2,504            10,789
                                                               -------           -------
EXPENSES:
  Investment management and advisory fees...................       473             7,709
  Transfer agent fees.......................................       463             2,023
  Distribution fees
    Class A.................................................       326             1,347
    Class B.................................................       426               415
    Class C.................................................       634               684
    Class H.................................................        --               218
    Class L.................................................        --               768
    Class M.................................................        --               205
    Class N.................................................        --                45
  Custodian fees............................................         1                12
  Accounting services.......................................        24               137
  Registration and filing fees..............................        57               160
  Board of Directors' fees..................................         2                12
  Other expenses............................................       123               547
                                                               -------           -------
    Total expenses (before waivers, reimbursements and fees
     paid indirectly).......................................     2,529            14,282
  Waivers and reimbursements................................      (329)             (422)
  Fees paid indirectly......................................        @@              (187)
                                                               -------           -------
    Total waivers, reimbursements and fees paid
     indirectly.............................................      (329)             (609)
                                                               -------           -------
    Total expenses, net.....................................     2,200            13,673
                                                               -------           -------
  Net investment income (loss)..............................       304            (2,884)
                                                               -------           -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................       320            65,368
  Net realized gain (loss) on futures and options
    contracts...............................................        --                --
  Net realized gain (loss) on foreign currency
    transactions............................................        --                --
                                                               -------           -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............       320            65,368
                                                               -------           -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................    14,053             5,174
  Net unrealized appreciation (depreciation) of futures and
    options contracts.......................................        --                --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...        --                --
                                                               -------           -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................    14,053             5,174
                                                               -------           -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............    14,373            70,542
                                                               -------           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $14,677           $67,658
                                                               =======           =======

*  Relates to investments in affiliated investment companies.
(+)  Commenced operations on January 1, 2005.
#  Commenced operations on April 29, 2005.
+  Commenced operations on September 30, 2005.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

       GROWTH         HIGH       INCOME               INFLATION     INTERNATIONAL
    OPPORTUNITIES    YIELD     ALLOCATION   INCOME      PLUS           CAPITAL
        FUND          FUND       FUND*       FUND       FUND      APPRECIATION FUND
    -------------   --------   ----------   -------   ---------   -----------------
      $  5,369      $     17     $1,093     $    --   $     --         $4,399
           395        25,974         --       2,826     43,612            274
           819           159         --          --         --            178
          (101)           --         --          @@         --           (530)
      --------      --------     ------     -------   --------         ------
         6,482        26,150      1,093       2,826     43,612          4,321
      --------      --------     ------     -------   --------         ------
         6,061         2,725         51         294      5,202          1,987
           617           764         29          76        844            485
           290           563         38          72        904            265
           159           560         35          56      1,167            180
           151           622         64          55      3,609            247
           386            --         --          --         --             --
         1,349            --         --          --         --             --
           225            --         --          --         --             --
            52            --         --          --         --             --
           121            35          1          15         16            216
            33            73          3          10        180             40
           127            60         22          26        121             52
            11             6         --           1         12              3
           420           199         26          37        451            101
      --------      --------     ------     -------   --------         ------
        10,002         5,607        269         642     12,506          3,576
          (245)          (10)       (56)       (115)      (528)          (279)
          (519)          (10)        @@          (2)        (2)          (139)
      --------      --------     ------     -------   --------         ------
          (764)          (20)       (56)       (117)      (530)          (418)
      --------      --------     ------     -------   --------         ------
         9,238         5,587        213         525     11,976          3,158
      --------      --------     ------     -------   --------         ------
        (2,756)       20,563        880       2,301     31,636          1,163
      --------      --------     ------     -------   --------         ------
       144,378         7,440         (2)       (355)     3,417          2,531
            --          (111)        --          --       (154)            --
           (36)          869         --          29        874            (63)
      --------      --------     ------     -------   --------         ------
       144,342         8,198         (2)       (326)     4,137          2,468
      --------      --------     ------     -------   --------         ------
        (5,470)      (24,812)      (758)     (1,796)   (22,954)         2,469
            --           186         --          68         --             --
            (3)         (673)        --         (12)       (75)           (22)
      --------      --------     ------     -------   --------         ------
        (5,473)      (25,299)      (758)     (1,740)   (23,029)         2,447
      --------      --------     ------     -------   --------         ------
       138,869       (17,101)      (760)     (2,066)   (18,892)         4,915
      --------      --------     ------     -------   --------         ------
      $136,113      $  3,462     $  120     $   235   $ 12,744         $6,078
      ========      ========     ======     =======   ========         ======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              INTERNATIONAL         INTERNATIONAL
                                                              OPPORTUNITIES         SMALL COMPANY
                                                                  FUND                  FUND
                                                              -------------         -------------
INVESTMENT INCOME:
  Dividends.................................................     $ 2,936               $ 2,500
  Interest..................................................         136                    53
  Securities lending........................................          99                   148
  Less: Foreign tax withheld................................        (400)                 (269)
                                                                 -------               -------
    Total investment income, net............................       2,771                 2,432
                                                                 -------               -------
EXPENSES:
  Investment management and advisory fees...................       1,213                 1,072
  Transfer agent fees.......................................         640                   149
  Distribution fees
    Class A.................................................         241                    77
    Class B.................................................         245                    51
    Class C.................................................         165                   120
    Class H.................................................          --                    --
    Class L.................................................          --                    --
    Class M.................................................          --                    --
    Class N.................................................          --                    --
  Custodian fees............................................         124                   163
  Accounting services.......................................          29                    22
  Registration and filing fees..............................          34                    36
  Board of Directors' fees..................................           2                     1
  Other expenses............................................          84                    69
                                                                 -------               -------
    Total expenses (before waivers, reimbursements and fees
     paid indirectly).......................................       2,777                 1,760
  Waivers and reimbursements................................        (244)                 (153)
  Fees paid indirectly......................................         (66)                  (54)
                                                                 -------               -------
    Total waivers, reimbursements and fees paid
     indirectly.............................................        (310)                 (207)
                                                                 -------               -------
    Total expenses, net.....................................       2,467                 1,553
                                                                 -------               -------
  Net investment income (loss)..............................         304                   879
                                                                 -------               -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................      22,598                13,389
  Net realized gain (loss) on futures and options
    contracts...............................................          --                    --
  Net realized gain (loss) on foreign currency
    transactions............................................         135                (1,373)
                                                                 -------               -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............      22,733                12,016
                                                                 -------               -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................      (1,420)                1,276
  Net unrealized appreciation (depreciation) of futures and
    options contracts.......................................          --                    --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          86                 2,763
                                                                 -------               -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................      (1,334)                4,039
                                                                 -------               -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............      21,399                16,055
                                                                 -------               -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $21,703               $16,934
                                                                 =======               =======

*  Relates to investments in affiliated investment companies.
(+)  Commenced operations on January 1, 2005.
#  Commenced operations on April 29, 2005.
+  Commenced operations on September 30, 2005.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

               MIDCAP    MONEY    RETIREMENT   SELECT MIDCAP   SELECT MIDCAP
     MIDCAP     VALUE    MARKET     INCOME        GROWTH           VALUE
      FUND      FUND      FUND      FUND*+        FUND(+)          FUND#
    --------   -------   ------   ----------   -------------   -------------
    $ 27,450   $4,592    $  --      $  @@          $  47          $  136
       1,949      165    7,352         --             15              15
         209       46       --         --             --              --
        (191)     (44)      --         --             @@              (1)
    --------   -------   ------     -----          -----          ------
      29,417    4,759    7,352         @@             62             150
    --------   -------   ------     -----          -----          ------
      20,064    3,784    1,263         @@            104             104
       5,977    1,263      832         @@             32               7
       4,074      728      459         @@             23              22
       4,640      622      356         @@             12               5
       5,037      668      200         @@              9               8
          --       --       --         --             --              --
          --       --       --         --             --              --
          --       --       --         --             --              --
          --       --       --         --             --              --
          56       34        7         @@             30              12
         545       89       50         @@              2               2
         220       62       56         @@             33               4
          38        6        4         @@             @@              @@
       1,350      232      136         @@             33              20
    --------   -------   ------     -----          -----          ------
      42,001    7,488    3,363         @@            278             184
          --     (401)    (597)        --            (90)            (14)
        (626)     (83)      (1)        --             (1)             (2)
    --------   -------   ------     -----          -----          ------
        (626)    (484)    (598)        --            (91)            (16)
    --------   -------   ------     -----          -----          ------
      41,375    7,004    2,765         @@            187             168
    --------   -------   ------     -----          -----          ------
     (11,958)  (2,245)   4,587         @@           (125)            (18)
    --------   -------   ------     -----          -----          ------
     489,123   46,568       @@         (1)           195             609
          --       --       --         --             --              --
         (37)     (14)      --         --             --              --
    --------   -------   ------     -----          -----          ------
     489,086   46,554       @@         (1)           195             609
    --------   -------   ------     -----          -----          ------
     (18,549)   1,474       --         @@            336             533
          --       --       --         --             --              --
          (5)       1       --         --             --              --
    --------   -------   ------     -----          -----          ------
     (18,554)   1,475       --         @@            336             533
    --------   -------   ------     -----          -----          ------
     470,532   48,029       @@         (1)           531           1,142
    --------   -------   ------     -----          -----          ------
    $458,574   $45,784   $4,587     $  (1)         $ 406          $1,124
    ========   =======   ======     =====          =====          ======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 SELECT             SHORT
                                                                SMALLCAP           DURATION
                                                              GROWTH FUND+           FUND
                                                              ------------         --------
INVESTMENT INCOME:
  Dividends.................................................     $   2             $    --
  Interest..................................................         2               5,672
  Securities lending........................................        --                  --
  Less: Foreign tax withheld................................        --                  --
                                                                 -----             -------
    Total investment income, net............................         4               5,672
                                                                 -----             -------
EXPENSES:
  Investment management and advisory fees...................         5                 751
  Transfer agent fees.......................................         1                 118
  Distribution fees
    Class A.................................................         1                  88
    Class B.................................................        @@                 101
    Class C.................................................        @@                 293
    Class H.................................................        --                  --
    Class L.................................................        --                  --
    Class M.................................................        --                  --
    Class N.................................................        --                  --
  Custodian fees............................................        @@                   8
  Accounting services.......................................        @@                  27
  Registration and filing fees..............................        @@                  34
  Board of Directors' fees..................................        @@                   2
  Other expenses............................................        @@                  80
                                                                 -----             -------
    Total expenses (before waivers, reimbursements and fees
     paid indirectly).......................................         7               1,502
  Waivers and reimbursements................................        --                (133)
  Fees paid indirectly......................................        --                  (3)
                                                                 -----             -------
    Total waivers, reimbursements and fees paid
     indirectly.............................................        --                (136)
                                                                 -----             -------
    Total expenses, net.....................................         7               1,366
                                                                 -----             -------
  Net investment income (loss)..............................        (3)              4,306
                                                                 -----             -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................       (18)               (984)
  Net realized gain (loss) on futures and options
    contracts...............................................        --                  --
  Net realized gain (loss) on foreign currency
    transactions............................................        --                  --
                                                                 -----             -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............       (18)               (984)
                                                                 -----             -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................      (232)             (2,113)
  Net unrealized appreciation (depreciation) of futures and
    options contracts.......................................        --                  --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...        --                  --
                                                                 -----             -------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................      (232)             (2,113)
                                                                 -----             -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............      (250)             (3,097)
                                                                 -----             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $(253)            $ 1,209
                                                                 =====             =======

*  Relates to investments in affiliated investment companies.
(+)  Commenced operations on January 1, 2005.
#  Commenced operations on April 29, 2005.
+  Commenced operations on September 30, 2005.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     SMALL    SMALLCAP                TARGET        TARGET        TARGET
    COMPANY    GROWTH     STOCK     RETIREMENT    RETIREMENT    RETIREMENT
     FUND       FUND       FUND     2010 FUND*+   2020 FUND*+   2030 FUND*+
    -------   --------   --------   -----------   -----------   -----------
    $1,165    $ 1,628    $ 32,652      $  @@         $  @@         $  @@
       174        156         313         --            --            --
       156        219          77         --            --            --
       (67)        (2)       (155)        --            --            --
    -------   -------    --------      -----         -----         -----
     1,428      2,001      32,887         @@            @@            @@
    -------   -------    --------      -----         -----         -----
     2,538      2,347      10,714         @@            @@            @@
       995        327       5,008         @@            @@            @@
       396        133       2,158         @@            @@            @@
       585        145       3,169         @@            @@            @@
       466        122       2,180         @@            @@            @@
        --        168          --         --            --            --
        --        303          --         --            --            --
        --        163          --         --            --            --
        --         63          --         --            --            --
        40         16          98         --            @@            @@
        60         22         299         --            @@            @@
        53         88         156         @@            @@            @@
         4          3          23         @@            @@            @@
       158        154         897         @@            @@            @@
    -------   -------    --------      -----         -----         -----
     5,295      4,054      24,702         @@            @@            @@
      (478)      (190)       (794)        @@            --            --
      (135)       (44)       (246)        --            --            --
    -------   -------    --------      -----         -----         -----
      (613)      (234)     (1,040)        @@            --            --
    -------   -------    --------      -----         -----         -----
     4,682      3,820      23,662         @@            @@            @@
    -------   -------    --------      -----         -----         -----
    (3,254)    (1,819)      9,225         @@            @@            @@
    -------   -------    --------      -----         -----         -----
    41,166     28,813      75,371         @@            (1)           @@
        --        213          71         --            --            --
       (13)        --         (62)        --            --            --
    -------   -------    --------      -----         -----         -----
    41,153     29,026      75,380         @@            (1)           @@
    -------   -------    --------      -----         -----         -----
    21,066      7,948      63,529         (1)            1            (1)
        --       (123)         --         --            --            --
        (1)        --          (3)        --            --            --
    -------   -------    --------      -----         -----         -----
    21,065      7,825      63,526         (1)            1            (1)
    -------   -------    --------      -----         -----         -----
    62,218     36,851     138,906         (1)           @@            (1)
    -------   -------    --------      -----         -----         -----
    $58,964   $35,032    $148,131      $  (1)        $  @@         $  (1)
    =======   =======    ========      =====         =====         =====

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE PERIOD ENDED OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               TAX-FREE          TAX-FREE
                                                              CALIFORNIA         MINNESOTA
                                                                 FUND              FUND
                                                              ----------         ---------
INVESTMENT INCOME:
  Dividends.................................................     $ --             $   --
  Interest..................................................      807              1,665
  Securities lending........................................       --                 --
  Less: Foreign tax withheld................................       --                 --
                                                                 ----             ------
    Total investment income, net............................      807              1,665
                                                                 ----             ------
EXPENSES:
  Investment management and advisory fees...................       98                261
  Transfer agent fees.......................................        5                  7
  Distribution fees
    Class A.................................................       38                 12
    Class B.................................................       11                  7
    Class C.................................................       16                  4
    Class H.................................................       --                  1
    Class L.................................................       --                  7
    Class M.................................................       --                  1
    Class N.................................................       --                  2
  Custodian fees............................................        4                  4
  Accounting services.......................................        4                  1
  Registration and filing fees..............................        5                 15
  Board of Directors' fees..................................       @@                  1
  Other expenses............................................       22                 35
                                                                 ----             ------
    Total expenses (before waivers, reimbursements and fees
     paid indirectly).......................................      203                358
  Waivers and reimbursements................................      (22)               (32)
  Fees paid indirectly......................................       (3)                (2)
                                                                 ----             ------
    Total waivers, reimbursements and fees paid
     indirectly.............................................      (25)               (34)
                                                                 ----             ------
    Total expenses, net.....................................      178                324
                                                                 ----             ------
  Net investment income (loss)..............................      629              1,341
                                                                 ----             ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................       60                 57
  Net realized gain (loss) on futures and options
    contracts...............................................       --                 --
  Net realized gain (loss) on foreign currency
    transactions............................................       --                 --
                                                                 ----             ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............       60                 57
                                                                 ----             ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................      (77)              (802)
  Net unrealized appreciation (depreciation) of futures and
    options contracts.......................................       --                 --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...       --                 --
                                                                 ----             ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES AND OPTIONS CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................      (77)              (802)
                                                                 ----             ------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES AND OPTIONS
  CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:..............      (17)              (745)
                                                                 ----             ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $612             $  596
                                                                 ====             ======

*  Relates to investments in affiliated investment companies.
(+)  Commenced operations on January 1, 2005.
#  Commenced operations on April 29, 2005.
+  Commenced operations on September 30, 2005.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    TAX-FREE   TAX-FREE     TOTAL     U.S. GOVERNMENT                 VALUE
    NATIONAL   NEW YORK    RETURN       SECURITIES       VALUE    OPPORTUNITIES
      FUND       FUND     BOND FUND        FUND          FUND         FUND
    --------   --------   ---------   ---------------   -------   -------------
    $    --     $  --     $    103        $    --       $ 2,682      $ 2,650
      4,715       641       27,224         13,169            87          118
         --        --          172             62             1           35
         --        --           --             --            (5)         (70)
    -------     -----     --------        -------       -------      -------
      4,715       641       27,499         13,231         2,765        2,733
    -------     -----     --------        -------       -------      -------
        726        82        3,902          1,792         1,036        1,508
         41         2        1,189            248           228          210
         99        28          753            125           155          112
         67        17          861            238            98          100
         82        23          809            121           107           93
          5        --           --             33            --           55
         20        --           --             92            --           69
         13        --           --             31            --           82
          5        --           --             10            --           22
          4         4           31             16            11           27
         11         3          124             18            26           24
         81         5           79             97            36           83
          1        @@            9              4             2            2
         69        21          310            150            78           90
    -------     -----     --------        -------       -------      -------
      1,224       185        8,067          2,975         1,777        2,477
       (153)      (28)        (156)          (202)          (31)        (150)
         (1)       (2)         (11)            (3)          (12)         (13)
    -------     -----     --------        -------       -------      -------
       (154)      (30)        (167)          (205)          (43)        (163)
    -------     -----     --------        -------       -------      -------
      1,070       155        7,900          2,770         1,734        2,314
    -------     -----     --------        -------       -------      -------
      3,645       486       19,599         10,461         1,031          419
    -------     -----     --------        -------       -------      -------
        698        32        3,613         (2,240)        3,426       11,637
         --        --           84             --            --           --
         --        --        1,740             --            --           (9)
    -------     -----     --------        -------       -------      -------
        698        32        5,437         (2,240)        3,426       11,628
    -------     -----     --------        -------       -------      -------
     (1,637)     (160)     (18,863)        (6,406)        8,587       (2,335)
         --        --           --             --            --           --
         --        --       (1,174)            --            --           @@
    -------     -----     --------        -------       -------      -------
     (1,637)     (160)     (20,037)        (6,406)        8,587       (2,335)
    -------     -----     --------        -------       -------      -------
       (939)     (128)     (14,600)        (8,646)       12,013        9,293
    -------     -----     --------        -------       -------      -------
    $ 2,706     $ 358     $  4,999        $ 1,815       $13,044      $ 9,712
    =======     =====     ========        =======       =======      =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                            ADVISERS FUND
                                                              -----------------------------------------
                                                                FOR THE YEAR             FOR THE YEAR
                                                                   ENDED                    ENDED
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................     $   32,907               $   24,914
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....        122,160                   62,071
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................          3,416                      461
  Payment from affiliate....................................             --                    4,979
                                                                 ----------               ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................        158,483                   92,425
                                                                 ----------               ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (27,412)                 (19,144)
    Class B.................................................         (5,973)                  (2,860)
    Class C.................................................         (3,839)                  (2,274)
    Class E.................................................             --                       --
    Class H.................................................             --                       --
    Class L.................................................             --                       --
    Class M.................................................             --                       --
    Class N.................................................             --                       --
    Class Y.................................................           (344)                    (205)
    Class Z.................................................             --                       --
  From net realized gain on investments
    Class A.................................................             --                       --
    Class B.................................................             --                       --
    Class C.................................................             --                       --
    Class E.................................................             --                       --
    Class H.................................................             --                       --
    Class L.................................................             --                       --
    Class M.................................................             --                       --
    Class N.................................................             --                       --
    Class Y.................................................             --                       --
    Class Z.................................................             --                       --
                                                                 ----------               ----------
    Total distributions.....................................        (37,568)                 (24,483)
                                                                 ----------               ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................       (392,975)                  29,118
    Class B.................................................       (139,987)                 (59,114)
    Class C.................................................       (118,673)                 (77,869)
    Class E.................................................             --                       --
    Class H.................................................             --                       --
    Class L.................................................             --                       --
    Class M.................................................             --                       --
    Class N.................................................             --                       --
    Class Y.................................................          1,012                    4,708
    Class Z.................................................             --                       --
                                                                 ----------               ----------
  Net increase (decrease) from capital share transactions...       (650,623)                (103,157)
                                                                 ----------               ----------
  Net increase (decrease) in net assets.....................       (529,708)                 (35,215)
NET ASSETS:
  Beginning of period.......................................      2,459,061                2,494,276
                                                                 ----------               ----------
  End of period.............................................     $1,929,353               $2,459,061
                                                                 ==========               ==========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................     $    2,060               $    7,039
                                                                 ==========               ==========

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    AGGRESSIVE GROWTH ALLOCATION FUND**       BALANCED ALLOCATION FUND**             CAPITAL APPRECIATION FUND
    -----------------------------------   -----------------------------------   -----------------------------------
                        FOR THE PERIOD                        FOR THE PERIOD
      FOR THE YEAR      MAY 28, 2004*       FOR THE YEAR      MAY 28, 2004*       FOR THE YEAR       FOR THE YEAR
         ENDED             THROUGH             ENDED             THROUGH             ENDED              ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
        $   (503)          $   (28)           $  2,838           $    118          $    4,278         $  (19,992)
             544                (7)                890                 @@           1,118,465            608,639
           4,848               862              11,897              2,807             274,627            210,528
              --                --                  --                 --                  --                 --
        --------           -------            --------           --------          ----------         ----------
           4,889               827              15,625              2,925           1,397,370            799,175
        --------           -------            --------           --------          ----------         ----------
             (35)               --              (1,883)               (71)                 --                 --
              (1)               --                (179)                (2)                 --                 --
              (2)               --                (268)                (4)                 --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              (1)               --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
        --------           -------            --------           --------          ----------         ----------
             (39)               --              (2,330)               (77)                 --                 --
        --------           -------            --------           --------          ----------         ----------
          43,217            11,962             187,765             65,655           1,010,045          1,397,295
          14,732             4,350              51,526             18,392             (53,909)           112,210
          25,790             5,232              69,611             29,653             230,865            207,155
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --              97,646             57,278
              --                --                  --                 --                  --                 --
        --------           -------            --------           --------          ----------         ----------
          83,739            21,544             308,902            113,700           1,284,647          1,773,938
        --------           -------            --------           --------          ----------         ----------
          88,589            22,371             322,197            116,548           2,682,017          2,573,113
          22,371                --             116,548                 --           7,100,798          4,527,685
        --------           -------            --------           --------          ----------         ----------
        $110,960           $22,371            $438,745           $116,548          $9,782,815         $7,100,798
        ========           =======            ========           ========          ==========         ==========
        $     --           $    --            $    559           $     42          $        7         $    4,579
        ========           =======            ========           ========          ==========         ==========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              CAPITAL APPRECIATION II FUND
                                                              ----------------------------
                                                                     FOR THE PERIOD
                                                                    APRIL 29, 2005*
                                                                        THROUGH
                                                                    OCTOBER 31, 2005
                                                              ----------------------------
OPERATIONS:
  Net investment income (loss)..............................            $  (121)
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....              1,147
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................              1,410
  Payment from affiliate....................................                 --
                                                                        -------
  Net increase (decrease) in net assets resulting from
    operations..............................................              2,436
                                                                        -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................                 --
    Class B.................................................                 --
    Class C.................................................                 --
    Class E.................................................                 --
    Class H.................................................                 --
    Class L.................................................                 --
    Class M.................................................                 --
    Class N.................................................                 --
    Class Y.................................................                 --
    Class Z.................................................                 --
  From net realized gain on investments
    Class A.................................................                 --
    Class B.................................................                 --
    Class C.................................................                 --
    Class E.................................................                 --
    Class H.................................................                 --
    Class L.................................................                 --
    Class M.................................................                 --
    Class N.................................................                 --
    Class Y.................................................                 --
    Class Z.................................................                 --
                                                                        -------
    Total distributions.....................................                 --
                                                                        -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................             55,083
    Class B.................................................              6,190
    Class C.................................................             19,141
    Class E.................................................                 --
    Class H.................................................                 --
    Class L.................................................                 --
    Class M.................................................                 --
    Class N.................................................                 --
    Class Y.................................................                300
    Class Z.................................................                 --
                                                                        -------
  Net increase (decrease) from capital share transactions...             80,714
                                                                        -------
  Net increase (decrease) in net assets.....................             83,150
NET ASSETS:
  Beginning of period.......................................                 --
                                                                        -------
  End of period.............................................            $83,150
                                                                        =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................            $    --
                                                                        =======

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      CONSERVATIVE ALLOCATION FUND**            DISCIPLINED EQUITY FUND              DIVIDEND AND GROWTH FUND
    -----------------------------------   -----------------------------------   -----------------------------------
                        FOR THE PERIOD
      FOR THE YEAR      MAY 28, 2004*       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
         ENDED             THROUGH             ENDED              ENDED              ENDED              ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
        $  1,781           $   112            $  2,455           $    429          $   30,193         $   17,976
           1,108                @@              30,446             21,042             114,099             81,633
             354               907               4,992             (1,634)            102,952            149,410
              --                --                  --                  3                  --              1,109
        --------           -------            --------           --------          ----------         ----------
           3,243             1,019              37,893             19,840             247,244            250,128
        --------           -------            --------           --------          ----------         ----------
          (1,112)              (55)             (1,780)              (151)            (26,573)           (14,072)
            (127)               (4)                (24)                --              (1,659)              (350)
            (262)               (8)                (42)                --              (1,776)              (600)
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                (346)                (3)             (1,670)              (724)
              --                --                  --                 --                  --                 --
              @@                --                  --                 --             (19,192)                --
              @@                --                  --                 --              (3,381)                --
              @@                --                  --                 --              (2,925)                --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                (723)                --
              --                --                  --                 --                  --                 --
        --------           -------            --------           --------          ----------         ----------
          (1,501)              (67)             (2,192)              (154)            (57,899)           (15,746)
        --------           -------            --------           --------          ----------         ----------
          35,327            33,293             (55,312)           (17,298)            131,765            370,976
           9,320             4,901              (9,136)            (5,801)                386             30,946
          16,401            10,575             (11,195)            (7,637)            (16,919)            19,924
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --                  --                 --                  --                 --
              --                --              58,623             18,654              39,561             21,352
              --                --                  --                 --                  --                 --
        --------           -------            --------           --------          ----------         ----------
          61,048            48,769             (17,020)           (12,082)            154,793            443,198
        --------           -------            --------           --------          ----------         ----------
          62,790            49,721              18,681              7,604             344,138            677,580
          49,721                --             346,118            338,514           2,504,873          1,827,293
        --------           -------            --------           --------          ----------         ----------
        $112,511           $49,721            $364,799           $346,118          $2,849,011         $2,504,873
        ========           =======            ========           ========          ==========         ==========
        $    328           $    45            $    600           $    391          $    1,335         $    3,070
        ========           =======            ========           ========          ==========         ==========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         EQUITY INCOME FUND
                                                              -----------------------------------------
                                                                FOR THE YEAR             FOR THE YEAR
                                                                   ENDED                    ENDED
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $  8,781                 $  3,657
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....         1,270                      551
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................        20,042                    8,171
  Payment from affiliate....................................            --                       --
                                                                  --------                 --------
  Net increase (decrease) in net assets resulting from
    operations..............................................        30,093                   12,379
                                                                  --------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (6,785)                  (2,580)
    Class B.................................................          (367)                    (131)
    Class C.................................................          (749)                    (381)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................           (17)                      (4)
    Class Z.................................................            --                       --
  From net realized gain on investments
    Class A.................................................          (457)                      (9)
    Class B.................................................           (40)                      (1)
    Class C.................................................           (93)                      (2)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            (1)                      --
    Class Z.................................................            --                       --
                                                                  --------                 --------
    Total distributions.....................................        (8,509)                  (3,108)
                                                                  --------                 --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................       150,915                  177,942
    Class B.................................................        14,075                   15,457
    Class C.................................................         6,170                   34,946
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................           386                      253
    Class Z.................................................            --                       --
                                                                  --------                 --------
  Net increase (decrease) from capital share transactions...       171,546                  228,598
                                                                  --------                 --------
  Net increase (decrease) in net assets.....................       193,130                  237,869
NET ASSETS:
  Beginning of period.......................................       274,682                   36,813
                                                                  --------                 --------
  End of period.............................................      $467,812                 $274,682
                                                                  ========                 ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $  1,452                 $    613
                                                                  ========                 ========

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    FLOATING RATE FUND               FOCUS FUND                    GLOBAL COMMUNICATIONS FUND
    ------------------   -----------------------------------   -----------------------------------
      FOR THE PERIOD
     APRIL 29, 2005*       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
         THROUGH              ENDED              ENDED              ENDED              ENDED
     OCTOBER 31, 2005    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ------------------   ----------------   ----------------   ----------------   ----------------
         $  2,828            $    385           $   (629)          $   262            $   108
               40               6,980             13,752             1,458              2,466
             (284)              3,890            (10,748)            2,275             (1,042)
               --                  --                 34                --                 --
         --------            --------           --------           -------            -------
            2,584              11,255              2,409             3,995              1,532
         --------            --------           --------           -------            -------
           (1,821)                (31)                --               (95)                --
              (61)                 --                 --                (5)                --
             (785)                 --                 --                (4)                --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
             (158)                 (3)                --                (2)                --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
         --------            --------           --------           -------            -------
           (2,825)                (34)                --              (106)                --
         --------            --------           --------           -------            -------
          169,576             (24,122)            (4,332)            4,186              1,319
            5,656              (5,339)            (2,823)              844               (254)
           92,857              (9,446)            (3,743)            1,012               (140)
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
               --                  --                 --                --                 --
           10,068                (419)                90               386               (573)
               --                  --                 --                --                 --
         --------            --------           --------           -------            -------
          278,157             (39,326)           (10,808)            6,428                352
         --------            --------           --------           -------            -------
          277,916             (28,105)            (8,399)           10,317              1,884
               --             110,538            118,937            11,887             10,003
         --------            --------           --------           -------            -------
         $277,916            $ 82,433           $110,538           $22,204            $11,887
         ========            ========           ========           =======            =======
         $     89            $    321           $     --           $   253            $    94
         ========            ========           ========           =======            =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   GLOBAL FINANCIAL SERVICES FUND
                                                              -----------------------------------------
                                                                FOR THE YEAR             FOR THE YEAR
                                                                   ENDED                    ENDED
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $   143                  $   192
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....          960                    1,138
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................        1,176                      104
  Payment from affiliate....................................           --                       --
                                                                  -------                  -------
  Net increase (decrease) in net assets resulting from
    operations..............................................        2,279                    1,434
                                                                  -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................         (158)                    (112)
    Class B.................................................          (17)                      (8)
    Class C.................................................          (13)                      (6)
    Class E.................................................           --                       --
    Class H.................................................           --                       --
    Class L.................................................           --                       --
    Class M.................................................           --                       --
    Class N.................................................           --                       --
    Class Y.................................................          (10)                      (7)
    Class Z.................................................           --                       --
  From net realized gain on investments
    Class A.................................................           --                       --
    Class B.................................................           --                       --
    Class C.................................................           --                       --
    Class E.................................................           --                       --
    Class H.................................................           --                       --
    Class L.................................................           --                       --
    Class M.................................................           --                       --
    Class N.................................................           --                       --
    Class Y.................................................           --                       --
    Class Z.................................................           --                       --
                                                                  -------                  -------
    Total distributions.....................................         (198)                    (133)
                                                                  -------                  -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................         (369)                    (680)
    Class B.................................................         (223)                    (822)
    Class C.................................................           48                     (887)
    Class E.................................................           --                       --
    Class H.................................................           --                       --
    Class L.................................................           --                       --
    Class M.................................................           --                       --
    Class N.................................................           --                       --
    Class Y.................................................           56                     (968)
    Class Z.................................................           --                       --
                                                                  -------                  -------
  Net increase (decrease) from capital share transactions...         (488)                  (3,357)
                                                                  -------                  -------
  Net increase (decrease) in net assets.....................        1,593                   (2,056)
NET ASSETS:
  Beginning of period.......................................       19,054                   21,110
                                                                  -------                  -------
  End of period.............................................      $20,647                  $19,054
                                                                  =======                  =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $   122                  $   185
                                                                  =======                  =======

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            GLOBAL HEALTH FUND                    GLOBAL LEADERS FUND                 GLOBAL TECHNOLOGY FUND
    -----------------------------------   -----------------------------------   -----------------------------------
      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
         ENDED              ENDED              ENDED              ENDED              ENDED              ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
        $ (2,905)          $ (2,803)          $  1,880           $ (3,432)          $   (169)          $(1,125)
          34,223             17,347             68,810             96,204              5,112             4,346
          29,513              6,508            (58,342)            21,017              1,258            (7,552)
              --                 --                 --                 --                 --                --
        --------           --------           --------           --------           --------           -------
          60,831             21,052             12,348            113,789              6,201            (4,331)
        --------           --------           --------           --------           --------           -------
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
          (8,795)              (595)                --                 --                 --                --
          (3,502)              (269)                --                 --                 --                --
          (3,266)              (246)                --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
             (64)                (5)                --                 --                 --                --
              --                 --                 --                 --                 --                --
        --------           --------           --------           --------           --------           -------
         (15,627)            (1,115)                --                 --                 --                --
        --------           --------           --------           --------           --------           -------
          21,305             32,756            (55,206)           (79,662)            (7,218)            1,143
            (808)             5,182            (12,061)            (2,281)            (1,925)              (85)
           5,459              5,712            (16,831)            (4,087)            (4,483)           (1,453)
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
              --                 --                 --                 --                 --                --
         152,727                100             23,402             33,863               (369)              421
              --                 --                 --                 --                 --                --
        --------           --------           --------           --------           --------           -------
         178,683             43,750            (60,696)           (52,167)           (13,995)               26
        --------           --------           --------           --------           --------           -------
         223,887             63,687            (48,348)            61,622             (7,794)           (4,305)
         299,396            235,709            702,501            640,879             59,473            63,778
        --------           --------           --------           --------           --------           -------
        $523,283           $299,396           $654,153           $702,501           $ 51,679           $59,473
        ========           ========           ========           ========           ========           =======
        $     --           $     --           $    918           $      1           $     --           $    --
        ========           ========           ========           ========           ========           =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      GROWTH ALLOCATION FUND**
                                                              -----------------------------------------
                                                                                        FOR THE PERIOD
                                                                FOR THE YEAR            MAY 28, 2004*
                                                                   ENDED                   THROUGH
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $    304                 $   (19)
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....           320                       U
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................        14,053                   2,435
  Payment from affiliate....................................            --                      --
                                                                  --------                 -------
  Net increase (decrease) in net assets resulting from
    operations..............................................        14,677                   2,416
                                                                  --------                 -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................          (223)                     --
    Class B.................................................           (34)                     --
    Class C.................................................           (49)                     --
    Class E.................................................            --                      --
    Class H.................................................            --                      --
    Class L.................................................            --                      --
    Class M.................................................            --                      --
    Class N.................................................            --                      --
    Class Y.................................................            --                      --
    Class Z.................................................            --                      --
  From net realized gain on investments
    Class A.................................................            @@                      --
    Class B.................................................            @@                      --
    Class C.................................................            @@                      --
    Class E.................................................            --                      --
    Class H.................................................            --                      --
    Class L.................................................            --                      --
    Class M.................................................            --                      --
    Class N.................................................            --                      --
    Class Y.................................................            --                      --
    Class Z.................................................            --                      --
                                                                  --------                 -------
    Total distributions.....................................          (306)                     --
                                                                  --------                 -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................       153,777                  41,921
    Class B.................................................        49,107                  13,745
    Class C.................................................        75,477                  20,595
    Class E.................................................            --                      --
    Class H.................................................            --                      --
    Class L.................................................            --                      --
    Class M.................................................            --                      --
    Class N.................................................            --                      --
    Class Y.................................................            --                      --
    Class Z.................................................            --                      --
                                                                  --------                 -------
  Net increase (decrease) from capital share transactions...       278,361                  76,261
                                                                  --------                 -------
  Net increase (decrease) in net assets.....................       292,732                  78,677
NET ASSETS:
  Beginning of period.......................................        78,677                      --
                                                                  --------                 -------
  End of period.............................................      $371,409                 $78,677
                                                                  ========                 =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $     --                 $    --
                                                                  ========                 =======

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                GROWTH FUND                    GROWTH OPPORTUNITIES FUND                  HIGH YIELD FUND
    -----------------------------------   -----------------------------------   -----------------------------------
        FOR THE          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
       YEAR ENDED           ENDED              ENDED              ENDED              ENDED              ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       $   (2,884)         $ (4,846)          $ (2,756)          $ (4,788)          $ 20,563           $ 21,975
           65,368            14,874            144,342             74,372              8,198              1,260
            5,174            25,107             (5,473)               866            (25,299)             9,408
               --                --                 --                 --                 --                 82
       ----------          --------           --------           --------           --------           --------
           67,658            35,135            136,113             70,450              3,462             32,725
       ----------          --------           --------           --------           --------           --------
               --                --                 --                 --            (13,732)           (13,775)
               --                --                 --                 --             (3,018)            (3,524)
               --                --                 --                 --             (3,402)            (3,930)
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --             (1,366)              (183)
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
               --                --                 --                 --                 --                 --
       ----------          --------           --------           --------           --------           --------
               --                --                 --                 --            (21,518)           (21,412)
       ----------          --------           --------           --------           --------           --------
          216,074           303,622            148,576             34,377            (47,780)            27,020
           11,547            20,108              5,987              6,429            (14,067)           (10,205)
           31,324            34,841              4,571              5,973            (17,642)            (8,468)
               --                --                 --                 --                 --                 --
           (5,076)           (5,133)            (8,150)           (10,101)                --                 --
          (36,168)          (27,881)           (54,451)           (55,147)                --                 --
           (3,691)           (3,425)            (3,811)            (4,250)                --                 --
             (259)             (412)              (520)              (292)                --                 --
           38,875            11,595             21,478              4,589             10,715             16,120
               --                --             (4,905)            (2,794)                --                 --
       ----------          --------           --------           --------           --------           --------
          252,626           333,315            108,775            (21,216)           (68,774)            24,467
       ----------          --------           --------           --------           --------           --------
          320,284           368,450            244,888             49,234            (86,830)            35,780
          835,590           467,140            700,724            651,490            399,419            363,639
       ----------          --------           --------           --------           --------           --------
       $1,155,874          $835,590           $945,612           $700,724           $312,589           $399,419
       ==========          ========           ========           ========           ========           ========
       $       --          $     --           $     --           $     --           $    291           $    362
       ==========          ========           ========           ========           ========           ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      INCOME ALLOCATION FUND**
                                                              -----------------------------------------
                                                                                        FOR THE PERIOD
                                                                FOR THE YEAR            MAY 28, 2004*
                                                                   ENDED                   THROUGH
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $   880                  $    65
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....           (2)                       1
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................         (758)                      89
  Payment from affiliate....................................           --                       --
                                                                  -------                  -------
  Net increase (decrease) in net assets resulting from
    operations..............................................          120                      155
                                                                  -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................         (575)                     (41)
    Class B.................................................         (107)                      (5)
    Class C.................................................         (191)                     (18)
    Class E.................................................           --                       --
    Class H.................................................           --                       --
    Class L.................................................           --                       --
    Class M.................................................           --                       --
    Class N.................................................           --                       --
    Class Y.................................................           --                       --
    Class Z.................................................           --                       --
  From net realized gain on investments
    Class A.................................................           (1)                      --
    Class B.................................................           @@                       --
    Class C.................................................           @@                       --
    Class E.................................................           --                       --
    Class H.................................................           --                       --
    Class L.................................................           --                       --
    Class M.................................................           --                       --
    Class N.................................................           --                       --
    Class Y.................................................           --                       --
    Class Z.................................................           --                       --
                                                                  -------                  -------
    Total distributions.....................................         (874)                     (64)
                                                                  -------                  -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        9,355                   10,487
    Class B.................................................        3,192                    1,681
    Class C.................................................        3,032                    4,850
    Class E.................................................           --                       --
    Class H.................................................           --                       --
    Class L.................................................           --                       --
    Class M.................................................           --                       --
    Class N.................................................           --                       --
    Class Y.................................................           --                       --
    Class Z.................................................           --                       --
                                                                  -------                  -------
  Net increase (decrease) from capital share transactions...       15,579                   17,018
                                                                  -------                  -------
  Net increase (decrease) in net assets.....................       14,825                   17,109
NET ASSETS:
  Beginning of period.......................................       17,109                       --
                                                                  -------                  -------
  End of period.............................................      $31,934                  $17,109
                                                                  =======                  =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $     8                  $     1
                                                                  =======                  =======

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                INCOME FUND                       INFLATION PLUS FUND           INTERNATIONAL CAPITAL APPRECIATION FUND
    -----------------------------------   -----------------------------------   ---------------------------------------
      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR        FOR THE YEAR         FOR THE YEAR
         ENDED              ENDED              ENDED              ENDED               ENDED                ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004    OCTOBER 31, 2005     OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ------------------   ------------------
        $ 2,301            $ 1,496           $   31,636          $ 15,142            $  1,163             $   (128)
           (326)               272                4,137             3,921               2,468                 (671)
         (1,740)               392              (23,029)           15,179               2,447                9,438
             --                 --                   --                --                  --                   --
        -------            -------           ----------          --------            --------             --------
            235              2,160               12,744            34,242               6,078                8,639
        -------            -------           ----------          --------            --------             --------
         (1,399)            (1,192)             (14,269)           (7,295)                 --                   --
           (234)              (193)              (3,620)           (1,954)                 --                   --
           (227)              (215)             (11,262)           (5,756)                 --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
           (494)                (1)              (2,800)             (129)                 --                   --
             --                 --                   --                --                  --                   --
           (116)                --               (2,567)             (560)                 --                  (75)
            (22)                --                 (878)             (264)                 --                  (12)
            (22)                --               (2,606)             (627)                 --                  (14)
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             @@                 --                 (205)               --                  --                   (1)
             --                 --                   --                --                  --                   --
        -------            -------           ----------          --------            --------             --------
         (2,514)            (1,601)             (38,207)          (16,585)                 --                 (102)
        -------            -------           ----------          --------            --------             --------
            674             13,357              111,228           163,635              78,629               33,843
            694                748               14,456            37,258              12,942                6,071
           (167)               428               63,634           152,377              16,059                9,562
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
             --                 --                   --                --                  --                   --
         16,873                 10               74,962            22,802              43,463               26,600
             --                 --                   --                --                  --                   --
        -------            -------           ----------          --------            --------             --------
         18,074             14,543              264,280           376,072             151,093               76,076
        -------            -------           ----------          --------            --------             --------
         15,795             15,102              238,817           393,729             157,171               84,613
         40,693             25,591              764,960           371,231             100,700               16,087
        -------            -------           ----------          --------            --------             --------
        $56,488            $40,693           $1,003,777          $764,960            $257,871             $100,700
        =======            =======           ==========          ========            ========             ========
        $    18            $    17           $      852          $    293            $    961             $     --
        =======            =======           ==========          ========            ========             ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  INTERNATIONAL OPPORTUNITIES FUND
                                                              -----------------------------------------
                                                                FOR THE YEAR             FOR THE YEAR
                                                                   ENDED                    ENDED
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $    304                 $    165
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....        22,733                   17,719
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................        (1,334)                     169
  Payment from affiliate....................................            --                       --
                                                                  --------                 --------
  Net increase (decrease) in net assets resulting from
    operations..............................................        21,703                   18,053
                                                                  --------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................            --                      (32)
    Class B.................................................            --                       --
    Class C.................................................            --                       --
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                      (31)
    Class Z.................................................            --                       --
  From net realized gain on investments
    Class A.................................................            --                       --
    Class B.................................................            --                       --
    Class C.................................................            --                       --
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       --
    Class Z.................................................            --                       --
                                                                  --------                 --------
    Total distributions.....................................            --                      (63)
                                                                  --------                 --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................           178                    6,346
    Class B.................................................        (2,994)                    (278)
    Class C.................................................        (1,269)                  (1,224)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................           537                   (2,608)
    Class Z.................................................            --                       --
                                                                  --------                 --------
  Net increase (decrease) from capital share transactions...        (3,548)                   2,236
                                                                  --------                 --------
  Net increase (decrease) in net assets.....................        18,155                   20,226
NET ASSETS:
  Beginning of period.......................................       130,686                  110,460
                                                                  --------                 --------
  End of period.............................................      $148,841                 $130,686
                                                                  ========                 ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $    482                 $    109
                                                                  ========                 ========

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     INTERNATIONAL SMALL COMPANY FUND                 MIDCAP FUND                        MIDCAP VALUE FUND
    -----------------------------------   -----------------------------------   -----------------------------------
      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
         ENDED              ENDED              ENDED              ENDED              ENDED              ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
        $    879           $   628           $  (11,958)        $  (16,320)         $ (2,245)          $ (2,039)
          12,016             8,347              489,086            184,502            46,554             33,398
           4,039            (3,466)             (18,554)            60,619             1,475              9,523
              --                --                   --                 --                --                 --
        --------           -------           ----------         ----------          --------           --------
          16,934             5,509              458,574            228,801            45,784             40,882
        --------           -------           ----------         ----------          --------           --------
              --                (5)                  --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
            (134)             (108)                  --                 --                --                 --
              --                --                   --                 --                --                 --
          (2,648)             (858)             (32,520)                --           (21,012)                --
            (419)             (155)              (9,709)                --            (4,659)                --
          (1,146)             (240)             (10,682)                --            (5,152)                --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
          (4,641)           (1,683)              (2,142)                --              (221)                --
              --                --                   --                 --                --                 --
        --------           -------           ----------         ----------          --------           --------
          (8,988)           (3,049)             (55,053)                --           (31,044)                --
        --------           -------           ----------         ----------          --------           --------
           8,749            10,982             (113,409)            (7,410)           (9,469)            96,898
           2,062             1,408              (40,629)           (23,848)           (2,748)            12,047
           1,851             6,922              (57,163)           (36,048)           (7,585)            10,552
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
              --                --                   --                 --                --                 --
          18,650            15,694               15,529             11,066            35,896              2,342
              --                --                   --                 --                --                 --
        --------           -------           ----------         ----------          --------           --------
          31,312            35,006             (195,672)           (56,240)           16,094            121,839
        --------           -------           ----------         ----------          --------           --------
          39,258            37,466              207,849            172,561            30,834            162,721
          80,181            42,715            2,572,428          2,399,867           410,337            247,616
        --------           -------           ----------         ----------          --------           --------
        $119,439           $80,181           $2,780,277         $2,572,428          $441,171           $410,337
        ========           =======           ==========         ==========          ========           ========
        $   (157)          $   584           $       --         $       --          $     --           $     --
        ========           =======           ==========         ==========          ========           ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          MONEY MARKET FUND
                                                              -----------------------------------------
                                                                FOR THE YEAR             FOR THE YEAR
                                                                   ENDED                    ENDED
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $  4,587                 $    619
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....             U                        2
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................            --                       --
  Payment from affiliate....................................            --                       --
                                                                  --------                 --------
  Net increase (decrease) in net assets resulting from
    operations..............................................         4,587                      621
                                                                  --------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (3,610)                    (590)
    Class B.................................................          (414)                      (5)
    Class C.................................................          (239)                      (3)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................          (324)                     (21)
    Class Z.................................................            --                       --
  From net realized gain on investments
    Class A.................................................            --                       (2)
    Class B.................................................            --                       @@
    Class C.................................................            --                       @@
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       @@
    Class Z.................................................            --                       --
                                                                  --------                 --------
    Total distributions.....................................        (4,587)                    (621)
                                                                  --------                 --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................       (23,134)                 (40,757)
    Class B.................................................       (15,120)                 (21,896)
    Class C.................................................        (7,836)                  (3,329)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................         6,416                    8,536
    Class Z.................................................            --                       --
                                                                  --------                 --------
  Net increase (decrease) from capital share transactions...       (39,674)                 (57,446)
                                                                  --------                 --------
  Net increase (decrease) in net assets.....................       (39,674)                 (57,446)
NET ASSETS:
  Beginning of period.......................................       287,602                  345,048
                                                                  --------                 --------
  End of period.............................................      $247,928                 $287,602
                                                                  ========                 ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $     --                 $     --
                                                                  ========                 ========

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                SELECT MIDCAP      SELECT MIDCAP       SELECT SMALLCAP
    RETIREMENT INCOME FUND**     GROWTH FUND         VALUE FUND          GROWTH FUND               SHORT DURATION FUND
    ------------------------   ----------------   ----------------   -------------------   -----------------------------------
         FOR THE PERIOD         FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
      SEPTEMBER 30, 2005*      JANUARY 1, 2005*   APRIL 29, 2005*    SEPTEMBER 30, 2005*     FOR THE YEAR       FOR THE YEAR
            THROUGH                THROUGH            THROUGH              THROUGH              ENDED              ENDED
        OCTOBER 31, 2005       OCTOBER 31, 2005   OCTOBER 31, 2005    OCTOBER 31, 2005     OCTOBER 31, 2005   OCTOBER 31, 2004
    ------------------------   ----------------   ----------------   -------------------   ----------------   ----------------
              $@@                  $  (125)           $   (18)             $   (3)             $  4,306           $  2,169
               (1)                     195                609                 (18)                 (984)              (295)
               @@                      336                533                (232)               (2,113)              (187)
               --                       --                 --                  --                    --                 --
              ---                  -------            -------              ------              --------           --------
               (1)                     406              1,124                (253)                1,209              1,687
              ---                  -------            -------              ------              --------           --------
               @@                       --                 --                  --                (1,118)            (1,024)
               @@                       --                 --                  --                  (246)              (251)
               @@                       --                 --                  --                  (710)              (755)
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               @@                       --                 --                  --                (2,243)              (150)
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
              ---                  -------            -------              ------              --------           --------
               @@                       --                 --                  --                (4,317)            (2,180)
              ---                  -------            -------              ------              --------           --------
               48                   14,672             21,379               5,445                (9,129)             6,604
               10                    2,308              1,688                 207                (3,212)             2,127
               10                    1,708              2,872                 213               (11,289)             4,492
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               --                       --                 --                  --                    --                 --
               10                      206                500                 200                52,383             31,444
               --                       --                 --                  --                    --                 --
              ---                  -------            -------              ------              --------           --------
               78                   18,894             26,439               6,065                28,753             44,667
              ---                  -------            -------              ------              --------           --------
               77                   19,300             27,563               5,812                25,645             44,174
               --                       --                 --                  --               117,793             73,619
              ---                  -------            -------              ------              --------           --------
              $77                  $19,300            $27,563              $5,812              $143,438           $117,793
              ===                  =======            =======              ======              ========           ========
              $@@                  $    --            $     1              $   --              $      6           $     17
              ===                  =======            =======              ======              ========           ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                SMALL COMPANY FUND                   SMALLCAP GROWTH FUND
                                                        -----------------------------------   -----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED              ENDED              ENDED
                                                        OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
                                                        ----------------   ----------------   ----------------   ----------------
OPERATIONS:
  Net investment income (loss)........................      $ (3,254)          $ (4,048)          $ (1,819)          $ (2,027)
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency
    transactions......................................        41,153             31,350             29,026             27,895
  Net unrealized appreciation (depreciation) of
    investments, futures and options contracts and
    foreign currency transactions.....................        21,065            (13,512)             7,825            (12,104)
  Payment from affiliate..............................            --                 --                 --                 --
                                                            --------           --------           --------           --------
  Net increase (decrease) in net assets resulting from
    operations........................................        58,964             13,790             35,032             13,764
                                                            --------           --------           --------           --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................            --                 --                 --                 --
    Class B...........................................            --                 --                 --                 --
    Class C...........................................            --                 --                 --                 --
    Class E...........................................            --                 --                 --                 --
    Class H...........................................            --                 --                 --                 --
    Class L...........................................            --                 --                 --                 --
    Class M...........................................            --                 --                 --                 --
    Class N...........................................            --                 --                 --                 --
    Class Y...........................................            --                 --                 --                 --
    Class Z...........................................            --                 --                 --                 --
  From net realized gain on investments                           --                 --                 --                 --
    Class A...........................................            --                 --                 --                 --
    Class B...........................................            --                 --                 --                 --
    Class C...........................................            --                 --                 --                 --
    Class E...........................................            --                 --                 --                 --
    Class H...........................................            --                 --                 --                 --
    Class L...........................................            --                 --                 --                 --
    Class M...........................................            --                 --                 --                 --
    Class N...........................................            --                 --                 --                 --
    Class Y...........................................            --                 --                 --                 --
    Class Z...........................................            --                 --                 --                 --
                                                            --------           --------           --------           --------
    Total distributions...............................            --                 --                 --                 --
                                                            --------           --------           --------           --------
CAPITAL SHARE TRANSACTIONS:
    Class A...........................................       (28,458)             7,710             16,899             23,863
    Class B...........................................       (13,082)            (2,618)             2,544              4,876
    Class C...........................................       (13,738)            (4,938)             4,182              4,665
    Class E...........................................            --                 --                 --                 --
    Class H...........................................            --                 --             (4,402)            (4,749)
    Class L...........................................            --                 --            (12,237)            (6,513)
    Class M...........................................            --                 --             (2,919)            (2,982)
    Class N...........................................            --                 --               (983)              (397)
    Class Y...........................................        20,619               (265)            47,224              5,474
    Class Z...........................................            --                 --                 --                 --
                                                            --------           --------           --------           --------
  Net increase (decrease) from capital share
    transactions......................................       (34,659)              (111)            50,308             24,237
                                                            --------           --------           --------           --------
  Net increase (decrease) in net assets...............        24,305             13,679             85,340             38,001
NET ASSETS:
  Beginning of period.................................       279,774            266,095            224,683            186,682
                                                            --------           --------           --------           --------
  End of period.......................................      $304,079           $279,774           $310,023           $224,683
                                                            ========           ========           ========           ========
Accumulated undistributed (distribution in excess of)
  net investment income...............................      $     @@           $     --           $     --           $     --
                                                            ========           ========           ========           ========

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                STOCK FUND                TARGET RETIREMENT 2010 FUND**   TARGET RETIREMENT 2020 FUND**
    -----------------------------------   -----------------------------   -----------------------------
                                                 FOR THE PERIOD                  FOR THE PERIOD
      FOR THE YEAR       FOR THE YEAR          SEPTEMBER 30, 2005*             SEPTEMBER 30, 2005*
         ENDED              ENDED                    THROUGH                         THROUGH
    OCTOBER 31, 2005   OCTOBER 31, 2004         OCTOBER 31, 2005                OCTOBER 31, 2005
    ----------------   ----------------   -----------------------------   -----------------------------
       $    9,225         $   (1,234)                  $@@                            $ @@
           75,380             13,771                    @@                              (1)
           63,526             43,675                    (1)                              1
               --                 --                    --                              --
       ----------         ----------                   ---                            ----
          148,131             56,212                    (1)                             @@
       ----------         ----------                   ---                            ----
           (5,607)                --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
           (1,017)                --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
       ----------         ----------                   ---                            ----
           (6,624)                --                    --                              --
       ----------         ----------                   ---                            ----
         (307,587)           (58,565)                   12                             144
          (94,047)           (43,898)                   10                              10
          (94,768)           (65,250)                   10                              10
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
               --                 --                    --                              --
           18,040             36,590                    10                              10
               --                 --                    --                              --
       ----------         ----------                   ---                            ----
         (478,362)          (131,123)                   42                             174
       ----------         ----------                   ---                            ----
         (336,855)           (74,911)                   41                             174
        1,632,957          1,707,868                    --                              --
       ----------         ----------                   ---                            ----
       $1,296,102         $1,632,957                   $41                            $174
       ==========         ==========                   ===                            ====
       $    2,294         $       --                   $@@                            $ @@
       ==========         ==========                   ===                            ====

     TARGET RETIREMENT 2030 FUND**
     -----------------------------
            FOR THE PERIOD
          SEPTEMBER 30, 2005*
                THROUGH
           OCTOBER 31, 2005
     -----------------------------
                  $@@
                   @@
                   (1)
                   --
                  ---
                   (1)
                  ---
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                  ---
                   --
                  ---
                   10
                   10
                   10
                   --
                   --
                   --
                   --
                   --
                   10
                   --
                  ---
                   40
                  ---
                   39
                   --
                  ---
                  $39
                  ===
                  $@@
                  ===

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   TAX-FREE CALIFORNIA FUND
                                                              -----------------------------------
                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income (loss)..............................      $   629            $   614
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....           60                 32
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................          (77)               526
  Payment from affiliate....................................           --                 --
                                                                  -------            -------
  Net increase (decrease) in net assets resulting from
    operations..............................................          612              1,172
                                                                  -------            -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................         (548)              (590)
    Class B.................................................          (33)               (33)
    Class C.................................................          (47)               (19)
    Class E.................................................           --                 --
    Class H.................................................           --                 --
    Class L.................................................           --                 --
    Class M.................................................           --                 --
    Class N.................................................           --                 --
    Class Y.................................................           --                 --
    Class Z.................................................           --                 --
  From net realized gain on investments
    Class A.................................................           --                 --
    Class B.................................................           --                 --
    Class C.................................................           --                 --
    Class E.................................................           --                 --
    Class H.................................................           --                 --
    Class L.................................................           --                 --
    Class M.................................................           --                 --
    Class N.................................................           --                 --
    Class Y.................................................           --                 --
    Class Z.................................................           --                 --
                                                                  -------            -------
    Total distributions.....................................         (628)              (642)
                                                                  -------            -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................          763              3,606
    Class B.................................................          293               (854)
    Class C.................................................          492                173
    Class E.................................................           --                 --
    Class H.................................................           --                 --
    Class L.................................................           --                 --
    Class M.................................................           --                 --
    Class N.................................................           --                 --
    Class Y.................................................           --                 --
    Class Z.................................................           --                 --
                                                                  -------            -------
  Net increase (decrease) from capital share transactions...        1,548              2,925
                                                                  -------            -------
  Net increase (decrease) in net assets.....................        1,532              3,455
NET ASSETS:
  Beginning of period.......................................       17,311             13,856
                                                                  -------            -------
  End of period.............................................      $18,843            $17,311
                                                                  =======            =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $     3            $     2
                                                                  =======            =======

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          TAX-FREE MINNESOTA FUND               TAX-FREE NATIONAL FUND                TAX-FREE NEW YORK FUND
    -----------------------------------   -----------------------------------   -----------------------------------
      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
         ENDED              ENDED              ENDED              ENDED              ENDED              ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
        $ 1,341            $ 1,456            $  3,645           $ 3,552            $   486            $   441
             57                571                 698               480                 32                 22
           (802)               256              (1,637)            1,916               (160)               422
             --                 --                  --                --                 --                 --
        -------            -------            --------           -------            -------            -------
            596              2,283               2,706             5,948                358                885
        -------            -------            --------           -------            -------            -------
           (188)              (147)             (1,544)           (1,286)              (378)              (375)
            (22)               (17)               (210)             (218)               (46)               (40)
            (11)               (12)               (258)             (271)               (61)               (50)
         (1,013)            (1,147)             (1,259)           (1,379)                --                 --
             (4)                (4)                (14)              (44)                --                 --
           (108)              (107)               (301)             (300)                --                 --
             (4)                (9)                (42)              (46)                --                 --
             (6)                (7)                (17)              (19)                --                 --
             @@                 @@                  @@                @@                 --                 --
             --                 --                  --                --                 --                 --
             --                (99)                 --              (409)               (17)               (69)
             --                (15)                 --               (98)                (2)                (8)
             --                 (9)                 --              (119)                (3)               (12)
             --               (720)                 --              (500)                --                 --
             --                 (3)                 --               (21)                --                 --
             --                (72)                 --              (113)                --                 --
             --                 (8)                 --               (19)                --                 --
             --                 (5)                 --                (8)                --                 --
             --                 @@                  --                @@                 --                 --
             --                 --                  --                --                 --                 --
        -------            -------            --------           -------            -------            -------
         (1,356)            (2,381)             (3,645)           (4,850)              (507)              (554)
        -------            -------            --------           -------            -------            -------
          1,369              1,059              11,403            13,426                763              1,688
            186                112                 713              (433)               244                479
            105                (90)                224               648                733                538
         (1,020)            (2,361)               (848)           (2,339)                --                 --
              3                (41)               (360)           (1,112)                --                 --
            185               (150)                339               135                 --                 --
            (75)              (249)                (91)              146                 --                 --
            (13)                 2                 (48)              (68)                --                 --
              9                 @@                   9                @@                 --                 --
             --                 --                  --                --                 --                 --
        -------            -------            --------           -------            -------            -------
            749             (1,718)             11,341            10,403              1,740              2,705
        -------            -------            --------           -------            -------            -------
            (11)            (1,816)             10,402            11,501              1,591              3,036
         35,900             37,716              92,186            80,685             14,082             11,046
        -------            -------            --------           -------            -------            -------
        $35,889            $35,900            $102,588           $92,186            $15,673            $14,082
        =======            =======            ========           =======            =======            =======
        $     1            $    16            $     21           $    21            $     4            $     3
        =======            =======            ========           =======            =======            =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                       TOTAL RETURN BOND FUND
                                                              -----------------------------------------
                                                                FOR THE YEAR             FOR THE YEAR
                                                                   ENDED                    ENDED
                                                              OCTOBER 31, 2005         OCTOBER 31, 2004
                                                              ----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $ 19,599                 $ 15,635
  Net realized gain (loss) on investments, futures and
    options contracts and foreign currency transactions.....         5,437                    4,248
  Net unrealized appreciation (depreciation) of investments, futures and options contracts and foreign currency
    transactions............................................       (20,037)                   7,032
  Payment from affiliate....................................            --                      243
                                                                  --------                 --------
  Net increase (decrease) in net assets resulting from
    operations..............................................         4,999                   27,158
                                                                  --------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................       (11,070)                  (9,501)
    Class B.................................................        (2,517)                  (2,503)
    Class C.................................................        (2,408)                  (2,575)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................        (6,306)                  (2,548)
    Class Z.................................................            --                       --
  From net realized gain on investments
    Class A.................................................        (1,135)                  (9,077)
    Class B.................................................          (350)                  (3,538)
    Class C.................................................          (338)                  (3,675)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................          (399)                  (2,000)
    Class Z.................................................            --                       --
                                                                  --------                 --------
    Total distributions.....................................       (24,523)                 (35,417)
                                                                  --------                 --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        22,124                   34,420
    Class B.................................................        (8,201)                 (12,343)
    Class C.................................................       (13,022)                 (18,887)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................        91,775                   41,626
    Class Z.................................................            --                       --
                                                                  --------                 --------
  Net increase (decrease) from capital share transactions...        92,676                   44,816
                                                                  --------                 --------
  Net increase (decrease) in net assets.....................        73,152                   36,557
NET ASSETS:
  Beginning of period.......................................       581,628                  545,071
                                                                  --------                 --------
  End of period.............................................      $654,780                 $581,628
                                                                  ========                 ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $    673                 $    920
                                                                  ========                 ========

*  Commencement of operations.
** Relates to investments in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      U.S. GOVERNMENT SECURITIES FUND                 VALUE FUND                     VALUE OPPORTUNITIES FUND
    -----------------------------------   -----------------------------------   -----------------------------------
      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
         ENDED              ENDED              ENDED              ENDED              ENDED              ENDED
    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
    ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
        $ 10,461           $ 11,840           $  1,031           $   451            $    419           $  (142)
          (2,240)            (3,335)             3,426             2,286              11,628             6,095
          (6,406)             2,969              8,587             3,886              (2,335)            2,953
              --                 --                 --                --                  --                --
        --------           --------           --------           -------            --------           -------
           1,815             11,474             13,044             6,623               9,712             8,906
        --------           --------           --------           -------            --------           -------
          (2,127)            (2,410)              (209)             (373)                 --                --
            (834)            (1,059)                --               (14)                 --                --
            (422)              (628)                --               (19)                 --                --
          (5,161)            (5,830)                --                --                  --                --
            (119)              (175)                --                --                  --                --
          (1,590)            (1,761)                --                --                  --                --
            (111)              (147)                --                --                  --                --
             (35)               (42)                --                --                  --                --
            (292)                @@               (328)               @@                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
              --                 --                 --                --                  --                --
        --------           --------           --------           -------            --------           -------
         (10,691)           (12,052)              (537)             (406)                 --                --
        --------           --------           --------           -------            --------           -------
          (4,366)           (11,823)               209            10,636              39,283            16,891
          (4,109)           (11,914)               179               990               7,330             3,329
          (3,870)           (12,661)            (1,706)             (285)              7,207             3,625
         (10,531)           (15,784)                --                --                  --                --
          (1,078)            (2,359)                --                --              (1,751)           (1,631)
          (2,425)            (4,504)                --                --                (783)             (532)
            (830)              (887)                --                --              (1,496)           (1,025)
            (179)              (330)                --                --                (356)             (137)
           9,491                 @@             34,771            20,782              83,958             9,702
              --                 --                 --                --                  --                --
        --------           --------           --------           -------            --------           -------
         (17,897)           (60,262)            33,453            32,123             133,392            30,222
        --------           --------           --------           -------            --------           -------
         (26,773)           (60,840)            45,960            38,340             143,104            39,128
         260,749            321,589             98,004            59,664              87,822            48,694
        --------           --------           --------           -------            --------           -------
        $233,976           $260,749           $143,964           $98,004            $230,926           $87,822
        ========           ========           ========           =======            ========           =======
        $     90           $     44           $    859           $   377            $    397           $    --
        ========           ========           ========           =======            ========           =======

 THE HARTFORD MUTUAL FUNDS, INC.

 STATEMENT OF CASH FLOWS
 FOR THE PERIOD FROM APRIL 29, 2005 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     FLOATING RATE FUND
                                                                     ------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets from operations................             $   2,584
  Adjustments to reconcile net increase in net assets from
     operations to net cash used in operating activities:
     Purchase of investment securities......................              (283,741)
     Proceeds from disposition of investment securities.....                19,212
     Sale of short-term investment securities, net..........               (24,463)
     Increase in interest receivable........................                (1,582)
     Increase in receivable for investment securities
      sold..................................................                  (503)
     Increase in other assets...............................                  (113)
     Increase in payable for investments purchased..........                24,360
     Increase in investment advisory fees payable...........                    29
     Increase in distribution fees payable..................                    22
     Increase in accrued expenses...........................                    13
     Unrealized depreciation on securities and currencies...                   284
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITY:
  Dividends reinvested......................................             $   2,055
                                                                         =========
     Net realized gain from investments and currencies......                   (40)
                                                                         ---------
       Total adjustments....................................              (266,522)
                                                                         ---------
NET CASH USED IN OPERATING ACTIVITIES.......................              (263,938)
                                                                         ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares sold.................................               292,413
  Cash dividends paid.......................................                  (770)
  Payments on shares redeemed...............................               (27,704)
                                                                         ---------
     Net cash provided by financing activities..............               263,939
                                                                         ---------
NET INCREASE IN CASH........................................                     1
Cash at beginning of the period.............................                    --
                                                                         ---------
CASH AT END OF THE PERIOD...................................             $       1
                                                                         =========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 NOTES TO FINANCIAL STATEMENTS
 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------
1.  ORGANIZATION:

    The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the Companies) are open-end management investment companies comprised of forty-eight portfolios (each a "Fund" or together the "Funds"). They are The Hartford Advisers Fund (Advisers Fund), The Hartford Aggressive Growth Allocation Fund (Aggressive Growth Allocation Fund), The Hartford Balanced Allocation Fund (Balanced Allocation Fund), The Hartford Capital Appreciation Fund (Capital Appreciation Fund), The Hartford Capital Appreciation II Fund (Capital Appreciation II Fund), The Hartford Conservative Allocation Fund (Conservative Allocation Fund), The Hartford Disciplined Equity Fund (Disciplined Equity Fund), The Hartford Dividend and Growth Fund (Dividend and Growth Fund), The Hartford Equity Income Fund (Equity Income Fund), The Hartford Floating Rate Fund (Floating Rate Fund), The Hartford Focus Fund (Focus Fund), The Hartford Global Communications Fund (Global Communications Fund), The Hartford Global Financial Services Fund (Global Financial Services Fund), The Hartford Global Health Fund (Global Health Fund), The Hartford Global Leaders Fund (Global Leaders
    Fund), The Hartford Global Technology Fund (Global Technology Fund), The Hartford Growth Allocation Fund (Growth Allocation Fund), The Hartford Growth Fund (Growth Fund), The Hartford Growth Opportunities Fund (Growth Opportunities Fund), The Hartford High Yield Fund (High Yield Fund), The Hartford Income Allocation Fund (Income Allocation Fund), The Hartford Income Fund (Income Fund), The Hartford Inflation Plus Fund (Inflation Plus
    Fund), The Hartford International Capital Appreciation Fund (International Capital Appreciation Fund), The Hartford International Opportunities Fund (International Opportunities Fund), The Hartford International Small Company Fund (International Small Company Fund), The Hartford MidCap Fund (MidCap
    Fund), The Hartford MidCap Value Fund (MidCap Value Fund), The Hartford Money Market Fund (Money Market Fund), The Hartford Retirement Income Fund (Retirement Income Fund), The Hartford Select MidCap Growth Fund (Select MidCap Growth Fund), The Hartford Select MidCap Value Fund (Select MidCap Value Fund), The Hartford Select SmallCap Growth Fund (Select SmallCap Growth Fund), The Hartford Short Duration Fund (Short Duration Fund), The Hartford Small Company Fund (Small Company Fund), The Hartford SmallCap Growth Fund (SmallCap Growth Fund), The Hartford Stock Fund (Stock Fund), The Hartford Target Retirement 2010 Fund (Target Retirement 2010 Fund), The Hartford Target Retirement 2020 Fund (Target Retirement 2020 Fund), The Hartford Target Retirement 2030 Fund (Target Retirement 2030 Fund), The Hartford Tax-Free California Fund (Tax-Free California Fund), The Hartford Tax-Free Minnesota Fund (Tax-Free Minnesota Fund), The Hartford Tax-Free National Fund (Tax-Free National Fund), The Hartford Tax-Free New York Fund (Tax-Free New York Fund), The Hartford Total Return Bond Fund (Total Return Bond Fund), The Hartford U.S. Government Securities Fund (U.S. Government Securities Fund), The Hartford Value Fund (Value Fund) and The Hartford Value Opportunities Fund (Value Opportunities Fund). The Companies are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies, except for Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, which are non-diversified.

    Class A shares are sold with a front-end sales charge of up to 5.50%, except for High Yield Fund, Income Allocation Fund, Income Fund, Inflation Plus Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund, which have a maximum front-end sales charge of up to 4.50%. The Floating Rate Fund and Short Duration Fund have a maximum front-end sales charge of up to 3.00%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of up to 1.00%. Class E shares are sold with a front-end sales charge of 4.50%. Classes H and M shares are sold with a contingent deferred sales charge, which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 4.00% to zero depending on the period of time the shares are held. Class L shares are sold with a sales charge of up to 4.75%. Class N shares are sold with a contingent deferred sales charge of 1.00% if redeemed within 1 year. Class Y shares are sold to certain eligible institutional investors without a sales charge. Class Z shares are sold without sales charges. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years. Classes H and N shares will automatically convert to Class L shares after 8 years.

    Each of the following Funds ("Allocation Funds"): Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation Fund and ("Target Retirement Funds"): Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund is a "Fund of Funds", which invests the majority of its assets in Class Y shares of other Hartford mutual funds: domestic and international equity funds and fixed income funds (Underlying Funds). The Allocation Funds seek their investment goals through implementation of a strategic asset allocation recommendation provided by Hartford Investment Financial Services, LLC (HIFSCO). The Target Retirement Funds seek their investment goals through implementation of a strategic asset allocation recommendation provided by Hartford Investment Management Company (Hartford Investment). Ibbotson Associates, Inc. ("Ibbotson") serves as a consultant to HIFSCO and Hartford Investment with respect to selecting the Underlying Funds and the Funds' asset allocations among the Underlying Funds. Each Underlying Fund's accounting policies are outlined below.

    Indemnifications: Under the Funds' organizational documents, their directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with U.S. generally accepted accounting principles in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost. Trade date for senior floating rate loan interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate loan interests purchased in the secondary market is the date on which the transaction is entered into.

    b) Security Valuation and Investment Income -- Debt securities (other than short-term obligations) are valued on. the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Funds' Board of Directors. Debt investments held by the Funds with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

        Equity securities are valued at the official closing price or at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ (National Association of Securities Dealers Automated Quotation System) national market system, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        The Funds generally use market prices in valuing portfolio securities. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using prevailing exchange rates. If market quotations are not readily available or are deemed unreliable, the Funds will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund's Board of Directors. Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE (New York Stock Exchange) that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the Funds use a fair value pricing service approved by that Fund's Board, which employs quantitative models to adjust for "sale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

        Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices.

        Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' Board of Directors.

        Investments in open-end mutual funds are valued at the respective net asset value of each Underlying Fund on the valuation date.

        Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or

--------------------------------------------------------------------------------

       losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Securities Lending -- The Funds, except for the Money Market Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash which is then invested in short-term money market instruments, or U.S. Government Securities with a market value at least equal to the market value of the securities on loan. The adequacy of collateral for securities out on loan is monitored on a daily basis. For instances where the market value of collateral falls below the market value of securities out on loan, such collateral is supplemented on the following day. As with other extensions of credit, these Funds may bear the risk of delay in recovery of loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    f) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Funds or a third party custodial account. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington, have an interest in joint repurchase agreements in the amount of $1,526,467 dated 10/31/05 with Bank of America, J.P. Morgan Chase and UBS Securities, LTC due 11/1/05. These joint repurchase agreements are collateralized as follows:

                                                         COLLATERAL
        BROKER                     RATE     PRINCIPAL      VALUE         SECURITY TYPE         COUPON RATE        MATURITY
        ------                     -----    ---------    ----------    ------------------    ---------------    ------------
        Bank of America..........  3.92%    $ 51,467      $ 52,596     U.S. Treasury Bond            7.125%            2023
        Bank of America..........  4.03%     570,000       578,851     FHLMC                  5.00% - 5.50%     2020 - 2035
                                                                       FNMA                   4.50% - 6.00%     2033 - 2035
        J.P. Morgan Chase........  4.03%     365,000       372,303     FNMA                   4.50% - 9.00%     2007 - 2035
        UBS Securities, LLC......  4.03%     540,000       550,804     FHLMC                 4.00% - 11.50%     2006 - 2035
                                                                       FNMA                  3.00% - 11.50%     2006 - 2035

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Advisers Fund...............................................  $32,386
        Capital Appreciation Fund...................................  365,517
        Capital Appreciation II Fund................................    3,458
        Dividend and Growth Fund....................................   95,769
        Equity Income Fund..........................................   12,724
        Focus Fund..................................................      948
        Global Communications Fund..................................      756
        Global Financial Services...................................      880
        Global Health Fund..........................................    7,987
        Global Technology Fund......................................      359
        Growth Fund.................................................   36,148
        Growth Opportunities Fund...................................   42,204
        High Yield Fund.............................................    5,431
        International Capital Appreciation Fund.....................    8,087
        International Opportunities Fund............................    8,834
        International Small Company Fund............................    2,370
        MidCap Fund.................................................   77,278
        MidCap Value Fund...........................................    2,727
        Small Company Fund..........................................   13,193
        SmallCap Growth Fund........................................    9,751
        Stock Fund..................................................    2,772
        Value Fund..................................................    4,435
        Value Opportunities Fund....................................    2,205

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

        Certain Funds, together with other investment management companies having investment advisory agreements with Hartford Investment, have an interest in $817,926 joint repurchase agreements dated 10/31/05 with BNP Paribas Securities Corp., Greenwich Capital Markets and UBS Securities, LLC due 11/1/05. These joint repurchase agreements are collateralized as follows:

                                                         COLLATERAL
        BROKER                     RATE     PRINCIPAL      VALUE          SECURITY TYPE         COUPON RATE        MATURITY
        ------                     -----    ---------    ----------    -------------------    ---------------    ------------
        BNP Paribas Securities
          Corp. .................  3.91%    $275,000      $280,869     U.S. Treasury Bonds    6.50% - 9.875%     2015 - 2026
                                                                       U.S. Treasury Notes            12.50%            2014
        Greenwich Capital
          Markets................  3.92%     275,000       281,319     U.S. Treasury Bills             3.64%            2005
        UBS Securities, LLC......  3.92%     267,926       273,853     U.S. Treasury Bonds    7.25% - 8.875%     2016 - 2021

        The maturity amounts are as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Income Fund.................................................  $    447
        Inflation Plus Fund.........................................    19,651
        Short Duration Fund.........................................     4,224
        Total Return Bond Fund......................................   105,178
        U.S. Government Securities Fund.............................     3,590

        The SmallCap Growth Fund has an interest in a $9,750 repurchase agreement dated 10/31/05 with Deutsche Bank., 3.93% due 11/1/05. This repurchase agreement is collateralized by $9,963 in a U.S. Treasury Note 2.625% due 2008.

        In addition, Advisers Fund and Capital Appreciation Fund hold collateral for securities out on loan in repurchase agreements. The Advisers Fund lending agreement is collateralized by an interest in $4,973 repurchase agreement dated 10/31/05 with Lehman Brothers, Inc., 3.98% due 11/1/05. This repurchase agreement was collateralized by $5,074 in FHLMC 5.00% due 2010. The Capital Appreciation Fund lending agreement was collateralized by an interest in a $6,383 repurchase agreement dated 10/31/05 with Lehman Brothers, Inc., 3.98% due 11/1/05. This repurchase agreement is collateralized by $6,515 in FHLMC, 5.00% due 2010.

    g) Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into futures contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

        At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss. Income Fund and SmallCap Growth Fund had outstanding futures contracts as of October 31, 2005.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized

--------------------------------------------------------------------------------

       appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received. Transactions involving written option contracts for the Funds during the year ended October 31, 2005 are summarized below:

                                                                      HARTFORD SMALLCAP GROWTH FUND OPTIONS CONTRACTS ACTIVITY
                                                                               DURING THE YEAR ENDED OCTOBER 31, 2005
                                                                      --------------------------------------------------------
        CALL OPTIONS WRITTEN DURING THE PERIOD                        NUMBER OF CONTRACTS    PREMIUM AMOUNTS    REALIZED GAIN
        --------------------------------------                        --------------------   ----------------   --------------
        Beginning of the period.....................................            --                 $ --              $--
        Written.....................................................           324                   53               --
        Expired.....................................................            --                   --               --
        Closed......................................................          (324)                 (53)              46
        Exercised...................................................            --                   --               --
                                                                             -----                 ----              ---
        End of the period...........................................            --                 $ --              $46
                                                                             -----                 ----              ---

    h) Forward Foreign Currency Contracts -- For the period ended October 31, 2005, Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Focus Fund, Global Financial Services Fund, Global Leaders Fund, Global Technology Fund, Income Fund, Inflation Plus Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Value Fund, Stock Fund, Small Company Fund and Total Return Bond Fund entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar. The U.S. dollar value of forward foreign currency contracts is determined using forward foreign currency exchange rates supplied by an independent pricing service.

    i) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment.

    j) (1) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (IRC) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the Funds are subject to a 4% federal excise tax to the extent they do not distribute substantially all of their net investment income and realized gains, if any. The Funds have distributed substantially all of their income and gains in prior years and each Fund intends to distribute substantially all of its income and gains during the calendar year ended December 31, 2005. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income and or excise tax purposes.

        The tax character of distributions paid for the periods indicated is as follows:

                                         FOR THE PERIOD ENDED OCTOBER 31, 2005         FOR THE PERIOD ENDED OCTOBER 31, 2004
                                        ---------------------------------------    ----------------------------------------------
                                        TAX EXEMPT    ORDINARY      LONG-TERM      TAX EXEMPT                         LONG-TERM
                                          INCOME       INCOME     CAPITAL GAINS      INCOME      ORDINARY INCOME    CAPITAL GAINS
                                        ----------    --------    -------------    ----------    ---------------    -------------
        Advisers Fund.................    $   --      $37,568        $    --         $   --          $24,483           $   --
        Aggressive Growth Allocation
          Fund........................        --           39             --             --               --               --
        Balanced Allocation Fund......        --        2,330             --             --               77               --
        Conservative Allocation
          Fund........................        --        1,501             --             --               67               --
        Disciplined Equity Fund.......        --        2,192             --             --              154               --
        Dividend and Growth Fund......        --       31,677         26,222             --           15,746               --
        Equity Income Fund............        --        8,509             --             --            3,108               --
        Floating Rate Fund@...........        --        2,825             --             --               --               --
        Focus Fund....................        --           34             --             --               --               --
        Global Communications Fund....        --          106             --             --               --               --
        Global Financial Services
          Fund........................        --          198             --             --              133               --
        Global Health Fund............        --           --         15,627             --               --            1,115
        Growth Allocation Fund........        --          306             --             --               --               --
        High Yield Fund...............        --       21,926             --             --           21,004               --
        Income Allocation Fund........        --          882             --             --               56               --
        Income Fund...................        --        2,379            160             --            1,577               --
        Inflation Plus Fund...........        --       34,177          4,354             --           16,261               --
        International Capital
          Appreciation Fund...........        --           --             --             --               37               65

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                         FOR THE PERIOD ENDED OCTOBER 31, 2005         FOR THE PERIOD ENDED OCTOBER 31, 2004
                                        ---------------------------------------    ----------------------------------------------
                                        TAX EXEMPT    ORDINARY      LONG-TERM      TAX EXEMPT                         LONG-TERM
                                          INCOME       INCOME     CAPITAL GAINS      INCOME      ORDINARY INCOME    CAPITAL GAINS
                                        ----------    --------    -------------    ----------    ---------------    -------------
        International Opportunities
          Fund........................    $   --      $    --        $    --         $   --          $    63           $   --
        International Small Company
          Fund........................        --        8,255            733             --            2,967               82
        MidCap Fund...................        --           --         55,053             --               --               --
        MidCap Value Fund.............        --       10,451         20,593             --               --               --
        Money Market Fund.............        --        4,593             --             --              615               --
        Retirement Income Fund@@......        --           --             --             --               --               --
        Short Duration Fund...........        --        4,345             --             --            2,152               --
        Stock Fund....................        --        6,624             --             --               --               --
        Tax-Free California Fund......       633           --             --            636               --               --
        Tax-Free Minnesota Fund.......     1,381           --             85          1,423               13              835
        Tax-Free National Fund........     3,716           --             79          3,491              284              924
        Tax-Free New York.............       486           --             22            463               89               --
        Total Return Bond Fund........        --       23,616            954             --           34,174            1,196
        U.S. Government Securities
          Fund........................        --       10,868             --             --           11,875               --
        Value Fund....................        --          537             --             --              406               --

         @ Commenced operations on April 29, 2005.
        @@ Commenced operations on September 30, 2005.

        As of October 31, 2005, the components of distributable earnings (deficit) on a tax basis are as follows:

                                                                        ACCUMULATED                           TOTAL
                                      UNDISTRIBUTED    UNDISTRIBUTED      CAPITAL         UNREALIZED       ACCUMULATED
                                        ORDINARY         LONG-TERM         GAINS         APPRECIATION        EARNINGS
                                         INCOME        CAPITAL GAIN      (LOSSES)*     (DEPRECIATION)**    (DEFICIT)***
                                      -------------    -------------    -----------    ----------------    ------------
        Advisers Fund...............     $ 2,060         $     --        $(175,177)       $   94,229        $  (78,888)
        Aggressive Growth Allocation
          Fund......................          --               64               --             5,704             5,768
        Balanced Allocation Fund....       1,150              299               --            14,704            16,153
        Capital Appreciation Fund...      60,756          884,005               --         1,197,289         2,142,050
        Capital Appreciation II
          Fund......................       1,195               --               --             1,277             2,472
        Conservative Allocation
          Fund......................         878              686               --             1,133             2,697
        Disciplined Equity Fund.....         600               --          (80,201)           30,160           (49,441)
        Dividend and Growth Fund....      16,817           98,285               --           342,151           457,253
        Equity Income Fund..........       1,452            1,336               --            28,790            31,578
        Floating Rate Fund..........          89               --               --              (284)             (195)
        Focus Fund..................         321               --          (10,339)            4,026            (5,992)
        Global Communications
          Fund......................         253               --           (3,752)            3,625               126
        Global Financial Services
          Fund......................         122               --             (322)            2,947             2,747
        Global Health Fund..........      14,523           17,301               --            43,143            74,967
        Global Leaders Fund.........         917            7,456               --            32,898            41,271
        Global Technology Fund......          --               --          (55,987)            4,185           (51,802)
        Growth Allocation Fund......         128              201               --            16,477            16,806
        Growth Fund.................          --               --           (7,365)          100,244            92,879
        Growth Opportunities Fund...          --           69,507               --           103,249           172,756
        High Yield Fund.............         291               --          (78,042)           (7,589)          (85,340)
        Income Allocation Fund......          60               --               --              (723)             (663)
        Income Fund.................          15               --             (311)             (734)           (1,030)
        Inflation Plus Fund.........         836            3,229               --            (6,692)           (2,627)
        International Capital
          Appreciation Fund.........       2,325            1,965               --            12,184            16,474
        International Opportunities
          Fund......................         482               --          (17,626)           11,126            (6,018)
        International Small Company
          Fund......................      10,193            5,090               --             2,315            17,598
        MidCap Fund.................      63,189          412,265               --           447,046           922,500
        MidCap Value Fund...........      13,883           30,157               --            41,469            85,509
        Money Market Fund...........          --               --               --                --                --
        Retirement Income Fund......          @@               --               @@                (1)               (1)
        Select MidCap Growth Fund...         195               --               --               223               418
        Select MidCap Value Fund....         636               --               --               507             1,143
        Select SmallCap Growth
          Fund......................          --               --              (15)             (235)             (250)
        Short Duration Fund.........           6               --           (1,493)           (1,995)           (3,482)
        Small Company Fund..........          --               --          (37,327)           50,606            13,279
        SmallCap Growth Fund........          --               --          (27,596)           19,611            (7,985)

--------------------------------------------------------------------------------

                                                                        ACCUMULATED                           TOTAL
                                      UNDISTRIBUTED    UNDISTRIBUTED      CAPITAL         UNREALIZED       ACCUMULATED
                                        ORDINARY         LONG-TERM         GAINS         APPRECIATION       EARNINGS
                                         INCOME        CAPITAL GAIN      (LOSSES)*     (DEPRECIATION)**     (DEFICIT)
                                      -------------    -------------    -----------    ----------------    -----------
        Stock Fund..................     $ 2,294         $     --        $(477,787)       $   64,165       $ (411,328)
        Target Retirement 2010
          Fund......................          @@               --               @@                (1)              (1)
        Target Retirement 2020
          Fund......................          @@               --               @@                 1                1
        Target Retirement 2030
          Fund......................          @@               --               @@                (1)              (1)
        Tax-Free California Fund....           3               12               --               381              396
        Tax-Free Minnesota Fund.....           1               57               --             1,343            1,401
        Tax-Free National Fund......          21              698               --             3,631            4,350
        Tax-Free New York Fund......          11               25               --               336              372
        Total Return Bond Fund......       3,424            1,219               --           (10,738)          (6,095)
        U.S. Government Securities
          Fund......................          90               --          (12,581)           (2,310)         (14,801)
        Value Fund..................         859               --           (1,502)           15,524           14,881
        Value Opportunities Fund....       2,423            5,425               --             7,695           15,543

          * Certain Funds had capital loss carryforwards that are identified in
            Note 2(j)(3).
         ** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses and the mark to market adjustment for certain derivatives in accordance with IRC Sec. 1256.

    j) (2) Reclassification of Capital Accounts -- In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain loss on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency, expiration of capital loss carryforwards, distributions upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the period ended October 31, 2005, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                      UNDISTRIBUTED     ACCUMULATED
                                                                      NET INVESTMENT    NET REALIZED    PAID-IN
                                                                          INCOME        GAIN (LOSS)     CAPITAL
                                                                      --------------    ------------    -------
        Advisers Fund...............................................     $  (318)         $    225      $    93
        Aggressive Growth Allocation Fund...........................         541              (478)         (63)
        Balanced Allocation Fund....................................           9                --           (9)
        Capital Appreciation Fund...................................      (8,850)            8,506          344
        Capital Appreciation II Fund................................         121               (85)         (36)
        Conservative Allocation Fund................................           3                --           (3)
        Disciplined Equity Fund.....................................         (54)               54           --
        Dividend and Growth Fund....................................        (250)              250           --
        Equity Income Fund..........................................         (24)               24           --
        Floating Rate Fund..........................................          86               (40)         (46)
        Focus Fund..................................................         (30)               29            1
        Global Communications Fund..................................           3                (4)           1
        Global Financial Services Fund..............................          (8)                8           --
        Global Health Fund..........................................       2,905            (2,905)          --
        Global Leaders Fund.........................................        (963)              963           --
        Global Technology Fund......................................         169                48         (217)
        Growth Allocation Fund......................................           2                (2)          --
        Growth Fund.................................................       2,884               187       (3,071)
        Growth Opportunities Fund...................................       2,756               546       (3,302)
        High Yield Fund.............................................         884              (884)          --
        Income Allocation Fund......................................          @@                @@           --
        Income Fund.................................................          54               (54)          --
        Inflation Plus Fund.........................................         874              (874)          --
        International Capital Appreciation Fund.....................        (202)              202           --
        International Opportunities Fund............................          69               (69)          --
        International Small Company Fund............................      (1,486)            1,425           61
        MidCap Fund.................................................      11,958           (11,700)        (258)

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      UNDISTRIBUTED     ACCUMULATED
                                                                      NET INVESTMENT    NET REALIZED    PAID-IN
                                                                          INCOME        GAIN (LOSS)     CAPITAL
                                                                      --------------    ------------    -------
        MidCap Value Fund...........................................     $ 2,245          $ (2,245)     $    --
        Retirement Income Fund......................................          @@                @@           --
        Select MidCap Growth Fund...................................         125              (113)         (12)
        Select MidCap Value Fund....................................          19                --          (19)
        Select SmallCap Growth Fund.................................           3                --           (3)
        Small Company Fund..........................................       3,254               146       (3,400)
        SmallCap Growth Fund........................................       1,819                43       (1,862)
        Stock Fund..................................................        (307)              307           --
        Target Retirement 2010 Fund.................................          @@                --           @@
        Target Retirement 2020 Fund.................................          @@                --           @@
        Target Retirement 2030 Fund.................................          @@                --           @@
        Total Return Bond Fund......................................       2,455            (2,455)          --
        U.S. Government Securities Fund.............................         276              (276)          --
        Value Fund..................................................         (12)               12           --
        Value Opportunities Fund....................................         (22)               22           --

    j) (3) Capital Loss Carryforwards -- As of October 31, 2005 (tax year-end), the following Funds had capital loss carryforwards for U.S. federal income tax purposes as follows:

                                                                              YEAR OF EXPIRATION
                                              -----------------------------------------------------------------------------------
        FUND                                   2007      2008       2009       2010        2011       2012      2013      TOTAL
        ----                                  ------    -------    -------    -------    --------    ------    ------    --------
        Advisers Fund.......................  $   --    $    --    $    --    $62,732    $112,444    $   --    $   --    $175,176
        Disciplined Equity Fund.............      --         --         --     53,565      26,636        --        --      80,201
        Focus Fund..........................      --         --         --         --      10,339        --        --      10,339
        Global Communications Fund..........      --         --         --      3,068         684        --        --       3,752
        Global Financial Services Fund......      --         --         --         --         322        --        --         322
        Global Technology Fund..............      --         --     21,094     34,893          --        --        --      55,987
        Growth Fund.........................      --         --         --        448       6,917        --        --       7,365
        High Yield Fund.....................   2,778     19,805      1,643     25,246      28,570        --        --      78,042
        Income Fund.........................      --         --         --         --          --        --       311         311
        International Opportunities Fund....      --      2,660        730     12,102       2,135        --                17,627
        Retirement Income Fund..............      --         --         --         --          --        --        @@          @@
        Select SmallCap Growth Fund.........      --         --         --         --          --        --        15          15
        Short Duration Fund.................      --         --         --         --         221       295       977       1,493
        Small Company Fund..................      --         --      5,413     31,914          --        --        --      37,327
        SmallCap Growth Fund................      --         --     17,781      6,564       3,251        --        --      27,596
        Stock Fund..........................      --         --     35,641    246,128     196,018        --        --     477,787
        Target Retirement 2010 Fund.........      --         --         --         --          --        --        @@          @@
        Target Retirement 2020 Fund.........      --         --         --         --          --        --        @@          @@
        Target Retirement 2030 Fund.........      --         --         --         --          --        --        @@          @@
        U.S. Government Securities Fund.....   2,205      3,597         --         --         672     3,591     2,517      12,582
        Value Fund..........................      --         --         --         --       1,502        --        --       1,502

        In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryforwards (acquired via merger) is limited on an annual basis in the amounts as follows:

                                                                        ANNUAL
        ACQUIRING FUND                                                LIMITATION
        --------------                                                ----------
        High Yield Fund.............................................    $3,813
        International Opportunities Fund............................       960

    k)  Fund Share Valuation and Dividend Distributions to
        Shareholders -- Orders for a Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the NYSE. The net asset value per share is determined separately for each class of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

--------------------------------------------------------------------------------

        Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of Aggressive Growth Allocation Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Allocation Fund, Growth Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Select MidCap Growth Fund, Select MidCap Value Fund, Select SmallCap Growth Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Target Retirement 2030 Fund, Value Fund, and Value Opportunities Fund will be declared and paid annually; dividends from net investment income of Advisers Fund, Balanced Allocation Fund, Conservative Allocation Fund, Dividend and Growth Fund, Equity Income Fund, Target Retirement 2010 Fund and Target Retirement 2020 Fund will be declared and paid quarterly; dividends from the net investment income of Floating Rate Fund, High Yield Fund, Income Allocation Fund, Income Fund, Inflation Plus Fund, Retirement Income Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Long-term capital gains distributions received from the underlying funds are distributed to shareholders at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

        Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles with respect to character and timing. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 2j(2)).

    l) Illiquid and Restricted Securities -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when its sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

    m) Securities Purchased on a When-Issued and Delayed-Delivery
       Basis -- Delivery and payment for securities that have been purchased by the Funds on a forward commitment or when-issued or delayed-delivery basis take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations and the Funds identify securities as segregated in their records with value at least equal to the amount of the commitment. As of October 31, 2005 the Funds entered into outstanding when-issued or forward commitments as follows:

        FUND                                                           COST
        ----                                                          -------
        Advisers Fund...............................................  $   241
        Floating Rate Fund..........................................   24,360
        Tax-Free California Fund....................................      178
        Tax-Free National Fund......................................      812
        Total Return Bond Fund......................................   60,513

    n) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

    o) Senior Floating Rate Loan Interests -- Floating Rate Fund invests at least 80% of its assets in below investment-grade variable or floating rate loans and floating rate securities. The major factors affecting this Fund's performance are credit, liquidity and interest rate risk. Credit risk depends largely on the perceived financial health of the borrowers and issuers of debt securities. In general, lower-rated loans and bonds have higher credit risks. Loan prices and prices of debt securities can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than would be the case with less aggressive loan and bond funds. Because the fund invests mainly in investments rated below-investment-grade, it is subject to heightened credit risk. The Fund could lose money if the fundamentals of an industry in which the Fund invests deteriorate or if a borrower or issuer underperforms or defaults, or if any loan or debt security that the Fund owns is downgraded. In addition, because the Fund is non-diversified and therefore may take larger positions in individual borrowers and issuers than other mutual funds, the Fund may experience greater market fluctuation and price volatility than a Fund that maintains a more broadly diversified portfolio.

    p) Prepayment Risks -- Most Floating Rate Loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a Floating Rate

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

       Loan or security to increase in response to interest rate declines is limited. Loans or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

    q) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HIFSCO, a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997, for the Hartford Mutual Funds, Inc. and dated February 19, 2002, for Hartford Mutual Funds II, Inc. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with Wellington for the provision of day to day investment management services to Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Value Fund and Value Opportunities Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with Hartford Investment, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Retirement Income Fund, Short Duration Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund. HIFSCO has contracted for the provision of day to day investment management services with Chartwell Investment Partners, L.P. (Chartwell), Goldman Sachs Asset Management, L.P. (GSAM) and Northern Capital Management, LLC (Northern Capital) for the Select MidCap Growth Fund, with Artisan Partners Limited Partnership (Artisan), Cramer Rosenthal McGlynn, LLC (CRM) and Sterling Capital Management LLC (Sterling) for the Select MidCap Value Fund and with Jennison Associates LLC (Jennison) and Oberweis Asset Management, Inc. (Oberweis) for the Select SmallCap Growth Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Artisan, Chartwell, CRM, GSAM, Hartford Investment, Jennison, Oberweis, Northern Capital, Sterling and Wellington.

        The schedule below reflects the rates of compensation paid to HIFSCO for investment advisory services rendered during the period ended October 31, 2005, except as indicated:

                               MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .50%
On next $500 million...............................................     .45%
On next $4.0 billion...............................................     .40%
On next $5.0 billion...............................................     .38%
Over $10 billion...................................................     .37%

                           TAX-FREE NATIONAL FUND AND
                        U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $50 million...............................................     .80%
On next $4.95 billion..............................................     .70%
On next $5.0 billion...............................................     .68%
Over $10 billion...................................................     .67%

                             TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .65%
On next $500 million...............................................     .55%
On next $4.0 billion...............................................     .50%
On next $5.0 billion...............................................     .48%
Over $10 billion...................................................     .47%

                              GLOBAL LEADERS FUND,
                 INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND,
                    MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .85%
On next $500 million...............................................     .75%
Over $1 billion....................................................     .70%

--------------------------------------------------------------------------------

                            TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $50 million...............................................     .72%
On next $4.95 billion..............................................     .70%
On next $5.0 billion...............................................     .68%
Over $10 billion...................................................     .67%

                    GROWTH FUND, GROWTH OPPORTUNITIES FUND,
               SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $100 million..............................................    1.00%
On next $150 million...............................................     .80%
Over $250 million..................................................     .70%

                            DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .75%
On next $500 million...............................................     .65%
Over $1 billion....................................................     .60%

                  INTERNATIONAL CAPITAL APPRECIATION FUND AND
                        INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    1.00%
On next $500 million...............................................     .90%
Over $1 billion....................................................     .85%

              CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND,
              EQUITY INCOME FUND(1), STOCK FUND(2) AND VALUE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .80%
On next $500 million...............................................     .70%
Over $1 billion....................................................     .65%

1) Effective November 1, 2005, HIFSCO has agreed to waive 0.30% of the management fee until October 31, 2006.
2) Effective November 1, 2005, HIFSCO has agreed to waive 0.05% of the management fee until October 31, 2006.

                 FOCUS FUND(3), GLOBAL COMMUNICATIONS FUND(4),
             GLOBAL FINANCIAL SERVICES FUND(4), GLOBAL HEALTH FUND,
              GLOBAL TECHNOLOGY FUND AND SELECT MIDCAP VALUE FUND

                     AVERAGE DAILY NET ASSETS                        ANNUAL FEE
                     ------------------------                        ----------
On first $500 million..............................................    1.00%
On next $500 million...............................................     .95%
Over $1 billion....................................................     .90%

3) Effective November 1, 2005, HIFSCO has agreed to waive 0.10% of the management fee until October 31, 2006.
4) Effective September 1, 2005, HIFSCO has agreed to waive 0.45% of the management fee. This policy may be discontinued at any time.

                               HIGH YIELD FUND(5)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .75%
On next $500 million...............................................     .65%
On next $4 billion.................................................     .60%
On next $5 billion.................................................     .58%
Over $10 billion...................................................     .57%

5) Effective November 1, 2005, HIFSCO has agreed to waive 0.15% of the management fee until October 31, 2006.

                                ADVISERS FUND(6)

                     AVERAGE DAILY NET ASSETS                        ANNUAL FEE
                     ------------------------                        ----------
On first $500 million..............................................    .690%
On next $500 million...............................................    .625%
Over $1 billion....................................................    .575%

6) Effective November 1, 2005, HIFSCO has agreed to reduce its management fee to 0.61% (in addition HIFSCO has agreed to waive a portion of its management fee to 0.56% through October 31, 2006).

                      INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .60%
On next $4.5 billion...............................................     .55%
On next $5.0 billion...............................................     .53%
Over $10 billion...................................................     .52%

                 SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND
                           AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .55%
On next $4.5 billion...............................................     .50%
On next $5.0 billion...............................................     .48%
Over $10 billion...................................................     .47%

                  AGGRESSIVE GROWTH ALLOCATION FUND, BALANCED
                 ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND,
               GROWTH ALLOCATION FUND AND INCOME ALLOCATION FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .20%
Over $500 million..................................................     .15%

                           SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .90%
On next $500 million...............................................     .85%
Over $1 billion....................................................     .80%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                          CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $250 million..............................................    1.00%
On next $250 million...............................................     .95%
On next $500 million...............................................     .90%
Over $1 billion....................................................     .85%

                             FLOATING RATE FUND(7)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .65%
On next $4.5 billion...............................................     .60%
On next $5.0 billion...............................................     .58%
Over $10 billion...................................................     .57%

7) Effective November 1, 2005, HIFSCO has agreed to waive the management fee through April 29, 2006.

                          SELECT SMALLCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    1.05%
On next $500 million...............................................    1.00%
Over $1 billion....................................................     .95%

                   RETIREMENT INCOME FUND, TARGET RETIREMENT
                    2010 FUND, TARGET RETIREMENT 2020 FUND,
                          TARGET RETIREMENT 2030 FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................     .20%
Over $500 million..................................................     .15%

    b)  Distribution and Service Plan for Class A, B, C, H, L, M and N
        Shares -- HIFSCO is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities, which include marketing and distribution of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the year ended October 31, 2005, the following revenues were received by
        HIFSCO:

                                                                      FRONT-END LOAD    CONTINGENT DEFERRED
                                                                       SALES CHARGE        SALES CHARGE
                                                                      --------------    -------------------
        HIFSCO......................................................     $76,806              $8,970

        The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C, H, L, M and N shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Funds provides for payment of a Rule 12b-1 fee of up to 0.35%, however, the Board of Directors has currently authorized 12b-1 payments of only up to 0.25%. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class L has a distribution fee of 0.25% for each Fund. Classes H, M and N have a distribution fee of 1.00% of average daily net assets on an annual basis, to be used to compensate those who sell shares of the fund and pay certain other expenses of selling fund shares.

        For the period ended October 31, 2005, total sales commissions paid to affiliated brokers/dealers of The Hartford for distributing the Funds' shares were $4,402. These commissions are in turn paid to sales representatives of the broker/dealers.
    c) Operating Expenses -- Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. During the period ended October 31, 2005, HIFSCO has voluntarily limited the total operating expenses of the Class A, B, C, H, L, M, N and Y shares of some of the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses as follows:

        FUND                          CLASS A    CLASS B    CLASS C    CLASS H    CLASS L    CLASS M    CLASS N    CLASS Y
        ----                          -------    -------    -------    -------    -------    -------    -------    -------
        Advisers Fund...............   1.26%        NA         NA         NA         NA         NA         NA         NA
        Aggressive Growth Allocation
          Fund*.....................   1.65%      2.30%      2.30%        NA         NA         NA         NA         NA
        Balanced Allocation Fund*...   1.45%      2.15%      2.15%        NA         NA         NA         NA         NA
        Capital Appreciation Fund...   1.29%        NA         NA         NA         NA         NA         NA         NA
        Capital Appreciation II
          Fund......................   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.15%
        Conservative Allocation
          Fund*.....................   1.40%      2.05%      2.05%        NA         NA         NA         NA         NA
        Disciplined Equity Fund.....   1.40%      2.15%      2.15%        NA         NA         NA         NA       1.00%
        Dividend and Growth Fund....   1.25%        NA         NA         NA         NA         NA         NA         NA
        Equity Income Fund..........   0.51%        NA         NA         NA         NA         NA         NA         NA
        Focus Fund..................   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        Global Communications
          Fund......................   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        Global Financial Services
          Fund......................   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        Global Health Fund..........   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        Global Leaders Fund.........   1.48%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        Global Technology Fund......   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.20%

--------------------------------------------------------------------------------

        FUND                          CLASS A    CLASS B    CLASS C    CLASS H    CLASS L    CLASS M    CLASS N    CLASS Y
        ----                          -------    -------    -------    -------    -------    -------    -------    -------
        Growth Allocation Fund*.....   1.55%      2.20%      2.20%        NA         NA         NA         NA         NA
        Growth Fund.................   1.33%      2.15%      2.15%      2.15%      1.45%      2.15%      2.15%      1.00%
        Growth Opportunities Fund...   1.36%      2.15%      2.15%      2.15%      1.45%      2.15%      2.15%      1.00%
        High Yield Fund.............   1.35%      2.10%      2.10%        NA         NA         NA         NA       0.95%
        Income Allocation Fund*.....   1.25%      1.95%      1.95%        NA         NA         NA         NA         NA
        Income Fund.................   0.95%      1.70%      1.70%        NA         NA         NA         NA       0.70%
        Inflation Plus Fund.........   0.95%      1.70%      1.70%        NA         NA         NA         NA       0.70%
        International Capital
          Appreciation Fund.........   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        International Opportunities
          Fund......................   1.57%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        International Small Company
          Fund......................   1.60%      2.35%      2.35%        NA         NA         NA         NA       1.20%
        MidCap Fund.................   1.37%        NA         NA         NA         NA         NA         NA         NA
        MidCap Value Fund...........   1.40%      2.15%      2.15%        NA         NA         NA         NA       1.00%
        Money Market Fund...........   0.95%      1.70%      1.70%        NA         NA         NA         NA       0.55%
        Retirement Income Fund*.....   1.25%      2.00%      2.00%        NA         NA         NA         NA       0.95%
        Select MidCap Growth Fund...   1.50%      2.25%      2.25%        NA         NA         NA         NA       1.10%
        Select MidCap Value Fund....   1.55%      2.30%      2.30%        NA         NA         NA         NA       1.15%
        Select SmallCap Growth
          Fund......................   1.65%      2.40%      2.40%        NA         NA         NA         NA       1.20%
        Short Duration Fund.........   0.90%      1.65%      1.65%        NA         NA         NA         NA       0.65%
        SmallCap Growth Fund........   1.40%      2.15%      2.15%      2.15%      1.25%      2.15%      2.15%      1.10%
        Small Company Fund..........   1.40%      2.15%      2.15%        NA         NA         NA         NA       1.00%
        Stock Fund..................   1.33%        NA         NA         NA         NA         NA         NA         NA
        Target Retirement 2010
          Fund*.....................   1.30%      2.05%      2.05%        NA         NA         NA         NA       1.00%
        Target Retirement 2020
          Fund*.....................   1.35%      2.10%      2.10%        NA         NA         NA         NA       1.05%
        Target Retirement 2030
          Fund*.....................   1.40%      2.15%      2.15%        NA         NA         NA         NA       1.10%
        Tax-Free California Fund....   0.90%      1.65%      1.65%        NA         NA         NA         NA         NA
        Tax-Free Minnesota Fund.....   0.85%      1.60%      1.60%      1.60%      0.90%      1.60%      1.60%        NA
        Tax-Free National Fund......   1.00%      1.75%      1.75%      1.75%      1.05%      1.75%      1.75%        NA
        Tax-Free New York Fund......   0.85%      1.60%      1.60%        NA         NA         NA         NA         NA
        Total Return Bond Fund......   1.20%      1.95%      1.95%        NA         NA         NA         NA       0.80%
        U.S. Government Securities
          Fund......................   1.15%      1.90%      1.90%      1.90%      1.20%      1.90%      1.90%        NA
        Value Fund..................   1.40%      2.15%      2.15%        NA         NA         NA         NA       1.00%
        Value Opportunities Fund....   1.40%      2.15%      2.15%      2.15%      1.45%      2.15%      2.15%      1.25%

        * Voluntary limitations for total operating expenses for Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund include expenses incurred as the result of investing in other investment companies.

        HIFSCO has voluntarily agreed to waive management fees for some of the Funds as follows:

        FUND                                                                            PERIOD                     AMOUNT
        ----                                                          ------------------------------------------   ------
        Advisers Fund...............................................     May 1, 2005 through October 31, 2005      $  349
        Equity Income Fund..........................................  October 31, 2004 through October 31, 2005     3,118
        Floating Rate Fund..........................................   April 29, 2005 through October 31, 2005        335
        Global Communications Fund..................................  September 1, 2005 through October 31, 2005       16
        Global Financial Services Fund..............................  September 1, 2005 through October 31, 2005       15

        Effective September 1, 2005 and November 1, 2005, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, B, C and Y shares of some of the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses as follows:

        FUND                                                          CLASS A    CLASS B    CLASS C    CLASS Y
        ----                                                          -------    -------    -------    -------
        Advisers Fund (Effective November 1, 2005)..................   1.18%        NA         NA         NA
        Equity Income Fund (Effective November 1, 2005).............   1.05%        NA         NA         NA
        Focus Fund (Effective November 1, 2005).....................   1.50%      2.25%      2.25%      1.10%
        Global Communications Fund (Effective September 1, 2005)....   1.15%      1.90%      1.90%      0.75%
        Global Financial Services Fund (Effective September 1,
          2005).....................................................   1.15%      1.90%      1.90%      0.75%
        High Yield Fund (Effective November 1, 2005)................   1.20%      1.95%      1.95%      0.80%
        Stock Fund (Effective November 1, 2005).....................   1.28%        NA         NA         NA

        For Advisers Fund, Equity Income Fund and Stock Fund, Class A waivers are in effect through 10/31/06. For Focus Fund, Global Communications Fund, Global Financial Services Fund and High Yield Fund, Class A, B and C waivers are in effect through 10/31/06.

        Effective November 1, 2005, Hartford Administrative Services Company (HASCO) has agreed to waive a portion of the transfer agency fees of the funds under, a voluntary undertaking, to 0.35% of average daily net assets per fiscal year for all A, B and C share classes.

        Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the accompanying Statements of Operations.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

        Due to a change in the transfer agent fees allocation methodology for transfer agent fees, HIFSCO reimbursed the following Funds for transfer agent expenses in 2004 for years 2002 and 2003; Advisers Fund, Disciplined Equity Fund, Dividend and Growth Fund, Focus Fund, High Yield Fund and Total Return Bond Fund. The amounts reimbursed were:
        $4,979, $3, $1,109, $34, $82 and $243, respectively, which represents .2%, .001%, .05%, .03%, .02% and .04% of average total net assets of each respective Fund.

    d) Fees Paid Indirectly -- The Funds have entered into an agreement with State Street Global Advisors and Russell Investment Group to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds' expenses. In addition, the Funds' custodian bank has agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2005, commission recapture and custodian fee offset arrangements are as follows:

                                                                      COMMISSION RECAPTURE    CUSTODIAN FEE OFFSET
                                                                      --------------------    --------------------
        Advisers Fund...............................................         $ 260                    $  4
        Aggressive Growth Allocation Fund...........................            --                      @@
        Balanced Allocation Fund....................................            --                      @@
        Capital Appreciation Fund...................................         3,125                      12
        Capital Appreciation II Fund................................            @@                      @@
        Conservative Allocation Fund................................            --                      @@
        Disciplined Equity Fund.....................................            54                      @@
        Dividend and Growth Fund....................................           250                       1
        Equity Income Fund..........................................            24                       1
        Focus Fund..................................................            28                      @@
        Global Communications Fund..................................             3                      @@
        Global Financial Services Fund..............................             5                      @@
        Global Health Fund..........................................            80                       1
        Global Leaders Fund.........................................           850                       1
        Global Technology Fund......................................            35                       1
        Growth Allocation Fund......................................            --                      @@
        Growth Fund.................................................           186                       1
        Growth Opportunities Fund...................................           510                       9
        High Yield Fund.............................................            --                      10
        Income Allocation Fund......................................            --                      @@
        Income Fund.................................................            --                       2
        Inflation Plus Fund.........................................            --                       2
        International Capital Appreciation Fund.....................           138                       1
        International Opportunities Fund............................            66                      @@
        International Small Company Fund............................            53                       1
        MidCap Fund.................................................           625                       1
        MidCap Value Fund...........................................            80                       3
        Money Market Fund...........................................            --                       1
        Select MidCap Growth Fund...................................            --                       1
        Select MidCap Value Fund....................................            --                       2
        Short Duration Fund.........................................            --                       3
        Small Company Fund..........................................           133                       2
        SmallCap Growth Fund........................................            43                       1
        Stock Fund..................................................           245                       1
        Tax-Free California Fund....................................            --                       3
        Tax-Free Minnesota Fund.....................................            --                       2
        Tax-Free National Fund......................................            --                       1
        Tax-Free New York Fund......................................            --                       2
        Total Return Bond Fund......................................            --                      11
        U.S. Government Securities Fund.............................            --                       3
        Value Fund..................................................            12                      @@
        Value Opportunities Fund....................................            13                      @@

    @@ Due to the presentation of the financial statements in thousands, the numbers round to zero.

    e) Accounting Services Agreement -- Pursuant to the Fund Accounting Agreement between Hartford Life Insurance Co. (HLIC) and the Funds, HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's Class A, B, C and Y average daily net assets. Effective January 1, 2006, the rate is reduced to 0.015%, except for Aggressive Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund which pay a fee of 0.01% of each Fund's Class A, B and C average daily net assets.

    f) Other Related Party Transactions -- For the year ended October 31, 2005, Hartford Fire was reimbursed $240 for legal expenses on behalf of the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, Hartford Investment and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds. HASCO, a wholly owned subsidiary of The Hartford, provides transfer agent services to the Funds. HASCO was compensated $59,205 for providing such services.

--------------------------------------------------------------------------------

4.  AFFILIATE HOLDINGS:

    As of October 31, 2005, affiliates of The Hartford had ownership of shares in the Funds as follows:

        FUND                                                          CLASS A    CLASS B    CLASS C    CLASS Y
        ----                                                          -------    -------    -------    -------
        Capital Appreciation II Fund................................     910        30         30        30
        Global Communications Fund..................................     706        --         --        --
        Global Financial Services Fund..............................     570        --         --        --
        Income Fund.................................................     484        --         --         1
        Retirement Income Fund......................................       1         1          1         1
        Select MidCap Growth Fund...................................     540        20         20        20
        Select MidCap Value Fund....................................   1,350        50         50        50
        Select SmallCap Growth Fund.................................     540        20         20        20
        Target Retirement 2010 Fund.................................       1         1          1         1
        Target Retirement 2020 Fund.................................       1         1          1         1
        Target Retirement 2030 Fund.................................       1         1          1         1
        Tax-Free California Fund....................................     789        --         --        NA
        Tax-Free Minnesota Fund.....................................      --        --         --         1
        Tax-Free National Fund......................................      --        --         --         1
        Tax-Free New York Fund......................................     899       110        110        NA
        U.S. Government Securities Fund.............................      --        --         --        @@

        @@ Due to the presentation of the financial statements in thousands, the number of shares held round to zero.
        NA Not applicable

5.  INVESTMENT TRANSACTIONS:

    For the year ended October 31, 2005, the cost of purchases and proceeds from sales of securities for Money Market Fund were $2,614,693 and $2,655,394, respectively. The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the other portfolios were as follows:

                                                             COST OF
                                                            PURCHASES       SALES PROCEEDS         COST OF        SALES PROCEEDS
                                                            EXCLUDING          EXCLUDING        PURCHASES FOR           FOR
                                                         U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT
    FUND                                                   OBLIGATIONS        OBLIGATIONS        OBLIGATIONS        OBLIGATIONS
    ----                                                 ---------------    ---------------    ---------------    ---------------
    Advisers Fund......................................    $1,428,667         $2,040,321          $ 30,951           $ 85,607
    Aggressive Growth Allocation Fund..................        88,761              6,121                --                 --
    Balanced Allocation Fund...........................       312,552              4,711                --                 --
    Capital Appreciation Fund..........................     9,002,334          7,654,526                --                 --
    Capital Appreciation II Fund.......................        98,814             22,342                --                 --
    Conservative Allocation Fund.......................        81,553             19,919                --                 --
    Disciplined Equity Fund............................       222,161            229,600                --                 --
    Dividend and Growth Fund...........................       817,434            701,044                --                 --
    Equity Income Fund.................................       261,268             88,128                --                 --
    Floating Rate Fund.................................       283,692             19,212                --                 --
    Focus Fund.........................................       106,854            144,094                --                 --
    Global Communications Fund.........................        13,588              7,264                --                 --
    Global Financial Services Fund.....................         6,518              7,870                --                 --
    Global Health Fund.................................       351,776            194,070                --                 --
    Global Leaders Fund................................     1,877,794          1,933,838                --                 --
    Global Technology Fund.............................        72,029             86,319                --                 --
    Growth Allocation Fund.............................       280,197              2,427                --                 --
    Growth Fund........................................     1,027,374            778,781                --                 --
    Growth Opportunities Fund..........................     1,318,639          1,227,352                --                 --
    High Yield Fund....................................       396,348            454,676                --                 --
    Income Allocation Fund.............................        23,716              7,497                --                 --
    Income Fund........................................        42,959             28,769            64,404             60,662
    Inflation Plus Fund................................       102,235             69,057           718,539            553,300
    International Capital Appreciation Fund............       493,165            342,529                --                 --
    International Opportunities Fund...................       162,872            172,630                --                 --
    International Small Company Fund...................       135,421            116,587                --                 --
    MidCap Fund........................................     1,973,607          2,237,716                --                 --
    MidCap Value Fund..................................       214,037            227,904                --                 --
    Retirement Income Fund.............................            79                 44                --                 --
    Select MidCap Growth Fund..........................        30,748             12,658                --                 --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                             COST OF
                                                            PURCHASES       SALES PROCEEDS         COST OF        SALES PROCEEDS
                                                            EXCLUDING          EXCLUDING        PURCHASES FOR           FOR
                                                         U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT
    FUND                                                   OBLIGATIONS        OBLIGATIONS        OBLIGATIONS        OBLIGATIONS
    ----                                                 ---------------    ---------------    ---------------    ---------------
    Select MidCap Value Fund...........................    $   30,600         $    6,101          $     --           $     --
    Select SmallCap Growth Fund........................         6,068                226                --                 --
    Short Duration Fund................................       187,013            156,519                --              3,973
    Small Company Fund.................................       305,390            343,824                --                 --
    SmallCap Growth Fund...............................       255,610            215,440                --                 --
    Stock Fund.........................................       920,576          1,382,015                --                 --
    Target Retirement 2010.............................            43                  5                --                 --
    Target Retirement 2020.............................           160                 29                --                 --
    Target Retirement 2030.............................            41                  5                --                 --
    Tax-Free California Fund...........................         7,538              5,253                --                 --
    Tax-Free Minnesota Fund............................         6,127              3,402                --                 --
    Tax-Free National Fund.............................        30,919             19,909                --                 --
    Tax-Free New York Fund.............................         4,872              3,225                --                 --
    Total Return Bond Fund.............................     1,338,128          1,238,245           338,214            350,803
    U.S. Government Securities Fund....................       140,793            128,894           125,733            155,921
    Value Fund.........................................        68,597             36,373                --                 --
    Value Opportunities Fund...........................       193,112             60,694                --                 --

6.  CAPITAL SHARE TRANSACTIONS:

    The following information is for the period ended October 31, 2005 and period ended October 31, 2004:

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    ADVISERS FUND:
    Class A Shares......       6,088        20,004      1,779       1,278       (33,823)     (19,236)      (25,956)        2,046
           Amount.......  $   91,820    $  292,883    $26,792     $18,724     $(511,587)   $(282,489)   $ (392,975)   $   29,118
    Class B Shares......       1,086         3,173        378         188       (10,823)      (7,436)       (9,359)       (4,075)
           Amount.......  $   16,184    $   46,199    $ 5,650     $ 2,706     $(161,821)   $(108,019)   $ (139,987)   $  (59,114)
    Class C Shares......         564         2,841        236         143        (8,691)      (8,299)       (7,891)       (5,315)
           Amount.......  $    8,492    $   41,859    $ 3,550     $ 2,099     $(130,715)   $(121,827)   $ (118,673)   $  (77,869)
    Class Y Shares......         126           327         23          14           (82)         (24)           67           317
           Amount.......  $    1,907    $    4,863    $   344     $   205     $  (1,239)   $    (360)   $    1,012    $    4,708
    AGGRESSIVE GROWTH
    ALLOCATION FUND:
    Class A Shares......       4,667         1,274          3          --          (798)         (78)        3,872         1,196
           Amount.......  $   52,239    $   12,730    $    34     $    --     $  (9,056)   $    (768)   $   43,217    $   11,962
    Class B Shares......       1,490           446         @@          --          (156)          (8)        1,334           438
           Amount.......  $   16,492    $    4,429    $     1     $    --     $  (1,761)   $     (79)   $   14,732    $    4,350
    Class C Shares......       3,009           544         @@          --          (655)         (20)        2,354           524
           Amount.......  $   33,325    $    5,433    $     2     $    --     $  (7,537)   $    (201)   $   25,790    $    5,232
    BALANCED ALLOCATION
    FUND:
    Class A Shares......      19,911         6,617        164           7        (2,593)         (91)       17,482         6,533
           Amount.......  $  214,294    $   66,507    $ 1,783     $    67     $ (28,312)   $    (919)   $  187,765    $   65,655
    Class B Shares......       5,297         1,863         15          @@          (496)         (30)        4,816         1,833
           Amount.......  $   56,712    $   18,687    $   166     $     2     $  (5,352)   $    (297)   $   51,526    $   18,392
    Class C Shares......       7,706         2,970         20          @@        (1,230)         (11)        6,496         2,959
           Amount.......  $   82,665    $   29,758    $   215     $     3     $ (13,269)   $    (108)   $   69,611    $   29,653
    CAPITAL APPRECIATION
    FUND:
    Class A Shares......      52,233        61,773         --          --       (22,397)     (14,265)       29,836        47,508
           Amount.......  $1,777,216    $1,817,501    $    --     $    --     $(767,171)   $(420,206)   $1,010,045    $1,397,295
    Class B Shares......       6,556         9,317         --          --        (8,132)      (5,272)       (1,576)        4,045
           Amount.......  $  207,239    $  257,989    $    --     $    --     $(261,148)   $(145,779)   $  (53,909)   $  112,210
    Class C Shares......      14,201        14,150         --          --        (6,955)      (6,677)        7,246         7,473
           Amount.......  $  452,151    $  392,093    $    --     $    --     $(221,286)   $(184,938)   $  230,865    $  207,155
    Class Y Shares......       3,153         1,987         --          --          (388)        (129)        2,765         1,858
           Amount.......  $  111,884    $   61,273    $    --     $    --     $ (14,238)   $  (3,995)   $   97,646    $   57,278

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    CAPITAL APPRECIATION
    II FUND:
    Class A Shares......       5,323            --         --          --          (176)          --         5,147            --
           Amount.......  $   57,024    $       --    $    --     $    --     $  (1,941)   $      --    $   55,083    $       --
    Class B Shares......         589            --         --          --           (14)          --           575            --
           Amount.......  $    6,345    $       --    $    --     $    --     $    (155)   $      --    $    6,190    $       --
    Class C Shares......       1,792            --         --          --           (26)          --         1,766            --
           Amount.......  $   19,422    $       --    $    --     $    --     $    (281)   $      --    $   19,141    $       --
    Class Y Shares......          30            --         --          --            --           --            30            --
           Amount.......  $      300    $       --    $    --     $    --     $      --    $      --    $      300    $       --
    CONSERVATIVE
    ALLOCATION FUND:
    Class A Shares......       5,061         3,314         73           3        (1,765)         (14)        3,369         3,303
           Amount.......  $   53,341    $   33,400    $   776     $    32     $ (18,790)   $    (139)   $   35,327    $   33,293
    Class B Shares......       1,057           495         10          @@          (179)          (8)          888           487
           Amount.......  $   11,098    $    4,983    $   109     $     3     $  (1,887)   $     (85)   $    9,320    $    4,901
    Class C Shares......       3,289         1,065         21           1        (1,764)         (13)        1,546         1,053
           Amount.......  $   34,653    $   10,700    $   217     $     6     $ (18,469)   $    (131)   $   16,401    $   10,575
    DISCIPLINED EQUITY
    FUND:
    Class A Shares......       1,341         3,357        153          14        (6,267)      (4,978)       (4,773)       (1,607)
           Amount.......  $   15,365    $   35,514    $ 1,755     $   149     $ (72,432)   $ (52,961)   $  (55,312)   $  (17,298)
    Class B Shares......         238           432          2          --        (1,069)      (1,001)         (829)         (569)
           Amount.......  $    2,623    $    4,431    $    23     $    --     $ (11,782)   $ (10,232)   $   (9,136)   $   (5,801)
    Class C Shares......         145           337          4          --        (1,167)      (1,083)       (1,018)         (746)
           Amount.......  $    1,606    $    3,454    $    39     $    --     $ (12,840)   $ (11,091)   $  (11,195)   $   (7,637)
    Class Y Shares......       4,983         1,728         29          @@           (65)          (6)        4,947         1,722
           Amount.......  $   59,052    $   18,721    $   346     $     3     $    (775)   $     (70)   $   58,623    $   18,654
    DIVIDEND AND GROWTH
    FUND:
    Class A Shares......      20,127        32,461      2,427         795       (15,420)     (11,304)        7,134        21,952
           Amount.......  $  377,916    $  551,797    $45,020     $13,732     $(291,171)   $(194,553)   $  131,765    $  370,976
    Class B Shares......       3,042         3,907        268          19        (3,265)      (2,102)           45         1,824
           Amount.......  $   56,232    $   66,363    $ 4,853     $   335     $ (60,699)   $ (35,752)   $      386    $   30,946
    Class C Shares......       2,119         4,149        245          33        (3,265)      (2,999)         (901)        1,183
           Amount.......  $   39,143    $   70,299    $ 4,444     $   559     $ (60,506)   $ (50,934)   $  (16,919)   $   19,924
    Class Y Shares......       2,396         1,986        120          42          (413)        (797)        2,103         1,231
           Amount.......  $   45,265    $   34,545    $ 2,257     $   724     $  (7,961)   $ (13,917)   $   39,561    $   21,352
    EQUITY INCOME FUND:
    Class A Shares......      15,486        17,305        589         227        (3,468)      (1,317)       12,607        16,215
           Amount.......  $  185,634    $  189,949    $ 7,058     $ 2,502     $ (41,777)   $ (14,509)   $  150,915    $  177,942
    Class B Shares......       1,443         1,484         32          11          (296)         (91)        1,179         1,404
           Amount.......  $   17,256    $   16,339    $   380     $   123     $  (3,561)   $  (1,005)   $   14,075    $   15,457
    Class C Shares......       1,095         3,357         61          29          (641)        (214)          515         3,172
           Amount.......  $   13,124    $   36,979    $   735     $   318     $  (7,689)   $  (2,351)   $    6,170    $   34,946
    Class Y Shares......          47            23          2          @@           (17)          @@            32            23
           Amount.......  $      574    $      249    $    17     $     4     $    (205)   $      @@    $      386    $      253
    FLOATING RATE FUND:
    Class A Shares......      19,092            --        132          --        (2,428)          --        16,796            --
           Amount.......  $  192,854    $       --    $ 1,335     $    --     $ (24,613)   $      --    $  169,576    $       --
    Class B Shares......         595            --          3          --           (37)          --           561            --
           Amount.......  $    5,996    $       --    $    32     $    --     $    (372)   $      --    $    5,656    $       --
    Class C Shares......       9,381            --         53          --          (239)          --         9,195            --
           Amount.......  $   94,747    $       --    $   530     $    --     $  (2,420)   $      --    $   92,857    $       --
    Class Y Shares......       1,056            --         16          --           (74)          --           998            --
           Amount.......  $   10,662    $       --    $   158     $    --     $    (752)   $      --    $   10,068    $       --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    FOCUS FUND:
    Class A Shares......         314         1,439          3          --        (2,792)      (1,915)       (2,475)         (476)
           Amount.......  $    3,040    $   13,552    $    29     $    --     $ (27,191)   $ (17,884)   $  (24,122)   $   (4,332)
    Class B Shares......          64           189         --          --          (627)        (497)         (563)         (308)
           Amount.......  $      612    $    1,743    $    --     $    --     $  (5,951)   $  (4,566)   $   (5,339)   $   (2,823)
    Class C Shares......         104           429         --          --        (1,100)        (842)         (996)         (413)
           Amount.......  $      981    $    3,941    $    --     $    --     $ (10,427)   $  (7,684)   $   (9,446)   $   (3,743)
    Class Y Shares......          28            48         @@          --           (71)         (40)          (43)            8
           Amount.......  $      283    $      463    $     3     $    --     $    (705)   $    (373)   $     (419)   $       90
    GLOBAL
    COMMUNICATIONS FUND:
    Class A Shares......       1,099           606         14          --          (496)        (352)          617           254
           Amount.......  $    7,313    $    3,173    $    89     $    --     $  (3,216)   $  (1,854)   $    4,186    $    1,319
    Class B Shares......         212           113          1          --           (84)        (175)          129           (62)
           Amount.......  $    1,361    $      583    $     5     $    --     $    (522)   $    (837)   $      844    $     (254)
    Class C Shares......         223           118          1          --           (69)        (158)          155           (40)
           Amount.......  $    1,450    $      612    $     4     $    --     $    (442)   $    (752)   $    1,012    $     (140)
    Class Y Shares......          62            31         @@          --            (4)        (154)           58          (123)
           Amount.......  $      410    $      167    $     2     $    --     $     (26)   $    (740)   $      386    $     (573)
    GLOBAL FINANCIAL
    SERVICES FUND:
    Class A Shares......         143           232         14          11          (191)        (310)          (34)          (67)
           Amount.......  $    1,582    $    2,389    $   156     $   110     $  (2,107)   $  (3,179)   $     (369)   $     (680)
    Class B Shares......          25            48          1           1           (47)        (137)          (21)          (88)
           Amount.......  $      271    $      489    $    16     $     7     $    (510)   $  (1,318)   $     (223)   $     (822)
    Class C Shares......          66            61          1          @@           (64)        (157)            3           (96)
           Amount.......  $      741    $      615    $    12     $     6     $    (705)   $  (1,508)   $       48    $     (887)
    Class Y Shares......           7             3          1           1            (3)        (104)            5          (100)
           Amount.......  $       74    $       32    $    10     $     7     $     (28)   $  (1,007)   $       56    $     (968)
    GLOBAL HEALTH FUND:
    Class A Shares......       3,495         4,099        567          43        (2,723)      (1,943)        1,339         2,199
           Amount.......  $   55,087    $   61,055    $ 8,478     $   579     $ (42,260)   $ (28,878)   $   21,305    $   32,756
    Class B Shares......         445           873        225          19          (718)        (536)          (48)          356
           Amount.......  $    6,670    $   12,705    $ 3,252     $   252     $ (10,730)   $  (7,775)   $     (808)   $    5,182
    Class C Shares......       1,038         1,130        210          17          (891)        (756)          357           391
           Amount.......  $   15,731    $   16,402    $ 3,033     $   230     $ (13,305)   $ (10,920)   $    5,459    $    5,712
    Class Y Shares......       9,894            20          4          @@           (31)         (14)        9,867             6
           Amount.......  $  153,166    $      300    $    64     $     5     $    (503)   $    (205)   $  152,727    $      100
    GLOBAL LEADERS FUND:
    Class A Shares......       3,691         8,714         --          --        (6,969)     (13,745)       (3,278)       (5,031)
           Amount.......  $   62,349    $  134,534    $    --     $    --     $(117,555)   $(214,196)   $  (55,206)   $  (79,662)
    Class B Shares......         575           856         --          --        (1,334)      (1,008)         (759)         (152)
           Amount.......  $    9,270    $   12,890    $    --     $    --     $ (21,331)   $ (15,171)   $  (12,061)   $   (2,281)
    Class C Shares......         479           963         --          --        (1,531)      (1,244)       (1,052)         (281)
           Amount.......  $    7,767    $   14,553    $    --     $    --     $ (24,598)   $ (18,640)   $  (16,831)   $   (4,087)
    Class Y Shares......       1,488         2,238         --          --          (131)        (119)        1,357         2,119
           Amount.......  $   25,736    $   35,831    $    --     $    --     $  (2,334)   $  (1,968)   $   23,402    $   33,863
    GLOBAL TECHNOLOGY
    FUND:
    Class A Shares......       1,097         3,193         --          --        (2,639)      (3,006)       (1,542)          187
           Amount.......  $    5,180    $   15,225    $    --     $    --     $ (12,398)   $ (14,082)   $   (7,218)   $    1,143
    Class B Shares......         231           626         --          --          (662)        (660)         (431)          (34)
           Amount.......  $    1,044    $    2,862    $    --     $    --     $  (2,969)   $  (2,947)   $   (1,925)   $      (85)
    Class C Shares......         170           794         --          --        (1,171)      (1,166)       (1,001)         (372)
           Amount.......  $      775    $    3,684    $    --     $    --     $  (5,258)   $  (5,137)   $   (4,483)   $   (1,453)
    Class Y Shares......         189           246         --          --          (268)        (169)          (79)           77
           Amount.......  $      950    $    1,197    $    --     $    --     $  (1,319)   $    (776)   $     (369)   $      421

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    GROWTH ALLOCATION
    FUND:
    Class A Shares......      15,579         4,214         19          --        (1,553)         (37)       14,045         4,177
           Amount.......  $  170,874    $   42,297    $   215     $    --     $ (17,312)   $    (376)   $  153,777    $   41,921
    Class B Shares......       4,860         1,381          3          --          (359)          (9)        4,504         1,372
           Amount.......  $   53,037    $   13,837    $    32     $    --     $  (3,962)   $     (92)   $   49,107    $   13,745
    Class C Shares......       7,489         2,071          4          --          (576)         (18)        6,917         2,053
           Amount.......  $   81,830    $   20,769    $    44     $    --     $  (6,397)   $    (174)   $   75,477    $   20,595
    GROWTH FUND:
    Class A Shares......      20,706        21,155         --          --        (7,771)      (2,175)       12,935        18,980
           Amount.......  $  348,182    $  338,377    $    --     $    --     $(132,108)   $ (34,755)   $  216,074    $  303,622
    Class B Shares......       1,206         1,608         --          --          (437)        (213)          769         1,395
           Amount.......  $   18,149    $   23,159    $    --     $    --     $  (6,602)   $  (3,051)   $   11,547    $   20,108
    Class C Shares......       2,865         2,743         --          --          (791)        (331)        2,074         2,412
           Amount.......  $   43,293    $   39,544    $    --     $    --     $ (11,969)   $  (4,703)   $   31,324    $   34,841
    Class H Shares......          74            97         --          --          (408)        (451)         (334)         (354)
           Amount.......  $    1,121    $    1,409    $    --     $    --     $  (6,197)   $  (6,542)   $   (5,076)   $   (5,133)
    Class L Shares......         581           720         --          --        (2,689)      (2,456)       (2,108)       (1,736)
           Amount.......  $    9,889    $   11,614    $    --     $    --     $ (46,057)   $ (39,495)   $  (36,168)   $  (27,881)
    Class M Shares......          95           122         --          --          (338)        (359)         (243)         (237)
           Amount.......  $    1,425    $    1,761    $    --     $    --     $  (5,116)   $  (5,186)   $   (3,691)   $   (3,425)
    Class N Shares......          18            23         --          --           (35)         (52)          (17)          (29)
           Amount.......  $      278    $      330    $    --     $    --     $    (537)   $    (742)   $     (259)   $     (412)
    Class Y Shares......       2,286           727         --          --           (10)          @@         2,276           727
           Amount.......  $   39,040    $   11,615    $    --     $    --     $    (165)   $     (20)   $   38,875    $   11,595
    GROWTH OPPORTUNITIES
    FUND:
    Class A Shares......       6,721         1,836         --          --        (1,049)        (317)        5,672         1,519
           Amount.......  $  176,120    $   41,525    $    --     $    --     $ (27,544)   $  (7,148)   $  148,576    $   34,377
    Class B Shares......         364           390         --          --          (100)         (71)          264           319
           Amount.......  $    8,252    $    7,860    $    --     $    --     $  (2,265)   $  (1,431)   $    5,987    $    6,429
    Class C Shares......         334           432         --          --          (136)        (136)          198           296
           Amount.......  $    7,639    $    8,695    $    --     $    --     $  (3,068)   $  (2,722)   $    4,571    $    5,973
    Class H Shares......         108           149         --          --          (467)        (646)         (359)         (497)
           Amount.......  $    2,437    $    3,027    $    --     $    --     $ (10,587)   $ (13,128)   $   (8,150)   $  (10,101)
    Class L Shares......         652           905         --          --        (2,748)      (3,294)       (2,096)       (2,389)
           Amount.......  $   16,784    $   20,802    $    --     $    --     $ (71,235)   $ (75,949)   $  (54,451)   $  (55,147)
    Class M Shares......          73            95         --          --          (241)        (306)         (168)         (211)
           Amount.......  $    1,651    $    1,932    $    --     $    --     $  (5,462)   $  (6,182)   $   (3,811)   $   (4,250)
    Class N Shares......          13            19         --          --           (35)         (34)          (22)          (15)
           Amount.......  $      293    $      401    $    --     $    --     $    (813)   $    (693)   $     (520)   $     (292)
    Class Y Shares......         853           201         --          --           (52)          @@           801           201
           Amount.......  $   22,960    $    4,591    $    --     $    --     $  (1,482)   $      (2)   $   21,478    $    4,589
    Class Z Shares......          17            29         --          --          (203)        (148)         (186)         (119)
           Amount.......  $      453    $      700    $    --     $    --     $  (5,358)   $  (3,494)   $   (4,905)   $   (2,794)
    HIGH YIELD FUND:
    Class A Shares......       8,904        15,138      1,444       1,445       (16,278)     (13,206)       (5,930)        3,377
           Amount.......  $   71,605    $  121,323    $11,564     $11,602     $(130,949)   $(105,905)   $  (47,780)   $   27,020
    Class B Shares......         758         1,635        270         304        (2,782)      (3,225)       (1,754)       (1,286)
           Amount.......  $    6,099    $   13,122    $ 2,160     $ 2,440     $ (22,326)   $ (25,767)   $  (14,067)   $  (10,205)
    Class C Shares......       1,539         2,699        274         301        (4,009)      (4,067)       (2,196)       (1,067)
           Amount.......  $   12,358    $   21,604    $ 2,194     $ 2,409     $ (32,194)   $ (32,481)   $  (17,642)   $   (8,468)
    Class Y Shares......       1,455         1,988        171          23          (283)          (3)        1,343         2,008
           Amount.......  $   11,590    $   15,965    $ 1,366     $   183     $  (2,241)   $     (28)   $   10,715    $   16,120
    INCOME ALLOCATION
    FUND:
    Class A Shares......       1,515         1,075         42           3          (629)         (39)          928         1,039
           Amount.......  $   15,271    $   10,853    $   424     $    25     $  (6,340)   $    (391)   $    9,355    $   10,487
    Class B Shares......         367           166          8           1           (59)          @@           316           167
           Amount.......  $    3,708    $    1,677    $    78     $     4     $    (594)   $      @@    $    3,192    $    1,681
    Class C Shares......         885           481         16           1          (602)          (1)          299           481
           Amount.......  $    8,908    $    4,849    $   157     $    13     $  (6,033)   $     (12)   $    3,032    $    4,850

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    INCOME FUND:
    Class A Shares......         890         1,727        125         100          (948)        (572)           67         1,255
           Amount.......  $    9,362    $   18,318    $ 1,312     $ 1,060     $ (10,000)   $  (6,021)   $      674    $   13,357
    Class B Shares......         224           323         17          12          (174)        (266)           67            69
           Amount.......  $    2,353    $    3,438    $   174     $   131     $  (1,833)   $  (2,821)   $      694    $      748
    Class C Shares......         168           370         16          13          (201)        (344)          (17)           39
           Amount.......  $    1,783    $    3,951    $   167     $   141     $  (2,117)   $  (3,664)   $     (167)   $      428
    Class Y Shares......       1,595             1         47          @@           (38)          --         1,604             1
           Amount.......  $   16,776    $       10    $   494          @@     $    (397)   $      --    $   16,873    $       10
    INFLATION PLUS FUND:
    Class A Shares......      18,801        23,222      1,267         605        (9,846)      (8,615)       10,222        15,212
           Amount.......  $  204,666    $  250,275    $13,713     $ 6,490     $(107,151)   $ (93,130)   $  111,228    $  163,635
    Class B Shares......       2,691         4,655        320         163        (1,685)      (1,361)        1,326         3,457
           Amount.......  $   29,325    $   50,155    $ 3,472     $ 1,747     $ (18,341)   $ (14,644)   $   14,456    $   37,258
    Class C Shares......      15,748        20,033        985         465       (10,907)      (6,366)        5,826        14,132
           Amount.......  $  171,480    $  215,788    $10,664     $ 4,979     $(118,510)   $ (68,390)   $   63,634    $  152,377
    Class Y Shares......       6,915         2,091        278          12          (312)          (3)        6,881         2,100
           Amount.......  $   75,336    $   22,705    $ 3,005     $   129     $  (3,379)   $     (32)   $   74,962    $   22,802
    INTERNATIONAL
    CAPITAL APPRECIATION
    FUND:
    Class A Shares......       8,923         4,060         --           7        (2,419)        (930)        6,504         3,137
           Amount.......  $  107,673    $   43,529    $    --     $    69     $ (29,044)   $  (9,755)   $   78,629    $   33,843
    Class B Shares......       1,416           942         --           1          (314)        (377)        1,102           566
           Amount.......  $   16,612    $    9,962    $    --     $    12     $  (3,670)   $  (3,903)   $   12,942    $    6,071
    Class C Shares......       1,905         1,175         --           1          (540)        (277)        1,365           899
           Amount.......  $   22,367    $   12,442    $    --     $    13     $  (6,308)   $  (2,893)   $   16,059    $    9,562
    Class Y Shares......       3,973         2,440         --          @@          (375)         (16)        3,598         2,424
           Amount.......  $   48,003    $   26,773    $    --     $     1     $  (4,540)   $    (174)   $   43,463    $   26,600
    INTERNATIONAL
    OPPORTUNITIES FUND:
    Class A Shares......       1,937         2,241         --           3        (1,923)      (1,619)           14           625
           Amount.......  $   24,270    $   23,586    $    --     $    31     $ (24,092)   $ (17,271)   $      178    $    6,346
    Class B Shares......         310           356         --          --          (562)        (385)         (252)          (29)
           Amount.......  $    3,645    $    3,604    $    --     $    --     $  (6,639)   $  (3,882)   $   (2,994)   $     (278)
    Class C Shares......         254           490         --          --          (367)        (615)         (113)         (125)
           Amount.......  $    2,963    $    4,918    $    --     $    --     $  (4,232)   $  (6,142)   $   (1,269)   $   (1,224)
    Class Y Shares......          73           193         --           3           (31)        (435)           42          (239)
           Amount.......  $      932    $    2,093    $    --     $    28     $    (395)   $  (4,729)   $      537    $   (2,608)
    INTERNATIONAL SMALL
    COMPANY FUND:
    Class A Shares......       1,228         1,317        200          65          (763)        (554)          665           828
           Amount.......  $   16,692    $   17,168    $ 2,473     $   789     $ (10,416)   $  (6,975)   $    8,749    $   10,982
    Class B Shares......         245           185         32          12          (120)         (89)          157           108
           Amount.......  $    3,258    $    2,374    $   389     $   140     $  (1,585)   $  (1,106)   $    2,062    $    1,408
    Class C Shares......         320           677         91          19          (263)        (164)          148           532
           Amount.......  $    4,216    $    8,742    $ 1,092     $   229     $  (3,457)   $  (2,049)   $    1,851    $    6,922
    Class Y Shares......       1,460         1,229        381         145          (406)        (173)        1,435         1,201
           Amount.......  $   19,654    $   16,166    $ 4,758     $ 1,779     $  (5,762)   $  (2,251)   $   18,650    $   15,694
    MIDCAP FUND:
    Class A Shares......       5,185        10,517      1,383          --       (11,173)     (10,854)       (4,605)         (337)
           Amount.......  $  128,890    $  226,797    $31,412     $    --     $(273,711)   $(234,207)   $ (113,409)   $   (7,410)
    Class B Shares......         165         1,045        425          --        (2,284)      (2,205)       (1,694)       (1,160)
           Amount.......  $    3,808    $   21,514    $ 9,150     $    --     $ (53,587)   $ (45,362)   $  (40,629)   $  (23,848)
    Class C Shares......         163         1,528        459          --        (3,030)      (3,269)       (2,408)       (1,741)
           Amount.......  $    3,872    $   31,366    $ 9,908     $    --     $ (70,943)   $ (67,414)   $  (57,163)   $  (36,048)
    Class Y Shares......         904         1,439         89          --          (375)        (938)          618           501
           Amount.......  $   23,183    $   32,130    $ 2,097     $    --     $  (9,751)   $ (21,064)   $   15,529    $   11,066

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    MIDCAP VALUE FUND:
    Class A Shares......         365         9,912      1,692          --        (2,660)      (1,932)         (603)        7,980
           Amount.......  $    4,754    $  120,745    $20,631     $    --     $ (34,854)   $ (23,847)   $   (9,469)   $   96,898
    Class B Shares......          91         1,557        368          --          (651)        (557)         (192)        1,000
           Amount.......  $    1,159    $   18,732    $ 4,365     $    --     $  (8,272)   $  (6,685)   $   (2,748)   $   12,047
    Class C Shares......          61         1,867        405          --        (1,037)        (988)         (571)          879
           Amount.......  $      766    $   22,451    $ 4,809     $    --     $ (13,160)   $ (11,899)   $   (7,585)   $   10,552
    Class Y Shares......       2,956           186         18          --          (222)          @@         2,752           186
           Amount.......  $   38,771    $    2,346    $   221     $    --     $  (3,096)   $      (4)   $   35,896    $    2,342
    MONEY MARKET FUND:
    Class A Shares......     221,158       268,280      3,418         562      (247,710)    (309,599)      (23,134)      (40,757)
           Amount.......  $  221,158    $  268,280    $ 3,418     $   562     $(247,710)   $(309,599)   $  (23,134)   $  (40,757)
    Class B Shares......      18,453        33,505        380           5       (33,953)     (55,406)      (15,120)      (21,896)
           Amount.......  $   18,453    $   33,505    $   380     $     5     $ (33,953)   $ (55,406)   $  (15,120)   $  (21,896)
    Class C Shares......      26,919        46,289        218           3       (34,973)     (49,621)       (7,836)       (3,329)
           Amount.......  $   26,919    $   46,289    $   218     $     3     $ (34,973)   $ (49,621)   $   (7,836)   $   (3,329)
    Class Y Shares......       9,406         8,799        324          21        (3,314)        (284)        6,416         8,536
           Amount.......  $    9,406    $    8,799    $   324     $    21     $  (3,314)   $    (284)   $    6,416    $    8,536
    RETIREMENT INCOME
    FUND:
    Class A Shares......           5            --         @@          --            --           --             5            --
           Amount.......  $       48    $       --    $    @@     $    --     $      --    $      --    $       48    $       --
    Class B Shares......           1            --         @@          --            --           --             1            --
           Amount.......  $       10    $       --    $    @@     $    --     $      --    $      --    $       10    $       --
    Class C Shares......           1            --         @@          --            --           --             1            --
           Amount.......  $       10    $       --    $    @@     $    --     $      --    $      --    $       10    $       --
    Class Y Shares......           1            --         @@          --            --           --             1            --
           Amount.......  $       10    $       --    $    @@     $    --     $      --    $      --    $       10    $       --
    SELECT MIDCAP GROWTH
    FUND:
    Class A Shares......       1,559            --         --          --           (81)          --         1,478            --
           Amount.......  $   15,493    $       --    $    --     $    --     $    (821)   $      --    $   14,672    $       --
    Class B Shares......         245            --         --          --           (12)          --           233            --
           Amount.......  $    2,425    $       --    $    --     $    --     $    (117)   $      --    $    2,308    $       --
    Class C Shares......         183            --         --          --           (10)          --           173            --
           Amount.......  $    1,808    $       --    $    --     $    --     $    (100)   $      --    $    1,708    $       --
    Class Y Shares......          21            --         --          --            @@           --            21            --
           Amount.......  $      209    $       --    $    --     $    --     $      (3)   $      --    $      206    $       --
    SELECT MIDCAP VALUE
    FUND:
    Class A Shares......       2,101            --         --          --           (23)          --         2,078            --
           Amount.......  $   21,632    $       --    $    --     $    --     $    (253)   $      --    $   21,379    $       --
    Class B Shares......         163            --         --          --            (4)          --           159            --
           Amount.......  $    1,726    $       --    $    --     $    --     $     (38)   $      --    $    1,688    $       --
    Class C Shares......         278            --         --          --           (10)          --           268            --
           Amount.......  $    2,976    $       --    $    --     $    --     $    (104)   $      --    $    2,872    $       --
    Class Y Shares......          50            --         --          --            --           --            50            --
           Amount.......  $      500    $       --    $    --     $    --     $      --    $      --    $      500    $       --
    SELECT SMALLCAP
    GROWTH FUND:
    Class A Shares......         545            --         --          --            --           --           545            --
           Amount.......  $    5,445    $       --    $    --     $    --     $      --    $      --    $    5,445    $       --
    Class B Shares......          21            --         --          --            --           --            21            --
           Amount.......  $      207    $       --    $    --     $    --     $      --    $      --    $      207    $       --
    Class C Shares......          21            --         --          --            --           --            21            --
           Amount.......  $      213    $       --    $    --     $    --     $      --    $      --    $      213    $       --
    Class Y Shares......          20            --         --          --            --           --            20            --
           Amount.......  $      200    $       --    $    --     $    --     $      --    $      --    $      200    $       --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    SHORT DURATION FUND:
    Class A Shares......       1,286         3,953         93          84        (2,297)      (3,384)         (918)          653
           Amount.......  $   12,820    $   40,074    $   929     $   849     $ (22,878)   $ (34,319)   $   (9,129)   $    6,604
    Class B Shares......         177           598         21          21          (520)        (409)         (322)          210
           Amount.......  $    1,762    $    6,048    $   207     $   213     $  (5,181)   $  (4,134)   $   (3,212)   $    2,127
    Class C Shares......         641         2,620         55          59        (1,830)      (2,236)       (1,134)          443
           Amount.......  $    6,407    $   26,506    $   543     $   596     $ (18,239)   $ (22,610)   $  (11,289)   $    4,492
    Class Y Shares......       5,565         3,109        226          15          (533)          (4)        5,258         3,120
           Amount.......  $   55,422    $   31,331    $ 2,244     $   150     $  (5,283)   $     (37)   $   52,383    $   31,444
    SMALL COMPANY FUND:
    Class A Shares......         397         3,778         --          --        (2,105)      (3,319)       (1,708)          459
           Amount.......  $    6,768    $   56,945    $    --     $    --     $ (35,226)   $ (49,235)   $  (28,458)   $    7,710
    Class B Shares......          54           574         --          --          (883)        (766)         (829)         (192)
           Amount.......  $      830    $    8,208    $    --     $    --     $ (13,912)   $ (10,826)   $  (13,082)   $   (2,618)
    Class C Shares......          32           759         --          --          (921)      (1,129)         (889)         (370)
           Amount.......  $      505    $   10,913    $    --     $    --     $ (14,243)   $ (15,851)   $  (13,738)   $   (4,938)
    Class Y Shares......       1,300           717         --          --           (61)        (694)        1,239            23
           Amount.......  $   21,676    $   10,759    $    --     $    --     $  (1,057)   $ (11,024)   $   20,619    $     (265)
    SMALLCAP GROWTH
    FUND:
    Class A Shares......       1,208         1,534         --          --          (609)        (553)          599           981
           Amount.......  $   33,404    $   37,161    $    --     $    --     $ (16,505)   $ (13,298)   $   16,899    $   23,863
    Class B Shares......         201           305         --          --           (99)         (85)          102           220
           Amount.......  $    4,983    $    6,755    $    --     $    --     $  (2,439)   $  (1,879)   $    2,544    $    4,876
    Class C Shares......         297           312         --          --          (137)        (101)          160           211
           Amount.......  $    7,553    $    6,832    $    --     $    --     $  (3,371)   $  (2,167)   $    4,182    $    4,665
    Class H Shares......          42            60         --          --          (220)        (276)         (178)         (216)
           Amount.......  $    1,049    $    1,319    $    --     $    --     $  (5,451)   $  (6,068)   $   (4,402)   $   (4,749)
    Class L Shares......         295           389         --          --          (740)        (661)         (445)         (272)
           Amount.......  $    8,024    $    9,377    $    --     $    --     $ (20,261)   $ (15,890)   $  (12,237)   $   (6,513)
    Class M Shares......          42            54         --          --          (159)        (190)         (117)         (136)
           Amount.......  $    1,027    $    1,173    $    --     $    --     $  (3,946)   $  (4,155)   $   (2,919)   $   (2,982)
    Class N Shares......          16            26         --          --           (56)         (45)          (40)          (19)
           Amount.......  $      406    $      564    $    --     $    --     $  (1,389)   $    (961)   $     (983)   $     (397)
    Class Y Shares......       1,738           234         --          --           (25)          (1)        1,713           233
           Amount.......  $   47,949    $    5,510    $    --     $    --     $    (725)   $     (36)   $   47,224    $    5,474
    STOCK FUND:
    Class A Shares......       3,320         9,128        310          --       (20,910)     (12,557)      (17,280)       (3,429)
           Amount.......  $   58,908    $  155,036    $ 5,503     $    --     $(371,998)   $(213,600)   $ (307,587)   $  (58,564)
    Class B Shares......         623         1,547         --          --        (6,244)      (4,292)       (5,621)       (2,745)
           Amount.......  $   10,341    $   24,965    $    --     $    --     $(104,388)   $ (68,863)   $  (94,047)   $  (43,898)
    Class C Shares......         489         1,481         --          --        (6,146)      (5,542)       (5,657)       (4,061)
           Amount.......  $    8,221    $   24,036    $    --     $    --     $(102,989)   $ (89,286)   $  (94,768)   $  (65,250)
    Class Y Shares......       1,226         2,167         54          --          (300)         (91)          980         2,076
           Amount.......  $   22,574    $   38,196    $ 1,005     $    --     $  (5,539)   $  (1,606)   $   18,040    $   36,590
    TARGET RETIREMENT
    2010 FUND:
    Class A Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       12    $       --    $    --     $    --     $      --    $      --    $       12    $       --
    Class B Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    Class C Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    Class Y Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    TARGET RETIREMENT
    2020 FUND:
    Class A Shares......          15            --         --          --            --           --            15            --
           Amount.......  $      144    $       --    $    --     $    --     $      --    $      --    $      144    $       --
    Class B Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    Class C Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    Class Y Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    TARGET RETIREMENT
    2030 FUND:
    Class A Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    Class B Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    Class C Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    Class Y Shares......           1            --         --          --            --           --             1            --
           Amount.......  $       10    $       --    $    --     $    --     $      --    $      --    $       10    $       --
    TAX-FREE CALIFORNIA
    FUND:
    Class A Shares......         230           692         48          52          (204)        (394)           74           350
           Amount.......  $    2,382    $    6,995    $   495     $   519     $  (2,114)   $  (3,908)   $      763    $    3,606
    Class B Shares......          33            26          2           3            (7)        (114)           28           (85)
           Amount.......  $      336    $      264    $    25     $    29     $     (68)   $  (1,147)   $      293    $     (854)
    Class C Shares......          52           123          4           2            (8)        (109)           48            16
           Amount.......  $      534    $    1,252    $    43     $    18     $     (85)   $  (1,097)   $      492    $      173
    TAX-FREE MINNESOTA
    FUND:
    Class A Shares......         216           148         16          22          (100)         (69)          132           101
           Amount.......  $    2,246    $    1,553    $   162     $   224     $  (1,039)   $    (718)   $    1,369    $    1,059
    Class B Shares......          28            21          2           3           (12)         (13)           18            11
           Amount.......  $      288    $      220    $    20     $    26     $    (122)   $    (134)   $      186    $      112
    Class C Shares......          18             1          1           2            (9)         (11)           10            (8)
           Amount.......  $      186    $        5    $    11     $    20     $     (92)   $    (115)   $      105    $      (90)
    Class E Shares......          15            33         74         134          (186)        (394)          (97)         (227)
           Amount.......  $      158    $      364    $   770     $ 1,408     $  (1,948)   $  (4,133)   $   (1,020)   $   (2,361)
    Class H Shares......          @@             9         @@           1            @@          (14)           @@            (4)
           Amount.......  $       @@    $      100    $     4     $     8     $      (1)   $    (149)   $        3    $      (41)
    Class L Shares......          25            16          9          15           (16)         (46)           18           (15)
           Amount.......  $      265    $      173    $    91     $   152     $    (171)   $    (475)   $      185    $     (150)
    Class M Shares......           1            @@         @@           1            (9)         (24)           (8)          (23)
           Amount.......  $       18    $        1    $     4     $    15     $     (97)   $    (265)   $      (75)   $     (249)
    Class N Shares......           2            @@         @@           1            (3)          (1)           (1)           @@
           Amount.......  $       10    $        4    $     4     $     9     $     (27)   $     (11)   $      (13)   $        2
    Class Y Shares......           1            --         @@          @@            --           --             1            @@
           Amount.......  $        9    $       --    $    @@     $    @@     $      --    $      --    $        9    $       @@

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 OCTOBER 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    TAX-FREE NATIONAL
    FUND:
    Class A Shares......       1,548         1,938        121         131          (658)        (871)        1,011         1,198
           Amount.......  $   17,443    $   21,611    $ 1,350     $ 1,457     $  (7,390)   $  (9,642)   $   11,403    $   13,426
    Class B Shares......         162            85         15          24          (113)        (150)           64           (41)
           Amount.......  $    1,804    $      954    $   168     $   261     $  (1,259)   $  (1,648)   $      713    $     (433)
    Class C Shares......         320           336         13          24          (314)        (301)           19            59
           Amount.......  $    3,583    $    3,709    $   149     $   268     $  (3,508)   $  (3,329)   $      224    $      648
    Class E Shares......          61            71         79         124          (216)        (408)          (76)         (213)
           Amount.......  $      686    $      821    $   886     $ 1,366     $  (2,420)   $  (4,526)   $     (848)   $   (2,339)
    Class H Shares......          @@            @@          1           4           (33)        (104)          (32)         (100)
           Amount.......          @@    $        3    $     9     $    46     $    (369)   $  (1,161)   $     (360)   $   (1,112)
    Class L Shares......          57           118         20          30           (47)        (137)           30            11
           Amount.......  $      641    $    1,319    $   226     $   328     $    (528)   $  (1,512)   $      339    $      135
    Class M Shares......           2            24          3           5           (13)         (16)           (8)           13
           Amount.......  $       19    $      270    $    30     $    51     $    (140)   $    (175)   $      (91)   $      146
    Class N Shares......          @@            @@          1           2            (6)          (8)           (4)           (6)
           Amount.......  $       @@    $        2    $    16     $    26     $     (64)   $     (96)   $      (48)   $      (68)
    Class Y Shares......           1            --         @@          @@            --           --             1            @@
           Amount.......  $        9    $       --    $    @@     $    @@     $      --    $      --    $        9    $       @@
    TAX-FREE NEW YORK
    FUND:
    Class A Shares......          52           139         37          43           (16)         (17)           73           165
           Amount.......  $      545    $    1,432    $   387     $   437     $    (169)   $    (181)   $      763    $    1,688
    Class B Shares......          20            42          4           4            @@           @@            24            46
           Amount.......  $      200    $      431    $    44     $    48     $      @@    $      @@    $      244    $      479
    Class C Shares......          73            57          5           6            (8)         (11)           70            52
           Amount.......  $      769    $      583    $    52     $    59     $     (88)   $    (104)   $      733    $      538
    TOTAL RETURN BOND
    FUND:
    Class A Shares......       7,536         9,732      1,081       1,649        (6,575)      (8,220)        2,042         3,161
           Amount.......  $   81,793    $  105,640    $11,696     $17,740     $ (71,365)   $ (88,960)   $   22,124    $   34,420
    Class B Shares......       1,007         1,337        235         498        (2,001)      (2,978)         (759)       (1,143)
           Amount.......  $   10,886    $   14,446    $ 2,529     $ 5,327     $ (21,616)   $ (32,116)   $   (8,201)   $  (12,343)
    Class C Shares......       1,024         1,735        208         491        (2,429)      (3,976)       (1,197)       (1,750)
           Amount.......  $   11,119    $   18,830    $ 2,255     $ 5,276     $ (26,396)   $ (42,993)   $  (13,022)   $  (18,887)
    Class Y Shares......       8,276         4,596        614         419          (521)      (1,204)        8,369         3,811
           Amount.......  $   90,740    $   50,328    $ 6,705     $ 4,549     $  (5,670)   $ (13,251)   $   91,775    $   41,626
    U.S. GOVERNMENT
    SECURITIES FUND:
    Class A Shares......       1,580         1,937        200         229        (2,238)      (3,389)         (458)       (1,223)
           Amount.......  $   15,082    $   18,712    $ 1,905     $ 2,207     $ (21,353)   $ (32,742)   $   (4,366)   $  (11,823)
    Class B Shares......         306           383         77          96          (816)      (1,718)         (433)       (1,239)
           Amount.......  $    2,904    $    3,698    $   729     $   920     $  (7,742)   $ (16,532)   $   (4,109)   $  (11,914)
    Class C Shares......         392           495         37          54          (839)      (1,863)         (410)       (1,314)
           Amount.......  $    3,723    $    4,749    $   355     $   513     $  (7,948)   $ (17,923)   $   (3,870)   $  (12,661)
    Class E Shares......          93           110        408         451        (1,606)      (2,198)       (1,105)       (1,637)
           Amount.......  $      878    $    1,064    $ 3,875     $ 4,337     $ (15,284)   $ (21,185)   $  (10,531)   $  (15,784)
    Class H Shares......          14            15         11          16          (138)        (277)         (113)         (246)
           Amount.......  $      126    $      146    $   107     $   158     $  (1,311)   $  (2,663)   $   (1,078)   $   (2,359)
    Class L Shares......         158           235        136         149          (548)        (852)         (254)         (468)
           Amount.......  $    1,513    $    2,270    $ 1,291     $ 1,438     $  (5,229)   $  (8,212)   $   (2,425)   $   (4,504)
    Class M Shares......          20            27         10          14          (118)        (132)          (88)          (91)
           Amount.......  $      199    $      257    $   100     $   133     $  (1,129)   $  (1,277)   $     (830)   $     (887)
    Class N Shares......           5             5          3           4           (27)         (43)          (19)          (34)
           Amount.......  $       46    $       42    $    33     $    41     $    (258)   $    (413)   $     (179)   $     (330)
    Class Y Shares......         961            --         31          @@            --           --           992            @@
           Amount.......  $    9,199    $       --    $   292     $    @@     $      --    $      --    $    9,491    $       @@

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                NET INCREASE (DECREASE)
                                SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED               OF SHARES
                          ------------------------    --------------------    ----------------------    ------------------------
                             2005          2004         2005        2004        2005         2004          2005          2004
                          ----------    ----------    --------    --------    ---------    ---------    ----------    ----------
    VALUE FUND:
    Class A Shares......         996         1,944         20          39          (992)        (849)           24         1,134
           Amount.......  $   10,434    $   18,291    $   204     $   368     $ (10,429)   $  (8,023)   $      209    $   10,636
    Class B Shares......         201           241         --           1          (183)        (137)           18           105
           Amount.......  $    2,069    $    2,259    $    --     $    13     $  (1,890)   $  (1,282)   $      179    $      990
    Class C Shares......         114           279         --           2          (279)        (310)         (165)          (29)
           Amount.......  $    1,179    $    2,600    $    --     $    18     $  (2,885)   $  (2,903)   $   (1,706)   $     (285)
    Class Y Shares......       3,361         2,200         32          @@           (12)          (3)        3,381         2,197
           Amount.......  $   34,573    $   20,813    $   328          @@     $    (130)   $     (31)   $   34,771    $   20,782
    VALUE OPPORTUNITIES
    FUND:
    Class A Shares......       3,015         1,411         --          --          (501)        (148)        2,514         1,263
           Amount.......  $   47,123    $   18,872    $    --     $    --     $  (7,840)   $  (1,981)   $   39,283    $   16,891
    Class B Shares......         651           315         --          --          (150)         (52)          501           263
           Amount.......  $    9,516    $    3,989    $    --     $    --     $  (2,186)   $    (660)   $    7,330    $    3,329
    Class C Shares......         610           349         --          --          (124)         (65)          486           284
           Amount.......  $    9,022    $    4,436    $    --     $    --     $  (1,815)   $    (811)   $    7,207    $    3,625
    Class H Shares......          19            26         --          --          (139)        (153)         (120)         (127)
           Amount.......  $      267    $      339    $    --     $    --     $  (2,018)   $  (1,970)   $   (1,751)   $   (1,631)
    Class L Shares......         203           206         --          --          (254)        (247)          (51)          (41)
           Amount.......  $    3,161    $    2,786    $    --     $    --     $  (3,944)   $  (3,318)   $     (783)   $     (532)
    Class M Shares......          37            42         --          --          (141)        (122)         (104)          (80)
           Amount.......  $      541    $      541    $    --     $    --     $  (2,037)   $  (1,566)   $   (1,496)   $   (1,025)
    Class N Shares......           6             9         --          --           (31)         (19)          (25)          (10)
           Amount.......  $       99    $      116    $    --     $    --     $    (455)   $    (253)   $     (356)   $     (137)
    Class Y Shares......       5,441           714         --          --           (56)          (1)        5,385           713
           Amount.......  $   84,846    $    9,718    $    --     $    --     $    (888)   $     (16)   $   83,958    $    9,702

@@ Due to the presentation of the financial statements in thousands, the dollar amount and/or shares round to zero.

7.  LINE OF CREDIT:

    The Funds participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the year ended October 31, 2005, the Funds did not have any borrowings under this facility.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a)--
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD ADVISERS FUND
 For the Year Ended October
   31, 2005(f)
 Class A......................   $14.57       $ 0.26        $ 0.80        $(0.29)       $   --           $  --
 Class B......................    14.43         0.14          0.79         (0.17)           --              --
 Class C......................    14.56         0.16          0.80         (0.18)           --              --
 Class Y......................    14.72         0.33          0.81         (0.36)           --              --
 For the Year Ended October
   31, 2004(f)
 Class A......................    14.19         0.18          0.38         (0.18)           --              --
 Class B......................    14.05         0.07          0.38         (0.07)           --              --
 Class C......................    14.18         0.09          0.37         (0.08)           --              --
 Class Y......................    14.37         0.25          0.36         (0.26)           --              --
 For the Year Ended October
   31, 2003(f)
 Class A......................    12.67         0.19          1.52         (0.19)           --              --
 Class B......................    12.54         0.09          1.51         (0.09)           --              --
 Class C......................    12.66         0.11          1.52         (0.11)           --              --
 Class Y......................    12.82         0.27          1.54         (0.26)           --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................    14.38         0.21         (1.69)        (0.23)           --              --
 Class B......................    14.24         0.11         (1.68)        (0.13)           --              --
 Class C......................    14.37         0.12         (1.69)        (0.14)                           --
 Class Y......................    14.54         0.13         (1.55)        (0.30)           --              --
 For the Year Ended October
   31, 2001
 Class A......................    17.07         0.30         (2.04)        (0.31)        (0.64)             --
 Class B......................    16.90         0.20         (2.03)        (0.19)        (0.64)             --
 Class C......................    17.05         0.20         (2.04)        (0.20)        (0.64)             --
 Class Y......................    17.24         0.38         (2.06)        (0.38)        (0.64)             --
THE HARTFORD AGGRESSIVE GROWTH
 ALLOCATION FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................    10.38        (0.02)         1.12         (0.02)           --              --
 Class B......................    10.35        (0.08)         1.10            @@            --              --
 Class C......................    10.35        (0.07)         1.09            @@            --              --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00        (0.01)         0.39            --            --              --
 Class B......................    10.00        (0.02)         0.37            --            --              --
 Class C......................    10.00        (0.02)         0.37            --            --              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA--
                                -----------------------------------------------------------------------------------------------
                                                                          RATIO OF         RATIO OF
                                                                          EXPENSES         EXPENSES       RATIO OF
                                                                         TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                 NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                 VALUE AT                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                   END         TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                OF PERIOD    RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ----------   ---------    ----------   --------------   --------------   ----------   ---------
THE HARTFORD ADVISERS FUND
 For the Year Ended October
   31, 2005(f)
 Class A......................    $15.34        7.30%     $1,222,944        1.21%            1.19%(h)       1.73%        66%
 Class B......................     15.19        6.48         437,462        1.99             1.98(h)        0.95         --
 Class C......................     15.34        6.63         253,605        1.91             1.89(h)        1.06         --
 Class Y......................     15.50        7.78          15,342        0.75             0.74(h)        2.13         --
 For the Year Ended October
   31, 2004(f)
 Class A......................     14.57        3.93(j)    1,539,264        1.22             1.22(h)        1.23         42
 Class B......................     14.43        3.21(j)      550,499        1.95             1.95(h)        0.50         --
 Class C......................     14.56        3.27(j)      355,711        1.86             1.86(h)        0.58         --
 Class Y......................     14.72        4.22          13,587        0.74             0.74(h)        1.71         --
 For the Year Ended October
   31, 2003(f)
 Class A......................     14.19       13.62       1,470,569        1.40             1.39           1.44         46
 Class B......................     14.05       12.86         593,179        2.13             2.12           0.72         --
 Class C......................     14.18       12.92         421,814        2.00             2.00           0.84         --
 Class Y......................     14.37       14.28           8,714        0.81             0.81           1.98         --
 For the Year Ended October
   31, 2002(f)
 Class A......................     12.67      (10.42)      1,245,331        1.41             1.36           1.56         44
 Class B......................     12.54      (11.11)        567,953        2.08             2.08           0.84         --
 Class C......................     12.66      (10.99)        422,520        1.97             1.97           0.95         --
 Class Y......................     12.82       (9.89)          3,997        0.78             0.78           2.15         --
 For the Year Ended October
   31, 2001
 Class A......................     14.38      (10.67)      1,088,858        1.27             1.22           1.99         37
 Class B......................     14.24      (11.27)        622,519        1.93             1.93           1.28         --
 Class C......................     14.37      (11.26)        478,194        1.93             1.93           1.28         --
 Class Y......................     14.54      (10.20)         56,320        0.74             0.74           2.48         --
THE HARTFORD AGGRESSIVE GROWTH
 ALLOCATION FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................     11.46       10.60          58,087        0.85             0.68(i)       (0.43)         9
 Class B......................     11.37        9.88          20,155        1.64             1.33(i)       (1.08)        --
 Class C......................     11.37        9.88          32,718        1.53             1.34(i)       (1.08)        --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................     10.38        3.80(d)       12,415        0.86(b)          0.67(b)       (0.58)(b)      3
 Class B......................     10.35        3.50(d)        4,532        1.69(b)          1.32(b)       (1.23)(b)     --
 Class C......................     10.35        3.50(d)        5,424        1.59(b)          1.32(b)       (1.23)(b)     --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.18%, 1.96%, 1.88% and 0.73% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%,1.94%, 1.86% and 0.74% for Classes A, B, C and Y, respectively.
(i) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.68%, 1.33% and 1.34% for Classes A, B, and C, respectively.
(j) Without the inclusion of the Payment from Affiliate as noted in the Notes to Financial Statements 3.c, the total return would have been 3.74%, 2.95% and 3.06% for classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for classes A, B and C, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD BALANCED
 ALLOCATION FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................   $10.30       $ 0.13        $ 0.64        $(0.12)       $   --           $  --
 Class B......................    10.28         0.06          0.62         (0.04)           --              --
 Class C......................    10.28         0.06          0.62         (0.04)           --              --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00         0.02          0.30         (0.02)           --              --
 Class B......................    10.00         0.01          0.27            @@            --              --
 Class C......................    10.00           --          0.28            @@            --              --
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Year Ended October
   31, 2005
 Class A......................    30.80         0.09          5.62            --            --              --
 Class B......................    28.82        (0.15)         5.23            --            --              --
 Class C......................    28.88        (0.11)         5.23            --            --              --
 Class Y......................    32.29         0.21          5.97            --            --              --
 For the Year Ended October
   31, 2004
 Class A......................    26.50        (0.01)         4.31            --            --              --
 Class B......................    24.97        (0.21)         4.06            --            --              --
 Class C......................    25.00        (0.18)         4.06            --            --              --
 Class Y......................    27.64         0.11          4.54            --            --              --
 For the Year Ended October
   31, 2003
 Class A......................    20.47        (0.04)         6.07            --            --              --
 Class B......................    19.44        (0.19)         5.72            --            --              --
 Class C......................    19.44        (0.16)         5.72            --            --              --
 Class Y......................    21.23         0.08          6.33            --            --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................    24.12        (0.06)        (3.59)           --            --              --
 Class B......................    23.06        (0.25)        (3.37)           --            --              --
 Class C......................    23.04        (0.22)        (3.38)           --            --              --
 Class Y......................    24.85         0.04         (3.66)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    33.20         0.05         (5.12)           --         (4.01)             --
 Class B......................    32.14        (0.02)        (5.05)           --         (4.01)             --
 Class C......................    32.10        (0.06)        (4.99)           --         (4.01)             --
 Class Y......................    33.94         0.08         (5.16)           --         (4.01)             --
THE HARTFORD CAPITAL
 APPRECIATION II FUND
 From (commencement of
   operations) April 29, 2005,
   through October 31, 2005
 Class A......................    10.00        (0.01)         1.08            --            --              --
 Class B......................    10.00        (0.03)         1.05            --            --              --
 Class C......................    10.00        (0.03)         1.07            --            --              --
 Class Y......................    10.00         0.02          1.06            --            --              --

                                                              -- RATIOS AND SUPPLEMENTAL DATA --
                                -----------------------------------------------------------------------------------------------
                                                                         RATIO OF         RATIO OF
                                                                         EXPENSES         EXPENSES       RATIO OF
                                                                        TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                 AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                   END        TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------    ----------   --------------   --------------   ----------    ---------
THE HARTFORD BALANCED
 ALLOCATION FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................   $10.95        7.47%     $  262,878        0.66%            0.60%(h)        1.26%         2%
 Class B......................    10.92        6.66          72,619        1.47             1.31(h)         0.55         --
 Class C......................    10.92        6.66         103,248        1.41             1.31(h)         0.56         --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.30        3.15(d)       67,293        0.62(b)          0.59(b)         0.99(b)      @@
 Class B......................    10.28        2.82(d)       18,841        1.45(b)          1.29(b)         0.33(b)      --
 Class C......................    10.28        2.82(d)       30,414        1.38(b)          1.29(b)         0.30(b)      --
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Year Ended October
   31, 2005
 Class A......................    36.51       18.54       6,071,891        1.26             1.26(i)         0.31         93
 Class B......................    33.90       17.63       1,631,199        2.03             2.03(i)        (0.45)        --
 Class C......................    34.00       17.73       1,834,562        1.94             1.94(i)        (0.37)        --
 Class Y......................    38.47       19.14         245,163        0.78             0.78(i)         0.76         --
 For the Year Ended October
   31, 2004
 Class A......................    30.80       16.23       4,203,178        1.35             1.35(i)        (0.05)        78
 Class B......................    28.82       15.42       1,432,121        2.06             2.06(i)        (0.78)        --
 Class C......................    28.88       15.52       1,348,972        1.97             1.97(i)        (0.68)        --
 Class Y......................    32.29       16.82         116,527        0.79             0.79(i)         0.50         --
 For the Year Ended October
   31, 2003
 Class A......................    26.50       29.46       2,357,913        1.45             1.43           (0.13)       113
 Class B......................    24.97       28.45       1,140,154        2.17             2.17           (0.87)        --
 Class C......................    25.00       28.60         981,246        2.05             2.05           (0.75)        --
 Class Y......................    27.64       30.19          48,372        0.85             0.85            0.46         --
 For the Year Ended October
   31, 2002(f)
 Class A......................    20.47      (15.13)      1,700,765        1.45             1.40           (0.28)       112
 Class B......................    19.44      (15.70)        884,553        2.14             2.14           (1.04)        --
 Class C......................    19.44      (15.62)        738,988        2.02             2.02           (0.92)        --
 Class Y......................    21.23      (14.57)         25,378        0.80             0.80            0.27         --
 For the Year Ended October
   31, 2001
 Class A......................    24.12      (17.24)      1,585,508        1.33             1.28           (0.22)       132
 Class B......................    23.06      (17.88)        876,826        1.99             1.99           (0.93)        --
 Class C......................    23.04      (17.84)        666,372        1.99             1.99           (0.93)        --
 Class Y......................    24.85      (16.85)         76,592        0.78             0.78            0.28         --
THE HARTFORD CAPITAL
 APPRECIATION II FUND
 From (commencement of
   operations) April 29, 2005,
   through October 31, 2005
 Class A......................    11.07       10.70(d)       56,981        1.99(b)          1.60(b)(j)     (0.30)(b)     46
 Class B......................    11.02       10.20(d)        6,343        2.97(b)          2.35(b)(j)     (1.10)(b)     --
 Class C......................    11.04       10.40(d)       19,494        2.82(b)          2.35(b)(j)     (1.12)(b)     --
 Class Y......................    11.08       10.80(d)          332        1.41(b)          1.15(b)(j)      0.29(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.31%, and 1.31% for Classes A, B, and C, respectively.
(i) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.22%, 1.99%, 1.91% and 0.75% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.32%, 2.03%, 1.94% and 0.76% for Classes A, B, C and Y, respectively.
(j) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.35%, 2.35% and 1.15% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a)--
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................   $10.27       $ 0.23        $ 0.28        $(0.21)       $   --           $  --
 Class B......................    10.26         0.16          0.28         (0.14)           --              --
 Class C......................    10.26         0.16          0.28         (0.14)           --              --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00         0.03          0.27         (0.03)           --              --
 Class B......................    10.00         0.02          0.25         (0.01)           --              --
 Class C......................    10.00         0.02          0.25         (0.01)           --              --
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.67         0.10          1.09         (0.08)           --              --
 Class B......................    10.20        (0.02)         1.08         (0.01)           --              --
 Class C......................    10.22        (0.02)         1.07         (0.01)           --              --
 Class Y......................    10.99         0.15          1.12         (0.14)           --              --
 For the Year Ended October
   31, 2004
 Class A......................    10.08         0.03          0.57         (0.01)           --              --
 Class B......................     9.70        (0.05)         0.55            --            --              --
 Class C......................     9.71        (0.05)         0.56            --            --              --
 Class Y......................    10.36        (0.01)         0.69         (0.05)           --              --
 For the Year Ended October
   31, 2003
 Class A......................     8.43         0.02          1.63            --            --              --
 Class B......................     8.17        (0.04)         1.57            --            --              --
 Class C......................     8.18        (0.04)         1.57            --            --              --
 Class Y......................     8.63         0.08          1.65            --            --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................    10.36           --         (1.93)           --            --              --
 Class B......................    10.10        (0.11)        (1.82)           --            --              --
 Class C......................    10.11        (0.06)        (1.87)           --            --              --
 Class Y......................    10.52         0.05         (1.94)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    13.63           --         (2.75)           --         (0.52)             --
 Class B......................    13.40        (0.05)        (2.73)           --         (0.52)             --
 Class C......................    13.41        (0.06)        (2.72)           --         (0.52)             --
 Class Y......................    13.78         0.03         (2.77)           --         (0.52)             --

                                                               -- RATIOS AND SUPPLEMENTAL DATA--
                                -----------------------------------------------------------------------------------------------
                                                                          RATIO OF         RATIO OF
                                                                          EXPENSES         EXPENSES       RATIO OF
                                                                         TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                 NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                 VALUE AT                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                   END         TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                OF PERIOD    RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ----------   ---------    ----------   --------------   --------------   ----------   ---------
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................    $10.57        4.96%     $   70,533        0.63%            0.60%(h)       2.25%        23%
 Class B......................     10.56        4.26          14,525        1.48             1.26(h)        1.60         --
 Class C......................     10.56        4.26          27,453        1.42             1.26(h)        1.56         --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................     10.27        2.96(d)       33,921        0.63(b)          0.60(b)        1.70(b)      @@
 Class B......................     10.26        2.70(d)        4,993        1.44(b)          1.25(b)        1.05(b)      --
 Class C......................     10.26        2.70(d)       10,807        1.38(b)          1.25(b)        1.17(b)      --
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Year Ended October
   31, 2005
 Class A......................     11.78       11.19         209,721        1.41             1.40(i)        0.81         61
 Class B......................     11.25       10.35          39,806        2.34             2.15(i)        0.06         --
 Class C......................     11.26       10.29          33,690        2.11             2.11(i)        0.12         --
 Class Y......................     12.12       11.62          81,582        0.90             0.90(i)        0.97         --
 For the Year Ended October
   31, 2004
 Class A......................     10.67        5.92         241,014        1.46             1.45(i)        0.30         62
 Class B......................     10.20        5.16          44,561        2.34             2.15(i)       (0.41)        --
 Class C......................     10.22        5.25(j)       40,965        2.10             2.10(i)       (0.36)        --
 Class Y......................     10.99        6.55          19,578        0.88             0.88(i)        0.95         --
 For the Year Ended October
   31, 2003
 Class A......................     10.08       19.57         243,842        1.56             1.45           0.24         76
 Class B......................      9.70       18.73          47,888        2.30             2.15          (0.46)        --
 Class C......................      9.71       18.70          46,162        2.17             2.15          (0.46)        --
 Class Y......................     10.36       20.05             622        0.98             0.98           0.70         --
 For the Year Ended October
   31, 2002(f)
 Class A......................      8.43      (18.63)        230,545        1.57             1.45          (0.03)        89
 Class B......................      8.17      (19.11)         43,431        2.26             2.15          (1.03)        --
 Class C......................      8.18      (19.09)         44,054        2.13             2.13          (0.80)        --
 Class Y......................      8.63      (17.97)            661        0.93             0.93           0.46         --
 For the Year Ended October
   31, 2001
 Class A......................     10.36      (20.90)        239,698        1.43             1.38          (0.07)        80
 Class B......................     10.10      (21.51)         43,210        2.11             2.11          (0.80)        --
 Class C......................     10.11      (21.50)         60,409        2.09             2.09          (0.78)        --
 Class Y......................     10.52      (20.60)            440        0.96             0.96           0.34         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.60%, 1.26%, and 1.26% for Classes A, B, and C, respectively.
(i) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13%, 2.10% and 0.89% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14%, 2.09% and 0.87% for Classes A, B, C and Y, respectively.
(j) Without the inclusion of the Payment from Affiliate as noted in the Notes to Financial Statements 3.c the total return would have been 5.24% for Class C. The net asset impact of the Payment from Affiliate was less than $0.01 for Class C.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a)--
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Year Ended October
   31, 2005
 Class A......................   $17.79       $ 0.23        $ 1.51        $(0.24)       $(0.19)          $  --
 Class B......................    17.56         0.08          1.48         (0.09)        (0.19)             --
 Class C......................    17.53         0.10          1.48         (0.11)        (0.19)             --
 Class Y......................    17.97         0.32          1.53         (0.33)        (0.19)             --
 For the Year Ended October
   31, 2004
 Class A......................    15.94         0.17          1.82         (0.14)           --              --
 Class B......................    15.75         0.03          1.80         (0.02)           --              --
 Class C......................    15.72         0.06          1.79         (0.04)           --              --
 Class Y......................    16.11         0.24          1.86         (0.24)           --              --
 For the Year Ended October
   31, 2003
 Class A......................    13.58         0.12          2.37         (0.13)(i)        --              --
 Class B......................    13.43         0.03          2.32         (0.03)(i)        --              --
 Class C......................    13.40         0.04          2.32         (0.04)(i)        --              --
 Class Y......................    13.73         0.19          2.40         (0.21)(i)        --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................    15.53         0.12         (1.71)        (0.12)        (0.24)             --
 Class B......................    15.37         0.02         (1.70)        (0.02)        (0.24)             --
 Class C......................    15.33         0.03         (1.69)        (0.03)        (0.24)             --
 Class Y......................    15.71         0.12         (1.65)        (0.21)        (0.24)             --
 For the Year Ended October
   31, 2001
 Class A......................    17.78         0.18         (1.49)        (0.17)        (0.77)             --
 Class B......................    17.60         0.07         (1.48)        (0.05)        (0.77)             --
 Class C......................    17.57         0.08         (1.48)        (0.07)        (0.77)             --
 Class Y......................    17.96         0.25         (1.48)        (0.25)        (0.77)             --

                                                              -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                                         RATIO OF         RATIO OF
                                                                         EXPENSES         EXPENSES       RATIO OF
                                                                        TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                   END        TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------    ----------   --------------   --------------   ----------   ---------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Year Ended October
   31, 2005
 Class A......................   $19.10        9.87%     $2,109,617       1.17%             1.17%(g)       1.25%        26%
 Class B......................    18.84        8.92         343,650        2.01             2.01(g)        0.41         --
 Class C......................    18.81        9.08         280,967        1.89             1.89(g)        0.54         --
 Class Y......................    19.30       10.36         114,777        0.73             0.73(g)        1.64         --
 For the Year Ended October
   31, 2004
 Class A......................    17.79       12.53(h)    1,838,567        1.23             1.23(g)        0.96         25
 Class B......................    17.56       11.62         319,512        2.04             2.04(g)        0.16         --
 Class C......................    17.53       11.76(h)      277,706        1.90             1.90(g)        0.29         --
 Class Y......................    17.97       13.06          69,088        0.75             0.75(g)        1.44         --
 For the Year Ended October
   31, 2003
 Class A......................    15.94       18.42       1,296,982        1.41             1.40           0.88         31
 Class B......................    15.75       17.52         257,856        2.14             2.13           0.16         --
 Class C......................    15.72       17.67         230,348        2.02             2.02           0.27         --
 Class Y......................    16.11       19.03          42,107        0.81             0.81           1.44         --
 For the Year Ended October
   31, 2002(f)
 Class A......................    13.58      (10.64)        808,633        1.46             1.40           0.78         33
 Class B......................    13.43      (11.15)        185,731        2.13             2.10           0.08         --
 Class C......................    13.40      (11.08)        164,260        2.02             2.02           0.15         --
 Class Y......................    13.73      (10.00)         14,790        0.82             0.82           1.36         --
 For the Year Ended October
   31, 2001
 Class A......................    15.53       (7.67)        521,543        1.36             1.31           1.06         55
 Class B......................    15.37       (8.34)        150,592        2.03             2.03           0.34         --
 Class C......................    15.33       (8.33)        117,108        2.03             2.03           0.35         --
 Class Y......................    15.71       (7.20)         26,326        0.82             0.82           1.55         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.16%, 2.01%, 1.88% and 0.72% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%, 2.03%, 1.89% and 0.74% for Classes A, B, C and Y, respectively.
(h) Without the inclusion of the Payment from Affiliate as noted in the Notes to Financial Statements 3.c, the total return would have been 12.47% and 11.72% for Classes A and C, respectively. The net asset impact of the Payment from Affiliate was $0.01 and $0.01 for Classes A and C, respectively.
(i) This includes a tax return of capital of less than $0.01.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD EQUITY INCOME
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $11.28       $ 0.27        $ 0.82        $(0.26)       $(0.02)          $  --
 Class B......................    11.26         0.17          0.82         (0.16)        (0.02)             --
 Class C......................    11.27         0.20          0.81         (0.18)        (0.02)             --
 Class Y......................    11.33         0.32          0.83         (0.31)        (0.02)             --
 For the Year Ended October
   31, 2004
 Class A......................    10.37         0.21          0.90         (0.20)           @@              --
 Class B......................    10.36         0.13          0.89         (0.12)           @@              --
 Class C......................    10.36         0.15          0.89         (0.13)           @@              --
 Class Y......................    10.39         0.24          0.95         (0.25)           @@              --
 From inception August 28,
   2003, through October 31,
   2003
 Class A......................    10.00         0.02          0.35            --            --              --
 Class B......................    10.00         0.01          0.35            --            --              --
 Class C......................    10.00         0.01          0.35            --            --              --
 Class Y......................    10.00         0.04          0.35            --            --              --
THE HARTFORD FLOATING RATE
 FUND
 From (commencement of
   operations) April 29, 2005,
   through October 31, 2005
 Class A......................    10.00         0.22          0.08         (0.21)           --              --
 Class B......................    10.00         0.19          0.08         (0.19)           --              --
 Class C......................    10.00         0.18          0.09         (0.19)           --              --
 Class Y......................    10.00         0.23          0.08         (0.23)           --              --
THE HARTFORD FOCUS FUND
 For the Year Ended October
   31, 2005
 Class A......................     9.14         0.08          1.04            @@            --              --
 Class B......................     8.92        (0.01)         1.03            --            --              --
 Class C......................     8.92        (0.01)         1.03            --            --              --
 Class Y......................     9.28         0.13          1.06         (0.03)           --              --
 For the Year Ended October
   31, 2004
 Class A......................     8.94        (0.02)         0.22            --            --              --
 Class B......................     8.79        (0.10)         0.23            --            --              --
 Class C......................     8.78        (0.09)         0.23            --            --              --
 Class Y......................     9.04         0.03          0.21            --            --              --
 For the Year Ended October
   31, 2003
 Class A......................     7.32        (0.02)         1.64            --            --              --
 Class B......................     7.25        (0.08)         1.62            --            --              --
 Class C......................     7.24        (0.08)         1.62            --            --              --
 Class Y......................     7.37         0.01          1.66            --            --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.82        (0.05)        (1.45)           --            --              --
 Class B......................     8.79        (0.12)        (1.42)           --            --              --
 Class C......................     8.79        (0.12)        (1.43)           --            --              --
 Class Y......................     8.83           --         (1.46)           --            --              --
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................    10.00        (0.01)        (1.17)           --            --              --
 Class B......................    10.00        (0.03)        (1.18)           --            --              --
 Class C......................    10.00        (0.04)        (1.17)           --            --              --
 Class Y......................    10.00         0.01         (1.18)           --            --              --

                                                                -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------------------------
                                                                             RATIO OF         RATIO OF
                                                                             EXPENSES         EXPENSES       RATIO OF
                                                                            TO AVERAGE       TO AVERAGE        NET
                                                             NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                  NET ASSET                  AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                  VALUE AT        TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                END OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                -------------   ---------    ----------   --------------   --------------   ----------    ---------
THE HARTFORD EQUITY INCOME
 FUND
 For the Year Ended October
   31, 2005
 Class A......................      $12.09         9.74%      $379,604        1.34%             0.51%(g)       2.41%          23%
 Class B......................       12.07         8.84         33,989         2.18             1.38(g)        1.53           --
 Class C......................       12.08         9.00         53,435         2.03             1.23(g)        1.70           --
 Class Y......................       12.15        10.22            784         0.91             0.11(g)        2.79           --
 For the Year Ended October
   31, 2004
 Class A......................       11.28        10.82        211,826         1.40             0.56(g)        2.26           22
 Class B......................       11.26         9.93         18,438         2.20             1.37(g)        1.46           --
 Class C......................       11.27        10.12         44,043         2.02             1.19(g)        1.64           --
 Class Y......................       11.33        11.53            375         0.91             0.11(g)        2.73           --
 From inception August 28,
   2003, through October 31,
   2003
 Class A......................       10.37         3.70(d)      26,649         1.53(b)          0.73(b)        1.81(b)         1
 Class B......................       10.36         3.60(d)       2,421         2.27(b)          1.47(b)        1.10(b)        --
 Class C......................       10.36         3.60(d)       7,639         2.15(b)          1.35(b)        1.23(b)        --
 Class Y......................       10.39         3.90(d)         104         0.93(b)          0.13(b)        2.17(b)        --
THE HARTFORD FLOATING RATE
 FUND
 From (commencement of
   operations) April 29, 2005,
   through October 31, 2005
 Class A......................       10.09         3.06(d)     169,485         1.03(b)          0.29(b)        5.68(b)        15
 Class B......................       10.08         2.66(d)       5,659         1.89(b)          1.04(b)        4.91(b)        --
 Class C......................       10.08         2.67(d)      92,710         1.79(b)          1.02(b)        5.03(b)        --
 Class Y......................       10.08         3.10(d)      10,062         0.73(b)          0.01(b)        6.06(b)        --
THE HARTFORD FOCUS FUND
 For the Year Ended October
   31, 2005
 Class A......................       10.26        12.31         50,067         1.65             1.60(h)        0.68          112%
 Class B......................        9.94        11.44         15,156         2.45             2.35(h)       (0.09)          --
 Class C......................        9.94        11.44         16,737         2.36             2.35(h)       (0.05)          --
 Class Y......................       10.44        12.86            473         1.16             1.16(h)        1.27           --
 For the Year Ended October
   31, 2004
 Class A......................        9.14         2.24(i)      67,212         1.62             1.62(h)       (0.25)         104
 Class B......................        8.92         1.48(i)      18,610         2.36             2.35(h)       (0.98)          --
 Class C......................        8.92         1.59(i)      23,901         2.28             2.28(h)       (0.91)          --
 Class Y......................        9.28         2.65            815         1.11             1.11(h)        0.27           --
 For the Year Ended October
   31, 2003
 Class A......................        8.94        22.13         70,002         1.76             1.65          (0.29)         138
 Class B......................        8.79        21.24         21,058         2.49             2.35          (1.00)          --
 Class C......................        8.78        21.27         27,158         2.36             2.35          (0.99)          --
 Class Y......................        9.04        22.66            719         1.17             1.17           0.17           --
 For the Year Ended October
   31, 2002(f)
 Class A......................        7.32       (17.01)        66,432         1.76             1.65          (0.53)         215
 Class B......................        7.25       (17.52)        18,862         2.43             2.35          (1.23)          --
 Class C......................        7.24       (17.63)        25,847         2.34             2.34          (1.22)          --
 Class Y......................        7.37       (16.54)           509         1.14             1.14           0.09           --
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................        8.82       (11.80)(d)     66,970         1.68(b)          1.63(b)       (0.18)(b)      109
 Class B......................        8.79       (12.10)(d)     18,524         2.35(b)          2.35(b)       (0.89)(b)       --
 Class C......................        8.79       (12.10)(d)     24,142         2.35(b)          2.35(b)       (0.89)(b)       --
 Class Y......................        8.83       (11.70)(d)          9         1.20(b)          1.20(b)        0.25(b)        --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.50%, 1.38%, 1.22% and 0.10% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.36%, 1.19% and 0.10% for Classes A, B, C and Y, respectively.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.57%, 2.32%, 2.32% and 1.13% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.32%, 2.25% and 1.08% for Classes A, B, C and Y, respectively.
(i) Without the inclusion of the Payment from Affiliate as noted in the Notes to Financial Statements 3.c the total return would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Year Ended October
   31, 2005
 Class A......................   $ 5.48       $ 0.09        $ 1.60        $(0.05)        $  --           $  --
 Class B......................     5.34         0.05          1.55         (0.02)           --              --
 Class C......................     5.33         0.05          1.55         (0.02)           --              --
 Class Y......................     5.60         0.02          1.73         (0.08)           --              --
 For the Year Ended October
   31, 2004(f)
 Class A......................     4.67         0.06          0.75            --            --              --
 Class B......................     4.58         0.02          0.74            --            --              --
 Class C......................     4.57         0.02          0.74            --            --              --
 Class Y......................     4.74         0.09          0.77            --            --              --
 For the Year Ended October
   31, 2003
 Class A......................   $ 3.24        (0.01)         1.44            --            --              --
 Class B......................     3.19        (0.03)         1.42            --            --              --
 Class C......................     3.19        (0.03)         1.41            --            --              --
 Class Y......................     3.26         0.01          1.47            --            --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     4.57           @@         (1.33)           --            --              --
 Class B......................     4.54        (0.04)        (1.31)           --            --              --
 Class C......................     4.54        (0.04)        (1.31)           --            --              --
 Class Y......................     4.60           @@         (1.34)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    10.00        (0.02)        (5.41)           --            --              --
 Class B......................    10.00        (0.05)        (5.41)           --            --              --
 Class C......................    10.00        (0.05)        (5.41)           --            --              --
 Class Y......................    10.00           @@         (5.40)           --            --              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                -------------------------------------------------------------------------------------------------
                                                                            RATIO OF         RATIO OF
                                                                            EXPENSES         EXPENSES       RATIO OF
                                                                           TO AVERAGE       TO AVERAGE        NET
                                                            NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                  NET ASSET                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                  VALUE AT        TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                END OF PERIOD   RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                -------------   ---------   ----------   --------------   --------------   ----------   ---------
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Year Ended October
   31, 2005
 Class A......................      $7.12         31.01%     $15,986         2.01%             1.51%(h)       1.75%        45%
 Class B......................       6.92         29.92        2,815          3.22             2.26(h)        1.02         --
 Class C......................       6.91         29.97        2,765          2.94             2.25(h)        1.08         --
 Class Y......................       7.27         31.36          638          1.36             1.06(h)        2.10         --
 For the Year Ended October
   31, 2004(f)
 Class A......................       5.48         17.34        8,929          1.93             1.65(h)        1.08         85
 Class B......................       5.34         16.59        1,482          3.32             2.35(h)        0.37         --
 Class C......................       5.33         16.63        1,306          2.97             2.35(h)        0.43         --
 Class Y......................       5.60         18.14          170          1.30             1.20(h)        1.69         --
 For the Year Ended October
   31, 2003
 Class A......................       4.67         44.14        6,419          1.95             1.65          (0.08)       100
 Class B......................       4.58         43.57        1,555          2.68             2.35          (0.79)        --
 Class C......................       4.57         43.26        1,305          2.55             2.35          (0.77)        --
 Class Y......................       4.74         45.40          724          1.35             1.20           0.38         --
 For the Year Ended October
   31, 2002(f)
 Class A......................       3.24        (29.10)       3,506          2.03             1.65          (0.10)        84
 Class B......................       3.19        (29.74)         846          2.70             2.35          (0.80)        --
 Class C......................       3.19        (29.74)         736          2.57             2.35          (0.78)        --
 Class Y......................       3.26        (29.13)         481          1.27             1.20           0.40         --
 For the Year Ended October
   31, 2001
 Class A......................       4.57        (54.30)       4,050          1.73             1.66          (0.42)        84
 Class B......................       4.54        (54.60)         832          2.46             2.36          (1.12)        --
 Class C......................       4.54        (54.60)         875          2.44             2.36          (1.12)        --
 Class Y......................       4.60        (54.00)         460          1.20             1.20           0.03         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24%, 2.23% and 1.04% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33%, 2.33% and 1.17% for Classes A, B, C and Y.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Year Ended October
   31, 2005
 Class A......................   $10.44       $ 0.11        $ 1.18        $(0.13)        $  --           $  --
 Class B......................    10.26         0.01          1.18         (0.06)           --              --
 Class C......................    10.26         0.02          1.17         (0.06)           --              --
 Class Y......................    10.55         0.12          1.24         (0.18)           --              --
 For the Year Ended October
   31, 2004(f)
 Class A......................     9.71         0.12          0.69         (0.08)           --              --
 Class B......................     9.55         0.05          0.69         (0.03)           --              --
 Class C......................     9.55         0.05          0.69         (0.03)           --              --
 Class Y......................     9.79         0.17          0.71         (0.12)           --              --
 For the Year Ended October
   31, 2003
 Class A......................     8.03         0.07          1.65         (0.04)           --              --
 Class B......................     7.92         0.02          1.61            --            --              --
 Class C......................     7.92         0.02          1.61            --            --              --
 Class Y......................     8.10         0.13          1.64         (0.08)           --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     9.37         0.04         (1.38)           --            --              --
 Class B......................     9.30        (0.02)        (1.36)           --            --              --
 Class C......................     9.30        (0.02)        (1.36)           --            --              --
 Class Y......................     9.41         0.08         (1.39)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    10.00         0.02         (0.65)           --            --              --
 Class B......................    10.00        (0.03)        (0.67)           --            --              --
 Class C......................    10.00        (0.03)        (0.67)           --            --              --
 Class Y......................    10.00         0.07         (0.66)           --            --              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                -------------------------------------------------------------------------------------------------
                                                                            RATIO OF         RATIO OF
                                                                            EXPENSES         EXPENSES       RATIO OF
                                                                           TO AVERAGE       TO AVERAGE        NET
                                                            NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                  NET ASSET                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                  VALUE AT        TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                END OF PERIOD   RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                -------------   ---------   ----------   --------------   --------------   ----------   ---------
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Year Ended October
   31, 2005
 Class A......................      $11.60        12.39%     $13,958          1.88%            1.51%(h)       0.91%        33%
 Class B......................       11.39        11.58        3,147          2.91             2.28(h)        0.15         --
 Class C......................       11.39        11.58        2,769          2.77             2.27(h)        0.16         --
 Class Y......................       11.73        12.91          773          1.36             1.09(h)        1.30         --
 For the Year Ended October
   31, 2004(f)
 Class A......................       10.44         8.42       12,910          1.78             1.65(h)        1.17         85
 Class B......................       10.26         7.71        3,043          2.80             2.35(h)        0.44         --
 Class C......................       10.26         7.71        2,459          2.68             2.35(h)        0.44         --
 Class Y......................       10.55         9.06          642          1.27             1.20(h)        1.54         --
 For the Year Ended October
   31, 2003
 Class A......................        9.71        21.48       12,652          1.90             1.65           0.93         93
 Class B......................        9.55        20.58        3,681          2.62             2.35           0.22         --
 Class C......................        9.55        20.58        3,197          2.50             2.35           0.23         --
 Class Y......................        9.79        22.01        1,580          1.31             1.20           1.38         --
 For the Year Ended October
   31, 2002(f)
 Class A......................        8.03       (14.30)       9,739          1.98             1.65           0.51         76
 Class B......................        7.92       (14.84)       2,755          2.68             2.35          (0.20)        --
 Class C......................        7.92       (14.84)       2,548          2.54             2.35          (0.20)        --
 Class Y......................        8.10       (13.92)       1,435          1.25             1.20           0.96         --
 For the Year Ended October
   31, 2001
 Class A......................        9.37        (6.30)       9,946          1.89             1.70           0.25        115
 Class B......................        9.30        (7.00)       2,052          2.61             2.40          (0.45)        --
 Class C......................        9.30        (7.00)       2,053          2.60             2.40          (0.45)        --
 Class Y......................        9.41        (5.90)         941          1.35             1.24           0.70         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.48%, 2.25%, 2.25% and 1.07% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.33%, 2.33% and 1.18% for Classes A, B, C and Y.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $15.00       $(0.08)       $ 2.35        $  --         $(0.77)          $  --
 Class B......................    14.50        (0.20)         2.28           --          (0.77)             --
 Class C......................    14.51        (0.19)         2.26           --          (0.77)             --
 Class Y......................    15.41        (0.01)         2.42           --          (0.77)             --
 For the Year Ended October
   31, 2004
 Class A......................    13.80        (0.10)         1.36           --          (0.06)             --
 Class B......................    13.43        (0.20)         1.33           --          (0.06)             --
 Class C......................    13.44        (0.20)         1.32           --          (0.06)             --
 Class Y......................    14.09        (0.02)         1.40           --          (0.06)             --
 For the Year Ended October
   31, 2003
 Class A......................    11.42        (0.07)         2.75           --          (0.30)             --
 Class B......................    11.20        (0.15)         2.68           --          (0.30)             --
 Class C......................    11.21        (0.15)         2.68           --          (0.30)             --
 Class Y......................    11.61        (0.02)         2.80           --          (0.30)             --
 For the Year Ended October
   31, 2002(f)
 Class A......................    13.47        (0.09)        (1.68)          --          (0.28)             --
 Class B......................    13.31        (0.18)        (1.65)          --          (0.28)             --
 Class C......................    13.32        (0.18)        (1.65)          --          (0.28)             --
 Class Y......................    13.58        (0.02)        (1.67)          --          (0.28)             --
 For the Year Ended October
   31, 2001
 Class A......................    13.86        (0.06)         0.23           --          (0.56)             --
 Class B......................    13.81        (0.12)         0.18           --          (0.56)             --
 Class C......................    13.81        (0.13)         0.20           --          (0.56)             --
 Class Y......................    13.89        (0.01)         0.26           --          (0.56)             --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                -------------------------------------------------------------------------------------------------
                                                                            RATIO OF         RATIO OF
                                                                            EXPENSES         EXPENSES       RATIO OF
                                                                           TO AVERAGE       TO AVERAGE        NET
                                                            NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                  NET ASSET                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                  VALUE AT        TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                END OF PERIOD   RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                -------------   ---------   ----------   --------------   --------------   ----------   ---------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Year Ended October
   31, 2005
 Class A......................      $16.50        15.67%     $209,835         1.71%            1.60%(h)      (0.55)%       50%
 Class B......................       15.81        14.86        71,204         2.52             2.35(h)       (1.30)        --
 Class C......................       15.81        14.78        72,546         2.36             2.35(h)       (1.30)        --
 Class Y......................       17.05        16.19       169,698         1.08             1.08(h)       (0.12)        --
 For the Year Ended October
   31, 2004
 Class A......................       15.00         9.21       170,672         1.81             1.65(h)       (0.68)        41
 Class B......................       14.50         8.49        66,035         2.55             2.35(h)       (1.38)        --
 Class C......................       14.51         8.49        61,390         2.37             2.35(h)       (1.38)        --
 Class Y......................       15.41         9.88         1,299         1.12             1.12(h)       (0.14)        --
 For the Year Ended October
   31, 2003
 Class A......................       13.80        24.02       126,630         1.76             1.65          (0.62)        37
 Class B......................       13.43        23.13        56,378         2.49             2.35          (1.31)        --
 Class C......................       13.44        23.11        51,606         2.36             2.35          (1.31)        --
 Class Y......................       14.09        24.50         1,095         1.19             1.19          (0.15)        --
 For the Year Ended October
   31, 2002(f)
 Class A......................       11.42       (13.43)      101,881         1.79             1.65          (0.70)        63
 Class B......................       11.20       (14.05)       45,659         2.48             2.35          (1.40)        --
 Class C......................       11.21       (14.08)       43,042         2.35             2.35          (1.40)        --
 Class Y......................       11.61       (12.68)          881         1.17             1.17          (0.22)        --
 For the Year Ended October
   31, 2001
 Class A......................       13.47         1.18        98,971         1.67             1.62          (0.61)        58
 Class B......................       13.31         0.36        42,578         2.36             2.35          (1.33)        --
 Class C......................       13.32         0.43        44,306         2.33             2.33          (1.31)        --
 Class Y......................       13.58         1.78         4,340         1.12             1.12          (0.11)        --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.58%, 2.33%, 2.33% and 1.06% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.63%, 2.34%, 2.34% and 1.10% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $16.49       $ 0.08        $ 0.23        $   --        $   --         $      --
 Class B......................    15.77        (0.08)         0.24            --            --                --
 Class C......................    15.84        (0.06)         0.23            --            --                --
 Class Y......................    17.06         0.13          0.27            --            --                --
 For the Year Ended October
   31, 2004
 Class A......................    13.96        (0.06)         2.59            --            --                --
 Class B......................    13.45        (0.17)         2.49            --            --                --
 Class C......................    13.49        (0.15)         2.50            --            --                --
 Class Y......................    14.34         0.03          2.69            --            --                --
 For the Year Ended October
   31, 2003
 Class A......................    11.21        (0.03)         2.78            --            --                --
 Class B......................    10.88        (0.12)         2.69            --            --                --
 Class C......................    10.90        (0.11)         2.70            --            --                --
 Class Y......................    11.45         0.03          2.86            --            --                --
 For the Year Ended October
   31, 2002(f)
 Class A......................    12.83         0.02         (1.64)           --            --                --
 Class B......................    12.54        (0.07)        (1.59)           --            --                --
 Class C......................    12.55        (0.06)        (1.59)           --            --                --
 Class Y......................    13.03         0.05         (1.63)           --            --                --
 For the Year Ended October
   31, 2001
 Class A......................    17.55         0.01         (4.54)           --         (0.18)            (0.01)
 Class B......................    17.29        (0.08)        (4.48)           --         (0.18)            (0.01)
 Class C......................    17.30        (0.10)        (4.46)           --         (0.18)            (0.01)
 Class Y......................    17.73         0.08         (4.59)           --         (0.18)            (0.01)

                                                             -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------------------
                                                                        RATIO OF         RATIO OF
                                                                        EXPENSES         EXPENSES       RATIO OF
                                                                       TO AVERAGE       TO AVERAGE        NET
                                NET ASSET               NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                   END        TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                OF PERIOD   RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------   ----------   --------------   --------------   ----------   ---------
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $16.80        1.88%     $419,648         1.58%            1.48%(h)       0.41%        270%
 Class B......................    15.93        1.02        78,986         2.51             2.35(h)       (0.45)         --
 Class C......................    16.01        1.07        71,623         2.25             2.25(h)       (0.34)         --
 Class Y......................    17.46        2.34        83,896         0.97             0.97(h)        0.87          --
 For the Year Ended October
   31, 2004
 Class A......................    16.49       18.12       466,013         1.62             1.62(h)       (0.36)        271
 Class B......................    15.77       17.25        90,179         2.52             2.35(h)       (1.09)         --
 Class C......................    15.84       17.42        87,518         2.24             2.24(h)       (0.98)         --
 Class Y......................    17.06       18.97        58,791         0.93             0.93(h)        0.31          --
 For the Year Ended October
   31, 2003
 Class A......................    13.96       24.53       464,610         1.62             1.61          (0.29)        320
 Class B......................    13.45       23.62        78,923         2.36             2.35          (1.01)         --
 Class C......................    13.49       23.76        78,303         2.23             2.23          (0.89)         --
 Class Y......................    14.34       25.24        19,043         1.00             1.00           0.28          --
 For the Year Ended October
   31, 2002(f)
 Class A......................    11.21      (12.63)      354,407         1.66             1.61           0.24         323
 Class B......................    10.88      (13.24)       70,280         2.33             2.33          (0.48)         --
 Class C......................    10.90      (13.15)       75,174         2.21             2.21          (0.36)         --
 Class Y......................    11.45      (12.13)        6,167         1.00             1.00           0.84          --
 For the Year Ended October
   31, 2001
 Class A......................    12.83      (26.07)      247,094         1.53             1.48           0.08         382
 Class B......................    12.54      (26.64)       62,973         2.23             2.23          (0.66)         --
 Class C......................    12.55      (26.62)      103,574         2.19             2.19          (0.63)         --
 Class Y......................    13.03      (25.68)        7,908         0.98             0.98           0.58          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.23%, 2.13% and .85% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.26%, 2.15% and .84% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $ 4.42       $   --        $ 0.55        $   --        $   --         $     --
 Class B......................     4.28        (0.04)         0.53            --            --               --
 Class C......................     4.28        (0.04)         0.53            --            --               --
 Class Y......................     4.51         0.03          0.55            --            --               --
 For the Year Ended October
   31, 2004
 Class A......................     4.68        (0.07)        (0.19)           --            --               --
 Class B......................     4.56        (0.10)        (0.18)           --            --               --
 Class C......................     4.56        (0.11)        (0.17)           --            --               --
 Class Y......................     4.75        (0.04)        (0.20)           --            --               --
 For the Year Ended October
   31, 2003
 Class A......................     2.98        (0.04)         1.74            --            --               --
 Class B......................     2.92        (0.06)         1.70            --            --               --
 Class C......................     2.92        (0.06)         1.70            --            --               --
 Class Y......................     3.01        (0.03)         1.77            --            --               --
 For the Year Ended October
   31, 2002(f)
 Class A......................     4.01        (0.12)        (0.91)           --            --               --
 Class B......................     3.96        (0.18)        (0.86)           --            --               --
 Class C......................     3.97        (0.19)        (0.86)           --            --               --
 Class Y......................     4.04        (0.14)        (0.89)           --            --               --
 For the Year Ended October
   31, 2001
 Class A......................     8.72        (0.08)        (4.55)           --         (0.08)              --
 Class B......................     8.68        (0.11)        (4.53)           --         (0.08)              --
 Class C......................     8.68        (0.11)        (4.52)           --         (0.08)              --
 Class Y......................     8.73        (0.04)        (4.57)           --         (0.08)              --
THE HARTFORD GROWTH ALLOCATION
 FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................    10.36         0.05          0.89         (0.03)           --               --
 Class B......................    10.34        (0.01)         0.87         (0.01)           --               --
 Class C......................    10.33        (0.01)         0.88         (0.01)           --               --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00           --          0.36            --            --               --
 Class B......................    10.00        (0.01)         0.35            --            --               --
 Class C......................    10.00        (0.01)         0.34            --            --               --

                                                              -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                                        RATIO OF         RATIO OF
                                                                        EXPENSES         EXPENSES       RATIO OF
                                                                       TO AVERAGE       TO AVERAGE        NET
                                NET ASSET               NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                   END        TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------   ----------   --------------   --------------   ----------    ---------
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $ 4.97       12.44%     $ 27,620         2.22%            1.60%(h)         @@%         132%
 Class B......................     4.77       11.45        12,409         3.05             2.35(h)       (0.79)          --
 Class C......................     4.77       11.45        10,712         2.75             2.35(h)       (0.65)          --
 Class Y......................     5.09       12.86           938         1.22             1.20(h)        0.58           --
 For the Year Ended October
   31, 2004
 Class A......................     4.42       (5.56)       31,418         2.14             1.65(h)       (1.37)         165
 Class B......................     4.28       (6.14)       12,978         2.96             2.35(h)       (2.07)          --
 Class C......................     4.28       (6.14)       13,891         2.62             2.35(h)       (2.07)          --
 Class Y......................     4.51       (5.05)        1,186         1.15             1.15(h)       (0.85)          --
 For the Year Ended October
   31, 2003
 Class A......................     4.68       57.05        32,388         1.77             1.65          (1.28)         163
 Class B......................     4.56       56.16        13,991         2.50             2.35          (1.98)          --
 Class C......................     4.56       56.16        16,513         2.37             2.35          (1.99)          --
 Class Y......................     4.75       57.81           886         1.18             1.18          (0.82)          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     2.98      (25.69)       18,321         1.86             1.65          (1.44)         174
 Class B......................     2.92      (26.26)        8,170         2.54             2.35          (2.14)          --
 Class C......................     2.92      (26.45)        9,560         2.39             2.35          (2.15)          --
 Class Y......................     3.01      (25.50)          512         1.15             1.15          (0.97)          --
 For the Year Ended October
   31, 2001
 Class A......................     4.01      (53.56)       24,824         1.71             1.66          (1.24)         253
 Class B......................     3.96      (53.93)       10,962         2.43             2.36          (1.94)          --
 Class C......................     3.97      (53.81)       15,581         2.37             2.36          (1.94)          --
 Class Y......................     4.04      (53.27)        4,602         1.13             1.13          (0.71)          --
THE HARTFORD GROWTH ALLOCATION
 FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................    11.27        9.12       205,331         0.72             0.64(i)        0.42            1%
 Class B......................    11.19        8.37        65,739         1.53             1.29(i)       (0.23)          --
 Class C......................    11.19        8.47       100,339         1.47             1.29(i)       (0.23)          --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.36        3.60(d)     43,279         0.72(b)          0.63(b)        0.13(b)        @@
 Class B......................    10.34        3.40(d)     14,177         1.52(b)          1.28(b)       (0.53)(b)       --
 Class C......................    10.33        3.30(d)     21,221         1.44(b)          1.28(b)       (0.52)(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28%, 2.28% and 1.13% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30%, 2.30% and 1.09% for Classes A, B, C and Y,
(i) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.64%, 1.29% and 1.29% for Classes A, B, and C, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GROWTH FUND
 For the Year Ended October
   31, 2005
 Class A......................   $16.19       $(0.04)       $ 1.17        $   --        $   --           $  --
 Class B......................    14.49        (0.15)         1.04            --            --              --
 Class C......................    14.50        (0.13)         1.03            --            --              --
 Class H......................    14.59        (0.12)         1.06            --            --              --
 Class L......................    16.32         0.01          1.17            --            --              --
 Class M......................    14.57        (0.11)         1.05            --            --              --
 Class N......................    14.57        (0.11)         1.05            --            --              --
 Class Y......................    16.42         0.01          1.22            --            --              --
 For the Year Ended October
   31, 2004
 Class A......................    15.19        (0.08)         1.08            --            --              --
 Class B......................    13.70        (0.15)         0.94            --            --              --
 Class C......................    13.70        (0.12)         0.92            --            --              --
 Class H......................    13.74        (0.20)         1.05            --            --              --
 Class L......................    15.26        (0.08)         1.14            --            --              --
 Class M......................    13.72        (0.19)         1.04            --            --              --
 Class N......................    13.72        (0.19)         1.04            --            --              --
 Class Y......................    15.31           @@          1.11            --            --              --
 For the Year Ended October
   31, 2003
 Class A......................    11.90        (0.03)         3.32            --            --              --
 Class B......................    10.80        (0.07)         2.97            --            --              --
 Class C......................    10.80        (0.07)         2.97            --            --              --
 Class H......................    10.81        (0.14)         3.07            --            --              --
 Class L......................    11.91        (0.05)         3.40            --            --              --
 Class M......................    10.80        (0.14)         3.06            --            --              --
 Class N......................    10.80        (0.14)         3.06            --            --              --
 Class Y......................    11.94        (0.03)         3.40            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    14.57        (0.02)        (2.65)           --            --              --
 Class B......................    13.28        (0.04)        (2.44)           --            --              --
 Class C......................    13.28        (0.04)        (2.44)           --            --              --
 Class Y......................    14.57           @@         (2.63)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    13.02        (0.23)        (1.98)           --            --              --
 Class L......................    14.23        (0.03)        (2.29)           --            --              --
 Class M......................    13.00        (0.16)        (2.04)           --            --              --
 Class N......................    13.00        (0.26)        (1.94)           --            --              --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    13.83        (0.03)        (0.78)           --            --              --
 Class L......................    15.09        (0.01)        (0.85)           --            --              --
 Class M......................    13.81        (0.03)        (0.78)           --            --              --
 Class N......................    13.81        (0.03)        (0.78)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    22.30        (0.21)        (4.94)           --         (3.32)             --
 Class L......................    23.85        (0.05)        (5.39)           --         (3.32)             --
 Class M......................    22.27        (0.21)        (4.93)           --         (3.32)             --
 Class N......................    22.27        (0.21)        (4.93)           --         (3.32)             --

                                                              -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                                        RATIO OF         RATIO OF
                                                                        EXPENSES         EXPENSES        RATIO OF
                                                                       TO AVERAGE       TO AVERAGE         NET
                                NET ASSET               NET ASSETS     NET ASSETS       NET ASSETS      INVESTMENT
                                VALUE AT                AT END OF        BEFORE           AFTER           INCOME     PORTFOLIO
                                 END OF       TOTAL       PERIOD      WAIVERS AND      WAIVERS AND      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS    NET ASSETS    RATE(e)
                                ---------   ---------   ----------   --------------   --------------    ----------   ---------
THE HARTFORD GROWTH FUND
 For the Year Ended October
   31, 2005
 Class A......................   $17.32        6.98%     $635,057        1.40%             1.33%(h)       (0.30)%        77%
 Class B......................    15.38        6.14        46,251         2.27             2.15(h)        (1.09)         --
 Class C......................    15.40        6.21        82,481         2.05             2.05(h)        (1.01)         --
 Class H......................    15.53        6.44        19,852         1.81             1.81(h)        (0.68)         --
 Class L......................    17.50        7.23       295,731         1.06             1.06(h)         0.05          --
 Class M......................    15.51        6.45        19,133         1.81             1.81(h)        (0.69)         --
 Class N......................    15.51        6.45         4,377         1.81             1.81(h)        (0.71)         --
 Class Y......................    17.65        7.49        52,992         0.85             0.85(h)         0.10          --
 For the Year Ended October
   31, 2004
 Class A......................    16.19        6.58       384,160         1.55             1.45(h)        (0.84)         66
 Class B......................    14.49        5.77        32,440         2.33             2.15(h)        (1.54)         --
 Class C......................    14.50        5.84        47,575         2.07             2.07(h)        (1.45)         --
 Class H......................    14.59        6.19        23,527         1.83             1.83(h)        (1.23)         --
 Class L......................    16.32        6.95       310,084         1.08             1.08(h)        (0.48)         --
 Class M......................    14.57        6.20        21,522         1.83             1.83(h)        (1.23)         --
 Class N......................    14.57        6.20         4,356         1.83             1.83(h)        (1.23)         --
 Class Y......................    16.42        7.25        11,926         0.87             0.87(h)        (0.18)         --
 For the Year Ended October
   31, 2003
 Class A......................    15.19       27.65        72,186         1.52             1.45           (0.65)        129
 Class B......................    13.70       26.85        11,552         2.26             2.12           (1.35)         --
 Class C......................    13.70       26.85        11,896         2.15             2.15           (1.36)         --
 Class H......................    13.74       27.10        27,032         1.90             1.90           (1.09)         --
 Class L......................    15.26       28.13       316,451         1.15             1.15           (0.34)         --
 Class M......................    13.72       27.04        23,523         1.90             1.90           (1.09)         --
 Class N......................    13.72       27.04         4,499         1.90             1.90           (1.09)         --
 Class Y......................    15.31       28.22             1         0.96             0.96           (0.17)         --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.90      (18.33)(d)     5,970         1.65(b)          1.45(b)        (0.44)(b)     107
 Class B......................    10.80      (18.67)(d)     1,698         2.32(b)          2.15(b)        (1.10)(b)      --
 Class C......................    10.80      (18.68)(d)     1,480         2.18(b)          2.15(b)        (1.13)(b)      --
 Class Y......................    11.94      (18.05)(d)         1         0.90(b)          0.90(b)        (0.01)(b)      --
 For the Year Ended October
   31, 2002
 Class H......................    10.81      (16.95)       26,002         1.89             1.89           (1.03)        107
 Class L......................    11.91      (16.28)      274,683         1.14             1.14           (0.28)         --
 Class M......................    10.80      (16.90)       21,478         1.89             1.89           (1.03)         --
 Class N......................    10.80      (16.90)        4,340         1.89             1.89           (1.03)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    13.02       (5.86)(d)    37,750         1.86(b)          1.86(b)        (1.09)(b)      13
 Class L......................    14.23       (5.70)(d)   385,620         1.11(b)          1.11(b)        (0.34)(b)      --
 Class M......................    13.00       (5.87)(d)    28,112         1.86(b)          1.86(b)        (1.09)(b)      --
 Class N......................    13.00       (5.87)(d)     6,911         1.86(b)          1.86(b)        (1.09)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    13.83      (25.59)       40,645         1.83             1.83           (0.91)        161
 Class L......................    15.09      (25.08)      416,544         1.08             1.08           (0.16)         --
 Class M......................    13.81      (25.58)       29,777         1.83             1.83           (0.91)         --
 Class N......................    13.81      (25.58)        7,557         1.83             1.83           (0.91)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.13%, 2.03%, 1.79%, 1.04%, 1.79%, 1.79% and .83% for Classes A, B,
    C, H, L, M, N and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13%, 2.05%, 1.80%, 1.05%, 1.80%, 1.80% and 0.85% for Classes A, B, C, H,
    L, M, N and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................   $23.49       $(0.06)       $ 4.41        $  --         $   --         $     --
 Class B......................    20.77        (0.25)         3.90           --             --               --
 Class C......................    20.77        (0.25)         3.90           --             --               --
 Class H......................    20.92        (0.25)         4.00           --             --               --
 Class L......................    23.71        (0.06)         4.52           --             --               --
 Class M......................    20.89        (0.24)         3.98           --             --               --
 Class N......................    20.89        (0.24)         3.98           --             --               --
 Class Y......................    23.82           @@          4.55           --             --               --
 Class Z......................    24.66         0.01          4.70           --             --               --
 For the Year Ended October
   31, 2004
 Class A......................    21.25        (0.17)         2.41           --             --               --
 Class B......................    18.91        (0.26)         2.12           --             --               --
 Class C......................    18.91        (0.28)         2.14           --             --               --
 Class H......................    18.99        (0.31)         2.24           --             --               --
 Class L......................    21.36        (0.14)         2.49           --             --               --
 Class M......................    18.97        (0.30)         2.22           --             --               --
 Class N......................    18.97        (0.28)         2.20           --             --               --
 Class Y......................    21.42        (0.01)         2.41           --             --               --
 Class Z......................    22.17        (0.08)         2.57           --             --               --
 For the Year Ended October
   31, 2003
 Class A......................    15.31        (0.07)         6.01           --             --               --
 Class B......................    13.71        (0.12)         5.32           --             --               --
 Class C......................    13.70        (0.09)         5.30           --             --               --
 Class H......................    13.73        (0.22)         5.48           --             --               --
 Class L......................    15.33        (0.10)         6.13           --             --               --
 Class M......................    13.71        (0.22)         5.48           --             --               --
 Class N......................    13.71        (0.22)         5.48           --             --               --
 Class Y......................    15.35        (0.07)         6.14           --             --               --
 Class Z......................    15.87        (0.06)         6.36           --             --               --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    19.80        (0.06)        (4.43)          --             --               --
 Class B......................    17.80        (0.10)        (3.99)          --             --               --
 Class C......................    17.80        (0.09)        (4.01)          --             --               --
 Class Y......................    19.80        (0.06)        (4.39)          --             --               --
 For the Year Ended October
   31, 2002
 Class H......................    17.36        (0.32)        (3.10)          --          (0.21)              --
 Class L......................    19.21        (0.13)        (3.54)          --          (0.21)              --
 Class M......................    17.33        (0.28)        (3.13)          --          (0.21)              --
 Class N......................    17.34        (0.34)        (3.08)          --          (0.21)              --
 Class Z......................    19.77         0.72         (4.41)          --          (0.21)              --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.55        (0.11)        (2.08)          --             --               --
 Class L......................    21.62        (0.11)        (2.30)          --             --               --
 Class M......................    19.53        (0.12)        (2.08)          --             --               --
 Class N......................    19.53        (0.11)        (2.08)          --             --               --
 Class Z......................    22.24        (0.10)        (2.37)          --             --               --
 For the Year Ended August 31,
   2001
 Class H......................    42.35        (0.70)       (13.55)          --          (8.55)              --
 Class L......................    45.45        (0.30)       (14.98)          --          (8.55)              --
 Class M......................    42.31        (0.70)       (13.53)          --          (8.55)              --
 Class N......................    42.32        (0.71)       (13.53)          --          (8.55)              --
 Class Z......................    46.35        (0.15)       (15.41)          --          (8.55)              --

                                                              -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                                         RATIO OF         RATIO OF
                                                                         EXPENSES         EXPENSES       RATIO OF
                                                                        TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                   END        TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------    ----------   --------------   --------------   ----------   ---------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................   $27.84       18.52%      $222,682         1.54%            1.36%(h)      (0.45)%       156%
 Class B......................    24.42       17.57         20,002         2.39             2.15(h)       (1.27)         --
 Class C......................    24.42       17.57         18,842         2.13             2.13(h)       (1.26)         --
 Class H......................    24.67       17.92         37,499         1.84             1.84(h)       (0.97)         --
 Class L......................    28.17       18.81        556,462         1.09             1.09(h)       (0.22)         --
 Class M......................    24.63       17.90         22,299         1.84             1.84(h)       (0.97)         --
 Class N......................    24.63       17.90          5,297         1.84             1.84(h)       (0.97)         --
 Class Y......................    28.37       19.10         28,441         0.88             0.88(h)          @@          --
 Class Z......................    29.37       19.10         34,088         0.84             0.84(h)        0.02          --
 For the Year Ended October
   31, 2004
 Class A......................    23.49       10.54         54,652         1.52             1.45(h)       (0.94)        130
 Class B......................    20.77        9.84         11,518         2.45             2.14(h)       (1.64)         --
 Class C......................    20.77        9.84         11,899         2.11             2.11(h)       (1.61)         --
 Class H......................    20.92       10.16         39,300         1.83             1.83(h)       (1.33)         --
 Class L......................    23.71       11.00        518,009         1.08             1.08(h)       (0.58)         --
 Class M......................    20.89       10.12         22,404         1.83             1.83(h)       (1.33)         --
 Class N......................    20.89       10.12          4,955         1.83             1.83(h)       (1.33)         --
 Class Y......................    23.82       11.20          4,792         0.82             0.82(h)       (0.33)         --
 Class Z......................    24.66       11.23         33,195         0.83             0.83(h)       (0.33)         --
 For the Year Ended October
   31, 2003
 Class A......................    21.25       38.80         17,149         1.49             1.45          (0.88)        158
 Class B......................    18.91       37.93          4,470         2.22             2.15          (1.58)         --
 Class C......................    18.91       38.03          5,238         2.10             2.10          (1.54)         --
 Class H......................    18.99       38.31         45,121         1.85             1.85          (1.31)         --
 Class L......................    21.36       39.34        517,892         1.10             1.10          (0.56)         --
 Class M......................    18.97       38.36         24,361         1.85             1.85          (1.31)         --
 Class N......................    18.97       38.36          4,773         1.85             1.85          (1.31)         --
 Class Y......................    21.42       39.54              1         0.91             0.91          (0.38)         --
 Class Z......................    22.17       39.70         32,485         0.85             0.85          (0.31)         --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    15.31      (22.68)(d)      3,338         1.62(b)          1.45(b)       (0.92)(b)     182
 Class B......................    13.71      (22.99)(d)        777         2.30(b)          2.15(b)       (1.60)(b)      --
 Class C......................    13.70      (23.05)(d)        892         2.09(b)          2.09(b)       (1.56)(b)      --
 Class Y......................    15.35      (22.47)(d)          1         0.89(b)          0.89(b)       (0.44)(b)      --
 For the Year Ended October
   31, 2002
 Class H......................    13.73      (19.99)        39,151         1.85             1.85          (1.42)        182
 Class L......................    15.33      (19.36)       412,454         1.10             1.10          (0.67)         --
 Class M......................    13.71      (19.97)        20,163         1.85             1.85          (1.42)         --
 Class N......................    13.71      (20.01)         4,172         1.85             1.85          (1.42)         --
 Class Z......................    15.87      (18.90)        26,842         0.84             0.84          (0.43)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    17.36      (11.20)(d)     54,539         1.83(b)          1.83(b)       (1.27)(b)      28
 Class L......................    19.21      (11.15)(d)    593,267         1.08(b)          1.08(b)       (0.52)(b)      --
 Class M......................    17.33      (11.26)(d)     27,013         1.83(b)          1.83(b)       (1.27)(b)      --
 Class N......................    17.34      (11.21)(d)      6,131         1.83(b)          1.83(b)       (1.27)(b)      --
 Class Z......................    19.77      (11.11)(d)     94,961         0.83(b)          0.83(b)       (0.27)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    19.55      (38.91)        61,764         1.79             1.79          (1.15)        198
 Class L......................    21.62      (38.44)       681,941         1.04             1.04          (0.40)         --
 Class M......................    19.53      (38.90)        30,268         1.79             1.79          (1.15)         --
 Class N......................    19.53      (38.92)         6,866         1.79             1.79          (1.15)         --
 Class Z......................    22.24      (38.26)       110,221         0.79             0.79          (0.15)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.30%, 2.08%, 2.07%, 1.77%, 1.02%, 1.77%, 1.77%, 0.82% and 0.77% for Classes
    A, B, C, H, L, M, N, Y and Z, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10%, 2.06%, 1.78%, 1.03%, 1.78%, 1.78%, 0.77% and 0.78% for Classes
    A, B, C, H, L, M, N, Y and Z, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD HIGH YIELD FUND
 For the Year Ended October
   31, 2005
 Class A......................   $ 8.18       $0.48         $(0.40)      $ (0.50)         $--             $--
 Class B......................     8.17        0.42          (0.41)        (0.44)         --              --
 Class C......................     8.17        0.42          (0.39)        (0.45)         --              --
 Class Y......................     8.17        0.52          (0.40)        (0.54)         --              --
 For the Year Ended October
   31, 2004(f)
 Class A......................     7.94        0.48           0.23         (0.47)         --              --
 Class B......................     7.93        0.43           0.22         (0.41)         --              --
 Class C......................     7.93        0.44           0.22         (0.42)         --              --
 Class Y......................     7.94        0.39           0.36         (0.52)         --              --
 For the Year Ended October
   31, 2003(f)
 Class A......................     6.73        0.60           1.26         (0.65)         --              --
 Class B......................     6.72        0.57           1.24         (0.60)         --              --
 Class C......................     6.72        0.55           1.26         (0.60)         --              --
 Class Y......................     6.73        0.65           1.24         (0.68)         --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.45        0.82          (1.78)        (0.76)         --              --
 Class B......................     8.43        0.80          (1.81)        (0.70)         --              --
 Class C......................     8.43        0.72          (1.73)        (0.70)         --              --
 Class Y......................     8.48        0.34          (1.30)        (0.79)         --              --
 For the Year Ended October
   31, 2001
 Class A......................     9.06        0.78          (0.61)        (0.78)         --              --
 Class B......................     9.05        0.72          (0.62)        (0.72)         --              --
 Class C......................     9.05        0.72          (0.62)        (0.72)         --              --
 Class Y......................     9.10        0.83          (0.63)        (0.82)         --              --
THE HARTFORD INCOME ALLOCATION
 FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................    10.15        0.36          (0.26)        (0.36)         --              --
 Class B......................    10.14        0.29          (0.26)        (0.29)         --              --
 Class C......................    10.14        0.30          (0.27)        (0.29)         --              --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00        0.09           0.15         (0.09)         --              --
 Class B......................    10.00        0.07           0.14         (0.07)         --              --
 Class C......................    10.00        0.07           0.14         (0.07)         --              --

                                                              -- RATIOS AND SUPPLEMENTAL DATA --
                                -----------------------------------------------------------------------------------------------
                                                                          RATIO OF         RATIO OF
                                                                          EXPENSES         EXPENSES       RATIO OF
                                                                         TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                 NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                  AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                 END OF       TOTAL         PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(c)      (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------     ----------   --------------   --------------   ----------   ---------
THE HARTFORD HIGH YIELD FUND
 For the Year Ended October
   31, 2005
 Class A......................   $ 7.76        0.97%       $188,599         1.33%            1.33%(h)      5.86%         113%
 Class B......................     7.74        0.08          47,071         2.12             2.10(h)        5.09          --
 Class C......................     7.75        0.30          50,945         2.00             2.00(h)        5.18          --
 Class Y......................     7.75        1.43          25,974         0.87             0.87(h)        6.40          --
 For the Year Ended October
   31, 2004(f)
 Class A......................     8.18        9.26(j)      247,364         1.35             1.35           6.03          86
 Class B......................     8.17        8.45(j)       63,972         2.07             2.07           5.32          --
 Class C......................     8.17        8.54(j)       71,673         1.98             1.98           5.40          --
 Class Y......................     8.17        9.72          16,410         0.84             0.84           6.13          --
 For the Year Ended October
   31, 2003(f)
 Class A......................     7.94       28.69         213,377         1.49             1.40           7.98          54
 Class B......................     7.93       27.83          72,293         2.23             2.10           7.39          --
 Class C......................     7.93       27.84          77,968         2.10             2.10           7.31          --
 Class Y......................     7.94       29.27               1         1.69             0.95           8.70          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     6.73      (12.16)         95,760         1.55             1.40           9.48          22
 Class B......................     6.72      (12.70)         44,359         2.24             2.10           8.78          --
 Class C......................     6.72      (12.65)         40,611         2.10             2.10           8.78          --
 Class Y......................     6.73      (12.01)              1         0.84             0.84          10.04          --
 For the Year Ended October
   31, 2001
 Class A......................     8.45        1.80          45,753         1.40             1.35           9.00          63
 Class B......................     8.43        0.99          16,922         2.08             2.08           8.28          --
 Class C......................     8.43        1.01          27,605         2.08             2.08           8.28          --
 Class Y......................     8.48        2.15           4,223         0.88             0.88           9.48          --
THE HARTFORD INCOME ALLOCATION
 FUND(g)
 For the Year Ended October
   31, 2005
 Class A......................     9.89        1.01          19,445         0.76             0.56(i)        3.75          30
 Class B......................     9.88        0.29           4,778         1.56             1.26(i)        3.09          --
 Class C......................     9.88        0.30           7,711         1.51             1.26(i)        3.04          --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.15        2.42(d)       10,539         0.73(b)          0.56(b)        3.21(b)        3
 Class B......................    10.14        2.08(d)        1,690         1.63(b)          1.26(b)        2.56(b)       --
 Class C......................    10.14        2.08(d)        4,880         1.48(b)          1.26(b)        2.59(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.33%, 2.10%, 2.00% and 0.87% for classes A, B, C and Y, respectively.
(i) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.26% and 1.26% for Classes A, B, and C, respectively.
(j) Without the inclusion of the Payment from Affiliate as noted in the Notes to Financial Statement 3.c, the total return would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD INCOME FUND
 For the Year Ended October
   31, 2005
 Class A......................   $10.72       $ 0.51        $(0.44)       $(0.51)       $(0.04)          $  --
 Class B......................    10.72         0.43         (0.43)        (0.44)        (0.04)             --
 Class C......................    10.74         0.43         (0.43)        (0.44)        (0.04)             --
 Class Y......................    10.72         0.52         (0.42)        (0.54)        (0.04)             --
 For the Year Ended October
   31, 2004
 Class A......................    10.53         0.48          0.22         (0.51)           --              --
 Class B......................    10.53         0.42          0.21         (0.44)           --              --
 Class C......................    10.55         0.41          0.22         (0.44)           --              --
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................    10.54         0.48          0.20         (0.50)           --              --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.52          0.54         (0.53)           --              --
 Class B......................    10.00         0.44          0.54         (0.45)           --              --
 Class C......................    10.00         0.44          0.56         (0.45)           --              --
THE HARTFORD INFLATION PLUS
 FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.95         0.41         (0.18)        (0.42)        (0.09)             --
 Class B......................    10.96         0.33         (0.18)        (0.34)        (0.09)             --
 Class C......................    10.96         0.33         (0.19)        (0.34)        (0.09)             --
 Class Y......................    10.97         0.47         (0.22)        (0.45)        (0.09)             --
 For the Year Ended October
   31, 2004
 Class A......................    10.63         0.30          0.37         (0.31)        (0.04)             --
 Class B......................    10.64         0.22          0.37         (0.23)        (0.04)             --
 Class C......................    10.63         0.23          0.37         (0.23)        (0.04)             --
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................    10.57         0.28          0.44         (0.32)           --              --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.27          0.62         (0.26)           --              --
 Class B......................    10.00         0.21          0.63         (0.20)           --              --
 Class C......................    10.00         0.20          0.63         (0.20)           --              --

                                                             -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------------------
                                                                        RATIO OF         RATIO OF
                                                                        EXPENSES         EXPENSES       RATIO OF
                                                                       TO AVERAGE       TO AVERAGE        NET
                                NET ASSET               NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                 END OF       TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------   ----------   --------------   --------------   ----------   ---------
THE HARTFORD INCOME FUND
 For the Year Ended October
   31, 2005
 Class A......................   $10.24        0.70%     $ 28,942         1.20%            0.95%(g)       4.80%        188%
 Class B......................    10.24       (0.04)        5,973         2.06             1.70(g)        4.05          --
 Class C......................    10.26       (0.03)        5,142         1.96             1.70(g)        4.05          --
 Class Y......................    10.24        0.98        16,431         0.79             0.70(g)        5.16          --
 For the Year Ended October
   31, 2004
 Class A......................    10.72        6.85        29,580         1.14             1.00           4.60         167
 Class B......................    10.72        6.10         5,541         1.95             1.70           3.90          --
 Class C......................    10.74        6.09         5,562         1.88             1.70           3.90          --
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................    10.72        6.57(d)         10         0.73(b)          0.70(b)        4.89(b)       --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.53       10.79(d)     15,836         1.54(b)          1.00(b)        5.06(b)      124
 Class B......................    10.53       10.01(d)      4,705         2.31(b)          1.70(b)        4.31(b)       --
 Class C......................    10.55       10.22(d)      5,050         2.17(b)          1.70(b)        4.28(b)       --
THE HARTFORD INFLATION PLUS
 FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.67        2.10       414,778         1.00             0.95(h)        3.88          71
 Class B......................    10.68        1.33       119,302         1.81             1.70(h)        3.09          --
 Class C......................    10.67        1.24       373,750         1.76             1.70(h)        3.12          --
 Class Y......................    10.68        2.29        95,947         0.68             0.68(h)        4.42          --
 For the Year Ended October
   31, 2004
 Class A......................    10.95        6.39       313,961         1.04             1.00           3.04          81
 Class B......................    10.96        5.65       107,964         1.81             1.70           2.21          --
 Class C......................    10.96        5.74       319,990         1.76             1.70           2.33          --
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................    10.97        6.89(d)     23,045         0.65(b)          0.65(b)        1.55(b)       --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.63        9.02(d)    142,992         1.34(b)          1.00(b)        2.63(b)       23
 Class B......................    10.64        8.41(d)     67,986         2.09(b)          1.70(b)        1.98(b)       --
 Class C......................    10.63        8.31(d)    160,253         1.95(b)          1.70(b)        1.97(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70%, 1.70% and 0.70% for Classes A, B, C and Y, respectively.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70%, 1.70% and 0.68% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 CAPITAL APPRECIATION FUND
 For the Year Ended October
   31, 2005
 Class A......................   $11.59       $ 0.07        $ 0.48        $   --        $   --            $--
 Class B......................    11.32        (0.01)         0.46            --            --            --
 Class C......................    11.32        (0.01)         0.46            --            --            --
 Class Y......................    11.72         0.08          0.53            --            --            --
 For the Year Ended October
   31, 2004(f)
 Class A......................     9.62        (0.01)         2.03            --         (0.05)           --
 Class B......................     9.46        (0.08)         1.99            --         (0.05)           --
 Class C......................     9.46        (0.08)         1.99            --         (0.05)           --
 Class Y......................     9.69        (0.01)         2.09            --         (0.05)           --
 For the Year Ended October
   31, 2003
 Class A......................     6.93        (0.02)         2.72         (0.01)           --            --
 Class B......................     6.86        (0.04)         2.64            --            --            --
 Class C......................     6.86        (0.04)         2.64            --            --            --
 Class Y......................     6.98         0.01          2.74         (0.04)           --            --
 For the Year Ended October
   31, 2002(f)
 Class A......................     7.62         0.02         (0.71)           --            --            --
 Class B......................     7.59        (0.03)        (0.70)           --            --            --
 Class C......................     7.59        (0.03)        (0.70)           --            --            --
 Class Y......................     7.63         0.07         (0.72)           --            --            --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00           --         (2.38)           --            --            --
 Class B......................    10.00        (0.03)        (2.38)           --            --            --
 Class C......................    10.00        (0.02)        (2.39)           --            --            --
 Class Y......................    10.00         0.02         (2.39)           --            --            --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................    11.22         0.05          1.86            --            --            --
 Class B......................    10.64        (0.04)         1.75            --            --            --
 Class C......................    10.57        (0.04)         1.74            --            --            --
 Class Y......................    11.53         0.12          1.90            --            --            --
 For the Year Ended October
   31, 2004
 Class A......................     9.66         0.03          1.54         (0.01)           --            --
 Class B......................     9.22        (0.05)         1.47            --            --            --
 Class C......................     9.16        (0.05)         1.46            --            --            --
 Class Y......................     9.91         0.11          1.56         (0.05)           --            --
 For the Year Ended October
   31, 2003
 Class A......................     8.03         0.02          1.61            --            --            --
 Class B......................     7.71        (0.04)         1.55            --            --            --
 Class C......................     7.67        (0.04)         1.53            --            --            --
 Class Y......................     8.19         0.06          1.66            --            --            --
 For the Year Ended October
   31, 2002(f)
 Class A......................     9.33         0.03         (1.33)           --            --            --
 Class B......................     9.04        (0.08)        (1.25)           --            --            --
 Class C......................     8.99        (0.05)        (1.27)           --            --            --
 Class Y......................     9.49         0.02         (1.32)           --            --            --
 For the Year Ended October
   31, 2001
 Class A......................    13.03         0.05         (3.14)           --         (0.61)           --
 Class B......................    12.74        (0.04)        (3.05)           --         (0.61)           --
 Class C......................    12.68        (0.03)        (3.05)           --         (0.61)           --
 Class Y......................    13.19         0.09         (3.18)           --         (0.61)           --

                                                             -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------------------
                                                                        RATIO OF         RATIO OF
                                                                        EXPENSES         EXPENSES       RATIO OF
                                                                       TO AVERAGE       TO AVERAGE        NET
                                NET ASSET               NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                   END        TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                OF PERIOD   RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------   ----------   --------------   --------------   ----------   ---------
THE HARTFORD INTERNATIONAL
 CAPITAL APPRECIATION FUND
 For the Year Ended October
   31, 2005
 Class A......................   $12.14        4.74%     $131,430        1.77%             1.60%(g)       0.66%        183%
 Class B......................    11.77        3.98        22,304         2.66             2.35(g)       (0.09)         --
 Class C......................    11.77        3.98        29,486         2.49             2.35(g)       (0.07)         --
 Class Y......................    12.33        5.20        74,651         1.22             1.20(g)        0.98          --
 For the Year Ended October
   31, 2004(f)
 Class A......................    11.59       21.14        50,051         1.91             1.65(g)       (0.10)        200
 Class B......................    11.32       20.33         8,968         2.83             2.35(g)       (0.80)         --
 Class C......................    11.32       20.33        12,906         2.63             2.35(g)       (0.79)         --
 Class Y......................    11.72       21.61        28,775         1.31             1.20(g)       (0.09)         --
 For the Year Ended October
   31, 2003
 Class A......................     9.62       38.95        11,362         2.36             1.65          (0.35)        281
 Class B......................     9.46       37.90         2,148         3.08             2.35          (1.04)         --
 Class C......................     9.46       37.90         2,285         2.95             2.35          (1.01)         --
 Class Y......................     9.69       39.57           292         1.80             1.20           0.16          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     6.93       (9.06)        4,666         2.98             1.65           0.34         330
 Class B......................     6.86       (9.62)          813         3.69             2.35          (0.42)         --
 Class C......................     6.86       (9.62)          826         3.55             2.35          (0.34)         --
 Class Y......................     6.98       (8.52)          209         2.19             1.20           0.79          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     7.62      (23.80)(d)     2,579         2.64(b)          1.65(b)       (0.09)(b)     135
 Class B......................     7.59      (24.10)(d)       327         3.35(b)          2.35(b)       (0.79)(b)      --
 Class C......................     7.59      (24.10)(d)       316         3.32(b)          2.35(b)       (0.79)(b)      --
 Class Y......................     7.63      (23.70)(d)       229         2.10(b)          1.20(b)        0.36(b)       --
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................    13.13       17.02       102,393         1.72             1.57(h)        0.42         119
 Class B......................    12.35       16.07        23,940         2.68             2.35(h)       (0.36)         --
 Class C......................    12.27       16.08        16,896         2.42             2.35(h)       (0.37)         --
 Class Y......................    13.55       17.52         5,612         1.05             1.05(h)        0.94          --
 For the Year Ended October
   31, 2004
 Class A......................    11.22       16.20        87,348         1.83             1.65(h)        0.33         143
 Class B......................    10.64       15.40        23,301         2.77             2.35(h)       (0.39)         --
 Class C......................    10.57       15.39        15,749         2.48             2.35(h)       (0.38)         --
 Class Y......................    11.53       16.87         4,288         1.09             1.08(h)        0.82          --
 For the Year Ended October
   31, 2003
 Class A......................     9.66       20.30        69,153         1.72             1.65           0.25         138
 Class B......................     9.22       19.58        20,459         2.45             2.35          (0.46)         --
 Class C......................     9.16       19.43        14,790         2.35             2.35          (0.45)         --
 Class Y......................     9.91       21.00         6,058         1.13             1.13           0.77          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.03      (13.93)       66,775         1.82             1.65           0.34         175
 Class B......................     7.71      (14.71)       18,668         2.50             2.35          (0.79)         --
 Class C......................     7.67      (14.68)       13,438         2.40             2.35          (0.64)         --
 Class Y......................     8.19      (13.70)        4,543         1.13             1.13           0.31          --
 For the Year Ended October
   31, 2001
 Class A......................     9.33      (24.87)       72,326         1.61             1.56           0.47         158
 Class B......................     9.04      (25.46)       18,798         2.30             2.30          (0.28)         --
 Class C......................     8.99      (25.51)       18,523         2.28             2.28          (0.25)         --
 Class Y......................     9.49      (24.56)       17,092         1.06             1.06           0.97          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.53%, 2.28%, 2.28% and 1.13% for classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.29%, 2.28% and 1.05% for Classes A, B, C and Y, respectively.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.52%, 2.30%, 2.30% and 1.01% for classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30%, 2.30% and 1.03% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 For the Year Ended October
   31, 2005
 Class A......................   $13.44       $ 0.06        $ 2.25        $   --        $(1.48)          $  --
 Class B......................    13.23           --          2.16            --         (1.48)             --
 Class C......................    13.12        (0.01)         2.15            --         (1.48)             --
 Class Y......................    13.54         0.12          2.27         (0.04)        (1.48)             --
 For the Year Ended October
   31, 2004
 Class A......................    12.93         0.07          1.31            @@         (0.87)             --
 Class B......................    12.82         0.02          1.26            --         (0.87)             --
 Class C......................    12.72         0.03          1.24            --         (0.87)             --
 Class Y......................    13.02         0.14          1.30         (0.05)        (0.87)             --
 For the Year Ended October
   31, 2003(f)
 Class A......................     8.37         0.07          4.51         (0.02)           --              --
 Class B......................     8.34         0.01          4.47            --            --              --
 Class C......................     8.28         0.01          4.43            --            --              --
 Class Y......................     8.43         0.09          4.56         (0.06)           --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.82         0.03         (0.48)           --            --              --
 Class B......................     8.81        (0.02)        (0.45)           --            --              --
 Class C......................     8.78        (0.03)        (0.47)           --            --              --
 Class Y......................     8.84         0.09         (0.50)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00         0.04         (1.22)           --            --              --
 Class B......................    10.00           @@         (1.19)           --            --              --
 Class C......................    10.00         0.01         (1.23)           --            --              --
 Class Y......................    10.00         0.06         (1.22)           --            --              --
THE HARTFORD MIDCAP FUND
 For the Year Ended October
   31, 2005
 Class A......................    22.61        (0.05)         4.24            --         (0.48)             --
 Class B......................    21.47        (0.24)         4.02            --         (0.48)             --
 Class C......................    21.52        (0.22)         4.04            --         (0.48)             --
 Class Y......................    23.43         0.07          4.40            --         (0.48)             --
 For the Year Ended October
   31, 2004
 Class A......................    20.58        (0.09)         2.12            --            --              --
 Class B......................    19.68        (0.25)         2.04            --            --              --
 Class C......................    19.71        (0.23)         2.04            --            --              --
 Class Y......................    21.21         0.02          2.20            --            --              --
 For the Year Ended October
   31, 2003
 Class A......................    15.50        (0.08)         5.16            --            --              --
 Class B......................    14.93        (0.20)         4.95            --            --              --
 Class C......................    14.94        (0.18)         4.95            --            --              --
 Class Y......................    15.88           @@          5.33            --            --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................    16.57        (0.10)        (0.97)           --            --              --
 Class B......................    16.07        (0.21)        (0.93)           --            --              --
 Class C......................    16.08        (0.21)        (0.93)           --            --              --
 Class Y......................    16.89        (0.02)        (0.99)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    22.42        (0.03)        (3.89)           --         (1.93)             --
 Class B......................    21.96        (0.09)        (3.87)           --         (1.93)             --
 Class C......................    21.96        (0.12)        (3.83)           --         (1.93)             --
 Class Y......................    22.72           @@         (3.90)           --         (1.93)             --

                                                             -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------------------
                                                                        RATIO OF         RATIO OF
                                                                        EXPENSES         EXPENSES       RATIO OF
                                                                       TO AVERAGE       TO AVERAGE        NET
                                NET ASSET               NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                   END        TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                OF PERIOD   RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------   ----------   --------------   --------------   ----------   ---------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 For the Year Ended October
   31, 2005
 Class A......................   $14.27       18.90%    $   34,896        1.82%            1.60%(g)       0.71%        112%
 Class B......................    13.91       17.96          6,101        2.78             2.35(g)       (0.02)         --
 Class C......................    13.78       17.96         12,614        2.46             2.35(g)       (0.06)         --
 Class Y......................    14.41       19.40         65,828        1.28             1.20(g)        1.13          --
 For the Year Ended October
   31, 2004
 Class A......................    13.44       11.39         23,934        1.99             1.65(g)        0.90         119
 Class B......................    13.23       10.62          3,726        2.89             2.35(g)        0.15          --
 Class C......................    13.12       10.63         10,072        2.60             2.35(g)        0.27          --
 Class Y......................    13.54       11.80         42,449        1.41             1.20(g)        1.26          --
 For the Year Ended October
   31, 2003(f)
 Class A......................    12.93       54.76         12,320        2.36             1.65           0.72         166
 Class B......................    12.82       53.72          2,237        3.09             2.35           0.03          --
 Class C......................    12.72       53.62          3,004        2.96             2.35          (0.03)         --
 Class Y......................    13.02       55.47         25,154        1.64             1.20           0.93          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.37       (5.10)         4,598        3.09             1.65           0.44         194
 Class B......................     8.34       (5.34)           926        3.81             2.35          (0.26)         --
 Class C......................     8.28       (5.70)           859        3.53             2.35          (0.26)         --
 Class Y......................     8.43       (4.64)           969        1.91             1.20           0.89          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     8.82      (11.80)(d)      2,156        3.46(b)          1.65(b)        0.86(b)      128
 Class B......................     8.81      (11.90)(d)        275        4.12(b)          2.35(b)        0.16(b)       --
 Class C......................     8.78      (12.20)(d)        425        4.12(b)          2.35(b)        0.16(b)       --
 Class Y......................     8.84      (11.60)(d)        265        2.92(b)          1.20(b)        1.31(b)       --
THE HARTFORD MIDCAP FUND
 For the Year Ended October
   31, 2005
 Class A......................    26.32       18.85      1,677,327        1.30             1.30(h)       (0.20)         74
 Class B......................    24.77       17.92        464,175        2.08             2.08(h)       (0.98)         --
 Class C......................    24.86       18.07        499,502        1.99             1.99(h)       (0.89)         --
 Class Y......................    27.42       19.40        139,273        0.83             0.83(h)        0.26          --
 For the Year Ended October
   31, 2004
 Class A......................    22.61        9.86      1,544,968        1.37             1.37(h)       (0.41)         52
 Class B......................    21.47        9.10        438,658        2.11             2.11(h)       (1.15)         --
 Class C......................    21.52        9.18        484,268        2.02             2.02(h)       (1.06)         --
 Class Y......................    23.43       10.47        104,534        0.85             0.85(h)        0.11          --
 For the Year Ended October
   31, 2003
 Class A......................    20.58       32.77      1,413,021        1.50             1.48          (0.58)         70
 Class B......................    19.68       31.82        424,959        2.23             2.20          (1.30)         --
 Class C......................    19.71       31.93        477,891        2.10             2.10          (1.21)         --
 Class Y......................    21.21       33.56         83,996        0.90             0.90          (0.01)         --
 For the Year Ended October
   31, 2002(f)
 Class A......................    15.50       (6.46)       704,238        1.56             1.45          (0.65)        109
 Class B......................    14.93       (7.09)       266,650        2.24             2.15          (1.35)         --
 Class C......................    14.94       (7.09)       275,305        2.12             2.12          (1.31)         --
 Class Y......................    15.88       (5.98)        27,319        0.92             0.92          (0.08)         --
 For the Year Ended October
   31, 2001
 Class A......................    16.57      (18.94)       612,750        1.43             1.38          (0.53)        116
 Class B......................    16.07      (19.58)       265,683        2.11             2.11          (1.28)         --
 Class C......................    16.08      (19.53)       285,908        2.09             2.09          (1.24)         --
 Class Y......................    16.89      (18.58)        52,576        0.88             0.88          (0.03)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.55%, 2.30%, 2.30% and 1.15% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.30%, 2.29% and 1.15% for Classes A, B, C and Y, respectively.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.28%, 2.06%, 1.97% and 0.81% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.10%, 2.00% and 0.84% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --

                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD MIDCAP VALUE FUND
 For the Year Ended October
   31, 2005
 Class A......................   $12.89       $(0.04)       $ 1.41        $   --        $(0.97)          $  --
 Class B......................    12.59        (0.14)         1.37            --         (0.97)             --
 Class C......................    12.59        (0.15)         1.38            --         (0.97)             --
 Class Y......................    13.11         0.01          1.44            --         (0.97)             --
 For the Year Ended October
   31, 2004
 Class A......................    11.32        (0.04)         1.61            --            --              --
 Class B......................    11.12        (0.13)         1.60            --            --              --
 Class C......................    11.13        (0.13)         1.59            --            --              --
 Class Y......................    11.46        (0.01)         1.66            --            --              --
 For the Year Ended October
   31, 2003(f)
 Class A......................     8.34        (0.03)         3.01            --            --              --
 Class B......................     8.25        (0.09)         2.96            --            --              --
 Class C......................     8.25        (0.09)         2.97            --            --              --
 Class Y......................     8.39         0.02          3.05            --            --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.48        (0.02)        (0.12)           --            --              --
 Class B......................     8.46        (0.09)        (0.12)           --            --              --
 Class C......................     8.46        (0.09)        (0.12)           --            --              --
 Class Y......................     8.50         0.01         (0.12)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00        (0.01)        (1.51)           --            --              --
 Class B......................    10.00        (0.02)        (1.52)           --            --              --
 Class C......................    10.00        (0.02)        (1.52)           --            --              --
 Class Y......................    10.00        (0.01)        (1.49)           --            --              --
THE HARTFORD MONEY MARKET FUND
 For the Year Ended October
   31, 2005
 Class A......................     1.00         0.02            --         (0.02)           --              --
 Class B......................     1.00         0.01            --         (0.01)           --              --
 Class C......................     1.00         0.01            --         (0.01)           --              --
 Class Y......................     1.00         0.02            --         (0.02)           --              --
 For the Year Ended October
   31, 2004
 Class A......................     1.00        0.003            --        (0.003)           --              --
 Class B......................     1.00        0.000            --        (0.000)           --              --
 Class C......................     1.00        0.000            --        (0.000)           --              --
 Class Y......................     1.00        0.007            --        (0.007)           --              --
 For the Year Ended October
   31, 2003
 Class A......................     1.00        0.003            --        (0.003)           --              --
 Class B......................     1.00           --            --            --            --              --
 Class C......................     1.00           --            --            --            --              --
 Class Y......................     1.00        0.008            --        (0.008)           --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     1.00        0.011            --        (0.011)           --              --
 Class B......................     1.00        0.004            --        (0.004)           --              --
 Class C......................     1.00        0.004            --        (0.004)           --              --
 Class Y......................     1.00        0.017            --        (0.017)           --              --
 For the Year Ended October
   31, 2001
 Class A......................     1.00         0.04            --         (0.04)           --              --
 Class B......................     1.00         0.03            --         (0.03)           --              --
 Class C......................     1.00         0.03            --         (0.03)           --              --
 Class Y......................     1.00         0.04            --         (0.04)           --              --

                                                              -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                                         RATIO OF         RATIO OF
                                                                         EXPENSES         EXPENSES       RATIO OF
                                                                        TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                 AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                 END OF       TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                ---------   ---------    ----------   --------------   --------------   ----------   ---------
THE HARTFORD MIDCAP VALUE FUND
 For the Year Ended October
   31, 2005
 Class A......................   $13.29       11.31%      $280,662         1.49%            1.40%(h)      (0.31)%        49%
 Class B......................    12.85       10.40         59,350         2.33             2.15(h)       (1.06)         --
 Class C......................    12.85       10.40         61,194         2.19             2.15(h)       (1.06)         --
 Class Y......................    13.59       11.76         39,965         0.96             0.96(h)        0.13          --
 For the Year Ended October
   31, 2004
 Class A......................    12.89       13.87        280,173         1.56             1.45(h)       (0.03)         46
 Class B......................    12.59       13.22         60,558         2.36             2.15(h)       (1.04)         --
 Class C......................    12.59       13.12         67,132         2.20             2.15(h)       (1.04)         --
 Class Y......................    13.11       14.40          2,474         0.90             0.90(h)       (0.12)         --
 For the Year Ended October
   31, 2003(f)
 Class A......................    11.32       35.73        155,614         1.60             1.45          (0.35)         56
 Class B......................    11.12       34.79         42,407         2.33             2.15          (1.05)         --
 Class C......................    11.13       34.91         49,566         2.20             2.15          (1.05)         --
 Class Y......................    11.46       36.59             29         1.03             1.00           0.16          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.34       (1.65)        94,532         1.68             1.45          (0.23)         40
 Class B......................     8.25       (2.48)        26,556         2.38             2.15          (0.95)         --
 Class C......................     8.25       (2.48)        32,274         2.27             2.15          (0.96)         --
 Class Y......................     8.39       (1.29)           252         1.02             1.00           0.23          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     8.48      (15.20)(d)     26,812         1.69(b)          1.40(b)       (0.20)(b)      28
 Class B......................     8.46      (15.40)(d)      7,158         2.38(b)          2.10(b)       (0.90)(b)      --
 Class C......................     8.46      (15.40)(d)      8,975         2.37(b)          2.10(b)       (0.90)(b)      --
 Class Y......................     8.50      (15.00)(d)        255         1.11(b)          0.95(b)        0.25(b)       --
THE HARTFORD MONEY MARKET FUND
 For the Year Ended October
   31, 2005
 Class A......................     1.00        1.99        182,308         1.22             0.95(i)        1.96         N/A
 Class B......................     1.00        1.23         30,716         1.88             1.70(i)        1.16          --
 Class C......................     1.00        1.23         18,790         1.80             1.70(i)        1.19          --
 Class Y......................     1.00        2.40         16,114         0.61             0.55(i)        2.47          --
 For the Year Ended October
   31, 2004
 Class A......................     1.00        0.28        205,442         1.22             1.00           0.27         N/A
 Class B......................     1.00        0.01         45,836         1.82             1.25           0.01          --
 Class C......................     1.00        0.01         26,626         1.77             1.27           0.01          --
 Class Y......................     1.00        0.72          9,698         0.56             0.55           0.96          --
 For the Year Ended October
   31, 2003
 Class A......................     1.00        0.32        246,199         1.28             1.00           0.33         N/A
 Class B......................     1.00        0.00         67,732         2.01             1.33(j)        0.01          --
 Class C......................     1.00        0.00         29,955         1.89             1.36(j)        0.01          --
 Class Y......................     1.00        0.78          1,162         0.68             0.55           0.84          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     1.00        1.09        302,862         1.30             1.00           1.06         N/A
 Class B......................     1.00        0.43         99,048         1.96             1.70           0.37          --
 Class C......................     1.00        0.42         65,894         1.82             1.70           0.37          --
 Class Y......................     1.00        1.72          2,815         0.62             0.55           1.51          --
 For the Year Ended October
   31, 2001
 Class A......................     1.00        4.02         86,748         1.19             1.00           3.63         N/A
 Class B......................     1.00        3.31         48,998         1.85             1.70           2.93          --
 Class C......................     1.00        3.31         53,873         1.82             1.70           2.93          --
 Class Y......................     1.00        4.49         33,309         0.61             0.55           4.08          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13%, 2.13% and .94% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13%, 2.13% and 0.88% for Classes A, B, C and Y, respectively.
(i) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70%, 1.70% and 0.55% for Classes A, B, C and Y, respectively.
(j) Expense ratio includes a practical waiver of 12b-1 fees.
@@ The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD RETIREMENT INCOME
 FUND(g)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................   $10.00       $ 0.02        $(0.14)       $(0.01)       $   --           $  --
 Class B......................    10.00         0.01         (0.14)           @@            --              --
 Class C......................    10.00         0.01         (0.14)           @@            --              --
 Class Y......................    10.00         0.01         (0.14)        (0.01)           --              --
THE HARTFORD SELECT MIDCAP
 GROWTH FUND
 From (commencement of
   operations) January 1,
   2005, through October 31,
   2005
 Class A......................    10.06        (0.06)         0.14            --            --              --
 Class B......................    10.06        (0.09)         0.11            --            --              --
 Class C......................    10.06        (0.09)         0.11            --            --              --
 Class Y......................    10.06        (0.05)         0.16            --            --              --
THE HARTFORD SELECT MIDCAP
 VALUE FUND
 From (commencement of
   operations) April 29, 2005,
   through October 31, 2005
 Class A......................    10.00           @@          0.79            --            --              --
 Class B......................    10.00        (0.03)         0.78            --            --              --
 Class C......................    10.00        (0.03)         0.78            --            --              --
 Class Y......................    10.00         0.02          0.79            --            --              --
THE HARTFORD SELECT SMALLCAP
 GROWTH FUND
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................    10.00        (0.01)        (0.41)           --            --              --
 Class B......................    10.00        (0.01)        (0.42)           --            --              --
 Class C......................    10.00        (0.01)        (0.42)           --            --              --
 Class Y......................    10.00           @@         (0.42)           --            --              --
THE HARTFORD SHORT DURATION
 FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.08         0.33         (0.24)        (0.32)           --              --
 Class B......................    10.08         0.25         (0.23)        (0.25)           --              --
 Class C......................    10.08         0.25         (0.23)        (0.25)           --              --
 Class Y......................    10.07         0.35         (0.23)        (0.35)           --              --
 For the Year Ended October
   31, 2004
 Class A......................    10.14         0.30         (0.06)        (0.30)           --              --
 Class B......................    10.14         0.23         (0.06)        (0.23)           --              --
 Class C......................    10.14         0.23         (0.06)        (0.23)           --              --
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................    10.11         0.30         (0.04)        (0.30)           --              --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.30          0.14         (0.30)           --              --
 Class B......................    10.00         0.23          0.14         (0.23)           --              --
 Class C......................    10.00         0.23          0.14         (0.23)           --              --

                                                                -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------------------------
                                                                              RATIO OF         RATIO OF
                                                                              EXPENSES         EXPENSES       RATIO OF
                                                                             TO AVERAGE       TO AVERAGE        NET
                                                              NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                  NET ASSET                   AT END OF        BEFORE           AFTER          INCOME     PORTFOLIO
                                  VALUE AT        TOTAL         PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE   TURNOVER
                                END OF PERIOD   RETURN(c)      (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS    RATE(e)
                                -------------   ---------     ----------   --------------   --------------   ----------   ---------
THE HARTFORD RETIREMENT INCOME
 FUND(g)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................      $ 9.87        (1.22)%(d)   $    47          0.63%(b)         0.53%(b)       4.08%(b)      83%
 Class B......................        9.87        (1.29)(d)         10          1.36(b)          1.26(b)        1.76(b)       --
 Class C......................        9.87        (1.29)(d)         10          1.36(b)          1.26(b)        1.76(b)       --
 Class Y......................        9.86        (1.30)(d)         10          0.28(b)          0.28(b)        2.75(b)       --
THE HARTFORD SELECT MIDCAP
 GROWTH FUND
 From (commencement of
   operations) January 1,
   2005, through October 31,
   2005
 Class A......................       10.14         0.80(d)      14,995          2.22(b)          1.50(b)(h)    (0.95)(b)      97
 Class B......................       10.08         0.20(d)       2,354          3.35(b)          2.25(b)(h)    (1.70)(b)      --
 Class C......................       10.08         0.20(d)       1,741          3.26(b)          2.25(b)(h)    (1.70)(b)      --
 Class Y......................       10.17         1.09(d)         210          1.66(b)          1.10(b)(h)    (0.55)(b)      --
THE HARTFORD SELECT MIDCAP
 VALUE FUND
 From (commencement of
   operations) April 29, 2005,
   through October 31, 2005
 Class A......................       10.79         7.90(d)      22,423          1.67(b)          1.55(b)(i)    (0.08)(b)      30
 Class B......................       10.75         7.50(d)       1,714          2.64(b)          2.30(b)(i)    (0.92)(b)      --
 Class C......................       10.75         7.50(d)       2,885          2.53(b)          2.30(b)(i)    (0.96)(b)      --
 Class Y......................       10.81         8.10(d)         541          1.36(b)          1.15(b)(i)     0.37(b)       --
THE HARTFORD SELECT SMALLCAP
 GROWTH FUND
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................        9.58        (4.20)(d)      5,217          1.65(b)          1.65(b)       (0.76)(b)       4
 Class B......................        9.57        (4.30)(d)        199          2.40(b)          2.40(b)       (1.51)(b)      --
 Class C......................        9.57        (4.30)(d)        204          2.39(b)          2.39(b)       (1.52)(b)      --
 Class Y......................        9.58        (4.20)(d)        192          1.20(b)          1.20(b)       (0.31)(b)      --
THE HARTFORD SHORT DURATION
 FUND
 For the Year Ended October
   31, 2005
 Class A......................        9.85         0.92         29,212          1.05             0.90(j)        3.23         123
 Class B......................        9.85         0.17          8,814          1.89             1.65(j)        2.47          --
 Class C......................        9.85         0.17         22,973          1.78             1.65(j)        2.47          --
 Class Y......................        9.84         1.18         82,439          0.67             0.65(j)        3.53          --
 For the Year Ended October
   31, 2004
 Class A......................       10.08         2.40         39,148          1.06             0.95           2.95         108
 Class B......................       10.08         1.68         12,267          1.84             1.65           2.26          --
 Class C......................       10.08         1.68         34,949          1.76             1.65           2.26          --
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................       10.07         2.62(d)      31,429          0.61(b)          0.60(b)        3.03(b)       --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................       10.14         4.48         32,753          1.34(b)          0.95(b)        3.14(b)      113
 Class B......................       10.14         3.77         10,206          2.09(b)          1.65(b)        2.46(b)       --
 Class C......................       10.14         3.77         30,660          1.96(b)          1.65(b)        2.44(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the period ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.49%, 2.24%, 2.24% and 1.09% for Classes A, B, C and Y, respectively.
(i) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the period ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.54%, 2.29%, 2.29% and 1.14% for Classes A, B, C and Y, respectively.
(j) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.90%, 1.65%, 1.65% and 0.65% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD SMALL COMPANY
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $15.09       $(0.16)       $3.52        $     --        $  --         $     --
 Class B......................    14.17        (0.29)        3.32              --           --               --
 Class C......................    14.19        (0.29)        3.32              --           --               --
 Class Y......................    15.74        (0.07)        3.66              --           --               --
 For the Year Ended October
   31, 2004
 Class A......................    14.28        (0.18)        0.99              --           --               --
 Class B......................    13.51        (0.27)        0.93              --           --               --
 Class C......................    13.52        (0.28)        0.95              --           --               --
 Class Y......................    14.83        (0.06)        0.97              --           --               --
 For the Year Ended October
   31, 2003
 Class A......................     9.93        (0.13)        4.48              --           --               --
 Class B......................     9.46        (0.20)        4.25              --           --               --
 Class C......................     9.47        (0.20)        4.25              --           --               --
 Class Y......................    10.27        (0.09)        4.65              --           --               --
 For the Year Ended October
   31, 2002(f)
 Class A......................    12.00        (0.12)       (1.95)             --           --               --
 Class B......................    11.52        (0.20)       (1.86)             --           --               --
 Class C......................    11.53        (0.20)       (1.86)             --           --               --
 Class Y......................    12.35        (0.06)       (2.02)             --           --               --
 For the Year Ended October
   31, 2001
 Class A......................    18.08        (0.08)       (5.41)             --        (0.59)              --
 Class B......................    17.49        (0.16)       (5.22)             --        (0.59)              --
 Class C......................    17.51        (0.19)       (5.20)             --        (0.59)              --
 Class Y......................    18.50        (0.02)       (5.54)             --        (0.59)              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------------------------
                                                                         RATIO OF          RATIO OF
                                                                         EXPENSES          EXPENSES       RATIO OF
                                                                        TO AVERAGE        TO AVERAGE        NET
                                NET ASSET                NET ASSETS     NET ASSETS        NET ASSETS     INVESTMENT
                                VALUE AT                 AT END OF        BEFORE            AFTER          INCOME      PORTFOLIO
                                   END        TOTAL        PERIOD      WAIVERS AND       WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS    REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------    ----------   --------------    --------------   ----------    ---------
THE HARTFORD SMALL COMPANY
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $18.45       22.27%      $159,577        1.57%              1.40%(h)      (0.88)%       104%
 Class B......................    17.20       21.38         56,664         2.39              2.15(h)       (1.63)          --
 Class C......................    17.22       21.35         44,564         2.30              2.15(h)       (1.63)          --
 Class Y......................    19.33       22.81         43,274         0.97              0.97(h)       (0.43)          --
 For the Year Ended October
   31, 2004
 Class A......................    15.09        5.67        156,278         1.62              1.45(h)       (1.15)         142
 Class B......................    14.17        4.88         58,438         2.40              2.15(h)       (1.85)          --
 Class C......................    14.19        4.96         49,327         2.30              2.15(h)       (1.85)          --
 Class Y......................    15.74        6.14         15,731         0.99              0.99(h)       (0.71)          --
 For the Year Ended October
   31, 2003
 Class A......................    14.28       43.81        141,327         1.63              1.45          (1.19)         179
 Class B......................    13.51       42.81         58,286         2.36              2.15          (1.89)          --
 Class C......................    13.52       42.77         52,010         2.23              2.15          (1.88)          --
 Class Y......................    14.83       44.40         14,472         1.05              1.00          (0.73)          --
 For the Year Ended October
   31, 2002(f)
 Class A......................     9.93      (17.25)        96,302         1.64              1.45          (0.97)         226
 Class B......................     9.46      (17.88)        41,439         2.31              2.15          (1.67)          --
 Class C......................     9.47      (17.87)        38,938         2.20              2.15          (1.65)          --
 Class Y......................    10.27      (16.84)        10,834         1.00              1.00          (0.53)          --
 For the Year Ended October
   31, 2001
 Class A......................    12.00      (31.36)       116,398         1.51              1.45          (0.64)         224
 Class B......................    11.52      (31.80)        49,738         2.19              2.15          (1.34)          --
 Class C......................    11.53      (31.82)        51,234         2.17              2.15          (1.34)          --
 Class Y......................    12.35      (31.02)        33,473         0.95              0.95          (0.14)          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.35%, 2.10%, 2.10% and .92% for classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10%, 2.10% and 0.94% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $24.60       $(0.15)      $  3.85        $  --         $    --          $  --
 Class B......................    22.39        (0.32)         3.50           --              --             --
 Class C......................    22.39        (0.28)         3.45           --              --             --
 Class H......................    22.46        (0.34)         3.57           --              --             --
 Class L......................    24.60        (0.13)         3.89           --              --             --
 Class M......................    22.44        (0.33)         3.55           --              --             --
 Class N......................    22.46        (0.33)         3.56           --              --             --
 Class Y......................    24.88        (0.04)         3.90           --              --             --
 For the Year Ended October
   31, 2004
 Class A......................    22.91        (0.15)         1.84           --              --             --
 Class B......................    20.99        (0.28)         1.68           --              --             --
 Class C......................    20.99        (0.27)         1.67           --              --             --
 Class H......................    21.02        (0.34)         1.78           --              --             --
 Class L......................    22.90        (0.19)         1.89           --              --             --
 Class M......................    21.00        (0.32)         1.76           --              --             --
 Class N......................    21.02        (0.31)         1.75           --              --             --
 Class Y......................    23.06        (0.02)         1.84           --              --             --
 For the Year Ended October
   31, 2003
 Class A......................    15.57        (0.09)         7.43           --              --             --
 Class B......................    14.36        (0.15)         6.78           --              --             --
 Class C......................    14.35        (0.16)         6.80           --              --             --
 Class H......................    14.37        (0.25)         6.90           --              --             --
 Class L......................    15.56        (0.15)         7.49           --              --             --
 Class M......................    14.36        (0.24)         6.88           --              --             --
 Class N......................    14.37        (0.24)         6.89           --              --             --
 Class Y......................    15.61        (0.08)         7.53           --              --             --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    20.21        (0.06)        (4.58)          --              --             --
 Class B......................    18.73        (0.08)        (4.29)          --              --             --
 Class C......................    18.73        (0.09)        (4.29)          --              --             --
 Class Y......................    20.21        (0.08)        (4.52)          --              --             --
 For the Year Ended October
   31, 2002
 Class H......................    17.71        (0.36)        (2.65)          --           (0.33)            --
 Class L......................    19.04        (0.20)        (2.95)          --           (0.33)            --
 Class M......................    17.70        (0.33)        (2.68)          --           (0.33)            --
 Class N......................    17.71        (0.34)        (2.67)          --           (0.33)            --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.77        (0.04)        (2.02)          --              --             --
 Class L......................    21.24        (0.03)        (2.17)          --              --             --
 Class M......................    19.76        (0.04)        (2.02)          --              --             --
 Class N......................    19.77        (0.04)        (2.02)          --              --             --
 For the Year Ended August 31,
   2001
 Class H......................    57.72        (0.72)       (24.24)          --          (12.99)            --
 Class L......................    60.44        (0.17)       (26.04)          --          (12.99)            --
 Class M......................    57.66        (0.68)       (24.23)          --          (12.99)            --
 Class N......................    57.71        (0.71)       (24.24)          --          (12.99)            --

                                                                 -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------------
                                                                              RATIO OF          RATIO OF
                                                                              EXPENSES          EXPENSES       RATIO OF
                                                                             TO AVERAGE        TO AVERAGE        NET
                                                             NET ASSETS      NET ASSETS        NET ASSETS     INVESTMENT
                                  NET ASSET                  AT END OF         BEFORE            AFTER          INCOME     PORTFOLIO
                                  VALUE AT        TOTAL        PERIOD       WAIVERS AND       WAIVERS AND     TO AVERAGE   TURNOVER
                                END OF PERIOD   RETURN(c)     (000's)      REIMBURSEMENTS    REIMBURSEMENTS   NET ASSETS    RATE(e)
                                -------------   ---------    ----------    --------------    --------------   ----------   ---------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Year Ended October
   31, 2005
 Class A......................      $28.30        15.04%      $ 66,403         1.62%              1.40%(f)      (0.65)%        81%
 Class B......................       25.57        14.20         16,230          2.51              2.15(f)       (1.40)         --
 Class C......................       25.56        14.16         15,668          2.33              2.15(f)       (1.40)         --
 Class H......................       25.69        14.38         15,245          1.96              1.96(f)       (1.21)         --
 Class L......................       28.36        15.28        119,114          1.21              1.21(f)       (0.46)         --
 Class M......................       25.66        14.35         15,461          1.96              1.96(f)       (1.21)         --
 Class N......................       25.69        14.38          5,969          1.96              1.96(f)       (1.21)         --
 Class Y......................       28.74        15.52         55,933          0.98              0.98(f)       (0.23)         --
 For the Year Ended October
   31, 2004
 Class A......................       24.60         7.38         42,962          1.77              1.45(f)       (0.81)        102
 Class B......................       22.39         6.67         11,930          2.59              2.15(f)       (1.51)         --
 Class C......................       22.39         6.67         10,140          2.38              2.15(f)       (1.51)         --
 Class H......................       22.46         6.85         17,328          1.98              1.98(f)       (1.34)         --
 Class L......................       24.60         7.42        114,266          1.43              1.43(f)       (0.79)         --
 Class M......................       22.44         6.86         16,154          1.98              1.98(f)       (1.34)         --
 Class N......................       22.46         6.85          6,115          1.98              1.98(f)       (1.34)         --
 Class Y......................       24.88         7.89          5,788          1.03              1.03(f)       (0.47)         --
 For the Year Ended October
   31, 2003
 Class A......................       22.91        47.14         17,544          1.61              1.45          (0.83)        122
 Class B......................       20.99        46.17          6,571          2.31              2.15          (1.53)         --
 Class C......................       20.99        46.27          5,076          2.22              2.15          (1.53)         --
 Class H......................       21.02        46.28         20,767          2.05              2.05          (1.40)         --
 Class L......................       22.90        47.17        112,621          1.50              1.45          (0.80)         --
 Class M......................       21.00        46.24         17,992          2.05              2.05          (1.40)         --
 Class N......................       21.02        46.28          6,110          2.05              2.05          (1.40)         --
 Class Y......................       23.06        47.72              1          1.11              1.10          (0.46)         --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................       15.57       (22.97)(d)      3,457          1.82(b)           1.45(b)       (0.93)(b)      93
 Class B......................       14.36       (23.31)(d)      1,756          2.52(b)           2.15(b)       (1.60)(b)      --
 Class C......................       14.35       (23.37)(d)      1,432          2.38(b)           2.15(b)       (1.60)(b)      --
 Class Y......................       15.61       (22.77)(d)          1          1.06(b)           1.00(b)       (0.60)(b)      --
 For the Year Ended October
   31, 2002
 Class H......................       14.37       (17.41)        16,675          2.05              2.05          (1.65)         93
 Class L......................       15.56       (16.92)        86,414          1.50              1.45          (1.06)         --
 Class M......................       14.36       (17.42)        13,714          2.05              2.05          (1.65)         --
 Class N......................       14.37       (17.41)         4,757          2.05              2.05          (1.65)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................       17.71       (10.42)(d)     23,059          2.05(b)           2.05(b)       (1.57)(b)      17
 Class L......................       19.04       (10.36)(d)    121,440          1.50(b)           1.50(b)       (1.02)(b)      --
 Class M......................       17.70       (10.43)(d)     18,115          2.05(b)           2.05(b)       (1.57)(b)      --
 Class N......................       17.71       (10.42)(d)      6,495          2.05(b)           2.05(b)       (1.57)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................       19.77       (50.88)        26,051          1.94              1.94          (1.12)        151
 Class L......................       21.24       (50.60)       138,175          1.39              1.39          (0.57)         --
 Class M......................       19.76       (50.84)        20,522          1.94              1.94          (1.12)         --
 Class N......................       19.77       (50.87)         7,278          1.94              1.94          (1.12)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13%, 2.13%, 1.95%, 1.20%, 1.95%, 1.95% and 0.97% for Classes A, B,
    C, H, L, M, N and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14%, 2.14%, 1.97%, 1.42%, 1.97%, 1.97% and 1.02% for Classes A, B, C, H,
    L, M, N and Y, respectively.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD STOCK FUND
 For the Year Ended October
   31, 2005
 Class A......................   $16.76       $ 0.16        $ 1.57        $(0.10)       $   --           $  --
 Class B......................    15.76           @@          1.47            --            --              --
 Class C......................    15.84         0.04          1.47            --            --              --
 Class Y......................    17.49         0.24          1.66         (0.21)           --              --
 For the Year Ended October
   31, 2004
 Class A......................    16.21         0.03          0.52            --            --              --
 Class B......................    15.35        (0.10)         0.51            --            --              --
 Class C......................    15.41        (0.08)         0.51            --            --              --
 Class Y......................    16.81         0.10          0.58            --            --              --
 For the Year Ended October
   31, 2003
 Class A......................    13.73         0.04          2.44            --            --              --
 Class B......................    13.10        (0.07)         2.32            --            --              --
 Class C......................    13.13        (0.05)         2.33            --            --              --
 Class Y......................    14.15         0.12          2.54            --            --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................    16.89           @@         (3.16)           --            --              --
 Class B......................    16.24        (0.12)        (3.02)           --            --              --
 Class C......................    16.23        (0.08)        (3.02)           --            --              --
 Class Y......................    17.31         0.10         (3.26)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    23.40         0.02         (5.45)           --         (1.08)             --
 Class B......................    22.69        (0.09)        (5.28)           --         (1.08)             --
 Class C......................    22.68        (0.08)        (5.29)           --         (1.08)             --
 Class Y......................    23.85         0.09         (5.55)           --         (1.08)             --
THE HARTFORD TARGET RETIREMENT
 2010 FUND(g)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................    10.00         0.02         (0.20)           --            --              --
 Class B......................    10.00         0.01         (0.19)           --            --              --
 Class C......................    10.00         0.01         (0.19)           --            --              --
 Class Y......................    10.00         0.02         (0.19)           --            --              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------------------------
                                                                          RATIO OF         RATIO OF
                                                                          EXPENSES         EXPENSES       RATIO OF
                                                                         TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                 NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                  AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                   END         TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD    RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------    ---------    ----------   --------------   --------------   ----------    ---------
THE HARTFORD STOCK FUND
 For the Year Ended October
   31, 2005
 Class A......................   $18.39        10.36%     $  727,492       1.42%             1.33%(h)       0.89%          62%
 Class B......................    17.23         9.33         278,445        2.23             2.23(h)       (0.02)          --
 Class C......................    17.35         9.53         182,587        2.09             2.09(h)        0.17           --
 Class Y......................    19.18        10.91         107,578        0.83             0.83(h)        1.24           --
 For the Year Ended October
   31, 2004
 Class A......................    16.76         3.39         952,606        1.42             1.42(h)        0.18           29
 Class B......................    15.76         2.67         343,148        2.18             2.18(h)       (0.59)          --
 Class C......................    15.84         2.79         256,271        2.03             2.03(h)       (0.44)          --
 Class Y......................    17.49         4.04          80,932        0.80             0.80(h)        0.80           --
 For the Year Ended October
   31, 2003
 Class A......................    16.21        18.06         976,663        1.47             1.45           0.26           37
 Class B......................    15.35        17.18         376,437        2.20             2.18          (0.47)          --
 Class C......................    15.41        17.36         311,874        2.07             2.07          (0.36)          --
 Class Y......................    16.81        18.80          42,894        0.88             0.88           0.84           --
 For the Year Ended October
   31, 2002(f)
 Class A......................    13.73       (18.71)        880,371        1.47             1.42          (0.01)          48
 Class B......................    13.10       (19.34)        351,382        2.15             2.15          (0.74)          --
 Class C......................    13.13       (19.10)        313,173        2.03             2.03          (0.62)          --
 Class Y......................    14.15       (18.26)         34,116        0.85             0.85           0.58           --
 For the Year Ended October
   31, 2001
 Class A......................    16.89       (24.28)      1,031,549        1.33             1.28           0.05           38
 Class B......................    16.24       (24.80)        470,035        2.00             2.00          (0.67)          --
 Class C......................    16.23       (24.81)        430,238        1.99             1.99          (0.66)          --
 Class Y......................    17.31       (23.93)         27,004        0.79             0.79           0.54           --
THE HARTFORD TARGET RETIREMENT
 2010 FUND(g)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................     9.82        (1.80)(d)          11        0.65(b)          0.49(b)        2.53(b)        12
 Class B......................     9.82        (1.80)(d)          10        1.41(b)          1.26(b)        1.61(b)        --
 Class C......................     9.82        (1.80)(d)          10        1.41(b)          1.27(b)        1.60(b)        --
 Class Y......................     9.83        (1.70)(d)          10        0.32(b)          0.21(b)        2.65(b)        --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.21%, 2.07% and 0.82% for Classes A, B & C, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.42%, 2.18%, 2.03% and 0.80% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD TARGET RETIREMENT
 2020 FUND(G)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................   $10.00       $ 0.01        $(0.22)       $   --        $   --           $  --
 Class B......................    10.00         0.01         (0.23)           --            --              --
 Class C......................    10.00         0.01         (0.23)           --            --              --
 Class Y......................    10.00         0.01         (0.22)           --            --              --
THE HARTFORD TARGET RETIREMENT
 2030 FUND(g)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................    10.00         0.01         (0.26)           --            --              --
 Class B......................    10.00           @@         (0.26)           --            --              --
 Class C......................    10.00           @@         (0.26)           --            --              --
 Class Y......................    10.00         0.01         (0.26)           --            --              --
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.32         0.38            --         (0.38)           --              --
 Class B......................    10.31         0.29          0.01         (0.30)           --              --
 Class C......................    10.33         0.29          0.01         (0.30)           --              --
 For the Year Ended October
   31, 2004
 Class A......................     9.93         0.38          0.41         (0.40)           --              --
 Class B......................     9.92         0.34          0.38         (0.33)           --              --
 Class C......................     9.93         0.32          0.41         (0.33)           --              --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.37         (0.07)        (0.37)           --              --
 Class B......................    10.00         0.30         (0.08)        (0.30)           --              --
 Class C......................    10.00         0.30         (0.07)        (0.30)           --              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------------------------
                                                                          RATIO OF         RATIO OF
                                                                          EXPENSES         EXPENSES       RATIO OF
                                                                         TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                 NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                  AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                   END        TOTAL         PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)      (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------     ----------   --------------   --------------   ----------    ---------
THE HARTFORD TARGET RETIREMENT
 2020 FUND(G)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................   $ 9.79       (2.10)%(d)   $   144          0.66%(b)         0.51%(b)       2.77%(b)       28%
 Class B......................     9.78       (2.20)(d)         10          1.37(b)          1.25(b)        0.86(b)        --
 Class C......................     9.78       (2.20)(d)         10          1.37(b)          1.26(b)        0.85(b)        --
 Class Y......................     9.79       (2.10)(d)         10          0.29(b)          0.20(b)        1.91(b)        --
THE HARTFORD TARGET RETIREMENT
 2030 FUND(g)
 From (commencement of
   operations) September 30,
   2005, through October 31,
   2005
 Class A......................     9.75       (2.50)(d)         10          0.69(b)          0.48(b)        0.76(b)        14
 Class B......................     9.74       (2.60)(d)         10          1.39(b)          1.24(b)          @@(b)        --
 Class C......................     9.74       (2.60)(d)          9          1.39(b)          1.24(b)          @@(b)        --
 Class Y......................     9.75       (2.50)(d)         10          0.34(b)          0.19(b)        1.05(b)        --
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.32        3.69         15,601          1.02             0.90(h)        3.64           31
 Class B......................    10.31        2.92          1,305          1.80             1.65(h)        2.90           --
 Class C......................    10.33        2.91          1,937          1.80             1.65(h)        2.90           --
 For the Year Ended October
   31, 2004
 Class A......................    10.32        8.15         14,846          1.03             0.95           3.85           41
 Class B......................    10.31        7.40          1,017          1.84             1.65           3.12           --
 Class C......................    10.33        7.49          1,448          1.85             1.65           3.06           --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................     9.93        3.06(d)      10,799          1.57(b)          0.95(b)        3.73(b)        64
 Class B......................     9.92        2.23(d)       1,827          2.32(b)          1.65(b)        3.07(b)        --
 Class C......................     9.93        2.34(d)       1,230          2.18(b)          1.65(b)        3.02(b)        --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.89%, 1.64% and 1.64% for Classes A, B and C, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE TAX-FREE MINNESOTA FUND
 For the Year Ended October
   31, 2005(f)
 Class A......................   $10.44       $0.39         $(0.22)       $(0.39)       $   --         $     --
 Class B......................    10.45        0.31          (0.21)        (0.32)           --               --
 Class C......................    10.46        0.32          (0.21)        (0.32)           --               --
 Class E......................    10.50        0.39          (0.21)        (0.40)           --               --
 Class H......................    10.49        0.31          (0.20)        (0.32)           --               --
 Class L......................    10.47        0.39          (0.22)        (0.39)           --               --
 Class M......................    10.48        0.31          (0.20)        (0.32)           --               --
 Class N......................    10.49        0.31          (0.21)        (0.32)           --               --
 Class Y......................    10.44        0.40          (0.23)        (0.39)           --               --
 For the Year Ended October
   31, 2004
 Class A......................    10.46        0.41           0.24         (0.40)        (0.27)              --
 Class B......................    10.46        0.33           0.25         (0.32)        (0.27)              --
 Class C......................    10.48        0.33           0.24         (0.32)        (0.27)              --
 Class E......................    10.52        0.43           0.25         (0.43)        (0.27)              --
 Class H......................    10.51        0.37           0.20         (0.32)        (0.27)              --
 Class L......................    10.49        0.41           0.24         (0.40)        (0.27)              --
 Class M......................    10.50        0.36           0.21         (0.32)        (0.27)              --
 Class N......................    10.50        0.33           0.25         (0.32)        (0.27)              --
 Class Y......................    10.47        0.43           0.24         (0.43)        (0.27)              --
 For the Year Ended October
   31, 2003(f)
 Class A......................    10.46        0.38           0.05         (0.38)        (0.05)              --
 Class B......................    10.47        0.31           0.04         (0.31)        (0.05)              --
 Class C......................    10.48        0.31           0.05         (0.31)        (0.05)              --
 Class E......................    10.53        0.41           0.05         (0.42)        (0.05)              --
 Class H......................    10.52        0.30           0.06         (0.32)        (0.05)              --
 Class L......................    10.49        0.39           0.05         (0.39)        (0.05)              --
 Class M......................    10.49        0.31           0.07         (0.32)        (0.05)              --
 Class N......................    10.51        0.31           0.05         (0.32)        (0.05)              --
 Class Y......................    10.49        0.40           0.06         (0.43)        (0.05)              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.29        0.26           0.16         (0.25)           --               --
 Class B......................    10.27        0.20           0.20         (0.20)           --               --
 Class C......................    10.27        0.20           0.21         (0.20)           --               --
 Class Y......................    10.29        0.29           0.20         (0.29)           --               --
 For the Year Ended October
   31, 2002
 Class E......................    10.45        0.40           0.07         (0.39)           --               --
 Class H......................    10.44        0.29           0.07         (0.28)           --               --
 Class L......................    10.42        0.37           0.06         (0.36)           --               --
 Class M......................    10.42        0.29           0.06         (0.28)           --               --
 Class N......................    10.44        0.29           0.06         (0.28)           --               --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    10.35        0.04           0.10         (0.04)           --               --
 Class H......................    10.34        0.03           0.10         (0.03)           --               --
 Class L......................    10.31        0.04           0.11         (0.04)           --               --
 Class M......................    10.31        0.03           0.11         (0.03)           --               --
 Class N......................    10.34        0.03           0.10         (0.03)           --               --
 For the Year Ended September
   30, 2001
 Class E......................     9.91        0.48           0.45         (0.49)           --               --
 Class H......................     9.91        0.38           0.44         (0.39)           --               --
 Class L......................     9.88        0.45           0.45         (0.47)           --               --
 Class M......................     9.88        0.38           0.44         (0.39)           --               --
 Class N......................     9.90        0.38           0.45         (0.39)           --               --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------------------------
                                                                         RATIO OF          RATIO OF
                                                                         EXPENSES          EXPENSES       RATIO OF
                                                                        TO AVERAGE        TO AVERAGE        NET
                                NET ASSET                NET ASSETS     NET ASSETS        NET ASSETS     INVESTMENT
                                VALUE AT                 AT END OF        BEFORE            AFTER          INCOME      PORTFOLIO
                                   END        TOTAL        PERIOD      WAIVERS AND       WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS    REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------    ----------   --------------    --------------   ----------    ---------
THE TAX-FREE MINNESOTA FUND
 For the Year Ended October
   31, 2005(f)
 Class A......................   $10.22       1.66%       $ 5,547          1.26%             0.85%(g)       3.76%         10%
 Class B......................    10.23       0.91            814          2.02              1.60(g)        3.01          --
 Class C......................    10.25       1.01            418          2.03              1.60(g)        3.02          --
 Class E......................    10.28       1.68         25,770          0.87              0.87(g)        3.72          --
 Class H......................    10.28       1.00            116          1.87              1.60(g)        3.00          --
 Class L......................    10.25       1.62          2,890          1.12              0.90(g)        3.70          --
 Class M......................    10.27       1.00            127          1.87              1.60(g)        2.99          --
 Class N......................    10.27       0.91            197          1.87              1.60(g)        3.00          --
 Class Y......................    10.22       1.66             10          0.90              0.90(g)        3.83          --
 For the Year Ended October
   31, 2004
 Class A......................    10.44       6.37          4,286          1.27              0.98           3.87          13
 Class B......................    10.45       5.71            645          1.99              1.68           3.16          --
 Class C......................    10.46       5.60            321          1.98              1.69           3.15          --
 Class E......................    10.50       6.62         27,346          0.82              ..82           4.03          --
 Class H......................    10.49       5.61            116          1.82              1.68           3.16          --
 Class L......................    10.47       6.41          2,765          1.07              0.96           3.88          --
 Class M......................    10.48       5.61            206          1.82              1.70           3.14          --
 Class N......................    10.49       5.71            214          1.82              1.68           3.17          --
 Class Y......................    10.44       6.58              1          0.85              0.85           4.07          --
 For the Year Ended October
   31, 2003(f)
 Class A......................    10.46       4.23          3,242          1.50              1.15           3.58          17
 Class B......................    10.46       3.42            532          2.21              1.85           2.88          --
 Class C......................    10.48       3.51            414          2.09              1.85           2.88          --
 Class E......................    10.52       4.50         29,784          0.83              0.80           3.92          --
 Class H......................    10.51       3.46            155          1.81              1.78           2.89          --
 Class L......................    10.49       4.34          2,922          1.07              1.05           3.67          --
 Class M......................    10.50       3.67            454          1.82              1.80           2.92          --
 Class N......................    10.50       3.47            212          1.83              1.80           2.92          --
 Class Y......................    10.47       4.50              1          0.91              0.80           3.82          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.46       4.16(d)       2,073          1.37(b)           1.15(b)        3.57(b)       36
 Class B......................    10.47       3.93(d)         238          2.09(b)           1.85(b)        2.73(b)       --
 Class C......................    10.48       4.03(d)         304          1.92(b)           1.85(b)        2.79(b)       --
 Class Y......................    10.49       4.92(d)           1          0.65(b)           0.65(b)        3.83(b)       --
 For the Year Ended October
   31, 2002
 Class E......................    10.53       4.58         31,414          0.79              0.79           3.81          36
 Class H......................    10.52       3.56            577          1.81              1.81           2.81          --
 Class L......................    10.49       4.22          3,344          1.04              1.04           3.56          --
 Class M......................    10.49       3.46            562          1.79              1.79           2.81          --
 Class N......................    10.51       3.46            203          1.79              1.79           2.81          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    10.45       1.33(d)      32,533          0.84(b)           0.84(b)        4.28(b)       --
 Class H......................    10.44       1.25(d)       1,094          1.84(b)           1.84(b)        3.28(b)       --
 Class L......................    10.42       1.41(d)       3,543          1.09(b)           1.09(b)        4.03(b)       --
 Class M......................    10.42       1.35(d)         772          1.84(b)           1.84(b)        3.28(b)       --
 Class N......................    10.44       1.25(d)         203          1.84(b)           1.84(b)        3.28(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    10.35       9.58         32,259          0.85              0.85           4.70          18
 Class H......................    10.34       8.43          1,086          1.85              1.85           3.70          --
 Class L......................    10.31       9.24          3,570          1.10              1.10           4.45          --
 Class M......................    10.31       8.45            789          1.85              1.85           3.70          --
 Class N......................    10.34       8.55            200          1.85              1.85           3.70          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.84%, 1.59%, 1.59%, 0.87%, 1.59%, 0.89%, 1.59%, 1.59% and 0.90% for Classes
    A, B, C, E, H, L, M, N and Y, respectively.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD TAX-FREE NATIONAL
 FUND
 For the Year Ended October
   31, 2005(f)
 Class A......................   $11.22       $0.43         $(0.09)       $(0.43)        $  --            $--
 Class B......................    11.15        0.35          (0.09)        (0.35)           --            --
 Class C......................    11.18        0.35          (0.09)        (0.35)           --            --
 Class E......................    11.21        0.45          (0.10)        (0.44)           --            --
 Class H......................    11.18        0.35          (0.09)        (0.35)           --            --
 Class L......................    11.19        0.43          (0.09)        (0.43)           --            --
 Class M......................    11.18        0.35          (0.09)        (0.35)           --            --
 Class N......................    11.16        0.35          (0.09)        (0.35)           --            --
 Class Y......................    11.20        0.45          (0.10)        (0.44)           --            --
 For the Year Ended October
   31, 2004
 Class A......................    11.07        0.45           0.32         (0.45)        (0.17)           --
 Class B......................    11.00        0.37           0.32         (0.37)        (0.17)           --
 Class C......................    11.02        0.37           0.33         (0.37)        (0.17)           --
 Class E......................    11.05        0.47           0.33         (0.47)        (0.17)           --
 Class H......................    11.03        0.46           0.23         (0.37)        (0.17)           --
 Class L......................    11.04        0.44           0.33         (0.45)        (0.17)           --
 Class M......................    11.03        0.36           0.33         (0.37)        (0.17)           --
 Class N......................    11.01        0.37           0.32         (0.37)        (0.17)           --
 Class Y......................    11.06        0.47           0.32         (0.48)        (0.17)           --
 For the Year Ended October
   31, 2003
 Class A......................    11.28        0.41           0.04         (0.41)        (0.25)           --
 Class B......................    11.21        0.33           0.04         (0.33)        (0.25)           --
 Class C......................    11.23        0.33           0.04         (0.33)        (0.25)           --
 Class E......................    11.27        0.45           0.03         (0.45)        (0.25)           --
 Class H......................    11.24        0.36           0.02         (0.34)        (0.25)           --
 Class L......................    11.25        0.42           0.04         (0.42)        (0.25)           --
 Class M......................    11.24        0.34           0.04         (0.34)        (0.25)           --
 Class N......................    11.22        0.33           0.05         (0.34)        (0.25)           --
 Class Y......................    11.28        0.45           0.04         (0.46)        (0.25)           --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.99        0.26           0.30         (0.27)           --            --
 Class B......................    10.97        0.20           0.25         (0.21)           --            --
 Class C......................    10.97        0.20           0.27         (0.21)           --            --
 Class Y......................    10.99        0.33           0.27         (0.31)           --            --
 For the Year Ended October
   31, 2002
 Class E......................    11.18        0.41           0.12         (0.40)        (0.04)           --
 Class H......................    11.15        0.32           0.11         (0.30)        (0.04)           --
 Class L......................    11.16        0.39           0.12         (0.38)        (0.04)           --
 Class M......................    11.15        0.31           0.12         (0.30)        (0.04)           --
 Class N......................    11.13        0.31           0.12         (0.30)        (0.04)           --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    11.07        0.04           0.11         (0.04)           --            --
 Class H......................    11.03        0.03           0.12         (0.03)           --            --
 Class L......................    11.05        0.04           0.11         (0.04)           --            --
 Class M......................    11.04        0.03           0.11         (0.03)           --            --
 Class N......................    11.02        0.03           0.11         (0.03)           --            --
 For the Year Ended September
   30, 2001
 Class E......................    10.52        0.49           0.56         (0.50)           --            --
 Class H......................    10.49        0.37           0.56         (0.39)           --            --
 Class L......................    10.50        0.46           0.56         (0.47)           --            --
 Class M......................    10.49        0.38           0.56         (0.39)           --            --
 Class N......................    10.48        0.38           0.56         (0.40)           --            --

                                                                 -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------------
                                                                              RATIO OF         RATIO OF
                                                                              EXPENSES         EXPENSES       RATIO OF
                                                                             TO AVERAGE       TO AVERAGE        NET
                                NET ASSET                     NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                VALUE AT                      AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                   END        TOTAL             PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)          (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------         ----------   --------------   --------------   ----------    ---------
THE HARTFORD TAX-FREE NATIONAL
 FUND
 For the Year Ended October
   31, 2005(f)
 Class A......................   $11.13        3.10%           $46,163         1.26%             1.00%(g)       3.88%         22%
 Class B......................    11.06        2.36              6,889          2.03             1.75(g)        3.13          --
 Class C......................    11.09        2.35              8,496          1.99             1.75(g)        3.13          --
 Class E......................    11.12        3.20             30,993          0.91             0.91(g)        3.97          --
 Class H......................    11.09        2.35                290          1.91             1.75(g)        3.14          --
 Class L......................    11.10        3.06              7,958          1.16             1.05(g)        3.83          --
 Class M......................    11.09        2.35              1,294          1.91             1.75(g)        3.13          --
 Class N......................    11.07        2.36                495          1.91             1.75(g)        3.13          --
 Class Y......................    11.11        3.20                 10          0.95             0.95(g)        4.04          --
 For the Year Ended October
   31, 2004
 Class A......................    11.22        7.10             35,210          1.30             1.08           4.04          18
 Class B......................    11.15        6.39              6,236          2.01             1.78           3.32          --
 Class C......................    11.18        6.47              8,357          1.98             1.78           3.33          --
 Class E......................    11.21        7.45             32,101          0.89             0.89           4.21          --
 Class H......................    11.18        6.37                650          1.89             1.79           3.31          --
 Class L......................    11.19        7.12              7,687          1.15             1.08           4.02          --
 Class M......................    11.18        6.37              1,397          1.90             1.78           3.33          --
 Class N......................    11.16        6.38                547          1.90             1.78           3.32          --
 Class Y......................    11.20        7.36                  1          0.91             0.91           4.23          --
 For the Year Ended October
   31, 2003
 Class A......................    11.07        4.18             21,457          1.61             1.15           3.75          35
 Class B......................    11.00        3.43              6,598          2.33             1.85           3.05          --
 Class C......................    11.02        3.42              7,588          2.21             1.85           3.06          --
 Class E......................    11.05        4.39             33,998          0.92             0.85           4.00          --
 Class H......................    11.03        3.47              1,747          1.92             1.84           2.99          --
 Class L......................    11.04        4.24              7,454          1.18             1.10           3.76          --
 Class M......................    11.03        3.47              1,235          1.92             1.84           3.01          --
 Class N......................    11.01        3.48                607          1.93             1.85           3.01          --
 Class Y......................    11.06        4.53                  1          1.17             0.85           4.06          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.28        5.17(d)          12,192          1.63(b)          1.15(b)        3.31(b)       47
 Class B......................    11.21        4.18(d)           3,764          2.33(b)          1.85(b)        2.54(b)       --
 Class C......................    11.23        4.37(d)           3,121          2.18(b)          1.85(b)        2.57(b)       --
 Class Y......................    11.28        5.52(d)               1          0.63(b)          0.63(b)        4.15(b)       --
 For the Year Ended October
   31, 2002
 Class E......................    11.27        4.93             39,423          0.94             0.94           3.70          47
 Class H......................    11.24        3.99              2,895          1.95             1.85           2.83          --
 Class L......................    11.25        4.72              7,360          1.19             1.15           3.50          --
 Class M......................    11.24        3.99              1,552          1.95             1.85           2.80          --
 Class N......................    11.22        3.99                600          1.95             1.85           2.80          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    11.18        1.35(d)          42,441          0.95(b)          0.95(b)        4.21(b)       --
 Class H......................    11.15        1.36(d)           4,679          1.95(b)          1.95(b)        3.21(b)       --
 Class L......................    11.16        1.33(d)           8,029          1.20(b)          1.20(b)        3.96(b)       --
 Class M......................    11.15        1.27(d)           1,723          1.95(b)          1.95(b)        3.21(b)       --
 Class N......................    11.13        1.27(d)             538          1.95(b)          1.95(b)        3.21(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    11.07       10.18             42,331          0.97             0.97           4.49          28
 Class H......................    11.03        9.03              4,853          1.97             1.97           3.49          --
 Class L......................    11.05        9.91              7,892          1.22             1.22           4.24          --
 Class M......................    11.04        9.14              1,701          1.97             1.97           3.49          --
 Class N......................    11.02        9.06                469          1.97             1.97           3.49          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.01%, 1.75%, 1.75%, 0.91%, 1.75%, 1.05%, 1.75%, 1.75% and 0.98% for Classes
    A, B, C, E, H, L, M, N and Y, respectively.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD TAX-FREE NEW YORK
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $10.42       $0.36         $(0.08)       $(0.36)       $(0.02)          $  --
 Class B......................    10.42        0.28          (0.08)        (0.28)        (0.02)             --
 Class C......................    10.42        0.28          (0.08)        (0.28)        (0.02)             --
 For the Year Ended October
   31, 2004
 Class A......................    10.15        0.37           0.37         (0.39)        (0.08)             --
 Class B......................    10.15        0.30           0.37         (0.32)        (0.08)             --
 Class C......................    10.15        0.30           0.37         (0.32)        (0.08)             --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00        0.34           0.16         (0.35)           --              --
 Class B......................    10.00        0.27           0.16         (0.28)           --              --
 Class C......................    10.00        0.27           0.16         (0.28)           --              --
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.95        0.35          (0.24)        (0.40)        (0.04)             --
 Class B......................    10.90        0.27          (0.24)        (0.32)        (0.04)             --
 Class C......................    10.97        0.29          (0.25)        (0.33)        (0.04)             --
 Class Y......................    11.06        0.40          (0.24)        (0.45)        (0.04)             --
 For the Year Ended October
   31, 2004
 Class A......................    11.14        0.32           0.21         (0.35)        (0.37)             --
 Class B......................    11.09        0.24           0.22         (0.28)        (0.37)             --
 Class C......................    11.12        0.27           0.23         (0.28)        (0.37)             --
 Class Y......................    11.24        0.39           0.21         (0.41)        (0.37)             --
 For the Year Ended October
   31, 2003
 Class A......................    10.78        0.49           0.48         (0.50)        (0.11)             --
 Class B......................    10.73        0.42           0.47         (0.42)        (0.11)             --
 Class C......................    10.77        0.42           0.46         (0.42)        (0.11)             --
 Class Y......................    10.87        0.53           0.50         (0.55)        (0.11)             --
 For the Year Ended October
   31, 2002(f)
 Class A......................    10.90        0.47             --         (0.52)        (0.07)             --
 Class B......................    10.85        0.40             --         (0.45)        (0.07)             --
 Class C......................    10.89        0.40             --         (0.45)        (0.07)             --
 Class Y......................    10.99        0.45           0.08         (0.58)        (0.07)             --
 For the Year Ended October
   31, 2001
 Class A......................    10.14        0.55           0.73         (0.52)           --              --
 Class B......................    10.10        0.48           0.72         (0.45)           --              --
 Class C......................    10.14        0.49           0.71         (0.45)           --              --
 Class Y......................    10.22        0.61           0.73         (0.57)           --              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------------------------
                                                                         RATIO OF          RATIO OF
                                                                         EXPENSES          EXPENSES       RATIO OF
                                                                        TO AVERAGE        TO AVERAGE        NET
                                NET ASSET                NET ASSETS     NET ASSETS        NET ASSETS     INVESTMENT
                                VALUE AT                 AT END OF        BEFORE            AFTER          INCOME      PORTFOLIO
                                   END        TOTAL        PERIOD      WAIVERS AND       WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS    REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------    ----------   --------------    --------------   ----------    ---------
THE HARTFORD TAX-FREE NEW YORK
 FUND
 For the Year Ended October
   31, 2005
 Class A......................   $10.32        2.66%      $ 11,202         1.03%             0.85%(g)       3.45%          23%
 Class B......................    10.32        1.90          1,794         1.80              1.60(g)        2.70           --
 Class C......................    10.32        1.90          2,677         1.79              1.60(g)        2.70           --
 For the Year Ended October
   31, 2004
 Class A......................    10.42        7.52         10,541         1.04              0.91           3.66           24
 Class B......................    10.42        6.76          1,568         1.74              1.61           2.96           --
 Class C......................    10.42        6.76          1,973         1.75              1.62           2.95           --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.15        5.03(d)       8,602         1.63(b)           0.95(b)        3.34(b)        54
 Class B......................    10.15        4.30(d)       1,051         2.38(b)           1.65(b)        2.64(b)        --
 Class C......................    10.15        4.30(d)       1,393         2.26(b)           1.65(b)        2.67(b)        --
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Year Ended October
   31, 2005
 Class A......................    10.62        1.00        311,557         1.24              1.20(h)        3.24          195
 Class B......................    10.57        0.25         81,028         2.00              1.95(h)        2.49           --
 Class C......................    10.64        0.34         74,039         1.87              1.87(h)        2.56           --
 Class Y......................    10.73        1.45        188,156         0.73              0.73(h)        3.73           --
 For the Year Ended October
   31, 2004
 Class A......................    10.95        5.10(i)     298,903         1.27              1.25           2.98          171
 Class B......................    10.90        4.37(i)      91,861         1.97              1.95           2.28           --
 Class C......................    10.97        4.76(i)      89,504         1.86              1.86           2.37           --
 Class Y......................    11.06        5.64        101,360         0.74              0.74           3.48           --
 For the Year Ended October
   31, 2003
 Class A......................    11.14        9.16        268,655         1.40              1.25           3.39          199
 Class B......................    11.09        8.44        106,077         2.13              1.95           2.70           --
 Class C......................    11.12        8.31        110,214         2.01              1.95           2.71           --
 Class Y......................    11.24        9.68         60,125         0.81              0.80           3.82           --
 For the Year Ended October
   31, 2002(f)
 Class A......................    10.78        4.50        215,083         1.42              1.25           4.65          149
 Class B......................    10.73        3.77         98,028         2.10              1.95           3.92           --
 Class C......................    10.77        3.80        107,479         1.98              1.95           3.92           --
 Class Y......................    10.87        5.01         39,778         0.78              0.78           5.16           --
 For the Year Ended October
   31, 2001
 Class A......................    10.90       12.96        122,423         1.30              1.25           5.00          196
 Class B......................    10.85       12.12         55,999         1.96              1.95           4.30           --
 Class C......................    10.89       12.12         62,222         1.97              1.95           4.30           --
 Class Y......................    10.99       13.46         43,635         0.75              0.75           5.50           --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been .84%, 1.59% and 1.59% for Classes A, B and C, respectively.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.20%, 1.95%, 1.87% and .74% for Classes A, B, C and Y, respectively.
(i) Without the inclusion of the Payment from Affiliate as noted in the Notes to Financial Statements 3.c, the total return would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................    $9.65       $0.40         $(0.32)       $(0.41)        $  --           $  --
 Class B......................     9.62        0.32          (0.34)        (0.33)           --              --
 Class C......................     9.61        0.32          (0.33)        (0.33)           --              --
 Class E......................     9.64        0.43          (0.33)        (0.44)           --              --
 Class H......................     9.61        0.35          (0.35)        (0.35)           --              --
 Class L......................     9.65        0.41          (0.34)        (0.41)           --              --
 Class M......................     9.61        0.34          (0.33)        (0.35)           --              --
 Class N......................     9.60        0.33          (0.32)        (0.35)           --              --
 Class Y......................     9.66        0.41          (0.31)        (0.44)           --              --
 For the Year Ended October
   31, 2004
 Class A......................     9.67        0.40          (0.01)        (0.41)           --              --
 Class B......................     9.64        0.32             @@         (0.34)           --              --
 Class C......................     9.63        0.32             @@         (0.34)           --              --
 Class E......................     9.66        0.44          (0.02)        (0.44)           --              --
 Class H......................     9.63        0.35          (0.02)        (0.35)           --              --
 Class L......................     9.67        0.41          (0.01)        (0.42)           --              --
 Class M......................     9.63        0.34          (0.01)        (0.35)           --              --
 Class N......................     9.63        0.34          (0.02)        (0.35)           --              --
 Class Y......................     9.68        0.44          (0.02)        (0.44)           --              --
 For the Year Ended October
   31, 2003
 Class A......................     9.88        0.41          (0.21)        (0.41)           --              --
 Class B......................     9.84        0.33          (0.19)        (0.34)           --              --
 Class C......................     9.84        0.33          (0.20)        (0.34)           --              --
 Class E......................     9.87        0.45          (0.20)        (0.46)           --              --
 Class H......................     9.83        0.35          (0.19)        (0.36)           --              --
 Class L......................     9.87        0.42          (0.19)        (0.43)           --              --
 Class M......................     9.84        0.35          (0.20)        (0.36)           --              --
 Class N......................     9.84        0.35          (0.20)        (0.36)           --              --
 Class Y......................     9.89        0.45          (0.20)        (0.46)           --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.50        0.26           0.38         (0.26)           --              --
 Class B......................     9.46        0.21           0.38         (0.21)           --              --
 Class C......................     9.46        0.21           0.38         (0.21)           --              --
 Class Y......................     9.50        0.32           0.36         (0.29)           --              --
 For the Year Ended October
   31, 2002
 Class E......................     9.67        0.42           0.19         (0.41)           --              --
 Class H......................     9.64        0.32           0.19         (0.32)           --              --
 Class L......................     9.67        0.39           0.20         (0.39)           --              --
 Class M......................     9.64        0.32           0.20         (0.32)           --              --
 Class N......................     9.64        0.32           0.20         (0.32)           --              --
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................     9.37        0.13           0.30         (0.13)           --              --
 Class H......................     9.34        0.10           0.30         (0.10)           --              --
 Class L......................     9.37        0.12           0.30         (0.12)           --              --
 Class M......................     9.34        0.10           0.30         (0.10)           --              --
 Class N......................     9.34        0.10           0.30         (0.10)           --              --
 For the Year Ended July 31,
   2001
 Class E......................     8.86        0.54           0.52         (0.55)           --              --
 Class H......................     8.83        0.45           0.52         (0.46)           --              --
 Class L......................     8.86        0.52           0.52         (0.53)           --              --
 Class M......................     8.83        0.45           0.52         (0.46)           --              --
 Class N......................     8.83        0.45           0.52         (0.46)           --              --

                                                                -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------------------------
                                                                             RATIO OF         RATIO OF
                                                                             EXPENSES         EXPENSES       RATIO OF
                                                                            TO AVERAGE       TO AVERAGE        NET
                                                             NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                  NET ASSET                  AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                  VALUE AT        TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                END OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                -------------   ---------    ----------   --------------   --------------   ----------    ---------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................      $9.32          0.79%      $ 47,252         1.38%            1.15%(f)       4.17%         108%
 Class B......................       9.27         (0.17)        21,268         2.17             1.90(f)        3.41           --
 Class C......................       9.27         (0.07)         9,631         2.05             1.90(f)        3.41           --
 Class E......................       9.30          1.02        105,381         0.83             0.83(f)        4.49           --
 Class H......................       9.26         (0.07)         2,720         1.82             1.82(f)        3.48           --
 Class L......................       9.31          0.77         34,880         1.08             1.08(f)        4.24           --
 Class M......................       9.27          0.04          2,756         1.82             1.82(f)        3.48           --
 Class N......................       9.26          0.04            844         1.82             1.82(f)        3.49           --
 Class Y......................       9.32          1.04          9,244         0.86             0.86(f)        4.52           --
 For the Year Ended October
   31, 2004
 Class A......................       9.65          4.08         53,401         1.38             1.20           4.09          110
 Class B......................       9.62          3.37         26,218         2.11             1.90           3.39           --
 Class C......................       9.61          3.37         13,926         2.00             1.90           3.38           --
 Class E......................       9.64          4.50        119,923         0.79             0.79           4.50           --
 Class H......................       9.61          3.48          3,914         1.79             1.79           3.49           --
 Class L......................       9.65          4.24         38,613         1.04             1.04           4.26           --
 Class M......................       9.61          3.47          3,697         1.79             1.79           3.50           --
 Class N......................       9.60          3.37          1,056         1.79             1.79           3.49           --
 Class Y......................       9.66          4.48              1         0.83             0.83           4.51           --
 For the Year Ended October
   31, 2003
 Class A......................       9.67          2.06         65,337         1.48             1.20           4.11          108
 Class B......................       9.64          1.45         38,210         2.21             1.90           3.41           --
 Class C......................       9.63          1.34         26,626         2.07             1.90           3.43           --
 Class E......................       9.66          2.49        135,954         0.81             0.81           4.49           --
 Class H......................       9.63          1.57          6,283         1.80             1.80           3.50           --
 Class L......................       9.67          2.32         43,202         1.06             1.06           4.24           --
 Class M......................       9.63          1.47          4,588         1.80             1.80           3.50           --
 Class N......................       9.63          1.47          1,388         1.80             1.80           3.49           --
 Class Y......................       9.68          2.51              1         0.87             0.80           4.50           --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................       9.88          6.87(d)      75,245         1.59(b)          1.20(b)        3.58(b)       218
 Class B......................       9.84          6.36(d)      39,276         2.28(b)          1.90(b)        2.87(b)        --
 Class C......................       9.84          6.36(d)      40,708         2.11(b)          1.90(b)        2.86(b)        --
 Class Y......................       9.89          7.32(d)           1         0.74(b)          0.74(b)        4.36(b)        --
 For the Year Ended October
   31, 2002
 Class E......................       9.87          6.55        156,085         0.81             0.81           4.45          218
 Class H......................       9.83          5.41          9,319         1.81             1.81           3.45           --
 Class L......................       9.87          6.29         49,048         1.06             1.06           4.20           --
 Class M......................       9.84          5.51          6,660         1.81             1.81           3.44           --
 Class N......................       9.84          5.52          1,717         1.81             1.81           3.47           --
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................       9.67          4.57(d)     187,712         0.79(b)          0.79(b)        5.25(b)        32
 Class H......................       9.64          4.31(d)      10,770         1.79(b)          1.79(b)        4.25(b)        --
 Class L......................       9.67          4.50(d)      52,579         1.04(b)          1.04(b)        5.01(b)        --
 Class M......................       9.64          4.32(d)       6,582         1.79(b)          1.79(b)        4.25(b)        --
 Class N......................       9.64          4.31(d)       2,275         1.79(b)          1.79(b)        4.25(b)        --
 For the Year Ended July 31,
   2001
 Class E......................       9.37         12.30        182,170         0.79             0.79           5.93          136
 Class H......................       9.34         11.24         10,078         1.79             1.79           4.92           --
 Class L......................       9.37         12.02         47,798         1.04             1.04           5.67           --
 Class M......................       9.34         11.24          5,284         1.79             1.79           4.92           --
 Class N......................       9.34         11.24          1,603         1.79             1.79           4.92           --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.15%, 1.90%, 1.90%, 0.83%, 1.82%, 1.08%, 1.82%, 1.82% and 0.86% for Classes
    A, B, E, H, I, M, N and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                         -- SELECTED PER-SHARE DATA(a) --
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD VALUE FUND
 For the Year Ended October
   31, 2005
 Class A......................   $ 9.71       $ 0.08        $ 1.04        $(0.04)       $   --           $  --
 Class B......................     9.60           @@          1.02            --            --              --
 Class C......................     9.60           @@          1.02            --            --              --
 Class Y......................     9.71         0.12          1.05         (0.09)           --              --
 For the Year Ended October
   31, 2004(f)
 Class A......................     8.92         0.07          0.79         (0.07)           --              --
 Class B......................     8.83         0.01          0.78         (0.02)           --              --
 Class C......................     8.83         0.01          0.78         (0.02)           --              --
 Class Y......................     8.95         0.10          0.77         (0.11)           --              --
 For the Year Ended October
   31, 2003(f)
 Class A......................     7.59         0.08          1.31         (0.06)           --              --
 Class B......................     7.51         0.03          1.29            --            --              --
 Class C......................     7.51         0.03          1.29            --            --              --
 Class Y......................     7.64         0.16          1.25         (0.10)           --              --
 For the Year Ended October
   31, 2002(f)
 Class A......................     9.02         0.05         (1.43)           --         (0.05)             --
 Class B......................     8.99        (0.02)        (1.41)           --         (0.05)             --
 Class C......................     8.99        (0.02)        (1.41)           --         (0.05)             --
 Class Y......................     9.04         0.09         (1.44)           --         (0.05)             --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00         0.01         (0.99)           --            --              --
 Class B......................    10.00           @@         (1.01)           --            --              --
 Class C......................    10.00           @@         (1.01)           --            --              --
 Class Y......................    10.00         0.05         (1.01)           --            --              --

                                                               -- RATIOS AND SUPPLEMENTAL DATA --
                                -------------------------------------------------------------------------------------------------
                                                                           RATIO OF         RATIO OF
                                                                           EXPENSES         EXPENSES       RATIO OF
                                                                          TO AVERAGE       TO AVERAGE        NET
                                                           NET ASSETS     NET ASSETS       NET ASSETS     INVESTMENT
                                 NET ASSET                 AT END OF        BEFORE           AFTER          INCOME      PORTFOLIO
                                VALUE AT END     TOTAL       PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                 OF PERIOD     RETURN(c)    (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ------------   ---------   ----------   --------------   --------------   ----------    ---------
THE HARTFORD VALUE FUND
 For the Year Ended October
   31, 2005
 Class A......................     $10.79        11.50%     $63,417          1.41%            1.40%(f)       0.76%        29%
 Class B......................      10.62        10.62       10,091          2.34             2.15(f)        0.01          --
 Class C......................      10.62        10.62       10,238          2.19             2.15(f)        0.02          --
 Class Y......................      10.79        12.06       60,218          0.93             0.93(f)        1.19          --
 For the Year Ended October
   31, 2004(f)
 Class A......................       9.71         9.70       56,845          1.46             1.45(f)        0.76          34
 Class B......................       9.60         8.91        8,948          2.36             2.15(f)        0.06          --
 Class C......................       9.60         8.91       10,838          2.17             2.15(f)        0.06          --
 Class Y......................       9.71         9.76       21,373          0.91             0.91(f)        1.32          --
 For the Year Ended October
   31, 2003(f)
 Class A......................       8.92        18.43       42,101          1.57             1.45           1.02          35
 Class B......................       8.83        17.58        7,305          2.30             2.15           0.32          --
 Class C......................       8.83        17.58       10,231          2.18             2.15           0.32          --
 Class Y......................       8.95        18.66           27          1.00             1.00           1.46          --
 For the Year Ended October
   31, 2002(f)
 Class A......................       7.59       (15.42)      30,010          1.63             1.45           0.69          35
 Class B......................       7.51       (16.03)       5,222          2.31             2.15          (0.02)         --
 Class C......................       7.51       (16.03)       9,110          2.21             2.15          (0.04)         --
 Class Y......................       7.64       (15.05)         230          0.98             0.98           1.09          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................       9.02        (9.80)(d)   13,728          1.66(b)          1.45(b)        0.53(b)       12
 Class B......................       8.99       (10.10)(d)    2,029          2.36(b)          2.15(b)       (0.17)(b)      --
 Class C......................       8.99       (10.10)(d)    4,769          2.34(b)          2.15(b)       (0.17)(b)      --
 Class Y......................       9.04        (9.60)(d)      271          1.09(b)          1.00(b)        0.98(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005 had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14%, 2.14% and 0.92% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14%, 2.14% and 0.90% for Classes A, B, C and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(a) --
                                ------------------------------------------------------------------------------------
                                                          NET REALIZED                 DISTRIBUTIONS
                                NET ASSET      NET       AND UNREALIZED   DIVIDENDS        FROM
                                VALUE AT    INVESTMENT        GAIN         FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME       (LOSS) ON      INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)      INVESTMENTS       INCOME         GAINS          CAPITAL
                                ---------   ----------   --------------   ----------   -------------   -------------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................   $14.06       $ 0.03         $ 1.47         $   --        $   --           $  --
 Class B......................    13.24        (0.05)          1.37             --            --              --
 Class C......................    13.25        (0.05)          1.36             --            --              --
 Class H......................    13.25        (0.05)          1.38             --            --              --
 Class L......................    14.06         0.07           1.45             --            --              --
 Class M......................    13.24        (0.05)          1.38             --            --              --
 Class N......................    13.26        (0.05)          1.37             --            --              --
 Class Y......................    14.17         0.05           1.52             --            --              --
 For the Year Ended October
   31, 2004
 Class A......................    12.15         0.01           1.90             --            --              --
 Class B......................    11.53        (0.06)          1.77             --            --              --
 Class C......................    11.53        (0.06)          1.78             --            --              --
 Class H......................    11.54        (0.10)          1.81             --            --              --
 Class L......................    12.15           @@           1.91             --            --              --
 Class M......................    11.53        (0.09)          1.80             --            --              --
 Class N......................    11.54        (0.09)          1.81             --            --              --
 Class Y......................    12.22         0.01           1.94             --            --              --
 For the Year Ended October
   31, 2003
 Class A......................     9.26        (0.01)          2.90             --            --              --
 Class B......................     8.84        (0.04)          2.73             --            --              --
 Class C......................     8.85        (0.04)          2.72             --            --              --
 Class H......................     8.85        (0.08)          2.77             --            --              --
 Class L......................     9.26        (0.01)          2.90             --            --              --
 Class M......................     8.85        (0.08)          2.76             --            --              --
 Class N......................     8.85        (0.08)          2.77             --            --              --
 Class Y......................     9.30         0.01           2.91             --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.73           @@          (2.47)            --            --              --
 Class B......................    11.26        (0.02)         (2.40)            --            --              --
 Class C......................    11.26        (0.02)         (2.39)            --            --              --
 Class Y......................    11.73         0.05          (2.48)            --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    11.58        (0.11)         (1.81)            --         (0.81)             --
 Class L......................    11.99           @@          (1.92)            --         (0.81)             --
 Class M......................    11.57        (0.08)         (1.83)            --         (0.81)             --
 Class N......................    11.57        (0.13)         (1.78)            --         (0.81)             --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    12.86        (0.02)         (1.26)            --            --              --
 Class L......................    13.30           @@          (1.31)            --            --              --
 Class M......................    12.85        (0.02)         (1.26)            --            --              --
 Class N......................    12.86        (0.03)         (1.26)            --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    13.95        (0.07)          0.30             --         (1.32)             --
 Class L......................    14.30         0.03           0.31          (0.02)        (1.32)             --
 Class M......................    13.94        (0.07)          0.30             --         (1.32)             --
 Class N......................    13.95        (0.07)          0.30             --         (1.32)             --

                                                              -- RATIOS AND SUPPLEMENTAL DATA --
                                -----------------------------------------------------------------------------------------------
                                                                         RATIO OF         RATIO OF       RATIO OF
                                                                       EXPENSES TO      EXPENSES TO        NET
                                NET ASSET                NET ASSETS    AVERAGE NET      AVERAGE NET     INVESTMENT
                                VALUE AT                 AT END OF    ASSETS BEFORE     ASSETS AFTER      INCOME      PORTFOLIO
                                   END        TOTAL        PERIOD      WAIVERS AND      WAIVERS AND     TO AVERAGE    TURNOVER
                                OF PERIOD   RETURN(c)     (000's)     REIMBURSEMENTS   REIMBURSEMENTS   NET ASSETS     RATE(e)
                                ---------   ---------    ----------   --------------   --------------   ----------    ---------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Year Ended October
   31, 2005
 Class A......................   $15.56       10.67%      $66,368         1.62%             1.40%(h)       0.27%         38%
 Class B......................    14.56        9.97        13,560          2.51             2.15(h)       (0.47)          --
 Class C......................    14.56        9.89        13,258          2.33             2.15(h)       (0.47)          --
 Class H......................    14.58       10.04         4,645          2.06             2.06(h)       (0.27)          --
 Class L......................    15.58       10.81        27,674          1.30             1.30(h)        0.45           --
 Class M......................    14.57       10.05         7,443          2.06             2.06(h)       (0.28)          --
 Class N......................    14.58        9.96         2,004          2.06             2.06(h)       (0.29)          --
 Class Y......................    15.74       11.08        95,974          1.07             1.07(h)        0.55           --
 For the Year Ended October
   31, 2004
 Class A......................    14.06       15.72        24,601          1.82             1.45(h)        0.08           52
 Class B......................    13.24       14.83         5,709          2.70             2.15(h)       (0.64)          --
 Class C......................    13.25       14.92         5,627          2.47             2.15(h)       (0.64)          --
 Class H......................    13.25       14.82         5,815          2.17             2.15(h)       (0.71)          --
 Class L......................    14.06       15.72        25,687          1.42             1.42(h)        0.04           --
 Class M......................    13.24       14.83         8,139          2.17             2.15(h)       (0.70)          --
 Class N......................    13.26       14.90         2,143          2.17             2.15(h)       (0.70)          --
 Class Y......................    14.17       15.96        10,101          1.16             1.16(h)        0.34           --
 For the Year Ended October
   31, 2003
 Class A......................    12.15       31.21         5,917          1.92             1.45          (0.10)          57
 Class B......................    11.53       30.43         1,932          2.63             2.15          (0.80)          --
 Class C......................    11.53       30.28         1,613          2.51             2.15          (0.81)          --
 Class H......................    11.54       30.40         6,526          2.26             2.15          (0.82)          --
 Class L......................    12.15       31.21        22,701          1.51             1.45          (0.11)          --
 Class M......................    11.53       30.28         8,015          2.26             2.15          (0.82)          --
 Class N......................    11.54       30.40         1,989          2.26             2.15          (0.82)          --
 Class Y......................    12.22       31.40             1          1.33             1.25           0.08           --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.26      (21.06)(d)     2,600          1.92(b)          1.45(b)        0.04(b)        70
 Class B......................     8.84      (21.45)(d)       481          2.61(b)          2.15(b)       (0.71)(b)       --
 Class C......................     8.85      (21.41)(d)       430          2.48(b)          2.15(b)       (0.75)(b)       --
 Class Y......................     9.30      (20.75)(d)         1          1.13(b)          1.00(b)        0.49(b)        --
 For the Year Ended October
   31, 2002
 Class H......................     8.85      (17.99)        5,634          2.17             2.15          (0.82)          70
 Class L......................     9.26      (17.34)       19,684          1.43             1.43          (0.11)          --
 Class M......................     8.85      (17.92)        6,669          2.18             2.15          (0.82)          --
 Class N......................     8.85      (17.92)        1,749          2.18             2.15          (0.83)          --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    11.58       (9.95)(d)     7,914          2.18(b)          2.18(b)       (0.89)(b)       12
 Class L......................    11.99       (9.85)(d)    27,982          1.43(b)          1.43(b)       (0.14)(b)       --
 Class M......................    11.57       (9.96)(d)     8,700          2.18(b)          2.18(b)       (0.89)(b)       --
 Class N......................    11.57      (10.03)(d)     2,636          2.18(b)          2.18(b)       (0.89)(b)       --
 For the Year Ended August 31,
   2001
 Class H......................    12.86        1.53         8,967          2.16             2.16          (0.70)         177
 Class L......................    13.30        2.29        30,480          1.41             1.41           0.05           --
 Class M......................    12.85        1.53         9,668          2.16             2.16          (0.70)          --
 Class N......................    12.86        1.53         2,935          2.16             2.16          (0.70)          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14%, 2.14%, 2.05%, 1.30%, 2.05%, 2.05% and 1.06% for Classes A, B,
    C, H, L, M, N and Y, respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.15%, 2.15%, 2.14%, 1.41%, 2.14%, 2.14% and 1.15% for Classes A, B, C, H,
    L, M, N and Y, respectively.
@@  The amount per share or percentage rounds to zero.

The accompanying notes are an integral part of these financial statements.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS, II. INC.
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Hartford Advisers Fund, The Hartford Aggressive Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Capital Appreciation II Fund, The Hartford Conservative Allocation Fund, The Hartford Disciplined Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Floating Rate Fund, The Hartford Focus Fund, The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund, The Hartford Global Leaders Fund, The Hartford Global Technology Fund, The Hartford Growth Allocation Fund, The Hartford Growth Fund, The Hartford Growth Opportunities Fund, The Hartford High Yield Fund, The Hartford Income Allocation Fund, The Hartford Income Fund, The Hartford Inflation Plus Fund, The Hartford International Capital Appreciation Fund, The Hartford International Opportunities Fund, The Hartford International Small Company Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, The Hartford Money Market Fund, The Hartford Retirement Income Fund, The Hartford Select MidCap Growth Fund, The Hartford Select MidCap Value Fund, The Hartford Select SmallCap Growth Fund, The Hartford Short Duration Fund, The Hartford Small Company Fund, The Hartford SmallCap Growth Fund, The Hartford Stock Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, The Hartford Tax-Free New York Fund, The Hartford Total Return Bond Fund, The Hartford U.S. Government Securities Fund, The Hartford Value Fund, and The Hartford Value Opportunities Fund (within The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.) (the "Funds"), as of October 31, 2005, and the related statements of operations, statements of changes in net assets, statement of cash flows of The Hartford Floating Rate Fund, and financial highlights for each of the periods indicated therein, except as noted below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through October 31, 2001, were audited by other auditors whose reports, dated December 6, 2001 and December 7, 2001 expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at October 31, 2005, the results of their operations, and cash flows of The Hartford Floating Rate Fund, the changes in their net assets, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLC

Minneapolis, Minnesota
December 9, 2005

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Directors elects officers who are responsible for the day-to-day operations of the fund and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the funds pursuant to the Investment Company Act of 1940. Each officer and three of the fund's directors, as noted in the chart below, are "interested" persons of the funds. Except for Mr. Znamierowski each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 85 funds. Mr. Znamierowski oversees 84 funds and serves as a director only for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to The Hartford Mutual Funds, Inc. ("MF") and The Hartford Mutual Funds II, Inc. ("MF2"), principal occupation, and, for directors, other directorships held. The funds' statement of additional information contains further information on the directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.

Information on the aggregate remuneration paid to the directors by each Fund can be found in the Statement of Operations herein. The Funds do not pay salaries or compensation to any of their officers or directors who are employed by The Hartford.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 59) Director since 2003, Chairman of the Litigation Committee; Co-Chairman of the Investment Committee
     Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent Director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent Director of the Atlantic Whitehall Funds. From 1979-2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested Director of The Japan Fund.

ROBERT M. GAVIN, JR. (age 65) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board since 2004
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 60) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee
     Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses. Mr. Hill is a former Partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.

SANDRA S. JAFFEE (age 64) Director* since 2005
     Ms. Jaffee is Chief Executive Officer of Searchspace Group, a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services (1995-2003).
     * Ms. Jaffee is a consultant for a controlling shareholder of Institutional Shareholder Services, Inc., an unaffiliated third party corporate governance research service company ("ISS"), and serves as a director of ISS and as a member of the Executive Committee of ISS' Board of Directors. From time to time, ISS may provide in-depth analyses of shareholder meeting agendas, vote recommendations, record-keeping or vote disclosure services to certain of the sub-advisers.

WILLIAM P. JOHNSTON (age 61) Director since 2005, Chairman of the Compliance Committee
     Mr. Johnston joined the Board of Directors of Renal Care Group, Inc. in November 2002 and has served as Chairman of the Board since March 2003. From August 2001 until December 2002, Mr. Johnston was Managing Director of SunTrust Robinson Humphrey, the investment banking division of SunTrust Banks, Inc. From 1998 through 2001, Mr. Johnston was Vice Chairman of the investment banking affiliate of SunTrust Banks, Inc., where he also served as Chief Executive Officer from 1998 through April 2000.

PHILLIP O. PETERSON (age 61) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP until July 1999. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

LEMMA W. SENBET (age 59) Director since 2005
     Dr. Senbet is the William E. Mayer Chair Professor of Finance and Chair of the Finance Department at the University of Maryland, Robert H. Smith School of Business, which he joined in September 1990. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. In addition, Dr. Senbet previously served as an independent Director of the Fortis Funds from March 2000 until July 2002.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 47) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001. He was named COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors").

LOWNDES A. SMITH (age 66) Director since 2002, Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 45) Director since 1999 (MF) and 2005 (MF2) President since 2001
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), and as Executive Vice President and Chief Investment Officer for The Hartford, Hartford Life, Inc. and Hartford Life Insurance Company. Mr. Znamierowski is also a Managing Member, Executive Vice President and Chief Investment Officer of HIFSCO and HL Advisors.

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 48) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment Management. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 47) Vice President, Controller and Treasurer since 1993
     Ms. Fagely has been Vice President of HASCO since 1998. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005.

MARY JANE FORTIN (age 41) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life. She also serves as Vice President of HL Advisors and HIFSCO. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Vice President, 2001, Chief Compliance Officer since 2004
     Mr. Jay serves as Assistant Vice President of Hartford Life. He also serves as Chief Broker/Dealer Compliance for HIFSCO.

STEPHEN T. JOYCE (age 46) Vice President since 2001
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Products Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

EDWARD P. MACDONALD (age 38) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management for Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999.

DENISE A. SETTIMI (age 45) Vice President since 2005
     Ms. Settimi currently serves as Operations Officer of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 43) Vice President since 2001
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. Mr. Walters is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

   HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
                                    RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2005 is available
(1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                    QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FEDERAL INCOME TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The information set forth below is for the fund's fiscal year as required by federal tax law. Shareholders, however, must report distributions on a calendar year basis for income tax purposes which may include distributions of two fiscal years of the fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2006. Shareholders may wish to consult a tax advisor on how to report distributions for state and local purposes.

The income received from federal obligations is as follows:

                                                                               OTHER
                                                                               DIRECT
                                                                              FEDERAL         OTHER
                                                           U.S. TREASURY*   OBLIGATIONS*   SECURITIES*   TOTAL*   DRD**    QDI***
                                                           --------------   ------------   -----------   ------   ------   ------
    Advisers Fund........................................       7.26%           0.29%         92.45%     100.00%  96.87%    98.47%
    Aggressive Growth Allocation Fund....................         --              --             --          --   100.00%  100.00%
    Balanced Allocation Fund.............................         --              --             --          --   18.85%    18.85%
    Conservative Allocation Fund.........................         --              --             --          --    7.13%     7.13%
    Disciplined Equity Fund..............................         --              --             --          --   100.00%  100.00%
    Dividend and Growth Fund.............................         --              --             --          --   100.00%  100.00%
    Equity Income Fund...................................         --              --             --          --   100.00%  100.00%
    Focus Fund...........................................         --              --             --          --   100.00%  100.00%
    Global Communications Fund...........................         --              --             --          --    2.44%    23.61%
    Global Financial Services Fund.......................         --              --             --          --   100.00%   80.98%
    Growth Allocation Fund...............................         --              --             --          --   100.00%  100.00%
    Income Allocation Fund...............................      23.40%           0.23%         76.37%     100.00%
    Income Fund..........................................      17.07%             --          82.93%     100.00%     --        --
    Inflation Plus Fund..................................      96.44%             --           3.56%     100.00%     --        --
    International Small Company Fund.....................         --              --             --          --      --     14.41%
    Short Duration Fund..................................      24.16%           0.37%         75.47%     100.00%     --        --
    Stock Fund...........................................         --              --             --          --   100.00%  100.00%
    Total Return Bond Fund...............................       5.35%           0.60%         94.05%     100.00%     --        --
    U.S. Government Securities Fund......................      12.67%           2.77%         84.56%     100.00%     --        --
    Value Fund...........................................         --              --             --          --   100.00%  100.00%

  * The income received from federal obligations.
 ** Income distributions, taxable as dividend income which qualify for deduction by corporations.
*** For the fiscal year ended October 31, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate ordinary distributions declared as taxed at a maximum rate of 15%.

FOREIGN TAX CREDIT PASS-THROUGH
-------------------------------
The following Funds intend to make an election under the Internal
  Revenue Code Section 853 to pass-through foreign taxes paid by the
  Funds to their shareholders as follows:
Global Leaders Fund...................................................  $694
International Capital Appreciation Fund...............................   420
International Opportunities Fund......................................   313
International Small Company Fund......................................   174

Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

Detailed below are the per share distributions made for the fiscal year ended October 31, 2005.

FUND                 CLASS A  CLASS B  CLASS C  CLASS E  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y  CLASS Z
----                 -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
ADVISERS FUND
  Total Income
    Distributions...  0.287    0.172    0.182                                                 0.356
                      -----    -----    -----                                                 -----
AGGRESSIVE GROWTH
  ALLOCATION FUND
Income..............  0.020    0.002    0.002
                      -----    -----    -----
BALANCED ALLOCATION
  FUND
  Total Income
    Distributions...  0.117    0.044    0.044
                      -----    -----    -----
CONSERVATIVE
  ALLOCATION FUND
  Total Income
    Distributions...  0.207    0.136    0.136
                      -----    -----    -----
DISCIPLINED EQUITY
  FUND
Income..............  0.081    0.006    0.011                                                 0.143
                      -----    -----    -----                                                 -----

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

FUND                 CLASS A  CLASS B  CLASS C  CLASS E  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y  CLASS Z
----                 -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
DIVIDEND AND GROWTH
  FUND
Long-Term Capital
  Gain..............  0.185    0.185    0.185                                                 0.185
                      -----    -----    -----                                                 -----
  Total Income
    Distributions...  0.245    0.089    0.113                                                 0.327
                      -----    -----    -----                                                 -----
EQUITY INCOME FUND
Short-Term Capital
  Gain..............  0.024    0.024    0.024                                                 0.024
                      -----    -----    -----                                                 -----
  Total Income
    Distributions...  0.259    0.158    0.176                                                 0.307
                      -----    -----    -----                                                 -----
FLOATING RATE FUND
  Total Income
    Distributions...  0.215    0.185    0.186                                                 0.228
                      -----    -----    -----                                                 -----
FOCUS FUND
Income..............  0.005    0.000    0.000                                                 0.032
                      -----    -----    -----                                                 -----
GLOBAL
  COMMUNICATIONS
  FUND
Income..............  0.054    0.016    0.016                                                 0.078
                      -----    -----    -----                                                 -----
GLOBAL FINANCIAL
  SERVICES FUND
Income..............  0.129    0.056    0.056                                                 0.176
                      -----    -----    -----                                                 -----
GLOBAL HEALTH FUND
Long-Term Capital
  Gain..............  0.771    0.771    0.771                                                 0.771
                      -----    -----    -----                                                 -----
GROWTH ALLOCATION
  FUND
Income..............  0.034    0.015    0.015
                      -----    -----    -----
HIGH YIELD FUND
  Total Income
    Distributions...  0.500    0.439    0.447                                                 0.537
                      -----    -----    -----                                                 -----
INCOME ALLOCATION
  FUND
  Total Income
    Distributions...  0.362    0.291    0.291
                      -----    -----    -----
INCOME FUND
Long-Term Capital
  Gain..............  0.042    0.042    0.042                                                 0.042
                      -----    -----    -----                                                 -----
  Total Income
    Distributions...  0.513    0.435    0.436                                                 0.541
                      -----    -----    -----                                                 -----
INFLATION PLUS FUND
Short-Term Capital
  Gain..............  0.027    0.027    0.027                                                 0.027
Long-Term Capital
  Gain..............  0.062    0.062    0.062                                                 0.062
                      -----    -----    -----                                                 -----
  Total Capital Gain
    Distributions...  0.089    0.089    0.089                                                 0.089
                      -----    -----    -----                                                 -----
  Total Income
    Distributions...  0.418    0.336    0.336                                                 0.449
                      -----    -----    -----                                                 -----
INTERNATIONAL SMALL
  COMPANY FUND
Short-Term Capital
  Gain..............  1.357    1.357    1.357                                                 1.357
Long-Term Capital
  Gain..............  0.123    0.123    0.123                                                 0.123
                      -----    -----    -----                                                 -----
  Total Capital Gain
    Distributions...  1.480    1.480    1.480                                                 1.480
                      -----    -----    -----                                                 -----
Income..............                                                                          0.037
                                                                                              -----
MIDCAP FUND
Long-Term Capital
  Gain..............  0.476    0.476    0.476                                                 0.476
                      -----    -----    -----                                                 -----
MIDCAP VALUE FUND
Short-Term Capital
  Gain..............  0.327    0.327    0.327                                                 0.327
Long-Term Capital
  Gain..............  0.643    0.643    0.643                                                 0.643
                      -----    -----    -----                                                 -----
  Total Capital Gain
    Distributions...  0.970    0.970    0.970                                                 0.970
                      -----    -----    -----                                                 -----
RETIREMENT INCOME
  FUND
Total Income
  Distributions.....  0.008    0.001    0.001                                                 0.010
                      -----    -----    -----                                                 -----
SHORT DURATION FUND
  Total Income
    Distributions...  0.321    0.247    0.247                                                 0.347
                      -----    -----    -----                                                 -----
STOCK FUND
Income..............  0.103                                                                   0.209
                      -----                                                                   -----
TAX-FREE CALIFORNIA
  FUND
  Total Income
    Distributions...  0.377    0.299    0.299
                      -----    -----    -----

--------------------------------------------------------------------------------

FUND                 CLASS A  CLASS B  CLASS C  CLASS E  CLASS H  CLASS L  CLASS M  CLASS N  CLASS Y  CLASS Z
----                 -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
TAX-FREE MINNESOTA
  FUND
  Total Income
    Distributions...  0.393    0.315    0.315    0.395    0.316    0.388    0.316    0.316    0.392
                      -----    -----    -----    -----    -----    -----    -----    -----    -----
TAX-FREE NATIONAL
  FUND
  Total Income
    Distributions...  0.434    0.351    0.351    0.445    0.350    0.428    0.350    0.350    0.443
                      -----    -----    -----    -----    -----    -----    -----    -----    -----
TAX-FREE NEW YORK
  FUND
Short-Term Capital
  Gain..............  0.016    0.016    0.016
                      -----    -----    -----
  Total Income
    Distributions...  0.358    0.280    0.280
                      -----    -----    -----
TOTAL RETURN BOND
  FUND
Short-Term Capital
  Gain..............  0.024    0.024    0.024                                                 0.024
Long-Term Capital
  Gain..............  0.018    0.018    0.018                                                 0.018
                      -----    -----    -----                                                 -----
  Total Capital Gain
    Distributions...  0.042    0.042    0.042                                                 0.042
                      -----    -----    -----                                                 -----
  Total Income
    Distributions...  0.397    0.317    0.326                                                 0.448
                      -----    -----    -----                                                 -----
U.S. GOVERNMENT
  SECURITIES FUND
  Total Income
    Distributions...  0.406    0.335    0.335    0.438    0.345    0.414    0.345    0.345    0.440
                      -----    -----    -----    -----    -----    -----    -----    -----    -----
VALUE FUND
Income..............  0.035                                                                   0.087
                      -----                                                                   -----

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of April 30, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6, then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD ADVISERS FUND
  Class A....................    $1,000.00         $  996.90            $ 5.98
  Class B....................    $1,000.00         $  994.90            $ 9.95
  Class C....................    $1,000.00         $  995.80            $ 9.51
  Class Y....................    $1,000.00         $  998.10            $ 3.70
THE HARTFORD AGGRESSIVE
  GROWTH ALLOCATION FUND
  Class A....................    $1,000.00         $  983.70            $ 3.39
  Class B....................    $1,000.00         $  982.70            $ 6.64
  Class C....................    $1,000.00         $  982.70            $ 6.65

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD ADVISERS FUND
  Class A....................    $1,000.00         $1,019.21            $ 6.05            1.19%       184         365
  Class B....................    $1,000.00         $1,015.23            $10.05            1.98%       184         365
  Class C....................    $1,000.00         $1,015.68            $ 9.60            1.89%       184         365
  Class Y....................    $1,000.00         $1,021.51            $ 3.74            0.73%       184         365
THE HARTFORD AGGRESSIVE
  GROWTH ALLOCATION FUND
  Class A....................    $1,000.00         $1,021.79            $ 3.45            0.68%       184         365
  Class B....................    $1,000.00         $1,018.51            $ 6.76            1.33%       184         365
  Class C....................    $1,000.00         $1,018.50            $ 6.77            1.33%       184         365

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD BALANCED
  ALLOCATION FUND
  Class A....................    $1,000.00         $  993.70            $ 3.00
  Class B....................    $1,000.00         $  991.00            $ 6.52
  Class C....................    $1,000.00         $  991.90            $ 6.52
THE HARTFORD CAPITAL
  APPRECIATION FUND
  Class A....................    $1,000.00         $1,025.90            $ 6.33
  Class B....................    $1,000.00         $1,023.80            $10.28
  Class C....................    $1,000.00         $1,024.10            $ 9.84
  Class Y....................    $1,000.00         $1,027.20            $ 3.94

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD BALANCED
  ALLOCATION FUND
  Class A....................    $1,000.00         $1,022.20            $ 3.04            0.60%       184         365
  Class B....................    $1,000.00         $1,018.66            $ 6.61            1.30%       184         365
  Class C....................    $1,000.00         $1,018.66            $ 6.61            1.30%       184         365
THE HARTFORD CAPITAL
  APPRECIATION FUND
  Class A....................    $1,000.00         $1,018.96            $ 6.31            1.24%       184         365
  Class B....................    $1,000.00         $1,015.04            $10.24            2.02%       184         365
  Class C....................    $1,000.00         $1,015.48            $ 9.80            1.93%       184         365
  Class Y....................    $1,000.00         $1,021.32            $ 3.93            0.77%       184         365

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD CAPITAL
  APPRECIATION II FUND
  Class A....................    $1,000.00         $1,000.90            $ 8.07
  Class B....................    $1,000.00         $  997.30            $11.83
  Class C....................    $1,000.00         $  999.10            $11.84
  Class Y....................    $1,000.00         $1,000.90            $ 5.80
THE HARTFORD CONSERVATIVE
  ALLOCATION FUND
  Class A....................    $1,000.00         $  994.20            $ 3.00
  Class B....................    $1,000.00         $  992.60            $ 6.27
  Class C....................    $1,000.00         $  992.60            $ 6.26
THE HARTFORD DISCIPLINED
  EQUITY FUND
  Class A....................    $1,000.00         $  979.20            $ 6.98
  Class B....................    $1,000.00         $  977.40            $10.71
  Class C....................    $1,000.00         $  976.60            $10.51
  Class Y....................    $1,000.00         $  979.80            $ 4.46
THE HARTFORD DIVIDEND AND
  GROWTH FUND
  Class A....................    $1,000.00         $  993.70            $ 5.86
  Class B....................    $1,000.00         $  991.50            $10.08
  Class C....................    $1,000.00         $  991.80            $ 9.49
  Class Y....................    $1,000.00         $  994.80            $ 3.64
THE HARTFORD EQUITY INCOME
  FUND
  Class A....................    $1,000.00         $  992.20            $ 2.56
  Class B....................    $1,000.00         $  990.00            $ 6.90
  Class C....................    $1,000.00         $  990.30            $ 6.16
  Class Y....................    $1,000.00         $  993.10            $ 0.48
THE HARTFORD FLOATING RATE
  FUND
  Class A....................    $1,000.00         $1,013.00            $ 1.49
  Class B....................    $1,000.00         $1,011.30            $ 5.29
  Class C....................    $1,000.00         $1,011.30            $ 5.15
  Class Y....................    $1,000.00         $1,013.60            $ 0.04
THE HARTFORD FOCUS FUND
  Class A....................    $1,000.00         $1,003.90            $ 8.08
  Class B....................    $1,000.00         $1,002.00            $11.86
  Class C....................    $1,000.00         $1,002.00            $11.85
  Class Y....................    $1,000.00         $1,004.80            $ 5.95
THE HARTFORD GLOBAL
  COMMUNICATIONS FUND
  Class A....................    $1,000.00         $1,001.40            $ 7.23
  Class B....................    $1,000.00         $1,000.00            $11.01
  Class C....................    $1,000.00         $1,000.00            $11.00
  Class Y....................    $1,000.00         $1,002.80            $ 5.08

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD CAPITAL
  APPRECIATION II FUND
  Class A....................    $1,000.00         $1,017.14            $ 8.14            1.60%       184         365
  Class B....................    $1,000.00         $1,013.36            $11.93            2.35%       184         365
  Class C....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class Y....................    $1,000.00         $1,019.41            $ 5.86            1.15%       184         365
THE HARTFORD CONSERVATIVE
  ALLOCATION FUND
  Class A....................    $1,000.00         $1,022.20            $ 3.04            0.60%       184         365
  Class B....................    $1,000.00         $1,018.91            $ 6.35            1.25%       184         365
  Class C....................    $1,000.00         $1,018.92            $ 6.34            1.25%       184         365
THE HARTFORD DISCIPLINED
  EQUITY FUND
  Class A....................    $1,000.00         $1,018.15            $ 7.12            1.40%       184         365
  Class B....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class C....................    $1,000.00         $1,014.57            $10.71            2.11%       184         365
  Class Y....................    $1,000.00         $1,020.70            $ 4.55            0.89%       184         365
THE HARTFORD DIVIDEND AND
  GROWTH FUND
  Class A....................    $1,000.00         $1,019.33            $ 5.93            1.17%       184         365
  Class B....................    $1,000.00         $1,015.08            $10.20            2.01%       184         365
  Class C....................    $1,000.00         $1,015.68            $ 9.60            1.89%       184         365
  Class Y....................    $1,000.00         $1,021.55            $ 3.69            0.72%       184         365
THE HARTFORD EQUITY INCOME
  FUND
  Class A....................    $1,000.00         $1,022.64            $ 2.60            0.51%       184         365
  Class B....................    $1,000.00         $1,018.27            $ 7.00            1.38%       184         365
  Class C....................    $1,000.00         $1,019.02            $ 6.25            1.23%       184         365
  Class Y....................    $1,000.00         $1,024.72            $ 0.49            0.10%       184         365
THE HARTFORD FLOATING RATE
  FUND
  Class A....................    $1,000.00         $1,023.73            $ 1.49            0.29%       184         365
  Class B....................    $1,000.00         $1,019.95            $ 5.31            1.04%       184         365
  Class C....................    $1,000.00         $1,020.08            $ 5.17            1.02%       184         365
  Class Y....................    $1,000.00         $1,025.16            $ 0.04            0.01%       184         365
THE HARTFORD FOCUS FUND
  Class A....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class B....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class C....................    $1,000.00         $1,013.37            $11.92            2.35%       184         365
  Class Y....................    $1,000.00         $1,019.27            $ 5.99            1.18%       184         365
THE HARTFORD GLOBAL
  COMMUNICATIONS FUND
  Class A....................    $1,000.00         $1,017.98            $ 7.29            1.43%       184         365
  Class B....................    $1,000.00         $1,014.19            $11.09            2.18%       184         365
  Class C....................    $1,000.00         $1,014.20            $11.08            2.18%       184         365
  Class Y....................    $1,000.00         $1,020.13            $ 5.13            1.01%       184         365

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD GLOBAL FINANCIAL
  SERVICES FUND
  Class A....................    $1,000.00         $1,024.70            $ 7.25
  Class B....................    $1,000.00         $1,022.40            $11.23
  Class C....................    $1,000.00         $1,023.40            $11.22
  Class Y....................    $1,000.00         $1,026.20            $ 5.10
THE HARTFORD GLOBAL HEALTH
  FUND
  Class A....................    $1,000.00         $1,016.60            $ 8.13
  Class B....................    $1,000.00         $1,014.80            $11.93
  Class C....................    $1,000.00         $1,014.80            $11.93
  Class Y....................    $1,000.00         $1,017.90            $ 5.51
THE HARTFORD GLOBAL LEADERS
  FUND
  Class A....................    $1,000.00         $  990.00            $ 7.42
  Class B....................    $1,000.00         $  987.60            $11.77
  Class C....................    $1,000.00         $  987.70            $11.31
  Class Y....................    $1,000.00         $  990.90            $ 4.86
THE HARTFORD GLOBAL
  TECHNOLOGY FUND
  Class A....................    $1,000.00         $1,002.00            $ 8.07
  Class B....................    $1,000.00         $1,000.00            $11.85
  Class C....................    $1,000.00         $1,000.00            $11.85
  Class Y....................    $1,000.00         $1,002.00            $ 6.06

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD GLOBAL FINANCIAL
  SERVICES FUND
  Class A....................    $1,000.00         $1,018.04            $ 7.23            1.42%       184         365
  Class B....................    $1,000.00         $1,014.10            $11.18            2.20%       184         365
  Class C....................    $1,000.00         $1,014.11            $11.17            2.20%       184         365
  Class Y....................    $1,000.00         $1,020.17            $ 5.08            1.00%       184         365
THE HARTFORD GLOBAL HEALTH
  FUND
  Class A....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class B....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class C....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class Y....................    $1,000.00         $1,019.74            $ 5.52            1.08%       184         365
THE HARTFORD GLOBAL LEADERS
  FUND
  Class A....................    $1,000.00         $1,017.75            $ 7.52            1.48%       184         365
  Class B....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class C....................    $1,000.00         $1,013.83            $11.46            2.26%       184         365
  Class Y....................    $1,000.00         $1,020.32            $ 4.93            0.97%       184         365
THE HARTFORD GLOBAL
  TECHNOLOGY FUND
  Class A....................    $1,000.00         $1,017.14            $ 8.14            1.60%       184         365
  Class B....................    $1,000.00         $1,013.36            $11.93            2.35%       184         365
  Class C....................    $1,000.00         $1,013.36            $11.93            2.35%       184         365
  Class Y....................    $1,000.00         $1,019.15            $ 6.11            1.20%       184         365

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD GROWTH
  ALLOCATION FUND
  Class A....................    $1,000.00         $  990.30            $ 3.16
  Class B....................    $1,000.00         $  989.40            $ 6.42
  Class C....................    $1,000.00         $  989.40            $ 6.43
THE HARTFORD GROWTH FUND
  Class A....................    $1,000.00         $  988.00            $ 6.66
  Class B....................    $1,000.00         $  985.90            $10.76
  Class C....................    $1,000.00         $  985.90            $10.20
  Class H....................    $1,000.00         $  986.60            $ 9.06
  Class L....................    $1,000.00         $  988.70            $ 5.31
  Class M....................    $1,000.00         $  986.60            $ 9.06
  Class N....................    $1,000.00         $  986.60            $ 9.06
  Class Y....................    $1,000.00         $  989.40            $ 4.21
THE HARTFORD GROWTH
  OPPORTUNITIES FUND
  Class A....................    $1,000.00         $1,007.20            $ 6.89
  Class B....................    $1,000.00         $1,005.40            $10.87
  Class C....................    $1,000.00         $1,005.40            $10.79
  Class H....................    $1,000.00         $1,006.50            $ 9.28
  Class L....................    $1,000.00         $1,008.20            $ 5.50
  Class M....................    $1,000.00         $1,006.10            $ 9.28
  Class N....................    $1,000.00         $1,006.10            $ 9.28
  Class Y....................    $1,000.00         $1,008.90            $ 4.41
  Class Z....................    $1,000.00         $1,008.60            $ 4.23
THE HARTFORD HIGH YIELD FUND
  Class A....................    $1,000.00         $  981.80            $ 6.73
  Class B....................    $1,000.00         $  978.80            $10.51
  Class C....................    $1,000.00         $  980.20            $10.07
  Class Y....................    $1,000.00         $  982.90            $ 4.35
THE HARTFORD INCOME
  ALLOCATION FUND
  Class A....................    $1,000.00         $  997.00            $ 2.79
  Class B....................    $1,000.00         $  995.10            $ 6.31
  Class C....................    $1,000.00         $  995.10            $ 6.30
THE HARTFORD INCOME FUND
  Class A....................    $1,000.00         $  993.40            $ 4.77
  Class B....................    $1,000.00         $  990.60            $ 8.53
  Class C....................    $1,000.00         $  990.60            $ 8.53
  Class Y....................    $1,000.00         $  994.10            $ 3.51
THE HARTFORD INFLATION PLUS
  FUND
  Class A....................    $1,000.00         $1,005.60            $ 4.81
  Class B....................    $1,000.00         $1,003.70            $ 8.59
  Class C....................    $1,000.00         $1,002.80            $ 8.58
  Class Y....................    $1,000.00         $1,005.30            $ 3.38

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD GROWTH
  ALLOCATION FUND
  Class A....................    $1,000.00         $1,022.03            $ 3.21            0.63%       184         365
  Class B....................    $1,000.00         $1,018.75            $ 6.52            1.28%       184         365
  Class C....................    $1,000.00         $1,018.75            $ 6.52            1.28%       184         365
THE HARTFORD GROWTH FUND
  Class A....................    $1,000.00         $1,018.50            $ 6.76            1.33%       184         365
  Class B....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class C....................    $1,000.00         $1,014.94            $10.35            2.04%       184         365
  Class H....................    $1,000.00         $1,016.09            $ 9.19            1.81%       184         365
  Class L....................    $1,000.00         $1,019.87            $ 5.39            1.06%       184         365
  Class M....................    $1,000.00         $1,016.09            $ 9.19            1.81%       184         365
  Class N....................    $1,000.00         $1,016.08            $ 9.19            1.81%       184         365
  Class Y....................    $1,000.00         $1,020.97            $ 4.28            0.84%       184         365
THE HARTFORD GROWTH
  OPPORTUNITIES FUND
  Class A....................    $1,000.00         $1,018.34            $ 6.93            1.36%       184         365
  Class B....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class C....................    $1,000.00         $1,014.45            $10.84            2.13%       184         365
  Class H....................    $1,000.00         $1,015.95            $ 9.33            1.84%       184         365
  Class L....................    $1,000.00         $1,019.73            $ 5.53            1.09%       184         365
  Class M....................    $1,000.00         $1,015.95            $ 9.33            1.84%       184         365
  Class N....................    $1,000.00         $1,015.95            $ 9.33            1.84%       184         365
  Class Y....................    $1,000.00         $1,020.82            $ 4.44            0.87%       184         365
  Class Z....................    $1,000.00         $1,020.99            $ 4.26            0.84%       184         365
THE HARTFORD HIGH YIELD FUND
  Class A....................    $1,000.00         $1,018.41            $ 6.86            1.35%       184         365
  Class B....................    $1,000.00         $1,014.59            $10.70            2.11%       184         365
  Class C....................    $1,000.00         $1,015.04            $10.25            2.02%       184         365
  Class Y....................    $1,000.00         $1,020.81            $ 4.44            0.87%       184         365
THE HARTFORD INCOME
  ALLOCATION FUND
  Class A....................    $1,000.00         $1,022.41            $ 2.82            0.55%       184         365
  Class B....................    $1,000.00         $1,018.88            $ 6.38            1.25%       184         365
  Class C....................    $1,000.00         $1,018.89            $ 6.38            1.25%       184         365
THE HARTFORD INCOME FUND
  Class A....................    $1,000.00         $1,020.42            $ 4.84            0.95%       184         365
  Class B....................    $1,000.00         $1,016.64            $ 8.64            1.70%       184         365
  Class C....................    $1,000.00         $1,016.63            $ 8.64            1.70%       184         365
  Class Y....................    $1,000.00         $1,021.68            $ 3.56            0.70%       184         365
THE HARTFORD INFLATION PLUS
  FUND
  Class A....................    $1,000.00         $1,020.41            $ 4.84            0.95%       184         365
  Class B....................    $1,000.00         $1,016.63            $ 8.64            1.70%       184         365
  Class C....................    $1,000.00         $1,016.63            $ 8.64            1.70%       184         365
  Class Y....................    $1,000.00         $1,021.83            $ 3.41            0.67%       184         365

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD INTERNATIONAL
  CAPITAL APPRECIATION FUND
  Class A....................    $1,000.00         $1,005.80            $ 8.08
  Class B....................    $1,000.00         $1,004.30            $11.86
  Class C....................    $1,000.00         $1,004.30            $11.86
  Class Y....................    $1,000.00         $1,006.50            $ 6.06
THE HARTFORD INTERNATIONAL
  OPPORTUNITIES FUND
  Class A....................    $1,000.00         $1,021.00            $ 7.99
  Class B....................    $1,000.00         $1,019.00            $11.96
  Class C....................    $1,000.00         $1,019.10            $11.96
  Class Y....................    $1,000.00         $1,021.90            $ 5.16
THE HARTFORD INTERNATIONAL
  SMALL COMPANY FUND
  Class A....................    $1,000.00         $1,019.30            $ 8.14
  Class B....................    $1,000.00         $1,017.60            $11.95
  Class C....................    $1,000.00         $1,017.00            $11.94
  Class Y....................    $1,000.00         $1,020.60            $ 6.11

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD INTERNATIONAL
  CAPITAL APPRECIATION FUND
  Class A....................    $1,000.00         $1,017.15            $ 8.13            1.60%       184         365
  Class B....................    $1,000.00         $1,013.37            $11.92            2.35%       184         365
  Class C....................    $1,000.00         $1,013.37            $11.92            2.35%       184         365
  Class Y....................    $1,000.00         $1,019.16            $ 6.10            1.20%       184         365
THE HARTFORD INTERNATIONAL
  OPPORTUNITIES FUND
  Class A....................    $1,000.00         $1,017.29            $ 7.98            1.57%       184         365
  Class B....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class C....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class Y....................    $1,000.00         $1,020.10            $ 5.16            1.01%       184         365
THE HARTFORD INTERNATIONAL
  SMALL COMPANY FUND
  Class A....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class B....................    $1,000.00         $1,013.36            $11.93            2.35%       184         365
  Class C....................    $1,000.00         $1,013.36            $11.92            2.35%       184         365
  Class Y....................    $1,000.00         $1,019.16            $ 6.10            1.20%       184         365

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD MIDCAP FUND
  Class A....................    $1,000.00         $  985.00            $ 6.49
  Class B....................    $1,000.00         $  983.30            $10.34
  Class C....................    $1,000.00         $  983.40            $ 9.92
  Class Y....................    $1,000.00         $  986.30            $ 4.13
THE HARTFORD MIDCAP VALUE
  FUND
  Class A....................    $1,000.00         $  958.90            $ 6.91
  Class B....................    $1,000.00         $  956.80            $10.60
  Class C....................    $1,000.00         $  956.10            $10.60
  Class Y....................    $1,000.00         $  959.70            $ 4.65
THE HARTFORD MONEY MARKET
  FUND
  Class A....................    $1,000.00         $1,006.90            $ 4.81
  Class B....................    $1,000.00         $1,005.00            $ 8.58
  Class C....................    $1,000.00         $1,005.00            $ 8.57
  Class Y....................    $1,000.00         $1,007.90            $ 2.78
THE HARTFORD RETIREMENT
  INCOME FUND
  Class A....................    $1,000.00         $  987.80            $ 0.36
  Class B....................    $1,000.00         $  987.10            $ 0.86
  Class C....................    $1,000.00         $  987.10            $ 0.86
  Class Y....................    $1,000.00         $  987.00            $ 0.19
THE HARTFORD SELECT MIDCAP
  GROWTH FUND
  Class A....................    $1,000.00         $  974.10            $ 7.46
  Class B....................    $1,000.00         $  972.00            $11.19
  Class C....................    $1,000.00         $  972.00            $11.18
  Class Y....................    $1,000.00         $  975.10            $ 5.48
THE HARTFORD SELECT MIDCAP
  VALUE FUND
  Class A....................    $1,000.00         $  975.60            $ 7.72
  Class B....................    $1,000.00         $  973.70            $11.44
  Class C....................    $1,000.00         $  972.80            $11.44
  Class Y....................    $1,000.00         $  975.60            $ 5.73
THE HARTFORD SELECT SMALLCAP
  GROWTH FUND
  Class A....................    $1,000.00         $  958.00            $ 1.11
  Class B....................    $1,000.00         $  957.00            $ 1.61
  Class C....................    $1,000.00         $  957.00            $ 1.60
  Class Y....................    $1,000.00         $  958.00            $ 0.80
THE HARTFORD SHORT DURATION
  FUND
  Class A....................    $1,000.00         $1,003.10            $ 4.54
  Class B....................    $1,000.00         $1,001.20            $ 8.32
  Class C....................    $1,000.00         $1,000.20            $ 8.31
  Class Y....................    $1,000.00         $1,003.80            $ 3.28

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD MIDCAP FUND
  Class A....................    $1,000.00         $1,018.67            $ 6.60            1.30%       184         365
  Class B....................    $1,000.00         $1,014.78            $10.50            2.07%       184         365
  Class C....................    $1,000.00         $1,015.20            $10.08            1.98%       184         365
  Class Y....................    $1,000.00         $1,021.05            $ 4.20            0.82%       184         365
THE HARTFORD MIDCAP VALUE
  FUND
  Class A....................    $1,000.00         $1,018.15            $ 7.12            1.40%       184         365
  Class B....................    $1,000.00         $1,014.37            $10.92            2.15%       184         365
  Class C....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class Y....................    $1,000.00         $1,020.46            $ 4.80            0.94%       184         365
THE HARTFORD MONEY MARKET
  FUND
  Class A....................    $1,000.00         $1,020.42            $ 4.84            0.95%       184         365
  Class B....................    $1,000.00         $1,016.65            $ 8.63            1.70%       184         365
  Class C....................    $1,000.00         $1,016.66            $ 8.62            1.69%       184         365
  Class Y....................    $1,000.00         $1,022.44            $ 2.80            0.55%       184         365
THE HARTFORD RETIREMENT
  INCOME FUND
  Class A....................    $1,000.00         $1,003.06            $ 0.36            0.53%        25         365
  Class B....................    $1,000.00         $1,002.56            $ 0.86            1.26%        25         365
  Class C....................    $1,000.00         $1,002.56            $ 0.86            1.26%        25         365
  Class Y....................    $1,000.00         $1,003.23            $ 0.19            0.28%        25         365
THE HARTFORD SELECT MIDCAP
  GROWTH FUND
  Class A....................    $1,000.00         $1,017.65            $ 7.62            1.50%       184         365
  Class B....................    $1,000.00         $1,013.86            $11.42            2.25%       184         365
  Class C....................    $1,000.00         $1,013.87            $11.42            2.25%       184         365
  Class Y....................    $1,000.00         $1,019.66            $ 5.60            1.10%       184         365
THE HARTFORD SELECT MIDCAP
  VALUE FUND
  Class A....................    $1,000.00         $1,017.39            $ 7.88            1.55%       184         365
  Class B....................    $1,000.00         $1,013.61            $11.67            2.30%       184         365
  Class C....................    $1,000.00         $1,013.61            $11.67            2.30%       184         365
  Class Y....................    $1,000.00         $1,019.41            $ 5.85            1.15%       184         365
THE HARTFORD SELECT SMALLCAP
  GROWTH FUND
  Class A....................    $1,000.00         $1,002.29            $ 1.13            1.65%        25         365
  Class B....................    $1,000.00         $1,001.78            $ 1.65            2.40%        25         365
  Class C....................    $1,000.00         $1,001.79            $ 1.64            2.39%        25         365
  Class Y....................    $1,000.00         $1,002.60            $ 0.82            1.20%        25         365
THE HARTFORD SHORT DURATION
  FUND
  Class A....................    $1,000.00         $1,020.67            $ 4.58            0.90%       184         365
  Class B....................    $1,000.00         $1,016.89            $ 8.38            1.65%       184         365
  Class C....................    $1,000.00         $1,016.90            $ 8.38            1.65%       184         365
  Class Y....................    $1,000.00         $1,021.93            $ 3.31            0.65%       184         365

                                       327

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 EXPENSE EXAMPLE (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD SMALL COMPANY
  FUND
  Class A....................    $1,000.00         $1,004.90            $ 7.07
  Class B....................    $1,000.00         $1,002.90            $10.85
  Class C....................    $1,000.00         $1,002.90            $10.86
  Class Y....................    $1,000.00         $1,005.70            $ 4.85
THE HARTFORD SMALLCAP GROWTH
  FUND
  Class A....................    $1,000.00         $  947.10            $ 6.86
  Class B....................    $1,000.00         $  945.30            $10.53
  Class C....................    $1,000.00         $  944.90            $10.53
  Class H....................    $1,000.00         $  945.50            $ 9.52
  Class L....................    $1,000.00         $  947.50            $ 5.85
  Class M....................    $1,000.00         $  945.50            $ 9.52
  Class N....................    $1,000.00         $  945.50            $ 9.52
  Class Y....................    $1,000.00         $  947.90            $ 4.76
THE HARTFORD STOCK FUND
  Class A....................    $1,000.00         $  998.40            $ 6.70
  Class B....................    $1,000.00         $  996.50            $11.35
  Class C....................    $1,000.00         $  997.10            $10.64
  Class Y....................    $1,000.00         $1,000.00            $ 4.30

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD SMALL COMPANY
  FUND
  Class A....................    $1,000.00         $1,018.15            $ 7.12            1.40%       184         365
  Class B....................    $1,000.00         $1,014.37            $10.92            2.15%       184         365
  Class C....................    $1,000.00         $1,014.37            $10.92            2.15%       184         365
  Class Y....................    $1,000.00         $1,020.37            $ 4.88            0.96%       184         365
THE HARTFORD SMALLCAP GROWTH
  FUND
  Class A....................    $1,000.00         $1,018.16            $ 7.11            1.40%       184         365
  Class B....................    $1,000.00         $1,014.38            $10.90            2.15%       184         365
  Class C....................    $1,000.00         $1,014.38            $10.91            2.15%       184         365
  Class H....................    $1,000.00         $1,015.42            $ 9.86            1.94%       184         365
  Class L....................    $1,000.00         $1,019.20            $ 6.06            1.19%       184         365
  Class M....................    $1,000.00         $1,015.42            $ 9.86            1.94%       184         365
  Class N....................    $1,000.00         $1,015.42            $ 9.86            1.94%       184         365
  Class Y....................    $1,000.00         $1,020.31            $ 4.94            0.97%       184         365
THE HARTFORD STOCK FUND
  Class A....................    $1,000.00         $1,018.50            $ 6.76            1.33%       184         365
  Class B....................    $1,000.00         $1,013.83            $11.45            2.26%       184         365
  Class C....................    $1,000.00         $1,014.55            $10.73            2.11%       184         365
  Class Y....................    $1,000.00         $1,020.90            $ 4.35            0.85%       184         365

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD TAX-FREE
  CALIFORNIA FUND
  Class A....................    $1,000.00         $  999.00            $ 4.53
  Class B....................    $1,000.00         $  997.20            $ 8.30
  Class C....................    $1,000.00         $  996.20            $ 8.30
THE HARTFORD TARGET
  RETIREMENT 2010 FUND
  Class A....................    $1,000.00         $  982.00            $ 0.31
  Class B....................    $1,000.00         $  982.00            $ 0.81
  Class C....................    $1,000.00         $  982.00            $ 0.81
  Class Y....................    $1,000.00         $  983.00            $ 0.18
THE HARTFORD TARGET
  RETIREMENT 2020 FUND
  Class A....................    $1,000.00         $  979.00            $ 0.35
  Class B....................    $1,000.00         $  978.00            $ 0.85
  Class C....................    $1,000.00         $  978.00            $ 0.85
  Class Y....................    $1,000.00         $  979.00            $ 0.14
THE HARTFORD TARGET
  RETIREMENT 2030 FUND
  Class A....................    $1,000.00         $  975.00            $ 0.32
  Class B....................    $1,000.00         $  974.00            $ 0.84
  Class C....................    $1,000.00         $  974.00            $ 0.84
  Class Y....................    $1,000.00         $  975.00            $ 0.13
THE HARTFORD TAX-FREE
  MINNESOTA FUND
  Class A....................    $1,000.00         $  995.20            $ 4.28
  Class B....................    $1,000.00         $  992.40            $ 8.03
  Class C....................    $1,000.00         $  993.40            $ 8.04
  Class E....................    $1,000.00         $  995.30            $ 4.50
  Class H....................    $1,000.00         $  993.40            $ 8.04
  Class L....................    $1,000.00         $  995.10            $ 4.52
  Class M....................    $1,000.00         $  993.40            $ 8.04
  Class N....................    $1,000.00         $  992.40            $ 8.03
  Class Y....................    $1,000.00         $  994.20            $ 4.59
THE HARTFORD TAX-FREE
  NATIONAL FUND
  Class A....................    $1,000.00         $  997.80            $ 5.03
  Class B....................    $1,000.00         $  995.90            $ 8.80
  Class C....................    $1,000.00         $  996.00            $ 8.80
  Class E....................    $1,000.00         $  998.00            $ 4.51
  Class H....................    $1,000.00         $  996.00            $ 8.82
  Class L....................    $1,000.00         $  997.70            $ 5.28
  Class M....................    $1,000.00         $  996.00            $ 8.80
  Class N....................    $1,000.00         $  995.90            $ 8.80
  Class Y....................    $1,000.00         $  998.00            $ 4.65

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD TAX-FREE
  CALIFORNIA FUND
  Class A....................    $1,000.00         $1,020.67            $ 4.58            0.90%       184         365
  Class B....................    $1,000.00         $1,016.89            $ 8.38            1.65%       184         365
  Class C....................    $1,000.00         $1,016.89            $ 8.39            1.65%       184         365
THE HARTFORD TARGET
  RETIREMENT 2010 FUND
  Class A....................    $1,000.00         $1,003.11            $ 0.32            0.46%        25         365
  Class B....................    $1,000.00         $1,002.60            $ 0.82            1.20%        25         365
  Class C....................    $1,000.00         $1,002.60            $ 0.82            1.20%        25         365
  Class Y....................    $1,000.00         $1,003.24            $ 0.19            0.27%        25         365
THE HARTFORD TARGET
  RETIREMENT 2020 FUND
  Class A....................    $1,000.00         $1,003.08            $ 0.35            0.51%        25         365
  Class B....................    $1,000.00         $1,002.57            $ 0.86            1.25%        25         365
  Class C....................    $1,000.00         $1,002.57            $ 0.86            1.25%        25         365
  Class Y....................    $1,000.00         $1,003.29            $ 0.14            0.20%        25         365
THE HARTFORD TARGET
  RETIREMENT 2030 FUND
  Class A....................    $1,000.00         $1,003.10            $ 0.33            0.48%        25         365
  Class B....................    $1,000.00         $1,002.58            $ 0.85            1.24%        25         365
  Class C....................    $1,000.00         $1,002.58            $ 0.85            1.24%        25         365
  Class Y....................    $1,000.00         $1,003.29            $ 0.13            0.19%        25         365
THE HARTFORD TAX-FREE
  MINNESOTA FUND
  Class A....................    $1,000.00         $1,020.92            $ 4.33            0.85%       184         365
  Class B....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class C....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class E....................    $1,000.00         $1,020.69            $ 4.56            0.90%       184         365
  Class H....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class L....................    $1,000.00         $1,020.67            $ 4.58            0.90%       184         365
  Class M....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class N....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class Y....................    $1,000.00         $1,020.61            $ 4.65            0.91%       184         365
THE HARTFORD TAX-FREE
  NATIONAL FUND
  Class A....................    $1,000.00         $1,020.17            $ 5.09            1.00%       184         365
  Class B....................    $1,000.00         $1,016.39            $ 8.89            1.75%       184         365
  Class C....................    $1,000.00         $1,016.39            $ 8.89            1.75%       184         365
  Class E....................    $1,000.00         $1,020.69            $ 4.56            0.90%       184         365
  Class H....................    $1,000.00         $1,016.37            $ 8.91            1.75%       184         365
  Class L....................    $1,000.00         $1,019.91            $ 5.34            1.05%       184         365
  Class M....................    $1,000.00         $1,016.39            $ 8.89            1.75%       184         365
  Class N....................    $1,000.00         $1,016.39            $ 8.89            1.75%       184         365
  Class Y....................    $1,000.00         $1,020.55            $ 4.70            0.92%       184         365

                                       328

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD TAX-FREE NEW
  YORK FUND
  Class A....................    $1,000.00         $  995.00            $ 4.27
  Class B....................    $1,000.00         $  993.10            $ 8.04
  Class C....................    $1,000.00         $  993.10            $ 8.04
THE HARTFORD TOTAL RETURN
  BOND FUND
  Class A....................    $1,000.00         $  991.30            $ 6.02
  Class B....................    $1,000.00         $  989.30            $ 9.77
  Class C....................    $1,000.00         $  989.60            $ 9.37
  Class Y....................    $1,000.00         $  992.40            $ 3.63
THE HARTFORD U.S. GOVERNMENT
  SECURITIES FUND
  Class A....................    $1,000.00         $  995.70            $ 5.78
  Class B....................    $1,000.00         $  992.70            $ 9.54
  Class C....................    $1,000.00         $  992.70            $ 9.53
  Class E....................    $1,000.00         $  995.50            $ 4.16
  Class H....................    $1,000.00         $  993.20            $ 9.18
  Class L....................    $1,000.00         $  995.90            $ 5.42
  Class M....................    $1,000.00         $  993.20            $ 9.18
  Class N....................    $1,000.00         $  993.20            $ 9.18
  Class Y....................    $1,000.00         $  996.80            $ 4.31

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD TAX-FREE NEW
  YORK FUND
  Class A....................    $1,000.00         $1,020.92            $ 4.33            0.85%       184         365
  Class B....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
  Class C....................    $1,000.00         $1,017.14            $ 8.13            1.60%       184         365
THE HARTFORD TOTAL RETURN
  BOND FUND
  Class A....................    $1,000.00         $1,019.16            $ 6.10            1.20%       184         365
  Class B....................    $1,000.00         $1,015.38            $ 9.90            1.95%       184         365
  Class C....................    $1,000.00         $1,015.79            $ 9.49            1.87%       184         365
  Class Y....................    $1,000.00         $1,021.56            $ 3.69            0.72%       184         365
THE HARTFORD U.S. GOVERNMENT
  SECURITIES FUND
  Class A....................    $1,000.00         $1,019.41            $ 5.85            1.15%       184         365
  Class B....................    $1,000.00         $1,015.63            $ 9.65            1.90%       184         365
  Class C....................    $1,000.00         $1,015.64            $ 9.64            1.90%       184         365
  Class E....................    $1,000.00         $1,021.03            $ 4.22            0.83%       184         365
  Class H....................    $1,000.00         $1,016.00            $ 9.28            1.83%       184         365
  Class L....................    $1,000.00         $1,019.77            $ 5.49            1.08%       184         365
  Class M....................    $1,000.00         $1,015.99            $ 9.28            1.83%       184         365
  Class N....................    $1,000.00         $1,016.00            $ 9.28            1.83%       184         365
  Class Y....................    $1,000.00         $1,020.89            $ 4.36            0.86%       184         365

--------------------------------------------------------------------------------

                                                   ACTUAL RETURN
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005
                                   VALUE             VALUE              THROUGH
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005
                               --------------   ----------------   -----------------
THE HARTFORD VALUE FUND
  Class A....................    $1,000.00         $  989.00            $ 7.01
  Class B....................    $1,000.00         $  987.00            $10.77
  Class C....................    $1,000.00         $  987.00            $10.77
  Class Y....................    $1,000.00         $  990.80            $ 4.59
THE HARTFORD VALUE
  OPPORTUNITIES FUND
  Class A....................    $1,000.00         $  955.20            $ 6.90
  Class B....................    $1,000.00         $  954.10            $10.58
  Class C....................    $1,000.00         $  953.50            $10.58
  Class H....................    $1,000.00         $  954.20            $ 9.82
  Class L....................    $1,000.00         $  955.80            $ 6.12
  Class M....................    $1,000.00         $  954.80            $ 9.82
  Class N....................    $1,000.00         $  954.20            $ 9.81
  Class Y....................    $1,000.00         $  956.80            $ 5.01

                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                               -----------------------------------------------------
                                                                     EXPENSES PAID
                                 BEGINNING           ENDING        DURING THE PERIOD                  DAYS
                                  ACCOUNT           ACCOUNT         APRIL 30, 2005     ANNUALIZED    IN THE      DAYS
                                   VALUE             VALUE              THROUGH         EXPENSE     CURRENT     IN THE
                               APRIL 30, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005      RATIO      1/2 YEAR   FULL YEAR
                               --------------   ----------------   -----------------   ----------   --------   ---------
THE HARTFORD VALUE FUND
  Class A....................    $1,000.00         $1,018.16            $ 7.11            1.40%       184         365
  Class B....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class C....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class Y....................    $1,000.00         $1,020.59            $ 4.66            0.92%       184         365
THE HARTFORD VALUE
  OPPORTUNITIES FUND
  Class A....................    $1,000.00         $1,018.15            $ 7.12            1.40%       184         365
  Class B....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class C....................    $1,000.00         $1,014.37            $10.91            2.15%       184         365
  Class H....................    $1,000.00         $1,015.16            $10.12            1.99%       184         365
  Class L....................    $1,000.00         $1,018.95            $ 6.32            1.24%       184         365
  Class M....................    $1,000.00         $1,015.16            $10.12            1.99%       184         365
  Class N....................    $1,000.00         $1,015.16            $10.12            1.99%       184         365
  Class Y....................    $1,000.00         $1,020.08            $ 5.17            1.02%       184         365

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 SHAREHOLDER MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

THE FOLLOWING PROPOSALS WERE ADDRESSED DURING THE PERIOD. * INDICATES THAT THE PROPOSAL WAS ADDRESSED AT A SPECIAL MEETING OF SHAREHOLDERS HELD ON SEPTEMBER 7, 2005. ** INDICATES THAT THE PROPOSAL WAS ADDRESSED AT A SUBSEQUENT ADJOURNED SPECIAL MEETING HELD ON OCTOBER 14, 2005.

     1. PROPOSAL TO ELECT THE FOLLOWING INDIVIDUALS AS DIRECTORS: LYNN S. BIRDSONG, ROBERT M. GAVIN, JR., DUANE E. HILL, SANDRA S. JAFFEE, WILLIAM P. JOHNSTON, PHILLIP O. PETERSON, THOMAS M. MARRA, LOWNDES A. SMITH AND DAVID M. ZNAMIEROWSKI:

                                          THE HARTFORD MUTUAL FUNDS, INC.*   THE HARTFORD MUTUAL FUNDS II, INC.*
                                          --------------------------------   ------------------------------------
DIRECTOR                                        FOR            WITHHOLD             FOR              WITHHOLD
--------                                  ---------------   --------------   -----------------   ----------------
Lynn S. Birdsong........................  885,147,558.363   16,631,667.016    88,318,443.669      2,232,324.720
Robert M. Gavin, Jr. ...................  885,025,842.356   16,753,383.023    88,318,755.165      2,232,013.224
Duane E. Hill...........................  885,173,869.801   16,605,355.578    88,327,805.439      2,222,962.950
Sandra S. Jaffee........................  885,156,031.003   16,623,194.376    88,327,579.118      2,223,189.271
William P. Johnston.....................  885,151,088.725   16,628,136.654    88,307,054.045      2,243,714.344
Phillip O. Peterson.....................  885,231,288.152   16,547,937.227    88,336,069.480      2,214,698.909
Thomas M. Marra.........................  885,002,284.722   16,776,940.657    88,318,600.330      2,232,168.059
Lowndes A. Smith........................  885,179,633.957   16,599,591.422    88,326,965.370      2,223,803.019
David M. Znamierowski...................  885,124,823.279   16,654,402.100    88,275,570.292      2,275,198.097

     2. PROPOSAL TO PERMIT THE FUND'S INVESTMENT ADVISER TO SELECT AND CONTRACT WITH SUB-ADVISERS WITHOUT OBTAINING SHAREHOLDER APPROVAL:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                          ---------------   -------------   -------------   ---------------
Advisers*...............................   52,426,592.013   4,050,370.377   2,142,396.620   18,660,033.000
Capital Appreciation**..................   93,719,782.277   8,435,741.616   3,677,302.316   29,142,699.000
Disciplined Equity*.....................   14,147,972.338   1,187,332.475     541,290.777    4,030,881.000
Dividend and Growth*....................   53,435,190.180   3,850,350.809   1,957,001.075   17,310,066.000
Equity Income*..........................   13,523,112.103   1,057,558.315     489,164.517    4,309,026.000
Focus*..................................    3,604,535.499     264,557.034     126,112.878    1,183,118.000
Global Communications*..................    1,294,335.553      39,031.249      24,449.839      677,643.000
Global Financial Services*..............      999,054.041      54,685.652      21,856.954      495,618.000
Global Health*..........................   15,222,766.414     836,550.850     207,390.794    4,142,486.000
Global Leaders*.........................   16,920,310.584   1,078,454.613     472,614.259    6,381,605.000
Global Technology**.....................    4,239,858.816     305,554.102     127,855.562    1,578,310.000
Growth**................................   25,852,428.108   1,981,365.955     894,026.981    8,570,315.000
Growth Opportunities*...................   12,195,652.998   1,082,654.783     526,958.831    3,326,251.000
High Yield*.............................   20,101,000.196   1,508,250.417     902,410.033    5,029,010.000
Income*.................................    2,830,386.776     160,921.515      72,245.107      400,463.000
Inflation Plus**........................   35,441,610.801   4,158,815.859   1,443,698.968    9,679,886.000
International Capital Appreciation*.....    7,376,108.427     787,645.299     445,088.318    2,150,871.000
International Opportunities**...........    4,277,088.592     268,989.236     135,924.682    1,527,629.000
International Small Company*............    3,776,316.272     246,840.292     140,617.535      267,745.000
MidCap**................................   42,918,923.661   3,245,911.232   1,456,656.827   13,476,938.000
MidCap Value*...........................   13,400,349.652   1,027,014.789     590,370.353    4,562,101.000
Money Market*...........................  102,607,087.763   7,036,282.469   4,010,479.863   25,584,459.000
Short Duration*.........................    8,624,376.196     613,586.826     246,929.766    3,686,626.000
Small Company*..........................    6,669,122.101     664,683.457     218,553.612    1,889,657.000
SmallCap Growth*........................    3,944,124.534     298,757.241     156,512.997      935,257.000
Stock**.................................   31,051,542.587   2,003,196.608   1,052,756.434   11,353,765.000

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                          ---------------   -------------   -------------   ---------------
Tax-Free California*....................    1,024,638.442      25,163.146      10,299.000      415,614.000
Tax-Free Minnesota*.....................    1,840,086.098     173,559.424      33,167.110      445,946.000
Tax-Free National*......................    3,905,932.657     401,049.130     161,628.756    1,196,695.000
Tax-Free New York*......................    1,191,841.545       6,212.111       7,144.000      187,868.000
Total Return Bond*......................   26,611,132.257   1,599,667.355     804,091.472    8,141,712.000
U.S. Government Securities*.............   11,214,462.920     989,103.456     622,570.875    1,484,749.000
Value*..................................    6,620,490.586     836,656.365     225,240.686    1,189,873.000
Value Opportunities*....................    5,966,582.441     493,203.070     160,517.283    1,524,474.000

     3.A(I). PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING THE ISSUING OF
             SENIOR SECURITIES:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                           --------------   -------------   -------------   ---------------
Capital Appreciation**...................  96,018,909.950   5,369,060.439   4,444,855.820   29,142,699.000
Disciplined Equity*......................  14,515,359.825     689,089.959     672,145.806    4,030,881.000
Global Health*...........................  15,641,482.131     364,914.446     260,311.481    4,142,486.000
Global Technology**......................   4,312,895.549     206,333.226     154,039.705    1,578,310.000
Stock**..................................  31,593,719.168   1,281,498.390   1,232,278.071   11,353,765.000

     3.A(II). PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING THE BORROWING
              OF MONEY:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                           --------------   -------------   -------------   ---------------
Capital Appreciation**...................  95,297,934.536   6,080,430.513   4,454,461.160   29,142,699.000
Disciplined Equity*......................  14,422,256.721     795,294.037     659,044.832    4,030,881.000
Global Health*...........................  15,631,831.330     381,021.051     253,855.677    4,142,486.000
Global Technology**......................   4,305,886.947     226,824.932     140,556.601    1,578,310.000
Stock**..................................  31,443,690.566   1,421,185.470   1,242,619.593   11,353,765.000

     3.A(III). PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING THE BORROWING
               OF MONEY, ISSUING OF SENIOR SECURITIES AND PURCHASING SECURITIES ON MARGIN:

                                                     FOR          AGAINST       ABSTAIN     BROKER NON-VOTE
                                                -------------   -----------   -----------   ---------------
SmallCap Growth Fund*.........................  3,952,027.805   253,496.799   193,870.168     935,257.000

     3.B. PROPOSAL TO ELIMINATE THE FUNDAMENTAL POLICY REGARDING THE PLEDGING,
          MORTGAGING OR HYPOTHECATING OF ASSETS:

                                                     FOR          AGAINST       ABSTAIN     BROKER NON-VOTE
                                                -------------   -----------   -----------   ---------------
SmallCap Growth Fund*.........................  3,939,854.328   250,990.059   208,550.385     935,257.000

     3.C. PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING UNDERWRITING
          SECURITIES:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                           --------------   -------------   -------------   ---------------
Capital Appreciation**...................  96,372,986.616   5,017,982.467   4,441,857.126   29,142,699.000
Disciplined Equity*......................  14,526,889.348     652,453.373     697,252.869    4,030,881.000
Global Health*...........................  15,657,978.822     357,538.108     251,191.128    4,142,486.000
Global Technology**......................   4,322,673.237     201,887.434     148,707.809    1,578,310.000
Stock**..................................  31,653,813.622   1,200,669.432   1,253,012.575   11,353,765.000

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

     3.D. PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING INVESTMENTS IN
          REAL ESTATE AND INTERESTS THEREIN:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                           --------------   -------------   -------------   ---------------
Capital Appreciation**...................  96,734,395.319   4,832,276.261   4,266,154.629   29,142,699.000
Disciplined Equity*......................  14,632,275.012     584,338.745     659,981.833    4,030,881.000
Global Health*...........................  15,691,925.954     328,497.191     246,284.913    4,142,486.000
Global Technology**......................   4,334,099.687     193,419.043     145,749.750    1,578,310.000
SmallCap Growth*.........................   4,022,542.954     181,521.233     195,330.585      935,257.000
Stock**..................................  31,749,704.825   1,137,640.814   1,220,149.990   11,353,765.000

     3.E. PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING PURCHASES AND
          SALES OF COMMODITIES AND COMMODITIES CONTRACTS:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                           --------------   -------------   -------------   ---------------
Capital Appreciation**...................  95,862,961.589   5,625,621.478   4,344,243.142   29,142,699.000
Disciplined Equity*......................  14,517,405.883     703,756.052     655,433.655    4,030,881.000
Global Health*...........................  15,637,968.729     374,113.293     254,626.036    4,142,486.000
Global Technology**......................   4,323,186.470     202,428.446     147,653.564    1,578,310.000
SmallCap Growth*.........................   3,977,502.458     224,427.205     197,465.109      935,257.000
Stock**..................................  31,568,238.364   1,288,945.994   1,250,311.271   11,353,765.000

     3.F. PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING THE
          DIVERSIFICATION OF INVESTMENTS:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                           --------------   -------------   -------------   ---------------
Capital Appreciation**...................  97,081,407.658   4,533,394.316   4,218,024.235   29,142,699.000
Disciplined Equity*......................  14,611,511.814     630,011.635     635,072.141    4,030,881.000
Stock**..................................  31,811,237.454   1,093,339.873   1,202,918.302   11,353,765.000

     3.G. PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING INVESTMENT
          CONCENTRATIONS WITHIN A PARTICULAR INDUSTRY:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                          ---------------   -------------   -------------   ---------------
Advisers*...............................   53,876,955.327   2,326,116.237   2,416,287.446   18,660,033.000
Aggressive Growth*......................    2,760,599.650      48,674.501     100,925.596    1,143,587.000
Balanced Allocation*....................   12,543,593.435     266,597.291     371,500.383    4,425,437.000
Capital Appreciation**..................   96,736,848.114   4,812,635.521   4,283,342.574   29,142,699.000
Conservative Allocation*................    4,030,137.895      51,474.576     135,329.805    1,248,922.000
Disciplined Equity*.....................   14,547,223.748     695,361.554     634,010.288    4,030,881.000
Dividend and Growth*....................   54,943,122.641   2,200,978.425   2,098,440.998   17,310,066.000
Equity Income*..........................   13,839,261.298     725,807.527     504,766.110    4,309,026.000
Focus*..................................    3,714,005.047     144,700.954     136,499.410    1,183,118.000
Global Leaders*.........................   17,271,970.310     670,301.584     529,107.562    6,381,605.000
Growth*.................................   25,195,633.304   1,067,492.828   1,030,602.653   10,177,143.000
Growth Allocation**.....................    9,942,110.059     195,188.339     397,312.978    3,316,418.000
Growth Opportunities*...................   12,555,225.328     687,170.976     562,870.308    3,326,251.000
High Yield*.............................   20,549,049.916     948,043.213   1,014,567.517    5,029,010.000
Income*.................................    2,866,831.992     108,895.003      87,826.403      400,463.000
Income Allocation*......................    1,313,631.435      31,809.000      38,548.802      409,290.000
Inflation Plus*.........................   36,429,925.942   1,740,101.363   1,595,024.830   12,885,842.000
International Capital Appreciation*.....    7,766,909.137     374,772.827     467,160.080    2,150,871.000
International Opportunities*............    3,982,854.084     156,862.663     133,036.290    1,626,700.000
International Small Company*............    3,929,516.471      95,856.004     138,401.624      267,745.000

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                          ---------------   -------------   -------------   ---------------
MidCap*.................................   41,531,109.245   1,790,131.992   1,467,799.471   17,107,898.000
MidCap Value*...........................   13,940,258.990     531,752.718     545,723.086    4,562,101.000
Money Market*...........................  105,513,820.591   4,249,762.783   3,890,266.721   25,584,459.000
Short Duration*.........................    8,819,491.860     379,088.283     286,312.645    3,686,626.000
Small Company*..........................    6,896,359.259     418,159.620     237,840.291    1,889,657.000
SmallCap Growth*........................    4,033,926.733     170,643.799     194,824.240      935,257.000
Stock**.................................   31,757,141.293   1,133,627.212   1,216,727.124   11,353,765.000
Tax-Free California*....................    1,035,277.588      10,895.000      13,928.000      415,614.000
Tax-Free Minnesota*.....................    1,929,780.762      69,320.031      47,711.839      445,946.000
Tax-Free National*......................    4,143,787.464     185,294.337     139,528.742    1,196,695.000
Tax-Free New York*......................    1,181,543.557       3,483.129      20,170.970      187,868.000
Total Return Bond*......................   27,205,557.946     987,215.120     822,118.018    8,141,712.000
U.S. Government Securities*.............   11,607,852.546     626,019.209     592,265.496    1,484,749.000
Value*..................................    7,174,206.701     267,850.799     240,330.137    1,189,873.000
Value Opportunities*....................    6,093,386.665     332,310.086     194,606.043    1,524,474.000

     3.H(I). PROPOSAL TO ELIMINATE THE FUNDAMENTAL POLICY REGARDING PURCHASES
             FROM AND SALES TO OFFICERS, DIRECTORS AND EMPLOYEES:

                                                     FOR          AGAINST       ABSTAIN     BROKER NON-VOTE
                                                -------------   -----------   -----------   ---------------
SmallCap Growth*..............................  3,895,546.631   303,598.865   200,249.276     935,257.000

     3.H(II). PROPOSAL TO ELIMINATE THE FUNDAMENTAL POLICY REGARDING SECURITIES
              TRADING ACCOUNTS:

                                                     FOR          AGAINST       ABSTAIN     BROKER NON-VOTE
                                                -------------   -----------   -----------   ---------------
SmallCap Growth*..............................  3,922,923.424   267,156.193   209,315.155     935,257.000

     3.I. PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING THE MAKING OF
          LOANS:

                                                FOR            AGAINST         ABSTAIN      BROKER NON-VOTE
                                           --------------   -------------   -------------   ---------------
Capital Appreciation**...................  95,523,131.815   5,898,753.995   4,410,940.399   29,142,699.000
Disciplined Equity*......................  14,480,639.254     766,877.641     629,078.695    4,030,881.000
Global Health*...........................  15,627,810.888     390,996.250     247,900.920    4,142,486.000
Global Technology**......................   4,301,786.987     221,505.412     149,976.081    1,578,310.000
SmallCap Growth*.........................   3,926,744.199     272,055.451     200,595.122      935,257.000
Stock**..................................  31,511,249.090   1,372,793.978   1,223,452.561   11,353,765.000

     3.J. PROPOSAL TO ELIMINATE THE FUNDAMENTAL POLICY REGARDING SHORT SALES:

                                                     FOR          AGAINST       ABSTAIN     BROKER NON-VOTE
                                                -------------   -----------   -----------   ---------------
SmallCap Growth*..............................  3,928,893.334   265,126.540   205,374.898     935,257.000

     3.K. PROPOSAL TO REVISE THE FUNDAMENTAL POLICY REGARDING INVESTMENTS WITHIN
          CERTAIN INDUSTRIES:

                                                    FOR           AGAINST       ABSTAIN     BROKER NON-VOTE
                                               --------------   -----------   -----------   ---------------
Global Health*...............................  15,704,295.903   322,316.334   240,095.821    4,142,486.000
Global Technology**..........................   4,332,523.573   183,153.666   157,591.241    1,578,310.000

 APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), requires that each mutual fund's board of directors, including a majority of those directors who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Directors"), annually review and consider the continuation of the Funds' investment advisory and sub-advisory agreements, after an initial two year period.

At a meeting held on August 2-3, 2005, the Board of Directors of the Funds, including each of the Independent Directors, unanimously voted to approve the investment management agreement for each Fund with an agreement up for renewal with Hartford Investment Financial Services, LLC ("HIFSCO") and the investment sub-advisory agreements between HIFSCO and such Funds' sub-advisers ("sub-advisers") -- Wellington Management Company, LLP ("Wellington") and Hartford Investment Management Company ("Hartford Investment") (collectively, the "agreements"). In the months preceding this meeting, the Board requested, received, and reviewed written responses from HIFSCO and each sub-adviser to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board received in-person presentations about each of the Funds and the related agreements by Fund officers and representatives from HIFSCO at the Board's meetings on June 21-22, 2005 and August 2-3, 2005. In considering the approval of the agreements, the Board also took into account information provided to the Board throughout the year at its regular quarterly and special Board meetings, including reports on Fund performance, compliance, shareholder services, and the other services provided to the Funds by HIFSCO, the sub-advisers, and their affiliates.

The Independent Directors, who were advised by their independent legal counsel throughout this process, engaged two service providers to assist them with evaluating the agreements with respect to each of the Funds. Lipper, Inc. ("Lipper"), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund's management and sub-advisory fees, overall expense ratios, and investment performance compared to those of mutual funds with similar investment objectives in various peer groups ("peer funds"). The Independent Directors also engaged an independent financial services consulting firm (the "Consultant") to assist them in evaluating each Fund's management and sub-advisory fees, overall expense ratios and investment performance in connection with the Board's review and negotiation with management on the renewal of the agreements.

The Board considered the agreements for the Funds at the June and August meetings, and dealt with each Fund separately. In connection with these deliberations, HIFSCO agreed to reduce fees and shareholder expenses for a number of the Funds. In determining to continue the agreements for each Fund, the Board determined that the proposed management fee structure for each Fund, taking into account these reductions, was fair and reasonable and that continuation of the agreements, including the continued appointment of HIFSCO as manager and Wellington and Hartford Investment as sub-advisers, was in the best interests of each Fund and its shareholders.

In determining to re-approve the agreements, the Board considered the following categories of material factors, among others, relating to the agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board requested and considered information and data concerning the nature, extent, and quality of the services provided to the Funds by HIFSCO and each of the sub-advisers. The Board considered, among other things, the terms of the agreements, the range of services provided, and HIFSCO's and each sub-adviser's organizational structure, systems and personnel. The Board received information on the background and experience of senior management and relevant investment and other personnel at HIFSCO and each sub-adviser, and the adequacy of the time and attention devoted by them to the Funds. The Board considered HIFSCO's and each sub-adviser's reputation and overall financial strength, as well as their willingness to consider and implement organizational and operational changes, including hiring additional personnel, designed to improve services to the Funds, and their investments in infrastructure in light of increased regulatory requirements and other developments.

The Board also requested and evaluated information concerning HIFSCO's and each sub-adviser's regulatory and compliance environment. In this regard, the Board requested and reviewed information on HIFSCO's and each sub-adviser's compliance policies and procedures, their compliance history, and reports from the Funds' Chief Compliance Officer on HIFSCO's and each sub-adviser's compliance with applicable laws and regulations, including their responses to regulatory developments and compliance issues raised by regulators. The Board also noted HIFSCO's and the sub-advisers'

APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED) - (CONTINUED)

support of the Funds' compliance control structure, particularly the resources devoted by HIFSCO and the sub-advisers in support of the Funds' obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HIFSCO, the Board noted that under the agreements, HIFSCO is responsible for the management of each Fund, and provides administrative services to the Funds as well as its investment advisory services in connection with selecting, monitoring and supervising sub-advisers. With respect to the Asset Allocation Funds, the Board noted that HIFSCO is also responsible for administering the asset allocation programs for the Funds. The Board considered its experiences with HIFSCO with respect to each of the services it has provided to the Funds, including HIFSCO's management and monitoring of the Funds' sub-advisers, its administration of the Asset Allocation Funds' allocation programs, and its supervision of fund operations and oversight of service providers, with attention to the quality of HIFSCO's communications with the Board, and HIFSCO's responsiveness to Board inquiries. The Board considered that HIFSCO or its affiliates are responsible for providing the Funds' officers and paying their salaries and expenses. In addition, the Board considered the nature and quality of the services provided to the Funds and their shareholders by HIFSCO's affiliates, and in particular shareholder services provided by the Funds' transfer agent, which have resulted in the Funds being independently recognized in the mutual fund industry for high-quality shareholder services.

With respect to the sub-advisers, who provide day-to-day portfolio management services, the Board considered the quality of each sub-adviser's investment personnel (including each sub-adviser's ability to attract and retain qualified investment professionals), each sub-adviser's investment philosophy and process (and adherence to that philosophy and process), investment research capabilities and resources, performance record, and trade execution capabilities and experience, with attention to the quality of each sub-adviser's communications with the Board, and each sub-adviser's responsiveness to Board inquiries.

In considering this information, the Board evaluated not only the information presented to the Board in connection with its consideration of the agreements, but also the Board's experience through past interactions with HIFSCO and the sub-advisers. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by HIFSCO and each of the sub-advisers.

PERFORMANCE OF THE FUNDS, HIFSCO, AND THE SUB-ADVISERS

The Board considered the investment performance of each of the Funds. In this regard, the Board considered information and materials provided to the Board from HIFSCO and Lipper comparing each fund's short-term and long-term and recent investment performance over various periods of time with appropriate benchmark indices, and with a performance universe of funds selected by Lipper. This information included performance reports (provided by Lipper, HIFSCO and the sub-advisers) and discussions with portfolio managers and other representatives of the sub-advisers at board meetings throughout the year, as well as the information provided especially for the annual contract review. The Board also considered the analysis provided by the Consultant relating to each Fund's performance track record.

In connection with its review of performance, the Board considered recent personnel additions at HIFSCO charged with overseeing and evaluating the sub-advisers and Fund performance, and HIFSCO's cooperation with the work of the Investment Committee of the Board of Directors, which assists the Board in evaluating the performance of the Funds at periodic meetings throughout the year. The Board reviewed the performance of each Fund over the different time periods presented in the materials and evaluated HIFSCO's and the sub-advisers' analysis of the Funds' performance for these time periods, with specific attention to information indicating underperformance of certain Funds for specific time periods relative to a peer group or benchmark, and the causes for such underperformance. In evaluating the performance of each Fund, the Board also considered whether the Fund had been in operation for a sufficient time period to establish a meaningful performance track record.

With respect to certain specific Funds, the Board considered actions HIFSCO and the relevant sub-adviser had taken to address performance. As of May 1, 2005, Wellington had replaced the portfolio management team for the Advisers Fund, the Focus Fund, and the Stock Fund. As of September 1, 2005, Hartford Investment would replace the portfolio management team for the High Yield Fund. Information presented to the Board concerning these changes demonstrated the strong capabilities and track record of the new portfolio management team as well as Wellington's and Hartford Investment's commitment to dedicate attention and resources to the Funds.

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APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS
(UNAUDITED) - (CONTINUED)

Based on these considerations, the Board concluded with respect to each of the Funds that the Fund's performance over time has been satisfactory or, in the case of the Funds mentioned above, that HIFSCO and the sub-advisers are addressing the Board's concerns about investment performance, and the Board had continued confidence in HIFSCO's and the sub-advisers' overall capabilities to manage each Fund.

The Funds disclose more information about their performance in the Manager Discussions and Financial Highlights sections of this Report and in the Funds' prospectus.

COSTS OF THE SERVICES AND PROFITABILITY OF HIFSCO AND THE SUB-ADVISERS

The Board reviewed information regarding HIFSCO's cost to provide investment management and related services to the Funds and HIFSCO's profitability, both overall and as to profits expected from the management of each Fund. The Board also requested and reviewed information about the profitability to HIFSCO, the sub-advisers and their affiliates from all services provided to the Funds and all aspects of their relationship with the Funds. With respect to those Funds which are sub-advised by Hartford Investment, which is an affiliate of HIFSCO, the Board considered the costs and profitability information for HIFSCO and Hartford Investment in the aggregate. The Board reviewed with representatives of the Consultant the assumptions and allocation methods used by HIFSCO in preparing the cost and profitability data provided to the Board. The Board recognized that allocation methods are inherently subjective, and different methods may be reasonable although they lead to different results. In evaluating HIFSCO's profitability, the Board considered the fact that HIFSCO has subsidized certain of the Funds' fees and total operating expenses through expense limitations and voluntary fee waivers, including expense limitations and voluntary fee waivers negotiated by the Board in connection with the renewal of the agreements, as described below. The Board noted the difficulty in obtaining reliable comparative data about adviser profitability, since such information is not generally publicly available and is impacted by numerous factors, including the structure of an adviser's organization, the types of funds it manages, and the adviser's capital structure and costs of capital. The Board considered the profitability of HIFSCO's relationship with the Funds on a pre-tax basis without regard to distribution expenses.

The Board also requested and received information relating to the operations and profitability of Wellington. In evaluating Wellington's profitability with respect to the Funds, the Board considered primarily HIFSCO's and Wellington's representations that HIFSCO had negotiated Wellington's sub-advisory fees at arm's length. In addition, the Board considered representations from Wellington to the effect that the fees that HIFSCO would pay to Wellington were comparable to fees charged by Wellington to similar clients. The Board also considered Wellington's use of "soft dollars" in connection with allocation of the Funds' brokerage commissions to obtain research that would benefit all of Wellington's clients and reduce amounts Wellington might otherwise have to pay for such research.

Based on these considerations, the Board concluded that the profits anticipated to be realized by HIFSCO, the sub-advisers and their affiliates from their relationships with the Funds would not be excessive.

COMPARISON OF FEES AND SERVICES PROVIDED BY HIFSCO AND THE SUB-ADVISERS

The Board considered comparative information with respect to the investment management fees to be paid by the Funds to HIFSCO, the investment sub-advisory fees to be paid by HIFSCO to the sub-advisers, and the total expense ratios of the Funds. In this regard, the Board requested and reviewed information from HIFSCO and each sub-adviser relating to the management and sub-advisory fees, and total operating expenses, for each of the Funds. The Board also reviewed written materials from Lipper providing comparative information about each Fund's management and sub-advisory fees, total expense ratios and the components thereof, relative to those of three peer groups. In addition, the Board considered the analysis and recommendations of the Consultant relating to each Fund's management and subadvisory fees and total operating expenses. While the Board recognized that comparisons between the Funds and peer funds are imprecise, given the differing service levels and characteristics of mutual funds, and the different business models and cost structures of advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of each Fund's management and sub-advisory fees and total expense ratios.

APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED) - (CONTINUED)

In considering the reasonableness of the Funds' fees and total expense ratios, the Board particularly considered HIFSCO's agreement to downward adjustments in certain Funds' fees and expenses in connection with the contract renewal process. These downward adjustments were a result of reductions of contractual fees, voluntary waivers, additional breakpoints and expense caps, including a voluntary cap on transfer agent fees of 35 basis points for any class of any Fund (to be imposed independently of any other expense cap). In its deliberations, the Board gave significant weight to each Fund's overall expense ratio, net of these reductions.

Unless otherwise noted, the following fee reductions and fee waivers were agreed to at the meeting, each effective November 1, 2005:

     - The Hartford Advisers Fund -- 3.3 basis point contractual fee reduction and an additional 5 basis point fee waiver;

     - The Hartford Equity Income Fund -- 30 basis point fee waiver;

     - The Hartford Focus Fund -- 10 basis point fee waiver;

     - The Hartford Global Communications Fund -- 45 basis point fee waiver; effective September 1, 2005

     - The Hartford Global Financial Services Fund -- 45 basis point fee waiver; effective September 1, 2005

     - The Hartford High Yield Fund -- 15 basis point fee waiver; and

     - The Hartford Stock Fund -- 5 basis point fee waiver.

In addition to the contractual fee reductions and fee waivers noted above, HIFSCO agreed to additional management fee breakpoints of 2 basis points on average daily net assets in excess of $5 billion and 1 basis point on assets in excess of $10 billion; for the following funds:

The Hartford High Yield Fund
The Hartford Income Fund
The Hartford Total Return Bond Fund
The Hartford U.S. Government Securities Fund
The Hartford Inflation Plus Fund
The Hartford Floating Rate Fund
The Hartford Short Duration Fund
The Hartford Money Market Fund
The Hartford Tax-Free Minnesota Fund
The Hartford Tax-Free California Fund
The Hartford Tax-Free National Fund
The Hartford Tax-Free New York Fund

HIFSCO has also agreed to an additional management fee breakpoint of 5 basis points on assets in excess of $500 million for the following funds:

The Hartford Aggressive Growth Allocation Fund
The Hartford Balanced Allocation Fund
The Hartford Conservative Allocation Fund
The Hartford Growth Allocation Fund
The Hartford Income Allocation Fund

Furthermore, HIFSCO agreed to continue the expense caps previously implemented on certain of the Funds through October 31, 2006.

Based on these considerations, and after taking into account the reductions described above, the Board believes that the comparative information reviewed indicates that each Fund's management and sub-advisory fees and total operating expenses are within a range that is competitive and, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, supports the conclusion that these fees and expenses are reasonable.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether the fee levels reflect these economies of scale for the benefit of each Fund's investors.

APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED) - (CONTINUED)

The Board reviewed the breakpoints in the advisory fee schedule for each of the Funds, including the additional breakpoints agreed to in the schedule for each Fund sub-advised by Hartford Investment as described above, which reduce fees as Fund assets grow over time. These breakpoints provide economies of scale to the Funds and their shareholders in that as a Fund grows in size, its effective management fee rate declines. The Board recognized that Funds with assets beyond the last breakpoint level continue to benefit from economies of scale, because additional assets are charged the lowest breakpoint fee, resulting in lower overall effective management fee rates. The Board considered that certain Funds may achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. The Board also considered that expense limitations and fee waivers that reduce Fund expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders, and that a schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale.

The Board requested and considered information regarding HIFSCO's and the sub-advisers' realization of economies of scale with respect to the Funds. The Board considered representations from HIFSCO that it was difficult to anticipate whether and the extent to which economies may be realized by HIFSCO as assets grow over time.

The Board reviewed and evaluated materials from Lipper showing how the fee schedules of peer funds reflect economies of scale for the benefit of investors as a peer fund's assets hypothetically increase over time. In this regard, the Board considered a presentation from HIFSCO demonstrating the actual and hypothetical impact of breakpoints in the Funds' advisory and sub-advisory fee schedules as the Funds grow over time, including the impact of expense limitations placed on certain Funds. Based on information provided by HIFSCO, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints, or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund's investors, based on currently available information and the effective advisory fees and expense ratios for the Funds at their current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

OTHER BENEFITS

The Board considered other benefits to HIFSCO, the sub-advisers and their affiliates from their relationships with the Funds.

The Board reviewed information noting that Hartford Life, Inc. ("Hartford Life"), an affiliate of HIFSCO, receives fees for fund accounting and related services from the Funds, and the Board considered information on expected profits to Hartford Life or its affiliates for such services. The Board noted, in this regard, that Hartford Life is in the process of completing a reorganization of the fund accounting function that is expected to result in cost savings to the Funds over time. The Board noted that it would continue to monitor potential cost savings in this area.

The Board also reviewed the fact that Hartford Administrative Services Company ("HASCO"), the Funds' transfer agent and an affiliate of HIFSCO, receives transfer agency compensation from the Funds, and the Board reviewed information on the expected profitability of the Funds' transfer agency function to HASCO. The Board noted, in this regard, that HASCO is a recognized leader in providing high quality services to Fund shareholders. The Board considered information provided by HIFSCO indicating that the per-account fees charged by HASCO to the Funds are reasonable and in line with industry standards. The Board additionally considered that HIFSCO has agreed to a new voluntary expense cap whereby the transfer agent expenses of Fund will not exceed 35 basis points for any class of any Fund, independently of other existing or proposed expense limitations.

The Board also considered that, as principal underwriter of the Funds, HIFSCO receives 12b-1 fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that certain affiliates of HIFSCO distribute shares of the Funds and receive compensation in that connection.

APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED) - (CONTINUED)

The Board considered benefits to the sub-advisers from their proposed use of the Funds' brokerage commissions to obtain soft dollar research, and representations from HIFSCO and the sub-advisers that the sub-advisers would not be making any revenue-sharing payments or any other type of distribution payments to HIFSCO or its affiliates.

The Board considered the benefits to shareholders of being part of the Hartford family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds in the family and to combine holdings in other Funds to obtain a reduced sales charge. The Board considered HIFSCO's efforts to provide investors in the family with a broad range of investment styles and asset classes, and its entrepreneurial risk in initiating new funds to expand these opportunities for shareholders.

                                    * * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Funds and their shareholders for the Board to approve the agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors and the full Board met separately in executive session on several occasions, with independent legal counsel, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

SELECT SMALLCAP GROWTH FUND
(FOR PURPOSES OF THIS SECTION, THE TERM "FUND" SHALL REFER ONLY TO SELECT SMALLCAP GROWTH FUND)

At a meeting held on May 3-4, 2005, the Board of Directors unanimously voted to approve Select SmallCap Growth Fund's (the "Fund") investment management agreement with HIFSCO and the investment sub-advisory agreements between HIFSCO and each of the Fund's sub-advisers ("sub-advisers") -- Oberweis Asset Management, Inc. ("Oberweis") and Jennison Associates LLC ("Jennison") (collectively, the "agreements"). In this regard, the Board requested and reviewed materials concerning the Fund from HIFSCO and the sub-advisers (the "Adviser Materials"), and received in-person presentations about the Fund by the Fund's officers, and representatives from HIFSCO and the sub-advisers at the May 3-4, 2005 meeting. In determining to approve the agreements, the Board considered the following categories of material factors, among others, relating to the agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the nature, extent, and quality of the services to be provided to the Fund by HIFSCO and the sub-advisers. The Board considered, among other things, HIFSCO's and each sub-adviser's organizational structure, personnel who would provide services to the Fund, capacity, investment process, and regulatory/compliance history. In addition, the Board considered each sub-adviser's investment philosophy, performance record, and trade execution capabilities. The Board also considered representations from fund management that the management styles of the two sub-advisers would complement each other, and concluded that the Fund had merit as an addition to the Hartford family of funds. The Board further considered its past experiences with HIFSCO with respect to the services it has provided to other Hartford-sponsored funds, including HIFSCO's management and monitoring of the funds' sub-advisers, the quality of HIFSCO's communications with the Board, the compliance structure and systems established by HIFSCO, and HIFSCO's responsiveness to Board inquiries. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HIFSCO and each of the sub-advisers.

PERFORMANCE OF THE FUND, HIFSCO, AND THE SUB-ADVISERS

As the Fund is a new fund, there was no performance history of the Fund for the Board to review. However, the Board considered the investment performance of the sub-advisers in managing funds and accounts which follow investment strategies similar to the Fund (i.e., focusing on small-cap growth investments). In this regard, the Board reviewed presentations by Fund officers and representatives of the sub-advisers, and relevant information included in the Adviser Materials. The Board considered each sub-adviser's prior performance in managing assets in the small-cap growth asset category with respect to both benchmark and various peer group records. In addition, the Board considered reports from HIFSCO showing the hypothetical past-performance of composites reflecting the Fund's proposed investment strategy and

APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED) - (CONTINUED)

investment process. The Board concluded that, while there could be no guarantee of future results, the Board was satisfied that HIFSCO and each sub-adviser have the capability of providing satisfactory investment performance for the Fund.

COMPARISON OF FEES AND SERVICES PROVIDED BY HIFSCO AND THE SUB-ADVISERS

In addition, the Board considered both the investment management fees to be paid by the Fund to HIFSCO and the sub-advisory fees to be paid by HIFSCO to the sub-advisers under the agreements. In doing so, the Board reviewed both the Adviser Materials and comparative information on investment management fees paid by similar funds. In particular, the Board considered that the proposed investment management fee was competitive when compared to the fees of the Fund's peer group. The Board considered the quality of the services to be performed for the Fund by HIFSCO and the sub-advisers, including each sub-adviser's research and fundamental analysis capabilities. The Board also considered the long term experience of HIFSCO and the sub-advisers, the compliance structure and systems established by HIFSCO and the sub-advisers, and the financial viability of HIFSCO and the sub-advisers. In addition, the Board reviewed information regarding HIFSCO's cost to provide investment management services to the Fund and HIFSCO's profit margin, both over all and as to profits expected from management of the Fund. In the case of the sub-advisers, the Board considered HIFSCO's representation that it had negotiated the sub-advisers' fees at arm's length, and that the fees that HIFSCO would pay to the sub-advisers were comparable to fees charged by the sub-advisers to other institutional clients. Based on these considerations, the Board concluded that the management fees to be paid to HIFSCO and the sub-advisers were fair and reasonable. The Board also concluded that, under all the circumstances, the profitability reasonably expected to be realized by HIFSCO with respect to the Fund would not be excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund's investors. The Board considered HIFSCO's representations that the Fund could be expected to achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. With respect to economies of scale, the Board considered the breakpoints in the Fund's management fee and sub-advisory fee schedules and how any benefits from economies of scale would be realized by the various parties. The Board reviewed materials providing comparative breakpoint information for other fund groups. The Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund's investors.

OTHER BENEFITS

The Board considered other benefits to HIFSCO, the sub-advisers and their affiliates from their relationships with the Fund. The Board reviewed information noting that HIFSCO and its affiliates will receive fees for fund accounting and other services. The Board also reviewed the fact that Hartford Administrative Services Company, the Fund's transfer agent, will receive transfer agency compensation from the Fund. In addition, the Board considered benefits to the sub-advisers from their proposed use of the Fund's brokerage commissions to obtain research that could be used for the sub-advisers' clients other than the Fund, and representations from HIFSCO and the sub-advisers that the sub-advisers would not be making any revenue-sharing payments or any other type of distribution payments to HIFSCO or its affiliates.

The Board considered a number of other factors, including, among others, HIFSCO's and each sub-adviser's entrepreneurial risk, HIFSCO's efforts in making a full array of mutual funds available to shareholders within the Hartford fund family, and HIFSCO's commitment to providing a complete investment program with innovative opportunities designed to meet the needs of shareholders.

                                    * * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the investment management agreement and investment sub-advisory agreements for the Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Board met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED) - (CONTINUED)

RETIREMENT INCOME FUND, TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND AND TARGET RETIREMENT 2030 FUND
(FOR PURPOSES OF THIS SECTION, THE TERM "FUNDS" SHALL REFER ONLY TO RETIREMENT INCOME FUND, TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND AND TARGET RETIREMENT 2030 FUND)

At a meeting held on May 3-4, 2005, the Board of Directors unanimously voted to approve the investment management agreement between Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund (collectively, the "Funds") and HIFSCO and the investment sub-advisory agreement between HIFSCO and the Funds' sub-adviser ("sub-adviser") -- Hartford Investment Management Company ("Hartford Investment") (collectively, the "agreements") relating to the Funds. In this regard, the Board requested and reviewed materials concerning the Funds from HIFSCO and Hartford Investment (the "Adviser Materials"), and received several in-person presentations about the Funds by the Funds' officers, and representatives of HIFSCO and Hartford Investment at meetings on February 1, 2005 and May 3-4, 2005. In determining to approve the agreements, the Board considered the following categories of material factors, among others, relating to the agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered the nature, extent, and quality of the services to be provided to the Funds by HIFSCO and Hartford Investment. The Board discussed each Fund's strategy and fund-of-funds structure, and HIFSCO's intention to retain Ibbotson, a third-party consulting firm, to provide research and recommendations on allocation decisions made by the Funds, and concluded that the Funds had merit as additions to the Hartford family of funds. The Board considered, among other things, HIFSCO's and Hartford Investment's organizational structure, personnel, capacity, investment process, and regulatory/compliance history. The Board also considered the recent experience of Hartford Investment personnel in managing other funds of funds, and their experience with Ibbotson in connection with those funds. The Board further considered its past experiences with HIFSCO and Hartford Investment with respect to the services each firm has provided to other Hartford-sponsored funds in the past, including HIFSCO's management and monitoring of the funds' sub-advisers, the quality of HIFSCO's and Hartford Investment's communications with the Board, the compliance structure and systems established by both HIFSCO and Hartford Investment, and each firm's responsiveness to Board inquiries. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by HIFSCO and Hartford Investment.

PERFORMANCE OF THE FUNDS, HIFSCO, AND THE SUB-ADVISER

As the Funds are new mutual funds, there was no performance history of the Funds for the Board to review. However, the Board considered information from Hartford Investment on the experience of the portfolio management team and the process to be used for selecting underlying mutual funds by Hartford Investment, including information about the investment performance of the underlying funds. The Board also considered information from management on the strong impact that asset-allocation decisions are expected to have on the Funds' performance and Ibbotson's qualifications in this area. The Board concluded that, while there could be no guarantee of future results, the Board was satisfied that HIFSCO and Hartford Investment have the capability of providing satisfactory investment performance for the Funds.

COMPARISON OF FEES AND SERVICES PROVIDED BY HIFSCO AND THE SUB-ADVISER

The Board considered both the investment management fees to be paid by the Funds to HIFSCO and the sub-advisory fees to be paid by HIFSCO to Hartford Investment under the agreements. In doing so, the Board reviewed both the Adviser Materials and comparative information on investment management fees paid by similar funds. In considering the investment management fees to be paid by the Funds, the Board considered the quality of the services to be performed for the Funds by HIFSCO and Hartford Investment, and the financial viability of HIFSCO and Hartford Investment. The Board also considered the expense caps that HIFSCO agreed to place on the Funds, and that the management fees related to the Funds were competitive as compared to other asset allocation funds, given the value of the services to be provided and the expense caps. The Board further considered that shareholders of the Funds indirectly will pay the investment management fees of the underlying funds in which the Funds invest. The Board noted HIFSCO's representation that the investment management fees to be paid by the Funds under the agreements are based on services provided in addition to, rather than duplicative of, services provided to the underlying funds. In addition, the Board reviewed information regarding HIFSCO's and Hartford Investment's cost to provide investment management services to the Funds, including the cost of consulting services to be

APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED) - (CONTINUED)

provided by Ibbotson. The Board also considered HIFSCO's profitability, both over all and as to profits expected from management of the Funds. Based on these considerations, the Board concluded that the investment management fees to be paid to HIFSCO and Hartford Investment were fair and reasonable. The Board also concluded that, under all the circumstances, the profitability reasonably expected to be realized by HIFSCO with respect to the Funds would not be excessive.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of the Funds' investors. The Board considered HIFSCO's representations that the Funds could be expected to achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. With respect to economies of scale, the Board considered the breakpoints in each Fund's management fee schedule and how any benefits from economies of scale would be realized by the various parties. The Board also considered the potential impact on the breakpoint schedules of underlying funds that may benefit from investments by the Funds. The Board reviewed materials providing comparative breakpoint information for other fund groups. The Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Funds' investors.

OTHER BENEFITS

The Board considered other benefits to HIFSCO, Hartford Investment and their affiliates from their relationships with the Funds. The Board reviewed information noting that HIFSCO and its affiliates may receive fees for fund accounting and other services. The Board also reviewed the fact that Hartford Administrative Services Company, the Funds' transfer agent, will receive transfer agency compensation from the Funds. The Board also considered the indirect benefits to HIFSCO, Hartford Investment and their affiliates from fees they may realize on underlying funds in which the Funds will invest.

The Board considered a number of other factors, including, among others, HIFSCO's and Hartford Investment's entrepreneurial risk, HIFSCO's efforts in making a full array of mutual funds available to shareholders within the Hartford fund family, and HIFSCO's commitment to providing a complete investment program with innovative opportunities designed to meet the needs of shareholders.

                                    * * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Funds and their shareholders for the Board to approve the investment management agreement and investment sub-advisory agreement for the Funds. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Board met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

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

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

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ITEM 2. CODE OF ETHICS.

     Registrant has adopted a code of ethics that applies to Registrant's principal executive officer, principal financial officer and controller which is attached as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Directors of the Registrant has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent director.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit fees for Retail Funds N-CSR-2005

                              Mutual Funds, Inc.     Mutual Funds, Inc. II
                               2005        2004        2005        2004
                             ---------   ---------   ---------   ---------
a Audit Fees                 $ 671,800   $ 448,985   $ 117,900   $ 98,215
b Audit related fees         $       -   $  30,770   $       -   $  6,730
c Tax Fees                   $ 142,229   $  81,641   $  24,283   $ 17,859
d All other fees                         $       -               $      -
g Non audit fees             $ 700,000   $ 112,411   $ 700,000   $ 24,589

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Registrant has a separately designated standing Audit Committee comprised of the independent directors listed below:

Robert M. Gavin
Sandra S. Jaffee
William P. Johnston
Phillip O. Peterson

ITEM 6. SCHEDULE OF INVESTMENTS

     The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the policy was last filed in response to this requirement.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     12(a)(1)  Code of Ethics

       (a)(2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

       (a)(3)  Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      THE HARTFORD MUTUAL FUNDS II, INC.

Date: December 15, 2005               By: /s/ David M. Znamierowski
                                         -------------------------------------
                                          David M. Znamierowski
                                          Its: President


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date: December 15, 2005               By: /s/ David M. Znamierowski
                                         -------------------------------------
                                          David M. Znamierowski
                                          Its: President


Date: December 15, 2005               By: /s/ Tamara L. Fagely
                                         -------------------------------------
                                          Tamara L. Fagely
                                          Its: Vice President, Controller and
                                               Treasurer

                                  EXHIBIT LIST


             12(a)(1)  Code of Ethics

99.CERT      12(a)(2)  Certifications

                       (i) Section 302 certification of principal executive officer

                       (ii) Section 302 certification of principal financial
                            officer

99.906CERT   12(a)(3)  Section 906 certification of principal executive officer and principal financial officer